UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2018 through August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2018 (Unaudited)

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 9, 2018 (Unaudited)

Dear Shareholder,

The world’s leading economies continued to expand in the six months ended August 31, 2018, though the pattern of synchronized global growth that had characterized the previous two years began to dissipate amid geopolitical tensions and rising borrowing costs for emerging market nations.

“During the reporting period, the current U.S. economic expansion became the second longest on record.” — George C.W. Gatch

U.S. gross domestic product (GDP) growth surged to 4.2% in the second quarter of 2018 from 2.2% in the first quarter. Notably, unemployment stood at 3.9% in August, though wage growth remained subdued. While the U.S. raised import tariffs on Chinese goods worth billions of dollars and the Chinese government responded in kind during the reporting period, trade tensions with China and other U.S. trading partners appeared to have little impact on business sentiment in the U.S. In response to continued economic growth and falling unemployment, the U.S. Federal Reserve raised benchmark interest rates in March and again in June. (Subsequent to the end of the reporting period, the central bank raised interest rates in September 2018.)

In the European Union, positive economic growth was clouded by political uncertainty. Second quarter GDP rose 2.1%, though core inflation remained below the European Central Bank’s (ECB) target rate. Unemployment in the 19-nation euro area fell to 8.1% in August, the lowest level since November 2008. However, a new government in Italy raised investor concerns that its budget plans would deviate from the European Commission’s stability and growth pact and force the commission to enact punitive measures. Against this backdrop, the ECB held to its plan to maintain interest rates at current levels until at least next summer. Meanwhile, negotiations over the U.K.’s exit from the European Union continued without resolution, raising political tensions between leaders in the EU and the U.K. as well as within the Britain’s ruling Conservative Party.

While trade tensions led to a decline in Chinese exports to the U.S., the Chinese government took steps to further stimulate domestic demand and capital outflows from China appeared limited at the end of the reporting period.

Meanwhile, select emerging market nations saw the value of their currencies and their sovereign debt plummet. Nations dependent on foreign lending and imported petroleum were hit hardest by rising U.S. interest rates and a strengthening U.S. dollar that effectively raised borrowing costs. The economies of Argentina, Brazil, South Africa and Turkey were among those hurt by rising borrowing costs and/or political uncertainty.

In financial markets, U.S. equities largely recovered from a sharp sell-off in February 2018 and outperformed other regions and other asset classes. Record corporate earnings, strong consumer spending and positive economic data bolstered equity prices and pushed the S&P 500 Index to record highs in August. Equity prices in other developed markets were weak and prices fell sharply in emerging markets. Bond markets were mixed, with limited positive returns in select U.S. Treasury bonds and U.S. high yield bonds (also called “junk bonds”) and negative returns for emerging markets debt. Notably, global energy prices rose somewhat during the reporting period, which supported oil exporting economies without becoming a large drag on global economic growth.

During the reporting period, the current U.S. economic expansion became the second longest on record. While the underlying fundamentals of continued global economic growth remained in place at the end of August, the longer-term impact of protectionist U.S. trade policy and the extent of currency devaluation in emerging markets were key issues looming over global financial markets.

We believe that investors may be best served by a well-diversified portfolio and a patient outlook. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

During the reporting period, U.S. bond markets largely underperformed U.S. equities, which were supported by record corporate profits, strong consumer spending and continued economic growth. The U.S. Federal Reserve raised interest rates in March and again in June.

Within fixed-income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion became the second-longest on record.

Within the U.S. municipal bond market, interest rates rose significantly in the short end of the yield curve but largely moved in a narrow band for maturities of five years and longer during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. For the six months ended August 31, 2018, the Bloomberg Barclays Municipal Bond Index returned 1.75%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.17%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	1.57%

Net Assets as of 8/31/2018 (In Thousands)	$201,430
Duration as of 8/31/2018	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). Interest rates rose on two-year and five-year bonds during the reporting period and moved in a narrow range and ended slightly lower on ten-year, fifteen-year and thirty-year bonds. Overall, lower quality bonds outperformed higher quality bonds.

Relative to the Benchmark, the Fund’s shorter duration in the housing sector hurt performance as interest rates rose on bonds with shorter maturities. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a larger decrease in price as interest rates rise. The Fund’s underweight position in the ten-plus-year portion of the yield curve and its underweight position in general obligation bonds also detracted from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight position and longer duration in the hospital sector and its underweight position in the pre-refunded sector were leading contributors to relative per-

formance. The Fund’s overweight position in single-A rated bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the six month period, the Fund’s overall duration was slightly shorter than that of the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	23.5%
AA	46.5
A	22.9
BBB	5.5
NR	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	February 23, 1993
With Sales Charge**		(2.85)%	(4.79)%	1.98%	2.72%
Without Sales Charge		0.92	(1.03)	2.75	3.12
CLASS C SHARES	November 4, 1997
With CDSC***		(0.24)	(2.49)	2.17	2.54
Without CDSC		0.76	(1.49)	2.17	2.54
CLASS I SHARES	February 9, 1993	1.17	(0.69)	3.01	3.39
CLASS R6 SHARES	November 6, 2017	1.11	(0.71)	3.01	3.38

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares had different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Municipal Income Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.94%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	0.94%

Net Assets as of 8/31/2018 (In Thousands)	$1,631,990
Duration as of 8/31/2018	3.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund performed in line with the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates rose on two-year and five-year bonds and moved in a narrow band on two-year, fifteen-year and thirty-year bonds before ending the period slightly lower. Overall, lower quality bonds outperformed higher quality bonds.

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance. Duration measures the price sensitivity of a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall. The Fund’s underweight position in pre-refunded bonds and its overweight positions in the hospitals sector and in California bonds also helped relative performance.

The Funds underweight positions in industrial development revenue/pollution control revenue bonds, leasing sector bonds and in state general obligation bonds were leading detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	24.5%
AA	45.0
A	22.1
BBB	5.2
NR	3.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.34)%	(2.72)%	0.46%	1.02%
Without Sales Charge		0.94	(0.52)	0.92	1.25
CLASS C SHARES	November 1, 2001
With CDSC***		(0.33)	(2.06)	0.42	0.74
Without CDSC		0.67	(1.06)	0.42	0.74
CLASS I SHARES	June 19, 2009	1.17	(0.07)	1.39	1.73

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class I Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class I Shares would have been different than those shown because Class I Shares had different expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as invest-

ment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.41%
Bloomberg Barclays Municipal Bond Index	1.75%

Net Assets as of 8/31/2018 (In Thousands)	$368,925
Duration as of 8/31/2018	6.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund underperformed the Bloomberg Barclays Municipal Bond Index (the “Benchmark”). Interest rates rose on two-year and five-year bonds during the reporting period, while interest rates on ten-year, fifteen-year and thirty-year bonds moved in a narrow range and ended slightly lower. Overall, lower rated bonds outperformed higher rated bonds.

Relative to the Benchmark, the Fund’s overweight position in pre-refunded bonds and its underweight positions in the leasing sector and in bonds issued by California and Illinois detracted from performance.

The Fund’s longer overall duration compared with the Benchmark was a leading contributor to relative performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates rise. The Fund’s overweight allocation to the ten-plus year portion of the yield curve also helped relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The

Fund’s overweight positions in the housing, hospital and industrial development revenue/pollution control revenue bond sector and its overweight positions in single-A rated bonds and BBB rated bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	12.2%
AA	49.7
A	21.8
BBB	12.9
NR	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(2.39)%	(3.31)%	3.34%	3.33%
Without Sales Charge		1.41	0.43	4.13	3.72
CLASS C SHARES	July 1, 2008
With CDSC***		0.13	(1.14)	3.45	3.03
Without CDSC		1.13	(0.14)	3.45	3.03
CLASS I SHARES	February 1, 1995	1.53	0.66	4.31	3.91

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Bloomberg Barclays U.S. Municipal Index and the Lipper General & Insured Municipal Debt Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General & Insured Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.73%
Bloomberg Barclays 1 Year Municipal Bond Index	0.69%

Net Assets as of 8/31/2018 (In Thousands)	$2,417,755
Duration as of 8/31/2018	0.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund outperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”). Interest rates on two-year and five-year bonds generally rose during the reporting period, while interest rates on ten-year, fifteen-year and thirty-year bonds moved in a narrow band and ended slightly lower. Lower rated bonds generally outperformed higher rated bonds during the reporting period.

Relative to the Benchmark, the Fund’s allocation to floating rate bonds, which are not held in the Benchmark, was a leading contributor to performance. The Fund’s underweight position in pre-refunded bonds and its overweight positions in the housing and hospital sectors also contributed to relative performance.

The Fund’s underweight position in single-A rated bonds was a leading detractor from performance relative to the Benchmark. The Fund’s underweight position in state general obligation bonds and its overweight positions in local government obligation bonds and the transportation sector also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers sought to maintain an average weighted maturity of two years or less and used a risk/reward analysis to identify investments that they believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	16.4%
AA	37.7
A	17.4
BBB	4.6
BB	0.1
NR	23.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge**		(1.79)%	(1.66)%	(0.36)%
Without Sales Charge		0.47	0.59	0.65
CLASS I SHARES	May 31, 2016	0.73	0.90	0.90

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund, the Bloomberg Barclays 1 Year Municipal Bond Index and the Lipper Short Municipal Debt Funds Index from May 31, 2016 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The Lipper Short Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 1.2%
Utility — 1.2%
The Lower Alabama Gas District, Gas Project Series A, Rev., 5.00%, 9/1/2031	2,000	2,334

Alaska — 0.5%
Housing — 0.5%
Alaska Housing Finance Corp., General Mortgage Series A, Rev., 3.50%, 6/1/2046	895	920

Arizona — 2.7%
Water & Sewer — 2.7%
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2022	2,645	2,964
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,478

Total Arizona		5,442

California — 1.1%
General Obligation — 0.5%
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	1,000	962

Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series B, Rev., 5.00%, 7/1/2026	410	465

Other Revenue — 0.4%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	685	706

Total California		2,133

Colorado — 1.5%
Education — 1.0%
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	467
Rev., 5.00%, 9/1/2022	470	517
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 1.92%, 10/1/2018 (b)	1,000	1,014

		1,998

Hospital — 0.5%
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (c)	1,000	1,021

Total Colorado		3,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 2.7%
Education — 1.6%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., 5.25%, 11/15/2023	1,560	1,665
Series A, Rev., 5.25%, 11/15/2024	1,500	1,599

		3,264

Housing — 1.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries A-1, Rev., 4.00%, 11/15/2045	475	494
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,240	1,300
Subseries A-1, Rev., 4.00%, 11/15/2047	450	471

		2,265

Total Connecticut		5,529

Delaware — 0.1%
Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	265	273

District of Columbia — 2.2%
Transportation — 0.6%
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series B, Rev., 5.00%, 7/1/2025	1,000	1,165

Water & Sewer — 1.6%
District of Columbia Water and Sewer Authority Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	3,000	3,348

Total District of Columbia		4,513

Florida — 8.6%
Certificate of Participation/Lease — 3.0%
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,565
The School Board of Miami-Dade County Series D, COP, 5.00%, 2/1/2027	3,000	3,450

		6,015

Hospital — 0.6%
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021	1,100	1,189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — 0.3%
Florida Housing Finance Corp., Homeowner Mortgage, Special Program
Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	185	188
Series B, Rev., GNMA COLL, 4.50%, 1/1/2029	220	223
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	280	287

		698

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	919
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.10%, 4/11/2019 (c)	500	500

		1,419

Other Revenue — 1.1%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,248

Utility — 2.9%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,813

Total Florida		17,382

Georgia — 1.5%
Hospital — 0.5%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	990

Housing — 1.0%
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	705	737
Series B, Rev., 4.00%, 12/1/2047	1,245	1,307

		2,044

Total Georgia		3,034

Guam — 0.4%
Water & Sewer — 0.4%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	416
Rev., 5.00%, 7/1/2024	300	336

Total Guam		752

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 0.9%
Hospital — 0.2%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	410

Housing — 0.7%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	127	127
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	133	133
City of Peoria, City of Moline and City of Freeport, Collateralized Single Family Mortgage Series A, Rev., GNMA COLL, 7.60%, 4/1/2027	10	10
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	1,090	1,118

		1,388

Total Illinois		1,798

Indiana — 2.9%
Hospital — 0.9%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,886

Housing — 0.2%
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	355	365

Industrial Development Revenue/Pollution Control Revenue — 1.1%
County of St. Joseph, Economic Development, St. Mary's College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,151

Water & Sewer — 0.7%
Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series A, Rev., 5.00%, 10/1/2030	1,250	1,377

Total Indiana		5,779

Iowa — 1.5%
Education — 0.5%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,113

Housing — 1.0%
Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	10	10

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — continued
Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,935	1,996

		2,006

Total Iowa		3,119

Kentucky — 0.5%
Education — 0.3%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	537

Industrial Development Revenue/Pollution Control Revenue — 0.2%
County of Carroll, Pollution Control, Kentucky Utilities Company Project Series A, Rev., 1.05%, 9/1/2019 (c)	500	496

Total Kentucky		1,033

Louisiana — 0.8%
Housing — 0.2%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	73	73
Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 6/1/2040	215	216
Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.60%, 12/1/2028	5	5

		294

Other Revenue — 0.6%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	789
Louisiana Public Facilities Authority, Archdiocese of New Orleans Project
Rev., 5.00%, 7/1/2021	165	178
Rev., 5.00%, 7/1/2022	250	274

		1,241

Total Louisiana		1,535

Maine — 0.7%
Housing — 0.7%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	210	217
Series B, Rev., 4.00%, 11/15/2043	175	180
Series A, Rev., 4.00%, 11/15/2045	925	964

Total Maine		1,361

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — 0.7%
Housing — 0.7%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	1,405	1,471

Massachusetts — 7.4%
Education — 1.1%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,073
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,059

		2,132

Housing — 0.3%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	250	258
Series 183, Rev., 3.50%, 12/1/2046	395	406

		664

Water & Sewer — 6.0%
Massachusetts Clean Water Trust, Pool Program Rev., 5.25%, 8/1/2024	3,000	3,514
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	5,000	6,189
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,499

		12,202

Total Massachusetts		14,998

Michigan — 1.7%
Education — 0.3%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	661

Housing — 0.6%
Michigan State Housing Development Authority, Single-Family Mortgage Series B, Rev., 3.50%, 6/1/2047	1,100	1,129

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	570	556
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	1,075	1,111

		1,667

Total Michigan		3,457

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 3.0%
General Obligation — 0.0% (d)
State of Minnesota Series A, GO, 5.00%, 10/1/2021 (e)	35	38

Housing — 3.0%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	295	304
Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/1/2038	7	8
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	233	233
Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project Rev., 6.10%, 9/1/2019	210	210
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	92	92
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	370	375
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	200	203
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	170	176
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,109
Rev., 5.25%, 8/1/2025	1,070	1,169
Rev., 5.25%, 8/1/2026	825	901
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	215	220
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	920	962

		5,962

Total Minnesota		6,000

Mississippi — 0.1%
Housing — 0.1%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	280	286

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.9%
Housing — 0.9%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,680	1,731
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	145	148

Total Missouri		1,879

Nebraska — 0.9%
Hospital — 0.9%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,108
Rev., 5.00%, 7/1/2031	720	781

Total Nebraska		1,889

Nevada — 0.7%
Hospital — 0.7%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	636
Rev., 5.00%, 9/1/2029	620	708

Total Nevada		1,344

New Hampshire — 2.6%
Education — 2.6%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,160
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,105

Total New Hampshire		5,265

New Jersey — 4.0%
Education — 1.0%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,958

General Obligation — 0.7%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,433

Hospital — 1.6%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,095
Series A, Rev., AGM, 5.00%, 7/1/2023	820	912

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,251

		3,258

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series A, Rev., 4.50%, 10/1/2048	1,250	1,339

Total New Jersey		7,988

New York — 7.6%
Housing — 1.6%
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,455	1,499
Series 195, Rev., 4.00%, 10/1/2046	1,470	1,531
New York State Mortgage Agency, 39th Series Rev., 5.00%, 4/1/2028	170	174

		3,204

Other Revenue — 0.8%
New York State Dormitory Authority, State Sales Tax Series B, Rev., 5.00%, 3/15/2030	1,500	1,732

Prerefunded — 0.0% (d)
New York State Dormitory Authority Series A, Rev., 5.25%, 2/15/2019 (e)	5	5

Special Tax — 0.0% (d)
New York State Dormitory Authority, State Personal Income Tax Series A, Rev., 5.25%, 2/15/2024	75	76

Transportation — 1.7%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,110
Port Authority of New York and New Jersey, Consolidated, 194th Series Rev., 5.00%, 10/15/2030	2,000	2,314

		3,424

Water & Sewer — 3.5%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,146
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects — Second Resolution
Series A, Rev., 5.25%, 6/15/2027	2,500	2,570
Series B, Rev., 5.00%, 6/15/2028	3,000	3,257

		6,973

Total New York		15,414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 2.3%
Other Revenue — 0.6%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,175

Water & Sewer — 1.7%
City of Charlotte, Water and Sewer System Rev., 5.25%, 7/1/2022	3,330	3,428

Total North Carolina		4,603

North Dakota — 3.2%
Housing — 2.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 5.00%, 7/1/2028	130	132
Series D, Rev., 4.50%, 1/1/2029	285	287
Series F, Rev., AMT, 4.50%, 1/1/2035	260	265
Series D, Rev., 3.50%, 7/1/2046	510	525
Series D, Rev., 4.00%, 7/1/2046	1,615	1,682
Series D, Rev., FHA, 4.00%, 1/1/2048	1,415	1,487

		4,378

Utility — 1.0%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,081

Total North Dakota		6,459

Ohio — 2.5%
General Obligation — 0.9%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,775

Housing — 0.7%
Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	1,220	1,277
Ohio Housing Finance Agency, Single Family Mortgage Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	15	15

		1,292

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series B, Rev., 5.00%, 12/1/2029	1,615	1,878

Total Ohio		4,945

Oklahoma — 0.3%
Housing — 0.3%
Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	380	388

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — continued
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series A, Rev., GNMA COLL, 4.38%, 9/1/2027	180	183

		571

Other Revenue — 0.0% (d)
IDK Partners III Trust, Mortgage Pass-Through Certificates Class A, Rev., 5.10%, 8/1/2023 ‡	17	17

Total Oklahoma		588

Oregon — 0.4%
Housing — 0.4%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	785	817

Pennsylvania — 4.5%
Housing — 1.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,615	1,662
Series 122, Rev., 4.00%, 10/1/2046	490	512

		2,174

Industrial Development Revenue/Pollution Control Revenue — 2.4%
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,236
Rev., AGM, 5.00%, 12/1/2026	1,550	1,777
Rev., AGM, 5.00%, 12/1/2027	680	782

		4,795

Other Revenue — 1.0%
Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative Rev., 5.00%, 4/15/2019	2,000	2,038

Total Pennsylvania		9,007

Rhode Island — 1.0%
Housing — 1.0%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing Series 1-A, Rev., 1.70%, 10/1/2019 (c)	2,000	1,999

South Carolina — 1.3%
Housing — 0.7%
South Carolina State Housing Finance and Development Authority
Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	135	138

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued
Series A, Rev., 4.00%, 1/1/2047	380	397
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	885	929

		1,464

Other Revenue — 0.6%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,147

Total South Carolina		2,611

South Dakota — 1.0%
Housing — 1.0%
South Dakota Housing Development Authority, Homeownership Mortgage Series D, Rev., 4.00%, 11/1/2045	1,850	1,929

Tennessee — 1.1%
Housing — 1.1%
Tennessee Housing Development Agency, Housing Finance Program Series A-1, Rev., 5.00%, 1/1/2027	110	112
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., 4.00%, 7/1/2043	235	243
Rev., 3.50%, 1/1/2048	1,845	1,903

Total Tennessee		2,258

Texas — 5.1%
General Obligation — 1.4%
Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,299
State of Texas, Water Financial Assistance Series D, GO, 5.00%, 5/15/2033	450	514

		2,813

Hospital — 0.4%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., 5.00%, 10/15/2026	250	283
Rev., 5.00%, 10/15/2027	500	565

		848

Housing — 0.7%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (c)	1,025	1,026
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	380	395

		1,421

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — 0.6%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,086

Transportation — 1.6%
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,212

Water & Sewer — 0.4%
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	800

Total Texas		10,180

Utah — 4.2%
Housing — 2.6%
Utah Housing Corp., Single Family Mortgage Series D, Rev., FHA, 4.00%, 1/1/2045	1,520	1,587
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,667

		5,254

Other Revenue — 0.6%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,193

Utility — 1.0%
Utah Associated Municipal Power System, Horse Butte Wind Project Series B, Rev., 5.00%, 9/1/2033	1,700	1,960

Total Utah		8,407

Vermont — 3.4%
Education — 2.5%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,087
Series A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,530
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,365

		4,982

Housing — 0.9%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	200	204
Series B, Rev., AMT, 3.75%, 11/1/2045	1,570	1,615

		1,819

Total Vermont		6,801

Washington — 3.3%
Hospital — 1.7%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued
Washington Health Care Facilities Authority, Virginia Mason Medical Center Rev., 5.00%, 8/15/2026	1,125	1,268

		3,376

Housing — 1.6%
Washington Housing Finance Commission, Single-Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	400	410
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,720	2,799

		3,209

Total Washington		6,585

West Virginia — 0.5%
Other Revenue — 0.5%
West Virginia Economic Development Authority, Lease, Correctional Juvenile and Public Safety Facilities Series A, Rev., 5.00%, 6/1/2029	1,000	1,094

Wisconsin — 2.7%
Education — 2.7%
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	285
Rev., 5.00%, 7/1/2025	250	287
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 5.00%, 9/1/2022	520	565
Rev., 5.00%, 9/1/2023	550	604
Rev., 5.00%, 9/1/2024	580	643
Rev., 5.00%, 9/1/2025	235	262
Rev., 5.00%, 9/1/2026	385	431
Rev., 5.00%, 9/1/2027	785	883
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	459
Series C, Rev., 5.00%, 2/15/2028	575	658
Series C, Rev., 5.00%, 2/15/2029	375	426

Total Wisconsin		5,503

Total Municipal Bonds (Cost $192,330)		193,733

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38% (f) (g) (Cost $5,294)	5,294	5,294

Total Investments — 98.8% (Cost $197,624)		199,027
Other Assets Less Liabilities — 1.2%		2,403

NET ASSETS — 100.0%		201,430

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.4% (a)
Alabama — 1.6%
Other Revenue — 0.0% (b)
Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	560

Special Tax — 0.2%
Birmingham-Jefferson Civic Center Authority, Special Tax
Series A, Rev., 5.00%, 7/1/2031	1,100	1,275
Series A, Rev., 5.00%, 7/1/2032	1,150	1,326

		2,601

Utility — 1.4%
Black Belt Energy Gas District, Gas Prepay
Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 2.11%, 9/13/2018 (c)	7,500	7,464
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	8,320	8,684
Southeast Alabama Gas District, Project No. 1
Series A, Rev., 5.00%, 4/1/2021	2,865	3,067
Series A, Rev., 5.00%, 4/1/2022	3,220	3,504

		22,719

Total Alabama		25,880

Alaska — 0.0% (b)
Utility — 0.0% (b)
City of Anchorage, Electric Utilities, Senior Lien Series A, Rev., 5.00%, 12/1/2023	500	564

Arizona — 1.6%
Certificate of Participation/Lease — 0.0% (b)
Arizona School Facilities Board Series A-1, COP, 5.00%, 9/1/2019	500	516

General Obligation — 0.2%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,839

Hospital — 0.3%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series A, Rev., 5.00%, 12/1/2025	3,540	4,010

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (d)	7,370	8,189
Series C, Rev., 5.00%, 10/18/2024 (d)	9,000	10,307

		18,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.0% (b)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	78
Series B, Rev., 5.00%, 7/1/2021	100	108

		186

Total Arizona		26,047

Arkansas — 0.3%
Education — 0.2%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2020	535	560
Rev., 5.00%, 3/1/2025	500	579
Rev., 5.00%, 3/1/2026	1,000	1,153
University of Central Arkansas, Student Housing System Series A, Rev., 5.00%, 11/1/2021	1,600	1,749

		4,041

Other Revenue — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	381
City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	612

		993

Total Arkansas		5,034

California — 26.4%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	395
COP, 5.00%, 10/1/2022	465	523
COP, 5.00%, 10/1/2023	1,000	1,148
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	150

		2,216

Education — 1.0%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2024	1,675	1,852
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	316
Rev., 5.00%, 10/1/2026	150	173
Rev., 5.00%, 10/1/2027	150	175
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (d)	11,505	13,204

		15,720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — 8.6%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,179
City and County of San Francisco Series A, GO, 5.00%, 6/15/2025	5,310	5,933
County of Los Angeles, Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,033
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2019	860	888
GO, 5.00%, 8/1/2020	775	826
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,095
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2023	350	403
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2026	1,225	1,441
Series D, GO, 5.00%, 7/15/2027	1,285	1,505
Grossmont Healthcare District, Election of 2006 Series C, GO, 5.00%, 7/15/2026	1,000	1,176
Los Angeles Unified School District Series C, GO, 5.00%, 7/1/2021	11,535	12,600
Moulton-Niguel Water District Consolidated GO, 5.00%, 9/1/2018	300	300
Novato Unified School District
GO, 4.00%, 2/1/2022	535	577
GO, 5.00%, 2/1/2023	685	778
GO, 5.00%, 2/1/2024	870	1,008
GO, 5.00%, 8/1/2025	1,500	1,741
GO, 5.00%, 8/1/2026	1,800	2,082
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,376
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,097
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	2,000	1,923
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series R-3, GO, 5.00%, 7/1/2019	6,310	6,495
San Diego Unified School District, Election of 2012 Series F, GO, 5.00%, 7/1/2029	550	644
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,869
Series D, GO, 5.00%, 8/1/2027	1,500	1,775
Series D, GO, 5.00%, 8/1/2028	1,685	1,990
San Francisco Unified School District
Series A, GO, 4.00%, 8/1/2022	30	33
Series B, GO, 5.00%, 8/1/2026	50	60

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,808
San Mateo County Community College District
GO, 5.00%, 9/1/2025	700	817
GO, 5.00%, 9/1/2026	1,095	1,274
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,227
GO, 5.00%, 11/1/2023	3,560	4,101
GO, 5.00%, 3/1/2026	13,210	15,473
GO, 5.00%, 9/1/2026	4,900	5,885
GO, 4.00%, 8/1/2028	4,000	4,458
GO, 5.00%, 9/1/2028	2,500	2,739
GO, 4.00%, 8/1/2029	4,180	4,631
GO, 5.00%, 8/1/2029	7,830	9,272
GO, 4.00%, 8/1/2030	10,000	11,001
Vacaville Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2019	1,000	1,023
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	12,036

		140,572

Hospital — 3.1%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,190
California Health Facilities Financing Authority, Kaiser Permanente
Series C, Rev., 5.00%, 11/1/2022 (d)	5,000	5,619
Series D, Rev., 5.00%, 11/1/2022 (d)	17,420	19,579
California Health Facilities Financing Authority, Providence Health and Services
Series A, Rev., 5.00%, 10/1/2021	750	822
Series A, Rev., 5.00%, 10/1/2022	1,500	1,683
California Health Facilities Financing Authority, St. Joseph Health System
Series C, Rev., 5.00%, 10/15/2019 (d)	5,000	5,191
Series D, Rev., 5.00%, 10/15/2020 (d)	12,870	13,766
California Municipal Finance Authority, NorthBay Healthcare Group
Series A, Rev., 5.00%, 11/1/2023	500	549
Series A, Rev., 5.00%, 11/1/2024	800	887
Series A, Rev., 5.00%, 11/1/2025	745	833
California Statewide Communities Development Authority, Marin General Hospital Project Rev., 5.00%, 8/1/2028	250	298

		51,417

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — 0.4%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2032	1,725	1,890
California Statewide Communities Development Authority, LA Puente Park Apartments Series F, Rev., 1.20%, 10/1/2018 (d)	4,750	4,749

		6,639

Other Revenue — 3.2%
Alameda County Transport Authority, Sales Tax
Rev., 4.00%, 3/1/2019	5,000	5,066
Rev., 5.00%, 3/1/2020	1,240	1,305
Rev., 4.00%, 3/1/2022	5,000	5,403
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%), 2.00%, 10/1/2018 (c)	8,000	8,120
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%), 2.00%, 10/1/2018 (c)	7,000	7,090
California Municipal Finance Authority, Biola University
Rev., 4.00%, 10/1/2019	205	210
Rev., 5.00%, 10/1/2021	370	404
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2021	4,500	4,892
Contra Costa County Transportation Authority, Sales Tax
Series B, Rev., 5.00%, 3/1/2019	1,750	1,783
Series A, Rev., 4.00%, 3/1/2023	3,420	3,761
Series A, Rev., 5.00%, 3/1/2023	2,420	2,766
Series A, Rev., 5.00%, 3/1/2024	2,000	2,335
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2021	1,000	1,085
Riverside Community Properties Development, Inc., Riverside County Law Building Project
Rev., 5.00%, 10/15/2018 (e)	640	643
Rev., 5.00%, 10/15/2019 (e)	780	810
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	271
Series A, Rev., 5.00%, 4/1/2022	100	112
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	525	611
Series A, Rev., 5.00%, 7/1/2025	905	1,070

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,918
Santa Clara County Financing Authority, Capital Projects Series A, Rev., 5.00%, 2/1/2019	1,225	1,244
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,174

		52,073

Prerefunded — 0.4%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2021 (e)	1,275	1,403
California State Public Works Board, California State University Series E, Rev., 5.00%, 4/1/2019 (e)	1,160	1,184
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series C, Rev., 5.00%, 3/1/2023 (e)	2,820	3,210

		5,797

Transportation — 4.0%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series G, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.09%, 9/13/2018 (c)	9,000	9,106
Series C, Rev., 1.88%, 4/1/2019 (d)	7,550	7,552
Series S-7, Rev., 4.00%, 4/1/2029	20,000	22,200
City of Los Angeles Department of Airports
Series C, Rev., 5.00%, 5/15/2019	1,000	1,025
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,720
Series C, Rev., 5.00%, 5/15/2022	750	832
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,736
Series B, Rev., 4.00%, 5/15/2023	315	344
Series B, Rev., 4.00%, 5/15/2024	365	402
Series C, Rev., 5.00%, 5/15/2024	700	805
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,091
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,226
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,904
Los Angeles County Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2019	9,665	9,959

		65,902

Utility — 2.2%
California Infrastructure and Economic Development Bank, Pacific Gas and Electric Co. Series E, Rev., 1.75%, 6/1/2022 (d)	3,500	3,278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — continued
City of Los Angeles Department of Water and Power, Power System Series B, Rev., 5.00%, 12/1/2018	10,000	10,059
City of Los Angeles, Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	119
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,082
Series E, Rev., 5.00%, 8/15/2027	105	129
San Francisco City and County Public Utilities Commission Water, Green Bonds Series C, Rev., 2.12%, 10/1/2023 (d)	10,000	9,935
Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020 (d)	7,000	7,010
Southern California, Public Power Authority Canyon Power Project Series A, Rev., 5.00%, 7/1/2026	1,000	1,093
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	453

		35,158

Water & Sewer — 3.4%
Burlingame Financing Authority Water and Wastewater Rev., 4.00%, 4/1/2020	250	260
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.71%, 9/13/2018 (c)	10,000	10,078
California State Department of Water Resources, Power Supply Series L, Rev., 5.00%, 5/1/2019	15,000	15,362
City of Los Angeles Wastewater System Subordinate
Series A, Rev., 5.00%, 6/1/2019	1,250	1,284
Series A, Rev., 5.00%, 6/1/2022	2,750	3,075
County of San Mateo, Silicon Valley Clean Water Rev., 4.00%, 2/1/2019	400	405
East Bay Municipal Utility District, Wastewater System
Series B, Rev., 5.00%, 6/1/2019	2,330	2,394
Series A, Rev., 5.00%, 6/1/2020	3,000	3,186
Eastern Municipal Water District, Water and Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,771
Series C, Rev., 5.00%, 7/1/2022	1,700	1,909

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued
Metropolitan Water District of Southern California
Series A, Rev., 5.00%, 7/1/2019	8,000	8,239
Series C-1, Rev., 3.00%, 10/1/2019 (d)	6,105	6,184

		55,147

Total California		430,641

Colorado — 1.7%
Certificate of Participation/Lease — 0.3%
City of Aurora
COP, 3.00%, 12/1/2020	125	128
COP, 4.00%, 12/1/2022	375	404
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	110
Series A, COP, 5.00%, 12/1/2022	100	112
Series A, COP, 5.00%, 12/1/2024	100	113
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	769
COP, 5.00%, 12/1/2023	500	534
COP, 5.00%, 12/1/2025	500	534
County of Eagle
COP, 3.00%, 12/1/2018	500	502
COP, 5.00%, 12/1/2022	200	222
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	255
COP, 3.00%, 6/15/2021	1,000	1,030
COP, 5.00%, 6/15/2023	450	508

		5,221

Education — 0.3%
Board of Governors of the University of Colorado, Enterprise System Series B, Rev., 5.00%, 3/1/2029	650	757
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,197
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,492

		5,446

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
GO, 4.00%, 12/1/2022	300	325
GO, 5.00%, 12/1/2026	500	577

		902

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — 0.3%
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2027	675	777
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (d)	1,150	1,159
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (d)	2,620	2,676

		4,612

Housing — 0.3%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019 (d)	5,000	4,974

Other Revenue — 0.1%
Denver Convention Center Hotel Authority
Rev., 4.00%, 12/1/2019	375	383
Rev., 4.00%, 12/1/2020	500	519

		902

Prerefunded — 0.2%
Regional Transportation District Series A, COP, 5.00%, 6/1/2020 (e)	3,700	3,903

Transportation — 0.1%
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%), 2.29%, 9/13/2018 (c)	2,500	2,506

Total Colorado		28,466

Connecticut — 3.7%
Education — 2.1%
Connecticut State Health and Educational Facility Authority, Sacred Heart University Series I-1, Rev., 5.00%, 7/1/2031	400	459
State of Connecticut, Health and Educational Facilities Authority, Hartford Healthcare Issue Series G, Rev., (ICE LIBOR USD 1 Month + 0.95%), 2.39%, 10/1/2018 (c)	15,000	15,130
State of Connecticut, Health and Educational Facility Authority Series B, Rev., (ICE LIBOR USD 1 Month + 0.55%), 1.97%, 10/1/2018 (c)	18,775	18,865

		34,454

General Obligation — 1.6%
State of Connecticut Series A, GO, BAN, 5.00%, 9/14/2018	24,750	24,772

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
State of Connecticut, SIFMA Index Series B, GO, (SIFMA Municipal Swap Index Yield + 0.49%), 1.98%, 9/13/2018 (c)	1,500	1,499

		26,271

Total Connecticut		60,725

Delaware — 0.0% (b)
General Obligation — 0.0% (b)
State of Delaware GO, 5.00%, 7/1/2019	120	123

District of Columbia — 0.2%
Hospital — 0.1%
District of Columbia Children's Hospital
Rev., 5.00%, 7/15/2021	500	542
Rev., 5.00%, 7/15/2022	850	940

		1,482

Transportation — 0.1%
Metropolitan Washington Airports Authority, Airport System Series C, Rev., 5.00%, 10/1/2021	1,475	1,608

Total District of Columbia		3,090

Florida — 1.0%
Certificate of Participation/Lease — 0.1%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	812
Seminole County School Board
Series A, COP, 5.00%, 7/1/2019	200	205
Series A, COP, 5.00%, 7/1/2020	210	222

		1,239

Education — 0.7%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,755
State of Florida, State Board of Education Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,063

		11,818

General Obligation — 0.1%
Reedy Creek Improvement District Series B, GO, 4.00%, 6/1/2019	1,000	1,017

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,636
Series A, Rev., 5.00%, 7/1/2022	625	692

		2,328

Total Florida		16,402

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.2%
General Obligation — 1.3%
City of Atlanta Series A, GO, 4.00%, 12/1/2019	1,000	1,028
State of Georgia
Series I, GO, 5.00%, 7/1/2019	1,250	1,285
Series I, GO, 5.00%, 7/1/2021	8,165	8,874
Series E, GO, 5.00%, 12/1/2025	6,750	7,960
Series F, GO, 5.00%, 7/1/2028	2,000	2,379

		21,526

Other Revenue — 0.7%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,142
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,139
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	367
Series 2017, Rev., 5.00%, 7/1/2025	250	289
Series 2017, Rev., 5.00%, 7/1/2026	275	321
Series 2017, Rev., 5.00%, 7/1/2027	300	354
Series 2017, Rev., 5.00%, 7/1/2028	375	441
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,061
Fulton County Development Authority, Technology Athletic Association Project Series A, Rev., 5.00%, 10/1/2022	5,000	5,507

		10,621

Water & Sewer — 0.2%
City of Atlanta, Water and Wastewater, Revenue Refunding Series A-1, Rev., (ICE LIBOR USD 1 Month + 1.50%), 2.89%, 9/13/2018 (c)	3,000	3,004

Total Georgia		35,151

Guam — 0.0% (b)
Other Revenue — 0.0% (b)
Government of Guam, Limited Obligation Section 30 (Guam) Series A, Rev., 5.00%, 12/1/2018	750	755

Hawaii — 1.5%
General Obligation — 1.5%
City and County of Honolulu, Rail Transit Project GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.79%, 9/13/2018 (c)	2,200	2,214
State of Hawaii
Series DY, GO, 5.00%, 2/1/2020	10,160	10,622
Series EF, GO, 5.00%, 11/1/2021	7,640	8,367

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Series FK, GO, 5.00%, 5/1/2029	2,765	3,265

Total Hawaii		24,468

Illinois — 4.3%
Education — 0.3%
Illinois Educational Facilities Authority, University of Chicago Series B-2, Rev., 1.55%, 2/13/2020 (d)	5,000	4,961
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	225
Rev., 5.00%, 10/1/2025	300	345
Rev., 5.00%, 10/1/2028	250	289

		5,820

General Obligation — 2.6%
City of Chicago Series C, GO, 5.00%, 1/1/2022	5,000	5,290
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,243
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,314
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,379
Series B, GO, AGM, 5.00%, 12/30/2028	1,245	1,441
Series B, GO, AGM, 5.00%, 12/30/2029	1,305	1,505
Cook County Township High School District No. 225 Series A, GO, 5.00%, 12/1/2023	5	6
Cook County, Community Consolidated School District No. 146 Tinley Park GO, 5.00%, 12/1/2026	700	807
Cook County, Proviso Township High School District No. 209
GO, 5.00%, 12/1/2022	2,975	3,274
GO, 5.00%, 12/1/2023	2,350	2,619
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	378
DuPage County Forest Preserve District GO, 5.00%, 1/1/2021	2,800	2,993
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	410
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	329
GO, 4.00%, 12/15/2022	440	460
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	321
State of Illinois
Series D, GO, 5.00%, 11/1/2020	10,000	10,432
Series D, GO, 5.00%, 11/1/2023	5,000	5,308

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Village of Hoffman Estates
GO, 5.00%, 12/1/2030	900	1,037
GO, 5.00%, 12/1/2032	1,200	1,371

		41,917

Hospital — 1.0%
Illinois Finance Authority, Advocate Health Care Series A-1, Rev., 5.00%, 1/15/2020 (d)	6,000	6,241
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (d)	3,750	3,717
Illinois Finance Authority, Edward-Elmhurst Healthcare Series A, Rev., 5.00%, 1/1/2030	2,500	2,813
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	162
Series C, Rev., 5.00%, 8/15/2022	500	547
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,328

		15,808

Transportation — 0.3%
City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding
Series A, Rev., AMT, 5.00%, 1/1/2020	1,425	1,478
Series B, Rev., 5.00%, 1/1/2020	500	519
Series A, Rev., AMT, 5.00%, 1/1/2021	2,580	2,736

		4,733

Water & Sewer — 0.1%
City of Waukegan, First Lien Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	597
Series C, Rev., AGM, 5.00%, 12/30/2026	680	773
Series C, Rev., AGM, 5.00%, 12/30/2027	710	806
Series C, Rev., AGM, 5.00%, 12/30/2028	395	445

		2,621

Total Illinois		70,899

Indiana — 0.6%
Education — 0.2%
Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project Series B, Rev., 5.00%, 2/1/2019	1,170	1,186
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	759
Rev., 5.00%, 7/15/2022	835	924

		2,869

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.1%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,123
Indiana State Office Building Commission, Indiana State Museum Facility Series C, Rev., NATL-RE, 5.25%, 7/1/2019 (e)	750	772

		1,895

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	5,000	5,016

Water & Sewer — 0.0% (b)
Evansville Local Public Improvement Bond Bank, Sewage Works Project Series A, Rev., 5.00%, 7/1/2019	620	637

Total Indiana		10,417

Iowa — 0.9%
Hospital — 0.9%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.07%, 9/13/2018 (c) (f)	14,000	14,029

Kansas — 0.4%
General Obligation — 0.2%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	214
Johnson County Unified School District No. 233 Series B, GO, 4.00%, 9/1/2025	625	684
Seward County Unified School District No. 480 Series B, GO, 5.00%, 9/1/2025	1,750	2,022

		2,920

Hospital — 0.0% (b)
University of Kansas Hospital Authority, Health System Series A, Rev., 5.00%, 3/1/2024	275	312

Water & Sewer — 0.2%
City of Wichita, Water and Sewer Utility Series A, Rev., 5.00%, 10/1/2022	2,200	2,455

Total Kansas		5,687

Kentucky — 0.4%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,489

Prerefunded — 0.0% (b)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021 (e)	250	266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — 0.3%
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (d)	2,500	2,649
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Rev., AMT, 2.55%, 5/3/2021 (d)	2,250	2,253

		4,902

Total Kentucky		6,657

Louisiana — 1.1%
Hospital — 0.6%
Louisiana Public Facilities Authority, Louisiana Children'S Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.14%, 9/13/2018 (c)	10,000	10,079
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2023	400	446

		10,525

Other Revenue — 0.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	2,350	2,546
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	256
Rev., 5.00%, 12/15/2023	315	355
Rev., 5.00%, 12/15/2025	250	288

		3,445

Water & Sewer — 0.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	180
Series C, Rev., 5.00%, 12/1/2022	270	300
Series C, Rev., 5.00%, 12/1/2023	365	412
Series C, Rev., 5.00%, 12/1/2024	1,510	1,721
Series C, Rev., 5.00%, 12/1/2025	915	1,052
Series C, Rev., 5.00%, 12/1/2026	500	580
Series C, Rev., 5.00%, 12/1/2028	400	471

		4,716

Total Louisiana		18,686

Maryland — 1.0%
General Obligation — 0.8%
State of Maryland, State and Local Facilities Loan of 2013, Second Series Series A, GO, 5.00%, 8/1/2020	12,795	13,568

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — 0.2%
State of Maryland, State and Local Facilities Loan of 2015 Series A, GO, 5.00%, 3/1/2023 (e)	3,000	3,375

Total Maryland		16,943

Massachusetts — 1.9%
General Obligation — 0.5%
City of Boston Series A, GO, 5.00%, 3/1/2023	7,360	8,331

Hospital — 0.7%
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.99%, 9/13/2018 (c)	10,000	10,143
Massachusetts State Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026	500	529

		10,672

Other Revenue — 0.2%
Massachusetts Development Finance Agency, Caregroup Series H-1, Rev., 5.00%, 7/1/2019	3,250	3,333

Water & Sewer — 0.5%
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2025	6,775	7,951

Total Massachusetts		30,287

Michigan — 1.1%
General Obligation — 0.3%
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	727
GO, 5.00%, 4/1/2028	245	287
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,102
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2019	650	665
GO, Q-SBLF, 5.00%, 5/1/2020	500	526
GO, Q-SBLF, 5.00%, 5/1/2021	550	594
GO, Q-SBLF, 5.00%, 5/1/2022	500	551

		4,452

Hospital — 0.3%
Michigan Finance Authority, Trinity Health Credit Group Series 2017A, Rev., 5.00%, 12/1/2025	2,500	2,901
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,558

		5,459

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — 0.2%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (d)	2,600	2,538

Other Revenue — 0.1%
Michigan Finance Authority, Local Government Loan Program
Series B, Rev., 4.00%, 11/1/2018	1,290	1,294
Series B, Rev., 4.00%, 11/1/2019	675	691
Series B, Rev., 4.00%, 11/1/2020	455	474

		2,459

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	385
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,460

		2,845

Total Michigan		17,753

Minnesota — 0.3%
Education — 0.0% (b)
Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	362
Minnesota Higher Education Facilities Authority, Macalester College Rev., 5.00%, 3/1/2029	150	175

		537

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series A, Rev., 5.00%, 1/1/2020	220	229
Series A, Rev., 5.00%, 1/1/2022	1,000	1,097

		1,326

Utility — 0.2%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,681
Series A, Rev., 5.00%, 1/1/2024	1,000	1,141

		2,822

Total Minnesota		4,685

Mississippi — 0.1%
Other Revenue — 0.1%
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	750	837

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.9%
Certificate of Participation/Lease — 0.1%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,094

Education — 0.2%
Health and Educational Facilities Authority
Rev., 4.00%, 10/1/2018	450	451
Rev., 4.00%, 10/1/2019	625	639
Rev., 4.00%, 10/1/2020	300	312
Rev., 4.00%, 10/1/2021	300	317
Missouri State Health and Educational Facilities Authority, Health Facilities, BJC Health System
Rev., 5.00%, 1/1/2019	855	864
Rev., 5.00%, 1/1/2021	225	241

		2,824

General Obligation — 0.0% (b)
County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	385

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	590

Other Revenue — 0.2%
City of Springfield Series A, Rev., 4.00%, 9/1/2018	350	350
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,337

		3,687

Transportation — 0.3%
Kansas City, Missouri Airport Refunding, General Improvement Series B, Rev., 5.00%, 9/1/2018	1,250	1,250
Missouri Airport Refunding, Lambert St. Louis International Airport
Rev., 5.00%, 7/1/2021	1,575	1,701
Rev., 5.00%, 7/1/2022	1,000	1,102
Rev., 5.00%, 7/1/2023	1,080	1,210

		5,263

Total Missouri		13,843

Montana — 0.2%
General Obligation — 0.2%
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	753
GO, 5.00%, 8/1/2022	1,000	1,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	687

Total Montana		2,556

Nebraska — 0.1%
Certificate of Participation/Lease — 0.1%
Southeast Community College
COP, 5.00%, 12/15/2021	200	219
COP, 5.00%, 12/15/2024	440	506
COP, 5.00%, 12/15/2026	275	323
COP, 5.00%, 12/15/2027	495	586
COP, 5.00%, 12/15/2028	540	641

Total Nebraska		2,275

New Hampshire — 0.2%
General Obligation — 0.2%
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,341

Other Revenue — 0.0% (b)
New Hampshire Municipal Bond Bank Series A, Rev., 5.00%, 2/15/2019	520	528

Total New Hampshire		3,869

New Jersey — 4.4%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series A, Rev., 5.25%, 12/15/2020	1,040	1,065
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,664
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,053

		4,782

General Obligation — 1.5%
County of Passaic GO, 5.00%, 2/1/2021	90	97
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,649
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,100
Township of South Brunswick GO, 5.00%, 9/1/2022	425	471
Township of Woodbridge GO, BAN, 3.00%, 8/16/2019	8,925	9,013

		24,330

Other Revenue — 0.4%
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2031	3,070	3,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
Series A, Rev., 5.00%, 6/1/2032	2,500	2,833

		6,329

Prerefunded — 0.1%
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 6.00%, 12/15/2018 (e)	1,680	1,701

Transportation — 2.1%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Rev., 5.00%, 6/15/2028	3,000	3,360
Rev., 5.00%, 6/15/2029	5,000	5,582
Rev., 5.00%, 6/15/2030	5,000	5,566
Rev., 5.00%, 6/15/2031	4,750	5,271
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 2.49%, 9/13/2018 (c)	5,500	5,534
New Jersey Turnpike Authority Series C-6, Rev., VRDO, 2.23%, 10/1/2018 (d)	10,000	10,000

		35,313

Total New Jersey		72,455

New Mexico — 0.2%
Housing — 0.1%
County of Bernalillo, Arroyo Vista Apartments Project Rev., 1.40%, 3/1/2019 (d)	2,500	2,495

Other Revenue — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Series B, Rev., 5.00%, 6/1/2021	800	866

Total New Mexico		3,361

New York — 9.7%
Education — 0.5%
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2021	585	641
New York State Dormitory Authority, Montefiore Obligated Group
Rev., 5.00%, 8/1/2027	3,225	3,696
Rev., 5.00%, 8/1/2028	1,700	1,962
New York State Dormitory Authority, The New School Series A, Rev., 5.00%, 7/1/2024	1,100	1,249

		7,548

General Obligation — 1.4%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,703

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020	3,860	4,052
City of New York, Fiscal Year 2013 Series B, GO, 4.00%, 8/1/2019	3,695	3,772
Counties of Rockland and Orange, Ramapo Central School District GO, 4.00%, 10/15/2019	2,030	2,084
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,629
Series B, GO, 5.00%, 3/1/2022	1,000	1,107
County of Suffolk, Longwood Central School District
GO, 5.00%, 6/15/2026	365	437
GO, 5.00%, 6/15/2027	795	946
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,264
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,086
GO, 5.00%, 5/15/2023	1,000	1,139
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,795

		23,014

Hospital — 0.5%
Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	595
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series B, Rev., 5.00%, 7/1/2023	800	888
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,185
Series 2017-1, Rev., 5.00%, 7/1/2027	4,705	5,740

		8,408

Industrial Development Revenue/Pollution Control Revenue — 0.2%
New York State Energy Research and Development Authority, Pollution Control, Electric and Gas Corp., Project Series C, Rev., 2.00%, 5/1/2020 (d)	3,000	2,995

Other Revenue — 3.5%
Battery Park City Authority
Series A, Rev., 3.00%, 11/1/2018	3,450	3,459
Series A, Rev., 4.00%, 11/1/2019	2,500	2,569
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series A, Rev., 5.00%, 7/15/2020	500	526

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	527
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2020	2,750	2,876
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,951
New York Convention Center Development Corp. Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,808
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,156
Series A, Rev., 5.00%, 3/15/2024	6,135	7,044
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2020	15,405	16,455
Series A, Rev., 5.00%, 10/15/2022	4,800	5,384
Series A, Rev., 5.00%, 10/15/2025	4,500	5,223
Schenectady County Capital Resource Corp., Union College Project
Rev., 5.00%, 1/1/2024	960	1,094
Rev., 5.00%, 1/1/2025	400	462

		57,534

Prerefunded — 0.3%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Rev., 6.38%, 1/15/2020 (e)	4,305	4,579

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series G, Rev., 5.00%, 8/15/2021	1,110	1,209

Transportation — 2.7%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System
Rev., 5.00%, 1/1/2020	465	485
Rev., 5.00%, 1/1/2021	815	874
Metropolitan Transportation Authority
Series D, Rev., 5.00%, 11/15/2018	2,770	2,788
Subseries C-1, Rev., 5.00%, 11/15/2019	2,000	2,076
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,531
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,440
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,312

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Transportation — continued
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	10,054
Triborough Bridge and Tunnel Authority
Subseries B-C, Rev., (ICE LIBOR USD 1 Month + 0.40%), 1.82%, 10/1/2018 (c)	15,000	15,038
Series A, Rev., 5.00%, 11/15/2024	3,290	3,700

		44,298

Utility — 0.5%
Long Island Power Authority, Electric System
Series C, Rev., (ICE LIBOR USD 1 Month + 0.65%), 2.13%, 10/1/2018 (c)	5,000	5,006
Series 2017, Rev., 5.00%, 9/1/2025	500	580
Series 2017, Rev., 5.00%, 9/1/2026	1,000	1,172
Series 2017, Rev., 5.00%, 9/1/2027	500	592
Series 2017, Rev., 5.00%, 9/1/2028	750	885

		8,235

Total New York		157,820

North Carolina — 1.0%
Education — 0.4%
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 1.82%, 10/1/2018 (c)	5,750	5,802
Winston-Salem State University Foundation LLC Rev., AGM, 5.00%, 10/1/2023	445	504

		6,306

General Obligation — 0.6%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	10,050

Other Revenue — 0.0% (b)
Jacksonville Public Facilities Corp. Series 2017, Rev., 5.00%, 4/1/2027	550	650

Total North Carolina		17,006

Ohio — 1.9%
Education — 0.2%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series A, Rev., 4.00%, 12/1/2019	535	549
Ohio State Higher Educational Facility Commission, Oberlin College
Rev., 4.00%, 10/1/2018	600	601
Rev., 4.00%, 10/1/2019	675	692

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued
Rev., 5.00%, 10/1/2020	1,000	1,064

		2,906

General Obligation — 0.3%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	219
Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds
GO, 5.00%, 12/1/2028	2,300	2,677
Series 2018, GO, 4.00%, 12/1/2032	1,250	1,329
Series 2018, GO, 4.00%, 12/1/2033	1,300	1,372

		5,597

Hospital — 1.1%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	402
County of Allen, Mercy Health Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.75%), 2.24%, 9/13/2018 (c)	10,800	10,844
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,588
Rev., 5.00%, 8/15/2024	1,655	1,834
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.74%, 9/4/2018 (d)	2,500	2,500

		17,168

Other Revenue — 0.1%
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Rev., 5.00%, 10/1/2024	200	230
Rev., 5.00%, 10/1/2025	150	174
Rev., 5.00%, 10/1/2026	385	451
Rev., 5.00%, 10/1/2027	250	295
Rev., 5.00%, 10/1/2028	250	297
State of Ohio, Capital Facilities Lease-Appropriation Series A, Rev., 5.00%, 10/1/2018	1,000	1,002

		2,449

Water & Sewer — 0.2%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati
Series A, Rev., 5.00%, 12/1/2018	500	504
Series A, Rev., 5.00%, 12/1/2019	640	666

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Water & Sewer — continued
Series A, Rev., 5.00%, 12/1/2021	1,375	1,508

		2,678

Total Ohio		30,798

Oklahoma — 0.6%
Education — 0.6%
Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project Rev., 5.00%, 12/1/2018	555	559
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	411
Rev., 5.00%, 9/1/2026	820	927
Rev., 5.00%, 9/1/2027	1,250	1,421
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	430
Rev., 5.00%, 9/1/2029	1,175	1,344
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	500	553
Series 2018, Rev., 5.00%, 10/1/2023	355	398
Series 2018, Rev., 5.00%, 10/1/2025	1,000	1,146
Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project
Rev., 4.00%, 9/1/2018 (e)	250	250
Rev., 5.00%, 9/1/2019	325	336
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,170

		9,945

Other Revenue — 0.0% (b)
Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	505

Total Oklahoma		10,450

Oregon — 0.6%
Education — 0.0% (b)
Oregon State Facilities Authority, Reed College Project
Series A, Rev., 5.00%, 7/1/2028	125	148
Series A, Rev., 4.00%, 7/1/2032	350	377

		525

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — 0.4%
Oregon State Department of Administrative Services, Lottery Series A, Rev., 5.25%, 4/1/2019 (e)	6,210	6,339

Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,128
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,827

		2,955

Water & Sewer — 0.0% (b)
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		9,865

Pennsylvania — 5.3%
Education — 0.7%
Pennsylvania State Higher Educational Facilities Authority, Trustees of the University Series B, Rev., 5.00%, 10/1/2022	5,055	5,649
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,971
Rev., 5.00%, 6/15/2024	2,625	2,960

		11,580

General Obligation — 0.3%
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,222
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	385

		5,607

Hospital — 1.0%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Rev., 5.00%, 4/1/2026	2,500	2,839
Rev., 5.00%, 4/1/2027	7,275	8,305
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,116
Rev., 5.00%, 11/1/2024	1,000	1,127
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2024	1,000	1,135
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,594

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Southcentral General Authority, Wellspan Health Obligation Group Series A, Rev., 5.00%, 6/1/2024	380	431

		16,547

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Rev., 1.80%, 8/15/2022 (d)	4,000	3,937
Rev., 1.80%, 9/1/2022 (d)	2,500	2,460

		6,397

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2022	555	605
Series 2018, Rev., 5.00%, 6/1/2023	1,785	1,978
Series 2018, Rev., 5.00%, 6/1/2029	1,500	1,729
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (d)	1,000	999

		5,311

Transportation — 1.0%
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.09%, 9/13/2018 (c)	13,000	12,962
Subseries A-2, Rev., (SIFMA Municipal Swap Index Yield + 0.80%), 2.29%, 9/13/2018 (c)	2,500	2,502

		15,464

Water & Sewer — 1.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,824
Rev., 5.00%, 12/1/2022	3,000	3,343
Rev., 5.00%, 12/1/2023	4,000	4,529
City of Philadelphia, Water and Wastewater
Series A, Rev., 5.00%, 1/1/2020	8,530	8,885
Series A, Rev., 5.00%, 7/1/2022	1,510	1,671
Series A, Rev., 5.00%, 7/1/2024	2,595	2,965

		25,217

Total Pennsylvania		86,123

Rhode Island — 0.2%
General Obligation — 0.2%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan Series A, GO, 5.00%, 10/15/2019 (e)	1,475	1,529

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2019	1,000	1,038

Total Rhode Island		2,567

South Carolina — 1.1%
General Obligation — 1.0%
County of Charleston Series C, GO, TRAN, 4.00%, 11/1/2028	14,605	16,340

Other Revenue — 0.1%
County of Charleston
Rev., 5.00%, 12/1/2018	645	650
Rev., 5.00%, 12/1/2019	1,000	1,039

		1,689

Total South Carolina		18,029

South Dakota — 0.2%
Education — 0.1%
South Dakota Health and Educational Facilities Authority
Series B, Rev., 4.00%, 11/1/2020	625	651
Series B, Rev., 4.00%, 11/1/2021	500	528
Series B, Rev., 5.00%, 11/1/2022	375	416

		1,595

Other Revenue — 0.1%
South Dakota State Building Authority
Series B, Rev., 5.00%, 6/1/2019	500	512
Series B, Rev., 5.00%, 6/1/2021	485	525

		1,037

Total South Dakota		2,632

Tennessee — 0.2%
Other Revenue — 0.0% (b)
Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	800	891

Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,537
Series A, Rev., 4.00%, 5/1/2023	1,400	1,481

		3,909

Total Tennessee		3,914

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 9.9%
Education — 2.1%
Arlington Higher Education Finance Corp., Uplift Education Series A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,084
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2026	250	291
Series C, Rev., 5.00%, 8/1/2027	200	235
Series C, Rev., 5.00%, 8/1/2028	275	322
Series C, Rev., 5.00%, 8/1/2029	325	379
Series C, Rev., 5.00%, 8/1/2030	445	517
Series C, Rev., 5.00%, 8/1/2031	260	301
Austin Community College District, Combined Fee Series A, Rev., 5.00%, 2/1/2021	790	845
County of Harris, Cultural Education Facilities Finance Corp., Children's Hospital Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%), 2.26%, 9/13/2018 (c)	7,500	7,593
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	464
Series 2017, Rev., 5.00%, 10/1/2022	400	445
Series 2017, Rev., 5.00%, 10/1/2023	400	453
Series 2017, Rev., 5.00%, 10/1/2024	400	460
Series 2017, Rev., 5.00%, 10/1/2025	600	697
Series 2017, Rev., 5.00%, 10/1/2026	525	616
Stephen F. Austin State University, Board of Regents, Revenue Financing System Rev., 4.00%, 10/15/2018	790	792
Texas State University, Financing System
Series A, Rev., 5.00%, 3/15/2030	5,100	5,953
Series A, Rev., 5.00%, 3/15/2032	4,365	5,053
University of Texas, Financing System Series I, Rev., 5.00%, 8/15/2023	6,735	7,643

		34,143

General Obligation — 3.1%
Austin Independent School District Series B, GO, 5.00%, 8/1/2022	1,630	1,811
City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	510
City of Colony GO, 5.00%, 8/15/2020	610	647
City of Denton GO, 5.00%, 2/15/2023	1,045	1,169
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	576
GO, 5.00%, 8/15/2025	4,035	4,660

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
City of Fort Worth, Certificates of Obligation Series A, GO, 4.00%, 3/1/2019	785	794
City of Fort Worth, Refunding and Improvement, General Purpose GO, 4.00%, 3/1/2019	1,060	1,073
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,220
Series A, GO, 5.00%, 3/1/2025	1,195	1,376
City of Odessa Series 2017, GO, 4.00%, 3/1/2025	1,150	1,260
Forney Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,508
GO, PSF-GTD, 5.00%, 8/15/2025	3,490	4,068
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,071
Series 2017, GO, 4.00%, 2/1/2025	800	879
Judson Independent School District Series A, GO, 5.00%, 2/1/2019	595	603
Katy Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2027	290	310
GO, PSF-GTD, 4.00%, 2/15/2028	350	373
Lewisville Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2024	825	933
GO, PSF-GTD, 5.00%, 8/15/2025	750	847
GO, PSF-GTD, 5.00%, 8/15/2026	750	847
GO, PSF-GTD, 5.00%, 8/15/2027	650	734
Odessa Junior College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	800	926
S & S Consolidated Independent School District
GO, PSF-GTD, 4.00%, 2/15/2028	580	641
GO, PSF-GTD, 4.00%, 2/15/2029	605	662
GO, PSF-GTD, 4.00%, 2/15/2030	630	686
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	278
State of Texas, Transportation Commission Mobility Series B, GO, (SIFMA Municipal Swap Index Yield + 0.38%), 1.87%, 9/13/2018 (c)	17,500	17,483

		49,945

Hospital — 0.2%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., VRDO, 2.59%, 9/13/2018 (d)	1,750	1,750
Rev., 5.00%, 10/15/2022	250	275
Rev., 5.00%, 10/15/2028	250	281

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Rev., 5.00%, 10/15/2029	500	559
Rev., 5.00%, 10/15/2031	1,000	1,112

		3,977

Other Revenue — 1.1%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series A, Rev., 5.00%, 1/1/2021	500	528
Series A, Rev., 5.00%, 1/1/2022	750	807
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series B, Rev., 5.00%, 1/1/2021	800	843
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,188
State of Texas Rev., TRAN, 4.00%, 8/29/2019	10,000	10,207

		17,573

Prerefunded — 0.4%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018 (e)	5,605	5,681
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2022 (e)	60	66

		5,747

Transportation — 1.9%
City of Austin, Airport System
Series B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,262
Series B, Rev., AMT, 5.00%, 11/15/2027	585	673
Series B, Rev., AMT, 5.00%, 11/15/2028	630	721
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	11,055
Harris County Toll Road Authority, Senior Lien Series A, Rev., 5.00%, 8/15/2031	8,000	9,391
North Texas Tollway Authority System, First Tier
Series C, Rev., (SIFMA Municipal Swap Index Yield + 0.67%), 2.16%, 9/13/2018 (c)	6,000	5,830
Series A, Rev., 4.00%, 1/1/2033	2,500	2,617

		31,549

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	621
City of San Antonio, Electric and Gas Systems, Junior Lien Series B, Rev., 2.00%, 12/1/2021 (d)	6,480	6,427
City of Victoria, Utility System
Rev., 2.00%, 12/1/2018	160	160
Rev., 2.50%, 12/1/2019	150	152

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — continued
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	2,005	2,318
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	603
Series 2017, Rev., 5.00%, 8/15/2023	325	366
Series 2017, Rev., 5.00%, 8/15/2027	350	412

		11,059

Water & Sewer — 0.4%
City of Dallas, Waterworks and Sewer System Series A, Rev., 5.00%, 10/1/2019	3,520	3,644
City of Galveston, Waterworks and Sewer System
Rev., 5.00%, 5/1/2019	205	209
Rev., 5.00%, 5/1/2020	245	257
Rev., 5.00%, 5/1/2021	265	286
Rev., 5.00%, 5/1/2024	380	433
City of San Antonio, Water System, Junior Lien Series E, Rev., 5.00%, 5/15/2019	1,000	1,024
North Harris County, Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2019	1,035	1,076

		6,929

Total Texas		160,922

Utah — 2.7%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,358

Other Revenue — 0.9%
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	11,292
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	540
Rev., AGM, 5.00%, 2/1/2025	250	286
Rev., AGM, 5.00%, 2/1/2027	720	841
Rev., AGM, 5.00%, 2/1/2029	1,070	1,240
Rev., AGM, 5.00%, 2/1/2030	500	577

		14,776

Transportation — 1.5%
Salt Lake City Corp. Airport Revenue
Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,099
Series A, Rev., AMT, 5.00%, 7/1/2029	5,250	6,059
Series A, Rev., AMT, 5.00%, 7/1/2031	5,000	5,727
Series A, Rev., AMT, 5.00%, 7/1/2032	5,105	5,822
Series A, Rev., AMT, 5.00%, 7/1/2033	4,260	4,839

		23,546

Total Utah		43,680

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — 0.1%
Education — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	818
Rev., 5.00%, 10/1/2022	855	952

		1,770

Other Revenue — 0.0% (b)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	439

Total Vermont		2,209

Virginia — 0.6%
General Obligation — 0.1%
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,262

Hospital — 0.1%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 5.00%, 11/1/2028 (d)	1,375	1,642

Water & Sewer — 0.4%
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,536

Total Virginia		10,440

Washington — 0.8%
Education — 0.0% (b)
University of Washington Rev., 1.75%, 4/1/2019	125	125

General Obligation — 0.1%
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2019	870	904

Transportation — 0.2%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series S-1, Rev., 5.00%, 11/1/2023	685	782
Series S-1, Rev., 5.00%, 11/1/2034	2,000	2,298

		3,080

Utility — 0.5%
City of Seattle, Municipal Light and Power Series B-1, Rev., VRDO, 2.24%, 9/13/2018 (d)	7,500	7,500
County of Snohomish, Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	582

		8,082

Total Washington		12,191

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Rev., 2.62%, 6/1/2022 (d)	2,905	2,906

Wisconsin — 1.0%
Education — 0.5%
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series B-2, Rev., 4.00%, 5/30/2019 (d)	5,815	5,908
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2024	200	228
Rev., 5.00%, 8/15/2025	325	374
Rev., 5.00%, 8/15/2027	150	176
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,333

		8,019

General Obligation — 0.4%
City of Racine GO, 4.00%, 12/1/2025	300	328
State of Wisconsin Series A, GO, 5.00%, 5/1/2026	5,050	5,874

		6,202

Transportation — 0.1%
County of Milwaukee, Airport
Series A, Rev., AMT, 5.00%, 12/1/2018	1,400	1,410
Series A, Rev., AMT, 5.00%, 12/1/2028	1,000	1,141

		2,551

Total Wisconsin		16,772

Total Municipal Bonds (Cost $1,536,741)		1,540,909

Collateralized Mortgage Obligations — 0.0% (b)
FNMA REMIC Series 2002-36, Class FS, 2.56%, 6/25/2032 (d) (Cost $203)	203	204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38% (g) (h) (Cost $97,444)	97,445	97,444

Total Investments — 100.4% (Cost $1,634,388)		1,638,557
Liabilities in Excess of Other Assets — (0.4%)		(6,567)

NET ASSETS — 100.0%		1,631,990

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.5% (a)
Alabama — 0.7%
Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,125
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	159

		1,284

Transportation — 0.4%
Alabama Federal Aid Highway Finance Authority Series A, Rev., 4.00%, 6/1/2037	1,350	1,414

Total Alabama		2,698

Alaska — 2.8%
Housing — 0.3%
Alaska Housing Finance Corp., General Mortgage
Series A, Rev., 4.00%, 6/1/2040	30	30
Series A, Rev., 3.50%, 6/1/2046	890	915

		945

Prerefunded — 1.4%
Alaska Municipal Bond Bank Authority Rev., 5.75%, 9/1/2018 (b)	2,500	2,500
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 6.00%, 9/1/2019 (b)	1,745	1,817
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance Rev., AGC, 6.00%, 9/1/2019 (b)	1,005	1,047

		5,364

Utility — 1.1%
Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series Rev., AGM, 6.00%, 7/1/2019	3,915	4,048

Total Alaska		10,357

Arizona — 0.2%
Education — 0.2%
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Rev., 5.00%, 7/1/2032	350	392
Rev., 5.00%, 7/1/2033	150	168
Rev., 5.00%, 7/1/2037	200	220

		780

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.0% (c)
Phoenix-Mesa Gateway Airport Authority, Mesa Project Rev., 4.00%, 7/1/2019	20	20

Total Arizona		800

Arkansas — 0.1%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	212
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	117

		329

General Obligation — 0.0% (c)
State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	65

Total Arkansas		394

California — 14.9%
Certificate of Participation/Lease — 0.5%
City of Palm Springs Subseries B, COP, Zero Coupon, 4/15/2021 (b)	100	95
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,664

		1,759

Education — 0.2%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2039	500	522

General Obligation — 4.4%
Alta Loma School District, Election of 2016 Series A, GO, 5.00%, 8/1/2032	60	71
Campbell Union High School District GO, 3.00%, 8/1/2030	620	634
County of Santa Clara, Campbell Union High School District GO, 3.00%, 8/1/2031	30	30
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	817
Los Angeles Unified School District Series D, GO, 5.00%, 1/1/2034	5,000	5,139
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	6,169
Pomona Unified School District Series A, GO, NATL-RE, 6.10%, 2/1/2020	50	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,017
State of California, Various Purpose GO, 6.50%, 4/1/2033	2,285	2,350

		16,280

Hospital — 1.2%
California Health Facilities Financing Authority, Sutter Health Series A, Rev., 5.00%, 11/15/2041	250	282
California Municipal Finance Authority, Eisenhower Medical Center Series A, Rev., 5.00%, 7/1/2042	1,000	1,102
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	542
Rev., 5.00%, 10/15/2047	1,000	1,072
California Statewide Communities Development Authority, Marin General Hospital Project Rev., 4.00%, 8/1/2045	1,500	1,530

		4,528

Other Revenue — 2.2%
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 3.50%, 6/1/2036	8,000	8,029

Prerefunded — 3.4%
California Health Facilities Financing Authority, Providence Health and Services Series C, Rev., 6.50%, 10/1/2018 (b)	40	40
California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services Series C, Rev., 6.50%, 10/1/2018 (b)	1,960	1,960
San Diego Public Facilities Financing Authority, Senior Sewer Series A, Rev., 5.25%, 5/15/2019 (b)	7,500	7,701
State of California, Various Purpose GO, 6.50%, 4/1/2019 (b)	2,715	2,795

		12,496

Transportation — 0.6%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Rev., 4.00%, 4/1/2032	335	363
City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,367
Los Angeles Harbor Department Rev., 7.60%, 10/1/2018 (b)	415	417

		2,147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — 1.3%
City of Los Angeles, Department of Water and Power, Power System
Series D, Rev., 5.00%, 7/1/2033	610	697
Series A, Rev., 5.00%, 7/1/2035	1,700	1,987
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,180

		4,864

Water & Sewer — 1.1%
East Bay Municipal Utility District Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	596
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2036	2,450	2,827
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	770

		4,193

Total California		54,818

Colorado — 3.2%
Certificate of Participation/Lease — 1.1%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	2,884
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,112

		3,996

Hospital — 0.6%
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,118
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,057

		2,175

Prerefunded — 1.5%
Colorado Water Resources and Power Development Authority, Water and Wastewater Utility Enterprise Project
Series A, Rev., AGC, 5.13%, 12/1/2018 (b)	1,000	1,008
Series A, Rev., AGC, 5.25%, 12/1/2018 (b)	1,000	1,009
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021 (b)	2,000	2,155
University of Colorado, University Enterprise Series A, Rev., 5.38%, 6/1/2019 (b)	1,500	1,541

		5,713

Total Colorado		11,884

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 1.0%
Education — 0.7%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., AMT, 5.00%, 11/15/2019	175	181
Series A, Rev., AMT, 5.00%, 11/15/2020	300	316
State of Connecticut, Health and Educational Facility Authority
Rev., 5.00%, 7/1/2034	725	811
Rev., 5.00%, 7/1/2036	450	499
Rev., 5.00%, 7/1/2039	490	540
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	16

		2,363

General Obligation — 0.0% (c)
Town of Cheshire GO, 4.00%, 8/1/2019	80	82

Housing — 0.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries B-2, Rev., 4.00%, 11/15/2032	515	529
Subseries A-1, Rev., 4.00%, 11/15/2045	145	151
Subseries A-1, Rev., 4.00%, 11/15/2047	440	461

		1,141

Total Connecticut		3,586

Delaware — 0.8%
Education — 0.3%
The Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	543
Series A, Rev., 5.00%, 9/1/2046	500	534

		1,077

Hospital — 0.4%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series A, Rev., 4.00%, 7/1/2043	1,275	1,297

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	480	494

Total Delaware		2,868

District of Columbia — 1.9%
General Obligation — 1.6%
District of Columbia Series B, GO, NATL-RE, 6.00%, 6/1/2019	3,965	4,094

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Series A, GO, 5.00%, 6/1/2037	1,500	1,729

		5,823

Prerefunded — 0.3%
District of Columbia Series A, Rev., 6.00%, 7/1/2023 (b)	1,000	1,176

Total District of Columbia		6,999

Florida — 2.3%
General Obligation — 0.7%
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,794

Hospital — 0.1%
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	215

Housing — 0.0% (c)
Florida Housing Finance Corp., Homeowner Mortgage Series 1, Rev., 5.00%, 7/1/2041	15	15
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	120	123

		138

Other Revenue — 0.2%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Rev., 3.75%, 7/1/2023	215	216
Rev., 4.00%, 7/1/2028	375	373

		589

Prerefunded — 0.0% (c)
County of Miami-Dade, Miami International Airport Series A, Rev., AMT, AGC, 5.25%, 10/1/2018 (b)	55	55

Transportation — 0.9%
Hillsborough County Aviation Authority, Tampa International Airport Series B, Rev., NATL-RE, 6.00%, 10/1/2018	3,205	3,215

Utility — 0.4%
Tohopekaliga Water Authority, Utility System Series A, Rev., 4.00%, 10/1/2041	1,320	1,368

Total Florida		8,374

Georgia — 2.2%
Hospital — 1.9%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	3,380	3,757

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,031
Fulton County Georgia Development Authority, Hospital Revenue Health System Rev., 5.00%, 4/1/2042	2,150	2,366

		7,154

Housing — 0.3%
Georgia Housing and Finance Authority, Single Family Mortgage
Rev., 5.00%, 6/1/2029	20	21
Subseries A-1, Rev., 4.00%, 6/1/2044	255	264
Series A, Rev., 4.00%, 12/1/2047	705	736

		1,021

Total Georgia		8,175

Hawaii — 0.6%
General Obligation — 0.6%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,231

Illinois — 2.8%
Education — 0.5%
Chicago Public Building Commission, Board of Education Series A, Rev., NATL-RE, 7.00%, 1/1/2020 (b)	1,750	1,821

General Obligation — 1.3%
City of Chicago Series 2006A, GO, AGM, 4.75%, 1/1/2030	100	100
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	310
State of Illinois GO, 5.50%, 7/1/2038	3,000	3,173
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,122

		4,705

Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	342
Series C, Rev., 5.00%, 3/1/2034	205	229

		571

Other Revenue — 0.2%
City of Chicago, Tax Increment, Pilsen Redevelopment Project Series A, Rev., 5.00%, 6/1/2019	500	510

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	216

		726

Prerefunded — 0.4%
City of Chicago, O'Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2021 (b)	1,260	1,370

Transportation — 0.3%
City of Chicago, O'Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2039	240	259
Regional Transportation Authority Series D, Rev., NATL-RE, 7.75%, 6/1/2019	925	966

		1,225

Total Illinois		10,418

Indiana — 1.2%
Prerefunded — 1.2%
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2022 (b)	4,000	4,407

Iowa — 0.2%
Housing — 0.2%
Iowa Finance Authority Single Family Mortgage-Backed Securities Program
Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	125	128
Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	25	25
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	645	663

Total Iowa		816

Kansas — 0.3%
General Obligation — 0.3%
Wyandotte County Unified School District No. 203 Series A, GO, 4.00%, 9/1/2048	1,000	1,019

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
Kansas State Development Finance Authority, Water Pollution Control Series CW, Rev., 5.00%, 11/1/2018 (b)	15	15

Total Kansas		1,034

Kentucky — 0.6%
Education — 0.1%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2019	460	469

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — 0.5%
City of Ashland, Kings Daughters Medical Center Rev., 4.00%, 2/1/2036	1,750	1,759

Housing — 0.0% (c)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	50	52

Total Kentucky		2,280

Louisiana — 0.6%
Hospital — 0.3%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,154

Other Revenue — 0.3%
Tobacco Settlement Financing Corp., Asset-Backed Series A, Rev., 5.25%, 5/15/2035	1,000	1,081

Utility — 0.0% (c)
State of Louisiana, Gas and Fuels Tax Series A-1, Rev., 5.00%, 5/1/2020	100	105

Total Louisiana		2,340

Maine — 1.8%
Housing — 0.2%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	575	599

Other Revenue — 0.0% (c)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	106

Prerefunded — 1.6%
Maine Turnpike Authority Rev., 6.00%, 7/1/2019 (b)	5,675	5,871

Total Maine		6,576

Maryland — 0.4%
Housing — 0.4%
Montgomery County Housing Opportunities Commission, Single Family Mortgage
Series A, Rev., 4.00%, 1/1/2031	325	337
Series A, Rev., 4.00%, 7/1/2048	940	985

Total Maryland		1,322

Massachusetts — 2.6%
Education — 0.3%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	913
Rev., 5.00%, 1/1/2037	315	347

		1,260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — 1.0%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,831

Housing — 0.6%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	595	618
Series 167, Rev., 4.00%, 12/1/2043	445	460
Series 169, Rev., 4.00%, 12/1/2044	1,010	1,043

		2,121

Transportation — 0.7%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,564

Total Massachusetts		9,776

Michigan — 0.8%
Housing — 0.4%
Michigan State Housing Development Authority, Single-Family Mortgage
Series A, Rev., 4.00%, 6/1/2046	165	171
Series B, Rev., 3.50%, 6/1/2047	1,095	1,124

		1,295

Transportation — 0.4%
State of Michigan, Trunk Line Rev., 5.00%, 11/15/2036	1,500	1,624

Total Michigan		2,919

Minnesota — 1.9%
Education — 0.5%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,083
Rev., 4.00%, 3/1/2033	500	537
Minnesota Higher Educational Facilities Authority, The College of Saint Catherine Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 1.49%, 9/13/2018 (d)	350	350

		1,970

General Obligation — 0.6%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series B, GO, Zero Coupon, 2/1/2026	200	161
Series B, GO, Zero Coupon, 2/1/2027	425	329
Series B, GO, Zero Coupon, 2/1/2028	225	167
Series B, GO, Zero Coupon, 2/1/2029	1,560	1,108
Series B, GO, Zero Coupon, 2/1/2030	880	596

		2,361

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — 0.7%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	120	124
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	100	101
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	24	24
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	110	112
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	50	51
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	45	47
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	105	107
Minnesota Housing Finance Agency, Residential Housing Finance
Series A, Rev., 4.00%, 7/1/2038	325	337
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	160	163
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	865	900
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	455	476

		2,442

Utility — 0.1%
City of Rochester, Electric Utility Series A, Rev., 5.00%, 12/1/2028	250	294

Total Minnesota		7,067

Mississippi — 0.3%
Water & Sewer — 0.3%
Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,197

Missouri — 0.9%
Education — 0.6%
Missouri State Health and Educational Facilities Authority, Health Facilities, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,158

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.3%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	505	520
Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	675	706
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	20	21
Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	50	51

		1,298

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2025	35	37

Total Missouri		3,493

Montana — 0.2%
Housing — 0.1%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	290	303
Series A-2, Rev., AMT, 4.00%, 12/1/2038	170	176

		479

Prerefunded — 0.1%
City of Helena COP, 5.00%, 1/1/2019 (b)	400	404

Total Montana		883

Nebraska — 0.1%
Utility — 0.1%
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	185	208

Nevada — 0.1%
Transportation — 0.1%
City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Rev., AGM, 4.00%, 6/1/2048	375	379

New Hampshire — 0.1%
Housing — 0.1%
New Hampshire Housing Finance Authority, Single Family Mortgage Series C, Rev., 4.00%, 1/1/2028	135	137

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Housing — continued
Series A, Rev., 5.25%, 7/1/2028	50	52

Total New Hampshire		189

New Jersey — 4.3%
Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series A, Rev., 4.50%, 10/1/2048	1,000	1,071

Other Revenue — 1.0%
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,017
Series A, Rev., 5.00%, 6/1/2046	1,000	1,089
Series A, Rev., 5.25%, 6/1/2046	1,500	1,673

		3,779

Prerefunded — 0.0% (c)
New Jersey Economic Development Authority, School Facilities Construction Series Y, Rev., 4.75%, 9/1/2018 (b)	40	40

Transportation — 3.0%
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	4,483
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,003
Rev., 5.00%, 6/15/2031	3,000	3,329

		10,815

Total New Jersey		15,705

New Mexico — 0.3%
Housing — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	35	36
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	240	247
Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2048	645	672

		955

Transportation — 0.0% (c)
New Mexico Finance Authority, State Transportation, Senior Lien Series B, Rev., 5.00%, 6/15/2024	100	106

Total New Mexico		1,061

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 7.8%
Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	430	443

Other Revenue — 1.5%
New York City Transitional Finance Authority Series C, Rev., 5.00%, 11/1/2021	170	181
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series B, Subseries B-1, Rev., 5.00%, 8/1/2036	1,020	1,171
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series B-1, Rev., 5.00%, 8/1/2045	1,160	1,315
New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee
Series B, Rev., Zero Coupon, 11/15/2055	4,970	1,036
Series B, Rev., Zero Coupon, 11/15/2056	6,500	1,328
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	522

		5,553

Prerefunded — 0.0% (c)
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2022 (b)	65	73

Special Tax — 0.0% (c)
New York State Dormitory Authority, Unrefunded Balance Series A, Rev., 4.00%, 2/15/2019	100	101

Transportation — 4.1%
Metropolitan Transportation Authority
Series D, Rev., 5.00%, 11/15/2030	400	458
Series D, Rev., 5.00%, 11/15/2031	400	459
Series B, Rev., 5.00%, 11/15/2037	2,000	2,247
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,510
Rev., AMT, 5.00%, 1/1/2036	1,125	1,245
Port Authority of New York and New Jersey, Consolidated, 93rd Series Rev., 6.13%, 6/1/2094	7,580	9,028

		14,947

Utility — 1.3%
Utility Debt Securitization Authority Series TE, Rev., 5.00%, 12/15/2041	4,250	4,740

Water & Sewer — 0.8%
Erie County Water Authority Rev., 4.00%, 12/1/2038	1,000	1,054

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Water & Sewer — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects-Second Resolution Series A, Rev., 5.00%, 6/15/2037	1,750	2,023

		3,077

Total New York		28,934

North Carolina — 1.3%
Education — 0.9%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,200
Rev., 5.00%, 6/1/2028	905	1,017
Rev., 5.00%, 6/1/2029	350	392
Rev., 5.00%, 6/1/2030	450	502

		3,111

Housing — 0.4%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	60	61
Series 1, Rev., 4.50%, 7/1/2028	125	128
Series A, Rev., AMT, 3.50%, 7/1/2039	405	415
Series 38-B, Rev., 4.00%, 7/1/2047	960	1,007

		1,611

Total North Carolina		4,722

North Dakota — 0.3%
Housing — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	170	176
Series D, Rev., 4.25%, 7/1/2028	110	111
Series B, Rev., 5.00%, 7/1/2028	20	20
Series A, Rev., 4.00%, 7/1/2034	370	383
Series D, Rev., 3.50%, 7/1/2046	515	530

Total North Dakota		1,220

Ohio — 1.9%
Education — 0.0% (c)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	29

General Obligation — 1.1%
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,863

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038	1,000	1,097
GO, 5.25%, 1/1/2041	1,000	1,094
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	122

		4,176

Hospital — 0.3%
County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities Series A, Rev., 5.50%, 7/1/2039	1,000	1,109

Housing — 0.1%
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	50	51
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	35	36
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	125	129

		216

Prerefunded — 0.4%
County of Richland, Correctional Facilities Improvement
GO, AGC, 5.88%, 12/1/2018 (b)	500	505
GO, AGC, 6.00%, 12/1/2018 (b)	400	405
GO, AGC, 6.13%, 12/1/2018 (b)	650	657

		1,567

Total Ohio		7,097

Oklahoma — 1.5%
Hospital — 0.2%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., AGM, 4.00%, 8/15/2048	700	696

Housing — 0.0% (c)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series B, Rev., GNMA COLL, 4.50%, 9/1/2027	60	62
Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	55	57

		119

Other Revenue — 0.0% (c)
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Prerefunded — 0.6%
Oklahoma City Water Utilities Trust, Water and Sewer System Series A, Rev., 5.00%, 7/1/2019 (b)	2,000	2,055

Transportation — 0.7%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2037	1,665	1,891
Series C, Rev., 4.00%, 1/1/2042	600	622

		2,513

Total Oklahoma		5,394

Oregon — 0.1%
Utility — 0.1%
City of Eugene, Electric Utility System Series A, Rev., 4.00%, 8/1/2031	325	351

Pennsylvania — 9.0%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania, Certificates of Participation Series A, COP, 4.00%, 7/1/2046	1,200	1,212

General Obligation — 1.2%
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,225
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	159
Nazareth Area School District Series E, GO, 5.00%, 11/15/2037	1,245	1,402
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,267
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	285

		4,338

Hospital — 3.9%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Rev., 4.00%, 4/1/2044	2,000	1,968
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	430	476
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,181
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	561
Rev., 5.00%, 11/1/2037	250	274
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2038	3,725	3,755

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued
Rev., 4.00%, 9/1/2043	3,740	3,768
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	580	576
Rev., 4.00%, 12/15/2028	1,000	1,032
Rev., 5.00%, 12/15/2038	750	811

		14,402

Housing — 0.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 112, Rev., 5.00%, 4/1/2028	75	77
Series 118A, Rev., AMT, 3.50%, 4/1/2040	1,025	1,047
Series 122, Rev., 4.00%, 10/1/2046	490	512

		1,636

Other Revenue — 2.7%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., AGM, 4.00%, 6/1/2039	9,950	10,113

Water & Sewer — 0.5%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,681

Total Pennsylvania		33,382

Rhode Island — 0.1%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	317

South Carolina — 5.5%
Housing — 0.1%
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	375	392

Prerefunded — 2.6%
Laurens County School District No. 056 GO, AGC, SCSDE, 6.13%, 3/1/2019 (b)	9,515	9,725

Transportation — 0.3%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,103

Utility — 2.5%
Piedmont Municipal Power Agency, Electric Rev., FGIC, 6.75%, 1/1/2020 (b)	3,900	4,155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — continued
Piedmont Municipal Power Agency, Electric, Unrefunded Balance Rev., NATL-RE, 6.75%, 1/1/2020	4,615	4,896

		9,051

Total South Carolina		20,271

South Dakota — 0.3%
Housing — 0.3%
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	415	426
Series A, Rev., AMT, 4.50%, 5/1/2031	75	78
Series D, Rev., 4.00%, 11/1/2045	550	573
South Dakota Housing Development Authority, Single Family Mortgage Series 2, Rev., 4.25%, 5/1/2032	160	164

Total South Dakota		1,241

Tennessee — 2.3%
Hospital — 1.1%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Rev., 4.00%, 7/1/2040	4,000	4,029

Housing — 0.1%
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	120	124
Series 1A, Rev., AMT, 4.50%, 1/1/2038	110	114
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	55	57

		295

Utility — 1.1%
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (d)	4,000	4,246

Total Tennessee		8,570

Texas — 5.3%
Education — 1.8%
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	528
Series B, Rev., 5.00%, 8/15/2024	345	385
Series B, Rev., 5.00%, 8/15/2025	460	516
Rev., 6.00%, 8/15/2033	1,250	1,411
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital
Rev., 5.13%, 9/1/2033	1,000	1,083

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued
Rev., 5.50%, 9/1/2043	2,300	2,549
University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	242

		6,714

General Obligation — 0.2%
City of Carrollton GO, 5.00%, 8/15/2026	535	551
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	130

		681

Hospital — 0.1%
Harris County Health Facilities Development Corp., Children's Hospital Project Rev., 5.50%, 10/1/2019 (b)	485	495

Housing — 0.1%
Texas Department of Housing and Community Affairs, Residential Mortgage Series B, Rev., GNMA COLL, 4.25%, 1/1/2034	250	257

Prerefunded — 1.6%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018 (b)	3,500	3,547
North Texas Tollway Authority, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (b)	2,000	2,233

		5,780

Transportation — 0.6%
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042	1,965	2,072

Utility — 0.0% (c)
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2032	35	40

Water & Sewer — 0.9%
City of Houston, Water and Sewer System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,500	3,384

Total Texas		19,423

Vermont — 1.5%
Education — 1.2%
Vermont Student Assistance Corp., Education Loan
Series B, Class A-1, Rev., (ICE LIBOR USD 3 Month + 1.50%), 3.82%, 10/1/2018 (e)	8	8
Series A, Rev., AMT, 5.00%, 6/15/2022	725	775
Series A, Rev., AMT, 3.63%, 6/15/2029	1,000	985
Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,388

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Education — continued
Series A, Rev., AMT, 4.00%, 6/15/2031	500	504
Series A, Rev., AMT, 4.00%, 6/15/2032	200	200
Series A, Rev., AMT, 4.00%, 6/15/2033	250	249
Series A, Rev., AMT, 4.00%, 6/15/2034	200	197

		4,306

Housing — 0.3%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	120	124
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	635	647
Series A, Rev., AMT, 4.00%, 11/1/2046	350	364

		1,135

Total Vermont		5,441

Virginia — 1.8%
Hospital — 1.2%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,450

Other Revenue — 0.0% (c)
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series B, Rev., 5.00%, 11/1/2023	90	98
Series B, Rev., 5.00%, 11/1/2026	50	55

		153

Prerefunded — 0.1%
Virginia Resources Authority, Infrastructure and State Moral Obligation Series B, Rev., 5.00%, 11/1/2021 (b)	185	203

Transportation — 0.5%
Capital Region Airport Commission (Richmond International Airport)
Series A, Rev., 4.00%, 7/1/2035	350	366
Series A, Rev., 4.00%, 7/1/2036	320	333
Virginia Commonwealth Transportation Board, Capital Projects Series A, Rev., 4.00%, 5/15/2036	1,000	1,051

		1,750

Total Virginia		6,556

Washington — 2.2%
Education — 0.9%
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,985	3,173

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — 0.0% (c)
State of Washington, Various Purpose Series D, GO, 5.00%, 2/1/2020	100	104

Housing — 0.2%
Washington Housing Finance Commission, Single-Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	390	399
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	375	384

		783

Utility — 1.1%
Chelan County Public Utility District No. 1 Series A, Rev., AMT, 5.50%, 7/1/2026	350	381
City of Tacoma, Electric System Rev., 4.00%, 1/1/2047	3,445	3,536

		3,917

Total Washington		7,977

West Virginia — 0.3%
Education — 0.3%
West Virginia Hospital Finance Authority, University Health System Rev., 4.00%, 6/1/2051	1,000	984

Wisconsin — 4.1%
Education — 2.7%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280	324
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc.
Rev., 4.00%, 8/15/2042	4,220	4,295
Rev., 4.00%, 8/15/2047	4,800	4,851
Wisconsin Health and Educational Facilities Authority, St. John's Communities, Inc. Project Series A, Rev., 5.00%, 9/15/2040	665	691

		10,161

Housing — 1.4%
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	2,945	3,095
Series C, Rev., FNMA COLL, 4.00%, 3/1/2048	1,905	2,004

		5,099

Total Wisconsin		15,260

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.0% (c)
Housing — 0.0% (c)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	30		30

Total Municipal Bonds (Cost $340,520)			352,424

	NO. OF WARRANTS (000)
Warrants — 0.0% (c)
Road & Rail — 0.0% (c)
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00*‡ (Cost $—)	—	(f)	—

Investments	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38% (g) (h) (Cost $9,508)	9,508		9,508

Total Investments — 98.1% (Cost $350,028)			361,932
Other Assets Less Liabilities — 1.9%			6,993

NET ASSETS — 100.0%			368,925

Percentages indicated are based on net assets.

Futures contracts outstanding as of August 31, 2018 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(53)	12/2018	USD	(6,368)	8

					8

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(f)	Amount rounds to less than one thousand.
(g)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.5% (a)
Alabama — 2.0%
Education — 0.0% (b)
Alabama Public School and College Authority Series C, Rev., 5.00%, 9/1/2018	25	25
Madison County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 9/1/2018	45	45

		70

General Obligation — 0.0% (b)
City of Orange Beach GO, AGC, 5.00%, 10/1/2018	25	25

Housing — 0.1%
Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project Series D, Rev., FHA, 1.35%, 7/1/2019 (c)	2,890	2,876

Prerefunded — 0.0% (b)
Madison County Board of Education, Tax Anticipation Warrants
Rev., AGC, 4.80%, 9/1/2018 (d)	25	25
Rev., AGC, 5.13%, 9/1/2018 (d)	45	45

		70

Utility — 1.9%
Black Belt Energy Gas District, Gas Prepay Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 2.11%, 9/13/2018 (e)	30,000	29,856
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,951
Southeast Alabama Gas District, Project No. 1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,046
Southeast Alabama Gas Supply District (The), Project No. 2
Series A, Rev., 4.00%, 6/1/2019	830	843
Series A, Rev., 4.00%, 6/1/2020	1,000	1,034

		44,730

Total Alabama		47,771

Arizona — 0.9%
Certificate of Participation/Lease — 0.1%
Arizona State University
Series 2018A, COP, 5.00%, 6/1/2019	1,450	1,485
Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,055

		2,540

Education — 0.0% (b)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Rev., 5.00%, 7/1/2023	140	154

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued
Rev., 5.00%, 7/1/2024	200	223

		377

General Obligation — 0.2%
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020	1,450	1,529
GO, 5.00%, 7/1/2021	1,520	1,639
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement Bonds
Series 2017-A, GO, 5.00%, 7/1/2020	1,025	1,081
Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,240
Maricopa County Union High School District No. 201, School Improvement GO, 3.00%, 7/1/2019	275	278

		5,767

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., 1.60%, 5/21/2020 (c)	1,100	1,089

Other Revenue — 0.1%
City of Phoenix Civic Improvement Corp. Series A, Rev., 5.00%, 7/1/2019	1,000	1,027
Gilbert Public Facilities Municipal Property Corp., Revenue Refunding Bonds Rev., 4.00%, 7/1/2019	20	20

		1,047

Transportation — 0.4%
Arizona Department of Transportation State Highway Fund Series A, Rev., 5.00%, 7/1/2020	400	423
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	8,565	9,061

		9,484

Utility — 0.0% (b)
Salt River Project Agricultural Improvement and Power District, Electric System
Series B, Rev., 4.00%, 12/1/2018	25	25
Series A, Rev., 5.00%, 12/1/2018	20	20

		45

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality
Series A, Rev., 5.00%, 10/1/2018	10	10

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Water & Sewer — continued
Rev., 4.00%, 10/1/2020 (d)	540	564

		574

Total Arizona		20,923

Arkansas — 0.2%
Education — 0.1%
Arkansas Technical University, Athletic Enterprises Series A, Rev., 3.00%, 6/1/2019	120	121
Arkansas Technical University, Student Fee Series A, Rev., 3.00%, 6/1/2019	200	202
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Rev., 5.00%, 11/1/2021	330	360

		683

General Obligation — 0.0% (b)
City of Fayetteville, Library Improvement GO, 3.00%, 1/1/2020	200	203
City of Little Rock GO, 4.00%, 3/1/2019	20	20

		223

Housing — 0.0% (b)
Arkansas Technical University, Housing System Series A, Rev., 3.00%, 6/1/2019	225	227

Other Revenue — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	512
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 3.00%, 11/1/2019	510	517
Rev., 5.00%, 11/1/2021	310	339
Rev., 5.00%, 11/1/2022	410	457
City of Little Rock
Rev., 2.00%, 10/1/2018	300	300
Rev., 3.00%, 10/1/2019	500	506

		2,631

Water & Sewer — 0.0% (b)
City of Little Rock, Water Reclamation System Rev., 1.15%, 10/1/2018	100	100
Northwest Arkansas Conservation Authority, Wastewater
Rev., 3.00%, 3/1/2019	220	223
Rev., 3.00%, 3/1/2020	280	287

		610

Total Arkansas		4,374

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 3.5%
Education — 1.3%
California Educational Facilities Authority, Art Center College of Design
Series A, Rev., 5.00%, 12/1/2018	100	101
Series A, Rev., 5.00%, 12/1/2019	125	130
Series A, Rev., 5.00%, 12/1/2020	180	192
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2018	600	601
Rev., 5.00%, 10/1/2019	550	569
Rev., 5.00%, 10/1/2020	325	345
Rev., 5.00%, 10/1/2021	250	272
San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/28/2019	27,000	27,534
University of California Series AL-1, Rev., VRDO, 1.18%, 9/4/2018 (c)	550	550

		30,294

General Obligation — 0.1%
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	234
San Mateo County Community College District Series A, GO, 5.00%, 9/1/2018	1,250	1,250

		1,484

Hospital — 0.0% (b)
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	105
Pioneers Memorial Healthcare District
Rev., 3.00%, 10/1/2019	255	256
Rev., 3.00%, 10/1/2020	265	266

		627

Other Revenue — 1.2%
California Infrastructure and Economic Development Bank, California Academy of Sciences Rev., (ICE LIBOR USD 1 Month + 0.38%), 1.86%, 9/13/2018 (e)	17,010	16,928
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Rev., (ICE LIBOR USD 1 Month + 0.20%), 1.68%, 10/1/2018 (e)	10,970	11,010
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%), 2.00%, 10/1/2018 (e)	1,000	1,013
California Statewide Communities Development Authority, Front Porch Communities and Services Rev., 5.00%, 4/1/2020	75	79

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — continued
Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park and Open Space Rev., AGM, 5.25%, 10/1/2018	35	35
Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project Series B, Rev., AGM, 4.00%, 10/1/2018	25	25

		29,090

Prerefunded — 0.1%
Imperial Irrigation District Electric System Series A, Rev., 5.25%, 11/1/2018 (d)	80	81
Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2021 (d)	3,000	3,337

		3,418

Transportation — 0.0% (b)
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series C, Rev., 1.88%, 4/1/2019 (c)	650	650

Utility — 0.3%
California Infrastructure and Economic Development Bank, Pacific Gas and Electric Co. Series G, Rev., 1.05%, 12/1/2018	6,900	6,866

Water & Sewer — 0.5%
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.71%, 9/13/2018 (e)	12,000	12,094

Total California		84,523

Colorado — 0.5%
Certificate of Participation/Lease — 0.0% (b)
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020 (f)	110	117
COP, 5.00%, 12/1/2021 (f)	220	238
COP, 5.00%, 12/1/2022 (f)	295	323

		678

General Obligation — 0.1%
Adams 12 Five Star Schools GO, 5.00%, 12/15/2018	120	121
City of Aurora, Sterling Hills West Metropolitan District
GO, 5.00%, 12/1/2018	100	101
GO, 5.00%, 12/1/2019	110	113
GO, 5.00%, 12/1/2020	100	105

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Denver City and County School District No. 1 Series B, GO, 4.00%, 12/1/2019 (d)	255	262
Douglas County School District No. Re-1, Douglas and Elbert Counties Series B, GO, 5.00%, 12/15/2018	20	20
Mesa County Valley, School District No. 51, Grand Junction GO, 4.00%, 12/1/2018	20	20
Pueblo County School District No. 70 GO, NATL-RE, 5.00%, 12/1/2018	25	25

		767

Hospital — 0.2%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	422
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project
Rev., 3.00%, 9/1/2018	100	100
Rev., 3.00%, 9/1/2019	310	314
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Series A, Rev., 3.88%, 1/1/2019	50	50
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Rev., 5.00%, 6/1/2019	200	204
Rev., 5.00%, 6/1/2020	400	417
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,600	1,612
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (c)	380	388

		3,507

Housing — 0.2%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019 (c)	5,000	4,975

Prerefunded — 0.0% (b)
Rio Blanco County School District No. Re-1 GO, 5.00%, 12/1/2018 (d)	20	20

Transportation — 0.0% (b)
Denver City and County, Department of Aviation Airport System Series A, Rev., 5.00%, 11/15/2018	35	36
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%), 2.29%, 9/13/2018 (e)	500	501

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Transportation — continued
Regional Transportation District, Sales Tax Series A, Rev., 5.25%, 11/1/2018	25	25

		562

Utility — 0.0% (b)
Colorado Water Resources and Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	210

Water & Sewer — 0.0% (b)
City of Boulder, Water and Sewer Revenue Series 2012, Rev., 5.00%, 12/1/2018	100	101
Town of Milliken, Water Revenue
Rev., 3.00%, 12/1/2018	100	100
Rev., 3.00%, 12/1/2020	195	199

		400

Total Colorado		11,119

Connecticut — 2.8%
Education — 0.2%
State of Connecticut Health And Educational Facilities Authority Revenue Bonds, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (c)	4,000	4,230
State of Connecticut, Health and Educational Facility Authority
Rev., 5.00%, 7/1/2021	665	714
Rev., 5.00%, 7/1/2022	675	737
State of Connecticut, Health and Educational Facility Authority, Ascension Health Credit Group Series B, Rev., 1.65%, 3/1/2019 (c)	470	469

		6,150

General Obligation — 2.4%
City of Hartford Series B, GO, 4.00%, 4/1/2020 (d)	115	119
City of New Haven Series A, GO, 5.25%, 8/1/2019	750	768
City of Waterbury
Series B, GO, 3.00%, 9/1/2018	265	265
Series A, GO, 3.00%, 11/15/2018	430	431
Series B, GO, 3.00%, 9/1/2019	325	329
Series A, GO, 3.00%, 11/15/2019	485	491
City of West Haven Series A, GO, 3.00%, 11/1/2018	215	215
State of Connecticut
Series C, GO, VRDO, 1.61%, 9/13/2018 (c)	5,235	5,235
Series E, GO, 5.00%, 9/1/2019	150	154
Series F, GO, 5.00%, 11/15/2019	11,575	11,965

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Series C, GO, 5.00%, 12/1/2020	475	491
Series G, GO, 5.00%, 11/1/2021	200	216
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.62%, 9/13/2018 (c) (g)	6,975	6,975
Town of Greenwich GO, BAN, 2.00%, 1/18/2019	29,390	29,428
Town of Groton Court, Lot A GO, 4.00%, 10/1/2018	20	20

		57,102

Other Revenue — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.62%, 9/13/2018 (c) (g)	4,550	4,550

Prerefunded — 0.0% (b)
Town of Old Saybrook GO, 3.00%, 11/1/2018 (d)	30	30

Total Connecticut		67,832

Delaware — 0.0% (b)
Utility — 0.0% (b)
Sustainable Energy Utility, Inc., Energy Efficiency Rev., 4.00%, 9/15/2018	25	25

District of Columbia — 0.2%
Other Revenue — 0.2%
District of Columbia, Income Tax Revenue
Series C, Rev., 5.00%, 12/1/2018	20	20
Series C, Rev., 4.13%, 12/1/2024	3,710	3,819
District of Columbia, Income Tax Secured Series A, Rev., 5.00%, 12/1/2018	20	20

		3,859

Transportation — 0.0% (b)
Metropolitan Washington Airports Authority Series B, Rev., 4.00%, 10/1/2018	20	20

Total District of Columbia		3,879

Florida — 1.5%
Education — 0.0% (b)
Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2018	50	50

General Obligation — 0.1%
City of Lauderhill
GO, 3.00%, 1/1/2019	175	176
GO, 3.00%, 1/1/2020	460	467
GO, 3.00%, 1/1/2021	425	435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
County of Sarasota, Environmentally Sensitive GO, 4.00%, 10/1/2018 (d)	25	25

		1,103

Hospital — 0.7%
Highlands County Health Facilities Authority, Adventist Health System Series A, Rev., VRDO, 1.48%, 9/13/2018 (c)	15,000	15,000
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.43%, 9/13/2018 (c)	1,000	1,000

		16,000

Housing — 0.1%
Pinellas County Housing Finance Authority, Multi-Family Housing, Boca Ciega Townhomes Rev., 0.95%, 9/1/2018	2,000	2,000

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Florida Department of Environmental Protection, Everglades Restoration Series B, Rev., VRDO, AGC, 1.50%, 9/13/2018 (c)	12,870	12,870

Other Revenue — 0.0% (b)
City of Cape Coral, Water and Sewer Rev., AGM, 1.40%, 9/1/2018	745	745
City of Orlando Series B, Rev., 5.00%, 10/1/2018	50	50
County of Pasco Series A, Rev., 5.00%, 12/1/2018	40	41
Osceola County, Sales Tax Rev., AGC, 4.00%, 10/1/2018 (d)	25	25

		861

Prerefunded — 0.0% (b)
County of Miami-Dade, Miami International Airport
Series B, Rev., AGC, 5.00%, 10/1/2018 (d)	25	25
Series B, Rev., AGM, 5.00%, 10/1/2018 (d)	20	20
County of Sarasota, Infrastructure Sales Surtax Series A, Rev., 4.13%, 10/1/2018 (d)	20	20
Florida State Municipal Power Agency
Rev., AGM-CR, 5.00%, 10/1/2018 (d)	20	20
Series A, Rev., 5.00%, 10/1/2018 (d)	200	200
Rev., 5.25%, 10/1/2018 (d)	85	85
JEA Electric System Series 3-A, Rev., 2.50%, 10/1/2018 (d)	105	105

		475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.0% (b)
County of Miami-Dade, Aviation Series B, Rev., 5.00%, 10/1/2018	100	100

Utility — 0.1%
County of Charlotte, Utility System Rev., AGM, 5.00%, 10/1/2018	35	35
JEA Electric System Series 3-A, Rev., 4.00%, 10/1/2018	110	110
Orlando Utilities Commission Series B, Rev., VRDO, 1.48%, 9/13/2018 (c)	2,475	2,475
Reedy Creek Improvement District Utility Revenue Series 2, Rev., 5.00%, 10/1/2019	120	124

		2,744

Total Florida		36,203

Georgia — 1.7%
General Obligation — 0.3%
Dougherty County School District, Sales Tax
Series 2018, GO, 4.00%, 12/1/2019	1,775	1,825
Series 2018, GO, 4.00%, 12/1/2020	1,250	1,311
Hall County School District
Series 2018, GO, 5.00%, 11/1/2019	1,500	1,556
Series 2018, GO, 5.00%, 11/1/2020	1,250	1,335
Jackson County School District GO, 5.00%, 3/1/2019	250	254
Pike County School District GO, 4.00%, 10/1/2020	400	416

		6,697

Hospital — 0.0% (b)
Fulton County Development Authority, Catholic Health East Issue Rev., 3.75%, 11/15/2018 (d)	25	25
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., 5.00%, 1/1/2022	100	109

		134

Other Revenue — 0.0% (b)
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2019	200	205
Series 2017, Rev., 5.00%, 7/1/2020	275	291
Series 2017, Rev., 5.00%, 7/1/2021	370	401
Series 2017, Rev., 5.00%, 7/1/2022	300	332

		1,229

Transportation — 1.0%
Georgia State Road and Tollway Authority, Federal Highway Series B, Rev., 5.00%, 6/1/2020	15,445	16,298

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Transportation — continued
Metropolitan Atlanta Rapid Transit Authority
Series A, Rev., 3.00%, 7/1/2020	2,900	2,967
Series A, Rev., 3.75%, 7/1/2021	5,585	5,878

		25,143

Utility — 0.3%
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.50%, 9/13/2018 (c)	7,130	7,130

Water & Sewer — 0.1%
East Point Building Authority, Water and Sewer Project
Rev., AGM, 4.00%, 2/1/2019	1,000	1,010
Rev., AGM, 5.00%, 2/1/2020	550	574

		1,584

Total Georgia		41,917

Hawaii — 0.2%
General Obligation — 0.2%
City and County of Honolulu, Rail Transit Project GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.79%, 9/13/2018 (e)	5,000	5,032
County of Maui Series 2012, GO, 5.00%, 6/1/2019	235	241
State of Hawaii Series DT, GO, 4.00%, 11/1/2018	15	15

		5,288

Total Hawaii		5,288

Idaho — 0.0% (b)
Prerefunded — 0.0% (b)
Idaho Bond Bank Authority Series C, Rev., 5.63%, 9/15/2018 (d)	30	30

Transportation — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Rev., GRAN, 5.00%, 7/15/2020	425	449

Total Idaho		479

Illinois — 7.0%
Certificate of Participation/Lease — 0.0% (b)
University of Illinois Series A, COP, 5.00%, 10/1/2019	1,000	1,029

Education — 2.4%
Illinois Educational Facilities Authority, University of Chicago Series B-1, Rev., 1.80%, 2/13/2020 (c)	5,500	5,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued
Illinois Finance Authority, Chicago International Charter School Project, Refunding and Improvement
Rev., 3.00%, 12/1/2018	125	125
Rev., 3.00%, 12/1/2019	185	186
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2019	200	205
Rev., 4.00%, 12/1/2020	230	240
Rev., 5.00%, 12/1/2021	250	271
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 9/13/2018 (c)	9,130	9,130
Illinois Finance Authority, Northwestern University Rev., VRDO, 1.46%, 9/13/2018 (c)	3,425	3,425
Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.48%, 9/13/2018 (c)	35,773	35,773
Peoria Public Building Commission, School District No. 150 Project Rev., 5.00%, 12/1/2019	300	310
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2019	315	320
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2018	355	357
Series A, Rev., AGM, 4.00%, 12/1/2019	370	380
Series A, Rev., AGM, 4.00%, 12/1/2020	385	403
Series A, Rev., AGM, 4.00%, 12/1/2021	400	424

		57,049

General Obligation — 2.4%
Adams County School District No. 172
GO, AGM, 4.00%, 2/1/2019	270	272
GO, AGM, 4.00%, 2/1/2020	300	308
GO, AGM, 4.00%, 2/1/2021	300	312
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	330
Champaign Coles Et Al Counties Community College District No. 505
Series B, GO, 4.00%, 12/1/2019 (f)	2,490	2,555
Series C, GO, 4.00%, 12/1/2019 (f)	430	441
Series B, GO, 4.00%, 12/1/2020 (f)	1,250	1,305
Series B, GO, 4.00%, 12/1/2021 (f)	2,500	2,645
Series C, GO, 4.00%, 12/1/2021 (f)	465	492
Chicago Park District Series C, GO, 5.00%, 1/1/2022	175	189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Chicago Park District, Limited Tax
Series B, GO, 4.00%, 1/1/2020	50	51
Series B, GO, 5.00%, 1/1/2020	225	233
Series B, GO, 4.00%, 1/1/2021	100	103
Series B, GO, 5.00%, 1/1/2021	100	106
Chicago Park District, Unlimited Tax Series C, GO, 3.00%, 1/1/2020	100	101
City of Calumet
Series 2018, GO, 4.00%, 3/1/2019	150	151
Series 2018, GO, 4.00%, 3/1/2020	150	154
City of Rock Island
Series A, GO, AGM, 2.00%, 12/1/2018	100	100
Series B, GO, AGM, 2.00%, 12/1/2018	120	120
Series A, GO, AGM, 2.00%, 12/1/2019	130	129
Series B, GO, AGM, 2.00%, 12/1/2019	150	149
Series B, GO, AGM, 3.00%, 12/1/2020	200	203
Series A, GO, AGM, 3.00%, 12/1/2021	130	132
Series B, GO, AGM, 3.00%, 12/1/2021	200	203
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2019	430	436
Series A, GO, AGM, 3.00%, 12/30/2020	590	603
Series A, GO, AGM, 4.00%, 12/30/2023	525	566
Clinton and St. Clair Counties Community Unit School District No. 3, School Building GO, 5.00%, 12/1/2019	380	393
Cook County High School District No. 204, Lyons Township GO, 4.00%, 12/15/2018	20	20
Cook County Township High School District No. 208 Riverside-Brookfield
Series C, GO, 3.00%, 12/15/2018	920	923
Series C, GO, 3.00%, 12/15/2019	690	700
Cook County, Community Consolidated School District No. 146 Tinley Park
GO, 2.00%, 12/1/2018	225	225
GO, 3.00%, 12/1/2019	250	254
GO, 4.00%, 12/1/2020	200	209
GO, 4.00%, 12/1/2021	200	211
Cook County, Proviso Township High School District No. 209
Series B, GO, AGM, 4.00%, 12/1/2018	150	151
GO, 5.00%, 12/1/2021	2,825	3,059
County of Cook
Series 2018, GO, 3.00%, 11/15/2018	1,200	1,203
Series C, GO, 4.25%, 11/15/2018	100	100
Series A, GO, 5.00%, 11/15/2018	150	151

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Series 2018, GO, 5.00%, 11/15/2019	800	827
Series 2018, GO, 5.00%, 11/15/2020	900	952
Series 2018, GO, 5.00%, 11/15/2021	700	754
Series A, GO, 5.00%, 11/15/2021	355	382
Series C, GO, 5.00%, 11/15/2022	180	196
County of Winnebago Series C, GO, 2.00%, 12/30/2018	185	185
County of Winnebago, General Funds Alternate Revenue Source Series A, GO, AGC, 4.00%, 12/30/2018	50	50
County of Winnebago, Illinois Tax Alternate Revenue Source Series D, GO, 2.50%, 12/30/2018	200	201
DuPage County Community High School District No. 94
GO, 2.00%, 9/1/2018	300	300
GO, 4.00%, 1/1/2019	830	836
GO, 4.00%, 1/1/2020	300	308
GO, 4.00%, 1/1/2021	200	209
Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building Series A, GO, AGM, 4.00%, 12/1/2018	60	60
Fox Valley Park District Series B, GO, 4.00%, 12/15/2018	60	60
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 4.00%, 2/1/2020	1,595	1,638
Grundy Kendall and Will Counties Community High School District No. 111
GO, 4.00%, 1/1/2019	270	272
GO, 4.00%, 1/1/2020	855	876
Jackson County Community Unit School District No. 186
GO, AGM, 4.00%, 12/1/2019	200	204
GO, AGM, 4.00%, 12/1/2020	265	275
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 3.00%, 10/1/2018	360	360
Series B, GO, 4.00%, 10/1/2019	120	123
Series B, GO, 4.00%, 10/1/2020	225	233
Series B, GO, 4.00%, 10/1/2021	255	268
Series B, GO, 5.00%, 10/1/2022	1,375	1,511
Lake County Forest Preserve District Series B, GO, 5.00%, 12/15/2018	35	35
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	135
Madison County Community Unit School District No. 7 GO, 4.00%, 12/1/2018	1,240	1,246

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,789
Schaumburg Park District Series B, GO, 5.00%, 12/1/2018	1,600	1,613
State of Illinois
GO, 5.00%, 11/1/2018	355	356
Series D, GO, 5.00%, 11/1/2020	5,000	5,216
GO, 5.00%, 2/1/2024	3,370	3,579
Tazewell and Woodford Counties, Community Unit School District No. 701
Series A, GO, 4.00%, 12/1/2018	100	100
Series A, GO, 4.00%, 12/1/2019	260	266
Town of Cicero GO, 5.00%, 12/1/2019	550	569
Township of Campton GO, 5.00%, 12/15/2018	25	25
Village of Antioch
GO, 2.00%, 12/1/2018	220	220
GO, 2.00%, 12/1/2019	285	284
GO, 3.00%, 12/1/2020	290	295
Village of Bolingbrook
Series A, GO, 4.00%, 1/1/2019	270	272
Series A, GO, AGM, 4.00%, 1/1/2020	100	102
Series A, GO, AGM, 4.00%, 1/1/2021	185	192
Village of Flossmoor
GO, 3.00%, 12/1/2018	545	546
GO, 3.00%, 12/1/2019	425	430
GO, 3.00%, 12/1/2020	585	597
GO, 3.00%, 12/1/2021	605	620
Village of Franklin Park
GO, 4.00%, 1/1/2019	350	352
GO, 4.00%, 1/1/2021	500	519
Village of Hoffman Estates
Series A, GO, 2.00%, 12/1/2019	110	110
GO, 5.00%, 12/1/2019	380	395
Series A, GO, 3.00%, 12/1/2020	110	112
GO, 5.00%, 12/1/2020	270	288
GO, 5.00%, 12/1/2021	210	229
Village of Northbrook Series B, GO, 3.00%, 12/1/2018	20	20
Village of Oswego
GO, 2.00%, 12/15/2018	100	100
GO, 2.00%, 12/15/2019	100	100
Village of Palatine
Series A, GO, 4.00%, 12/1/2018	1,135	1,141
Series A, GO, 4.00%, 12/1/2019	1,250	1,282
Village of Plainfield, Will and Kendall Counties GO, 4.00%, 12/15/2018	60	60

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Village of Sugar Grove, Kane County, Waterworks and Sewerage
GO, 2.00%, 5/1/2019	130	130
GO, 3.00%, 5/1/2020	390	396
Village of Villa Park, Illinois Alternate Revenue Source
GO, 3.00%, 12/15/2019 (f)	325	329
GO, 3.00%, 12/15/2020 (f)	415	423
GO, 4.00%, 12/15/2021 (f)	505	533
Village of Villa Park, Illinois Sales Tax Alternate Revenue Source Series B, GO, 2.00%, 12/15/2018	100	100
Village of Woodridge
Series 2017, GO, 2.00%, 2/1/2019	175	175
Series 2017, GO, 3.00%, 2/1/2020	270	274
Series 2017, GO, 3.00%, 2/1/2021	250	255
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	333
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	211
Series A, GO, AGM, 4.00%, 12/1/2021	745	775
Will County, Alternate Revenue Source GO, 4.00%, 11/15/2018	20	20
Winnebago and Stephenson Counties School District No. 323, School Building
GO, 5.00%, 11/1/2019	100	103
GO, 5.00%, 11/1/2020	100	106

		58,426

Hospital — 0.9%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	248
Illinois Finance Authority, OSF Healthcare System Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 9/13/2018 (c)	1,200	1,200
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.48%, 9/13/2018 (c)	20,015	20,015

		21,463

Other Revenue — 0.8%
City of Rochelle
Series A, Rev., AGM, 3.00%, 6/30/2019	100	101
Series A, Rev., AGM, 3.00%, 6/30/2020	275	278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — continued
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.48%, 9/13/2018 (c)	7,500	7,500
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax Rev., NATL-RE, Zero Coupon, 6/15/2019	85	83
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation
Rev., NATL-RE, Zero Coupon, 6/15/2019	25	25
Class A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	123
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series B, Rev., 3.00%, 12/15/2018	250	250
State of Illinois Rev., 4.50%, 6/15/2019	3,880	3,949
Tender Option Bond Trust Receipts/Certificates Series 2016-YX1035, Rev., VRDO, LIQ: Barclays Bank plc, 1.71%, 9/13/2018 (c) (g)	7,575	7,575

		19,884

Prerefunded — 0.2%
City of Chicago Rev., AGM, 5.25%, 11/1/2018 (d)	2,750	2,766
Illinois Finance Authority
Series B, Rev., NATL-RE, 5.25%, 11/1/2018 (d)	30	30
Rev., 6.13%, 5/15/2019 (d)	195	201
Illinois Finance Authority, Resurrection Health Rev., 6.13%, 5/15/2019 (d)	340	350
Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation Series B, GO, AGC, Zero Coupon, 1/1/2019 (d)	810	482

		3,829

Special Tax — 0.0% (b)
Village of Hampshire, Special Service Area No. 14, Lakewood Crossing
Rev., 1.70%, 3/1/2019	180	180
Rev., 1.90%, 3/1/2020	200	199

		379

Transportation — 0.2%
Chicago O’Hare International Airport Series A, Rev., AMT, 5.00%, 1/1/2019	600	606
Chicago O’Hare International Airport, General Airport, Senior Lien Series G, Rev., AMT, 5.00%, 1/1/2021	200	213

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	288
Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds Rev., 4.00%, 6/1/2019	2,270	2,303
City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding Series A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,060

		4,470

Water & Sewer — 0.1%
City of Chicago, Second Lien Wastewater Transmission Series B, Rev., 5.00%, 1/1/2019	1,000	1,009
City of Chicago, Second Lien Water, Project
Rev., AGM, 4.25%, 11/1/2018	50	50
Rev., 5.00%, 11/1/2018	1,160	1,166

		2,225

Total Illinois		168,754

Indiana — 2.4%
Education — 0.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., BAN, 3.00%, 12/15/2018	2,550	2,561
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 4.00%, 10/1/2018	200	200
Rev., 4.00%, 10/1/2019	255	261
Mount Vernon of Hancock County Multi-School Building Corp.
Rev., 4.00%, 1/15/2019	510	514
Rev., 4.00%, 7/15/2019	210	214
Purdue University, Student Facilities System Series C, Rev., VRDO, 1.43%, 9/13/2018 (c)	6,575	6,575
Southmont School Building Corp., Ad Valorem Property Tax
Rev., 4.00%, 1/15/2019	125	126
Rev., 4.00%, 7/15/2019	300	305
Rev., 4.00%, 1/15/2020	550	564
Rev., 4.00%, 7/15/2020	190	197
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds Rev., 4.00%, 7/15/2019	50	51
Westfield High School Building Corp., Property Tax, First Mortgage
Rev., 4.00%, 1/15/2019	1,030	1,038
Rev., 4.00%, 7/15/2019	1,240	1,261

		13,867

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — 0.4%
Indiana Finance Authority, Health System, Sisters of St. Francis Health Services Rev., 5.38%, 11/1/2032	4,000	4,024
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.38%, 5/1/2020 (c)	4,510	4,463
Indiana State Finance Authority Hospital, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 1.48%, 9/13/2018 (c)	1,445	1,445

		9,932

Other Revenue — 0.3%
Hammond Redevelopment District Rev., 4.00%, 7/15/2019	615	626
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.48%, 9/13/2018 (c)	7,135	7,135
Miami County Holding Corp., Option Income Tax Lease Rental Rev., 3.00%, 1/15/2019	100	101

		7,862

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.38%, 5/1/2020 (c) (d)	95	94

Utility — 1.1%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	6,500	6,521
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.53%, 9/13/2018 (c)	20,000	20,000

		26,521

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks
Rev., AGM, 2.00%, 1/1/2020	305	305
Rev., AGM, 2.00%, 7/1/2020	310	310

		615

Total Indiana		58,891

Iowa — 1.0%
Certificate of Participation/Lease — 0.0% (b)
Kirkwood Community College Series A, COP, 3.00%, 6/1/2019	175	176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — 0.1%
Iowa Higher Education Loan Authority, Dubuque University, Private Education Working Capital Loan Program Series A, Rev., RAN, 3.50%, 5/9/2019	2,000	2,024

General Obligation — 0.0% (b)
City of Sac City
GO, 5.00%, 6/1/2020	150	158
GO, 5.00%, 6/1/2021	160	172

		330

Hospital — 0.9%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.07%, 9/13/2018 (e) (g)	21,000	21,043

Other Revenue — 0.0% (b)
City of Coralville, Annual Appropriation
Series D, Rev., 3.00%, 5/1/2019	500	502
Series D, Rev., 3.00%, 5/1/2020	300	303
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	434

		1,239

Water & Sewer — 0.0% (b)
Muscatine Power and Water Rev., 2.00%, 12/1/2018	110	110

Total Iowa		24,922

Kansas — 0.1%
General Obligation — 0.0% (b)
City of Olathe Series 218, GO, 5.00%, 10/1/2018	25	25
County of Neosho, Sales Tax GO, 3.00%, 10/1/2018	65	65
Douglas County Unified School District No. 497
Series A, GO, 2.00%, 9/1/2018	20	20
Series A, GO, 5.00%, 9/1/2018	20	20
Ford County Unified School District No. 443 Series B, GO, 5.00%, 9/1/2018	100	100
Johnson County Unified School District No. 233 Series B, GO, 4.00%, 9/1/2018	25	25

		255

Hospital — 0.1%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2019	410	417
Series A, Rev., 5.00%, 5/15/2020	440	458

		875

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — 0.0% (b)
County of Shawnee, Public Building Commission, Expocentre Project Rev., 4.00%, 9/1/2019	575	588

Prerefunded — 0.0% (b)
City of Manhattan Series A, GO, 4.10%, 11/1/2018 (d)	25	25
Kansas Unified School District No. 265 Sedgwick County GO, AGC, 4.50%, 10/1/2018 (d)	20	20
Kansas Unified School District No. 266 Sedgwick County GO, AGM, 5.25%, 9/1/2018 (d)	60	60

		105

Total Kansas		1,823

Kentucky — 1.3%
Education — 0.0% (b)
City of Berea Education Facilities, Berea College Project Series A, Rev., VRDO, 1.48%, 9/4/2018 (c)	1,150	1,150
Eastern Kentucky University Series A, Rev., 2.50%, 10/1/2018	50	50

		1,200

Hospital — 0.0% (b)
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series A, Rev., 5.00%, 6/1/2019	375	381

Housing — 0.3%
Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (c)	7,200	7,191

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas and Electric Company Project
Series A, Rev., 1.50%, 4/1/2019 (c)	300	299
Rev., 1.25%, 6/3/2019 (c)	4,200	4,177

		4,476

Other Revenue — 0.2%
Kentucky Rural Water Finance Corp., Construction Series E-1, Rev., 2.25%, 3/1/2020 (f)	5,000	5,012
Kentucky State Property and Buildings Commission, Project No. 82 Rev., AGM, 5.25%, 10/1/2018	75	75
Kentucky State Property and Buildings Commission, Project No. 90 Rev., 5.00%, 11/1/2018	200	201

		5,288

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — 0.2%
Kentucky State Property and Buildings Commission, Project No. 90 Rev., 5.00%, 11/1/2018 (d)	4,500	4,524
University of Louisville, General Receipts Series A, Rev., 4.50%, 9/1/2018 (d)	25	25

		4,549

Utility — 0.3%
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2019	665	673
Series A, Rev., 4.00%, 4/1/2020	780	804
Series A, Rev., 4.00%, 4/1/2021	775	810
Series A, Rev., 4.00%, 4/1/2022	1,210	1,274
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,754

		6,315

Water & Sewer — 0.1%
Louisville/Jefferson County Metro Government, Water System Rev., 5.00%, 11/15/2019	2,440	2,534

Total Kentucky		31,934

Louisiana — 2.2%
Education — 0.0% (b)
Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project Rev., Zero Coupon, 10/1/2018	175	175

General Obligation — 0.1%
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	535
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	150
Natchitoches Parish Consolidated School District No. 7 GO, 2.00%, 3/1/2019	100	100
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	343
State of Louisiana, St. Tammany Parishwide School District No. 12
GO, 2.00%, 3/1/2019	100	100
GO, 2.00%, 3/1/2020	200	201

		1,429

Hospital — 1.7%
Louisiana Public Facilities Authority, Louisiana Children’S Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.14%, 9/13/2018 (e)	40,000	40,316

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 4.00%, 5/15/2019	225	228
Rev., 4.00%, 5/15/2020	195	202
Rev., 5.00%, 5/15/2020	325	342

		41,088

Housing — 0.0% (b)
Louisiana Public Facilities Authority, University Alexandria Student Housing Project Series A, Rev., 2.00%, 10/1/2018	160	160

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
St. Charles Parish, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 1.34%, 9/4/2018 (c)	150	150

Other Revenue — 0.4%
Lafayette Consolidated Government, Public Improvement Sales Tax Series A, Rev., 3.00%, 3/1/2019	100	101
Louisiana Local Government Environmental Facilities and Community Development Authority, Delta Campus Facilities Project
Rev., 5.00%, 10/1/2018	1,000	1,002
Rev., 5.00%, 10/1/2019	1,715	1,771
Louisiana Local Government Environmental Facilities and Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	207
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,625
Louisiana Office Facilities Corp., Lease Revenue, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,507

		9,213

Special Tax — 0.0% (b)
St. Charles Parish, Limited Tax Series A, Rev., AGM, 3.00%, 3/1/2019	250	252

Transportation — 0.0% (b)
New Orleans Aviation Board, General Airport, North Terminal Project Series A, Rev., 5.00%, 1/1/2020	135	140

Water & Sewer — 0.0% (b)
City of Shreveport, Water and Sewer Series A, Rev., AGM, 4.00%, 12/1/2018	200	201

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued
City of Shreveport, Water and Sewer, Junior Lien Series B, Rev., AGM, 4.00%, 12/1/2018	150	151

		352

Total Louisiana		52,959

Maine — 0.0% (b)
Education — 0.0% (b)
Maine Health and Higher Educational Facilities Authority, University of New England Rev., 4.00%, 7/1/2019	540	550

Other Revenue — 0.0% (b)
Maine Municipal Bond Bank Series F, Rev., 5.00%, 11/1/2018	25	25

Total Maine		575

Maryland — 0.9%
General Obligation — 0.7%
County of Anne Arundel, Consolidated General Improvements GO, 5.00%, 4/1/2019	6,905	7,040
Washington Suburban Sanitary Commission Series A, GO, VRDO, BAN, 1.46%, 9/13/2018 (c)	10,400	10,400

		17,440

Other Revenue — 0.2%
City of Rockville, Ingleside at King Farm Project
Series A-2, Rev., 4.00%, 11/1/2018	165	165
Rev., 5.00%, 11/1/2018	400	402
Series A-2, Rev., 4.00%, 11/1/2019	100	102
Rev., 5.00%, 11/1/2019	150	155
Maryland Stadium Authority, Construction and Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2019	1,800	1,839
Series 2018A, Rev., 5.00%, 5/1/2020	800	842
Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,312

		4,817

Prerefunded — 0.0% (b)
State of Maryland, Department of Transportation Rev., 4.00%, 9/1/2018 (d)	20	20

Total Maryland		22,277

Massachusetts — 3.5%
Education — 0.0% (b)
Massachusetts Development Finance Agency, Western New England University
Rev., 5.00%, 9/1/2020	300	316
Rev., 5.00%, 9/1/2021	265	285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Education — continued
University of Massachusetts Building Authority Series 2, Rev., 4.00%, 11/1/2018	20	20

		621

General Obligation — 1.4%
Commonwealth of Massachusetts
Series D, GO, 5.50%, 10/1/2018	2,730	2,738
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 2.12%, 11/1/2018 (e)	30,000	29,723
Series D, GO, AMBAC, 5.50%, 10/1/2019	325	338
Town of Avon, Municipal Purpose Loan GO, 4.00%, 12/1/2018	55	55

		32,854

Hospital — 0.6%
Massachusetts Development Finance Agency, Lawrence General Hospital Rev., 5.00%, 7/1/2019	335	342
Massachusetts Development Finance Agency, Partners Healthcare System Series M-1, Rev., VRDO, LOC: U.S. Bank NA, 1.45%, 9/4/2018 (c)	4,195	4,195
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 1.91%, 9/13/2018 (e)	10,000	10,108

		14,645

Housing — 0.2%
Massachusetts Housing Finance Agency, Construction Loan Series A, Rev., 1.85%, 6/1/2020	5,700	5,691

Other Revenue — 0.0% (b)
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Series 20, Rev., 3.00%, 10/1/2019 (g)	620	625

Prerefunded — 0.2%
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2020 (d)	4,720	5,007
Massachusetts Development Finance Agency, Harvard Series A, Rev., 5.50%, 11/15/2018 (d)	15	15
Massachusetts Development Finance Agency, Phillips Academy Rev., 5.00%, 9/1/2018 (d)	20	20
Springfield Water and Sewer Commission Series A, Rev., AGC, 5.00%, 10/15/2018 (d)	30	30

		5,072

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.6%
Massachusetts Bay Transportation Authority, General Transportation System Series A-2, Rev., VRDO, 1.56%, 9/13/2018 (c)	14,245	14,245

Water & Sewer — 0.5%
Massachusetts Clean Water Trust (The), Green Bonds Series 20, Rev., 3.00%, 2/1/2019	1,000	1,006
Massachusetts Clean Water Trust, State Revolving Fund Series 15A, Rev., 5.00%, 8/1/2020	200	212
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, 1.51%, 9/13/2018 (c)	9,735	9,735

		10,953

Total Massachusetts		84,706

Michigan — 1.3%
General Obligation — 0.6%
City of Garden, Capital Improvement
GO, 4.00%, 10/1/2019	790	807
GO, 4.00%, 10/1/2020	795	826
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2019	180	183
GO, 4.00%, 5/1/2020	75	77
GO, 4.00%, 5/1/2021	150	157
City of Marquette, Limited Tax
GO, 3.00%, 5/1/2019	280	282
GO, 3.00%, 5/1/2020	85	87
GO, 3.00%, 5/1/2021	125	128
City of Romulus, Capital Improvement
Series B, GO, 3.00%, 11/1/2018	165	165
Series B, GO, 3.00%, 11/1/2019	140	142
Kalamazoo Public Schools, School Building and Site
GO, 4.00%, 5/1/2019	1,275	1,295
GO, 4.00%, 5/1/2020	1,820	1,885
GO, 4.00%, 5/1/2021	775	816
Spring Lake Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2018	2,425	2,438
Waterford School District GO, 3.00%, 9/25/2019 (f)	5,000	5,040

		14,328

Hospital — 0.1%
Michigan Finance Authority, Trinity Health Credit Group Series A, Rev., 5.00%, 12/1/2018	120	121
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Rev., 5.00%, 11/15/2018	330	332

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Subseries A-1, Rev., 1.38%, 5/1/2020 (c)	2,710	2,679

		3,132

Housing — 0.5%
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, 1.51%, 9/13/2018 (c)	12,700	12,700

Prerefunded — 0.0% (b)
Ferris State University Rev., AGC, 4.75%, 10/1/2018 (d)	20	20
State of Michigan, School Loan Series A, GO, 5.00%, 11/1/2018 (d)	20	20

		40

Transportation — 0.1%
Wayne County Airport Authority, Junior Lien
Series B, Rev., AMT, 5.00%, 12/1/2018	400	403
Series B, Rev., AMT, 5.00%, 12/1/2019	550	569
Series B, Rev., AMT, 5.00%, 12/1/2020	550	582

		1,554

Water & Sewer — 0.0% (b)
North Kent Sewer Authority Rev., 3.00%, 11/1/2018	25	25

Total Michigan		31,779

Minnesota — 1.0%
Certificate of Participation/Lease — 0.0% (b)
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	994

Education — 0.2%
City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project Series A, Rev., 3.00%, 7/1/2019	50	50
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University
Rev., 4.00%, 10/1/2018	300	300
Rev., 4.00%, 10/1/2019	750	762
Rev., 4.00%, 10/1/2020	780	802
Minnesota State Colleges and Universities Rev., 2.00%, 10/1/2018	25	25
University of Minnesota Series A, Rev., 5.00%, 4/1/2022	2,715	2,999

		4,938

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — 0.2%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2019	75	76
Series 2018-A, GO, 3.00%, 8/1/2020	75	76
Series 2018-A, GO, 3.00%, 8/1/2021	80	82
State of Minnesota Series A, GO, 5.00%, 10/1/2018	1,845	1,850
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,919

		4,003

Hospital — 0.5%
City of Maple Grove, Maple Grove Hospital Corporation Rev., 3.00%, 5/1/2019	930	937
City of Rochester, Health Care Facilities, Mayo Clinic
Series A, Rev., VRDO, 1.47%, 9/13/2018 (c)	10,000	10,000
Series A, Rev., 4.00%, 11/15/2018 (c)	335	337
St. Paul Minnesota, Housing and Redevelopment Authority Health Care Series A, Rev., 2.00%, 11/15/2018	850	851

		12,125

Housing — 0.1%
City of St. Paul Park, Senior Housing and Health Care, Presbyterian Homes Bloomington Project
Rev., 3.00%, 9/1/2018	445	445
Rev., 3.00%, 9/1/2019	795	803
St. Paul Minnesota, Housing and Redevelopment Authority, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	527

		1,775

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	419

Utility — 0.0% (b)
City of Chaska, Electric Generating Facilities Series A, Rev., 4.00%, 10/1/2018	20	20

Total Minnesota		24,274

Mississippi — 1.0%
General Obligation — 0.2%
State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,270

Hospital — 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Series B2, Rev., 2.13%, 1/9/2019 (c)	3,000	3,002

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — 0.7%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series A, Rev., VRDO, 1.49%, 9/13/2018 (c)	11,150	11,150
Series E, Rev., VRDO, 1.50%, 9/13/2018 (c)	6,200	6,200

		17,350

Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	103

Total Mississippi		24,725

Missouri — 0.8%
Certificate of Participation/Lease — 0.1%
Blue Eye R-V School District
COP, 4.00%, 4/1/2019	135	137
COP, 4.00%, 4/1/2021	75	78
City of Arnold
COP, 3.00%, 12/15/2018	120	120
COP, 3.00%, 12/15/2019	120	122
City of Waynesville
Series C, COP, 2.00%, 4/15/2019	125	125
Series C, COP, 2.00%, 4/15/2020	250	250
County of Stone
COP, 3.00%, 12/1/2018	100	100
COP, 3.00%, 12/1/2019	100	101
COP, 3.00%, 12/1/2020	145	148

		1,181

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Branson IDA, Branson Shoppes Redevelopment Project Series A, Rev., 3.00%, 11/1/2018	250	250
Cape Girardeau County IDA, South Eastern Health
Rev., 5.00%, 3/1/2019	300	303
Rev., 5.00%, 3/1/2020	320	330
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	317
Riverside IDA, Riverside Horizons Infrastructure Project Rev., 3.00%, 5/1/2019	2,055	2,070

		3,270

Other Revenue — 0.5%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,450
Missouri State Board of Public Buildings Series A, Rev., 4.00%, 10/1/2018	25	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.66%, 9/13/2018 (c) (g)	8,200	8,200

		12,675

Prerefunded — 0.0% (b)
Missouri State Health and Educational Facilities Authority, Health Facilities Series A, Rev., AGM, 5.50%, 11/15/2018 (d)	100	101
Missouri State Health and Educational Facilities Authority, Health Facilities, Coxhealth Series A, Rev., 5.50%, 11/15/2018 (d)	15	15

		116

Transportation — 0.1%
City of St. Louis, Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,405

Total Missouri		18,647

Montana — 0.3%
Education — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., VRDO, 1.94%, 9/13/2018 (c)	3,500	3,500

Other Revenue — 0.2%
Montana Board of Investments, Municipal Finance Consolidation Act, Intercap Revolving Program Series 2000, Rev., 1.65%, 3/1/2019 (c)	2,600	2,602

Total Montana		6,102

Nebraska — 0.1%
General Obligation — 0.1%
Papio-Missouri River Natural Resource District
GO, 3.00%, 12/15/2018	330	331
GO, 4.00%, 12/15/2019	720	740
GO, 4.00%, 12/15/2020	405	423

		1,494

Hospital — 0.0% (b)
Madison County Hospital Authority No. 1, Faith Regional Health Services Project Series A, Rev., 4.00%, 7/1/2019	725	735

Other Revenue — 0.0% (b)
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Rev., AGM, 3.00%, 12/15/2020	250	256

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Prerefunded — 0.0% (b)
Douglas County Hospital Authority No. 3 Rev., BHAC-CR, 5.50%, 11/1/2018 (d)	20	20

Utility — 0.0% (b)
City of Lincoln, Electric System Rev., 5.00%, 9/1/2018	20	20

Total Nebraska		2,525

Nevada — 1.2%
General Obligation — 0.1%
Clark County School District Series C, GO, 5.00%, 6/15/2023	2,000	2,243

Hospital — 0.1%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2018	460	460
Rev., 5.00%, 9/1/2019	325	335
Rev., 5.00%, 9/1/2020	250	264
Rev., 5.00%, 9/1/2027	610	703

		1,762

Other Revenue — 0.0% (b)
City of Henderson Nevada Local Improvement District No. T-14 Rev., 2.50%, 3/1/2019	340	341
City of Henderson Nevada Local Improvement District No. T-17 Rev., 2.00%, 9/1/2019	195	195

		536

Transportation — 0.9%
County of Clark, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	20,012
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series D-3, Rev., VRDO, LOC: Bank of America NA, 1.50%, 9/13/2018 (c)	2,035	2,035

		22,047

Utility — 0.1%
County of Clark, Nevada Power Company Projects Rev., 1.60%, 5/21/2020 (c)	3,000	2,976
County of Washoe, Gas and Water Facilities, Sierra Pacific Power Company Project Series B, Rev., 3.00%, 6/1/2022 (c)	580	595

		3,571

Total Nevada		30,159

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.4%
Education — 0.4%
New Hampshire Health and Education Facilities Authority Act, University System Series A, Rev., 5.00%, 7/1/2019	1,385	1,423
New Hampshire Health and Education Facilities Authority, Dartmouth College Rev., VRDO, 1.45%, 9/13/2018 (c)	9,000	9,000

		10,423

Prerefunded — 0.0% (b)
State of New Hampshire, Capital Improvement Series C, GO, 4.75%, 11/1/2018 (d)	55	55

Transportation — 0.0% (b)
New Hampshire State Turnpike System Rev., 5.00%, 10/1/2018	25	25

Total New Hampshire		10,503

New Jersey — 11.6%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2019	500	512
Series DDD, Rev., 5.00%, 6/15/2020	500	524
Series PP, Rev., 5.00%, 6/15/2020	200	209
New Jersey EDA, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,333
New Jersey Educational Facilities Authority, The William Paterson University Rev., 5.00%, 7/1/2020	100	105

		6,683

General Obligation — 8.3%
Atlantic County, Township of Galloway Series A, GO, BAN, 3.00%, 8/15/2019	3,700	3,733
Borough of Alpha GO, BAN, 2.50%, 12/10/2018	2,845	2,851
Borough of Avalon GO, BAN, 2.50%, 2/19/2019	9,254	9,289
Borough of Beachwood GO, BAN, 3.00%, 3/6/2019	12,556	12,646
Borough of Bound Brook GO, BAN, 2.75%, 4/19/2019	2,838	2,851
Borough of East Rutherford
GO, BAN, 2.25%, 10/19/2018	5,274	5,273
GO, AGM, 4.00%, 12/1/2018	260	261
GO, AGM, 5.00%, 12/1/2019	145	150
GO, AGM, 5.00%, 12/1/2020	290	308
Borough of Englewood Cliffs GO, BAN, 2.50%, 2/22/2019	5,284	5,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Borough of Highlands GO, BAN, 2.25%, 10/5/2018	2,967	2,968
Borough of Matawan GO, BAN, 2.75%, 6/5/2019	2,606	2,619
Borough of Metuchen GO, 4.00%, 9/1/2018	25	25
Borough of Oakland GO, BAN, 2.50%, 12/14/2018	5,251	5,263
Borough of Oceanport GO, BAN, 2.75%, 6/28/2019	8,062	8,111
Borough of Rockaway GO, BAN, 2.25%, 9/14/2018	6,173	6,173
Borough of Wallington GO, BAN, 2.75%, 8/23/2019	5,733	5,772
Borough of Woodbury Heights Series A, GO, BAN, 2.75%, 8/1/2019	5,277	5,311
Borough of Woodcliff Lake GO, BAN, 2.50%, 2/22/2019	5,530	5,551
Borough of Wood-Ridge GO, BAN, 2.25%, 11/8/2018	3,034	3,037
City of Atlantic
Series B, GO, AGM, 4.00%, 3/1/2019	250	253
Series B, GO, AGM, 5.00%, 3/1/2020	200	209
City of Atlantic, Tax Appeal Series A, GO, 5.00%, 3/1/2020	650	679
City of Bridgeton GO, 3.00%, 8/23/2019	9,553	9,630
City of Egg Harbor Series A, GO, BAN, 3.00%, 4/8/2019	865	870
City of North Wildwood GO, BAN, 3.00%, 8/22/2019	9,620	9,704
City of Union, County of Hudson Series 2017, GO, 4.00%, 11/1/2019	1,000	1,019
County of Burlington Series A-1, GO, 4.00%, 9/1/2018	25	25
County of Essex Series A, GO, 4.00%, 10/1/2018	15	15
County of Salem Series A, GO, BAN, 3.00%, 6/19/2019	10,531	10,616
County of Somerset GO, 4.00%, 12/1/2018	20	20
Mullica Township School District
GO, 2.00%, 9/15/2018	106	106
GO, 2.00%, 9/15/2019	105	105
The County of Monmouth, The Board of Education of The Borough of Freehold GO, GAN, 2.50%, 11/1/2018	6,000	6,006
The County of Union State of New Jersey, Township of Hillside GO, 3.00%, 7/18/2019	6,566	6,620
Township of Belleville GO, TAN, 3.00%, 4/17/2019	8,000	8,051

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
Township of Cherry Hill GO, BAN, 3.00%, 10/16/2018	2,977	2,982
Township of Clinton GO, BAN, 3.00%, 3/20/2019	2,732	2,748
Township of Edison, Sewer Utility GO, BAN, 3.00%, 2/8/2019	26,330	26,502
Township of Lyndhurst GO, BAN, 2.50%, 3/14/2019	8,574	8,609
Township of Medford Series A, GO, BAN, 2.25%, 9/25/2018	5,822	5,824
Township of Mount Laure Series 2014, GO, 4.00%, 9/1/2018	20	20
Township of North Hanover Series A, GO, BAN, 2.50%, 10/23/2018	5,900	5,893
Township of South Brunswick Series 2014, GO, 4.00%, 9/1/2018	20	20
Township of West Orange GO, BAN, 2.25%, 9/7/2018	6,122	6,122

		200,144

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	390

Housing — 0.5%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project Series F, Rev., 1.35%, 2/1/2019 (c)	3,500	3,494
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Garden Spires Project Series A, Rev., 2.02%, 8/1/2020 (c)	8,000	7,991

		11,485

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal
Series 2018, Rev., 4.13%, 3/1/2019	170	172
Series 2018, Rev., 4.25%, 3/1/2020	180	187
Series 2018, Rev., 4.38%, 3/1/2021	255	270

		629

Other Revenue — 0.8%
Atlantic County Improvement Authority, Aviation Park Project Rev., 2.00%, 10/3/2018	6,500	6,502
Burlington County Bridge Commission, Governmental Leasing Program Series A, Rev., 5.00%, 10/15/2018	30	30

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — continued
Gloucester County Improvement Authority Series A, Rev., 5.00%, 11/1/2019	500	518
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.68%, 9/13/2018 (c) (g)	5,000	5,000
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	370
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2019	3,500	3,580
Series A, Rev., 5.00%, 6/1/2020	3,000	3,152

		19,152

Prerefunded — 0.0% (b)
County of Burlington, General Improvement Series A, GO, 4.00%, 9/1/2018 (d)	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series Y, Rev., 4.50%, 9/1/2018 (d)	25	25
Series Z, Rev., AGC, 5.50%, 12/15/2018 (d)	85	86
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation
Rev., 5.00%, 10/1/2018 (d)	30	30
Rev., 5.25%, 10/1/2018 (d)	35	35
State of New Jersey, Equipment Lease Purchase Series A, COP, 5.25%, 6/15/2019 (d)	25	26

		227

Transportation — 1.7%
New Jersey Economic Development Authority, Transportation Project Series A, Rev., 5.00%, 5/1/2019	3,580	3,651
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., 5.00%, 6/15/2021	6,000	6,427
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 2.49%, 9/13/2018 (e)	700	704
New Jersey Transportation Trust Fund Authority, Transportation System
Rev., 5.00%, 12/15/2018	20,000	20,174
Series B-4, Rev., 5.25%, 12/15/2019	225	234
New Jersey Turnpike Authority
Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 1.82%, 10/1/2018 (e)	4,000	4,003
Series B, Rev., 5.00%, 1/1/2025	5,345	5,967

		41,160

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — 0.0% (b)
Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020	100	103

Total New Jersey		279,973

New Mexico — 0.0% (b)
General Obligation — 0.0% (b)
Jal Public School District No. 19, Credit Enhancement Program GO, AGM, 5.00%, 8/1/2019	880	906

New York — 18.8%
Education — 0.1%
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,041
New York State Dormitory Authority, St. John’s University Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 9/13/2018 (c)	1,180	1,180

		2,221

General Obligation — 10.9%
Bath Central School District, Steuben County GO, BAN, 3.00%, 6/21/2019	8,320	8,384
Beekmantown Central School District, Clinton County New York GO, BAN, 2.75%, 6/27/2019	4,035	4,060
Binghamton City School District GO, RAN, 2.50%, 1/25/2019	3,500	3,508
City of New York Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 1.47%, 9/13/2018 (c)	15,000	15,000
City of New York, Fiscal Year 2012 Subseries G-4, GO, VRDO, LOC: Citibank NA, 1.46%, 9/13/2018 (c)	10,000	10,000
City of New York, Fiscal Year 2017 GO, VRDO, LOC: Citibank NA, 1.46%, 9/13/2018 (c)	14,100	14,100
City of Olean GO, BAN, 2.75%, 6/13/2019	6,024	6,068
City of Tonawanda GO, BAN, 3.00%, 6/6/2019	2,894	2,922
City of Watertown Series A, GO, BAN, 3.00%, 4/1/2019	4,360	4,391
County of Cattaraugus GO, BAN, 2.75%, 4/3/2019	707	710
County of Columbia, Germantown Central School District GO, BAN, 2.75%, 6/28/2019	8,937	8,995
County of Nassau Series B, GO, TAN, 3.00%, 9/18/2018	22,495	22,508
County of Schoharie
GO, BAN, 2.50%, 2/8/2019	14,700	14,751
GO, BAN, 2.75%, 6/20/2019	15,000	15,103
County of Suffolk Series I, GO, TAN, 2.25%, 9/27/2018	5,275	5,276

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	327
County of Westchester Series A, GO, BAN, 3.00%, 12/14/2018	11,100	11,140
East Ramapo Central School District GO, BAN, 3.00%, 4/26/2019	9,797	9,873
Erie County, Cleveland Hill Union Free School District GO, BAN, 2.75%, 6/25/2019	7,650	7,699
Hilton Central School District GO, BAN, 2.75%, 6/28/2019	5,800	5,839
Holley Central School District GO, BAN, 2.50%, 6/25/2019	2,105	2,114
Marcellus Central School District GO, BAN, 3.00%, 2/22/2019	6,713	6,747
Mayfield Central School District GO, BAN, 2.75%, 6/28/2019	14,975	15,082
Morrisville-Eaton Central School District Series A, GO, BAN, 2.75%, 9/28/2018	6,500	6,504
Newark Central School District GO, BAN, 2.75%, 6/20/2019	14,000	14,104
Oneida County, Sherrill City School District Series B, GO, BAN, 2.50%, 7/26/2019	8,751	8,792
Owego Apalachin Central School District
Series B, GO, RAN, 2.38%, 6/27/2019	6,443	6,455
Series C, GO, RAN, 2.38%, 6/27/2019	2,500	2,504
Pavilion Central School District, Livingston and Wyoming Counties GO, BAN, 2.75%, 6/21/2019	2,622	2,639
Rome City School District GO, BAN, 2.75%, 8/2/2019	24,925	25,119
Town of Islip, Public Improvement Series A, GO, 4.00%, 11/15/2020	500	503
Town of Plattsburgh GO, BAN, 2.75%, 8/23/2019	3,000	3,018

		264,235

Hospital — 0.1%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project
Series A, Rev., 2.00%, 11/1/2018	515	514
Series A, Rev., 2.00%, 11/1/2019	550	545
Series A, Rev., 3.00%, 11/1/2020	575	577

		1,636

Housing — 0.1%
Amherst Development Corp., Student Housing Facility, Greiner and Hadley Refunding Projects Series A, Rev., 3.00%, 10/1/2018	2,360	2,362

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Syracuse City Industrial Development Agency, Syracuse University Project Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 9/13/2018 (c)	20,145	20,145

Other Revenue — 1.7%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Subseries A-4, Rev., VRDO, 1.40%, 9/4/2018 (c)	1,250	1,250
Series 2003A-1, Rev., 5.00%, 11/1/2018	1,000	1,006
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.49%, 9/13/2018 (c)	14,675	14,675
Series D, Rev., 5.00%, 11/1/2018	25	25
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries A-7, Rev., VRDO, 1.47%, 9/13/2018 (c)	12,055	12,055
Subseries F-1, Rev., 5.00%, 2/1/2019	150	152
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, 1.51%, 9/13/2018 (c)	4,000	4,000
New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series A, Rev., 4.00%, 5/1/2020	150	156
Schenectady Metroplex Development Authority Series A, Rev., BAN, 3.00%, 12/28/2018	1,240	1,246
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.71%, 9/13/2018 (c) (g)	6,000	6,000
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2019	150	153

		40,718

Prerefunded — 0.0% (b)
Onondaga County Water Authority Series A, Rev., 5.00%, 9/15/2018 (d)	50	50
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series A, Rev., 5.00%, 1/1/2022 (d)	1,120	1,235

		1,285

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series A, Rev., 5.00%, 2/15/2021	200	215

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Special Tax — continued
New York State Environmental Facilities Corp., State Personal Income Tax Series A, Rev., 5.25%, 12/15/2018	25	25

		240

Transportation — 4.3%
Metropolitan Transportation Authority
Subseries E-3, Rev., VRDO, LOC: Citibank NA, 1.57%, 9/13/2018 (c)	2,365	2,365
Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.58%, 9/13/2018 (c)	6,935	6,935
Rev., (ICE LIBOR USD 1 Month + 0.30%), 1.72%, 10/1/2018 (e)	3,505	3,493
Series C-2D, Rev., BAN, 4.00%, 5/15/2019	15,000	15,233
Series A-3, Rev., BAN, 4.00%, 8/15/2019	13,750	14,030
New York State Thruway Authority Series A, Rev., 5.00%, 5/1/2019	24,395	24,909
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C & D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,000	15,061
Port Authority of New York and New Jersey, Consolidated, 173rd Series Rev., 5.00%, 12/1/2018	100	101
Triborough Bridge and Tunnel Authority Series B, Rev., VRDO, LOC: State Street Bank & Trust, 1.44%, 9/13/2018 (c)	12,950	12,950
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series B-4D, Rev., (ICE LIBOR USD 1 Month + 0.58%), 2.00%, 10/1/2018 (e)	1,500	1,503
Series A, Rev., 4.00%, 11/15/2018	2,210	2,221
Series A, Rev., 5.00%, 11/15/2018	4,010	4,038
Series B, Rev., 5.00%, 11/15/2018	20	20

		102,859

Utility — 0.0% (b)
Long Island Power Authority, Electric System Series A, Rev., AGM, Zero Coupon, 12/1/2018	25	25

Water & Sewer — 0.8%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, 1.50%, 9/13/2018 (c)	12,560	12,560

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, 1.47%, 9/13/2018 (c)	5,680	5,680

		18,240

Total New York		453,966

North Carolina — 1.1%
Education — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2019	250	256
Rev., 5.00%, 6/1/2020	275	288
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 1.82%, 10/1/2018 (e)	3,250	3,279
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina
Rev., AGM, 3.00%, 10/1/2018	110	110
Rev., AGM, 4.00%, 10/1/2019	90	92
Rev., AGM, 4.00%, 10/1/2020	120	126

		4,151

General Obligation — 0.1%
County of Lincoln Series A, GO, 4.00%, 6/1/2019	2,535	2,581
State of North Carolina Series A, GO, 5.00%, 6/1/2019	500	513

		3,094

Hospital — 0.1%
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, 1.52%, 9/13/2018 (c)	2,935	2,935
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Retirement Facilities
Rev., 5.00%, 10/1/2018	180	181
Rev., 5.00%, 10/1/2019	275	283
Northern Hospital District of Surry County, Health Care Facilities Rev., 4.00%, 10/1/2018	380	380

		3,779

Housing — 0.2%
Asheville Housing Authority, Ledgewood Village, Multifamily Housing Rev., 1.90%, 12/1/2019 (c)	4,000	3,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — 0.3%
City of Greensboro, Combined Enterprise System Series A, Rev., VRDO, 1.47%, 9/13/2018 (c)	6,005	6,005
County of Chatham Series 2014, Rev., 5.00%, 11/1/2019	210	218

		6,223

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	444

Water & Sewer — 0.2%
City of Charlotte, Water and Sewer System Series B, Rev., VRDO, 1.41%, 9/13/2018 (c)	5,810	5,810

Total North Carolina		27,500

North Dakota — 0.0% (b)
Hospital — 0.0% (b)
City of Grand Forks, Health Care System, Altru Health System Obligated Group Series A, Rev., 5.00%, 12/1/2018	270	272

Ohio — 3.9%
Certificate of Participation/Lease — 0.0% (b)
Goshen Local School District, School Facilities Project
COP, 4.00%, 12/15/2018	170	171
COP, 4.00%, 12/15/2019	240	246
COP, 1.50%, 12/15/2020	280	277

		694

Education — 0.0% (b)
Lorain County Community College District Rev., 2.00%, 12/1/2018	225	225
Miami University, A State University of Ohio Rev., 4.00%, 9/1/2018	50	50

		275

General Obligation — 1.0%
Antwerp Local School District, School Facilities Construction and Improvement GO, 3.00%, 12/1/2018	215	216
City of Cincinnati, Unlimited Tax Refunding and Improvement
Series 2014A, GO, 5.00%, 12/1/2018	2,000	2,017
Series 2014A, GO, 5.00%, 12/1/2019	5,925	6,164
City of Elyria, Improvement and Refunding, Various Purpose
GO, 3.00%, 12/1/2018	685	687
GO, 5.00%, 12/1/2019	1,340	1,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued
City of Elyria, Various Purpose GO, BAN, 2.38%, 5/23/2019	820	825
City of Fairborn, Various Purpose Series B, GO, BAN, 1.75%, 9/7/2018	425	425
City of Fairfield, Various Purpose GO, BAN, 2.50%, 5/1/2019	3,300	3,316
City of Lorain, Streetscape Improvements GO, BAN, 2.75%, 6/20/2019	650	656
City of Marietta, Various Purpose Series A, GO, BAN, 3.00%, 5/9/2019	3,973	3,999
City of Middletown, Various Purpose
GO, 4.00%, 12/1/2018	250	251
GO, 4.00%, 12/1/2019	500	514
City of North Olmsted, Capital Improvements GO, BAN, 2.50%, 4/23/2019	615	618
City of Springboro GO, 5.00%, 12/1/2018	25	25
City of Toledo
GO, AGM, 2.00%, 12/1/2019	180	180
GO, AGM, 4.00%, 12/1/2020	100	105
County of Crawford, Various Purpose GO, AGM, 2.00%, 12/1/2018	225	225
Madison Local School District, Energy Conservation Improvement GO, BAN, 2.00%, 10/4/2018	645	645
Painesville City Local School District, School Improvement GO, Zero Coupon, 12/1/2018	95	95
Riverside Local School District, School Construction and Improvement Series C, GO, 5.00%, 10/1/2018	100	100
State of Ohio Series A, GO, 5.00%, 3/15/2019	1,000	1,018
Wauseon Exempted Village School District, Classroom Facilities and School Improvement GO, 2.00%, 12/1/2018	230	230

		23,704

Hospital — 1.4%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	134
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	288
Rev., 5.00%, 11/1/2021	285	303
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,188
County of Franklin, Hospital Facilities Class A, Rev., VRDO, 1.49%, 9/13/2018 (c)	1,190	1,190
County of Franklin, Trinity Health Credit Group Rev., 1.37%, 11/1/2018 (c)	20,000	19,982

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.74%, 9/4/2018 (c)	8,250	8,250

		32,335

Industrial Development Revenue/Pollution Control Revenue — 1.0%
Ohio State Water Development Authority, Water Pollution Control Loan Fund
Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.55%, 9/13/2018 (c)	10,400	10,400
Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.71%, 9/13/2018 (e)	13,935	13,919

		24,319

Other Revenue — 0.0% (b)
City of Cleveland, Subordinate Lien, Public Facilities Improvements Rev., 5.00%, 10/1/2022	265	295
Village of Obetz
Rev., 5.00%, 12/1/2019	110	114
Rev., 5.00%, 12/1/2020	185	198
Rev., 5.00%, 12/1/2021	125	137

		744

Prerefunded — 0.0% (b)
City of Cincinnati, Economic Development, Baldwin 300 Project Series B, Rev., 5.00%, 11/1/2018 (d)	20	20
Dublin City School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2018 (d)	25	25
Miamisburg City School District, Facilities Construction and Improvement GO, 5.00%, 12/1/2018 (d)	25	25
Monroeville Local School District, School Improvement GO, 4.00%, 12/1/2018 (d)	20	20
Northmor Local School District, School Facilities Construction and Improvement GO, 5.00%, 11/1/2018 (d)	50	51

		141

Transportation — 0.5%
City of Cleveland, Airport System Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 9/13/2018 (c)	1,420	1,420
Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 9/13/2018 (c)	8,785	8,785

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects Series A-1, Rev., 5.00%, 2/15/2019	735	746

		10,951

Water & Sewer — 0.0% (b)
City of Cincinnati, Water System Series A, Rev., 5.00%, 12/1/2018	20	20
County of Butler Rev., 4.00%, 12/1/2018	30	30

		50

Total Ohio		93,213

Oklahoma — 0.2%
Education — 0.1%
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Rev., 3.00%, 9/1/2018	335	335
Rev., 3.00%, 9/1/2019	1,000	1,011
Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project
Rev., 4.00%, 9/1/2018	125	125
Rev., 4.00%, 9/1/2019	120	122
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2019	300	307
Okarche Economic Development Authority, Okarche Public Schools Project Rev., 4.00%, 9/1/2019	125	127
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Series 2018, Rev., 5.00%, 10/1/2018	160	160
Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project Rev., 2.00%, 9/1/2018	200	200
Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project Rev., 2.00%, 9/1/2018	500	500

		2,887

Housing — 0.1%
Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., 1.90%, 3/1/2020 (c)	1,500	1,499

Utility — 0.0% (b)
Stillwater Utilities Authority, Utility System and Sales Tax Series A, Rev., 4.00%, 10/1/2018	75	75

Total Oklahoma		4,461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.5%
Certificate of Participation/Lease — 0.1%
Oregon Education Districts Series A, COP, 2.50%, 12/31/2018	1,800	1,806

General Obligation — 0.1%
Clackamas County School District No. 12 Series A, GO, Zero Coupon, 6/15/2019	250	247
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	2,032
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2019	375	382
GO, 4.00%, 6/15/2020	225	234
GO, 4.00%, 6/15/2021	175	185
GO, 5.00%, 6/15/2021	500	543
State of Oregon Series L, GO, 5.00%, 11/1/2018	25	25

		3,648

Hospital — 0.3%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 9/13/2018 (c)	1,000	1,000
Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project Rev., 3.00%, 9/1/2018	100	100
Salem Hospital Facility Authority, Hospital Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 9/13/2018 (c)	5,350	5,350

		6,450

Transportation — 0.0% (b)
Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts Series A, Rev., 5.00%, 10/1/2018	35	35

Total Oregon		11,939

Pennsylvania — 4.9%
Education — 1.2%
Chester County Health and Education Facilities Authority, Immaculata University Project Rev., 3.00%, 11/1/2018	255	255
Pennsylvania Higher Educational Facilities Authority
Series A, Rev., 5.00%, 9/1/2019 (d)	8,950	9,242
Series AN, Rev., 5.00%, 6/15/2020	5,975	6,269
Pennsylvania Higher Educational Facilities Authority, Aicup Financing Program-York College of Pennsylvania Project Rev., 2.23%, 5/1/2019 (c)	1,000	1,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c)	2,500	2,535
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 5.00%, 8/15/2019	200	206
Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 2.00%, 7/15/2019	290	289
Snyder County Higher Education Authority, Susquehanna University Project Rev., 4.00%, 1/1/2019	375	378
University of Pittsburgh of the Commonwealth System, Higher Education Panthers Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 1.73%, 9/13/2018 (e)	10,000	10,080

		30,254

General Obligation — 0.6%
Butler Area School District
GO, AGM, 2.00%, 10/1/2018	250	250
GO, AGM, 3.00%, 10/1/2019	1,150	1,165
GO, AGM, 4.00%, 10/1/2020	865	902
City of Easton Series A, GO, AGM, 2.00%, 11/15/2018	350	350
Commonwealth of Pennsylvania Series 2015, GO, 5.00%, 8/15/2022	8,995	9,930
Cumberland Valley School District, Refunding and Improvement Series A, GO, 4.00%, 11/15/2018	20	20
Great Valley School District GO, 4.00%, 11/1/2018	20	20
Juniata County School District
GO, AGM, 2.00%, 11/15/2019 (f)	190	190
GO, AGM, 5.00%, 11/15/2021 (f)	185	202
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,095
Souderton Area School District Series A, GO, 4.00%, 11/15/2018	20	20
The School Board of Philadelphia County Series A, GO, 5.00%, 9/1/2019	500	515
Township of Upper Darby GO, AGM, 2.00%, 5/1/2019	210	210

		14,869

Hospital — 0.1%
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2019	500	515

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hospital — continued
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Hospital Revenue Rev., 5.00%, 7/1/2019	1,385	1,416

		1,931

Housing — 0.0% (b)
Philadelphia Housing Authority, PHA Headquarters Project Rev., 4.00%, 5/1/2019	250	254

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	531
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 3.00%, 11/1/2018	25	25
Rev., 3.00%, 11/1/2019	50	50
Rev., 4.00%, 11/1/2020	100	104
Rev., 5.00%, 11/1/2021	1,000	1,081
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 1.55%, 12/3/2018 (c)	300	300

		2,091

Other Revenue — 1.2%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (g)	250	268
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	581
Series 2018, Rev., 5.00%, 6/1/2021	535	573
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (c)	250	250
Emmaus General Authority Rev., VRDO, AGM, 1.54%, 9/13/2018 (c)	6,090	6,090
Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center Rev., 4.00%, 4/1/2019	195	197
Tender Option Bond Trust Receipts/Certificates
Series 2018-XL0060, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.66%, 9/13/2018 (c) (g)	5,650	5,650
Series 2018-XX1, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.66%, 9/13/2018 (c) (g)	8,000	8,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
Series 2018-XM0594, Rev., VRDO, LIQ: Barclays Bank plc, 1.68%, 9/13/2018 (c) (g)	4,600	4,600
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (c)	1,850	1,853

		28,062

Prerefunded — 0.0% (b)
County of Allegheny, West Mifflin Area School District GO, AGM, 5.38%, 10/1/2018 (d)	15	15
The School Board of Philadelphia County Series F, GO, BHAC-CR, 5.13%, 9/1/2018 (d)	35	35
West Shore School District GO, AGC, 4.50%, 5/15/2019 (d)	25	25

		75

Transportation — 1.4%
Delaware River Port Authority Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.47%, 9/13/2018 (c)	15,000	15,000
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.09%, 9/13/2018 (e)	18,000	17,947
Series B, Subseries B-2, Rev., 5.00%, 6/1/2019	75	77
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	53
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	118

		33,195

Utility — 0.3%
City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen Rev., 3.00%, 8/1/2019	2,100	2,120
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.47%, 9/13/2018 (c)	6,000	6,000

		8,120

Total Pennsylvania		118,851

Rhode Island — 0.6%
Education — 0.2%
Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 9/13/2018 (c)	4,960	4,960

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Rhode Island Infrastructure Bank, Water Pollution Control Revolving Fund Series A, Rev., 5.00%, 10/1/2018	35	35

Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement
Series A, Rev., 3.00%, 9/15/2018	125	125
Series A, Rev., 4.00%, 9/15/2019	250	254
Series A, Rev., 5.00%, 9/15/2020	200	210

		589

Transportation — 0.1%
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project
Series 2018, Rev., 5.00%, 7/1/2019	500	512
Series 2018, Rev., 5.00%, 7/1/2020	585	615

		1,127

Water & Sewer — 0.3%
Narragansett Bay Commission, Wastewater System Series A, Rev., VRDO, LOC: TD Bank NA, 1.38%, 9/13/2018 (c)	7,000	7,000

Total Rhode Island		13,711

South Carolina — 0.1%
Education — 0.1%
County of Spartanburg, School District No. 7 Rev., 3.00%, 12/1/2018	300	301
Educational Facilities Authority, Wofford College Series B, Rev., 2.38%, 4/1/2022 (c)	500	497
Scago Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2018	1,420	1,431

		2,229

Hospital — 0.0% (b)
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group Series 2017, Rev., 5.00%, 11/1/2018	750	753

Utility — 0.0% (b)
Piedmont Municipal Power Agency, Electric Series A, Rev., 5.00%, 1/1/2019	250	252

Total South Carolina		3,234

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	412

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.0% (b)
South Dakota State Building Authority
Series A, Rev., 3.00%, 6/1/2019	150	151
Series A, Rev., 3.00%, 6/1/2020	200	204

		355

Total South Dakota		767

Tennessee — 1.9%
Education — 0.8%
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board Rev., 1.30%, 7/1/2019 (c)	6,250	6,218
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, East Webster Street Apartments Project Rev., 2.05%, 4/1/2020 (c)	2,500	2,508
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,521
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Twelfth and Wedgewood Apartments Project Series 2017, Rev., GNMA, 1.80%, 12/1/2019 (c)	4,000	3,996

		19,243

General Obligation — 0.2%
County of Monroe GO, BAN, 1.20%, 6/15/2019	3,500	3,482
County of Shelby, Public Improvment Series B, GO, VRDO, 1.50%, 9/13/2018 (c)	2,000	2,000
County of Sumner, School and Public Improvement Series 2013, GO, 5.00%, 12/1/2019	105	109

		5,591

Housing — 0.7%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (c)	2,400	2,396
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (c)	10,000	10,020
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers Ii Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,009

		17,425

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — 0.1%
City of Knoxville, Gas System Series W, Rev., 5.00%, 3/1/2019	120	122
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2019	625	634
Series A, Rev., 4.00%, 5/1/2020	780	804
Series A, Rev., 4.00%, 5/1/2021	730	763

		2,323

Water & Sewer — 0.1%
Jackson Energy Authority, Wastewater System
Rev., 5.00%, 12/1/2018	425	428
Rev., 5.00%, 12/1/2019	350	364

		792

Total Tennessee		45,374

Texas — 7.4%
Education — 0.3%
Arlington Higher Education Finance Corp., Uplift Education
Series A, Rev., PSF-GTD, 2.00%, 12/1/2018	700	701
Series A, Rev., PSF-GTD, 3.00%, 12/1/2019	435	442
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2024	200	228
Series C, Rev., 5.00%, 8/1/2025	200	230
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2020	110	115
Rev., 5.00%, 2/1/2021	160	171
Rev., 5.00%, 2/1/2022	165	181
Rev., 5.00%, 2/1/2023	170	190
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital
Rev., 5.00%, 11/15/2018	3,155	3,175
Series D, Rev., 5.00%, 11/15/2018 (d)	25	25
Harris County Cultural Education Facilities Finance Corp., TECO Project Series 2017, Rev., 5.00%, 11/15/2019	175	182
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project Rev., 5.00%, 1/1/2020	195	201
Newark Higher Education Finance Corp., Orenda Education Rev., PSF-GTD, 4.00%, 8/15/2019	200	204
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project Rev., 5.00%, 11/15/2018	300	302

		6,347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — 3.8%
City of Austin GO, 4.00%, 9/1/2018	20	20
City of Granbury
Series 2018, GO, 2.00%, 8/15/2019	160	160
Series 2018, GO, 2.00%, 8/15/2020	185	185
City of Odessa
Series 2017, GO, 4.00%, 3/1/2019	360	364
Series 2017, GO, 4.00%, 3/1/2020	300	310
Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (c)	2,200	2,183
Corpus Christi Independent School District, School Building Series A, GO, PSF-GTD, 2.00%, 8/15/2019 (c)	1,250	1,254
County of Bexar, Harlandale Independent School District GO, PSF-GTD, 3.00%, 8/15/2021 (c)	4,000	4,083
County of Harris
Series B, GO, 4.00%, 10/1/2018	30	30
Series A, GO, 5.00%, 10/1/2018	25	25
County of La Salle
GO, AGM, 5.00%, 3/1/2019	295	300
GO, AGM, 5.00%, 3/1/2020	315	329
GO, AGM, 5.00%, 3/1/2021	345	370
County of La Salle, Unlimited Tax
GO, AGM, 5.00%, 3/1/2019	1,000	1,016
GO, AGM, 5.00%, 3/1/2020	2,075	2,169
GO, AGM, 5.00%, 3/1/2021	2,135	2,287
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	109
El Paso County Hospital District GO, 5.00%, 8/15/2019	175	179
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	194
Fort Bend County, Levee Improvement District No. 15 GO, 0.75%, 9/1/2018	2,545	2,545
Fort Bend Independent School District Series B, GO, PSF-GTD, 1.35%, 8/1/2019 (c)	6,560	6,543
Goose Creek Consolidated Independent School District Series B, GO, PSF-GTD, 1.18%, 8/15/2019 (c)	3,100	3,083
Harris County Municipal Utility District No. 412 GO, 2.00%, 9/1/2018	100	100
Houston Independent School District, Schoolhouse Series A-2, GO, PSF-GTD, 3.00%, 6/1/2019 (c)	6,000	6,058
Leander Independent School District, Capital Appreciation Series B, GO, Zero Coupon, 8/15/2019	220	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
General Obligation — continued
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2020 (c)	5,000	5,056
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,544
Northside Independent School District GO, PSF-GTD, 1.45%, 6/1/2020 (c)	4,000	3,972
Northside Independent School District, School Building GO, PSF-GTD, 2.00%, 6/1/2021 (c)	1,000	995
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2019	600	609
Sienna Plantation Levee Improvement District of Fort Bend County GO, 2.00%, 9/1/2019	250	250
Southside Independent School District, School Building GO, PSF-GTD, 2.00%, 8/15/2019	250	251
State of Texas, Public Finance Authority Series A, GO, 5.00%, 10/1/2018	40	40
State of Texas, Transportation Commission, Multi Mode Mobility Fund Series B-R, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 1.48%, 9/13/2018 (c)	23,505	23,505
State of Texas, Veterans Bonds GO, VRDO, 1.53%, 9/13/2018 (c)	21,800	21,800
Weslaco Independent School District, Maintenance Tax Notes GO, AGM, 3.00%, 2/15/2019	230	231

		92,365

Hospital — 1.1%
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.51%, 9/13/2018 (c)	17,215	17,215
Series D, Rev., VRDO, 1.51%, 9/13/2018 (c)	8,800	8,800

		26,015

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (c)	4,000	3,928

Other Revenue — 0.5%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series A, Rev., 5.00%, 1/1/2019	1,100	1,110
Mission Redevelopment Authority, Tax Increment Contract Revenue Rev., AGM, 4.00%, 9/1/2018	960	960

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued
State of Texas Rev., TRAN, 4.00%, 8/29/2019	10,000	10,207

		12,277

Prerefunded — 0.3%
City of Dallas, Waterworks and Sewer System Rev., 5.00%, 10/1/2018 (d)	25	25
Corpus Christi Independent School District, School Building GO, 5.00%, 8/15/2019 (d)	500	515
Dallas Area Rapid Transit, Senior Lien Rev., 5.00%, 12/1/2018 (d)	45	45
Garland Independent School District, School Building Series A, GO, 5.00%, 2/15/2019 (d)	4,830	4,902
Hidalgo County Drain District No. 1, Improvement GO, AGC, 4.75%, 9/1/2018 (d)	20	20
North Texas Tollway Authority System, First Tier
Series K-1, Rev., AGC, 5.75%, 1/1/2019 (d)	70	71
Series A, Rev., 6.00%, 1/1/2019 (d)	1,220	1,237
Series A, Rev., 6.25%, 1/1/2019 (d)	50	51

		6,866

Transportation — 0.5%
Brazoria County Toll Road Authority, Limited Contract Tax and Subordinate Lien Toll Road Series B, Rev., BAN, 1.45%, 3/1/2020	7,000	6,965
Camino Real Regional Mobility Authority, Subordinate Lien Vehicle Rev., AGM, 5.00%, 6/1/2019	155	159
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/1/2018	50	51
Series A, Rev., 5.00%, 12/1/2018	50	50
Dallas-Fort Worth International Airport Series E, Rev., 5.00%, 11/1/2019	525	544
Harris County Toll Road Authority, Senior Lien
Series A, Rev., 5.00%, 8/15/2019	1,850	1,907
Series A, Rev., 5.00%, 8/15/2020	1,500	1,591
Series A, Rev., 5.00%, 8/15/2021	1,500	1,630
Harris County, Metropolitan Transit Authority Rev., 4.00%, 11/1/2018 (d)	30	30
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	135
Port Beaumont Navigation District
Rev., 3.00%, 9/1/2019	100	101
Rev., 4.00%, 9/1/2020	155	160
Texas Transportation Commission, State Highway Fund
Rev., 4.00%, 10/1/2018	20	20
Series A, Rev., 5.00%, 10/1/2018	20	20

		13,363

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — 0.2%
City of Houston, Combined Utility System, First Lien Series C, Rev., 5.00%, 11/15/2018	25	25
City of Houston, Utility System Series B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.49%, 9/13/2018 (c)	4,425	4,425

		4,450

Water & Sewer — 0.5%
City of Austin, Water and Wastewater System Rev., VRDO, LOC: Citibank NA, 1.50%, 9/13/2018 (c)	11,275	11,275
North Texas Municipal Water District, Water System Rev., 4.00%, 9/1/2018	20	20
Trinity River Authority Central Regional Wastewater System Revenue
Rev., 5.00%, 8/1/2019	1,255	1,292
Rev., 5.00%, 8/1/2020	675	716

		13,303

Total Texas		178,914

Utah — 0.9%
Education — 0.1%
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2019	200	202
Rev., 3.00%, 10/15/2020	220	223
Rev., 4.00%, 10/15/2021	305	320

		745

Hospital — 0.7%
County of Utah Hospital, IHC Health Services, Inc.
Series B, Rev., VRDO, 1.47%, 9/13/2018 (c)	4,000	4,000
Series C, Rev., VRDO, 1.47%, 9/13/2018 (c)	2,500	2,500
Series D, Rev., VRDO, 1.47%, 9/13/2018 (c)	11,275	11,275

		17,775

Other Revenue — 0.1%
City of Murray, Sales Tax
Series 2018, Rev., 2.00%, 11/15/2018	200	200
Series 2018, Rev., 3.00%, 11/15/2019	100	101
Series 2018, Rev., 3.00%, 11/15/2020	235	241
Series 2018, Rev., 4.00%, 11/15/2021	150	159
Utah Infrastructure Agency, Telecommunication Revenue
Series A, Rev., 2.00%, 10/15/2018	540	540
Series A, Rev., 2.00%, 10/15/2019	1,000	993

		2,234

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — 0.0% (b)
City of Lehi, Electric Utility
Series 2018, Rev., 4.00%, 6/1/2019	75	76
Series 2018, Rev., 5.00%, 6/1/2020	85	90
Series 2018, Rev., 5.00%, 6/1/2021	75	81

		247

Water & Sewer — 0.0% (b)
Snyderville Basin Water Reclamation District, Sewer Rev., 5.00%, 9/15/2018	20	20
Weber Basin Water Conservancy District Series A, Rev., 5.00%, 10/1/2018	20	20

		40

Total Utah		21,041

Virginia — 2.9%
Education — 0.4%
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2018	110	110
Virginia College Building Authority, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2020	7,685	8,168
Virginia Public School Authority, School Technology and Security Series IV, Rev., 5.00%, 4/15/2019	1,000	1,021

		9,299

General Obligation — 0.1%
City of Charlottesville, Public Improvement Series B, GO, 4.00%, 7/15/2020	200	209
City of Norfolk Series G, GO, 4.00%, 10/1/2018	25	25
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,606

		1,840

Housing — 0.4%
Newport News Redevelopment and Housing Authority, Berkley Preservation Project Rev., FHA, GNMA, 1.20%, 4/1/2019	10,000	9,963

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Louisa Industrial Development Authority, Virginia Pollution Control Revenue Refunding Bonds Rev., 1.85%, 5/16/2019 (c)	7,550	7,538
Wise County Industrial Development Authority Series 2009-A, Rev., 2.15%, 9/1/2020 (c)	7,500	7,482

		15,020

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other Revenue — 1.0%
Virginia Public Building Authority, Public Facilities
Series A, Rev., 5.00%, 8/1/2020	5,220	5,535
Series C, Rev., 5.00%, 8/1/2020	18,830	19,968
Virginia Resources Authority, Infrastructure, Unrefunded Balance Rev., 4.00%, 11/1/2018	20	20

		25,523

Prerefunded — 0.4%
Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2021 (d)	8,235	8,769
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series A, Rev., 5.00%, 2/1/2019 (d)	20	20

		8,789

Total Virginia		70,434

Washington — 1.1%
Education — 0.1%
University of Washington Series A, Rev., 5.00%, 12/1/2018	1,100	1,109

General Obligation — 0.0% (b)
Pend Oreille County, Public Hospital District No. 1
GO, 3.00%, 12/1/2019	155	156
GO, 3.00%, 12/1/2020	155	156
Snohomish County School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	182
State of Washington, Various Purpose Series R-2011B, GO, 5.00%, 7/1/2019	400	411

		905

Hospital — 0.8%
Washington Biomedical Research Properties 3.2 Series A, Rev., 5.00%, 1/1/2019	145	147
Washington Health Care Facilities Authority, Catholic Health Initiatives
Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 2.49%, 9/13/2018 (e)	5,000	5,064
Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 2.89%, 9/13/2018 (e)	10,000	10,045
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,332
Washington Health Care Facilities Authority, Providence Health and Service Series C, Rev., VRDO, 1.49%, 9/13/2018 (c)	3,150	3,150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued
Washington Health Care Facilities Authority, Seattle Children’s Hospital Rev., 5.00%, 10/1/2018	20	20

		19,758

Housing — 0.2%
Washington State Housing Finance Commission, Royal Hills Apartments Series A, Rev., 1.40%, 11/1/2019	4,000	3,975

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Washington Economic Development Finance Authority, Seadrunar Project Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.70%, 9/13/2018 (c)	120	120

Prerefunded — 0.0% (b)
Snohomish County School District No. 201, Snohomish GO, 5.25%, 12/1/2018 (d)	15	15

Utility — 0.0% (b)
City of Seattle, Municipal Light and Power Series B-2, Rev., VRDO, 2.24%, 9/13/2018 (c)	100	100
Lewis County Public Utility District No. 1, Cowlitz Falls Hydroelectric Project Rev., 5.00%, 10/1/2018	20	20

		120

Total Washington		26,002

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Rev., 2.62%, 6/1/2022 (c)	3,805	3,806

Wisconsin — 2.4%
Education — 1.6%
Madison Metropolitan School District Rev., TRAN, 2.00%, 9/6/2018	8,500	8,500
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 1.84%, 9/13/2018 (e)	21,865	21,926
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 4.00%, 9/1/2018	175	175
Rev., 5.00%, 9/1/2019	145	149
Rev., 5.00%, 9/1/2020	155	163
Rev., 5.00%, 9/1/2021	160	171

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Education — continued
Wisconsin School Districts, Cash Flow Administration Program Series A, Rev., 1.38%, 10/8/2018	8,000	7,999

		39,083

General Obligation — 0.2%
City of Fond Du Lac Series B, GO, 2.00%, 4/1/2019	225	226
City of Madison Series A, GO, 5.00%, 10/1/2018	30	30
City of Middletown
GO, 3.00%, 3/1/2020	200	203
GO, 3.00%, 3/1/2021	355	364
City of New Berlin, Promissory Notes GO, 3.50%, 12/1/2018	25	25
Coleman School District, Marinette and Oconto Counties GO, 3.00%, 3/1/2019	50	50
County of Manitowoc
GO, 2.00%, 11/1/2018	105	105
GO, 2.00%, 11/1/2019	215	215
County of Milwaukee, Whitnall School District GO, 3.00%, 3/1/2019	175	176
Eleva-Strum School District
GO, 4.00%, 4/1/2019	165	167
GO, 3.00%, 4/1/2020	230	233
GO, 3.00%, 4/1/2021	450	460
Randall Consolidated School Joint No. 1
GO, 4.00%, 3/1/2019	360	364
GO, 4.00%, 3/1/2020	380	391
GO, 4.00%, 3/1/2021	175	183
Village of Menomonee Falls, Promissory Note
Series A, GO, 3.00%, 6/1/2019	50	50
Series B, GO, 3.38%, 3/1/2020	250	254
Series A, GO, 3.00%, 6/1/2021	270	277
Village of Pulaski
GO, AGM, 2.00%, 4/1/2019	160	160
GO, AGM, 3.00%, 4/1/2020	160	163

		4,096

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
State of Wisconsin Environmental Improvement Fund Series A, Rev., 5.00%, 6/1/2019	1,000	1,025

Other Revenue — 0.5%
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,964
Village of Howard Rev., 2.00%, 12/1/2021	6,965	6,931

		11,895

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — 0.0% (b)
City of Racine GO, 5.00%, 12/1/2018 (d)	20	20

Transportation — 0.1%
Wisconsin Department of Transportation Series 1, Rev., 5.00%, 7/1/2020	2,135	2,259

Total Wisconsin		58,378

Wyoming — 0.0% (b)
Utility — 0.0% (b)
Wyoming Municipal Power Agency, Inc., Power Supply System Series A, Rev., 4.00%, 1/1/2019	175	176

Total Municipal Bonds (Cost $2,335,002)		2,332,806

Short-Term Investments — 5.4%
Commercial Paper — 0.8%
New York City Trust For Cultural Resources (SIFMA Municipal Swap Index Yield + 0.02%), 1.58%, 4/1/2044 (e) (Cost $20,000)	20,000	20,000

	SHARES (000)
Investment Companies — 4.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38% (h) (i) (Cost $111,466)	111,467	111,466

Total Short-Term Investments (Cost $131,466)		131,466

Total Investments — 101.9% (Cost $2,466,468)		2,464,272
Liabilities in Excess of Other Assets — (1.9%)		(46,517)

NET ASSETS — 100.0%		2,417,755

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$193,733	$1,541,113
Investments in affiliates, at value	5,294	97,444
Receivables:
Investment securities sold	490	1,058
Investment securities sold — delayed delivery securities	30	—
Fund shares sold	12	484
Interest from non-affiliates	2,096	14,758
Dividends from affiliates	6	150
Other assets	26	—

Total Assets	201,687	1,655,007

LIABILITIES:
Payables:
Due to custodian	23	—	(a)
Investment securities purchased	—	18,518
Fund shares redeemed	87	4,023
Accrued liabilities:
Investment advisory fees	37	203
Administration fees	4	22
Distribution fees	22	10
Service fees	12	94
Custodian and accounting fees	18	53
Audit fees	36	36
Other	18	58

Total Liabilities	257	23,017

Net Assets	$201,430	$1,631,990

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Municipal Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$198,866	$1,642,818
Accumulated undistributed (distributions in excess of) net investment income	(42)	411
Accumulated net realized gains (losses)	1,203	(15,408)
Net unrealized appreciation (depreciation)	1,403	4,169

Total Net Assets	$201,430	$1,631,990

Net Assets:
Class A	$59,796	$31,159
Class C	14,048	5,176
Class I	66,251	1,595,655
Class R6	61,335	—

Total	$201,430	$1,631,990

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,293	2,994
Class C	1,493	493
Class I	7,023	152,534
Class R6	6,504	—

Net Asset Value (a):
Class A — Redemption price per share	$9.50	$10.41
Class C — Offering price per share (b)	9.41	10.50
Class I — Offering and redemption price per share	9.43	10.46
Class R6 — Offering and redemption price per share	9.43	—
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.87	$10.65

Cost of investments in non-affiliates	$192,330	$1,536,944
Cost of investments in affiliates	5,294	97,444

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$352,424		$2,352,806
Investments in affiliates, at value	9,508		111,466
Cash	—	(a)	—
Deposits at broker for futures contracts	115		—
Receivables:
Due from custodian	—		7,003
Investment securities sold	2,399		5,315
Investment securities sold—delayed delivery securities	1,200		135
Fund shares sold	108		4,206
Interest and dividends from non-affiliates	4,069		14,232
Dividends from affiliates	13		207
Due from adviser	—		59
Prepaid expenses	27		—

Total Assets	369,863		2,495,429

LIABILITIES:
Payables:
Due to custodian	—		10,339
Investment securities purchased	—		31,702
Investment securities purchased — delayed delivery securities	—		19,855
Fund shares redeemed	664		15,164
Variation margin on futures contracts	—	(a)	—
Accrued liabilities:
Investment advisory fees	51		—
Distribution fees	47		2
Service fees	63		444
Custodian and accounting fees	24		44
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1
Audit fees	72		48
Other	17		75

Total Liabilities	938		77,674

Net Assets	$368,925		$2,417,755

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$359,762	$2,420,128
Accumulated undistributed (distributions in excess of) net investment income	(51)	70
Accumulated net realized gains (losses)	(2,698)	(247)
Net unrealized appreciation (depreciation)	11,912	(2,196)

Total Net Assets	$368,925	$2,417,755

Net Assets:
Class A	$133,986	$8,138
Class C	28,657	—
Class I	206,282	2,409,617

Total	$368,925	$2,417,755

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,373	813
Class C	2,453	—
Class I	17,587	240,816

Net Asset Value (a):
Class A — Redemption price per share	$11.78	$10.01
Class C — Offering price per share (b)	11.68	—
Class I — Offering and redemption price per share	11.73	10.01
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$12.24	$10.24

Cost of investments in non-affiliates	$340,520	$2,355,002
Cost of investments in affiliates	9,508	111,466

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	85

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Municipal Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,026	$18,030
Interest income from affiliates	— (a)	—
Dividend income from affiliates	44	321

Total investment income	3,070	18,351

EXPENSES:
Investment advisory fees	315	2,079
Administration fees	85	674
Distribution fees:
Class A	78	40
Class C	54	21
Service fees:
Class A	78	40
Class C	18	7
Class I	86	2,033
Custodian and accounting fees	37	95
Interest expense to affiliates	—	1
Professional fees	30	40
Trustees’ and Chief Compliance Officer’s fees	13	15
Printing and mailing costs	2	13
Registration and filing fees	19	30
Transfer agency fees (See Note 2.F.)	4	11
Other	6	22

Total expenses	825	5,121

Less fees waived	(254)	(2,968)

Net expenses	571	2,153

Net investment income (loss)	2,499	16,198

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	328	(3,778)
Investments in affiliates	— (a)	—

Net realized gain (loss)	328	(3,778)

Change in net unrealized appreciation/depreciation on investments in non-affiliates	(659)	6,194

Net realized/unrealized gains (losses)	(331)	2,416

Change in net assets resulting from operations	$2,168	$18,614

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,281	$15,863
Interest income from affiliates	— (a)	— (a)
Dividend income from non-affiliates	— (a)	—
Dividend income from affiliates	76	1,012

Total investment income	7,357	16,875

EXPENSES:
Investment advisory fees	538	1,693
Administration fees	145	915
Distribution fees:
Class A	169	6
Class C	106	—
Service fees:
Class A	169	6
Class C	35	—
Class I	245	2,815
Custodian and accounting fees	51	86
Interest expense to affiliates	— (a)	1
Professional fees	33	40
Trustees’ and Chief Compliance Officer’s fees	16	17
Printing and mailing costs	2	19
Registration and filing fees	19	229
Transfer agency fees (See Note 2.F.)	10	5
Other	52	32

Total expenses	1,590	5,864

Less fees waived	(530)	(3,146)
Less expense reimbursements	—	(23)

Net expenses	1,060	2,695

Net investment income (loss)	6,297	14,180

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(846)	(190)
Investments in affiliates	— (a)	—
Futures contracts	(48)	—

Net realized gain (loss)	(894)	(190)

Distributions of capital gains received from investment company non-affiliates	8	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(245)	808
Futures contracts	20	—

Change in net unrealized appreciation/depreciation	(225)	808

Net realized/unrealized gains (losses)	(1,111)	618

Change in net assets resulting from operations	$5,186	$14,798

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Municipal Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,499	$6,387	$16,198	$35,300
Net realized gain (loss)	328	2,097	(3,778)	(2,785)
Change in net unrealized appreciation/depreciation	(659)	(4,584)	6,194	(12,921)

Change in net assets resulting from operations	2,168	3,900	18,614	19,594

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(693)	(1,664)	(234)	(348)
From net realized gains	—	(471)	—	—
Class C
From net investment income	(123)	(293)	(26)	(56)
From net realized gains	—	(111)	—	—
Class I
From net investment income	(866)	(3,943)	(15,539)	(34,696)
From net realized gains	—	(566)	—	—
Class R6 (a)
From net investment income	(833)	(494)	—	—
From net realized gains	—	(593)	—	—
Select Class (b)
From net investment income	—	—	—	(171)

Total distributions to shareholders	(2,515)	(8,135)	(15,799)	(35,271)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(15,518)	(49,281)	(90,411)	(340,775)

NET ASSETS:
Change in net assets	(15,865)	(53,516)	(87,596)	(356,452)
Beginning of period	217,295	270,811	1,719,586	2,076,038

End of period	$201,430	$217,295	$1,631,990	$1,719,586

Accumulated undistributed (distributions in excess of) net investment income	$(42)	$(26)	$411	$12

(a)	Commencement of offering of class of shares effective November 6, 2017 for JPMorgan Municipal Income Fund.
(b)	Select Class Shares of JPMorgan Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 3, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,297	$10,704	$14,180	$10,258
Net realized gain (loss)	(894)	(95)	(190)	(57)
Distributions of capital gains received from investment company non-affiliates	8	—	—	—
Change in net unrealized appreciation/depreciation	(225)	(3,101)	808	(3,044)

Change in net assets resulting from operations	5,186	7,508	14,798	7,157

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,314)	(4,552)	(26)	(8)
Class C
From net investment income	(412)	(779)	—	—
Class I
From net investment income	(3,611)	(5,375)	(14,199)	(10,137)

Total distributions to shareholders	(6,337)	(10,706)	(14,225)	(10,145)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	54,051	(3,172)	352,113	2,035,882

NET ASSETS:
Change in net assets	52,900	(6,370)	352,686	2,032,894
Beginning of period	316,025	322,395	2,065,069	32,175

End of period	$368,925	$316,025	$2,417,755	$2,065,069

Accumulated undistributed (distributions in excess of) net investment income	$(51)	$(11)	$70	$115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Municipal Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,835	$22,238	$3,783	$10,656
Distributions reinvested	677	2,094	232	344
Cost of shares redeemed	(9,869)	(33,567)	(5,282)	(8,869)

Change in net assets resulting from Class A capital transactions	$(6,357)	$(9,235)	$(1,267)	$2,131

Class C
Proceeds from shares issued	$722	$5,107	$315	$861
Distributions reinvested	113	362	23	49
Cost of shares redeemed	(1,897)	(7,178)	(1,578)	(8,514)

Change in net assets resulting from Class C capital transactions	$(1,062)	$(1,709)	$(1,240)	$(7,604)

Class I
Proceeds from shares issued	$10,109	$42,887	$236,604	$1,080,724
Distributions reinvested	839	1,807	15,272	16,842
Cost of shares redeemed	(15,752)	(149,658)	(339,780)	(1,429,300)
Conversion from Select Class Shares	—	—	—	140,758

Change in net assets resulting from Class I capital transactions	$(4,804)	$(104,964)	$(87,904)	$(190,976)

Class R6 (a)
Proceeds from shares issued	$13,355	$90,639	$—	$—
Distributions reinvested	830	1,086	—	—
Cost of shares redeemed	(17,480)	(25,098)	—	—

Change in net assets resulting from Class R6 capital transactions	$(3,295)	$66,627	$—	$—

Select Class (b)
Proceeds from shares issued	$—	$—	$—	$1,645
Distributions reinvested	—	—	—	28
Cost of shares redeemed	—	—	—	(5,241)
Conversion to Class I Shares	—	—	—	(140,758)

Change in net assets resulting from Select Class capital transactions	$—	$—	$—	$(144,326)

Total change in net assets resulting from capital transactions	$(15,518)	$(49,281)	$(90,411)	$(340,775)

(a)	Commencement of offering of class of shares effective November 6, 2017 for JPMorgan Municipal Income Fund.
(b)	Select Class Shares of JPMorgan Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 3, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Municipal Income Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class A
Issued	297	2,271	363	1,013
Reinvested	72	215	23	33
Redeemed	(1,038)	(3,430)	(508)	(844)

Change in Class A Shares	(669)	(944)	(122)	202

Class C
Issued	77	526	30	81
Reinvested	12	38	2	4
Redeemed	(202)	(742)	(150)	(801)

Change in Class C Shares	(113)	(178)	(118)	(716)

Class I
Issued	1,072	4,427	22,616	102,244
Reinvested	89	188	1,462	1,599
Redeemed	(1,668)	(15,458)	(32,503)	(135,480)
Conversion from Select Class Shares	—	—	—	13,367

Change in Class I Shares	(507)	(10,843)	(8,425)	(18,270)

Class R6 (a)
Issued	1,415	9,369	—	—
Reinvested	88	113	—	—
Redeemed	(1,851)	(2,630)	—	—

Change in Class R6 Shares	(348)	6,852	—	—

Select Class (b)
Issued	—	—	—	152
Reinvested	—	—	—	3
Redeemed	—	—	—	(500)
Conversion to Class I Shares	—	—	—	(13,393)

Change in Select Class Shares	—	—	—	(13,738)

(a)	Commencement of offering of class of shares effective November 6, 2017 for JPMorgan Municipal Income Fund.
(b)	Select Class Shares of JPMorgan Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 3, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,146	$31,215	$14,569	$2,427
Net assets acquired in Fund reorganization (See Note 8)	21,528	—	—	—
Distributions reinvested	2,226	4,375	26	8
Cost of shares redeemed	(28,956)	(52,729)	(7,231)	(2,179)

Change in net assets resulting from Class A capital transactions	$3,944	$(17,139)	$7,364	$256

Class C
Proceeds from shares issued	$646	$3,952	$—	$—
Net assets acquired in Fund reorganization (See Note 8)	6,298	—	—	—
Distributions reinvested	401	770	—	—
Cost of shares redeemed	(3,764)	(11,395)	—	—

Change in net assets resulting from Class C capital transactions	$3,581	$(6,673)	$—	$—

Class I
Proceeds from shares issued	$28,017	$59,833	$1,157,440	$3,119,503
Net assets acquired in Fund reorganization (See Note 8)	76,798	—	—	—
Distributions reinvested	3,393	3,871	14,151	5,769
Cost of shares redeemed	(61,682)	(43,064)	(826,842)	(1,089,646)

Change in net assets resulting from Class I capital transactions	$46,526	$20,640	$344,749	$2,035,626

Total change in net assets resulting from capital transactions	$54,051	$(3,172)	$352,113	$2,035,882

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class A
Issued	773	2,587	1,456	242
Shares issued in connection with Fund reorganization (See Note 8)	1,824	—	—	—
Reinvested	189	365	3	1
Redeemed	(2,450)	(4,402)	(723)	(218)

Change in Class A Shares	336	(1,450)	736	25

Class C
Issued	56	331	—	—
Shares issued in connection with Fund reorganization (See Note 8)	538	—	—	—
Reinvested	34	65	—	—
Redeemed	(322)	(957)	—	—

Change in Class C Shares	306	(561)	—	—

Class I
Issued	2,381	5,004	115,671	311,420
Shares issued in connection with Fund reorganization (See Note 8)	6,534	—	—	—
Reinvested	289	324	1,415	577
Redeemed	(5,244)	(3,597)	(82,634)	(108,793)

Change in Class I Shares	3,960	1,731	34,452	203,204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Income Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$9.52	$0.11		$(0.02)	$0.09	$(0.11)	$—	$(0.11)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25		0.08	0.33	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2015	9.98	0.27		0.18	0.45	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2014	10.41	0.28		(0.28)	— (g)	(0.29)	(0.14)	(0.43)

Class C
Six Months Ended August 31, 2018 (Unaudited)	9.42	0.08		(0.01)	0.07	(0.08)	—	(0.08)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19		0.07	0.26	(0.20)	(0.08)	(0.28)
Year Ended February 28, 2015	9.90	0.21		0.17	0.38	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2014	10.33	0.22		(0.28)	(0.06)	(0.23)	(0.14)	(0.37)

Class I
Six Months Ended August 31, 2018 (Unaudited)	9.45	0.12		(0.02)	0.10	(0.12)	—	(0.12)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28		0.07	0.35	(0.28)	(0.08)	(0.36)
Year Ended February 28, 2015	9.92	0.29		0.17	0.46	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2014	10.35	0.30		(0.27)	0.03	(0.32)	(0.14)	(0.46)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	9.45	0.12		(0.02)	0.10	(0.12)	—	(0.12)
November 6, 2017 (h) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among classes due to the timing of the Class R6 Shares commencement of operations on November 6, 2017.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including imputed interest)	Portfolio turnover rate (c)

$9.50	0.92%	$59,796	0.69%	2.23%		0.99%	2%
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15
10.10	3.26	73,120	0.82	2.52		0.97	22
10.11	4.47	68,003	0.86	2.65		0.97	9
9.98	0.13	64,327	0.87	2.78		0.94	3

9.41	0.76	14,048	1.24	1.68		1.49	2
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15
10.00	2.61	15,950	1.39	1.95		1.48	22
10.02	3.81	14,462	1.44	2.07		1.47	9
9.90	(0.45)	15,425	1.44	2.20		1.44	3

9.43	1.06	66,251	0.44	2.48		0.74	2
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15
10.03	3.56	245,864	0.57	2.77		0.70	22
10.04	4.66	255,153	0.61	2.91		0.71	9
9.92	0.38	279,537	0.62	3.02		0.69	3

9.43	1.11	61,335	0.34	2.58		0.48	2
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$10.39	$0.08	$0.02	$0.10	$(0.08)	$—	$(0.08)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.61	0.06	0.01	0.07	(0.06)	—	(0.06)
Year Ended February 28, 2014	10.63	0.07	(0.03)	0.04	(0.06)	—	(0.06)

Class C
Six Months Ended August 31, 2018 (Unaudited)	10.48	0.05	0.02	0.07	(0.05)	—	(0.05)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)
Year Ended February 28, 2015	10.69	0.01	— (f)	0.01	— (f)	—	— (f)
Year Ended February 28, 2014	10.71	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.44	0.10	0.02	0.12	(0.10)	—	(0.10)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)
Year Ended February 28, 2015	10.66	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended February 28, 2014	10.68	0.12	(0.03)	0.09	(0.11)	—	(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.41	0.94%	$31,159	0.70%	1.51%	0.86%	19%
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39
10.62	0.64	40,468	0.74	0.55	0.87	53
10.61	0.38	41,685	0.74	0.63	0.87	39

10.50	0.67	5,176	1.20	1.01	1.38	19
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39
10.70	0.13	18,082	1.24	0.05	1.38	53
10.69	(0.10)	21,918	1.24	0.13	1.37	39

10.46	1.17	1,595,655	0.25	1.96	0.61	19
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39
10.67	1.13	2,857,462	0.24	1.05	0.47	53
10.66	0.88	2,175,023	0.23	1.10	0.49	39

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$11.82	$0.20	$(0.03)	$0.17	$(0.21)	$—	$(0.21)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28	(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	— (f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)
Year Ended February 28, 2015	12.41	0.44	0.39	0.83	(0.44)	(0.10)	(0.54)
Year Ended February 28, 2014	12.88	0.46	(0.44)	0.02	(0.48)	(0.01)	(0.49)

Class C
Six Months Ended August 31, 2018 (Unaudited)	11.72	0.17	(0.04)	0.13	(0.17)	—	(0.17)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20	(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)	(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)
Year Ended February 28, 2015	12.33	0.35	0.38	0.73	(0.36)	(0.10)	(0.46)
Year Ended February 28, 2014	12.80	0.37	(0.44)	(0.07)	(0.39)	(0.01)	(0.40)

Class I
Six Months Ended August 31, 2018 (Unaudited)	11.77	0.22	(0.04)	0.18	(0.22)	—	(0.22)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31	(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02	(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47	(0.49)	(0.10)	(0.59)
Year Ended February 28, 2015	12.37	0.46	0.38	0.84	(0.46)	(0.10)	(0.56)
Year Ended February 28, 2014	12.84	0.48	(0.44)	0.04	(0.50)	(0.01)	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.78	1.41%	$133,986	0.66%	3.44%	0.99%	28%
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94
12.70	6.83	166,359	0.74	3.49	0.98	90
12.41	0.31	129,124	0.74	3.72	0.99	62

11.68	1.13	28,657	1.24	2.85	1.48	28
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94
12.60	5.99	27,579	1.43	2.81	1.48	90
12.33	(0.40)	25,057	1.43	3.00	1.48	62

11.73	1.53	206,282	0.44	3.64	0.73	28
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94
12.65	6.95	149,102	0.57	3.67	0.72	90
12.37	0.49	129,602	0.57	3.89	0.74	62

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$10.01	$0.05	$— (f)	$0.05	$(0.05)
Year Ended February 28, 2018	10.02	0.07	(0.02)	0.05	(0.06)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	(0.01)	0.05	(0.03)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.00	0.06	0.01	0.07	(0.06)
Year Ended February 28, 2018	10.02	0.09	(0.03)	0.06	(0.08)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	— (f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2018 and for the period ended February 28, 2017.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.01	0.47%	$8,138	0.44%		1.09%		0.78%		34%
10.01	0.47	772	0.44	(g)	0.67	(g)	0.85	(g)	71
10.02	0.52	519	0.44	(g)	0.81	(g)	2.56	(g)	80

10.01	0.73	2,409,617	0.24		1.26		0.52		34
10.00	0.63	2,064,297	0.24	(g)	0.90	(g)	0.56	(g)	71
10.02	0.65	31,656	0.27	(g)	0.74	(g)	2.00	(g)	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (the “Trusts”) were formed on November 12, 2004 and November 12, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 12, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Municipal Income Fund	Class A, Class C, Class I and Class R6*	JPM II	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C and Class I**	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C and Class I	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund***	Class A and Class I	JPM IV	Diversified

*	Class R6 Shares commenced operations on November 6, 2017 for the JPMorgan Municipal Income Fund.
**

On April 3, 2017, Select Class Shares of the JPMorgan Short-Intermediate Municipal Bond Fund were converted into Institutional Class Shares of the Fund and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

***

The JPMorgan Ultra-Short Municipal Fund commenced investment operations on May 31, 2016. Prior to May 31, 2016, the Fund had no significant operations other than matters relating to the organization and registration of JPM IV and the issuance of 2,000 shares of Class A Shares and 998,000 shares of Class I Shares to J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”).

The investment objective of JPMorgan Municipal Income Fund (“Municipal Income Fund”) is to seek current income exempt from federal income taxes.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Tax Free Bond Fund acquired all the assets and liabilities of the JPMorgan Tax Aware Income Opportunities Fund (“Tax Aware Income Opportunities Fund”) in a reorganization on May 4, 2018. Please refer to Note 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan, acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures contracts are generally valued on the basis of available market quotations.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Oklahoma
Housing	$—	$571	$—	$571
Other Revenue	—	—	17	17

Total Oklahoma	—	571	17	588

Other Municipal Bonds	—	193,145	—	193,145

Total Municipal Bonds	—	193,716	17	193,733

Short-Term Investments
Investment Companies	5,294	—	—	5,294

Total Investments in Securities	$5,294	$193,716	$17	$199,027

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,444	$1,541,113	$—	$1,638,557

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Municipal Bonds
Other Municipal Bonds	$—	$352,424	$—		$352,424
Warrants
Road & Rail	—	—	—	(b)	—
Short-Term Investments
Investment Companies	9,508	—	—		9,508

Total Investments in Securities	$9,508	$352,424	$—		$361,932

Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—		$8

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$111,466	$2,352,806	$—	$2,464,272

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

(b)	Value is zero.

There were no transfers among any levels during the six months ended August 31, 2018.

B. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Municipal Income Fund, Tax Free Bond and Ultra-Short Municipal Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

Municipal Income Fund, Tax Free Bond and Ultra-Short Municipal Fund had when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2018, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2018 are detailed on the SOIs.

The Funds did not have TBA purchase commitments outstanding as of August 31, 2018.

C. Futures Contracts — Tax Free Bond Fund used treasury and interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2018 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts-Interest Rate:
Average Notional Balance Short	$6,520
Ending Notional Balance Short	6,368

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the tables below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Amounts in the tables below are in thousands.

Municipal Income Fund

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38%(a)(b)	$—	$16,302	$11,008	$—	(c)	$—	$5,294	5,294	$13	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.25%(a)(b)	4,335	22,268	26,603	—		—	—	—	31	—

Total	$4,335	$38,570	$37,611	$—	(c)	$—	$5,294		$44	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2018.
(c)	Amount rounds to less than one thousand.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Short-Intermediate Municipal Bond Fund

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38%(a)(b)	$—	$260,655	$163,211	$—	$—	$97,444	97,445	$235	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.25%(a)(b)	11,128	169,164	180,292	—	—	—	—	86	—

Total	$11,128	$429,819	$343,503	$—	$—	$97,444		$321	$—

Tax Free Bond Fund

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38%(a)(b)	$—	$44,814	$35,306	$—	(c)	$—	$9,508	9,508	$24	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.25%(a)(b)	9,885	77,824	87,709	—		—	—	—	52	—

Total	$9,885	$122,638	$123,015	$—	(c)	$—	$9,508		$76	$—

Ultra-Short Municipal Fund

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.38%(a)(b)	$—	$678,238	$566,772	$—	$—	$111,466	111,467	$487	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.25%(a)(b)	92,021	518,178	610,199	—	—	—	—	525	—

Total	$92,021	$1,196,416	$1,176,971	$—	$—	$111,466		$1,012	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2018.
(c)	Amount rounds to less than one thousand.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of transfer agency fees charged to each class of the Funds for the six months ended August 31, 2018 are as follows (amounts in thousands):

	Class A		Class C	Class I	Class R6		Total
Municipal Income Fund
Transfer agency fees	$2		$1	$1	$—	(a)	$4
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1		1	9	n/a		11
Tax Free Bond Fund
Transfer agency fees	7		1	2	n/a		10
Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a	5	n/a		5

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Municipal Income Fund	0.30%
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2018, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Class I Shares and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Municipal Income Fund	$5	$—
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	6	—
Ultra-Short Municipal Fund	1	—

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
Municipal Income Fund	0.25%	0.25%	0.25%
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the SOP/Statements of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
Municipal Income Fund	0.70%	1.25%	0.45%	0.35%
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	n/a
Tax Free Bond Fund	0.67	1.25	0.45	n/a
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2018 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2019.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

For the six months ended August 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
Municipal Income Fund	$84	$56	$109	$249	$—
Short-Intermediate Municipal Bond Fund	810	540	1,592	2,942	—
Tax Free Bond Fund	273	143	105	521	—
Ultra-Short Municipal Fund	1,693	915	407	3,015	23

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2018 were as follows (amounts in thousands):

Municipal Income Fund	$5
Short-Intermediate Municipal Bond Fund	26
Tax Free Bond Fund	9
Ultra-Short Municipal Fund	131

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Municipal Income Fund	$4,233	$19,373
Short-Intermediate Municipal Bond Fund	305,713	481,606
Tax Free Bond Fund	94,234	145,887
Ultra-Short Municipal Fund	1,079,163	628,181

During the six months ended August 31, 2018, there were no purchases or sales of U.S. Government securities.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Income Fund	$197,624	$3,486	$2,083	$1,403
Short-Intermediate Municipal Bond Fund	1,634,388	10,382	6,213	4,169
Tax Free Bond Fund	350,028	13,540	1,628	11,912
Ultra-Short Municipal Fund	2,466,468	1,456	3,652	(2,196)

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2018, the following Funds deferred to March 1, 2018 the net capital losses of (amounts in thousands):

	Net Capital Loss
	Short-Term	Long-Term
Municipal Income Fund	$32	$—
Short-Intermediate Municipal Bond Fund	2,788	7
Tax Free Bond Fund	92	107
Ultra-Short Municipal Fund	57	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2018. Average borrowings from the Facility during the six months ended August 31, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Ultra-Short Municipal Fund	$2,192	2.43%	1	$—	(a)

(a)	Amount rounds to less than one thousand.

Interest expense paid as a result of borrowing from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

JPM II and JPM IV, each on behalf of certain funds, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2018, the Funds had affiliated omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund
Municipal Income Fund	1	68.7%
Short-Intermediate Municipal Bond Fund	1	92.2
Tax Free Bond Fund	1	54.3
Ultra-Short Municipal Fund	1	98.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Due to Municipal Income Fund investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has been raising interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Business Combinations

At a meeting held November 14-15, 2017, the Boards of the JPM I and JPM II approved the Plan of Reorganization of the Tax Aware Income Opportunities Fund (the “Target Fund”), a fund of JPM I, into Tax Free Bond Fund (the “Acquiring Fund”), a fund of JPM II. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on May 4, 2018. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C and Class I shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $102,702,000 and identified cost of approximately $103,125,000 as of the date of the reorganization, was the principal asset acquired

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of May 4, 2018, the Target Fund had net capital loss carryforwards of $4,414,866.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Fund
Tax Aware Income Opportunities Fund				$(424)
Class A	2,145	$21,528	$10.04
Class C	635	6,298	9.92
Class I	7,654	76,798	10.03

Acquiring Fund
Tax Free Bond Fund				$12,230
Class A	10,401	$122,768	$11.80
Class C	2,106	24,650	11.70
Class I	14,107	165,807	11.75

Post Reorganization
Tax Free Bond Fund				$11,806
Class A	12,225	$144,296	$11.80
Class C	2,644	30,948	11.70
Class I	20,641	242,605	11.75

Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

Assuming the reorganization had been completed on March 1, 2018, the beginning of the annual reporting period, the pro forma results of operations for the six months ended August 31, 2018, are as follows:

Net investment income (loss)	$6,939
Net realized/unrealized gains (losses)	(1,574)

Change in net assets resulting from operations	$5,365

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included on the Statements of Operations since May 4, 2018.

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

10. Subsequent Event

Effective October 5, 2018, the Funds may engage in securities lending to broker dealers or other financial institutions approved by the Funds. Citibank N.A. serves as lending agent for the Funds.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2018, and continued to hold your shares at the end of the reporting period, August 31, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Municipal Income Fund
Class A
Actual	$1,000.00	$1,009.20	$3.49	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,007.60	6.27	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	1,010.60	2.23	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,011.10	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,009.40	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,006.70	6.07	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,011.70	1.27	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	113

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,014.10	$3.35	0.66%
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	1,011.30	6.29	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	1,015.30	2.24	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan Ultra-Short Municipal Fund
Class A
Actual*	1,000.00	1,004.70	2.22	0.44
Hypothetical*	1,000.00	1,022.99	2.24	0.44
Class I
Actual*	1,000.00	1,007.30	1.21	0.24
Hypothetical*	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	115

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Ultra-Short Municipal Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Peer Group and/or Universe which included competitor funds that did not have a similar focus. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the fifth, fourth, and fourth quintiles based upon the Peer Group, and in the fourth, third, and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the third quintile based upon the Peer Group for the one-, and three-year periods ended December 31, 2017, and in the fourth, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles based upon the Peer Group and in the third, fourth, and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the second, second, and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the third, fourth, and first quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fourth, and third quintiles based upon the Peer Group, and in the fourth, third, and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A and Class I shares was in the fifth quintile based upon the Universe for the one-year period ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon these discussions and various other factors, concluded that the performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by

AUGUST 31, 2018	J.P. MORGAN MUNICIPAL BOND FUNDS	117

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Caps currently in place for each Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2018

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. August 2018.	SAN-MUNIBOND-818

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2018 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and the JPMorgan Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 9, 2018 (Unaudited)

Dear Shareholder,

The world’s leading economies continued to expand in the six months ended August 31, 2018, though the pattern of synchronized global growth that had characterized the previous two years began to dissipate amid geopolitical tensions and rising borrowing costs for emerging market nations.

“During the reporting period, the current U.S. economic expansion became the second longest on record.” — George C.W. Gatch

U.S. gross domestic product (GDP) growth surged to 4.2% in the second quarter of 2018 from 2.2% in the first quarter. Notably, unemployment stood at 3.9% in August, though wage growth remained subdued. While the U.S. raised import tariffs on Chinese goods worth billions of dollars and the Chinese government responded in kind during the reporting period, trade tensions with China and other U.S. trading partners appeared to have little impact on business sentiment in the U.S. In response to continued economic growth and falling unemployment, the U.S. Federal Reserve raised benchmark interest rates in March and again in June. (Subsequent to the end of the reporting period, the central bank raised interest rates in September 2018.)

In the European Union, positive economic growth was clouded by political uncertainty. Second quarter GDP rose 2.1%, though core inflation remained below the European Central Bank’s (ECB) target rate. Unemployment in the 19-nation euro area fell to 8.1% in August, the lowest level since November 2008. However, a new government in Italy raised investor concerns that its budget plans would deviate from the European Commission’s stability and growth pact and force the commission to enact punitive measures. Against this backdrop, the ECB held to its plan to maintain interest rates at current levels until at least next summer. Meanwhile, negotiations over the U.K.’s exit from the European Union continued without resolution, raising political tensions between leaders in the EU and the U.K. as well as within the Britain’s ruling Conservative Party.

While trade tensions led to a decline in Chinese exports to the U.S., the Chinese government took steps to further stimulate domestic demand and capital outflows from China appeared limited at the end of the reporting period.

Meanwhile, select emerging market nations saw the value of their currencies and their sovereign debt plummet. Nations dependent on foreign lending and imported petroleum were hit hardest by rising U.S. interest rates and a strengthening U.S. dollar that effectively raised borrowing costs. The economies of Argentina, Brazil, South Africa and Turkey were among those hurt by rising borrowing costs and/or political uncertainty.

In financial markets, U.S. equities largely recovered from a sharp sell-off in February 2018 and outperformed other regions and other asset classes. Record corporate earnings, strong consumer spending and positive economic data bolstered equity prices and pushed the S&P 500 Index to record highs in August. Equity prices in other developed markets were weak and prices fell sharply in emerging markets. Bond markets were mixed, with limited positive returns in select U.S. Treasury bonds and U.S. high yield bonds (also called “junk bonds”) and negative returns for emerging markets debt. Notably, global energy prices rose somewhat during the reporting period, which supported oil exporting economies without becoming a large drag on global economic growth.

During the reporting period, the current U.S. economic expansion became the second longest on record. While the underlying fundamentals of continued global economic growth remained in place at the end of August, the longer-term impact of protectionist U.S. trade policy and the extent of currency devaluation in emerging markets were key issues looming over global financial markets.

We believe that investors may be best served by a well-diversified portfolio and a patient outlook. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2018	$43.6 Billion
Weighted Average Maturity^	25 calendar days
Weighted Average Life^^	74 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	40.9%
8–30 calendar days	36.2
31–60 calendar days	9.0
61–90 calendar days	9.0
91–180 calendar days	4.6
181+ calendar days	0.3

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Class C Shares	1.28%
Agency Shares	2.00
Capital Shares	2.09
IM Shares	2.11
Institutional Class Shares	2.05
Morgan Shares	1.74
Premier Shares	1.81
Reserve Shares	1.56

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.74)%, 1.95%, 2.06%, 2.11%, 2.00%, 1.73%, 1.80% and 1.45% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2018	$600.9 Million
Weighted Average Maturity^	11 calendar days
Weighted Average Life^^	16 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	28.6%
8–30 calendar days	58.7
31–60 calendar days	12.7

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.30%
Capital Shares	1.38
IM Shares	1.40
Institutional Class Shares	1.35

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.30%, 1.38%, 1.40% and 1.35% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2018	$3.2 Billion
Weighted Average Maturity^^	27 calendar days
Weighted Average Life^^^	67 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	42.6%
8–30 calendar days	28.2
31–60 calendar days	14.5
61–90 calendar days	7.7
91–180 calendar days	6.8
181+ calendar days	0.2

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Class C Shares	1.28%
Agency Shares	2.00
Capital Shares	2.08
Institutional Class Shares	2.05
Investor Shares	1.74
Morgan Shares	1.66
Premier Shares	1.80
Reserve Shares	1.55

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.08%, 1.94%, 2.05%, 2.00%, 1.74%, 1.63%, 1.78% and 1.54% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct^, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2018	$133.1 Billion
Weighted Average Maturity^^	30 calendar days
Weighted Average Life^^^	86 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	55.2%
8–30 calendar days	21.5
31–60 calendar days	4.8
61–90 calendar days	8.0
91–180 calendar days	7.8
181+ calendar days	2.7

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.77%
Capital Shares	1.86
Eagle Class Shares	1.33
Eagle Private Wealth Class Shares	1.73
E*Trade Shares	1.02
IM Shares	1.88
Institutional Class Shares	1.82
Investor Shares	1.53
Morgan Shares	1.44
Premier Shares	1.58
Reserve Shares	1.33
Service Shares	0.97

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	Direct Shares had no assets from the close of business on November 22, 2017.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Capital Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.73%, 1.83%, 1.33%, 1.73%, 0.96%, 1.88%, 1.77%, 1.53%, 1.42%, 1.57%, 1.32% and 0.97% for Agency Shares, Capital Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, Direct^, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2018	$25.0 Billion
Weighted Average Maturity^^	15 calendar days
Weighted Average Life^^^	88 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	79.6%
8–30 calendar days	9.6
31–60 calendar days	2.5
61–90 calendar days	1.8
91–180 calendar days	6.5

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Class C Shares	1.06%
Agency Shares	1.78
Capital Shares	1.86
IM Shares	1.88
Institutional Class Shares	1.83
Investor Shares	1.53
Morgan Shares	1.44
Premier Shares	1.58
Reserve Shares	1.33

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	Direct Shares had no assets from the close of business on November 22, 2017.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.87%, 1.73%, 1.86%, 1.88%, 1.79%, 1.53%, 1.42%, 1.57% and 1.33% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of August 31, 2018	$3.4 Billion
Weighted Average Maturity^	33 calendar days
Weighted Average Life^^	94 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	12.6%
8–30 calendar days	66.5
31–60 calendar days	5.8
61–90 calendar days	6.7
91–180 calendar days	5.5
181+ calendar days	2.9

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.75%
Institutional Class Shares	1.80
Morgan Shares	1.42
Premier Shares	1.56

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.70%, 1.75%, 1.28% and 1.54% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2018	$41.3 Billion
Weighted Average Maturity^	44 calendar days
Weighted Average Life^^	99 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	24.7%
8–30 calendar days	38.5
61–90 calendar days	22.7
91–180 calendar days	14.1

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.77%
Capital Shares	1.86
Institutional Class Shares	1.83
Morgan Shares	1.44
Premier Shares	1.58
Reserve Shares	1.33

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.72%, 1.83%, 1.78%, 1.42%, 1.57% and 1.32% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2018	$15.7 Billion
Weighted Average Maturity^	11 calendar days
Weighted Average Life^^	11 calendar days

MATURITY SCHEDULE**^
2–7 calendar days	24.0%
8–30 calendar days	68.7
31–60 calendar days	5.0
61-90 calendar days	2.0
91–180 calendar days	0.3

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.32%
Institutional Class Shares	1.37
Morgan Shares	0.99
Premier Shares	1.13
Reserve Shares	0.88

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.27%, 1.32%, 0.88%, 1.12% and 0.87% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of August 31, 2018	$2.8 Billion
Weighted Average Maturity^^	9 calendar days
Weighted Average Life^^^	9 calendar days

MATURITY SCHEDULE**^^
2–7 calendar days	9.3%
8–10 calendar days	90.7

7-DAY SEC YIELD AS OF AUGUST 31, 2018(1)
Agency Shares	1.36%
Eagle Class Shares	0.92
Institutional Class Shares	1.41
Morgan Shares	1.03
Premier Shares	1.17
Service Shares	0.57

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2018.
(1)

The yields for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.30%, 0.90%, 1.35%, 0.97%, 1.15% and 0.55% for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 15.1%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.96% - 1.97%, dated 8/31/2018, due 9/4/18, repurchase price $500,109. [1]	500,000	500,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.97%, dated 8/31/2018, due 9/4/18, repurchase price $588,959. [2]	588,830	588,830
Barclays Capital, Inc., 2.16%, dated 8/31/2018, due 9/7/2018, repurchase price $190,080, collateralized by Asset-Backed Securities, 3.75% - 5.80%, due 3/25/2024 - 7/25/2056, Collateralized Mortgage Obligations, 3.05% - 5.50%, due 6/25/2035 - 5/17/2061, and FNMA Connecticut Avenue Securities, 4.00% - 9.21%, due 11/25/2021 - 8/25/2056, with a value of $206,439.	190,000	190,000
Barclays Capital, Inc., 2.43%, dated 8/31/2018, due 10/5/2018, repurchase price $400,946, collateralized by Asset-Backed Securities, 3.10% - 10.00%, due 3/15/2022 - 4/30/2048, Collateralized Mortgage Obligations, 0.00% - 6.00%, due 12/15/2034 - 9/17/2057, and FNMA Connecticut Avenue Securities, 4.00% - 13.81%, due 11/25/2021 - 8/25/2056, with a value of $433,277.	400,000	400,000
BMO Capital Markets Corp., 2.01%, dated 8/31/2018, due 9/4/2018, repurchase price $255,057, collateralized by Asset-Backed Securities, 1.89% - 3.17%, due 12/19/2019 - 2/25/2066, Corporate Bonds, 1.25% - 9.25%, due 1/18/2019 - 5/1/2058, Corporate Notes, 1.90% - 3.45%, due 1/22/2019 - 4/17/2024, and Sovereign Government Securities, 1.25% - 2.38%, due 2/4/2019 - 1/29/2021, with a value of $268,313.	255,000	255,000
BNP Paribas SA, 2.10%, dated 8/31/2018, due 9/4/2018, repurchase price $135,032, collateralized by Corporate Bonds, 0.00% - 12.00%, due 4/15/2019 - 12/31/2099, and FNMA Connecticut Avenue Securities, 5.51%, due 10/25/2029, with a value of $145,819.	135,000	135,000
BNP Paribas SA, 2.10%, dated 8/31/2018, due 9/6/2018, repurchase price $200,070, collateralized by Asset-Backed Securities, 0.00% - 5.02%, due 9/15/2025 - 3/25/2036, and Corporate Bonds, 0.00% - 9.88%, due 10/15/2020 - 7/18/2036, with a value of $214,388.	200,000	200,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 2.51%, dated 8/31/2018, due 10/22/2018, repurchase price $238,562, collateralized by U.S. Treasury Securities, 1.25% - 2.00%, due 6/30/2019 - 6/30/2024, with a value of $242,454.	237,700	237,700
Citigroup Global Markets Holdings, Inc., 2.92%, dated 8/31/2018, due 12/4/2018, repurchase price $228,951, collateralized by Asset-Backed Securities, 3.00% - 5.03%, due 4/18/2026 - 10/25/2057, and Collateralized Mortgage Obligations, 1.03% - 5.98%, due 8/10/2045 - 8/25/2057, with a value of $244,445.	227,200	227,200
Credit Suisse Securities USA LLC, 2.11%, dated 8/31/2018, due 9/5/2018, repurchase price $85,025, collateralized by Asset-Backed Securities, 0.00% - 6.02%, due 12/16/2021 - 8/25/2064, and Collateralized Mortgage Obligations, 0.25% - 6.00%, due 12/26/2030 - 8/17/2048, with a value of $93,083.	85,000	85,000
Credit Suisse Securities USA LLC, 2.48%, dated 8/31/2018, due 10/5/2018, repurchase price $481,157, collateralized by Asset-Backed Securities, 0.00% - 15.00%, due 1/15/2021 - 8/25/2057, Collateralized Mortgage Obligations, 0.00% - 13.11%, due 7/20/2020 - 1/17/2059, and FNMA Connecticut Avenue Securities, 3.00% - 4.75%, due 5/25/2045 - 11/26/2057, with a value of $527,592.	480,000	480,000
HSBC Securities USA, Inc., 2.17%, dated 8/31/2018, due 9/4/2018, repurchase price $205,049, collateralized by Corporate Bonds, 3.80% - 12.00%, due 2/15/2020 - 12/31/2099, and Municipal Debt Securities, 5.35%, due 8/1/2031, with a value of $221,453.	205,000	205,000
ING Financial Markets LLC, 2.07%, dated 8/31/2018, due 9/4/2018, repurchase price $158,036, collateralized by Corporate Bonds, 2.90% - 3.80%, due 10/30/2020 - 8/15/2028, Corporate Notes, 3.50%, due 1/12/2024, and Sovereign Government Securities, 3.38% - 6.38%, due 7/12/2020 - 1/15/2045, with a value of $166,687.	158,000	158,000
ING Financial Markets LLC, 2.11%, dated 8/31/2018, due 9/4/2018, repurchase price $125,029, collateralized by Corporate Bonds, 3.70% - 9.25%, due 12/1/2020 - 3/1/2078, and Sovereign Government Securities, 5.75%, due 9/26/2023, with a value of $135,032.	125,000	125,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 2.07%, dated 8/31/2018, due 9/5/2018, repurchase price $200,058, collateralized by Corporate Bonds, 2.90% - 3.70%, due 10/30/2020 - 8/15/2025, Corporate Notes, 2.88% - 3.50%, due 1/12/2024 - 8/15/2025, and Sovereign Government Securities, 3.38% - 6.38%, due 7/12/2020 - 1/15/2045, with a value of $209,579.	200,000	200,000
Merrill Lynch PFS, Inc., 2.16%, dated 8/31/2018, due 9/4/2018, repurchase price $200,048, collateralized by Corporate Bonds, 3.88% - 12.00%, due 10/15/2018 - 12/31/2099, and Corporate Notes, 7.35%, due 12/1/2026, with a value of $216,000.	200,000	200,000
Merrill Lynch PFS, Inc., 2.40%, dated 8/31/2018, due 10/5/2018, repurchase price $275,642, collateralized by Corporate Bonds, 3.15% - 12.00%, due 1/15/2020 - 4/1/2037, and Corporate Notes, 8.50%, due 7/28/2025, with a value of $297,000.	275,000	275,000
Societe Generale SA, 2.14%, dated 8/31/2018, due 9/4/2018, repurchase price $925,220, collateralized by Corporate Bonds, 2.10% - 12.75%, due 11/15/2018 - 1/1/2099, Corporate Notes, 3.30% - 5.63%, due 1/31/2023 - 5/20/2043, and Sovereign Government Securities, 3.70% - 11.88%, due 3/11/2019 - 3/13/2048, with a value of $996,646.	925,000	925,000
Societe Generale SA, 2.19%, dated 8/31/2018, due 9/4/2018, repurchase price $865,210, collateralized by Corporate Bonds, 1.70% - 13.75%, due 9/26/2018 - 6/5/2115, Corporate Notes, 2.63% - 9.38%, due 3/25/2020 - 5/20/2043, FHLMC, 11.00%, due 9/1/2020, Sovereign Government Securities, 3.25% - 11.88%, due 3/11/2019 - 4/23/2048, and U.S. Treasury Securities, 1.25% - 2.00%, due 5/31/2019 - 1/31/2020, with a value of $931,904.	865,000	865,000
UBS Securities LLC, 2.12%, dated 8/31/2018, due 9/10/2018, repurchase price $300,177, collateralized by Asset-Backed Securities, 4.75%, due 10/11/2023, Corporate Bonds, 1.75% - 10.18%, due 12/7/2018 - 1/24/2077, Corporate Notes, 1.90% - 7.00%, due 1/17/2019 - 11/4/2044, and Sovereign Government Securities, 0.00%, due 6/29/2037, with a value of $315,002.	300,000	300,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 2.01%, dated 8/31/2018, due 9/4/2018, repurchase price $25,006, collateralized by Sovereign Government Securities, 1.88% - 4.88%, due 4/1/2019 - 6/17/2019, with a value of $26,257.	25,000	25,000

Total Repurchase Agreements (COST $6,576,730)		6,576,730

U.S. Government Agency Securities — 0.5%
FHLB
DN, 1.93%, 9/17/2018 (b)	100,000	99,930
DN, 1.92%, 9/19/2018 (b)	100,000	99,919

Total U.S. Government Agency Securities (Cost $199,818)		199,849

Municipal Bonds - 0.3%
Alaska - 0.2%
Alaska Housing Finance Corp., State Capital Project Series A, Rev., VRDO, 1.98%, 9/10/2018 (c)	90,000	90,000

California - 0.1%
City and County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments
Series H-4, Rev., VRDO, LOC: Bank of China, 2.04%, 9/10/2018 (c)	24,190	24,190
Series H-3, Rev., VRDO, LOC: Bank of China, 2.05%, 9/10/2018 (c)	15,190	15,190

		39,380

New York - 0.0% (d)
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 2.12%, 9/4/2018 (c)	18,350	18,350

Total Municipal Bonds (Cost $147,730)		147,730

Supranational - 0.2%
International Bank for Reconstruction & Development (Supranational) 2.05%, 10/1/2018 (Cost $99,829)	100,000	99,846

Short-Term Investments - 84.8%
Certificates of Deposit - 36.0%
Agricultural Bank of China Ltd. (China) 2.45%, 9/11/2018	25,002	25,002
Banco Del Estado De Chile (Chile) 2.29%, 10/31/2018	60,000	60,016
2.29%, 11/5/2018	30,000	30,007
Bank of China Ltd. (China) 2.50%, 11/21/2018	100,000	100,011

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposit — continued
Bank of Montreal (Canada) 2.27%, 9/27/2018	100,000	100,017
2.28%, 11/7/2018	300,000	300,042
2.30%, 11/26/2018	150,000	150,008
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 1 Month + 0.23%), 2.31%, 9/4/2018 (e)	75,000	75,027
(ICE LIBOR USD 1 Month + 0.32%), 2.40%, 9/19/2018 (e)	97,000	97,115
(ICE LIBOR USD 1 Month + 0.27%), 2.35%, 8/2/2019 (e)	75,000	75,000
BNP Paribas SA (France) (ICE LIBOR USD 1 Month + 0.28%), 2.35%, 9/11/2018 (e)	100,000	100,057
(ICE LIBOR USD 1 Month + 0.33%), 2.39%, 9/17/2018 (e)	110,000	110,021
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 9/26/2018 (e)	137,000	137,093
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 9/27/2018 (e)	100,000	100,071
(ICE LIBOR USD 3 Month + 0.13%), 2.47%, 10/5/2018 (e)	135,000	135,011
(ICE LIBOR USD 3 Month + 0.02%), 2.36%, 11/6/2018 (e)	109,000	108,995
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/4/2018 (e)	150,000	150,058
China Construction Bank Corp.
2.45%, 9/4/2018	125,000	125,006
2.45%, 9/7/2018	50,000	50,004
2.50%, 9/17/2018	150,000	150,029
2.50%, 10/2/2018	100,000	100,030
2.50%, 10/9/2018	100,000	100,032
2.52%, 11/2/2018	25,000	25,008
2.52%, 11/9/2018	105,000	105,028
2.50%, 11/19/2018	21,002	21,002
2.50%, 12/3/2018	69,999	69,999
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.22%), 2.30%, 9/6/2018 (e)	50,000	50,000
(ICE LIBOR USD 3 Month + 0.21%), 2.55%, 10/30/2018 (e)	125,000	125,069
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 4/3/2019 (e)	50,000	50,046
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.18%), 2.24%, 9/11/2018 (e)	100,000	100,037
(ICE LIBOR USD 1 Month + 0.41%), 2.47%, 9/17/2018 (e)	250,000	250,195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued
(ICE LIBOR USD 1 Month + 0.22%), 2.28%, 9/27/2018 (e)	200,000	199,994
(ICE LIBOR USD 3 Month + 0.08%), 2.42%, 11/6/2018 (e)	200,000	199,969
Credit Agricole Corporate and Investment Bank (France)
2.30%, 10/2/2018	150,000	150,050
2.45%, 1/25/2019	65,000	65,031
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.29%), 2.37%, 9/4/2018 (e)	46,000	46,043
(ICE LIBOR USD 1 Month + 0.30%), 2.38%, 9/8/2018 (e)	200,000	200,147
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e)	450,000	450,413
2.18%, 9/26/2018 (b)	5,000	4,993
(ICE LIBOR USD 3 Month + 0.09%), 2.43%, 10/5/2018 (e)	60,000	60,003
(ICE LIBOR USD 3 Month + 0.07%), 2.38%, 11/23/2018 (e)	50,000	49,996
2.53%, 1/28/2019 (b)	300,000	296,913
2.52%, 2/11/2019 (b)	120,000	118,639
Dexia Credit Local SA (France) (ICE LIBOR USD 1 Month + 0.18%), 2.24%, 9/10/2018 (e)	30,000	30,008
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 9/4/2018	120,000	120,006
2.45%, 9/6/2018	195,000	195,014
2.50%, 10/9/2018	50,000	50,016
2.50%, 10/29/2018	15,000	15,005
2.50%, 11/16/2018	336,000	336,054
2.50%, 11/19/2018	25,000	25,003
2.50%, 11/20/2018	25,000	25,003
2.50%, 11/30/2018	119,999	119,999
ING Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.11%), 2.42%, 10/9/2018 (e)	200,000	200,000
2.36%, 11/1/2018	165,000	165,000
(ICE LIBOR USD 3 Month + 0.12%), 2.42%, 11/21/2018 (e)	150,000	150,000
2.50%, 12/27/2018	155,000	155,000
2.51%, 1/31/2019	270,000	270,000
ING BANK NV (ICE LIBOR USD 3 Month + 0.20%), 2.54%, 10/6/2018 (e)	200,000	200,000
Landesbank Hessen-Thueringen (Germany) 1.94%, 9/4/2018	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposit — continued
Lloyds Bank Corporate Markets plc (United Kingdom) 2.31%, 10/26/2018 (b)	50,000	49,831
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.31%), 2.39%, 9/6/2018 (e)	120,000	120,068
(ICE LIBOR USD 1 Month + 0.30%), 2.38%, 9/9/2018 (e)	140,000	140,065
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e)	75,000	75,050
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e)	150,000	150,000
2.32%, 9/20/2018 (b)	100,000	99,883
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/22/2018 (e)	50,000	50,020
(ICE LIBOR USD 1 Month + 0.19%), 2.27%, 10/9/2018 (e)	195,000	194,991
2.30%, 11/9/2018 (b)	30,000	29,871
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.32%), 2.38%, 9/10/2018 (e)	225,000	225,026
2.41%, 9/10/2018 (b)	100,000	99,941
(ICE LIBOR USD 1 Month + 0.20%), 2.27%, 9/13/2018 (e)	50,000	50,006
(ICE LIBOR USD 1 Month + 0.20%), 2.26%, 9/28/2018 (e)	385,000	385,063
Mizuho Corporate Bank Ltd. (United Kingdom) 2.35%, 11/15/2018 (b)	100,000	99,514
2.34%, 11/21/2018 (b)	25,000	24,867
Natixis SA (France) (ICE LIBOR USD 1 Month + 0.25%), 2.31%, 9/10/2018 (e)	200,000	200,107
(ICE LIBOR USD 1 Month + 0.22%), 2.29%, 9/21/2018 (e)	250,000	250,103
(ICE LIBOR USD 3 Month + 0.10%), 2.41%, 11/19/2018 (e)	100,000	99,993
2.50%, 2/7/2019	120,000	120,047
Norinchukin Bank (The) (United Kingdom)
2.20%, 9/25/2018 (b)	80,000	79,883
2.08%, 9/28/2018 (b)	125,000	124,806
2.09%, 10/4/2018 (b)	230,000	229,600
2.34%, 10/5/2018 (b)	50,000	49,896
Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/24/2018 (e)	100,000	100,043
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.17%), 2.50%, 9/21/2018 (e)	75,000	75,005

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/23/2018 (e)	75,000	75,026
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/24/2018 (e)	30,000	30,023
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (e)	10,000	10,006
(ICE LIBOR USD 3 Month + 0.08%), 2.43%, 11/2/2018 (e)	145,000	144,986
Shizuoka Bank Ltd. (The) (Japan)
2.17%, 9/25/2018	30,001	30,001
2.19%, 10/9/2018	40,002	40,002
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 1 Month + 0.28%), 2.36%, 9/10/2018 (e)	70,000	70,044
Societe Generale SA (France) 2.46%, 1/31/2019	100,000	100,028
Standard Chartered Bank (United Kingdom)
2.30%, 9/19/2018	50,000	50,009
(ICE LIBOR USD 3 Month + 0.14%), 2.48%, 10/3/2018 (e)	250,000	250,019
(ICE LIBOR USD 3 Month + 0.05%), 2.36%, 11/26/2018 (e)	14,999	14,999
(ICE LIBOR USD 3 Month + 0.08%), 2.40%, 11/29/2018 (e)	135,000	134,994
2.48%, 1/25/2019	200,000	200,027
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.23%), 2.35%, 9/4/2018 (e)	100,000	100,037
(ICE LIBOR USD 1 Month + 0.18%), 2.25%, 9/10/2018 (e)	100,000	100,013
(ICE LIBOR USD 1 Month + 0.31%), 2.39%, 9/10/2018 (e)	150,000	150,071
(ICE LIBOR USD 1 Month + 0.26%), 2.32%, 9/16/2018 (e)	50,000	50,022
(ICE LIBOR USD 1 Month + 0.22%), 2.29%, 9/23/2018 (e)	100,000	100,029
(ICE LIBOR USD 1 Month + 0.20%), 2.27%, 9/28/2018 (e)	150,000	149,993
(ICE LIBOR USD 1 Month + 0.21%), 2.27%, 9/28/2018 (e)	150,000	150,034
(ICE LIBOR USD 1 Month + 0.22%), 2.28%, 9/28/2018 (e)	200,000	200,057
(ICE LIBOR USD 1 Month + 0.26%), 2.33%, 9/29/2018 (e)	80,000	80,024
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 10/3/2018 (e)	170,000	169,986

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposit — continued
Sumitomo Mitsui Trust Bank Ltd. (United Kingdom)
(ICE LIBOR USD 1 Month + 0.25%), 2.33%, 9/5/2018 (e)	100,000	100,031
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/20/2018 (e)	100,000	100,020
(ICE LIBOR USD 1 Month + 0.16%), 2.23%, 9/24/2018 (e)	92,000	92,004
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 9/30/2018 (e)	100,000	99,988
2.30%, 10/26/2018 (b)	200,000	199,318
(ICE LIBOR USD 1 Month + 0.39%), 2.45%, 11/13/2018 (e)	195,000	195,000
2.48%, 1/28/2019 (b)	20,000	19,797
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.16%), 2.24%, 9/8/2018 (e)	100,000	100,030
(ICE LIBOR USD 1 Month + 0.27%), 2.33%, 9/15/2018 (e)	325,000	325,258
(ICE LIBOR USD 1 Month + 0.22%), 2.30%, 9/18/2018 (e)	200,000	200,094
(ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/23/2018 (e)	135,000	135,068
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.35%), 2.42%, 9/11/2018 (e)	100,000	100,134
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/13/2018 (e)	200,000	200,070
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/22/2018 (e)	250,000	250,150
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/27/2018 (e)	100,000	100,046
(ICE LIBOR USD 1 Month + 0.27%), 2.34%, 9/28/2018 (e)	195,000	195,139
(ICE LIBOR USD 1 Month + 0.28%), 2.34%, 9/28/2018 (e)	375,000	375,320
(ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/30/2018 (e)	130,000	130,050
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.23%), 2.31%, 9/20/2018 (e)	100,000	100,050

Total Certificates of Deposit (Cost $15,710,692)		15,715,011

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — 24.7%
Australia & New Zealand Banking Group Ltd.
1.91%, 9/4/2018	500,000	500,000
1.94%, 9/4/2018	450,000	450,000
1.96%, 9/4/2018	400,000	400,000
BNP Paribas SA
1.95%, 9/4/2018	200,000	200,000
1.95%, 9/5/2018	175,000	175,000
China Construction Bank Corp. 1.93%, 9/4/2018	705,000	705,000
Citibank NA 1.94%, 9/6/2018	350,000	350,000
DZ Bank AG 1.91%, 9/4/2018	500,000	500,000
Erste Group Bank AG 1.92%, 9/4/2018	490,000	490,000
First Abu Dhabi Bank PJSC 1.92%, 9/4/2018	755,000	755,000
Industrial & Commercial Bank of China Ltd.
1.93%, 9/4/2018	500,000	500,000
1.93%, 9/4/2018	505,000	505,000
ING Bank NV 1.92%, 9/4/2018	150,000	150,000
KBC Bank NV 1.91%, 9/4/2018	800,000	800,000
Mizuho Bank Ltd. 1.91%, 9/4/2018	400,000	400,000
Natixis SA (France) 1.91%, 9/4/2018	595,000	595,000
Nordea Bank AB
1.91%, 9/4/2018	500,000	500,000
1.91%, 9/4/2018	990,269	990,269
Royal Bank of Canada 1.93%, 9/4/2018	500,000	500,000
Skandinaviska Enskilda TD 1.91%, 9/4/2018	16,490	16,490
Swedbank AB 1.91%, 9/4/2018	1,000,000	1,000,000
The Chiba Bank Ltd. 1.93%, 9/4/2018	295,000	295,000

Total Time Deposits (Cost $10,776,759)		10,776,759

Commercial Paper — 22.1%
Alpine Securitization Ltd. (Switzerland)
2.40%, 11/1/2018 (f)	50,000	50,019
2.50%, 1/22/2019 (f)	102,000	102,000
Atlantic Asset Securitization LLC (ICE LIBOR USD 1 Month + 0.18%), 2.26%, 9/6/2018 (e)	20,000	20,000
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.55%, 10/30/2018 (e) (f)	175,000	175,118
Bank Nederlandse Gemeenten NV (Netherlands) 2.05%, 9/10/2018 (b)	250,000	249,862
Bank of China Ltd. (China) 2.52%, 9/12/2018 (b) (f)	100,000	99,934
2.53%, 10/9/2018 (b) (f)	50,000	49,884

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
2.56%, 10/23/2018 (b)	33,000	32,893
2.51%, 11/5/2018 (b)	500,000	497,899
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.08%), 2.42%, 11/8/2018 (e) (f)	65,000	64,994
Barclays Bank plc (United Kingdom) 2.32%, 11/13/2018 (b) (f)	100,000	99,541
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.46%), 2.54%, 9/4/2018 (e) (f)	50,000	50,093
(ICE LIBOR USD 1 Month + 0.22%), 2.30%, 9/6/2018 (e) (f)	20,001	20,001
(ICE LIBOR USD 1 Month + 0.24%), 2.32%, 9/6/2018 (e) (f)	85,000	85,026
(ICE LIBOR USD 1 Month + 0.26%), 2.34%, 9/8/2018 (e) (f)	100,000	100,057
(ICE LIBOR USD 1 Month + 0.29%), 2.37%, 9/8/2018 (e) (f)	20,000	20,016
(ICE LIBOR USD 1 Month + 0.34%), 2.40%, 9/10/2018 (e) (f)	103,000	103,133
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 9/13/2018 (e) (f)	20,000	20,007
(ICE LIBOR USD 1 Month + 0.24%), 2.35%, 9/20/2018 (e) (f)	100,000	100,046
(ICE LIBOR USD 1 Month + 0.27%), 2.33%, 9/26/2018 (e) (f)	69,000	69,045
(ICE LIBOR USD 1 Month + 0.22%), 2.28%, 9/27/2018 (e) (f)	25,000	25,005
(ICE LIBOR USD 3 Month + 0.11%), 2.42%, 11/26/2018 (e) (f)	35,000	34,997
BNZ International Funding Ltd. (New Zealand) (ICE LIBOR USD 1 Month + 0.38%), 2.44%, 9/17/2018 (e) (f)	40,000	40,022
BPCE SA (France) 2.33%, 9/12/2018 (b) (f)	105,000	104,932
2.51%, 10/31/2018 (b) (f)	100,000	99,642
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/4/2018 (e) (f)	87,000	87,034
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 9/8/2018 (e) (f)	50,000	50,024
(ICE LIBOR USD 1 Month + 0.20%), 2.26%, 9/10/2018 (e) (f)	83,000	83,024
(ICE LIBOR USD 1 Month + 0.20%), 2.27%, 9/13/2018 (e) (f)	165,000	165,050
(ICE LIBOR USD 1 Month + 0.20%), 2.26%, 9/15/2018 (e) (f)	30,000	30,009
(ICE LIBOR USD 1 Month + 0.26%), 2.33%, 9/22/2018 (e) (f)	125,000	125,067

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(ICE LIBOR USD 1 Month + 0.21%), 2.27%, 9/27/2018 (e) (f)	125,000	125,052
Cooperative Centrale (ICE LIBOR USD 3 Month + 0.06%), 2.30%, 11/26/2018 (e)	35,000	34,997
DBS Bank Ltd. (Singapore) 2.27%, 10/3/2018 (b) (f)	50,000	49,903
2.46%, 1/23/2019 (b) (f)	85,000	84,162
Erste Finance LLC (Austria) 2.16%, 10/9/2018 (b)	121,000	120,697
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.33%, 9/11/2018 (b) (f)	80,000	79,952
2.34%, 9/13/2018 (b) (f)	400,000	399,714
2.34%, 9/18/2018 (b) (f)	35,000	34,965
2.34%, 9/28/2018 (b) (f)	54,000	53,913
2.32%, 10/22/2018 (b) (f)	82,000	81,739
2.35%, 10/26/2018 (b) (f)	150,000	149,477
2.31%, 11/13/2018 (b) (f)	50,000	49,760
General Electric Co. 1.94%, 9/6/2018 (b)	150,000	149,951
Gotham Funding Corp.
2.31%, 10/9/2018 (b) (f)	25,000	24,944
2.31%, 10/11/2018 (b) (f)	62,000	61,853
2.31%, 12/6/2018 (b) (f)	39,197	38,956
2.31%, 12/10/2018 (b) (f)	50,000	49,678
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.21%), 2.29%, 9/5/2018 (e) (f)	32,000	32,013
(ICE LIBOR USD 1 Month + 0.21%), 2.27%, 9/26/2018 (e) (f)	150,000	150,054
(ICE LIBOR USD 3 Month + 0.17%), 2.51%, 10/3/2018 (e) (f)	210,000	210,095
ING US Funding LLC (Netherlands) (ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e)	90,000	90,073
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/10/2018 (e)	100,000	100,011
LMA-Americas LLC 2.37%, 9/10/2018 (b) (f)	70,100	70,062
2.31%, 9/11/2018 (b) (f)	60,000	59,964
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.33%, 9/18/2018 (b) (f)	50,000	49,950
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.31%), 2.37%, 9/11/2018 (e) (f)	80,000	80,105
(ICE LIBOR USD 1 Month + 0.19%), 2.27%, 9/20/2018 (e) (f)	125,000	125,039
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (e) (f)	75,000	75,071

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Natixis SA (France)
(ICE LIBOR USD 1 Month + 0.44%), 2.51%, 9/12/2018 (e)	200,000	200,036
(ICE LIBOR USD 1 Month + 0.36%), 2.42%, 9/15/2018 (e)	73,000	73,076
(ICE LIBOR USD 1 Month + 0.30%), 2.37%, 9/21/2018 (e)	125,000	125,082
Nederlandse Waterschapsbank NV (Netherlands) 2.11%, 10/9/2018 (b) (f)	250,000	249,442
Nestle Capital Corp. (Switzerland) 2.42%, 12/19/2018 (b) (f)	125,000	124,152
Nieuw Amsterdam Receivables Corp.
2.30%, 9/4/2018 (b) (f)	100,000	99,978
2.16%, 10/10/2018 (b) (f)	20,000	19,954
Old Line Funding LLC
(ICE LIBOR USD 1 Month + 0.15%), 2.31%, 9/4/2018 (b) (e) (f)	100,000	100,000
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/22/2018 (e) (f)	40,000	40,015
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(ICE LIBOR USD 1 Month + 0.25%), 2.33%, 9/9/2018 (e) (f)	150,000	150,080
(ICE LIBOR USD 1 Month + 0.27%), 2.34%, 9/13/2018 (e) (f)	20,000	20,007
2.45%, 1/23/2019 (b) (f)	65,000	64,389
Sheffield Receivables Co. LLC (United Kingdom) (SOFRRATE + 0.35%), 2.28%, 9/28/2018 (e) (f)	25,000	25,000
Standard Chartered Bank (United Kingdom) 2.48%, 1/25/2019 (b) (f)	15,000	14,851
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.31%, 10/31/2018 (b) (f)	110,000	109,597
Thunder Bay Funding LLC
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e) (f)	90,000	90,078
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 9/27/2018 (e) (f)	150,000	150,000
(ICE LIBOR USD 1 Month + 0.20%), 2.31%, 10/3/2018 (e) (f)	250,000	250,060
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.06%), 2.41%, 9/4/2018 (b) (e) (f)	130,000	130,000
(ICE LIBOR USD 1 Month + 0.27%), 2.35%, 9/8/2018 (e)	150,000	150,107
(ICE LIBOR USD 1 Month + 0.37%), 2.43%, 9/11/2018 (e) (f)	200,000	200,310

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(ICE LIBOR USD 1 Month + 0.19%), 2.26%, 9/12/2018 (e) (f)	50,000	50,005
(ICE LIBOR USD 1 Month + 0.27%), 2.34%, 9/14/2018 (e) (f)	200,000	200,144
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/22/2018 (e) (f)	240,000	240,136
(ICE LIBOR USD 3 Month + 0.27%), 2.61%, 9/26/2018 (e) (f)	130,000	130,158
(ICE LIBOR USD 3 Month + 0.07%), 2.42%, 11/2/2018 (e) (f)	175,000	174,983
Toyota Credit Canada, Inc. (Canada) (ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/16/2018 (e)	50,000	50,026
Toyota Finance Australia Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.29%, 9/20/2018 (e)	30,000	30,009
(ICE LIBOR USD 1 Month + 0.21%), 2.29%, 9/20/2018 (e)	15,000	15,005
Toyota Motor Corp. (Japan) (ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (e)	70,000	70,038
Toyota Motor Credit Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (e)	135,000	135,074
(ICE LIBOR USD 3 Month + 0.08%), 2.43%, 11/2/2018 (e)	35,000	34,997
UBS AG (Switzerland)
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (e) (f)	100,000	100,066
(ICE LIBOR USD 1 Month + 0.30%), 2.37%, 9/23/2018 (e) (f)	90,000	90,060
(ICE LIBOR USD 3 Month + 0.09%), 2.41%, 11/16/2018 (e) (f)	135,000	134,990
Victory Receivables Corp. 2.04%, 10/3/2018 (b) (f)	76,929	76,784
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 1 Month + 0.19%), 2.27%, 9/5/2018 (e) (f)	90,000	90,004
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/14/2018 (e) (f)	100,000	100,049
(ICE LIBOR USD 1 Month + 0.19%), 2.25%, 9/27/2018 (e) (f)	50,000	50,007

Total Commercial Paper (Cost $9,641,990)		9,645,273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bills 1.91%, 9/6/2018 (b)	150,000	149,984
1.92%, 9/13/2018 (b)	730,000	729,652

Total U.S. Treasury Obligations (Cost $879,494)		879,636

Total Short-term Investments (Cost $37,008,935)		37,016,679

Total Investments — 100.9% (Cost $44,033,042)		44,040,834
Liabilities in Excess of Other Assets — (0.9%)		(402,352)

NET ASSETS — 100.0%		43,638,482

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	The rate shown is the effective yield as of August 31, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Prime Money Market Fund	$500,000	$500,109	$510,148

Repurchase Agreements — August 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Prime Money Market Fund
BNP Paribas SA	1.97%	$100,917
Credit Agricole Corporate and Investment Bank	1.97%	22,936
MUFG Securities Americas, Inc.	1.96%	77,982
Societe Generale SA	1.97%	22,936
TD Securities (USA) LLC	1.97%	50,459
Wells Fargo Securities LLC	1.97%	224,770

Total		$500,000

August 31, 2018, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	1.23% - 3.28%	11/13/2018 - 11/2/2037
FHLB	0.00% - 5.63%	9/5/2018 - 7/15/2036
FHLMC	0.88% - 7.00%	9/14/2018 - 9/1/2048
FNMA	0.00% - 7.25%	9/18/2018 - 9/1/2048
GNMA	2.00% - 7.50%	8/16/2022 - 5/20/2068
Tennessee Valley Authority	1.75% - 7.13%	10/15/2018 - 9/15/2065
U.S. Treasury Securities	0.00% - 8.13%	2/21/2019 - 2/15/2046

[2] Agency Joint Trading Account II — At August 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Prime Money Market Fund	$588,830	$588,959	$600,624

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Repurchase Agreements — At August 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Prime Money Market Fund
Citibank NA	1.97%	$80,662
Citigroup Global Markets Holdings, Inc.	1.97%	80,662
Merrill Lynch PFS, Inc.	1.97%	427,506

Total		$588,830

At August 31, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.48% - 3.82%	2/15/2022 - 3/20/2037
FHLB	0.00% - 3.83%	10/19/2018 - 9/6/2041
FHLMC	0.00% - 8.00%	4/15/2019 - 9/1/2048
FNMA	0.00% - 7.00%	11/15/2018 - 8/1/2048
GNMA	1.50% - 10.00%	9/15/2018 - 8/15/2060
U.S. Treasury Securities	0.00% - 2.63%	11/8/2018 - 5/15/2048

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 63.7%
California — 7.5%
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.63%, 9/10/2018 (b)	10,000	10,000
Los Angeles Department of Water and Power Series B, Subseries B-2, Rev., VRDO, 1.27%, 9/10/2018 (b)	2,000	2,000
Metropolitan Water District of Southern California, Water Series A-1, Rev., VRDO, 1.33%, 9/4/2018 (b)	12,735	12,735
Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 1.57%, 9/10/2018 (b)	8,960	8,960
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 1.71%, 9/10/2018 (b) (c)	5,000	5,000
Tender Option Bond Trust Receipts/CTFS Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 1.60%, 9/10/2018 (b) (c)	6,615	6,615

		45,310

Colorado — 1.3%
Colorado Health Facilities Authority, SCL Health System Series A, Rev., VRDO, 1.56%, 9/10/2018 (b)	3,000	3,000
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 1.66%, 9/10/2018 (b) (c)	4,925	4,925

		7,925

Delaware — 2.2%
University of Delaware Series C, Rev., VRDO, 1.52%, 9/4/2018 (b)	12,945	12,945

District of Columbia — 0.8%
District of Columbia Rev., VRDO, LOC: Bank of America NA, 1.57%, 9/10/2018 (b)	1,200	1,200
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	3,670	3,670

		4,870

Florida — 1.9%
City of Gainesville, Utilities System Series A, Rev., VRDO, 1.53%, 9/4/2018 (b)	5,410	5,410
Florida Department of Environmental Protection Series A, Rev., VRDO, AGC, 1.58%, 9/10/2018 (b)	390	390

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Tender Option Bond Trust Receipts/CTFS Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 1.76%, 9/10/2018 (b) (c)	5,665	5,665

		11,465

Illinois—9.3%
County of Lake, Multifamily Housing, Whispering Oaks Apartments Project Rev., VRDO, FHLMC, LIQ: FHLMC, 1.60%, 9/10/2018 (b)	21,500	21,500
Illinois Educational Facilities Authority, Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	8,000	8,000
Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.58%, 9/10/2018 (b)	1,700	1,700
Illinois Finance Authority, Advocate Healthcare Network Subseries C-3A, Rev., VRDO, 1.57%, 9/10/2018 (b)	2,750	2,750
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.56%, 9/10/2018 (b)	2,385	2,385
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.57%, 9/10/2018 (b)	930	930
Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: Bank of Montreal, 1.56%, 9/10/2018 (b)	2,830	2,830
Illinois State Toll Highway Authority Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	15,675	15,675
Joliet Regional Port District Rev., VRDO, 1.52%, 9/4/2018 (b)	395	395

		56,165

Indiana — 0.7%
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.59%, 9/10/2018 (b)	4,035	4,035

Iowa — 3.9%
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Rev., VRDO, 1.62%, 9/10/2018 (b)	22,000	22,000
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	1,200	1,200

		23,200

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued
Maryland — 3.5%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 1.76%, 9/10/2018 (b) (c)	7,615	7,615
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	1,460	1,460
Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	3,350	3,350
Series 2018-XG0177, Rev., VRDO, LIQ: Barclays Bank plc, 1.60%, 9/10/2018 (b) (c)	3,750	3,750
Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 1.76%, 9/10/2018 (b) (c)	5,000	5,000

		21,175

Massachusetts — 2.1%
Commonwealth of Massachusetts Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.57%, 9/10/2018 (b) (c)	975	975
Rib Floater Trust Series 2018-012, Rev., VRDO, LIQ: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	11,870	11,870

		12,845

Michigan — 1.0%
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.60%, 9/10/2018 (b) (c)	4,000	4,000
Tender Option Bond Trust Receipts/CTFS Series 2017-XF0595, Rev., VRDO, LIQ: Bank of America NA, 1.61%, 9/10/2018 (b) (c)	1,800	1,800

		5,800

Mississippi — 4.3%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series A, Rev., VRDO, 1.54%, 9/4/2018 (b)	9,935	9,935
Series G, Rev., VRDO, 1.54%, 9/4/2018 (b)	11,870	11,870
Series G, Rev., VRDO, 1.54%, 9/4/2018 (b)	4,320	4,320

		26,125

Missouri — 4.0%
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series D, Rev., VRDO, 1.52%, 9/10/2018 (b)	11,000	11,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Tender Option Bond Trust Receipts/CTFS
Series 2018-XM0575, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	8,000	8,000
Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b) (c)	5,000	5,000

		24,000

Nevada — 0.2%
Tender Option Bond Trust Receipts/CTFS Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	1,000	1,000

New York — 4.9%
City of New York, Fiscal Year 2014 Subseries D-4, GO, VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	3,550	3,550
City of New York, Fiscal Year 2018 Subseries E-5, GO, VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	4,125	4,125
Metropolitan Transportation Authority Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.59%, 9/10/2018 (b)	230	230
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2015 Rev., VRDO, 1.53%, 9/4/2018 (b)	3,150	3,150
New York City Transitional Finance Authority, Future Tax Secured Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	1,525	1,525
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China, 1.63%, 9/10/2018 (b)	650	650
Tender Option Bond Trust Receipts/CTFS
Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.58%, 9/10/2018 (b) (c)	6,265	6,265
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.58%, 9/10/2018 (b) (c)	4,000	4,000
Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	3,500	3,500
Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	2,625	2,625

		29,620

Ohio — 1.0%
Ohio Air Quality Development Authority Series D, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.58%, 9/10/2018 (b)	200	200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued
Ohio — continued
Tender Option Bond Trust Receipts/CTFS
Series 2018-ZF0670, Rev., VRDO, LIQ: Bank of America NA, 1.59%, 9/10/2018 (b) (c)	2,000	2,000
Series 2018-XF2613-1, Rev., VRDO, LIQ: Citibank NA, 1.64%, 9/10/2018 (b) (c)	4,000	4,000

		6,200

Oregon — 0.9%
Oregon State Facilities Authority, Peacehealth Systems Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.57%, 9/10/2018 (b)	1,500	1,500
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	4,000	4,000

		5,500

Pennsylvania—2.8%
Delaware County Industrial Development Authority/PA Series A, Rev., VRDO, 1.60%, 9/10/2018 (b)	400	400
Emmaus General Authority, Downingtown Area School District Subseries F24, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	3,200	3,200
Philadelphia Authority, Industrial Development Multi-Modal Lease Series B-3, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	10,900	10,900
Tender Option Bond Trust Receipts/CTFS Series 2018-ZF0660, Rev., VRDO, LIQ: Bank of America NA, 1.59%, 9/10/2018 (b) (c)	2,500	2,500

		17,000

Rhode Island — 1.7%
Tender Option Bond Trust Receipts/CTFS
Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 1.61%, 9/10/2018 (b) (c)	6,035	6,035
Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 1.61%, 9/10/2018 (b) (c)	4,050	4,050

		10,085

South Carolina — 0.1%
City of North Charleston, Municipal Golf Course Rev., VRDO, 1.60%, 9/10/2018 (b)	405	405

Tennessee — 0.9%
Clarksville Public Building Authority Series 2005, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	3,015	3,015

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	2,250	2,250

		5,265

Texas — 5.0%
Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Inc. Rev., VRDO, LOC: Bank of America NA, 1.57%, 9/10/2018 (b)	5,575	5,575
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series A-2, Rev., VRDO, 1.55%, 9/4/2018(b)	1,170	1,170
Subseries A-3, Rev., VRDO, 1.55%, 9/4/2018 (b)	300	300
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	5,000	5,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., VRDO, 1.58%, 9/10/2018(b)	3,000	3,000
Rev., VRDO, LOC: Bank of New York Mellon, 1.60%, 9/10/2018(b)	3,200	3,200
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012-B, Rev., VRDO, 1.58%, 9/10/2018(b)	150	150
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 1.59%, 9/10/2018 (b) (c)	4,000	4,000
Series 2018-XF0648, GO, VRDO, PSF-GTD, LIQ: TD Bank NA, 1.59%, 9/10/2018 (b) (c)	3,745	3,745
Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	3,840	3,840

		29,980

Utah — 0.6%
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.60%, 9/10/2018 (b) (c)	3,425	3,425

Virginia — 1.3%
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Rev., VRDO, 1.55%, 9/10/2018 (b)	5,000	5,000
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.58%, 9/10/2018 (b) (c)	3,000	3,000

		8,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued
Washington — 0.6%
County of Washington, Junior Lien, Sewer Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.56%, 9/10/2018 (b)	350	350
Washington State Housing Finance Commission Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	320	320
Washington State Housing Finance Commission, Overlake School Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	2,900	2,900

		3,570

Wisconsin — 1.0%
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2634, Rev., VRDO, LIQ: Creidt Suisse, 1.61%, 9/10/2018 (b) (c)	2,000	2,000
Series 2018-XG0174, Rev., VRDO, LIQ: Bank of America NA, 1.61%, 9/10/2018 (b) (c)	4,000	4,000

		6,000

Wyoming — 0.2%
County of Uinta Rev., VRDO, 1.54%, 9/4/2018 (b)	975	975

Total Municipal Bonds (cost $382,885)		382,885

	SHARES (000)
Variable Rate Demand Preferred Shares — 2.5%
Other — 2.5%
Nuveen AMT-Free Quality Municipal Income Fund Series 4, LIQ: Barclays Bank plc, 1.65%, 9/10/2018 # (c) (Cost $15,000)	15,000	15,000

	PRINCIPAL AMOUNT ($000)
Short-term Investments — 33.7%
Commercial Paper — 33.7%
California Statewide Communities Development Authority 1.30%, 9/4/2018	12,000	12,000
City of Dallas Series D-1, 1.68%, 9/26/2018	5,000	5,000
City of Garland, Electric Utility System
1.37%, 9/5/2018	11,000	11,000
1.61%, 9/13/2018	1,500	1,500
City of Rochester, Health Care Facilities
1.38%, 10/1/2018	5,000	4,999
1.50%, 10/1/2018	5,000	4,999

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
County of York, National Rural Utilities Cooperative Finance Corp.
1.40%, 9/4/2018	15,000	14,999
1.40%, 9/4/2018	12,950	12,950
Indiana Finance Authority 1.55%, 10/2/2018	7,000	6,999
Las Vegas Valley Water District 1.38%, 10/1/2018	20,000	19,995
Massachusetts Health and Educational Facilities Authority 1.32%, 9/5/2018	17,750	17,749
Omaha Public Power District, Electric System 1.67%, 10/11/2018	10,000	10,000
Regents of the University of Michigan
1.60%, 9/4/2018	9,760	9,760
1.63%, 10/1/2018	10,000	10,000
San Diego Public Facilities Financing Authority 1.30%, 9/5/2018	10,000	10,000
Southwestern Illinois Development Authority Health Facility 1.38%, 10/1/2018	10,000	9,998
State of Maryland, Health & Higher Educational Facilities Authority Series B, 1.60%, 9/4/2018	9,000	9,000
University of Massachusetts Building Authority 1.60%, 9/13/2018	5,000	5,000
University of Texas System
1.60%, 9/13/2018	4,419	4,419
1.61%, 9/14/2018	12,740	12,740
Wisconsin Health and Educational Facilities Authority 1.38%, 10/1/2018	9,415	9,413

Total Commercial Paper (Cost $202,534)		202,520

Total Short-term Investments (COST $202,534)		202,520

Total Investments — 99.9% (Cost $600,419)		600,405
Other Assets Less Liabilities — 0.1%		455

NET ASSETS — 100.0%		600,860

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 27.8%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.97%, dated 8/31/2018, due 9/4/18, repurchase price $538,494. [2]	538,376	538,376
Barclays Capital, Inc., 2.16%, dated 8/31/2018, due 9/7/2018, repurchase price $10,004, collateralized by Asset-Backed Securities, 5.95%, due 7/25/2024, and FNMA Connecticut Avenue Securities, 5.81% - 6.91%, due 10/25/2029 - 5/25/2043, with a value of $10,893.	10,000	10,000
Barclays Capital, Inc., 2.43%, dated 8/31/2018, due 10/5/2018, repurchase price $30,071, collateralized by Asset-Backed Securities, 0.00%, due 1/10/2031, and FNMA Connecticut Avenue Securities, 5.81% - 7.56%, due 9/25/2029 - 5/25/2043, with a value of $32,845.	30,000	30,000
BMO Capital Markets Corp., 2.01%, dated 8/31/2018, due 9/4/2018, repurchase price $35,008, collateralized by Asset-Backed Securities, 1.89% - 3.05%, due 11/16/2020 - 4/17/2023, Corporate Bonds, 1.25% - 11.00%, due 6/17/2019 - 11/16/2048, Corporate Notes, 1.88% - 4.75%, due 4/22/2019 - 4/15/2058, and Sovereign Government Securities, 2.75%, due 11/2/2027, with a value of $37,030.	35,000	35,000
BMO Capital Markets Corp., 2.30%, dated 8/31/2018, due 9/5/2018, repurchase price $25,008, collateralized by Asset-Backed Securities, 1.89% - 2.91%, due 6/15/2021 - 2/25/2066, Corporate Bonds, 2.00% - 8.88%, due 1/30/2019 - 11/16/2048, Corporate Notes, 2.13% - 3.45%, due 9/4/2018 - 1/11/2025, and Sovereign Government Securities, 1.38% - 2.38%, due 10/3/2018 - 11/15/2022, with a value of $26,508.	25,000	25,000
BNP Paribas SA, 2.10%, dated 8/31/2018, due 9/4/2018, repurchase price $25,006, collateralized by Asset-Backed Securities, 2.56% - 7.21%, due 2/15/2026 - 3/25/2036, with a value of $27,511.	25,000	25,000
BNP Paribas SA, 2.10%, dated 8/31/2018, due 9/6/2018, repurchase price $5,002, collateralized by Asset-Backed Securities, 6.85%, due 6/1/2034, and Corporate Bonds, 3.15% - 14.00%, due 10/15/2018 - 8/9/2028, with a value of $5,402.	5,000	5,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Suisse Securities USA LLC, 2.11%, dated 8/31/2018, due 9/5/2018, repurchase price $15,004, collateralized by Asset-Backed Securities, 0.00% - 4.50%, due 7/25/2029 - 8/25/2045, Collateralized Mortgage Obligations, 3.01% - 6.50%, due 10/25/2037 - 11/18/2048, and FNMA Connecticut Avenue Securities, 4.31% - 6.31%, due 7/25/2030 - 1/27/2031, with a value of $16,323.	15,000	15,000
Credit Suisse Securities USA LLC, 2.48%, dated 8/31/2018, due 10/5/2018, repurchase price $20,048, collateralized by Asset-Backed Securities, 5.00%, due 9/25/2034, Collateralized Mortgage Obligations, 0.00% - 12.07%, due 12/1/2018 - 2/25/2055, Corporate Bonds, 0.00% - 14.00%, due 2/13/2020 - 2/12/2055, Corporate Notes, 6.75%, due 5/20/2036, FNMA Connecticut Avenue Securities, 4.31%, due 7/25/2030, and Sovereign Government Securities, 7.50%, due 3/31/2030, with a value of $21,960.	20,000	20,000
HSBC Securities USA, Inc., 2.17%, dated 8/31/2018, due 9/4/2018, repurchase price $20,005, collateralized by Corporate Bonds, 2.40% - 8.25%, due 6/5/2020 - 1/1/2099, with a value of $21,605.	20,000	20,000
ING Financial Markets LLC, 2.11%, dated 8/31/2018, due 9/4/2018, repurchase price $50,012, collateralized by Sovereign Government Securities, 5.50% - 5.75%, due 7/12/2020 - 9/26/2023, with a value of $54,014.	50,000	50,000
Merrill Lynch PFS, Inc., 2.40%, dated 8/31/2018, due 10/5/2018, repurchase price $40,093, collateralized by Commercial Paper, 0.00%, due 4/2/2019, and Municipal Debt Securities, 0.00% - 6.30%, due 2/1/2019 - 7/1/2043, with a value of $43,128.	40,000	40,000
Societe Generale SA, 2.04%, dated 8/31/2018, due 9/4/2018, repurchase price $20,005, collateralized by Corporate Bonds, 2.75% - 8.10%, due 4/15/2020 - 9/1/2048, Corporate Notes, 0.00% - 4.75%, due 11/23/2018 - 4/15/2058, Sovereign Government Securities, 3.00%, due 1/13/2026, and U.S. Treasury Securities, 0.00% - 2.00%, due 12/6/2018 - 11/15/2046, with a value of $20,790.	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 2.14%, dated 8/31/2018, due 9/4/2018, repurchase price $50,012, collateralized by Corporate Bonds, 2.10% - 10.75%, due 7/30/2019 - 1/1/2049, Corporate Notes, 3.25% - 6.35%, due 5/21/2020 - 1/31/2023, Sovereign Government Securities, 3.00% - 11.88%, due 10/14/2019 - 3/13/2048, and U.S. Treasury Securities, 0.00%, due 12/6/2018, with a value of $53,673.	50,000	50,000
Societe Generale SA, 2.19%, dated 8/31/2018, due 9/4/2018, repurchase price $5,001, collateralized by Corporate Bonds, 3.19% - 9.50%, due 4/15/2019 - 1/1/2099, Corporate Notes, 4.88%, due 4/23/2030, and Sovereign Government Securities, 3.70% - 11.88%, due 4/18/2023 - 3/1/2041, with a value of $5,371.	5,000	5,000
Wells Fargo Securities LLC, 2.01%, dated 8/31/2018, due 9/4/2018, repurchase price $12,003, collateralized by Sovereign Government Securities, 1.38% - 4.88%, due 6/17/2019 - 7/10/2024, with a value of $12,630.	12,000	12,000

Total Repurchase Agreements (COST $900,376)		900,376

Municipal Bonds — 1.2%
Alaska — 0.8%
Alaska Housing Finance Corp., State Capital Project Bonds II Series B, Rev., VRDO, 1.96%, 9/10/2018 (b)	25,000	25,000

California — 0.1%
City and County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments
Series H-4, Rev., VRDO, LOC: Bank of China, 2.04%, 9/10/2018 (b)	2,000	2,000
Series H-3, Rev., VRDO, LOC: Bank of China, 2.05%, 9/10/2018 (b)	2,000	2,000

		4,000

New York — 0.3%
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 2.12%, 9/4/2018 (b)	10,000	10,000

Total Municipal Bonds (Cost $39,000)		39,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.8%
FHLB DN, 1.92%, 9/19/2018 (c) (Cost $24,976)	25,000	24,976

Short-Term Investments — 70.7%
Certificates of Deposit — 31.1%
Banco Del Estado De Chile (Chile) 2.28%, 10/2/2018	10,000	10,000
2.29%, 10/31/2018	5,000	5,000
Bank of Montreal (Canada) 2.27%, 9/27/2018	5,000	5,000
2.30%, 11/26/2018	25,000	25,000
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 9/4/2018 (d)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.27%), 2.35%, 8/2/2019 (d)	5,000	5,000
BNP Paribas SA (France)
(ICE LIBOR USD 1 Month + 0.27%), 2.35%, 9/4/2018 (d)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.25%), 2.59%, 9/26/2018 (d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.02%), 2.36%, 11/6/2018 (d)	5,000	5,000
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/4/2018 (d)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.25%), 2.58%, 9/13/2018 (d)	1,500	1,500
Chiba Bank Ltd. (Japan) 2.19%, 10/4/2018	10,000	10,000
China Construction Bank Corp. (China)
2.45%, 9/7/2018	20,000	20,000
2.45%, 9/7/2018	5,000	5,000
2.52%, 11/1/2018	6,000	6,000
2.50%, 11/19/2018	4,000	4,000
2.50%, 12/3/2018	30,000	30,000
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.55%, 10/30/2018 (d)	5,000	5,000
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.22%), 2.28%, 9/27/2018 (d)	6,000	6,000
(ICE LIBOR USD 3 Month + 0.08%), 2.42%, 11/6/2018 (d)	15,000	15,000
Credit Agricole Corporate and Investment Bank (France)
2.30%, 10/2/2018	15,000	15,000
2.45%, 1/25/2019	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposit — continued
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (d)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.29%), 2.35%, 9/28/2018 (d)	20,000	20,000
2.53%, 1/28/2019 (c)	10,000	9,896
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 9/6/2018	5,000	5,000
2.45%, 9/10/2018	20,000	20,000
2.50%, 10/9/2018	7,000	7,000
2.50%, 10/29/2018	6,000	6,000
2.50%, 11/16/2018	5,000	5,000
2.50%, 11/19/2018	5,000	5,000
2.50%, 11/30/2018	15,000	15,000
2.50%, 11/30/2018	3,000	3,000
ING Bank NV (Netherlands) 2.36%, 11/1/2018	30,000	30,000
(ICE LIBOR USD 3 Month + 0.12%), 2.42%, 11/21/2018 (d)	10,000	10,000
2.50%, 12/27/2018	15,000	15,000
2.51%, 1/31/2019	10,000	10,000
Lloyds Bank Corporate Markets plc (United Kingdom) 2.31%, 10/26/2018 (c)	10,000	9,965
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.34%), 2.42%, 9/4/2018 (d)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.19%), 2.27%, 10/9/2018 (d)	30,000	30,000
Mizuho Bank Ltd. (Japan) 2.41%, 9/10/2018 (c)	5,000	4,997
2.41%, 9/12/2018 (c)	13,000	12,990
(ICE LIBOR USD 3 Month + 0.50%), 2.84%, 9/24/2018 (d)	4,000	4,001
(ICE LIBOR USD 1 Month + 0.20%), 2.26%, 9/28/2018 (d)	10,000	10,000
2.34%, 10/10/2018 (c)	15,000	14,962
2.32%, 10/19/2018	5,000	5,000
Mizuho Corporate Bank Ltd. (Japan) 2.34%, 11/21/2018 (c)	10,000	9,948
Natixis SA (France) (ICE LIBOR USD 1 Month + 0.38%), 2.46%, 9/4/2018 (d)	11,000	11,000
(ICE LIBOR USD 3 Month + 0.10%), 2.41%, 11/19/2018 (d)	10,000	10,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued
Norinchukin Bank (The) (United Kingdom) 2.20%, 9/25/2018 (c)	10,000	9,985
2.08%, 9/28/2018 (c)	10,000	9,985
2.34%, 10/5/2018 (c)	20,000	19,956
Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/24/2018 (d)	20,000	20,000
Royal Bank of Canada (Canada) (ICE LIBOR USD 1 Month + 0.21%), 2.29%, 9/20/2018 (d)	2,000	2,000
(ICE LIBOR USD 3 Month + 0.17%), 2.50%, 9/21/2018 (d)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/23/2018 (d)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/24/2018 (d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.08%), 2.43%, 11/2/2018 (d)	15,000	15,000
Shizuoka Bank Ltd. (The) (Japan) 2.17%, 9/25/2018	10,000	10,000
Standard Chartered Bank (United Kingdom) 2.30%, 9/19/2018	5,000	5,000
(ICE LIBOR USD 1 Month + 0.29%), 2.36%, 9/23/2018 (d)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.08%), 2.40%, 11/29/2018 (d)	10,000	10,000
2.50%, 12/21/2018	25,000	25,000
State Street Bank & Trust Co. (ICE LIBOR USD 1 Month + 0.21%), 2.27%, 9/26/2018 (d)	10,000	10,000
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.29%, 9/23/2018 (d)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.20%), 2.27%, 9/28/2018 (d)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.26%), 2.33%, 9/29/2018 (d)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 10/3/2018 (d)	30,000	30,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.25%), 2.33%, 9/5/2018 (d)	10,000	10,000
2.51%, 1/7/2019 (c)	25,000	24,779
Sumitomo Trust and Banking Co. (United Kingdom) 2.29%, 10/25/2018 (c)	15,000	14,948
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 1 Month + 0.22%), 2.30%, 9/6/2018 (d)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposit — continued
(ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/23/2018 (d)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.26%), 2.32%, 9/28/2018 (d)	10,000	10,000
Swedbank AB (Sweden) (ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/5/2018 (d)	10,000	10,000
Wells Fargo Bank NA (ICE LIBOR USD 1 Month + 0.23%), 2.30%, 9/13/2018 (d)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/22/2018 (d)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/27/2018 (d)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.28%), 2.34%, 9/28/2018 (d)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.33%), 2.40%, 9/29/2018 (d)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.21%), 2.28%, 9/30/2018 (d)	15,000	15,000

Total Certificates of Deposit (Cost $1,007,912)		1,007,912

Commercial Paper — 28.9%
Alpine Securitization Ltd. (Switzerland) 2.40%, 11/1/2018 (e)	5,000	5,000
Antalis SA (Jersey) 2.32%, 10/2/2018 (c) (e)	15,000	14,970
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.55%, 10/30/2018 (d) (e)	5,000	5,000
Bank of China Ltd. (China) 2.52%, 9/12/2018 (c) (e)	10,000	9,992
2.53%, 10/9/2018 (c) (e)	10,000	9,974
2.56%, 10/23/2018 (c)	23,000	22,915
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.27%), 2.33%, 9/15/2018 (d) (e)	20,000	20,000
(ICE LIBOR USD 3 Month + 0.08%), 2.42%, 11/8/2018 (d) (e)	3,000	3,000
Barton Capital LLC 2.30%, 10/24/2018 (c) (e)	25,000	24,916
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.22%), 2.30%, 9/6/2018 (d) (e)	3,000	3,000
(ICE LIBOR USD 1 Month + 0.24%), 2.32%, 9/6/2018 (d) (e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.24%), 2.31%, 9/13/2018 (d) (e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.26%), 2.32%, 9/20/2018 (d) (e)	10,000	10,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(ICE LIBOR USD 1 Month + 0.27%), 2.33%, 9/26/2018 (d) (e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (d) (e)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.11%), 2.42%, 11/26/2018 (d) (e)	10,000	10,000
BPCE SA (France) 2.33%, 9/12/2018 (c) (e)	5,000	4,996
2.50%, 12/17/2018 (c) (e)	5,000	4,963
2.56%, 3/4/2019 (c) (e)	1,500	1,481
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.30%), 2.38%, 9/8/2018 (d) (e)	10,000	10,000
Cancara Asset Securitisation LLC 2.29%, 10/2/2018 (c) (e)	15,000	14,970
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.28%, 9/4/2018 (d) (e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.23%), 2.31%, 9/8/2018 (d) (e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.20%), 2.27%, 9/13/2018 (d) (e)	20,000	20,000
Cooperative Centrale (ICE LIBOR USD 3 Month + 0.06%), 2.30%, 11/26/2018 (d)	15,000	15,000
DBS Bank Ltd. (Singapore) 2.27%, 10/3/2018 (c) (e)	10,000	9,980
2.46%, 1/23/2019 (c) (e)	15,000	14,853
DZ Bank AG (Germany) (ICE LIBOR USD 1 Month + 0.25%), 2.33%, 9/6/2018 (d) (e)	10,000	10,000
Erste Finance Delaware LLC (Austria) 2.16%, 10/5/2018 (c) (e)	62,000	61,874
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.34%, 9/13/2018 (c) (e)	25,000	24,981
2.34%, 9/18/2018 (c) (e)	10,000	9,989
2.34%, 9/28/2018 (c) (e)	4,000	3,993
2.32%, 10/22/2018 (c) (e)	18,000	17,941
2.34%, 11/1/2018 (c) (e)	3,000	2,988
Gotham Funding Corp. 2.31%, 10/9/2018 (c) (e)	10,000	9,976
2.31%, 12/6/2018 (c) (e)	20,000	19,877
ING US Funding LLC (Netherlands)
(ICE LIBOR USD 1 Month + 0.27%), 2.35%, 9/4/2018 (d)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.08%), 2.39%, 11/26/2018 (d)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Liberty Street Funding LLC 2.29%, 10/2/2018 (c) (e)	50,000	49,902
LMA-Americas LLC 2.31%, 9/11/2018 (c) (e)	10,000	9,994
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.30%, 9/7/2018 (c) (e)	8,000	7,997
2.33%, 9/18/2018 (c) (e)	6,000	5,993
2.32%, 10/1/2018 (c) (e)	10,000	9,981
National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (d) (e)	5,000	5,000
Nationwide Building Society (United Kingdom) 2.10%, 10/1/2018 (c) (e)	5,000	4,991
Natixis SA (France)
(ICE LIBOR USD 1 Month + 0.44%), 2.51%, 9/12/2018 (d)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.34%), 2.41%, 9/13/2018 (d)	15,000	15,000
Nestle Capital Corp. (Switzerland) 2.42%, 12/19/2018 (c) (e)	25,000	24,818
Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.45%, 1/23/2019 (c) (e)	5,000	4,951
Sheffield Receivables Co. LLC (United Kingdom)
(SOFRRATE + 0.35%), 2.28%, 9/28/2018 (d) (e)	5,000	5,000
2.30%, 10/1/2018 (c) (e)	10,000	9,981
Sinopec Century Bright Capital Investment Ltd. (China) 2.25%, 10/2/2018 (c) (e)	25,000	24,952
Starbird Funding Corp. 2.36%, 9/4/2018 (c) (e)	10,000	9,998
State of Netherlands (Netherlands) 1.95%, 9/5/2018 (c) (e)	10,000	9,998
Sumitomo Mitsui Banking Corp. (Japan) 2.30%, 9/20/2018 (c) (e)	5,000	4,994
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.31%, 10/31/2018 (c) (e)	30,000	29,885
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.37%), 2.43%, 9/11/2018 (d) (e)	16,000	16,000
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/22/2018 (d) (e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/22/2018 (d) (e)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.27%), 2.61%, 9/26/2018 (d) (e)	5,000	5,000
Toyota Credit Canada, Inc. (Canada) (ICE LIBOR USD 1 Month + 0.25%), 2.32%, 9/16/2018 (d)	10,000	10,000
Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.21%), 2.29%, 9/20/2018 (d)	5,000	5,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 1 Month + 0.23%), 2.29%, 9/28/2018 (d)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.34%), 2.41%, 9/30/2018 (d)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.08%), 2.43%, 11/2/2018 (d)	5,000	5,000
UBS AG (Switzerland) (ICE LIBOR USD 1 Month + 0.30%), 2.36%, 9/16/2018 (d) (e)	50,000	50,000
(ICE LIBOR USD 3 Month + 0.09%), 2.41%, 11/16/2018 (d) (e)	15,000	15,000
Versailles Commercial Paper LLC 2.38%, 1/2/2019 (c) (e)	10,000	9,919
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.19%), 2.27%, 9/5/2018 (d) (e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.27%), 2.34%, 9/13/2018 (d) (e)	3,000	3,000
(ICE LIBOR USD 1 Month + 0.19%), 2.25%, 9/27/2018 (d) (e)	10,000	10,000

Total Commercial Paper (Cost $933,983)		933,983

Time Deposits — 9.9%
Australia & New Zealand Banking Group Ltd.
1.94%, 9/4/2018	50,000	50,000
1.96%, 9/4/2018	50,000	50,000
BNP Paribas SA 1.95%, 9/5/2018	50,000	50,000
China Construction Bank Corp. 1.93%, 9/4/2018	50,000	50,000
Industrial & Commercial Bank of China Ltd. 1.93%, 9/4/2018	45,000	45,000
Mizuho Bank Ltd. 1.91%, 9/4/2018	75,000	75,000

Total Time Deposits (Cost $320,000)		320,000

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bills 1.92%, 9/13/2018 (c) (Cost $24,984)	25,000	24,984

Total Short-Term Investments (Cost $2,286,879)		2,286,879

Total Investments — 100.5% (Cost $3,251,231)*		3,251,231
Liabilities in Excess of Other Assets — (0.5%)		(17,266)

NET ASSETS — 100.0%		3,233,965

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[2] Agency Joint Trading Account II — At August 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Liquid Assets Money Market Fund	$538,376	$538,494	$549,159

Repurchase Agreements — At August 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Liquid Assets Money Market Fund
Citibank NA	1.97%	$73,750
Citigroup Global Markets Holdings, Inc.	1.97%	73,750
Merrill Lynch PFS, Inc.	1.97%	390,876

Total		$538,376

At August 31, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.48% - 3.82%	2/15/2022 - 3/20/2037
FHLB	0.00% - 3.83%	10/19/2018 - 9/6/2041
FHLMC	0.00% - 8.00%	4/15/2019 - 9/1/2048
FNMA	0.00% - 7.00%	11/15/2018 - 8/1/2048
GNMA	1.50% - 10.00%	9/15/2018 - 8/15/2060
U.S. Treasury Securities	0.00% - 2.63%	11/8/2018 - 5/15/2048

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 55.6%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.96% - 1.97%, dated 8/31/2018, due 9/4/18, repurchase price $9,016,050. [1]	9,014,078	9,014,078
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.97%, dated 8/31/2018, due 9/4/18, repurchase price $228,018. [2]	227,967	227,967
Bank of America Corp., 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $750,164, collateralized by GNMA, 3.50%, due 2/20/2047, with a value of $765,000.	750,000	750,000
Bank of Montreal, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $200,044, collateralized by FHLMC, 2.00% - 4.50%, due 1/15/2023 - 8/1/2047, FNMA, 1.75% - 5.00%, due 10/25/2025 - 8/1/2048, GNMA, 3.00% - 5.50%, due 4/15/2027 - 5/20/2048, and U.S. Treasury Securities, 2.13% - 3.75%, due 11/15/2018 - 8/15/2021, with a value of $204,305.	200,000	200,000
Bank of Nova Scotia (The), 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $500,109, collateralized by FHLMC, 2.50% - 5.00%, due 5/1/2026 - 5/1/2048, FNMA, 2.50% - 4.50%, due 7/1/2026 - 5/1/2048, and GNMA, 3.00% - 4.50%, due 8/20/2043 - 8/20/2047, with a value of $510,000.	500,000	500,000
Barclays Capital, Inc., 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $2,000,433, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 11/15/2018 - 5/15/2048, with a value of $2,040,000.	2,000,000	2,000,000
BMO Capital Markets Corp., 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $100,022, collateralized by FFCB, 0.00% - 5.50%, due 10/22/2018 - 4/17/2036, FHLB, 0.88% - 3.00%, due 9/17/2018 - 6/9/2023, FHLMC, 0.88% - 4.50%, due 4/15/2019 - 4/1/2048, FNMA, 1.00% - 5.00%, due 9/18/2018 - 5/1/2048, GNMA, 3.00% - 6.00%, due 6/15/2041 - 8/20/2046, and U.S. Treasury Securities, 0.00% - 9.00%, due 10/11/2018 - 11/15/2045, with a value of $102,283.	100,000	100,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 1.95%, dated 8/31/2018, due 9/7/2018, repurchase price $2,000,758, collateralized by FHLMC, 2.50% - 7.50%, due 10/1/2018 - 6/1/2048, FNMA, 0.00% - 6.50%, due 7/1/2019 - 1/1/2057, GNMA, 2.50% - 5.50%, due 3/15/2030 - 8/20/2048, and U.S. Treasury Securities, 0.00% - 4.38%, due 9/6/2018 - 11/15/2039, with a value of $2,046,848.	2,000,000	2,000,000
BNP Paribas SA, 1.96%, dated 8/31/2018, due 9/7/2018, repurchase price $2,000,762, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 11/29/2018 - 8/15/2048, with a value of $2,044,887.	2,000,000	2,000,000
BNP Paribas SA, 1.97%, dated 8/31/2018, due 9/7/2018, repurchase price $1,500,575, collateralized by FHLB, 5.37%, due 9/9/2024, FHLMC, 2.20% - 7.00%, due 10/1/2018 - 7/1/2048, FNMA, 1.30% - 7.50%, due 10/1/2018 - 4/1/2053, GNMA, 1.50% - 5.50%, due 3/15/2024 - 7/20/2048, and U.S. Treasury Securities, 0.00% - 3.63%, due 10/4/2018 - 5/15/2044, with a value of $1,535,607.	1,500,000	1,500,000
BNP Paribas SA, 1.98%, dated 8/31/2018, due 9/7/2018, repurchase price $1,000,385, collateralized by FHLB, 3.63%, due 12/29/2036, FHLMC, 0.00% - 7.50%, due 10/1/2025 - 6/1/2048, FNMA, 0.00% - 6.00%, due 4/1/2019 - 4/1/2053, GNMA, 2.59% - 5.50%, due 5/15/2025 - 7/20/2048, and U.S. Treasury Securities, 0.00% - 8.75%, due 10/11/2018 - 5/15/2045, with a value of $1,025,318.	1,000,000	1,000,000
BNP Paribas SA, 2.00%, dated 8/31/2018, due 9/7/2018, repurchase price $500,194, collateralized by FHLB, 3.63% - 4.00%, due 9/1/2028 - 12/29/2036, FHLMC, 2.50% - 6.00%, due 5/1/2033 - 6/1/2047, FNMA, 2.45% - 6.25%, due 8/1/2019 - 8/1/2048, GNMA, 1.50% - 7.00%, due 8/15/2029 - 7/20/2048, and U.S. Treasury Securities, 0.00% - 2.75%, due 11/30/2019 - 5/15/2046, with a value of $513,307.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 2.00%, dated 8/31/2018, due 9/7/2018, repurchase price $1,000,389, collateralized by FFCB, 3.34%, due 1/14/2031, FHLMC, 2.50% - 7.00%, due 1/1/2028 - 2/1/2048, FNMA, 2.36% - 7.00%, due 8/1/2020 - 4/1/2053, GNMA, 2.00% - 6.50%, due 9/15/2024 - 4/20/2048, and U.S. Treasury Securities, 0.00% - 8.13%, due 1/3/2019 - 5/15/2044, with a value of $1,026,390.	1,000,000	1,000,000
BNP Paribas SA, 2.00%, dated 8/31/2018, due 9/7/2018, repurchase price $1,500,583, collateralized by FHLB, 0.88%, due 10/1/2018, FHLMC, 2.50% - 7.00%, due 4/1/2020 - 8/1/2048, FNMA, 2.41% - 7.00%, due 7/1/2019 - 7/1/2048, GNMA, 2.00% - 5.00%, due 10/20/2035 - 8/20/2048, and U.S. Treasury Securities, 0.00% - 8.13%, due 10/11/2018 - 2/15/2041, with a value of $1,540,077.	1,500,000	1,500,000
BNP Paribas SA, 2.15%, dated 8/31/2018, due 9/7/2018, repurchase price $2,000,836, collateralized by FHLMC, 2.50% - 6.00%, due 11/1/2024 - 7/1/2048, FNMA, 2.36% - 7.00%, due 5/1/2028 - 4/1/2053, GNMA, 3.00% - 5.50%, due 3/15/2035 - 6/20/2048, and U.S. Treasury Securities, 0.00% - 4.75%, due 10/15/2019 - 11/15/2047, with a value of $2,051,731.	2,000,000	2,000,000
BNP Paribas SA, 2.00%, dated 8/31/2018, due 9/17/2018, repurchase price $500,472, collateralized by FHLMC, 3.98% - 6.50%, due 6/15/2031 - 8/1/2047, FNMA, 2.36% - 7.00%, due 7/1/2026 - 8/1/2048, GNMA, 2.77% - 5.50%, due 3/20/2038 - 4/20/2048, and U.S. Treasury Securities, 0.00% - 3.00%, due 2/29/2020 - 11/15/2044, with a value of $512,599.	500,000	500,000
Credit Agricole Corporate and Investment Bank, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $1,800,390, collateralized by U.S. Treasury Securities, 1.13% - 5.38%, due 1/15/2021 - 8/15/2047, with a value of $1,836,000.	1,800,000	1,800,000
Credit Suisse Securities USA LLC, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $7,001,517, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 9/13/2018 - 2/15/2048, with a value of $7,141,547.	7,000,000	7,000,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Daiwa Capital Markets America. Inc., 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $1,500,327, collateralized by FHLMC, 2.82% - 4.50%, due 9/1/2026 - 8/1/2048, FNMA, 2.37% - 9.75%, due 8/25/2019 - 9/1/2048, and GNMA, 2.75% - 5.50%, due 7/20/2033 - 8/20/2048, with a value of $1,530,583.	1,500,000	1,500,000
Daiwa Capital Markets America. Inc., 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $2,500,547, collateralized by FFCB, 0.00% - 2.88%, due 3/5/2019 - 7/17/2023, FHLB, 2.65% - 3.63%, due 3/12/2021 - 9/19/2036, FHLMC, 2.01% - 6.00%, due 8/15/2019 - 9/1/2048, FNMA, 2.16% - 9.75%, due 4/1/2019 - 9/1/2048, GNMA, 2.49% - 6.50%, due 7/20/2033 - 5/20/2066, and U.S. Treasury Securities, 0.00% - 9.00%, due 9/27/2018 - 2/15/2044, with a value of $2,552,054.	2,500,000	2,500,000
Deutsche Bank Securities, Inc., 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $998,694, collateralized by U.S. Treasury Securities, 0.13% - 2.75%, due 4/15/2019 - 8/15/2047, with a value of $1,018,447.	998,478	998,478
Deutsche Bank Securities, Inc., 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $1,000,219, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 11/15/2018 - 8/15/2047, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 1.95%, dated 8/31/2018, due 9/5/2018, repurchase price $1,000,271, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 7/15/2019 - 2/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities USA, Inc., 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $1,731,375, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 12/13/2018 - 8/15/2044, with a value of $1,766,003.	1,731,000	1,731,000
HSBC Securities USA, Inc., 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $950,208, collateralized by FHLMC, 3.00% - 6.50%, due 8/1/2022 - 7/1/2048, and FNMA, 2.76% - 5.50%, due 4/1/2023 - 1/1/2057, with a value of $969,212.	950,000	950,000

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
HSBC Securities USA, Inc., 1.97%, dated 8/31/2018, due 9/5/2018, repurchase price $1,000,274, collateralized by FHLMC, 2.31% - 4.50%, due 6/1/2024 - 9/1/2048, and FNMA, 3.09% - 5.00%, due 2/1/2033 - 7/1/2048, with a value of $1,020,279.	1,000,000	1,000,000
ING Financial Markets LLC, 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $500,109, collateralized by FHLMC, 2.84% - 5.00%, due 11/1/2026 - 8/1/2048, and FNMA, 2.50% - 5.00%, due 3/1/2026 - 6/1/2056, with a value of $510,112.	500,000	500,000
ING Financial Markets LLC, 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $500,109, collateralized by FHLMC, 2.50% - 5.00%, due 12/1/2024 - 8/1/2048, FNMA, 2.40% - 6.50%, due 5/1/2023 - 8/1/2048, and GNMA, 3.50% - 4.50%, due 7/20/2045 - 8/20/2048, with a value of $510,112.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 1.94%, dated 8/31/2018, due 9/6/2018, repurchase price $50,016, collateralized by GNMA, 3.00%, due 7/20/2046, with a value of $51,006.	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp., 1.94%, dated 8/31/2018, due 9/6/2018, repurchase price $1,800,582, collateralized by U.S. Treasury Securities, 1.63% - 2.25%, due 8/31/2022 - 2/15/2027, with a value of $1,836,198.	1,800,000	1,800,000
Natixis SA, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $3,000,650, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 9/30/2018 - 11/15/2047, with a value of $3,060,663.	3,000,000	3,000,000
Natixis SA, 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $1,000,219, collateralized by FFCB, 3.13% - 3.98%, due 9/4/2035 - 4/5/2038, FHLB, 2.63% - 4.08%, due 8/1/2031 - 4/30/2038, FHLMC, 0.00% - 6.00%, due 12/1/2028 - 7/1/2048, FNMA, 0.00% - 5.80%, due 7/1/2024 - 6/1/2048, GNMA, 2.39% - 5.00%, due 7/20/2034 - 8/16/2058, Tennessee Valley Authority, 4.25% - 5.25%, due 9/15/2039 - 9/15/2065, and U.S. Treasury Securities, 0.00% - 8.75%, due 11/8/2018 - 11/15/2047 with a value of $1,020,292.	1,000,000	1,000,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natwest Markets plc, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $2,100,457, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 9/6/2018 - 5/15/2048, with a value of $2,142,466.	2,100,000	2,100,000
Nomura Securities Co. Ltd., 1.97%, dated 8/31/2018, due 9/4/2018, repurchase price $7,701,685, collateralized by FHLMC, 2.00% - 9.00%, due 9/15/2018 - 9/1/2048, FNMA, 0.00% - 9.00%, due 9/25/2018 - 2/1/2057, GNMA, 1.50% - 10.50%, due 2/15/2019 - 8/20/2068, and U.S. Treasury Securities, 0.00% - 8.13%, due 10/15/2018 - 2/15/2047, with a value of $7,855,719.	7,700,000	7,700,000
Norinchukin Bank (The), 2.01%, dated 8/31/2018, due 9/10/2018, repurchase price $250,140, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $253,048.	250,000	250,000
Norinchukin Bank (The), 2.01%, dated 8/31/2018, due 9/11/2018, repurchase price $200,123, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,439.	200,000	200,000
Norinchukin Bank (The), 2.01%, dated 8/31/2018, due 9/13/2018, repurchase price $250,181, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,894.	250,000	250,000
Norinchukin Bank (The), 2.04%, dated 8/31/2018, due 9/14/2018, repurchase price $700,555, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $706,340.	700,000	700,000
Norinchukin Bank (The), 2.04%, dated 8/31/2018, due 9/18/2018, repurchase price $250,255, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,894.	250,000	250,000
Norinchukin Bank (The), 2.00%, dated 8/31/2018, due 9/25/2018, repurchase price $300,417, collateralized by U.S. Treasury Securities, 0.13% - 1.13%, due 4/15/2020 - 1/15/2021, with a value of $305,706.	300,000	300,000
Norinchukin Bank (The), 2.05%, dated 8/31/2018, due 10/3/2018, repurchase price $500,940, collateralized by U.S. Treasury Securities, 0.38% - 1.13%, due 1/15/2021 - 1/15/2027, with a value of $509,618.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Norinchukin Bank (The), 2.05%, dated 8/31/2018, due 10/5/2018, repurchase price $450,897, collateralized by U.S. Treasury Securities, 1.13%, due 1/15/2021, with a value of $458,349.	450,000	450,000
Norinchukin Bank (The), 2.05%, dated 8/31/2018, due 10/9/2018, repurchase price $200,444, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,439.	200,000	200,000
Norinchukin Bank (The), 2.05%, dated 8/31/2018, due 10/11/2018, repurchase price $250,584, collateralized by U.S. Treasury Securities, 0.13% - 2.63%, due 4/15/2020 - 11/15/2020, with a value of $253,782.	250,000	250,000
Norinchukin Bank (The), 2.08%, dated 8/31/2018, due 10/22/2018, repurchase price $651,953, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $655,886.	650,000	650,000
RBC Capital Markets LLC, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $1,000,218, collateralized by FFCB, 1.17% - 2.80%, due 5/16/2019 - 6/13/2028, FHLB, 0.00% - 3.13%, due 10/31/2018 - 9/12/2025, FHLMC, 1.13% - 6.00%, due 3/27/2019 - 4/1/2048, FNMA, 1.13% - 7.25%, due 9/18/2018 - 11/25/2057, GNMA, 2.53% - 6.50%, due 7/20/2037 - 8/20/2065, and Tennessee Valley Authority, 5.25%, due 9/15/2039, with a value of $1,021,795.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $4,000,871, collateralized by U.S. Treasury Securities, 1.25% - 3.00%, due 10/31/2021 - 11/15/2045, with a value of $4,093,194.	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp., 1.98%, dated 8/31/2018, due 9/4/2018, repurchase price $1,000,220, collateralized by GNMA, 3.00% - 3.50%, due 8/20/2047 - 10/20/2047, with a value of $1,024,956.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 1.98%, dated 8/31/2018, due 9/4/2018, repurchase price $3,000,660, collateralized by GNMA, 3.00% - 4.00%, due 10/20/2042 - 5/20/2048, with a value of $3,073,409.	3,000,000	3,000,000

Total Repurchase Agreements (Cost $73,921,523)		73,921,523

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 32.3%
FFCB
(Federal Reserve Bank Prime Loan Rate US - 2.83%), 2.17%, 9/4/2018 (b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.11%), 2.22%, 9/11/2018 (b)	400,000	400,000
(ICE LIBOR USD 1 Month + 0.09%), 2.17%, 9/19/2018 (b)	375,000	375,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/23/2018 (b)	300,000	300,000
FHLB
(ICE LIBOR USD 1 Month - 0.10%), 1.98%, 9/4/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.09%), 1.99%, 9/4/2018 (b)	350,000	350,000
(ICE LIBOR USD 1 Month - 0.08%), 2.00%, 9/4/2018 (b)	350,000	350,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 9/4/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 9/5/2018 (b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.09%), 1.99%, 9/6/2018 (b)	835,000	835,000
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/7/2018 (b)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/9/2018 (b)	945,000	945,000
(ICE LIBOR USD 1 Month - 0.10%), 1.97%, 9/9/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.20%), 1.01%, 9/10/2018 (b) (c)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.19%), 1.01%, 9/10/2018 (b) (c)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.19%), 1.01%, 9/10/2018 (b) (c)	300,000	300,000
(ICE LIBOR USD 1 Month - 0.11%), 1.95%, 9/10/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.16%), 2.16%, 9/10/2018 (b)	250,000	250,077
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/11/2018 (b)	395,000	395,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/11/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/11/2018 (b)	425,000	425,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/12/2018 (b)	380,000	380,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/13/2018 (b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.08%), 1.99%, 9/13/2018 (b)	1,975,000	1,975,000

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/14/2018 (b)	2,400,000	2,400,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/14/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/14/2018 (b)	204,000	204,015
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/14/2018 (b)	225,000	225,000
(ICE LIBOR USD 1 Month - 0.11%), 1.95%, 9/15/2018 (b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.08%), 1.98%, 9/16/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.08%), 1.98%, 9/16/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.97%, 9/19/2018 (b)	450,000	450,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 9/19/2018 (b)	750,000	750,000
DN, 1.91%, 9/24/2018 (c)	100,000	99,878
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/24/2018 (b)	125,000	125,000
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/25/2018 (b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/25/2018 (b)	250,000	249,999
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/26/2018 (b)	150,000	150,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/26/2018 (b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/26/2018 (b)	480,000	480,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/26/2018 (b)	975,000	975,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/26/2018 (b)	250,000	250,030
(ICE LIBOR USD 3 Month - 0.24%), 2.10%, 9/26/2018 (b)	1,350,000	1,350,000
(ICE LIBOR USD 1 Month - 0.10%), 1.96%, 9/27/2018 (b)	350,000	349,989
(ICE LIBOR USD 1 Month - 0.10%), 1.96%, 9/28/2018 (b)	350,000	350,000
(ICE LIBOR USD 3 Month - 0.32%), 2.02%, 9/28/2018 (b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/30/2018 (b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.15%), 2.18%, 10/3/2018 (b)	200,000	199,955
(ICE LIBOR USD 3 Month - 0.32%), 2.02%, 10/5/2018 (b)	2,000,000	2,000,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 3 Month - 0.32%), 2.01%, 10/10/2018 (b)	1,000,000	1,000,000
(ICE LIBOR USD 3 Month - 0.34%), 2.00%, 10/16/2018 (b)	100,000	100,000
(ICE LIBOR USD 3 Month - 0.19%), 2.15%, 10/17/2018 (b)	400,000	400,000
(ICE LIBOR USD 3 Month - 0.19%), 2.14%, 10/18/2018 (b)	200,000	200,000
(ICE LIBOR USD 3 Month - 0.16%), 2.19%, 10/22/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.32%), 2.02%, 11/9/2018 (b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.26%), 2.09%, 11/12/2018 (b)	1,600,000	1,600,000
(ICE LIBOR USD 3 Month - 0.26%), 2.06%, 11/16/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.26%), 2.06%, 11/16/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.25%), 2.07%, 11/16/2018 (b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.25%), 2.07%, 11/16/2018 (b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.25%), 2.07%, 11/16/2018 (b)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.26%), 2.07%, 11/20/2018 (b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.25%), 2.08%, 11/20/2018 (b)	570,000	570,000
(ICE LIBOR USD 3 Month - 0.30%), 2.01%, 11/22/2018 (b)	200,000	200,000
(ICE LIBOR USD 3 Month - 0.30%), 2.01%, 11/23/2018 (b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.26%), 2.06%, 11/24/2018 (b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.01%, 11/25/2018 (b)	150,000	150,000
(ICE LIBOR USD 3 Month - 0.30%), 2.01%, 11/25/2018 (b)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.30%), 2.01%, 11/25/2018 (b)	250,000	250,000
FHLMC
(ICE LIBOR USD 3 Month - 0.22%), 2.13%, 9/6/2018 (b) (c)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.22%), 1.01%, 9/9/2018 (b) (c)	1,000,000	1,000,000

Total U.S. Government Agency securities (Cost $43,008,943)		43,008,943

U.S. Treasury Obligations — 6.7%
U.S. Treasury Notes 1.00%, 9/15/2018	835,000	834,718

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
0.75%, 9/30/2018	805,000	804,507
1.38%, 9/30/2018	2,227,000	2,226,633
1.25%, 10/31/2018	333,000	332,569
1.25%, 12/31/2018	2,015,000	2,009,076
1.38%, 12/31/2018	1,550,000	1,546,072
1.50%, 12/31/2018	1,100,000	1,097,661

Total U.S. Treasury Obligations (Cost $8,851,236)		8,851,236

Short-Term Investments — 7.3%
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bills 1.89%, 9/13/2018 (c)	100,000	99,937
2.10%, 12/27/2018 (c)	500,000	496,623
2.14%, 1/10/2019 (c)	1,000,000	992,308
2.16%, 1/17/2019 (c)	1,000,000	991,797
2.15%, 1/24/2019 (c)	1,000,000	991,421
2.22%, 2/14/2019 (c)	500,000	494,939
2.21%, 2/21/2019 (c)	2,000,000	1,978,951
2.23%, 2/28/2019 (c)	3,750,000	3,708,613

Total U.S. Treasury Obligations (Cost $9,754,589)		9,754,589

Total Short-Term Investments (Cost $9,754,589)		9,754,589

Total Investments — 101.9% (Cost $135,536,291)*		135,536,291
Liabilities in Excess of Other Assets — (1.9%)		(2,475,793)

NET ASSETS — 100.0%		133,060,498

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$9,014,078	$9,016,050	$9,197,033

Repurchase Agreements — August 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	1.97%	$1,819,355
Credit Agricole Corporate and Investment Bank	1.97%	413,490
MUFG Securities Americas, Inc.	1.96%	1,405,865
Societe Generale SA	1.97%	413,490
TD Securities (USA) LLC	1.97%	909,678
Wells Fargo Securities LLC	1.97%	4,052,200

Total		$9,014,078

August 31, 2018, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	1.23% - 3.28%	11/13/2018 - 11/2/2037
FHLB	0.00% - 5.63%	9/5/2018 - 7/15/2036
FHLMC	0.88% - 7.00%	9/14/2018 - 9/1/2048
FNMA	0.00% - 7.25%	9/18/2018 - 9/1/2048
GNMA	2.00% - 7.50%	8/16/2022 - 5/20/2068
Tennessee Valley Authority	1.75% - 7.13%	10/15/2018 - 9/15/2065
U.S. Treasury Securities	0.00% - 8.13%	2/21/2019 - 2/15/2046

[2] Agency Joint Trading Account II — At August 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$227,967	$228,018	$232,534

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Repurchase Agreements — At August 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Citibank NA	1.97%	$31,228
Citigroup Global Markets Holdings, Inc.	1.97%	31,228
Merrill Lynch PFS, Inc.	1.97%	165,511

Total		$227,967

At August 31, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.48% - 3.82%	2/15/2022 - 3/20/2037
FHLB	0.00% - 3.83%	10/19/2018 - 9/6/2041
FHLMC	0.00% - 8.00%	4/15/2019 - 9/1/2048
FNMA	0.00% - 7.00%	11/15/2018 - 8/1/2048
GNMA	1.50% - 10.00%	9/15/2018 - 8/15/2060
U.S. Treasury Securities	0.00% - 2.63%	11/8/2018 - 5/15/2048

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 61.4%
BNP Paribas SA, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $500,108, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 1/15/2019 - 11/15/2047, with a value of $510,111.	500,000	500,000
BNP Paribas SA, 1.96%, dated 8/31/2018, due 9/7/2018, repurchase price $500,191, collateralized by U.S. Treasury Securities, 0.00% - 8.50%, due 8/15/2019 - 8/15/2047, with a value of $511,222.	500,000	500,000
BNP Paribas SA, 1.96%, dated 8/31/2018, due 9/7/2018, repurchase price $1,500,572, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 11/15/2018 - 2/15/2047, with a value of $1,533,499.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $100,022, collateralized by U.S. Treasury Securities, 1.50%, due 5/15/2020, with a value of $102,000.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $144,031, collateralized by U.S. Treasury Securities, 2.13%, due 9/30/2024, with a value of $146,880.	144,000	144,000
HSBC Securities USA, Inc., 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $150,033, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/4/2018 - 8/15/2043, with a value of $153,033.	150,000	150,000
J.P. Morgan Securities LLC, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $250,054, collateralized by U.S. Treasury Securities, 2.25% - 2.50%, due 11/15/2024 - 1/31/2025, with a value of $255,055.	250,000	250,000
Merrill Lynch PFS, Inc., 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $270,115, collateralized by U.S. Treasury Securities, 0.00% - 0.63%, due 4/15/2023 - 2/15/2026, with a value of $275,457.	270,056	270,056
Mizuho Securities USA LLC, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $500,108, collateralized by U.S. Treasury Securities, 2.00%, due 4/30/2024 - 8/15/2025, with a value of $500,108.	500,000	500,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MUFG Securities Americas, Inc., 1.93%, dated 8/31/2018, due 9/4/2018, repurchase price $300,064, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 11/30/2018 - 5/15/2028, with a value of $306,066.	300,000	300,000
Natixis SA, 1.95%, dated 8/31/2018, due 9/4/2018, repurchase price $3,000,650, collateralized by U.S. Treasury Securities, 0.00% - 7.88%, due 9/15/2018 - 2/15/2048, with a value of $3,060,663.	3,000,000	3,000,000
Natwest Markets plc, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $400,087, collateralized by U.S. Treasury Securities, 0.13% - 2.25%, due 4/15/2021 - 2/15/2040, with a value of $408,089.	400,000	400,000
Natwest Markets plc, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $750,163, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 10/25/2018 - 8/15/2047, with a value of $765,167.	750,000	750,000
Norinchukin Bank (The), 2.01%, dated 8/31/2018, due 9/13/2018, repurchase price $250,181, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,894.	250,000	250,000
Norinchukin Bank (The), 2.05%, dated 8/31/2018, due 10/5/2018, repurchase price $150,299, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $151,829.	150,000	150,000
Norinchukin Bank (The), 2.08%, dated 8/31/2018, due 10/19/2018, repurchase price $100,283, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,219.	100,000	100,000
Norinchukin Bank (The), 2.08%, dated 8/31/2018, due 10/22/2018, repurchase price $100,300, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,219.	100,000	100,000
Societe Generale SA, 1.90%, dated 8/31/2018, due 9/4/2018, repurchase price $300,063, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 2/28/2019 - 5/15/2047, with a value of $306,000.	300,000	300,000
Societe Generale SA, 1.95%, dated 8/31/2018, due 9/7/2018, repurchase price $500,190, collateralized by U.S. Treasury Securities, 0.00% - 6.50%, due 10/31/2018 - 5/15/2047, with a value of $510,000.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Sumitomo Mitsui Banking Corp., 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $2,000,436, collateralized by U.S. Treasury Securities, 1.88% - 2.75%, due 9/30/2022 - 5/15/2046, with a value of $2,053,347.	2,000,000	2,000,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.95%, dated 8/31/2018, due 9/4/18, repurchase price $2,000,433. [3]	2,000,000	2,000,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.95%, dated 8/31/2018, due 9/4/18, repurchase price $1,100,238. [4]	1,100,000	1,100,000
UBS Securities LLC, 1.96%, dated 8/31/2018, due 9/4/2018, repurchase price $500,109, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 9/6/2018 - 2/15/2044, with a value of $510,000.	500,000	500,000

Total Repurchase Agreements (Cost $15,364,056)		15,364,056

U.S. Treasury Obligations — 24.9%
U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.09%, 9/4/2018 (b)	850,000	849,834
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.12%, 9/4/2018 (b)	550,000	549,992
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.14%, 9/4/2018 (b)	850,000	850,086
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.15%, 9/4/2018 (b)	300,000	300,000
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.16%, 9/4/2018 (b)	700,000	700,033
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.23%, 9/4/2018 (b)	500,000	500,110
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.26%, 9/4/2018 (b)	939,000	939,114
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.13%, 10/31/2018 (b)	445,000	444,995
U.S. Treasury Notes 1.38%, 9/30/2018	350,000	349,867
1.38%, 12/31/2018	500,000	498,733
1.50%, 12/31/2018	250,000	249,451

Total U.S. Treasury Obligations (Cost $6,232,215)		6,232,215

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 11.4%
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bills 1.91%, 9/6/2018 (c)	500,000	499,867
1.91%, 9/13/2018 (c)	250,000	249,842
1.90%, 9/20/2018 (c)	500,000	499,504
1.92%, 9/27/2018 (c)	500,000	499,306
1.93%, 10/4/2018 (c)	250,000	249,562
2.10%, 12/27/2018 (c)	350,000	347,633
2.16%, 1/17/2019 (c)	500,000	495,898

Total U.S. Treasury Obligations (Cost $2,841,612)		2,841,612

Total Short-Term Investments (COST $2,841,612)		2,841,612

Total Investments — 97.7% (Cost $24,437,883)*		24,437,883
Other Assets Less Liabilities — 2.3%		569,105

NET ASSETS — 100.0%		25,006,988

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[3] Treasury Joint Trading Account I — At August 31, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$2,000,000	$2,000,433	$2,040,415

Repurchase Agreements — At August 31, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Citibank NA	1.95%	$123,457
Wells Fargo Securities LLC	1.95%	1,876,543

Total		$2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

At August 31, 2018, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 9.00%	9/20/2018 - 5/15/2048

[4] Treasury Joint Trading Account II — At August 31, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account II with a maturity date of September 04, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,100,000	$1,100,238	$1,122,135

Repurchase Agreements — At August 31, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	1.95%	$611,111
Merrill Lynch PFS, Inc.	1.95%	488,889

Total		$1,100,000

At August 31, 2018, the Treasury Joint Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.13%	10/31/2018 - 8/15/2047

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 79.8%
FFCB
(US Federal Funds Effective Rate (continuous series) + 0.10%), 2.02%, 9/4/2018 (b)	75,000	75,000
(Federal Reserve Bank Prime Loan Rate US - 2.96%), 2.05%, 9/4/2018 (b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US - 2.91%), 2.09%, 9/4/2018 (b)	25,000	24,997
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 2.19%, 9/4/2018 (b)	24,999	24,999
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 2.28%, 9/4/2018 (b)	22,999	22,999
(US Treasury 3 Month Bill Money Market Yield + 0.28%), 2.37%, 9/4/2018 (b)	10,002	10,002
DN, 1.90%, 9/13/2018 (c)	75,000	74,952
(ICE LIBOR USD 3 Month - 0.21%), 2.14%, 11/10/2018 (b)	33,000	33,000
FHLB
(ICE LIBOR USD 1 Month - 0.12%), 1.96%, 9/4/2018 (b)	25,000	25,000
(3 Month Treasury Bill Rate + 0.07%), 2.19%, 9/4/2018 (b)	25,000	25,000
DN, 1.90%, 9/5/2018 (c)	73,100	73,085
DN, 1.92%, 9/7/2018 (c)	375,000	374,880
(ICE LIBOR USD 1 Month - 0.07%), 2.01%, 9/9/2018 (b)	25,000	25,000
DN, 1.91%, 9/10/2018 (c)	130,258	130,196
DN, 1.91%, 9/11/2018 (c)	100,000	99,947
(ICE LIBOR USD 1 Month - 0.11%), 1.96%, 9/11/2018 (b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/11/2018 (b)	25,000	25,000
DN, 1.91%, 9/12/2018 (c)	100,000	99,942
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/12/2018 (b)	28,000	28,000
DN, 1.91%, 9/14/2018 (c)	125,000	124,914
(ICE LIBOR USD 1 Month - 0.09%), 1.97%, 9/16/2018 (b)	40,000	40,000
DN, 1.92%, 9/19/2018 (c)	59,300	59,243
(ICE LIBOR USD 1 Month - 0.13%), 1.95%, 9/20/2018 (b)	25,000	25,000
DN, 1.94%, 9/21/2018 (c)	100,000	99,892
(ICE LIBOR USD 1 Month - 0.07%), 2.00%, 9/22/2018 (b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/24/2018 (b)	25,000	25,000
DN, 1.91%, 9/25/2018 (c)	100,000	99,873
(ICE LIBOR USD 1 Month - 0.09%), 1.98%, 9/25/2018 (b)	25,000	25,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DN, 1.94%, 9/26/2018 (c)	223,907	223,606
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/26/2018 (b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 9/26/2018 (b)	69,998	69,998
DN, 1.94%, 9/27/2018 (c)	200,000	199,720
(ICE LIBOR USD 1 Month - 0.10%), 1.97%, 9/27/2018 (b)	30,000	30,000
DN, 1.93%, 9/28/2018 (c)	100,000	99,855
DN, 1.94%, 10/2/2018 (c)	100,000	99,833
DN, 1.98%, 10/10/2018 (c)	100,000	99,786
(ICE LIBOR USD 3 Month - 0.25%), 2.08%, 11/20/2018 (b)	49,000	49,000
DN, 2.26%, 3/1/2019 (c)	100,000	98,879

Total U.S. Government Agency Securities (Cost $2,741,598)		2,741,598

U.S. Treasury Obligations — 3.9%
U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.09%, 9/4/2018 (b)	33,000	33,000
U.S. Treasury Notes 1.38%, 9/30/2018	100,000	99,949

Total U.S. Treasury Obligations (Cost $132,949)		132,949

Short-Term Investments — 15.9%
U.S. Treasury Obligations — 15.9%
U.S. Treasury Bills 1.84%, 9/6/2018 (c)	93,000	92,977
1.91%, 9/13/2018 (c)	100,000	99,936
1.93%, 9/27/2018 (c)	17,780	17,755
2.02%, 11/8/2018 (c)	146,500	145,944
2.16%, 1/17/2019 (c)	90,000	89,262
2.18%, 1/31/2019 (c)	100,000	99,089

Total U.S. Treasury Obligations (Cost $544,963)		544,963

Total Short-Term Investments (COST $544,963)		544,963

Total Investments — 99.6% (Cost $3,419,510)*		3,419,510
Other Assets Less Liabilities — 0.4%		14,364

NET ASSETS — 100.0%		3,433,874

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 20.3%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.09%, 9/4/2018 (b)	1,149,000	1,148,813
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.12%, 9/4/2018 (b)	846,000	846,034
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.14%, 9/4/2018 (b)	200,000	200,005
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.15%, 9/4/2018 (b)	875,000	875,004
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.16%, 9/4/2018 (b)	450,000	449,966
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.23%, 9/4/2018 (b)	650,000	650,233
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.26%, 9/4/2018 (b)	452,250	452,274
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.13%, 10/31/2018 (b)	895,775	895,773
U.S. Treasury Notes 0.75%, 9/30/2018	300,000	299,703
1.38%, 9/30/2018	200,000	199,900
1.25%, 10/31/2018	175,000	174,766
3.75%, 11/15/2018	1,815,539	1,821,602
1.50%, 12/31/2018	368,000	367,181

Total U.S. Treasury Obligations (Cost $8,381,254)		8,381,254

Short-Term Investments — 76.7%
U.S. Treasury Obligations — 76.7%
U.S. Treasury Bills 1.90%, 9/6/2018 (c)	4,321,400	4,320,264
1.91%, 9/13/2018 (c)	4,900,000	4,896,893
1.90%, 9/20/2018 (c)	5,000,000	4,995,012

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
1.90%, 9/27/2018 (c)	5,532,220	5,524,632
2.02%, 11/8/2018 (c)	3,224,500	3,212,270
2.04%, 11/15/2018 (c)	2,410,000	2,399,800
2.05%, 11/23/2018 (c)	875,000	870,886
2.05%, 12/13/2018 (c)	1,000,000	994,188
2.09%, 12/20/2018 (c)	1,350,000	1,341,453
2.16%, 1/17/2019 (c)	1,000,000	991,797
2.16%, 1/24/2019 (c)	1,000,000	991,396
2.18%, 1/31/2019 (c)	1,150,000	1,139,533

Total U.S. Treasury Obligations (Cost $31,678,124)		31,678,124

Total Short-Term Investments (Cost $31,678,124)		31,678,124

Total Investments — 97.0% (Cost $40,059,378)*		40,059,378
Other Assets Less Liabilities — 3.0%		1,237,008

NET ASSETS — 100.0%		41,296,386

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 81.7%
Alabama — 0.3%
East Alabama Health Care Authority Series B, Rev., VRDO, 1.58%, 9/10/2018 (b)	29,745	29,745
Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 1.55%, 9/4/2018 (b)	2,575	2,575
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project
Series A, Rev., VRDO, LOC: Bank of America NA, 1.58%, 9/10/2018 (b) (c)	7,375	7,375
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.58%, 9/10/2018 (b) (c)	9,290	9,290

		48,985

Alaska — 1.4%
Alaska Housing Finance Corp. Series B, Rev., VRDO, 1.53%, 9/10/2018 (b)	27,795	27,795
Alaska Housing Finance Corp., Home Mortgage
Series A, Rev., VRDO, 1.51%, 9/10/2018 (b)	42,765	42,765
Series B, Rev., VRDO, BAN, 1.51%, 9/10/2018 (b)	43,490	43,490
Series A, Rev., VRDO, 1.54%, 9/10/2018 (b)	14,635	14,635
Series B, Rev., VRDO, 1.54%, 9/10/2018 (b)	14,630	14,630
Alaska Housing Finance Corp., Various, Governmental Purpose Series A, Rev., VRDO, 1.51%, 9/10/2018 (b)	20,785	20,785
City of Valdez, Exxon Pipeline Co. Project
Rev., VRDO, 1.52%, 9/4/2018 (b)	14,930	14,930
Series A, Rev., VRDO, 1.55%, 9/4/2018 (b)	2,525	2,525
Series B, Rev., VRDO, 1.55%, 9/4/2018 (b)	33,460	33,460
Series C, Rev., VRDO, 1.55%, 9/4/2018 (b)	11,480	11,480

		226,495

Arizona — 1.1%
Arizona Health Facilities Authority, Banner Health
Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.58%, 9/10/2018 (b)	16,590	16,590
Series H, Rev., VRDO, LOC: Northern Trust Co., 1.60%, 9/10/2018 (b)	40,315	40,315
Arizona Health Facilities Authority, Catholic Healthcare West Loan 2008 Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.56%, 9/10/2018 (b)	3,200	3,200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona State University Series A, Rev., VRDO, 1.55%, 9/10/2018 (b)	15,350	15,350
Industrial Development Authority of the City of Phoenix (The), Arizona Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.46%, 9/4/2018 (b)	35,650	35,650
Maricopa County Industrial Development Authority, Multifamily Housing, San Clemente Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	18,200	18,200
Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.63%, 9/10/2018 (b)	2,000	2,000
Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 1.61%, 9/10/2018 (b)	38,740	38,740

		170,045

California — 3.2%
California Educational Facilities Authority Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	1	1
California Statewide Communities Development Authority, Kaiser Permanente
Series J, Rev., VRDO, 1.45%, 9/10/2018 (b)	23,710	23,710
Series M, Rev., VRDO, 1.51%, 9/10/2018 (b)	27,910	27,910
Series B, Rev., VRDO, 1.52%, 9/10/2018 (b)	24,670	24,670
California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista Meadow Park Series NN-1, Rev., VRDO, FNMA, LOC: FNMA, 1.51%, 9/10/2018 (b)	26,145	26,145
California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court Series B, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 9/10/2018 (b)	5,500	5,500
City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments Series H-1, Rev., VRDO, LOC: Bank of China, 1.56%, 9/10/2018 (b)	85,940	85,940
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.63%, 9/10/2018 (b)	23,030	23,030

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Bonds Series A, VRDO, LOC: U.S. Bank NA, 1.30%, 9/4/2018 (b) (c)	18,829	18,829
City of San Jose, Multifamily Housing, Almaden Lake Village Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.52%, 9/10/2018 (b)	8,500	8,500
County of Sacramento, Special Facilities Apartment Rev., VRDO, LOC: Bank of America NA, 1.59%, 9/10/2018 (b)	5,800	5,800
Metropolitan Water District of Southern California, Water
Series A-1, Rev., VRDO, 1.33%, 9/4/2018 (b)	59,185	59,185
Series A-2, Rev., VRDO, 1.33%, 9/4/2018 (b)	48,200	48,200
San Diego Community College District Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 1.52%, 9/10/2018 (b) (c)	18,000	18,000
Tender Option Bond Trust Receipts/CTFS
Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 1.57%, 9/10/2018 (b) (c)	7,260	7,260
Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 1.57%, 9/10/2018 (b) (c)	14,250	14,250
Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.57%, 9/10/2018 (b) (c)	14,400	14,400
Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 1.58%, 9/10/2018 (b) (c)	55,260	55,260
Series 2018-BAML0005, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.68%, 9/10/2018 (b) (c)	42,480	42,480

		509,070

Colorado — 2.5%
City of Colorado Springs, Utilities Revenue System, Sub Lien Series A, Rev., VRDO, 1.56%, 9/10/2018 (b)	68,050	68,050
City of Colorado Springs, Utilities System Improvement
Series A, Rev., VRDO, 1.54%, 9/10/2018 (b)	43,110	43,110
Series A, Rev., VRDO, 1.54%, 9/10/2018 (b)	10,200	10,200
Series C, Rev., VRDO, 1.56%, 9/10/2018 (b)	18,590	18,590

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
City of Colorado Springs, Utilities System, Sub Lien Series A, Rev., VRDO, 1.58%, 9/10/2018 (b)	88,280	88,280
Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 1.56%, 9/10/2018 (b)	92,390	92,390
Colorado Health Facilities Authority, SCL Health System Series A, Rev., VRDO, 1.56%, 9/10/2018 (b)	30,045	30,045
Colorado Housing and Finance Authority, Single Family Mortgage Series B-2, Class 1, Rev., VRDO, AMT, 1.61%, 9/10/2018 (b)	36,495	36,495
County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project Rev., VRDO, FHLMC, LOC: FHLMC, 1.58%, 9/10/2018 (b)	14,320	14,320

		401,480

Connecticut — 1.4%
Connecticut Housing Finance Authority Subseries A-3, Rev., VRDO, 1.58%, 9/10/2018 (b)	22,335	22,335
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries B-3, Rev., VRDO, 1.57%, 9/10/2018 (b)	10,000	10,000
Subseries C-3, Rev., VRDO, AMT, 1.57%, 9/10/2018 (b)	20,000	20,000
Subseries A-3, Rev., VRDO, 1.62%, 9/10/2018 (b)	20,335	20,335
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Subseries E-3, Rev., VRDO, 1.50%, 9/10/2018 (b)	23,370	23,370
Subseries F-5, Rev., VRDO, 1.57%, 9/10/2018 (b)	48,200	48,200
Series D, Subseries D-3, Rev., VRDO, AMT, 1.62%, 9/10/2018 (b)	28,300	28,300
State of Connecticut, Health and Educational Facility Authority
Series A, Rev., VRDO, 1.50%, 9/10/2018 (b)	10,000	10,000
Series D, Rev., VRDO, LOC: Bank of America NA, 1.58%, 9/10/2018 (b)	42,770	42,770

		225,310

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — 0.1%
Delaware State Health Facilities Authority, Christiana Care Health Services Series B, Rev., VRDO, 1.56%, 9/10/2018 (b)	18,105	18,105

District of Columbia — 1.8%
District of Columbia, Georgetown University Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.56%, 9/10/2018 (b)	28,725	28,725
District of Columbia, Georgetown University Issue Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.57%, 9/10/2018 (b)	33,055	33,055
District of Columbia, Medlantic/Helix Issue, Tranche II Series A, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	22,385	22,385
District of Columbia, Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	80,020	80,020
District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, 1.51%, 9/10/2018 (b)	22,510	22,510
Metropolitan Washington Airports Authority
Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	17,310	17,310
Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b)	52,040	52,040
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	35,000	35,000

		291,045

Florida — 2.4%
City of Gainesville, Utilities System Series B, Rev., VRDO, 1.57%, 9/10/2018 (b)	30,000	30,000
County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.56%, 9/10/2018 (b)	11,050	11,050
Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.57%, 9/10/2018 (b)	17,160	17,160
Florida Keys Aqueduct Authority Rev., VRDO, LOC: TD Bank NA, 1.56%, 9/10/2018 (b)	23,100	23,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Municipal Power Agency, All Requirements Power Supply Project Series C, Rev., VRDO, LOC: Bank of America NA, 1.57%, 9/4/2018 (b)	31,520	31,520
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Series I-1, Rev., VRDO, 1.54%, 9/10/2018 (b)	27,450	27,450
Series 2012I, Rev., VRDO, 1.55%, 9/10/2018 (b)	29,500	29,500
Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group
Series I-2, Rev., VRDO, 1.53%, 9/10/2018 (b)	49,100	49,100
Series A, Rev., VRDO, 1.55%, 9/10/2018 (b)	30,950	30,950
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b)	2,895	2,895
JEA, Electric System Series Three 2008B-2, Rev., VRDO, 1.57%, 9/10/2018 (b)	21,925	21,925
JEA, Water and Sewer System Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.60%, 9/10/2018 (b)	46,670	46,670
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.50%, 9/10/2018 (b)	26,410	26,410
Osceola County Multi-Family Housing Finance Authority, Regatta Bay Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.61%, 9/10/2018 (b)	10,400	10,400
Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.61%, 9/10/2018 (b)	8,900	8,900
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-25, Rev., VRDO, LOC: Royal Bank of Canada, 1.81%, 9/10/2018 (b) (c)	8,000	8,000

		375,030

Georgia — 0.7%
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project Rev., VRDO, 1.57%, 9/10/2018 (b)	82,590	82,590

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.64%, 9/10/2018 (b)	2,130	2,130
Henry County Water and Sewer Authority, EAGLE Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 1.60%, 9/10/2018 (b)	5,940	5,940
Rib Floater Trust Various Series 2018-016, Rev., VRDO, LIQ: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	20,000	20,000
Tender Option Bond Trust Receipts/CTFS Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 1.61%, 9/10/2018 (b) (c)	7,500	7,500

		118,160

Hawaii — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	20,000	20,000

Idaho — 0.1%
Coeur d’Alene Tribe Rev., VRDO, LOC: Bank of America NA, 1.67%, 9/10/2018 (b)	5,275	5,275
Idaho State Building Authority, Prison Facilities Project Series A, Rev., VRDO, 1.56%, 9/10/2018 (b)	5,885	5,885

		11,160

Illinois — 5.3%
Chicago O’Hare International Airport, Third Lien Rev., VRDO, LOC: Barclays Bank plc, 1.61%, 9/10/2018 (b)	96,600	96,600
City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	4,300	4,300
County of Cook, Illinois, Catholic Theological Union Project Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 1.56%, 9/10/2018 (b)	23,256	23,256
County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	9,600	9,600
County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.59%, 9/10/2018 (b)	940	940
County of Will, ExxonMobil Project Rev., VRDO, 1.57%, 9/4/2018 (b)	26,515	26,515

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.58%, 9/10/2018 (b)	11,790	11,790
Illinois Finance Authority, Advocate Healthcare Network
Subseries C-3A, Rev., VRDO, 1.57%, 9/10/2018 (b)	17,150	17,150
Subseries C-2A, Rev., VRDO, 1.58%, 9/10/2018 (b)	48,730	48,730
Illinois Finance Authority, Bradley University
Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	28,385	28,385
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	12,790	12,790
Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	83,015	83,015
Illinois Finance Authority, Elmhurst Memorial Healthcare Series D, Rev., VRDO, LOC: Bank of America NA, 1.59%, 9/10/2018 (b)	25,500	25,500
Illinois Finance Authority, Hospital Sisters Services, Inc. Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 1.56%, 9/10/2018 (b)	20,945	20,945
Illinois Finance Authority, Mccormick Theological Seminary Project Rev., VRDO, LOC: Northern Trust Co., 1.55%, 9/10/2018 (b)	14,750	14,750
Illinois Finance Authority, Northwestern Memorial Hospital Series A-4, Rev., VRDO, 1.52%, 9/4/2018 (b)	16,590	16,590
Illinois Finance Authority, OSF Healthcare System Series B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	20,750	20,750
Illinois Finance Authority, The University of Chicago Medical Center
Series A, Rev., VRDO, LOC: Bank of America NA, 1.50%, 9/4/2018 (b)	25,650	25,650
Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.57%, 9/10/2018 (b)	38,820	38,820
Illinois Finance Authority, The University Of Chicago Medical Center
Series D-1, Rev., VRDO, LOC: PNC Bank NA, 1.53%, 9/4/2018 (b)	7,150	7,150
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.54%, 9/4/2018 (b)	5,955	5,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Chicago Series B, Rev., VRDO, 1.55%, 9/10/2018 (b)	20,358	20,358
Illinois Housing Development Authority, Homeowner Mortgage
Rev., VRDO, GNMA/FNMA/FHLMC, 1.58%, 9/10/2018 (b)	12,500	12,500
Series C-3, Rev., VRDO, AMT, 1.60%, 9/10/2018 (b)	5,700	5,700
Illinois Housing Development Authority, Multifamily Housing, Foxview I and II Apartments Rev., VRDO, FHLMC, LOC: FHLMC, 1.56%, 9/10/2018 (b)	19,000	19,000
Illinois Housing Development Authority, Multifamily Housing, Prairie Station Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 9/10/2018 (b)	17,900	17,900
Illinois State Toll Highway Authority
Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/10/2018 (b)	20,000	20,000
Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	1,000	1,000
Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 9/10/2018 (b)	26,700	26,700
Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.59%, 9/10/2018 (b)	51,900	51,900
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 9/10/2018 (b)	74,510	74,510
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 9/10/2018 (b)	21,300	21,300
Joliet Regional Port District Rev., VRDO, 1.52%, 9/4/2018 (b)	14,950	14,950
Regional Transportation Authority Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.57%, 9/10/2018 (b) (c)	4,345	4,345

		829,344

Indiana — 2.6%
City of Rockport, PCR, AEP Generating Co. Project Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.58%, 9/10/2018 (b)	9,100	9,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Ascension Health Senior Credit Group Rev., VRDO, 1.53%, 9/10/2018 (b)	53,575	53,575
Indiana Finance Authority, Ascention Health SR Credit Group Series E-8, Rev., VRDO, 1.56%, 9/10/2018 (b)	39,525	39,525
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.59%, 9/10/2018 (b)	26,575	26,575
Indiana Finance Authority, Educational Facilities Series A, Rev., VRDO, LOC: Northern Trust Co., 1.53%, 9/10/2018 (b)	21,145	21,145
Indiana Finance Authority, Parkview Health System, Inc.
Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.56%, 9/10/2018 (b)	24,000	24,000
Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.57%, 9/10/2018 (b)	65,870	65,870
Indiana Finance Authority, Trinity Health Credit Group Series D-1, Rev., VRDO, 1.56%, 9/10/2018 (b)	74,260	74,260
Indiana Health and Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	17,970	17,970
Indiana Health Facility Financing Authority, Ascension Health Series A-2, Rev., VRDO, 1.53%, 9/10/2018 (b)	24,000	24,000
Indiana State Finance Authority Hospital, University Health Obligated Group
Series E, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/10/2018 (b)	17,300	17,300
Series 2009C, Rev., VRDO, LOC: Northern Trust Co., 1.56%, 9/10/2018 (b)	20,510	20,510
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.55%, 9/10/2018 (b)	14,265	14,265

		408,095

Iowa — 0.3%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.62%, 9/10/2018 (b)	27,635	27,635
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project
Series 2011, Rev., VRDO, LOC: U.S. Bank NA, 1.58%, 9/10/2018 (b)	6,610	6,610
Rev., VRDO, 1.62%, 9/10/2018 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Trinity Health Series D, Rev., VRDO, 1.56%, 9/10/2018 (b)	7,630	7,630

		51,875

Kansas — 0.1%
City of Mission, Multi-Family Housing, Silverwood Apartment Project Rev., VRDO, FNMA, LOC: FNMA, 1.59%, 9/10/2018 (b)	11,000	11,000

Kentucky — 1.0%
Boyle County, Centre College Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	34,035	34,035
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.64%, 9/10/2018 (b)	70,147	70,147
Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project Series A, Rev., VRDO, 1.57%, 9/4/2018 (b)	42,600	42,600
Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding Series A, Rev., VRDO, 1.55%, 9/4/2018 (b)	12,300	12,300

		159,082

Louisiana — 1.1%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge Rev., VRDO, 1.52%, 9/4/2018 (b)	59,025	59,025
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, State Of Louisiana Road And Street Improvement Series A, Rev., VRDO, LOC - DEXIA CREDIT LOCAL , LOC: Citibank NA, 1.55%, 9/10/2018 (b)	22,765	22,765
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project Series A, Rev., VRDO, 1.52%, 9/4/2018 (b)	26,420	26,420
Louisiana Public Facilities Authority, Multifamily Housing, River View Rev., VRDO, FHLMC, 1.58%, 9/10/2018 (b)	11,200	11,200
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project Rev., VRDO, 1.56%, 9/4/2018 (b)	50,000	50,000
State of Louisiana, Gas and Fuels Tax Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	7,240	7,240

		176,650

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — 0.7%
Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Barrington Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 9/10/2018 (b)	5,265	5,265
Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Walker Mews Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.60%, 9/10/2018 (b)	11,700	11,700
Maryland Economic Development Corp., Howard Hughes Medical Institute Series B, Rev., VRDO, 1.57%, 9/10/2018 (b)	23,260	23,260
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series B, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	6,300	6,300
Series D, Rev., VRDO, LOC: Bank of America NA, 1.77%, 9/10/2018 (b)	1,354	1,354
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Issue Series D, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	1,100	1,100
Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, 1.55%, 9/10/2018 (b)	25,655	25,655
Montgomery County Housing Opportunities Commission, Oakfield Apartments Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.60%, 9/10/2018 (b)	2,000	2,000
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 1.59%, 9/10/2018 (b)	8,450	8,450
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	18,000	18,000

		103,084

Massachusetts — 1.7%
Commonwealth of Massachusetts
Series B, GO, VRDO, 1.43%, 9/4/2018 (b)	40,010	40,010
Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.57%, 9/10/2018 (b) (c)	13,605	13,605
Massachusetts Bay Transportation Authority, General Transportation System Series A-1, Rev., VRDO, 1.54%, 9/10/2018 (b)	10,480	10,480

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Department of Transportation Series A-6, Rev., VRDO, 1.58%, 9/10/2018 (b)	21,265	21,265
Massachusetts Development Finance Agency, Boston University Series U-6E, Rev., VRDO, LOC - BANK OF NOVA SCOTIA , LOC: TD Bank NA, 1.45%, 9/10/2018 (b)	48,995	48,995
Massachusetts Health and Educational Facilities Authority Series G, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	19,250	19,250
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Series A-1, Rev., VRDO, 1.51%, 9/4/2018 (b)	36,850	36,850
Massachusetts Health and Educational Facilities Authority, Partners Healthcare System Series F3, Rev., VRDO, LOC: TD Bank NA, 1.53%, 9/10/2018 (b)	14,865	14,865
Massachusetts State Development Finance Agency, First Mortgage Brookhaven Series B, Rev., VRDO, LOC: Bank of America NA, 1.63%, 9/10/2018 (b)	1,700	1,700
Massachusetts State Health and Educational Facilities Authority, Capital Asset Program
Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.54%, 9/10/2018 (b)	15,400	15,400
Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.61%, 9/10/2018 (b)	1,900	1,900
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, 1.57%, 9/10/2018 (b)	22,000	22,000
University of Massachusetts Building Authority Series 1, Rev., VRDO, 1.57%, 9/10/2018 (b)	19,070	19,070

		265,390

Michigan — 1.3%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.60%, 9/10/2018 (b)	1,320	1,320
Michigan State Housing Development Authority, Rental Housing
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.61%, 9/10/2018 (b)	33,420	33,420
Series D, Rev., VRDO, AMT, 1.62%, 9/10/2018 (b)	48,675	48,675

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Michigan State Housing Development Authority, Single-Family Mortgage
Series D, Rev., VRDO, 1.60%, 9/10/2018 (b)	12,700	12,700
Series B, Rev., VRDO, AMT, 1.63%, 9/10/2018 (b)	53,615	53,615
Tender Option Bond Trust Receipts/CTFS
Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 1.58%, 9/10/2018 (b) (c)	21,540	21,540
Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.61%, 9/10/2018 (b) (c)	11,580	11,580
University of Michigan Series A, Rev., VRDO, 1.39%, 9/4/2018 (b)	16,105	16,105

		198,955

Minnesota — 1.3%
City of Oak Park Heights, Multi-Family Rev., VRDO, FHLMC, LIQ: FHLMC, 1.55%, 9/10/2018 (b)	22,295	22,295
City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.54%, 9/10/2018 (b)	20,250	20,250
County of Hennepin Series B, GO, VRDO, 1.51%, 9/10/2018 (b)	17,100	17,100
Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	8,010	8,010
Minneapolis and St Paul Housing and Redevelopment Authority, Health Care System, Allina Health System
Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	43,175	43,175
Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	37,145	37,145
Minnesota Housing Finance Agency, Residential Housing Finance
Series F, Rev., VRDO, GNMA/FNMA/FHLMC, 1.56%, 9/10/2018 (b)	37,800	37,800
Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.59%, 9/10/2018 (b)	23,000	23,000

		208,775

Mississippi — 3.5%
Chevron USA, Inc. Project, Series B, Rev., VRDO, 1.56%, 9/4/2018 (b)	18,750	18,750
County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 1.54%, 9/4/2018 (b)	26,925	26,925

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Business Finance Corp Series I, Rev., VRDO, 1.54%, 9/4/2018 (b)	40,080	40,080
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series A, Rev., VRDO, 1.54%, 9/4/2018 (b)	70,225	70,225
Series A, Rev., VRDO, 1.54%, 9/4/2018 (b)	9,990	9,990
Series C, Rev., VRDO, 1.54%, 9/4/2018 (b)	33,470	33,470
Series D, Rev., VRDO, CHEVRON CORP (GTD) / CHEVRON U S A INC (OBLI), 1.54%, 9/4/2018 (b)	16,965	16,965
Series D, Rev., VRDO, 1.54%, 9/4/2018 (b)	11,800	11,800
Series E, Rev., VRDO, 1.54%, 9/4/2018 (b)	1,950	1,950
Series G, Rev., VRDO, 1.54%, 9/4/2018 (b)	19,825	19,825
Series G, Rev., VRDO, 1.54%, 9/4/2018 (b)	19,260	19,260
Series F, Rev., VRDO, 1.56%, 9/4/2018 (b)	37,100	37,100
Series K, Rev., VRDO, 1.56%, 9/4/2018 (b)	29,850	29,850
Series L, Rev., VRDO, 1.56%, 9/4/2018 (b)	12,950	12,950
Series A, Rev., VRDO, 1.55%, 9/10/2018 (b)	103,430	103,430
Series C, Rev., VRDO, 1.57%, 9/10/2018 (b)	23,790	23,790
Series E, Rev., VRDO, 1.57%, 9/10/2018 (b)	9,100	9,100
Mississippi Development Bank Special Obligation, Harrison County Coliseum Series B, Rev., VRDO, LOC: Bank of America NA, 1.63%, 9/10/2018 (b)	38,900	38,900
Mississippi Development Bank Special Obligation, Jackson County, Industrial Water System Project Series 2009, Rev., VRDO, 1.54%, 9/4/2018 (b)	15,350	15,350
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services Rev., VRDO, 1.56%, 9/10/2018 (b)	8,390	8,390

		548,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 3.0%
City of Kansas Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	59,075	59,075
Health and Educational Facilities Authority of the State of Missouri
Series A, Rev., VRDO, LIQ: BJC Health System, 1.53%, 9/10/2018 (b)	56,500	56,500
Series C, Rev., VRDO, LIQ: BJC Health System, 1.53%, 9/10/2018 (b)	77,075	77,075
Series D, Rev., VRDO, 1.53%, 9/10/2018 (b)	64,230	64,230
Series E, Rev., VRDO, 1.55%, 9/10/2018 (b)	38,295	38,295
Series F, Rev., VRDO, 1.55%, 9/10/2018 (b)	49,750	49,750
Health and Educational Facilities Authority of the State of Missouri, Bethesda Health Group Series B, Rev., VRDO, LOC: Bank of America NA, 1.52%, 9/4/2018 (b)	11,995	11,995
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series E, Rev., VRDO, 1.52%, 9/10/2018 (b)	9,975	9,975
Kansas City IDA, Livers Bronze Co. Project Rev., VRDO, LOC: Bank of America NA, 1.73%, 9/10/2018 (b)	250	250
Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation Series A, Rev., VRDO, 1.55%, 9/4/2018 (b)	27,590	27,590
Missouri State Health and Educational Facilities Authority Series B, Rev., VRDO, LIQ: BJC Health System, 1.53%, 9/10/2018 (b)	61,810	61,810
Missouri State Health and Educational Facilities Authority, Health Facilities, SSM Health Care Series G, Rev., VRDO, 1.55%, 9/10/2018 (b)	13,100	13,100

		469,645

Nebraska — 0.3%
County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center
Series B-1, Rev., VRDO, LOC: U.S. Bank NA, 1.52%, 9/4/2018 (b)	21,390	21,390
Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	26,645	26,645

		48,035

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 1.0%
City of Reno, Hospital, Renown Regional Medical Center Project Series A, Rev., VRDO, LOC: MUFG Union Bank NA, 1.58%, 9/10/2018 (b)	30,060	30,060
Clark County, Nevada Airport System, Sub Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.61%, 9/10/2018 (b)	9,175	9,175
County of Clark, Airport Series A, GO, VRDO, AMT, 1.61%, 9/10/2018 (b)	40,105	40,105
County of Clark, Department of Aviation, Nevada Airport System Series B-2, Rev., VRDO, AMT, LOC: State Street Bank & Trust, 1.60%, 9/10/2018 (b)	32,235	32,235
County of Clark, Passenger Facility Charge, Mccarran International Airport Series F-2, Rev., VRDO, LOC: MUFG Union Bank NA, 1.58%, 9/10/2018 (b)	31,015	31,015
Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.59%, 9/10/2018 (b)	8,050	8,050

		150,640

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority, Dartmouth College Series B, Rev., VRDO, 1.47%, 9/4/2018 (b)	16,540	16,540

New Jersey — 0.3%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	40,000	40,000

New Mexico — 0.1%
University of New Mexico, Subordinate Lien System Series B, Rev., VRDO, 1.56%, 9/10/2018 (b)	14,205	14,205

New York — 21.7%
City of New York
Subseries L-5, GO, VRDO, 1.52%, 9/4/2018 (b)	10,250	10,250
Series D, Subseries D-3A, GO, VRDO, 1.55%, 9/4/2018 (b)	49,155	49,155
Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.56%, 9/4/2018 (b)	55,310	55,310
City of New York, Fiscal Year 2006
Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	21,300	21,300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 1.55%, 9/4/2018 (b)	31,500	31,500
Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	36,400	36,400
City of New York, Fiscal Year 2008 Subseries D-3, GO, VRDO, 1.53%, 9/10/2018 (b)	24,700	24,700
City of New York, Fiscal Year 2012
Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.51%, 9/4/2018 (b)	32,250	32,250
Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 1.52%, 9/4/2018 (b)	81,200	81,200
City of New York, Fiscal Year 2013
Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 1.52%, 9/4/2018 (b)	20,450	20,450
Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 1.57%, 9/4/2018 (b)	28,100	28,100
Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 1.57%, 9/4/2018 (b)	3,400	3,400
City of New York, Fiscal Year 2014
Subseries D-4, GO, VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	53,725	53,725
Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	61,550	61,550
City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 9/10/2018 (b)	14,200	14,200
City of New York, Fiscal Year 2016 Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 1.55%, 9/4/2018 (b)	10,225	10,225
City of New York, Fiscal Year 2017 Series A, Subseries A-6, GO, VRDO, 1.56%, 9/4/2018 (b)	35,345	35,345
City of New York, Housing Development Corp. Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.62%, 9/10/2018 (b)	19,700	19,700
City of New York, Housing Development Corp., State Renaissance Court Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 9/10/2018 (b)	35,200	35,200
Metropolitan Transportation Authority
Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	7,000	7,000
Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/4/2018 (b)	1,615	1,615

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.57%, 9/4/2018 (b)	11,300	11,300
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.53%, 9/10/2018 (b)	54,525	54,525
Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	47,590	47,590
Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.59%, 9/10/2018 (b)	75,945	75,945
Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured Series B, Rev., VRDO, 1.57%, 9/10/2018 (b)	43,460	43,460
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., VRDO, 1.62%, 9/10/2018 (b)	48,750	48,750
Nassau Health Care Corp., Nassau County Guaranteed
Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	9,345	9,345
Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 1.55%, 9/10/2018 (b)	18,750	18,750
New York City Health and Hospital Corp., Health System
Series B, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	8,750	8,750
Series C, Rev., VRDO, LOC: TD Bank NA, 1.55%, 9/10/2018 (b)	36,100	36,100
New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.58%, 9/10/2018 (b)	4,760	4,760
New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.53%, 9/10/2018 (b)	2,800	2,800
New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.58%, 9/10/2018 (b)	13,600	13,600
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	10,630	10,630
New York City Municipal Water Finance Authority, Water and Sewer System Subseries A-1, Rev., VRDO, 1.55%, 9/4/2018 (b)	10,000	10,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Subseries B-1A, Rev., VRDO, 1.57%, 9/10/2018 (b)	64,400	64,400
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Subseries A-2, Rev., VRDO, 1.52%, 9/4/2018 (b)	20,345	20,345
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, 1.55%, 9/4/2018 (b)	34,640	34,640
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2015 Rev., VRDO, 1.53%, 9/4/2018 (b)	42,300	42,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Subseries AA-4, Rev., VRDO, 1.53%, 9/4/2018 (b)	39,660	39,660
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, 1.57%, 9/4/2018 (b)	32,250	32,250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-1, Rev., VRDO, 1.50%, 9/4/2018 (b)	38,825	38,825
Series DD-3B, Rev., VRDO, 1.55%, 9/4/2018 (b)	27,050	27,050
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, 1.56%, 9/10/2018 (b)	37,700	37,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series AA, Subseries AA1-AA6, Rev., VRDO, 1.50%, 9/4/2018 (b)	43,145	43,145
Series AA, Subseries AA-5, Rev., VRDO, 1.57%, 9/4/2018 (b)	74,815	74,815
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Subseries BB-4, Rev., VRDO, 1.55%, 9/4/2018 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series BB-3, Rev., VRDO, 1.56%, 9/10/2018 (b)	42,350	42,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, 1.55%, 9/4/2018 (b)	49,480	49,480
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series BB, Rev., VRDO, 1.52%, 9/4/2018 (b)	34,625	34,625
Series BB-1B, Rev., VRDO, 1.52%, 9/4/2018 (b)	32,460	32,460
Subseries BB-3, Rev., VRDO, 1.56%, 9/10/2018 (b)	37,500	37,500
New York City Transitional Finance Authority, Future Tax Secured
Subseries A-4, Rev., VRDO, 1.52%, 9/4/2018 (b)	49,910	49,910
Subseries E-4, Rev., VRDO, 1.52%, 9/4/2018 (b)	1,350	1,350
Rev., VRDO, 1.55%, 9/4/2018 (b)	36,935	36,935
Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	30,800	30,800
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, 1.56%, 9/10/2018 (b)	50,510	50,510
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Subseries A-4, Rev., VRDO, 1.50%, 9/4/2018 (b)	38,420	38,420
Subseries C4, Rev., VRDO, 1.57%, 9/4/2018 (b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.53%, 9/10/2018 (b)	41,340	41,340
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.53%, 9/10/2018 (b)	32,300	32,300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, 1.57%, 9/4/2018 (b)	83,190	83,190
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, 1.56%, 9/4/2018 (b)	76,365	76,365
New York City Transitional Finance Authority, New York City Recovery
Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 1.53%, 9/10/2018 (b)	11,110	11,110
Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.55%, 9/10/2018 (b)	1,765	1,765
Series 3, Subseries 3-G, Rev., VRDO, 1.59%, 9/10/2018 (b)	14,815	14,815
New York City Transitional Finance Authority, Recovery Series 1, Subseries 1D, Rev., VRDO, 1.50%, 9/4/2018 (b)	8,195	8,195
New York City Trust for Cultural Resources, American Museum of Natural History Series B3, Rev., VRDO, 1.56%, 9/10/2018 (b)	13,485	13,485
New York City Water and Sewer System, Water and Sewer System Subseries B, Rev., VRDO, 1.55%, 9/4/2018 (b)	14,390	14,390
New York Liberty Development Corp. Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.58%, 9/10/2018 (b) (c)	3,160	3,160
New York State Dormitory Authority
Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	7,400	7,400
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.59%, 9/10/2018 (b)	37,615	37,615
New York State Dormitory Authority, City University System, CONS Fifth General Resolution
Series C, Rev., VRDO, LOC: Bank of America NA, 1.53%, 9/10/2018 (b)	97,275	97,275
Series D, Rev., VRDO, LOC: TD Bank NA, 1.53%, 9/10/2018 (b)	42,730	42,730
New York State Dormitory Authority, Court Facilities Lease Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.63%, 9/10/2018 (b)	69,525	69,525

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.65%, 9/10/2018 (b)	12,700	12,700
New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project
Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.57%, 9/10/2018 (b)	18,600	18,600
Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.58%, 9/10/2018 (b)	14,920	14,920
New York State Housing Finance Agency
Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.54%, 9/4/2018 (b)	12,900	12,900
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	46,900	46,900
New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	2,755	2,755
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.62%, 9/10/2018 (b)	23,250	23,250
New York State Housing Finance Agency, 240 East 39th Street Housing Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	14,500	14,500
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	56,500	56,500
New York State Housing Finance Agency, 350 West 43rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.57%, 9/4/2018 (b)	29,500	29,500
New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	2,400	2,400
New York State Housing Finance Agency, 363 West 30th Street Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.62%, 9/10/2018 (b)	9,000	9,000
New York State Housing Finance Agency, 42nd and 10th Housing
Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.54%, 9/10/2018 (b)	13,010	13,010

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.60%, 9/10/2018 (b)	67,530	67,530
New York State Housing Finance Agency, 42nd West 10th Street Housing Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.54%, 9/10/2018 (b)	16,425	16,425
New York State Housing Finance Agency, 505 West 37th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.50%, 9/4/2018 (b)	58,310	58,310
New York State Housing Finance Agency, 555 Tenth Avenue Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.64%, 9/10/2018 (b)	58,250	58,250
New York State Housing Finance Agency, 606 West 57th Street Housing Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.56%, 9/10/2018 (b)	13,715	13,715
New York State Housing Finance Agency, 625 West 57th Street Housing Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 1.54%, 9/10/2018 (b)	14,050	14,050
New York State Housing Finance Agency, Clinton Park Phase II Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.62%, 9/10/2018 (b)	3,900	3,900
New York State Housing Finance Agency, East 84th Street Housing Series A, Class E, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	28,200	28,200
New York State Housing Finance Agency, Madison Avenue Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.54%, 9/4/2018 (b)	58,880	58,880
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China, 1.63%, 9/10/2018 (b)	42,750	42,750
New York State Housing Finance Agency, North End Series A, Rev., VRDO , FNMA, LOC: FNMA, 1.53%, 9/10/2018 (b)	7,050	7,050
New York State Housing Finance Agency, Service Contract Series M-1, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/10/2018 (b)	10,995	10,995
New York State Housing Finance Agency, Theater Row Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.57%, 9/10/2018 (b)	11,300	11,300
New York State Housing Finance Agency, Tribeca Landing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	1,800	1,800

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Union Square South Housing Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	41,950	41,950
New York State Housing Finance Agency, West 23rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	2,100	2,100
New York State Housing Finance Agency, West End Rev., VRDO, FNMA, LOC: FNMA, 1.65%, 9/10/2018 (b)	13,200	13,200
New York State Housing Finance Agency, Weyant Green Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	100	100
New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.57%, 9/10/2018 (b)	3,400	3,400
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-120, Rev., VRDO, LOC: Royal Bank of Canada, 1.53%, 9/4/2018 (b) (c)	10,000	10,000
Series E-121, Rev., VRDO, LOC: Royal Bank of Canada, 1.53%, 9/4/2018 (b) (c)	35,000	35,000
Series E-99, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	20,000	20,000
Tender Option Bond Trust Receipts/CTFS
Series E-118, GO, LOC: Royal Bank of Canada, 1.53%, 9/4/2018 (b)	50,000	50,000
Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 1.59%, 9/10/2018 (b) (c)	11,250	11,250
Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 1.59%, 9/10/2018 (b) (c)	20,000	20,000
Series 2018-XF2550, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	18,375	18,375
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Subseries B-3, Rev., VRDO, LOC: State Street Bank & Trust, 1.52%, 9/4/2018 (b)	55,000	55,000
Series A, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	26,450	26,450

		3,411,025

North Carolina — 2.6%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, 1.55%, 9/10/2018 (b)	23,960	23,960
City of Charlotte, 2003 Governmental Facilities Projects Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.56%, 9/10/2018 (b)	46,860	46,860

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
City of Charlotte, Governmental Facilities Series F, COP, VRDO, 1.61%, 9/10/2018 (b)	7,675	7,675
City of Greensboro, Combined Enterprise System Series A, Rev., VRDO, 1.53%, 9/10/2018 (b)	19,580	19,580
City of Raleigh, Combined Enterprise System Series B, Rev., VRDO, 1.60%, 9/10/2018 (b)	28,300	28,300
City of Raleigh, Downtown Improvement Projects
Series A, COP, VRDO, 1.58%, 9/10/2018 (b)	40,900	40,900
Series B-1, COP, VRDO, 1.58%, 9/10/2018 (b)	46,570	46,570
City of Raleigh, Enterprise System Series A, Rev., VRDO, 1.60%, 9/10/2018 (b)	7,835	7,835
Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle Institute Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.45%, 9/10/2018 (b)	17,260	17,260
Forsyth County Series A, GO, VRDO, 1.53%, 9/10/2018 (b)	5,635	5,635
North Carolina Capital Facilities Finance Agency, NCCU Real Estate Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	14,600	14,600
North Carolina Medical Care Commission, Health Care Facilities, WakeMed Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.54%, 9/10/2018 (b)	12,385	12,385
North Carolina Medical Care Commission, Moses Cone Health System
Series B, Rev., VRDO, 1.54%, 9/4/2018 (b)	31,410	31,410
Series A, Rev., VRDO, 1.54%, 9/10/2018 (b)	33,755	33,755
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industriel et Commercial, 1.62%, 9/10/2018 (b)	14,800	14,800
University of North Carolina, University Hospital at Chapel Hill
Series A, Rev., VRDO, 1.54%, 9/4/2018 (b)	12,390	12,390
Series B, Rev., VRDO, 1.54%, 9/4/2018 (b)	31,975	31,975

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series A, Rev., VRDO, 1.53%, 9/10/2018 (b)	10,870	10,870

		406,760

Ohio — 1.7%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	300	300
City of Cleveland, Airport System Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	5,175	5,175
Columbus Regional Airport Authority, Airport Facility, Flightsafety International Inc. Rev., VRDO, AMT, 1.61%, 9/10/2018 (b)	22,170	22,170
County of Cleveland-Cuyahoga, Port Authority Cultural Facility, Museum of Art Project Series B, Rev., VRDO, 1.56%, 9/10/2018 (b)	20,000	20,000
County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System Series 2000, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	22,305	22,305
County of Franklin, Ohio Hospital Facilities Rev., VRDO, 1.55%, 9/10/2018 (b)	20,000	20,000
County of Hamilton, Hospital Facilities Series B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	10,500	10,500
County of Hamilton, Hospital Facilities, Elizabeth Gamble Deaconess Home Association Series A, Rev., VRDO, LOC: Northern Trust Co., 1.57%, 9/10/2018 (b)	14,550	14,550
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System
Series B-4, Rev., VRDO, 1.52%, 9/4/2018 (b)	41,535	41,535
Rev., VRDO, LIQ: Bank of New York Mellon, 1.55%, 9/4/2018 (b)	6,550	6,550
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.61%, 9/10/2018 (b)	38,000	38,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-104, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	28,745	28,745
Series E-119, Rev., VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	15,000	15,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio, Infrastructure Improvement Series A, GO, VRDO, 1.58%, 9/10/2018 (b)	15,375	15,375

		260,205

Oregon — 0.2%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.56%, 9/10/2018 (b)	15,450	15,450
Oregon Health and Science University Series B-3, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/4/2018 (b)	7,500	7,500
State of Oregon, Facilities Authority, PeaceHealth Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.57%, 9/10/2018 (b)	3,635	3,635

		26,585

Other — 1.0%
FHLMC, Multi-Family Housing
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	5,820	5,820
Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	33,915	33,915
Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	17,812	17,812
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	46,810	46,810
Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	16,395	16,395
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 9/10/2018 (b)	20,240	20,240
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 9/10/2018 (b)	11,205	11,205
SunAmerica Taxable Trust
Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.62%, 9/10/2018 (b)	2,360	2,360

		154,557

Pennsylvania — 3.5%
Bucks County IDA, Grand View Hospital
Series A, Rev., VRDO, LOC: TD Bank NA, 1.53%, 9/10/2018 (b)	400	400
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	20,300	20,300
Butler County General Authority Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 1.57%, 9/10/2018 (b) (c)	19,090	19,090

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Butler County General Authority, North Allegheny School District Project Series B, Rev., VRDO, 1.57%, 9/10/2018 (b)	8,570	8,570
City of Philadelphia, Gas Works, 1998 General Ordinance, Eight
Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.56%, 9/10/2018 (b)	12,900	12,900
Series E, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	24,770	24,770
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.57%, 9/10/2018 (b)	18,115	18,115
County of Allegheny
Series C, GO, VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	33,775	33,775
Series C-51, GO, VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	12,000	12,000
Delaware Valley Regional Finance Authority, Local Government Class A, Rev., VRDO, LIQ: Societe Generale, 1.57%, 9/10/2018 (b) (c)	16,295	16,295
Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	25,895	25,895
Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	15,540	15,540
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	18,910	18,910
Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	1,890	1,890
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	17,080	17,080
Pennsylvania Higher Educational Facilities Authority, Drexel University Series B, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/4/2018 (b)	9,800	9,800
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	2,400	2,400
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2007-99C, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	4,475	4,475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Philadelphia Authority, Industrial Development Multi-Modal Lease Series B-3, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	17,405	17,405
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-110, Rev., VRDO, LIQ: Royal Bank of Canada, 1.53%, 9/4/2018 (b) (c)	40,000	40,000
Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 1.53%, 9/4/2018 (b) (c)	160,095	160,095
Series E-101, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	72,250	72,250

		551,955

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 1.62%, 9/10/2018 (b)	1,475	1,475
Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	32,190	32,190
Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/10/2018 (b)	7,045	7,045
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.63%, 9/10/2018 (b)	7,000	7,000
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 1.55%, 9/4/2018 (b)	450	450
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	9,000	9,000

		57,160

South Carolina — 0.1%
City of Columbia, Waterworks and Sewer System Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.56%, 9/10/2018 (b)	10,000	10,000
City of North Charleston, Public Facilities Convention, Convention Center Project COP, VRDO, LOC: Bank of America NA, 1.59%, 9/10/2018 (b)	1,800	1,800

		11,800

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 1.0%
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	33,615	33,615
Greeneville Health and Educational Facilities Board, Ballad Health Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.55%, 9/10/2018 (b)	100,000	100,000
Metropolitan Government of Nashville and Davidson County Industrial Development Board, Multifamily Housing, Arbor Knoll Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	13,400	13,400
Tender Option Bond Trust Receipts/CTFS Series 2018-ZF0650, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	7,500	7,500

		154,515

Texas — 6.6%
Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, FNMA, LOC: FNMA, 1.60%, 9/10/2018 (b)	8,400	8,400
City of Austin, Airport System Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	24,325	24,325
City of Austin, Texas Hotel Occupancy Tax Series A, Rev., VRDO, LOC: Citibank NA, 1.56%, 9/10/2018 (b)	18,715	18,715
City of Austin, Water and Wastewater System Rev., VRDO, LOC: Citibank NA, 1.57%, 9/10/2018 (b)	36,015	36,015
City of Houston, Combined Utility System, First Lien
Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.57%, 9/10/2018 (b)	10,600	10,600
Series B-2, Rev., VRDO, LOC: Citibank NA, 1.57%, 9/10/2018 (b)	21,000	21,000
Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.57%, 9/10/2018 (b)	41,700	41,700
County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System Rev., VRDO, 1.57%, 9/10/2018 (b)	25,000	25,000
County of Harris, Industrial Development Corp., Pollution Control Rev., VRDO, 1.52%, 9/4/2018 (b)	17,700	17,700

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Harris, Industrial Development Corp., Pollution Control, Exxon Corp. Rev., VRDO, 1.52%, 9/4/2018 (b)	21,200	21,200
County of Jefferson, Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.65%, 9/10/2018 (b)	10,600	10,600
Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.61%, 9/10/2018 (b)	12,000	12,000
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project
Rev., VRDO, 1.57%, 9/4/2018 (b)	1,780	1,780
Series B, Rev., VRDO, 1.57%, 9/4/2018 (b)	9,350	9,350
Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobile Project Series A, Rev., VRDO, 1.57%, 9/4/2018 (b)	20,075	20,075
Gulf Coast Waste Disposal Authority, Exxon Corp. Rev., VRDO, 1.52%, 9/4/2018 (b)	32,900	32,900
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.57%, 9/10/2018 (b)	22,615	22,615
Series D, Rev., VRDO, 1.57%, 9/10/2018 (b)	18,500	18,500
Harris County Industrial Development Corp., Pollution Control, Exxon Corp. Series 1987, Rev., VRDO, 1.57%, 9/4/2018 (b)	15,300	15,300
Lower Neches Valley Authority Industrial Development Corp, Exxonmobil Project Series B, Rev., VRDO, 1.58%, 9/4/2018 (b)	49,830	49,830
Lower Neches Valley Authority Industrial Development Corp. Subseries B-2, Rev., VRDO, 1.57%, 9/4/2018 (b)	16,480	16,480
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2010, Rev., VRDO, 1.54%, 9/4/2018 (b)	10,000	10,000
Series 2011, Rev., VRDO, 1.54%, 9/4/2018 (b)	13,325	13,325
Series A, Rev., VRDO, 1.55%, 9/4/2018 (b)	30,400	30,400
Series A-2, Rev., VRDO, 1.55%, 9/4/2018 (b)	1,300	1,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Subseries A-3, Rev., VRDO, 1.55%, 9/4/2018 (b)	100	100
North Texas Tollway Authority
Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.58%, 9/10/2018 (b)	18,600	18,600
Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	6,750	6,750
State of Texas
GO, VRDO, LIQ: FHLB, 1.55%, 9/10/2018 (b)	70,000	70,000
Series 2016, GO, VRDO, 1.60%, 9/10/2018 (b)	45,450	45,450
State of Texas, Veterans Bonds GO, VRDO, LIQ: State Street Bank & Trust, 1.54%, 9/10/2018 (b)	13,905	13,905
State of Texas, Veterans Housing Assistance Program GO, VRDO, LIQ: State Street Bank & Trust, 1.54%, 9/10/2018 (b)	11,360	11,360
Tarrant County Cultural Education Facilities Finance Corp.
Series B, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	36,415	36,415
Rev., VRDO, 1.55%, 9/10/2018 (b)	55,735	55,735
Rev., VRDO, 1.58%, 9/10/2018 (b)	17,000	17,000
Rev., VRDO, LOC: Bank of New York Mellon, 1.60%, 9/10/2018 (b)	20,200	20,200
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	28,190	28,190
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Rev., VRDO, 1.58%, 9/10/2018 (b)	35,900	35,900
Series 2012-B, Rev., VRDO, 1.58%, 9/10/2018 (b)	34,000	34,000
Series A, Rev., VRDO, 1.58%, 9/10/2018 (b)	46,860	46,860
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2669, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	17,820	17,820
Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.61%, 9/10/2018 (b) (c)	1,360	1,360
Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b)	4,700	4,700

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Texas Department of Housing and Community Affairs, Multi-Family Housing, Timber Point Apartments Project Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.63%, 9/10/2018 (b)	740	740
Texas Transportation Commission, State Highway Fund, First Tier Series B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.56%, 9/10/2018 (b)	30,000	30,000
University of Texas Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.47%, 9/10/2018 (b)	23,050	23,050
University of Texas, Permanent University System Series A, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.59%, 9/10/2018 (b)	37,655	37,655

		1,044,900

Utah — 1.4%
Central Utah Water Conservancy District Series A, Rev., VRDO, 1.58%, 9/10/2018 (b)	23,700	23,700
County of Utah Hospital, IHC Health Services, Inc.
Series C, Rev., VRDO, 1.52%, 9/4/2018 (b)	16,700	16,700
Series B, Rev., VRDO, 1.55%, 9/10/2018 (b)	8,425	8,425
Series C, Rev., VRDO, 1.55%, 9/10/2018 (b)	95,440	95,440
Series C, Rev., VRDO, 1.55%, 9/10/2018 (b)	8,775	8,775
Series C, Rev., VRDO, 1.56%, 9/10/2018 (b)	27,650	27,650
Utah Housing Finance Agency, Single Family Mortgage
Series D-1, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	2,715	2,715
Series E-1, Class I, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	2,820	2,820
Series F-2, Class I, Rev., VRDO, 1.59%, 9/10/2018 (b)	2,945	2,945
Utah Water Finance Agency Series B-2, Rev., VRDO, 1.58%, 9/10/2018 (b)	25,000	25,000

		214,170

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.8%
Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series A, Rev., VRDO, 1.57%, 9/10/2018 (b)	16,000	16,000
County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute Series B, Rev., VRDO, 1.57%, 9/10/2018 (b)	300	300
Fairfax County Industrial Development Authority, Virginia Health Care Rev., VRDO, 1.50%, 9/10/2018 (b)	20,600	20,600
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Rev., VRDO, 1.55%, 9/10/2018 (b)	25,000	25,000
Loudoun County Economic Development Authority Series C, Rev., VRDO, 1.57%, 9/10/2018 (b)	18,570	18,570
Loudoun County IDA, Howard Hughes Medical Institute
Series E, Rev., VRDO, 1.56%, 9/10/2018 (b)	20,500	20,500
Series D, Rev., VRDO, 1.57%, 9/10/2018 (b)	15,000	15,000
Loudoun County Sanitation Authority, Water and Sewer System Rev., VRDO, 1.57%, 9/10/2018 (b)	6,410	6,410
Virginia College Building Authority, Educational Facilities, University of Richmond Project Series 2004, Rev., VRDO, 1.55%, 9/10/2018 (b) (c)	9,975	9,975

		132,355

Washington — 1.1%
Chelan County Public Utility District No. 1 Series B, Rev., VRDO, 1.56%, 9/10/2018 (b)	17,000	17,000
County of King, Sewer Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.56%, 9/10/2018 (b)	22,000	22,000
Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 1.64%, 9/10/2018 (b)	7,330	7,330
Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project Rev., VRDO, LOC: U.S. Bank NA, 1.70%, 9/4/2018 (b)	1,575	1,575
Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.61%, 9/10/2018 (b)	9,985	9,985

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens at University Village Project Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 9/10/2018 (b)	23,540	23,540
Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.61%, 9/10/2018 (b)	27,180	27,180
Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.59%, 9/10/2018 (b)	14,660	14,660
Washington State Housing Finance Commission, Multi-Family Housing, The New Haven Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	17,400	17,400
Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 1.59%, 9/10/2018 (b)	24,415	24,415
Washington State Housing Finance Commission, Vintage Spokane Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.65%, 9/10/2018 (b)	15,095	15,095

		180,180

Wisconsin — 0.1%
Wisconsin Housing and EDA, Home Ownership Series C, Rev., VRDO, 1.57%, 9/10/2018 (b)	11,205	11,205

Wyoming — 0.7%
County of Lincoln, Wyoming Pollution Control, Exxonmobile Project. Series 2014-E, Rev., VRDO, 1.52%, 9/4/2018 (b)	48,450	48,450
County of Sublette, Wyoming Pollution Control, Exxonmobile Project Rev., VRDO, 1.52%, 9/4/2018 (b)	31,600	31,600
County of Uinta Rev., VRDO, 1.54%, 9/4/2018 (b)	22,720	22,720
Wyoming Community Development Authority Housing Series 2, Rev., VRDO, 1.56%, 9/10/2018 (b)	9,750	9,750

		112,520

Total Municipal Bonds (Cost $12,844,192)		12,844,192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 6.9%
California — 2.0%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 6, LIQ: Sumitomo Mitsui Banking, 1.57%, 9/10/2018 #(c)	30,000	30,000
Series 3, LIQ: TD Bank NA, 1.59%, 9/10/2018 #(c)	26,500	26,500
Nuveen California Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.66%, 9/10/2018 #(b) (c)	26,800	26,800
Series 2, LIQ: Citibank NA, 1.71%, 9/10/2018 #(c)	27,500	27,500
Series 4, LIQ: Royal Bank of Canada, 1.71%, 9/10/2018 #(c)	58,500	58,500
Series 6, LIQ: Citibank NA, 1.71%, 9/10/2018 #(c)	67,600	67,600
Series 7, LIQ: Royal Bank of Canada, 1.71%, 9/10/2018 #(b) (c)	21,000	21,000
Series 1, LIQ: Societe Generale, 1.72%, 9/10/2018 #(c)	59,200	59,200

		317,100

Illinois — 0.6%
Nuveen AMT-Free Municipal Credit Income Fund Series 4, LIQ: Citibank NA, 1.66%, 9/10/2018 #(c)	95,000	95,000

New York — 0.8%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 5, LIQ: TD Bank NA, 1.60%, 9/10/2018 #(c)	40,000	40,000
Series 1, LIQ: Citibank NA, 1.62%, 9/10/2018 #(c)	28,600	28,600
Series 2, LIQ: Citibank NA, 1.62%, 9/10/2018 #(c)	47,400	47,400
Series 3, LIQ: Citibank NA, 1.62%, 9/10/2018 #(c)	8,500	8,500

		124,500

Other — 3.5%
Nuveen AMT-Free Municipal Credit Income Fund
Series 5, LIQ: Societe Generale, 1.66%, 9/10/2018 #(c)	147,000	147,000
Series 6, LIQ: Sumitomo Mitsui Banking, 1.66%, 9/10/2018 #(c)	133,300	133,300
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.61%, 9/10/2018 #(c)	153,500	153,500
Series 2, LIQ: Citibank NA, 1.66%, 9/10/2018 #(c)	92,000	92,000

INVESTMENTS	SHARES (000)	VALUE ($000)

Other — continued
Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.66%, 9/10/2018 #(c)	30,000	30,000

		555,800

Total Variable Rate Demand Preferred Shares (Cost $1,092,400)		1,092,400

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 11.2%
Commercial Paper — 11.2%
Alachua County Health Facilities Authority 1.69%, 10/11/2018	31,240	31,240
California Statewide Communities Development Authority
1.30%, 9/4/2018	19,000	19,000
1.30%, 9/4/2018	13,000	13,000
1.30%, 9/5/2018	19,865	19,865
Series B-5, 1.73%, 10/10/2018	6,250	6,250
Series B-6, 1.73%, 10/10/2018	48,750	48,750
Series B-2, 1.76%, 11/6/2018	25,000	25,000
Series D, 1.76%, 11/6/2018	50,500	50,500
1.50%, 11/15/2018	30,000	30,000
1.50%, 11/15/2018	17,000	17,000
City of Dallas Series D-1, 1.68%, 9/26/2018	16,000	16,000
City of Jacksonville, Health Care Facilities
1.83%, 11/1/2018	70,000	70,000
1.83%, 11/1/2018	35,000	35,000
City of Rochester, Health Care Facilities
1.38%, 10/1/2018	20,000	20,000
1.50%, 10/1/2018	40,000	40,000
1.67%, 10/11/2018	20,000	20,000
City of Rochester, Health Care Facilities, Mayo Clinic Series C, 1.83%, 11/1/2018	50,000	50,000
County of Hillsborough 1.60%, 9/20/2018	16,953	16,953
County of Miami-Dade, Aviation Series C, 1.48%, 10/1/2018	68,000	68,000
County of Montgomery 1.45%, 9/10/2018	114,000	114,000
District of Columbia 1.55%, 9/4/2018	59,000	59,000
Health and Educational Facilities Authority of the State of Missouri
1.34%, 9/13/2018	50,000	50,000
1.45%, 10/4/2018	50,000	50,000
Health and Educational Facilities Authority of the State of Missouri Series E, 1.65%, 10/18/2018	50,000	50,000
Indiana Finance Authority 1.55%, 10/2/2018	75,040	75,040
Las Vegas Valley Water District 1.65%, 9/4/2018	50,000	50,000
1.38%, 10/1/2018	80,000	80,000

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Massachusetts Health and Educational Facilities Authority 1.20%, 9/17/2018	13,235	13,234
Metropolitan Government of Nashville and Davidson County, Water and Sewer 1.65%, 10/9/2018	25,000	25,000
Missouri State Health and Educational Facilities Authority 1.65%, 10/18/2018	50,000	50,000
Regents of the University of Michigan 1.60%, 9/4/2018	40,000	40,000
1.63%, 10/1/2018	30,950	30,950
Regents of the University of Minnesota 1.67%, 10/11/2018	37,000	37,000
San Antonio Electric and Gas 1.59%, 10/5/2018	54,500	54,500
Southwestern Illinois Development Authority, Health Facilities Authority Series 2017-B, 1.73%, 12/11/2018	39,870	39,870
State of California Department of Water Resources 1.63%, 10/4/2018	24,255	24,255
State of Maryland, Health & Higher Educational Facilities Authority Series B, 1.60%, 9/4/2018	10,000	10,000
State of Texas, Public Finance Authority 1.62%, 9/17/2018	31,465	31,465
State of Wisconsin 1.60%, 9/4/2018	18,230	18,230
University of Massachusetts Building Authority 1.60%, 9/13/2018	14,000	14,000
University of Minnesota 1.40%, 10/1/2018	13,300	13,300
1.40%, 10/3/2018	22,750	22,750
University of Missouri 1.53%, 11/7/2018	34,640	34,640
University of Texas 1.60%, 9/4/2018	22,336	22,336
1.60%, 9/7/2018	20,520	20,520
University of Texas System 1.38%, 9/5/2018	25,000	25,000
1.45%, 9/5/2018	25,000	25,000
1.60%, 9/13/2018	10,000	10,000
1.61%, 9/17/2018	25,000	25,000
1.45%, 10/1/2018	25,000	25,000
Wisconsin Health and Educational Facilities Authority 1.38%, 10/1/2018	20,000	20,000

Total Commercial Paper (Cost $1,756,648)		1,756,648

Total Short-Term Investments (COST $1,756,648)		1,756,648

Total Investments — 99.8% (Cost $15,693,240)*		15,693,240
Other Assets Less Liabilities — 0.2%		33,864

NET ASSETS — 100.0%		15,727,104

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
EAGLE	Earnings of accrual generated on local tax-exempt securities
EDA	Economic Development Authority
FGIC	Insured by Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Insured by Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PCR	Pollution Control Revenue
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.5%
Alabama — 0.2%
Alabama Housing Finance Authority Rev., VRDO, LOC: U.S. Bank NA, 1.63%, 9/10/2018 (b)	5,435	5,435

Arizona — 0.5%
Tender Option Bond Trust Receipts/CTFS
Series 2017-XM0563, Rev., VRDO, LIQ: Royal Bank of Canada, 1.63%, 9/10/2018 (b) (c)	5,435	5,435
Series 2018-ZM0615, Rev., VRDO, LIQ: Royal Bank of Canada, 1.64%, 9/10/2018 (b) (c)	7,500	7,500

		12,935

Arkansas — 2.1%
Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Ark Project Rev., VRDO, LOC: Bank of America NA, 1.62%, 9/10/2018 (b)	15,000	15,000
City of Osceola, Solid Waste Disposal Rev., VRDO, LOC: Goldman Sachs Bank USA, 1.61%, 9/10/2018 (b)	44,500	44,500

		59,500

California — 1.9%
City and County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.63%, 9/10/2018 (b)	35,000	35,000
Tender Option Bond Trust Receipts/CTFS
Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.56%, 9/10/2018 (b) (c)	500	500
Series 2018-XG0181, GO, VRDO, LIQ: Bank of America NA, 1.58%, 9/10/2018 (b) (c)	4,985	4,985
Series 2018-XX1082, Rev., VRDO, LIQ: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	6,835	6,835
Series 2017-ZF0581, Rev., VRDO, LIQ: Royal Bank of Canada, 1.62%, 9/10/2018 (b) (c)	2,375	2,375
Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.62%, 9/10/2018 (b) (c)	2,600	2,600
Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.62%, 9/10/2018 (b) (c)	1,465	1,465

		53,760

Colorado — 2.8%
Colorado Housing and Finance Authority, Multi-Family Housing Rev., VRDO, LOC: U.S. Bank NA, 1.63%, 9/10/2018 (b)	10,240	10,240
Colorado Housing and Finance Authority, Single Family Mortgage Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.61%, 9/10/2018 (b)	2,180	2,180

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	12,500	12,500
Tender Option Bond Trust Receipts/CTFS Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 1.63%, 9/10/2018 (b) (c)	52,895	52,895

		77,815

Connecticut — 1.7%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.57%, 9/10/2018 (b)	7,000	7,000
Series D, Subseries D-3, Rev., VRDO, AMT, 1.62%, 9/10/2018 (b)	5,900	5,900
Connecticut State Development Authority Rev., VRDO, LOC: Bank of Montreal, 1.61%, 9/10/2018 (b)	30,000	30,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	5,000	5,000

		47,900

Delaware — 0.4%
County of New Castle, Delaware Airport Facility Rev., VRDO, 1.60%, 9/10/2018 (b)	10,880	10,880

District of Columbia — 1.5%
District of Columbia, Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.56%, 9/10/2018 (b)	10,200	10,200
Metropolitan Washington Airports Authority, Remarketing Subseries A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b)	12,755	12,755
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	15,000	15,000
Tender Option Bond Trust Receipts/CTFS Series 2017-ZM0554, Rev., VRDO, LIQ: Citibank NA, 1.62%, 9/10/2018 (b) (c)	2,500	2,500

		40,455

Florida — 4.8%
Alachua County Housing Finance Authority Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b)	3,330	3,330
Collier County IDA, Allete, Inc. Project Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.62%, 9/10/2018 (b)	22,800	22,800

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Collier County IDA, Ave Maria Utility Co. Project Rev., VRDO, AMT, LOC: Northern Trust Co., 1.59%, 9/10/2018 (b)	13,665	13,665
Collier County, Housing Finance Authority Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.61%, 9/10/2018 (b)	2,670	2,670
County of Okeechobee, Landfill, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.62%, 9/10/2018 (b)	15,000	15,000
County of Palm Beach, Florida Schood Board Class A, COP, VRDO, LIQ: Citibank NA, 1.60%, 9/10/2018 (b) (c)	6,590	6,590
County of Palm Beach, Special Purpose Facilities, Flight Safety Project Rev., VRDO, 1.60%, 9/10/2018 (b)	18,000	18,000
Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b)	14,385	14,385
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.61%, 9/10/2018 (b)	3,245	3,245
Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 1.63%, 9/10/2018 (b)	16,000	16,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-XG0167, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	6,135	6,135
Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	7,500	7,500
Series 2017-ZF2503, Rev., VRDO, LIQ: Citibank NA, 1.62%, 9/10/2018 (b) (c)	3,750	3,750

		133,070

Georgia — 0.7%
Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 9/10/2018 (b)	16,800	16,800
Tender Option Bond Trust Receipts/CTFS Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.60%, 9/10/2018 (b) (c)	3,750	3,750

		20,550

Illinois — 3.5%
Chicago Midway Airport, 2nd Lien Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.58%, 9/10/2018 (b)	20,870	20,870

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Educational Facilities Authority, Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	10,000	10,000
Illinois Finance Authority Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	18,500	18,500
Illinois Finance Authority, Chicago Historical Society Rev., VRDO, LOC: BMO Harris Bank NA, 1.58%, 9/10/2018 (b)	31,035	31,035
Illinois Finance Authority, St. Ignatius College Prep. Project Rev., VRDO, LOC: PNC Bank NA, 1.57%, 9/10/2018 (b)	12,000	12,000
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 9/10/2018 (b)	5,600	5,600

		98,005

Indiana — 0.5%
City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility Rev., VRDO, LOC: BMO Harris Bank NA, 1.59%, 9/10/2018 (b)	5,975	5,975
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project Rev., VRDO, LOC: Bank of America NA, 1.65%, 9/10/2018 (b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 1.65%, 9/10/2018 (b)	410	410
Tender Option Bond Trust Receipts/CTFS Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.60%, 9/10/2018 (b) (c)	2,500	2,500

		12,985

Iowa — 3.4%
Iowa Finance Authority Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.63%, 9/10/2018 (b)	45,800	45,800
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Rev., VRDO, 1.62%, 9/10/2018 (b)	20,800	20,800
Iowa Finance Authority, Multi-Family Housing
Series A, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	10,910	10,910
Series B, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	7,230	7,230
Iowa Finance Authority, Wellness Facility, Community of MarshallTown Project Rev., VRDO, LOC: Northern Trust Co., 1.60%, 9/10/2018 (b)	7,600	7,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	2,550	2,550

		94,890

Kansas — 1.7%
City of Mission, Multi-Family Housing, The Falls Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.62%, 9/10/2018 (b)	7,750	7,750
City of Wichita, Kans Airport Facilities Series 2003, Rev., VRDO, 1.60%, 9/10/2018 (b)	20,780	20,780
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	12,500	12,500
Tender Option Bond Trust Receipts/CTFS Series 2017-XF2507, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.61%, 9/10/2018 (b) (c)	6,950	6,950

		47,980

Kentucky — 1.3%
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project
Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.64%, 9/10/2018 (b)	6,800	6,800
Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.67%, 9/10/2018 (b)	7,100	7,100
Kenton County Airport Board, Flight Safety International, Inc. Project Series A, Rev., VRDO, 1.60%, 9/10/2018 (b)	16,350	16,350
Maysville Industrial Bldg., Green Tokai Co. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.61%, 9/10/2018 (b)	5,740	5,740

		35,990

Louisiana — 0.3%
Parish of St Bernard, Mobil Oil Rev., VRDO, EXXON MOBIL CORP (OBLI), 1.57%, 9/4/2018 (b)	8,000	8,000

Maine — 1.0%
Maine State Housing Mortgage Authority
Series G, Rev., VRDO, AMT, 1.58%, 9/10/2018 (b)	17,090	17,090
Series B2, Rev., VRDO, AMT, 1.63%, 9/10/2018 (b)	10,570	10,570

		27,660

Maryland — 4.8%
City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.64%, 9/10/2018 (b) (c)	6,665	6,665

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Barrington Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 9/10/2018 (b)	34,500	34,500
Maryland Community Development Administration, Department of Housing and Community Development, Residential
Series G, Rev., VRDO, AMT, 1.60%, 9/10/2018 (b)	21,050	21,050
Series J, Rev., VRDO, AMT, 1.64%, 9/10/2018 (b)	26,000	26,000
Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project Rev., VRDO, FHLMC, LOC: FHLMC, 1.61%, 9/10/2018 (b)	13,900	13,900
State of Maryland, Transportation Authority
Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.63%, 9/10/2018 (b)	15,000	15,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	7,500	7,500
Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	4,000	4,000
Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.62%, 9/10/2018 (b) (c)	3,300	3,300

		131,915

Massachusetts — 0.4%
Massachusetts State Development Finance Agency, Housing, Cordis Mills LLC Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 9/10/2018 (b)	9,850	9,850

Michigan — 4.5%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.60%, 9/10/2018 (b)	8,865	8,865
Michigan State Housing Development Authority, Rental Housing
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.61%, 9/10/2018 (b)	23,410	23,410
Series A, Rev., VRDO, AMT, 1.62%, 9/10/2018 (b)	5,015	5,015
Series D, Rev., VRDO, AMT, 1.62%, 9/10/2018 (b)	4,625	4,625

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan State Housing Development Authority, Single-Family Mortgage
Series D, Rev., VRDO, AMT, 1.61%, 9/10/2018 (b)	15,750	15,750
Series B, Rev., VRDO, AMT, 1.63%, 9/10/2018 (b)	54,380	54,380
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.60%, 9/10/2018 (b) (c)	6,000	6,000
Tender Option Bond Trust Receipts/CTFS
Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,000	3,000
Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.60%, 9/10/2018 (b) (c)	4,075	4,075

		125,120

Minnesota — 0.7%
Minnesota Housing Finance Agency, Residential Housing Finance Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.59%, 9/10/2018 (b)	13,200	13,200
Oakdale Multifamily, Housing Cottage Homesteads Rev., VRDO, FHLMC, LOC: FHLMC, 1.59%, 9/10/2018 (b)	7,000	7,000

		20,200

Mississippi — 0.4%
Mississippi Business Finance Corp Series I, Rev., VRDO, 1.54%, 9/4/2018 (b)	10,300	10,300

Missouri — 2.4%
Rib Floater Trust Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.61%, 9/10/2018 (b) (c)	28,685	28,685
St. Charles County IDA, Country Club Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	25,000	25,000
St. Charles County IDA, Remington Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	11,600	11,600

		65,285

Nebraska — 1.0%
Nebraska Investment Finance Authority, Multi-Family Housing Series A, Rev., VRDO, LOC: Citibank NA, 1.63%, 9/10/2018 (b)	10,000	10,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2551, Rev., VRDO, LIQ: Citibank NA, 1.61%, 9/10/2018 (b) (c)	9,635	9,635
Series 2018-XF2558, Rev., VRDO, LIQ: Citibank NA, 1.61%, 9/10/2018 (b) (c)	8,000	8,000

		27,635

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.4%
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	5,840	5,840
Series 2018-ZM0633, GO, VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	4,100	4,100

		9,940

New Jersey — 0.9%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	10,000	10,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 1.58%, 9/10/2018 (b) (c)	9,000	9,000
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 1.58%, 9/10/2018 (b) (c)	5,700	5,700

		24,700

New York — 13.9%
Erie County Industrial Development Agency Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.66%, 9/10/2018 (b)	12,000	12,000
Housing Development Corp Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	60,000	60,000
Metropolitan Transportation Authority Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.50%, 9/4/2018 (b)	27,370	27,370
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.53%, 9/10/2018 (b)	9,810	9,810
Nassau County Industrial Development Housing Agency Rev., VRDO, FNMA, LOC: FNMA, 1.55%, 9/10/2018 (b)	13,500	13,500
New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.57%, 9/10/2018 (b)	30,000	30,000
New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project Rev., VRDO, LOC: Citibank NA, 1.60%, 9/10/2018 (b)	19,000	19,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	10,675	10,675
New York Liberty Development Corp. Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.61%, 9/10/2018 (b) (c)	10,000	10,000
New York State Housing Finance Agency, 188 Ludlow Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.72%, 9/10/2018 (b)	24,800	24,800
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.62%, 9/10/2018 (b)	21,550	21,550
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	17,640	17,640
New York State Housing Finance Agency, 250 West 93rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.61%, 9/10/2018 (b)	30,000	30,000
New York State Housing Finance Agency, 42nd and 10th Housing Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.60%, 9/10/2018 (b)	25,005	25,005
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.57%, 9/4/2018 (b)	20,000	20,000
Tender Option Bond Trust Receipts/CTFS
Series E-118, GO, LIQ: Royal Bank of Canada, 1.53%, 9/4/2018 (b)	6,000	6,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.58%, 9/10/2018 (b) (c)	4,000	4,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.58%, 9/10/2018 (b) (c)	4,300	4,300
Series 2018-XF0238, Rev., VRDO, LIQ: TD Bank NA, 1.58%, 9/10/2018 (b) (c)	23,815	23,815
Series 2017-XG0156, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	2,020	2,020
Series 2017-XF2488, Rev., VRDO, LIQ: Citibank NA, 1.61%, 9/10/2018 (b) (c)	2,500	2,500
Series 2018-XM0616, Rev., VRDO, LIQ: Citibank NA, 1.62%, 9/10/2018 (b) (c)	10,425	10,425

		384,410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.59%, 9/10/2018 (b) (c)	5,000	5,000
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,000	3,000
Union County Industrial Facilities and Pollution Control Financing Authority Series 2007, Rev., VRDO, LOC: BB&T Corp., 1.62%, 9/10/2018 (b)	10,000	10,000

		18,000

North Dakota — 1.0%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series B, Rev., VRDO, AMT, 1.60%, 9/10/2018 (b)	27,055	27,055

Ohio — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,905	3,905

Oregon — 2.2%
Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure Rev., VRDO, LOC: Wells Fargo Bank NA, 2.07%, 9/10/2018 (b)	11,455	11,455
Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 1.60%, 9/10/2018 (b)	240	240
Port of Portland, Oregon International Airport, Multimodal Variable Rate Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.60%, 9/10/2018 (b)	12,300	12,300
Port of Portland, Oregon Portland International Airport Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.65%, 9/10/2018 (b)	32,320	32,320
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,500	3,500

		59,815

Other — 2.7%
FHLMC, Multi-Family Housing
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	15,780	15,780
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.61%, 9/10/2018 (b)	12,185	12,185

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other — continued
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 9/10/2018 (b)	20,300	20,300
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 9/10/2018 (b)	21,415	21,415
SunAmerica Taxable Trust Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.62%, 9/10/2018 (b)	4,450	4,450

		74,130

Pennsylvania — 2.9%
City of Philadelphia Pennsylvania Airport Subseries C-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.59%, 9/10/2018 (b)	14,865	14,865
Delaware County Industrial Development Authority, Solid Waste
Series D, Rev., VRDO, 1.60%, 9/10/2018 (b)	13,300	13,300
Series E, Rev., VRDO, 1.60%, 9/10/2018 (b)	13,500	13,500
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2006-93B, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	14,335	14,335
Series 2007-98C, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	15,765	15,765
Series 2007-99C, Rev., VRDO, AMT, 1.59%, 9/10/2018 (b)	3,760	3,760
Tender Option Bond Trust Receipts/CTFS Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 1.62%, 9/10/2018 (b) (c)	4,490	4,490

		80,015

Rhode Island — 0.9%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, University Heights Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.63%, 9/10/2018 (b)	25,500	25,500

South Carolina — 1.1%
South Carolina State Housing Finance and Development Authority, Rental Housing, Rocky Creek Rev., VRDO, LOC: Wells Fargo Bank NA, 1.62%, 9/10/2018 (b)	1,185	1,185
Tender Option Bond Trust Receipts/CTFS
Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	5,000	5,000
Series 2018-BAML0003, Rev., VRDO, LOC: Bank of America NA, 1.84%, 9/10/2018 (b) (c)	25,000	25,000

		31,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 4.6%
Clarksville Public Building Authority Series 2005, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	750	750
Clarksville Public Building Authority, Pooled Financing, Morristown Loans
Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	7,815	7,815
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	34,535	34,535
Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	7,480	7,480
Series 2004, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	7,775	7,775
Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project Rev., VRDO, LOC: PNC Bank NA, 1.60%, 9/10/2018 (b)	9,000	9,000
Metropolitan Government of Nashville and Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest Rev., VRDO, FNMA, LOC: FNMA, 1.56%, 9/10/2018 (b)	12,750	12,750
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project Rev., VRDO, LOC: Citibank NA, 1.63%, 9/10/2018 (b)	10,750	10,750
Montgomery County Public Building Authority, Pooled Financing, Tennessee County Loan Pool
Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	7,470	7,470
Series 2004, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	4,315	4,315
Series 2006, Rev., VRDO, LOC: Bank of America NA, 1.55%, 9/4/2018 (b)	7,480	7,480
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 1.59%, 9/10/2018 (b) (c)	13,140	13,140
Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 1.62%, 9/10/2018 (b) (c)	4,420	4,420

		127,680

Texas — 8.9%
Capital Area Housing Finance Corp., Cypress Creek At River Bend Apartments Rev., VRDO, LOC: Citibank NA, 1.62%, 9/10/2018 (b)	10,170	10,170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Austin, Airport System Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.58%, 9/10/2018 (b)	19,700	19,700
City of Austin, Texas Hotel Occupancy Tax Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.60%, 9/10/2018 (b)	13,550	13,550
County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System Rev., VRDO, 1.57%, 9/10/2018 (b)	7,300	7,300
County of Jefferson, Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.65%, 9/10/2018 (b)	7,825	7,825
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project Rev., VRDO, 1.57%, 9/4/2018 (b)	12,600	12,600
Lower Neches Valley Authority Industrial Development Corp, Exxonmobil Project Series B, Rev., VRDO, 1.58%, 9/4/2018 (b)	25,000	25,000
Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes Rev., VRDO, LOC: Citibank NA, 1.62%, 9/10/2018 (b)	12,415	12,415
North Texas Tollway Authority Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	10,950	10,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	10,000	10,000
Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,000	3,000
Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	3,400	3,400
Southeast Texas Housing Finance Corp., Wyndham Park Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	8,100	8,100
State of Texas Series C, GO, VRDO, 1.60%, 9/10/2018 (b)	20,290	20,290
Tender Option Bond Trust Receipts/CTFS
Series 2017-XF0599, Rev., VRDO, LIQ: Royal Bank of Canada, 1.59%, 9/10/2018 (b) (c)	9,000	9,000
Series 2017-XG0155, GO, VRDO, PSF-GTD, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	5,543	5,543
Series 2018-XG0166, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	3,320	3,320

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2018-XG0163, GO, VRDO, PSF-GTD, LIQ: Bank of America NA, 1.60%, 9/10/2018 (b) (c)	5,015	5,015
Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 1.63%, 9/10/2018 (b) (c)	48,605	48,605
Texas Department of Housing and Community Affairs, Single Family Mortgage Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.58%, 9/10/2018 (b)	9,540	9,540

		245,323

Utah — 3.5%
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 1.62%, 9/10/2018 (b) (c)	3,000	3,000
Utah Housing Corp., Single Family Mortgage
Series A-1, Class I, Rev., VRDO, 1.59%, 9/10/2018 (b)	2,470	2,470
Series B, Class I, Rev., VRDO, 1.59%, 9/10/2018 (b)	3,695	3,695
Series C-2, Class I, Rev., VRDO, FHA, 1.59%, 9/10/2018 (b)	4,455	4,455
Series D-2, Class I, Rev., VRDO, 1.59%, 9/10/2018 (b)	4,470	4,470
Utah Housing Finance Agency, Single Family Mortgage Series A-2, Rev., VRDO, 1.59%, 9/10/2018 (b)	1,970	1,970
Wells Fargo Stage Trust Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.61%, 9/10/2018 (b) (c)	77,674	77,674

		97,734

Vermont — 0.0% (d)
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.54%, 9/4/2018 (b)	1,250	1,250

Virginia — 2.5%
County of King George, IDA, Birchwood Power Partners
Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.59%, 9/4/2018 (b)	9,200	9,200
Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.59%, 9/4/2018 (b)	9,200	9,200
Tender Option Bond Trust Receipts/CTFS
Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.58%, 9/10/2018 (b) (c)	3,435	3,435

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.58%, 9/10/2018 (b) (c)	4,130	4,130
Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.59%, 9/10/2018 (b) (c)	8,500	8,500
Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 1.59%, 9/10/2018 (b) (c)	5,415	5,415
Series 2018-BAML0002, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.68%, 9/10/2018 (b) (c)	15,390	15,390
Series 2018-BAML0004, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.68%, 9/10/2018 (b) (c)	15,190	15,190

		70,460

Washington — 3.0%
Port Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 1.62%, 9/10/2018 (b)	10,000	10,000
Port of Seattle, Subordinate Lien Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.64%, 9/10/2018 (b)	28,515	28,515
Tender Option Bond Trust Receipts/CTFS Series 2018-XF0658, Rev., VRDO, LIQ: Bank of America NA, 1.64%, 9/10/2018 (b) (c)	5,610	5,610
Washington Economic Development Finance Authority, Solid Waste Disposal, Cleanscapes, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.62%, 9/10/2018 (b)	20,735	20,735
Washington Economic Development Finance Authority, Solid Waste Disposal, Le May Enterprise Project Series B, Rev., VRDO, LOC: Bank of America NA, 1.62%, 9/10/2018 (b)	11,600	11,600
Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.62%, 9/10/2018 (b)	5,350	5,350

		81,810

West Virginia — 0.3%
County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.62%, 9/10/2018 (b)	8,120	8,120

Wisconsin — 0.2%
City of Appleton, Industrial Development Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.75%, 9/10/2018 (b)	1,300	1,300
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2541, Rev., VRDO, LIQ: Citibank NA, 1.59%, 9/10/2018 (b) (c)	3,400	3,400

		4,700

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — 2.3%
County of Laramie, Wyoming Industrial Development Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 9/10/2018 (b)	7,000	7,000
County of Uinta Rev., VRDO, 1.54%, 9/4/2018 (b)	49,905	49,905
Wyoming Community Development Authority, Composite Reoffering Housing Series 6, Rev., VRDO, AMT, 1.61%, 9/10/2018 (b)	5,400	5,400

		62,305

Total Municipal Bonds (Cost $2,616,152)		2,616,152

	SHARES ($000)
Variable Rate Demand Preferred Shares — 5.3%
California — 0.5%
Nuveen California Quality Municipal Income Fund
Series 4, LIQ: Royal Bank of Canada, 1.71%, 9/10/2018 #(c)	10,000	10,000
Series 6, LIQ: Citibank NA, 1.71%, 9/10/2018 #(c)	5,000	5,000

		15,000

Other — 4.8%
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.61%, 9/10/2018 #(c)	25,000	25,000
Series 4, LIQ: Barclays Bank plc, 1.65%, 9/10/2018 #(c)	31,700	31,700
Nuveen Quality Municipal Income Fund Series 1, LIQ: Barclays Bank plc, 1.71%, 9/10/2018 #(c)	64,700	64,700
Nuveen Quality Municipal Income Fund Series 3, LIQ: Barclays Bank plc, 1.71%, 9/10/2018 #(c)	9,700	9,700

		131,100

Total Variable Rate Demand Preferred Shares (Cost $146,100)		146,100

Total Investments — 99.8% (Cost $2,762,252)*		2,762,252
Other Assets Less Liabilities — 0.2%		5,035

NET ASSETS — 100.0%		2,767,287

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Liquid Assets Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$37,464,104	$600,405	$2,350,855
Repurchase agreements, at value	6,576,730	—	900,376
Cash	400,000	2	15,001
Receivables:
Investment securities sold	—	10,231	—
Investment securities sold — delayed delivery securities	—	215	—
Fund shares sold	—	—	—	(a)
Interest from non-affiliates	38,027	943	2,467
Due from adviser	—	20	—
Prepaid expenses	—	—	309

Total Assets	44,478,861	611,816	3,269,008

LIABILITIES:
Payables:
Distributions	52,085	845	3,945
Investment securities purchased	779,290	10,000	30,000
Accrued liabilities:
Investment advisory fees	2,899	—	206
Administration fees	2,430	60	174
Distribution fees	7	—	29
Service fees	1,883	1	327
Custodian and accounting fees	360	29	37
Trustees’ and Chief Compliance Officer’s fees	57	—	—
Printing and mailing cost	594	6	32
Other	774	15	293

Total Liabilities	840,379	10,956	35,043

Net Assets	$43,638,482	$600,860	$3,233,965

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Liquid Assets Money Market Fund
NET ASSETS:
Paid-in-Capital	$43,631,255	$600,871	$3,234,176
Accumulated undistributed (distributions in excess of) net investment income	(695)	—	(214)
Accumulated net realized gains (losses)	130	3	3
Net unrealized appreciation (depreciation)	7,792	(14)	—

Total Net Assets	$43,638,482	$600,860	$3,233,965

Net Assets:
Class C	$1,590	$—	$19,654
Agency	1,858,724	101	304,060
Capital	26,619,279	1,497	308,264
IM	2,015,286	573,724	—
Institutional Class	10,225,859	25,538	1,658,432
Investor	—	—	12,935
Morgan	1,536,491	—	190,797
Premier	1,352,909	—	734,243
Reserve	28,344	—	5,580

Total	$43,638,482	$600,860	$3,233,965

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	1,590	—	19,656
Agency	1,858,160	100	304,063
Capital	26,611,337	1,497	308,264
IM	2,014,648	573,736	—
Institutional Class	10,222,767	25,539	1,658,451
Investor	—	—	12,935
Morgan	1,536,062	—	190,804
Premier	1,352,526	—	734,252
Reserve	28,336	—	5,580
Net Asset Value offering and redemption price per share (all classes)	$1.0003	$1.0000	$1.00

Cost of investments in non-affiliates	$37,456,312	$600,419	$2,350,855
Cost of repurchase agreements	6,576,730	—	900,376

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$61,614,768	$9,073,827		$3,419,510
Repurchase agreements, at value	73,921,523	15,364,056		—
Cash	882,252	574,246		15,574
Receivables:
Fund shares sold	2,986	—		3,888
Interest from non-affiliates	138,522	18,464		1,596

Total Assets	136,560,051	25,030,593		3,440,568

LIABILITIES:
Payables:
Distributions	117,115	18,021		3,457
Investment securities purchased	3,350,000	—		—
Fund shares redeemed	1,294	—		1,828
Accrued liabilities:
Investment advisory fees	9,593	1,732		198
Administration fees	8,034	1,451		170
Distribution fees	1,693	263		2
Service fees	7,399	1,205		238
Custodian and accounting fees	640	105		22
Trustees’ and Chief Compliance Officer’s fees	6	—	(a)	—
Printing and mailing cost	3,487	556		599
Other	292	272		180

Total Liabilities	3,499,553	23,605		6,694

Net Assets	$133,060,498	$25,006,988		$3,433,874

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund
NET ASSETS:
Paid-in-Capital	$133,063,571	$25,007,595	$3,434,069
Accumulated undistributed (distributions in excess of) net investment income	(1,358)	(526)	(200)
Accumulated net realized gains (losses)	(1,715)	(81)	5

Total Net Assets	$133,060,498	$25,006,988	$3,433,874

Net Assets:
Class C	$—	$356,342	$—
Agency	12,122,666	1,156,915	133,372
Capital	72,447,267	4,579,938	—
Eagle Class	2,543,097	—	—
Eagle Private Wealth Class	20	—	—
E*Trade	289,752	—	—
IM	4,624,373	3,712,803	—
Institutional Class	32,490,193	14,032,252	3,050,851
Investor	795,534	40,579	—
Morgan	1,716,482	366,725	25,651
Premier	4,123,539	746,704	224,000
Reserve	65,076	14,730	—
Service	1,842,499	—	—

Total	$133,060,498	$25,006,988	$3,433,874

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	—	356,345	—
Agency	12,122,989	1,156,942	133,385
Capital	72,448,920	4,579,946	—
Eagle Class	2,543,131	—	—
Eagle Private Wealth Class	20	—	—
E*Trade	289,760	—	—
IM	4,624,480	3,712,888	—
Institutional Class	32,490,904	14,032,716	3,051,286
Investor	795,545	40,579	—
Morgan	1,716,514	366,730	25,656
Premier	4,123,698	746,715	224,036
Reserve	65,078	14,730	—
Service	1,842,504	—	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$61,614,768	$9,073,827	$3,419,510
Cost of repurchase agreements	73,921,523	15,364,056	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$40,059,378	$15,693,240		$2,762,252
Cash	1,245,824	15		5
Receivables:
Due from custodian	—	23,735		—
Investment securities sold	—	44,635		32,017
Investment securities sold — delayed delivery securities	—	7,545		3,985
Interest from non-affiliates	34,296	23,062		5,801
Prepaid expenses	579	—		288

Total Assets	41,340,077	15,792,232		2,804,348

LIABILITIES:
Payables:
Distributions	35,843	14,529		991
Investment securities purchased	—	46,766		35,002
Accrued liabilities:
Investment advisory fees	2,407	985		164
Administration fees	2,067	836		142
Distribution fees	408	429		253
Service fees	2,556	1,428		346
Custodian and accounting fees	133	100		17
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	1
Printing and mailing cost	41	53		88
Other	236	2		57

Total Liabilities	43,691	65,128		37,061

Net Assets	$41,296,386	$15,727,104		$2,767,287

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$41,297,048	$15,726,742	$2,767,039
Accumulated undistributed (distributions in excess of) net investment income	(592)	(280)	(7)
Accumulated net realized gains (losses)	(70)	642	255

Total Net Assets	$41,296,386	$15,727,104	$2,767,287

Net Assets:
Agency	$2,458,682	$1,049,447	$172,557
Capital	19,753,287	—	—
Eagle Class	—	—	542,373
Institutional Class	14,448,735	11,715,001	1,649,767
Morgan	1,882,589	10,935	18,263
Premier	1,523,542	919,543	124,535
Reserve	1,229,551	2,032,178	—
Service	—	—	259,792

Total	$41,296,386	$15,727,104	$2,767,287

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	2,458,711	1,049,415	172,543
Capital	19,753,569	—	—
Eagle Class	—	—	542,311
Institutional Class	14,448,961	11,714,472	1,649,632
Morgan	1,882,607	10,934	18,261
Premier	1,523,558	919,450	124,525
Reserve	1,229,552	2,032,017	—
Service	—	—	259,757
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$40,059,378	$15,693,240	$2,762,252

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund (a)	JPMorgan Liquid Assets Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$417,708	$2,294	$24,762
Interest income from affiliates	5,224	—	137

Total investment income	422,932	2,294	24,899

EXPENSES:
Investment advisory fees	16,152	143	943
Administration fees	13,896	123	811
Distribution fees (See Note 4)	38	—	169
Service fees (See Note 4)	15,845	13	1,915
Custodian and accounting fees	621	57	70
Interest expense to affiliates	— (b)	1	—
Professional fees	255	29	34
Trustees’ and Chief Compliance Officer’s fees	51	11	16
Printing and mailing costs	77	9	11
Registration and filing fees	437	8	88
Transfer agency fees (See Note 2.F.)	803	54	46
Offering costs	—	60	—
Other	75	5	48

Total expenses	48,250	513	4,151

Less fees waived	(6,571)	(42)	(633)
Less expense reimbursements	(13)	(177)	—

Net expenses	41,666	294	3,518

Net investment income (loss)	381,266	2,000	21,381

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	128	3	3
Change in net unrealized appreciation/depreciation on investments in non-affiliates	7,629	(14)	—

Net realized/unrealized gains (losses)	7,757	(11)	3

Change in net assets resulting from operations	$389,023	$1,989	$21,384

(a)	Commencement of operations was March 1, 2018.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,237,699	$226,993	$27,314
Interest income from affiliates	31,742	3,738	186
Income from interfund lending (net)	102	—	—

Total investment income	1,269,543	230,731	27,500

EXPENSES:
Investment advisory fees	55,668	10,059	1,220
Administration fees	47,924	8,658	1,049
Distribution fees (See Note 4)	8,833	1,621	15
Service fees (See Note 4)	61,774	11,483	1,812
Custodian and accounting fees	1,207	268	45
Interest expense to affiliates	—	—	—	(a)
Professional fees	765	159	42
Trustees’ and Chief Compliance Officer’s fees	260	56	18
Printing and mailing costs	430	52	155
Registration and filing fees	753	119	18
Transfer agency fees (See Note 2.F.)	1,527	250	61
Other	303	63	10

Total expenses	179,444	32,788	4,445

Less fees waived	(21,338)	(4,769)	(891)
Less expense reimbursements	— (a)	—	—

Net expenses	158,106	28,019	3,554

Net investment income (loss)	1,111,437	202,712	23,946

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(1,360)	(26)	—	(a)

Change in net assets resulting from operations	$1,110,077	$202,686	$23,946

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$329,050	$111,122		$20,939
Interest income from affiliates	7,364	—	(a)	—	(a)

Total investment income	336,414	111,122		20,939

EXPENSES:
Investment advisory fees	14,887	6,505		1,197
Administration fees	12,806	5,601		1,030
Distribution fees (See Note 4)	2,081	2,771		1,557
Service fees (See Note 4)	19,061	11,687		2,539
Custodian and accounting fees	354	204		51
Interest expense to affiliates	—	4		—	(a)
Professional fees	189	106		37
Trustees’ and Chief Compliance Officer’s fees	75	42		18
Printing and mailing costs	49	5		10
Registration and filing fees	592	174		167
Transfer agency fees (See Note 2.F.)	370	165		26
Other	102	57		14

Total expenses	50,566	27,321		6,646

Less fees waived	(6,370)	(3,255)		(717)

Net expenses	44,196	24,066		5,929

Net investment income (loss)	292,218	87,056		15,010

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(98)	642		210

Change in net assets resulting from operations	$292,120	$87,698		$15,220

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Period Ended August 31, 2018 (a) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$381,266	$427,469	$2,000
Net realized gain (loss)	128	5	3
Change in net unrealized appreciation/depreciation	7,629	(9,211)	(14)

Change in net assets resulting from operations	389,023	418,263	1,989

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	(10)	(12)	—
From net realized gains	—	— (b)	—
Agency
From net investment income	(15,006)	(15,003)	(1)
From net realized gains	—	— (b)	—
Capital
From net investment income	(240,116)	(283,012)	(7)
From net realized gains	—	(8)	—
IM
From net investment income	(19,462)	(24,837)	(1,848)
From net realized gains	—	(1)	—
Institutional Class
From net investment income	(88,312)	(89,677)	(144)
From net realized gains	—	(3)	—
Morgan
From net investment income	(8,423)	(5,425)	—
From net realized gains	—	— (b)	—
Premier
From net investment income	(9,763)	(8,924)	—
From net realized gains	—	— (b)	—
Reserve
From net investment income	(173)	(472)	—
From net realized gains	—	— (b)	—

Total distributions to shareholders	(381,265)	(427,374)	(2,000)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,032,203	8,095,806	600,871

NET ASSETS:
Change in net assets	5,039,961	8,086,695	600,860
Beginning of period	38,598,521	30,511,826	—

End of period	$43,638,482	$38,598,521	$600,860

Accumulated undistributed (distributions in excess of) net investment income	$(695)	$(696)	$—

(a)	Commencement of operations was March 1, 2018.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,381	$13,971	$1,111,437	$1,185,670
Net realized gain (loss)	3	15	(1,360)	(355)

Change in net assets resulting from operations	21,384	13,986	1,110,077	1,185,315

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	(118)	(102)	—	—
From net realized gains	—	— (a)	—	—
Agency
From net investment income	(1,884)	(1,407)	(101,783)	(99,978)
From net realized gains	—	(1)	—	(290)
Capital
From net investment income	(2,320)	(679)	(660,447)	(703,390)
From net realized gains	—	(1)	—	(1,825)
Direct (b)
From net investment income	—	—	—	(639)
From net realized gains	—	—	—	(3)
Eagle Class
From net investment income	—	—	(10,896)	(4,324)
From net realized gains	—	—	—	(29)
Eagle Private Wealth Class (c)
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	—	— (a)
E*Trade
From net investment income	—	—	(1,274)	(273)
From net realized gains	—	—	—	(4)
IM
From net investment income	—	—	(34,152)	(20,693)
From net realized gains	—	—	—	(67)
Institutional Class
From net investment income	(11,496)	(8,018)	(251,568)	(299,129)
From net realized gains	—	(8)	—	(847)
Investor
From net investment income	(73)	(43)	(5,132)	(3,978)
From net realized gains	—	— (a)	—	(17)
Morgan
From net investment income	(1,251)	(1,223)	(8,437)	(8,226)
From net realized gains	—	(1)	—	(44)
Premier
From net investment income	(4,197)	(2,444)	(31,212)	(43,479)
From net realized gains	—	(3)	—	(190)
Reserve
From net investment income	(40)	(48)	(297)	(352)
From net realized gains	—	— (a)	—	(3)
Service
From net investment income	—	—	(6,239)	(1,203)
From net realized gains	—	—	—	(26)

Total distributions to shareholders	(21,379)	(13,978)	(1,111,437)	(1,189,009)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$1,441,017	$1,019,947	$(19,282,399)	$622,254

NET ASSETS:
Change in net assets	1,441,022	1,019,955	(19,283,759)	618,560
Beginning of period	1,792,943	772,988	152,344,257	151,725,697

End of period	$3,233,965	$1,792,943	$133,060,498	$152,344,257

Accumulated undistributed (distributions in excess of) net investment income	$(214)	$(216)	$(1,358)	$(1,358)

(a)	Amount rounds to less than one thousand.
(b)	Direct Shares of JPMorgan U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
(c)	Commencement of offering of class of shares effective August 18, 2017 for JPMorgan U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$202,712	$179,112	$23,946	$25,406
Net realized gain (loss)	(26)	(58)	— (a)	36

Change in net assets resulting from operations	202,686	179,054	23,946	25,442

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	(1,642)	(641)	—	—
From net realized gains	—	— (a)	—	—
Agency
From net investment income	(7,647)	(8,442)	(807)	(1,103)
From net realized gains	—	(1)	—	(1)
Capital (b)
From net investment income	(41,669)	(10,766)	—	—
From net realized gains	—	— (a)	—	—
Direct (c)
From net investment income	—	(82)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class (d)
From net investment income	—	— (a)	—	—
IM
From net investment income	(24,404)	(32,552)	—	—
From net realized gains	—	(3)	—	—
Institutional Class
From net investment income	(120,647)	(121,085)	(21,448)	(23,244)
From net realized gains	—	(14)	—	(37)
Investor
From net investment income	(251)	(292)	—	—
From net realized gains	—	— (a)	—	—
Morgan
From net investment income	(2,008)	(1,265)	(185)	(175)
From net realized gains	—	— (a)	—	— (a)
Premier
From net investment income	(4,358)	(3,765)	(1,506)	(883)
From net realized gains	—	(1)	—	(2)
Reserve (e)
From net investment income	(84)	(215)	—	— (a)
From net realized gains	—	— (a)	—	—
Service (d)
From net investment income	—	— (a)	—	—

Total distributions to shareholders	(202,710)	(179,124)	(23,946)	(25,445)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$2,649,405	$(2,393,355)	$375,791	$(5,010)

NET ASSETS:
Change in net assets	2,649,381	(2,393,425)	375,791	(5,013)
Beginning of period	22,357,607	24,751,032	3,058,083	3,063,096

End of period	$25,006,988	$22,357,607	$3,433,874	$3,058,083

Accumulated undistributed (distributions in excess of) net investment income	$(526)	$(528)	$(200)	$(200)

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(c)	Direct Shares of JPMorgan U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(d)	Liquidated on September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(e)	Liquidated on September 22, 2017 for JPMorgan Federal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$292,218	$238,073	$87,056	$98,155
Net realized gain (loss)	(98)	49	642	287

Change in net assets resulting from operations	292,120	238,122	87,698	98,442

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(16,285)	(13,483)	(5,498)	(4,078)
From net realized gains	—	— (a)	—	(21)
Capital
From net investment income	(151,382)	(126,256)	—	—
From net realized gains	—	(3)	—	—
Direct (b)
From net investment income	—	—	—	— (a)
Institutional Class
From net investment income	(99,002)	(86,373)	(69,119)	(80,666)
From net realized gains	—	(2)	—	(348)
Morgan
From net investment income	(11,782)	(5,946)	(44)	(39)
From net realized gains	—	— (a)	—	— (a)
Premier
From net investment income	(8,693)	(5,447)	(4,912)	(7,756)
From net realized gains	—	— (a)	—	(49)
Reserve
From net investment income	(5,073)	(559)	(7,483)	(5,616)
From net realized gains	—	— (a)	—	(70)
Service (c)
From net investment income	—	— (a)	—	—

Total distributions to shareholders	(292,217)	(238,069)	(87,056)	(98,643)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,283,488	10,037,394	(1,156,906)	1,503,242

NET ASSETS:
Change in net assets	6,283,391	10,037,447	(1,156,264)	1,503,041
Beginning of period	35,012,995	24,975,548	16,883,368	15,380,327

End of period	$41,296,386	$35,012,995	$15,727,104	$16,883,368

Accumulated undistributed (distributions in excess of) net investment income	$(592)	$(593)	$(280)	$(280)

(a)	Amount rounds to less than one thousand.
(b)	Liquidated on September 22, 2017 for JPMorgan Tax Free Money Market Fund.
(c)	Liquidated on September 22, 2017 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,010	$9,459
Net realized gain (loss)	210	189

Change in net assets resulting from operations	15,220	9,648

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(958)	(559)
From net realized gains	—	(9)
Eagle Class
From net investment income	(2,043)	(1,643)
From net realized gains	—	(63)
Institutional Class
From net investment income	(10,851)	(6,259)
From net realized gains	—	(114)
Morgan
From net investment income	(67)	(464)
From net realized gains	—	(1)
Premier
From net investment income	(590)	(365)
From net realized gains	—	(8)
Reserve (a)
From net investment income	—	— (b)
Service
From net investment income	(499)	(169)
From net realized gains	—	(30)

Total distributions to shareholders	(15,008)	(9,684)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	89,960	1,011,088

NET ASSETS:
Change in net assets	90,172	1,011,052
Beginning of period	2,677,115	1,666,063

End of period	$2,767,287	$2,677,115

Accumulated undistributed (distributions in excess of) net investment income	$(7)	$(9)

(a)	Liquidated on September 22, 2017 for JPMorgan Municipal Money Market Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Period Ended August 31, 2018 (a) (Unaudited)
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$— (b)	$1	$—
Distributions reinvested	10	12	—
Cost of shares redeemed	(432)	(2,288)	—

Change in net assets resulting from Class C capital transactions	$(422)	$(2,275)	$—

Agency Class
Proceeds from shares issued	$95,890,160	$175,932,980	$99
Distributions reinvested	1,468	1,165	1
Cost of shares redeemed	(95,527,493)	(175,443,023)	—

Change in net assets resulting from Agency Class capital transactions	$364,135	$491,122	$100

Capital
Proceeds from shares issued	$94,092,659	$150,433,736	$1,827
Distributions reinvested	94,222	123,444	7
Cost of shares redeemed	(92,226,231)	(145,987,910)	(337)

Change in net assets resulting from Capital capital transactions	$1,960,650	$4,569,270	$1,497

IM
Proceeds from shares issued	$3,953,952	$11,688,910	$1,914,889
Distributions reinvested	329	275	145
Cost of shares redeemed	(3,971,417)	(11,667,120)	(1,341,299)

Change in net assets resulting from IM capital transactions	$(17,136)	$22,065	$573,735

Institutional Class
Proceeds from shares issued	$28,470,262	$58,317,191	$25,395
Distributions reinvested	14,867	16,510	144
Cost of shares redeemed	(26,828,325)	(55,846,075)	—

Change in net assets resulting from Institutional Class capital transactions	$1,656,804	$2,487,626	$25,539

Morgan
Proceeds from shares issued	$101,987,716	$81,855,717	$—
Distributions reinvested	1,698	2,180	—
Cost of shares redeemed	(101,193,207)	(81,652,318)	—

Change in net assets resulting from Morgan capital transactions	$796,207	$205,579	$—

Premier
Proceeds from shares issued	$17,653,206	$38,226,415	$—
Distributions reinvested	748	1,480	—
Cost of shares redeemed	(17,394,476)	(37,821,906)	—

Change in net assets resulting from Premier capital transactions	$259,478	$405,989	$—

Reserve
Proceeds from shares issued	$2,153,884	$17,153,665	$—
Distributions reinvested	47	50	—
Cost of shares redeemed	(2,141,444)	(17,237,285)	—

Change in net assets resulting from Reserve capital transactions	$12,487	$(83,570)	$—

Total change in net assets resulting from capital transactions	$5,032,203	$8,095,806	$600,871

(a)	Commencement of operations was March 1, 2018.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Period Ended August 31, 2018 (a) (Unaudited)
SHARE TRANSACTIONS:
Class C
Issued	— (b)	1	—
Reinvested	10	11	—
Redeemed	(432)	(2,288)	—

Change in Class C Shares	(422)	(2,276)	—

Agency Class
Issued	95,874,464	175,884,590	99
Reinvested	1,468	1,165	1
Redeemed	(95,511,573)	(175,394,499)	—

Change in Agency Class Shares	364,359	491,256	100

Capital
Issued	94,081,450	150,399,180	1,827
Reinvested	94,207	123,415	7
Redeemed	(92,215,349)	(145,955,068)	(337)

Change in Capital Shares	1,960,308	4,567,527	1,497

IM
Issued	3,953,592	11,685,923	1,914,891
Reinvested	329	275	145
Redeemed	(3,971,081)	(11,664,181)	(1,341,300)

Change in IM Shares	(17,160)	22,017	573,736

Institutional Class
Issued	28,467,473	58,302,140	25,395
Reinvested	14,865	16,505	144
Redeemed	(26,825,763)	(55,831,823)	—

Change in Institutional Class Shares	1,656,575	2,486,822	25,539

Morgan
Issued	101,971,220	81,838,076	—
Reinvested	1,697	2,179	—
Redeemed	(101,176,654)	(81,634,556)	—

Change in Morgan Shares	796,263	205,699	—

Premier
Issued	17,651,067	38,215,250	—
Reinvested	748	1,480	—
Redeemed	(17,392,305)	(37,810,799)	—

Change in Premier Shares	259,510	405,931	—

Reserve
Issued	2,153,568	17,149,062	—
Reinvested	47	50	—
Redeemed	(2,141,124)	(17,232,671)	—

Change in Reserve Shares	12,491	(83,559)	—

(a)	Commencement of operations was March 1, 2018.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$4,811	$11,298	$—	$—
Distributions reinvested	118	102	—	—
Cost of shares redeemed	(7,541)	(22,238)	—	—

Change in net assets resulting from Class C capital transactions	$(2,612)	$(10,838)	$—	$—

Agency
Proceeds from shares issued	$375,968	$353,640	$696,570,182	$1,332,839,837
Distributions reinvested	92	37	2,808	3,007
Cost of shares redeemed	(230,527)	(231,257)	(698,356,254)	(1,331,824,427)

Change in net assets resulting from Agency capital transactions	$145,533	$122,420	$(1,783,264)	$1,018,417

Capital
Proceeds from shares issued	$588,304	$317,213	$615,855,573	$1,105,967,727
Distributions reinvested	33	15	289,311	312,296
Cost of shares redeemed	(378,888)	(323,779)	(636,444,379)	(1,099,730,645)

Change in net assets resulting from Capital capital transactions	$209,449	$(6,551)	$(20,299,495)	$6,549,378

Direct (a)
Proceeds from shares issued	$—	$—	$—	$274,510
Cost of shares redeemed	—	—	—	(468,347)

Change in net assets resulting from Direct capital transactions	$—	$—	$—	$(193,837)

Eagle Class
Proceeds from shares issued	$—	$—	$2,428,465	$1,400,257
Distributions reinvested	—	—	10,795	4,308
Cost of shares redeemed	—	—	(1,068,964)	(1,447,122)

Change in net assets resulting from Eagle Class capital transactions	$—	$—	$1,370,296	$(42,557)

Eagle Private Wealth Class (b)
Proceeds from shares issued	$—	$—	$—	$20
Distributions reinvested	—	—	— (c)	— (c)

Change in net assets resulting from Eagle Private Wealth Class capital transactions	$—	$—	$— (c)	$20

E*Trade
Proceeds from shares issued	$—	$—	$200,527	$397,717
Distributions reinvested	—	—	1,274	277
Cost of shares redeemed	—	—	(203,874)	(172,170)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(2,073)	$225,824

IM
Proceeds from shares issued	$—	$—	$16,317,863	$20,353,261
Distributions reinvested	—	—	19,171	14,398
Cost of shares redeemed	—	—	(14,206,360)	(18,463,543)

Change in net assets resulting from IM capital transactions	$—	$—	$2,130,674	$1,904,116

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$1,379,528	$1,787,887	$187,989,504	$412,069,575
Distributions reinvested	3,676	1,955	112,293	108,654
Cost of shares redeemed	(713,107)	(1,088,013)	(188,155,331)	(416,502,322)

Change in net assets resulting from Institutional Class capital transactions	$670,097	$701,829	$(53,534)	$(4,324,093)

Investor
Proceeds from shares issued	$11,839	$7,156	$307,262	$515,838
Distributions reinvested	71	42	5,132	3,982
Cost of shares redeemed	(7,591)	(2,516)	(265,158)	(691,101)

Change in net assets resulting from Investor capital transactions	$4,319	$4,682	$47,236	$(171,281)

Morgan
Proceeds from shares issued	$116,470	$112,914	$100,527,385	$202,793,121
Distributions reinvested	1,232	1,211	3,232	2,654
Cost of shares redeemed	(82,955)	(102,246)	(100,045,338)	(204,024,871)

Change in net assets resulting from Morgan capital transactions	$34,747	$11,879	$485,279	$(1,229,096)

Premier
Proceeds from shares issued	$843,768	$570,364	$81,380,325	$200,367,318
Distributions reinvested	80	85	1,605	2,194
Cost of shares redeemed	(463,416)	(372,779)	(82,758,350)	(202,634,298)

Change in net assets resulting from Premier capital transactions	$380,432	$197,670	$(1,376,420)	$(2,264,786)

Reserve
Proceeds from shares issued	$667	$1,031	$338,848	$10,773,546
Distributions reinvested	40	48	281	238
Cost of shares redeemed	(1,655)	(2,223)	(333,387)	(10,833,988)

Change in net assets resulting from Reserve capital transactions	$(948)	$(1,144)	$5,742	$(60,204)

Service
Proceeds from shares issued	$—	$—	$1,089,635	$3,994,455
Distributions reinvested	—	—	6,239	1,228
Cost of shares redeemed	—	—	(902,714)	(4,785,330)

Change in net assets resulting from Service capital transactions	$—	$—	$193,160	$(789,647)

Total change in net assets resulting from capital transactions	$1,441,017	$1,019,947	$(19,282,399)	$622,254

(a)	Direct Shares of JPMorgan U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
(b)	Commencement of offering of class of shares effective August 18, 2017 for JPMorgan U.S. Government Money Market Fund.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class C
Issued	4,811	11,298	—	—
Reinvested	118	102	—	—
Redeemed	(7,541)	(22,238)	—	—

Change in Class C Shares	(2,612)	(10,838)	—	—

Agency
Issued	375,968	353,640	696,570,182	1,332,839,837
Reinvested	92	37	2,808	3,007
Redeemed	(230,527)	(231,257)	(698,356,254)	(1,331,824,427)

Change in Agency Shares	145,533	122,420	(1,783,264)	1,018,417

Capital
Issued	588,304	317,205	615,855,573	1,105,967,727
Reinvested	33	15	289,311	312,296
Redeemed	(378,888)	(323,771)	(636,444,379)	(1,099,730,645)

Change in Capital Shares	209,449	(6,551)	(20,299,495)	6,549,378

Direct (a)
Issued	—	—	—	274,510
Redeemed	—	—	—	(468,347)

Change in Direct Shares	—	—	—	(193,837)

Eagle Class
Issued	—	—	2,428,465	1,400,257
Reinvested	—	—	10,795	4,308
Redeemed	—	—	(1,068,964)	(1,447,122)

Change in Eagle Class Shares	—	—	1,370,296	(42,557)

Eagle Private Wealth Class (b)
Issued	—	—	—	20
Reinvested	—	—	— (c)	— (c)

Change in Eagle Private Wealth Class Shares	—	—	— (c)	20

E*Trade
Issued	—	—	200,527	397,717
Reinvested	—	—	1,274	277
Redeemed	—	—	(203,874)	(172,170)

Change in E*Trade Shares	—	—	(2,073)	225,824

IM
Issued	—	—	16,317,863	20,353,261
Reinvested	—	—	19,171	14,398
Redeemed	—	—	(14,206,360)	(18,463,543)

Change in IM Shares	—	—	2,130,674	1,904,116

Institutional Class
Issued	1,379,528	1,787,882	187,989,504	412,069,575
Reinvested	3,676	1,955	112,293	108,654
Redeemed	(713,107)	(1,088,010)	(188,155,331)	(416,502,322)

Change in Institutional Class Shares	670,097	701,827	(53,534)	(4,324,093)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS: (continued)
Investor
Issued	11,839	7,156	307,262	515,838
Reinvested	71	42	5,132	3,982
Redeemed	(7,591)	(2,516)	(265,158)	(691,101)

Change in Investor Shares	4,319	4,682	47,236	(171,281)

Morgan
Issued	116,470	112,912	100,527,385	202,793,121
Reinvested	1,232	1,211	3,232	2,654
Redeemed	(82,955)	(102,244)	(100,045,338)	(204,024,871)

Change in Morgan Shares	34,747	11,879	485,279	(1,229,096)

Premier
Issued	843,768	570,364	81,380,325	200,367,318
Reinvested	80	85	1,605	2,194
Redeemed	(463,416)	(372,777)	(82,758,350)	(202,634,298)

Change in Premier Shares	380,432	197,672	(1,376,420)	(2,264,786)

Reserve
Issued	667	1,031	338,848	10,773,546
Reinvested	40	48	281	238
Redeemed	(1,655)	(2,223)	(333,387)	(10,833,988)

Change in Reserve Shares	(948)	(1,144)	5,742	(60,204)

Service
Issued	—	—	1,089,635	3,994,455
Reinvested	—	—	6,239	1,228
Redeemed	—	—	(902,714)	(4,785,330)

Change in Service Shares	—	—	193,160	(789,647)

(a)	Direct Shares of JPMorgan U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
(b)	Commencement of offering of class of shares effective August 18, 2017 for JPMorgan U.S. Government Money Market Fund.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$51,936	$243,273	$—	$—
Distributions reinvested	1,642	641	—	—
Cost of shares redeemed	(114,291)	(405,435)	—	—

Change in net assets resulting from Class C capital transactions	$(60,713)	$(161,521)	$—	$—

Agency
Proceeds from shares issued	$51,101,037	$102,127,895	$583,066	$2,358,284
Distributions reinvested	1,101	1,851	151	155
Cost of shares redeemed	(50,875,871)	(102,036,811)	(577,294)	(2,364,215)

Change in net assets resulting from Agency capital transactions	$226,267	$92,935	$5,923	$(5,776)

Capital (a)
Proceeds from shares issued	$24,272,015	$8,532,208	$—	$—
Distributions reinvested	13,493	2,387	—	—
Cost of shares redeemed	(23,206,661)	(5,033,496)	—	—

Change in net assets resulting from Capital capital transactions	$1,078,847	$3,501,099	$—	$—

Direct (b)
Proceeds from shares issued	$—	$131,883	$—	$—
Cost of shares redeemed	—	(137,695)	—	—

Change in net assets resulting from Direct capital transactions	$—	$(5,812)	$—	$—

Eagle Class (c)
Distributions reinvested	$—	$— (d)	$—	$—
Cost of shares redeemed	—	(20)	—	—

Change in net assets resulting from Eagle Class capital transactions	$—	$(20)	$—	$—

IM
Proceeds from shares issued	$6,086,906	$16,468,071	$—	$—
Distributions reinvested	13,639	17,166	—	—
Cost of shares redeemed	(5,439,394)	(20,883,318)	—	—

Change in net assets resulting from IM capital transactions	$661,151	$(4,398,081)	$—	$—

Institutional Class
Proceeds from shares issued	$49,242,224	$91,735,482	$5,724,405	$10,114,086
Distributions reinvested	72,345	61,952	7,215	7,270
Cost of shares redeemed	(48,783,124)	(93,109,531)	(5,349,381)	(10,220,012)

Change in net assets resulting from Institutional Class capital transactions	$531,445	$(1,312,097)	$382,239	$(98,656)

Investor
Proceeds from shares issued	$88,176	$212,805	$—	$—
Distributions reinvested	4	27	—	—
Cost of shares redeemed	(96,420)	(235,317)	—	—

Change in net assets resulting from Investor capital transactions	$(8,240)	$(22,485)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$30,794,156	$36,942,807	$43,895	$375,535
Distributions reinvested	300	235	158	120
Cost of shares redeemed	(30,711,349)	(36,904,251)	(50,629)	(396,520)

Change in net assets resulting from Morgan capital transactions	$83,107	$38,791	$(6,576)	$(20,865)

Premier
Proceeds from shares issued	$6,123,771	$10,216,013	$346,148	$705,346
Distributions reinvested	783	663	219	247
Cost of shares redeemed	(5,989,496)	(10,245,612)	(352,162)	(585,080)

Change in net assets resulting from Premier capital transactions	$135,058	$(28,936)	$(5,795)	$120,513

Reserve (e)
Proceeds from shares issued	$846,589	$16,088,298	$—	$1
Distributions reinvested	45	49	—	— (d)
Cost of shares redeemed	(844,151)	(16,185,555)	—	(227)

Change in net assets resulting from Reserve capital transactions	$2,483	$(97,208)	$—	$(226)

Service (c)
Cost of shares redeemed	—	(20)	—	—

Change in net assets resulting from Service capital transactions	$—	$(20)	$—	$—

Total change in net assets resulting from capital transactions	$2,649,405	$(2,393,355)	$375,791	$(5,010)

(a)	Commencement of offering of class of shares effective September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Direct Shares of JPMorgan U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(c)	Liquidated on September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(d)	Amount rounds to less than one thousand.
(e)	Liquidated on September 22, 2017 for JPMorgan Federal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class C
Issued	51,936	243,273	—	—
Reinvested	1,642	641	—	—
Redeemed	(114,291)	(405,435)	—	—

Change in Class C Shares	(60,713)	(161,521)	—	—

Agency
Issued	51,101,037	102,127,895	583,060	2,358,268
Reinvested	1,101	1,851	151	155
Redeemed	(50,875,871)	(102,036,811)	(577,294)	(2,364,207)

Change in Agency Shares	226,267	92,935	5,917	(5,784)

Capital (a)
Issued	24,272,015	8,532,208	—	—
Reinvested	13,493	2,387	—	—
Redeemed	(23,206,661)	(5,033,496)	—	—

Change in Capital Shares	1,078,847	3,501,099	—	—

Direct (b)
Issued	—	131,883	—	—
Redeemed	—	(137,695)	—	—

Change in Direct Shares	—	(5,812)	—	—

Eagle Class (c)
Reinvested	—	— (d)	—	—
Redeemed	—	(20)	—	—

Change in Eagle Class Shares	—	(20)	—	—

IM
Issued	6,086,906	16,468,071	—	—
Reinvested	13,639	17,166	—	—
Redeemed	(5,439,394)	(20,883,318)	—	—

Change in IM Shares	661,151	(4,398,081)	—	—

Institutional Class
Issued	49,242,224	91,735,482	5,724,395	10,114,077
Reinvested	72,345	61,952	7,215	7,270
Redeemed	(48,783,124)	(93,109,531)	(5,349,381)	(10,219,997)

Change in Institutional Class Shares	531,445	(1,312,097)	382,229	(98,650)

Investor
Issued	88,176	212,805	—	—
Reinvested	4	27	—	—
Redeemed	(96,420)	(235,317)	—	—

Change in Investor Shares	(8,240)	(22,485)	—	—

Morgan
Issued	30,794,156	36,942,807	43,895	375,529
Reinvested	300	235	158	120
Redeemed	(30,711,349)	(36,904,251)	(50,629)	(396,514)

Change in Morgan Shares	83,107	38,791	(6,576)	(20,865)

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan U.S. Treasury Plus Money Market Fund		JPMorgan Federal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS: (continued)
Premier
Issued	6,123,771	10,216,013	346,148	705,344
Reinvested	783	663	219	247
Redeemed	(5,989,496)	(10,245,612)	(352,146)	(585,076)

Change in Premier Shares	135,058	(28,936)	(5,779)	120,515

Reserve (e)
Issued	846,589	16,088,298	—	1
Reinvested	45	49	—	— (d)
Redeemed	(844,151)	(16,185,555)	—	(227)

Change in Reserve Shares	2,483	(97,208)	—	(226)

Service (c)
Redeemed	—	(20)	—	—

Change in Service Shares	—	(20)	—	—

(a)	Commencement of offering of class of shares effective September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Direct Shares of JPMorgan U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(c)	Liquidated on September 22, 2017 for JPMorgan U.S. Treasury Plus Money Market Fund.
(d)	Amount rounds to less than one thousand.
(e)	Liquidated on September 22, 2017 for JPMorgan Federal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$131,063,104	$189,633,479	$1,002,005	$1,261,185
Distributions reinvested	3,180	3,553	374	249
Cost of shares redeemed	(130,588,663)	(189,504,709)	(784,103)	(867,975)

Change in net assets resulting from Agency capital transactions	$477,621	$132,323	$218,276	$393,459

Capital
Proceeds from shares issued	$87,213,067	$69,563,507	$—	$—
Distributions reinvested	79,957	75,067	—	—
Cost of shares redeemed	(86,748,216)	(62,060,124)	—	—

Change in net assets resulting from Capital capital transactions	$544,808	$7,578,450	$—	$—

Direct (a)
Distributions reinvested	$—	$—	$—	$— (b)
Cost of shares redeemed	—	—	—	(20)

Change in net assets resulting from Direct capital transactions	$—	$—	$—	$(20)

Institutional Class
Proceeds from shares issued	$27,574,872	$37,650,859	$22,909,932	$36,962,830
Distributions reinvested	25,058	28,093	5,498	5,287
Cost of shares redeemed	(24,249,669)	(35,995,237)	(23,171,425)	(35,565,002)

Change in net assets resulting from Institutional Class capital transactions	$3,350,261	$1,683,715	$(255,995)	$1,403,115

Morgan
Proceeds from shares issued	$24,140,185	$108,157,082	$3,502	$6,169
Distributions reinvested	8,174	2,930	44	39
Cost of shares redeemed	(23,883,749)	(107,690,922)	(2,166)	(8,121)

Change in net assets resulting from Morgan capital transactions	$264,610	$469,090	$1,380	$(1,913)

Premier
Proceeds from shares issued	$9,645,758	$22,204,004	$1,381,258	$5,672,681
Distributions reinvested	3,105	976	59	109
Cost of shares redeemed	(8,974,225)	(22,213,956)	(2,022,126)	(5,825,895)

Change in net assets resulting from Premier capital transactions	$674,638	$(8,976)	$(640,809)	$(153,105)

Reserve
Proceeds from shares issued	$3,835,669	$1,219,652	$6,037,979	$9,371,823
Distributions reinvested	80	62	13	15
Cost of shares redeemed	(2,864,199)	(1,036,902)	(6,517,750)	(9,510,132)

Change in net assets resulting from Reserve capital transactions	$971,550	$182,812	$(479,758)	$(138,294)

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS: (continued)
Service (c)
Distributions reinvested	$—	$— (b)	$—	$—
Cost of shares redeemed	—	(20)	—	—

Change in net assets resulting from Service capital transactions	$—	$(20)	$—	$—

Total change in net assets resulting from capital transactions	$6,283,488	$10,037,394	$(1,156,906)	$1,503,242

(a)	Liquidated on September 22, 2017 for JPMorgan Tax Free Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on September 22, 2017 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Agency
Issued	131,063,104	189,633,479	1,002,005	1,261,185
Reinvested	3,180	3,553	374	249
Redeemed	(130,588,663)	(189,504,709)	(784,103)	(867,975)

Change in Agency Shares	477,621	132,323	218,276	393,459

Capital
Issued	87,213,067	69,563,507	—	—
Reinvested	79,957	75,067	—	—
Redeemed	(86,748,216)	(62,060,124)	—	—

Change in Capital Shares	544,808	7,578,450	—	—

Direct (a)
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(20)

Change in Direct Shares	—	—	—	(20)

Institutional Class
Issued	27,574,872	37,650,859	22,909,932	36,962,830
Reinvested	25,058	28,093	5,498	5,287
Redeemed	(24,249,669)	(35,995,237)	(23,171,425)	(35,565,002)

Change in Institutional Class Shares	3,350,261	1,683,715	(255,995)	1,403,115

Morgan
Issued	24,140,185	108,157,082	3,502	6,169
Reinvested	8,174	2,930	44	39
Redeemed	(23,883,749)	(107,690,922)	(2,166)	(8,121)

Change in Morgan Shares	264,610	469,090	1,380	(1,913)

Premier
Issued	9,645,758	22,204,004	1,381,258	5,672,681
Reinvested	3,105	976	59	109
Redeemed	(8,974,225)	(22,213,956)	(2,022,126)	(5,825,895)

Change in Premier Shares	674,638	(8,976)	(640,809)	(153,105)

Reserve
Issued	3,835,669	1,219,652	6,037,979	9,371,823
Reinvested	80	62	13	15
Redeemed	(2,864,199)	(1,036,902)	(6,517,750)	(9,510,132)

Change in Reserve Shares	971,550	182,812	(479,758)	(138,294)

Service (c)
Reinvested	—	— (b)	—	—
Redeemed	—	(20)	—	—

Change in Service Shares	—	(20)	—	—

(a)	Liquidated on September 22, 2017 for JPMorgan Tax Free Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on September 22, 2017 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$178,188	$219,019
Distributions reinvested	30	7
Cost of shares redeemed	(146,483)	(113,823)

Change in net assets resulting from Agency capital transactions	$31,735	$105,203

Eagle Class
Proceeds from shares issued	$343,572	$621,811
Distributions reinvested	2,018	1,695
Cost of shares redeemed	(352,310)	(693,449)

Change in net assets resulting from Eagle Class capital transactions	$(6,720)	$(69,943)

Institutional Class
Proceeds from shares issued	$6,003,009	$4,115,619
Distributions reinvested	5,673	3,024
Cost of shares redeemed	(5,934,162)	(2,846,718)

Change in net assets resulting from Institutional Class capital transactions	$74,520	$1,271,925

Morgan
Proceeds from shares issued	$10,670	$238,782
Distributions reinvested	67	421
Cost of shares redeemed	(6,269)	(538,210)

Change in net assets resulting from Morgan capital transactions	$4,468	$(299,007)

Premier
Proceeds from shares issued	$123,613	$188,701
Distributions reinvested	25	25
Cost of shares redeemed	(115,430)	(103,934)

Change in net assets resulting from Premier capital transactions	$8,208	$84,792

Reserve (a)
Proceeds from shares issued	$—	$152
Distributions reinvested	—	— (b)
Cost of shares redeemed	—	(304)

Change in net assets resulting from Reserve capital transactions	$—	$(152)

Service
Proceeds from shares issued	$79,549	$195,492
Distributions reinvested	499	199
Cost of shares redeemed	(102,299)	(277,421)

Change in net assets resulting from Service capital transactions	$(22,251)	$(81,730)

Total change in net assets resulting from capital transactions	$89,960	$1,011,088

(a)	Liquidated on September 22, 2017 for JPMorgan Municipal Money Market Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Agency
Issued	178,188	219,017
Reinvested	30	7
Redeemed	(146,483)	(113,823)

Change in Agency Shares	31,735	105,201

Eagle Class
Issued	343,572	621,811
Reinvested	2,018	1,695
Redeemed	(352,310)	(693,446)

Change in Eagle Class Shares	(6,720)	(69,940)

Institutional Class
Issued	6,003,009	4,115,584
Reinvested	5,673	3,024
Redeemed	(5,934,162)	(2,846,718)

Change in Institutional Class Shares	74,520	1,271,890

Morgan
Issued	10,670	238,782
Reinvested	67	421
Redeemed	(6,269)	(538,182)

Change in Morgan Shares	4,468	(298,979)

Premier
Issued	123,613	188,699
Reinvested	25	25
Redeemed	(115,430)	(103,934)

Change in Premier Shares	8,208	84,790

Reserve (a)
Issued	—	152
Reinvested	—	— (b)
Redeemed	—	(304)

Change in Reserve Shares	—	(152)

Service
Issued	79,549	195,492
Reinvested	499	199
Redeemed	(102,299)	(277,413)

Change in Service Shares	(22,251)	(81,722)

(a)	Liquidated on September 22, 2017 for JPMorgan Municipal Money Market Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Class C
Six Months Ended August 31, 2018 (Unaudited)	$1.0001	$0.0056	(d)	$0.0002		$0.0058		$(0.0056)		$—		$(0.0056)
Year Ended February 28, 2018	1.0004	0.0039	(d)	—	(e)	0.0039		(0.0042)		—	(e)	(0.0042)
Year Ended February 28, 2017	1.00	0.0001	(d)	0.0006		0.0007		(0.0003)		—	(e)	(0.0003)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Agency
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0093	(d)	0.0001		0.0094		(0.0092)		—		(0.0092)
Year Ended February 28, 2018	1.0004	0.0114	(d)	(0.0004)		0.0110		(0.0113)		—	(e)	(0.0113)
Year Ended February 28, 2017	1.00	0.0036	(d)	0.0016		0.0052		(0.0048)		—	(e)	(0.0048)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Capital
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0096	(d)	0.0002		0.0098		(0.0096)		—		(0.0096)
Year Ended February 28, 2018	1.0004	0.0122	(d)	(0.0004)		0.0118		(0.0121)		—	(e)	(0.0121)
Year Ended February 28, 2017	1.00	0.0047	(d)	0.0014		0.0061		(0.0057)		—	(e)	(0.0057)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

IM
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0097	(d)	0.0002		0.0099		(0.0097)		—		(0.0097)
Year Ended February 28, 2018	1.0004	0.0124	(d)	(0.0004)		0.0120		(0.0123)		—	(e)	(0.0123)
Year Ended February 28, 2017	1.00	0.0055	(d)	0.0007		0.0062		(0.0058)		—	(e)	(0.0058)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0095	(d)	0.0002		0.0097		(0.0095)		—		(0.0095)
Year Ended February 28, 2018	1.0004	0.0119	(d)	(0.0004)		0.0115		(0.0118)		—	(e)	(0.0118)
Year Ended February 28, 2017	1.00	0.0044	(d)	0.0014		0.0058		(0.0054)		—	(e)	(0.0054)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0081	(d)	—		0.0081		(0.0079)		—		(0.0079)
Year Ended February 28, 2018	1.0004	0.0089	(d)	(0.0005)		0.0084		(0.0087)		—	(e)	(0.0087)
Year Ended February 28, 2017	1.00	0.0014	(d)	0.0012		0.0026		(0.0022)		—	(e)	(0.0022)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.00005.
(f)	Amount rounds to less than $0.005.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0003	0.59%	$1,590	0.97%	1.11%	2.59%
1.0001	0.39	2,012	0.97	0.39	2.27
1.0004	0.07	4,289	0.60	0.01	1.20
1.0000	0.01	39,558	0.34	0.01	1.18
1.0000	0.01	16,897	0.22	0.01	1.16
1.0000	0.01	17,658	0.23	0.01	1.16

1.0003	0.95	1,858,724	0.26	1.84	0.31
1.0001	1.10	1,494,001	0.26	1.14	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.0000	0.07	8,141,439	0.26	0.07	0.31
1.0000	0.01	6,603,508	0.22	0.01	0.31
1.0000	0.01	7,565,361	0.23	0.01	0.31

1.0003	0.99	26,619,279	0.18	1.91	0.21
1.0001	1.18	24,654,174	0.18	1.22	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.0000	0.14	64,690,852	0.18	0.14	0.21
1.0000	0.05	66,140,350	0.18	0.05	0.21
1.0000	0.06	68,193,741	0.18	0.06	0.21

1.0003	1.00	2,015,286	0.16	1.93	0.16
1.0001	1.21	2,032,079	0.16	1.24	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.0000	0.17	2,628,508	0.16	0.16	0.16
1.0000	0.07	3,749,460	0.16	0.08	0.16
1.0000	0.08	100	0.16	0.08	0.16

1.0003	0.97	10,225,859	0.21	1.89	0.26
1.0001	1.15	8,567,374	0.21	1.19	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.0000	0.11	20,011,248	0.21	0.10	0.26
1.0000	0.02	27,718,738	0.21	0.02	0.26
1.0000	0.03	29,139,007	0.21	0.03	0.26

1.0003	0.81	1,536,491	0.52	1.60	0.55
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.0000	0.01	1,877,099	0.31	0.01	0.52
1.0000	0.01	2,278,962	0.22	0.01	0.51
1.0000	0.01	2,332,919	0.23	0.01	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Premier
Six Months Ended August 31, 2018 (Unaudited)	$1.0001	$0.0083	(d)	$0.0002		$0.0085		$(0.0083)		$—		$(0.0083)
Year Ended February 28, 2018	1.0004	0.0096	(d)	(0.0005)		0.0091		(0.0094)		—	(e)	(0.0094)
Year Ended February 28, 2017	1.00	0.0020	(d)	0.0013		0.0033		(0.0029)		—	(e)	(0.0029)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.0001	0.0071	(d)	0.0001		0.0072		(0.0070)		—		(0.0070)
Year Ended February 28, 2018	1.0004	0.0062	(d)	0.0004		0.0066		(0.0069)		—	(e)	(0.0069)
Year Ended February 28, 2017	1.00	0.0003	(d)	0.0013		0.0016		(0.0012)		—	(e)	(0.0012)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.00005.
(f)	Amount rounds to less than $0.005.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0003	0.85%	$1,352,909	0.45%	1.65%	0.46%
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46
1.0000	0.02	2,030,985	0.30	0.02	0.46
1.0000	0.01	1,589,780	0.22	0.01	0.46
1.0000	0.01	2,021,372	0.23	0.01	0.46

1.0003	0.72	28,344	0.70	1.41	0.87
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71
1.0000	0.01	930,188	0.31	0.01	0.71
1.0000	0.01	1,154,468	0.22	0.01	0.71
1.0000	0.01	1,426,646	0.23	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Institutional Tax Free Money Market Fund
Agency
March 1, 2018 (e) through August 31, 2018 (Unaudited)	$1.0000	$0.0056	$0.0000	(f)	$0.0056	$(0.0056)

Capital
March 1, 2018 (e) through August 31, 2018 (Unaudited)	1.0000	0.0060	0.0000	(f)	0.0060	(0.0060)

IM
March 1, 2018 (e) through August 31, 2018 (Unaudited)	1.0000	0.0061	0.0000	(f)	0.0061	(0.0061)

Institutional Class
March 1, 2018 (e) through August 31, 2018 (Unaudited)	1.0000	0.0058	0.0000	(f)	0.0058	(0.0058)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2018.
(e)	Commencement of operations.
(f)	Amount rounds to less than $0.00005.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)(d)	Net investment income (loss) (d)	Expenses without waivers, reimbursements and earnings credits (d)

$1.0000	0.56%	$101	0.26%	1.10%	26.09%

1.0000	0.60	1,497	0.18	1.15	2.39

1.0000	0.61	573,724	0.16	1.12	0.23

1.0000	0.58	25,538	0.21	1.15	0.81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.56%	$19,654	0.97%	1.11%	1.18%
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18

1.00	0.92	304,060	0.26	1.85	0.32
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33

1.00	0.97	308,264	0.18	1.95	0.22
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08

1.00	0.95	1,658,432	0.21	1.90	0.27
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28

1.00	0.80	12,935	0.51	1.57	0.53
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.76%	$190,797	0.59%	1.51%	0.67%
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63

1.00	0.83	734,243	0.45	1.67	0.47
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48

1.00	0.70	5,580	0.70	1.38	0.73
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct (f)
For the period ended November 22, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Private Wealth Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
August 18, 2017 (g) through February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Direct Shares of U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.79%	$12,122,666	0.26%	1.57%	0.31%
1.00	0.81	13,906,062	0.26	0.80	0.31
1.00	0.22	12,887,975	0.25	0.22	0.31
1.00	0.02	7,594,151	0.15	0.02	0.31
1.00	0.01	7,428,617	0.08	0.01	0.31
1.00	0.01	7,098,492	0.09	0.01	0.31

1.00	0.83	72,447,267	0.18	1.64	0.21
1.00	0.89	92,747,537	0.18	0.88	0.21
1.00	0.33	86,200,153	0.14	0.35	0.21
1.00	0.04	28,046,995	0.14	0.04	0.21
1.00	0.01	32,973,407	0.07	0.01	0.21
1.00	0.01	25,817,838	0.09	0.01	0.21

1.00	0.49	—	0.30	0.65	0.31
1.00	0.19	193,840	0.29	0.16	0.31
1.00	0.02	870,118	0.18	0.02	0.31
1.00	0.01	294,989	0.07	0.01	0.31
1.00	0.01	281,437	0.09	0.01	0.31

1.00	0.57	2,543,097	0.70	1.16	0.71
1.00	0.37	1,172,819	0.70	0.36	0.71
1.00	0.01	1,215,409	0.49	0.01	0.71
1.00	0.01	437,372	0.18	0.01	0.71
1.00	0.01	351,014	0.07	0.01	0.71
1.00	0.01	1,838,360	0.09	0.01	0.71

1.00	0.77	20	0.30	1.52	0.43
1.00	0.49	20	0.30	0.92	0.33

1.00	0.42	289,752	1.00	0.82	1.06
1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07

1.00	0.84	4,624,373	0.16	1.69	0.16
1.00	0.91	2,493,731	0.16	0.96	0.16
1.00	0.33	589,694	0.14	0.34	0.16
1.00	0.05	648,289	0.13	0.05	0.16
1.00	0.01	1,142,811	0.07	0.01	0.16
1.00	0.01	563,436	0.08	0.02	0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.82%	$32,490,193	0.21%	1.62%	0.26%
1.00	0.86	32,544,047	0.21	0.85	0.26
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26
1.00	0.01	8,279,641	0.07	0.01	0.26
1.00	0.01	7,099,746	0.09	0.01	0.26

1.00	0.67	795,534	0.51	1.32	0.51
1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51
1.00	0.01	3,066,013	0.07	0.01	0.51
1.00	0.01	3,664,674	0.09	0.01	0.51

1.00	0.62	1,716,482	0.59	1.24	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61
1.00	0.01	2,039,361	0.08	0.01	0.61
1.00	0.01	2,435,725	0.09	0.01	0.61

1.00	0.70	4,123,539	0.45	1.37	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46
1.00	0.01	7,570,828	0.18	0.01	0.46
1.00	0.01	3,441,795	0.07	0.01	0.46
1.00	0.01	3,646,033	0.09	0.01	0.46

1.00	0.57	65,076	0.70	1.12	0.71
1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71
1.00	0.01	16,298	0.12	0.01	0.71
1.00	0.01	150,289	0.08	0.01	0.71
1.00	0.01	48,890	0.09	0.01	0.71

1.00	0.39	1,842,499	1.05	0.78	1.06
1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06
1.00	0.01	395,656	0.15	0.01	1.06
1.00	0.01	913,521	0.07	0.01	1.06
1.00	0.01	898,352	0.09	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$—	(d)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
September 22, 2017 (g) through February 28, 2018	1.00	0.01	(d)	(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

Direct (h)
For the period ended November 22, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	Direct Shares of U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.43%		$356,342	0.97%	0.85%		1.16%
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16

1.00	0.79		1,156,915	0.26	1.58		0.31
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31

1.00	0.83		4,579,938	0.18	1.66		0.21
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.48		—	0.30	0.71		0.31
1.00	0.14		5,812	0.30	0.09		0.31
1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31

1.00	0.85		3,712,803	0.16	1.68		0.16
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.82%		$14,032,252	0.21%	1.62%		0.26%
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26

1.00	0.67		40,579	0.51	1.32		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51

1.00	0.63		366,725	0.59	1.25		0.62
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61

1.00	0.70		746,704	0.45	1.39		0.46
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46

1.00	0.57		14,730	0.70	1.14		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.78%	$133,372	0.26%	1.55%		0.32%
1.00	0.80	127,451	0.26	0.77		0.33
1.00	0.20	133,227	0.26	0.19		0.35
1.00	0.02	233,955	0.16	0.02		0.33
1.00	0.01	84,778	0.07	0.00	(f)	0.35
1.00	0.01	233,285	0.08	0.01		0.34

1.00	0.80	3,050,851	0.21	1.59		0.27
1.00	0.85	2,668,613	0.21	0.84		0.28
1.00	0.25	2,767,271	0.21	0.25		0.30
1.00	0.03	3,615,992	0.13	0.03		0.28
1.00	0.01	3,995,934	0.06	0.01		0.30
1.00	0.01	3,835,871	0.07	0.01		0.29

1.00	0.61	25,651	0.59	1.21		0.70
1.00	0.46	32,224	0.59	0.44		0.69
1.00	0.02	53,090	0.42	0.01		0.67
1.00	0.01	131,723	0.16	0.01		0.65
1.00	0.01	111,292	0.07	0.01		0.65
1.00	0.01	96,652	0.07	0.01		0.64

1.00	0.68	224,000	0.45	1.35		0.47
1.00	0.60	229,795	0.45	0.65		0.48
1.00	0.04	109,282	0.41	0.04		0.50
1.00	0.01	171,808	0.14	0.01		0.49
1.00	0.01	219,792	0.06	0.01		0.50
1.00	0.01	277,420	0.07	0.01		0.49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.78%		$2,458,682	0.26%	1.55%		0.31%
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31
1.00	0.00	(f)	1,700,093	0.05	0.00		0.31
1.00	0.00	(f)	1,991,907	0.07	0.00		0.31

1.00	0.82		19,753,287	0.18	1.62		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(f)	8,717,551	0.04	0.00		0.21
1.00	0.00	(f)	9,468,647	0.06	0.00		0.21

1.00	0.81		14,448,735	0.21	1.60		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(f)	10,302,127	0.04	0.00		0.26
1.00	0.00	(f)	9,143,359	0.06	0.00		0.26

1.00	0.61		1,882,589	0.59	1.21		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(f)	1,148,892	0.40	0.00	(f)	0.61
1.00	0.00	(f)	1,990,677	0.10	0.00	(f)	0.61
1.00	0.00	(f)	1,477,551	0.05	0.00		0.61
1.00	0.00	(f)	1,625,797	0.07	0.00		0.61

1.00	0.68		1,523,542	0.45	1.38		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(f)	1,219,310	0.10	0.00	(f)	0.46
1.00	0.00	(f)	1,259,597	0.04	0.00		0.46
1.00	0.00	(f)	1,130,636	0.07	0.00		0.46

1.00	0.56		1,229,551	0.70	1.15		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(f)	75,190	0.41	0.00		0.71
1.00	0.00	(f)	108,109	0.14	0.00	(f)	0.71
1.00	0.00	(f)	46,667	0.04	0.00		0.71
1.00	0.00	(f)	44,246	0.07	0.00		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.56%	$1,049,447	0.26%	1.11%	0.31%
1.00	0.68	831,137	0.26	0.70	0.31
1.00	0.27	437,689	0.25	0.26	0.31
1.00	0.03	344,578	0.05	0.01	0.31
1.00	0.02	322,389	0.07	0.01	0.31
1.00	0.02	307,751	0.12	0.01	0.31

1.00	0.59	11,715,001	0.21	1.16	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26
1.00	0.02	11,663,024	0.07	0.01	0.26
1.00	0.02	10,650,809	0.10	0.01	0.26

1.00	0.40	10,935	0.59	0.78	0.67
1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62
1.00	0.02	109,439	0.08	0.01	0.61
1.00	0.02	280,117	0.12	0.01	0.61

1.00	0.47	919,543	0.45	0.91	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46
1.00	0.03	2,984,160	0.04	0.01	0.46
1.00	0.02	2,593,113	0.07	0.01	0.46
1.00	0.02	2,390,160	0.12	0.01	0.46

1.00	0.34	2,032,178	0.70	0.68	0.71
1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71
1.00	0.03	4,220,927	0.04	0.01	0.71
1.00	0.02	4,208,768	0.07	0.01	0.71
1.00	0.02	4,484,279	0.12	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2018 (Unaudited)	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—		$(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2018 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Premier
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Service
Six Months Ended August 31, 2018 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.58%		$172,557	0.26%	1.14%		0.32%
1.00	0.73		140,809	0.26	0.76		0.35
1.00	0.33		35,608	0.23	0.20		0.33
1.00	0.01		193,260	0.08	0.01		0.32
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32

1.00	0.36		542,373	0.70	0.70		0.72
1.00	0.29		549,053	0.70	0.27		0.75
1.00	0.04		619,001	0.67	0.04		0.76

1.00	0.01		—	0.41	0.01		1.07
1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07

1.00	0.60		1,649,767	0.21	1.19		0.27
1.00	0.78		1,575,116	0.21	0.83		0.31
1.00	0.37		303,233	0.21	0.39		0.30
1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27

1.00	0.41		18,263	0.59	0.80		0.65
1.00	0.40		13,794	0.59	0.28		0.63
1.00	0.08		312,787	0.49	0.07		0.64
1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(h)	330,333	0.19	0.00	(h)	0.62

1.00	0.48		124,535	0.45	0.95		0.47
1.00	0.54		116,319	0.45	0.57		0.51
1.00	0.16		31,528	0.41	0.12		0.49
1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(h)	40,357	0.19	0.00	(h)	0.47

1.00	0.18		259,792	1.04	0.36		1.07
1.00	0.07		282,024	0.91	0.05		1.09
1.00	0.03		363,754	0.54	0.01		1.09
1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(h)	238,328	0.19	0.00	(h)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 9 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Prime Money Market Fund	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund^	Agency, Capital, IM and Institutional Class	JPMIV	Diversified
JPMorgan Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade^^, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Agency, Capital, Direct^^^, Eagle Class, Eagle Private Wealth Class^^^^, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Class C, Agency, Capital^^^^^, Direct^^^, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Eagle Class, E*Trade^^, Institutional Class, Morgan, Premier and Service	JPM II	Diversified

^	The JPMorgan Institutional Tax Free Money Market Fund commenced operations on March 1, 2018.
^^	E*Trade Shares of JPMorgan Liquid Assets Money Market Fund and JPMorgan Municipal Money Market Fund had no assets from the close of business on October 19, 2016 and September 21, 2016, respectively.
^^^	Direct Shares of JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
^^^^	Commenced operations on August 18, 2017.
^^^^^	Commenced operations on September 22, 2017.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

The Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a Retail or Government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as Government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund and Institutional Tax Free Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

For the Prime Money Market Fund and Institutional Tax Free Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$44,040,834	$—	$44,040,834

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$600,405	$—	$600,405

The following is a summary of the inputs used as of August 31, 2018, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,251,231	$—	$3,251,231

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$135,536,291	$—	$135,536,291

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$24,437,883	$—	$24,437,883

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,419,510	$—	$3,419,510

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$40,059,378	$—	$40,059,378

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$15,693,240	$—	$15,693,240

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,762,252	$—	$2,762,252

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOIs. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the six month ended August 31, 2018.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Tax Free Money Market Fund and Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Tax Free Money Market Fund and Municipal Money Market Fund had delayed delivery securities outstanding as of August 31, 2018, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended August 31, 2018 are as follows (amounts in thousands):

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
Class C	$13	n/a	$1		n/a		$5	n/a	n/a	n/a	n/a
Agency	35	$13	1		$133		12	$2	$18	$7	$1
Capital	312	13	—	(a)	825		29	n/a	165	n/a	n/a
Direct	n/a	n/a	n/a		—		—	n/a	n/a	n/a	n/a
Eagle Class	n/a	n/a	n/a		15		n/a	n/a	n/a	n/a	6
Eagle Private Wealth Class	n/a	n/a	n/a		—	(a)	n/a	n/a	n/a	n/a	n/a
E*Trade	n/a	n/a	n/a		2		n/a	n/a	n/a	n/a	n/a
IM	40	15	n/a		40		17	n/a	n/a	n/a	n/a
Institutional Class	125	13	2		359		159	41	123	116	12
Investor	n/a	n/a	—	(a)	5		1	n/a	n/a	n/a	n/a
Morgan	214	n/a	39		62		17	13	41	3	3
Premier	43	n/a	3		76		9	5	18	15	1
Reserve	21	n/a	—	(a)	2		1	n/a	5	24	n/a
Service	n/a	n/a	n/a		8		n/a	n/a	n/a	n/a	3

Total	$803	$54	$46		$1,527		$250	$61	$370	$165	$26

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2018, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, Eagle Class, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Eagle Private Wealth Class, IM, Institutional

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	n/a	0.25%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.75	n/a	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.25%	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.25	n/a	0.10	n/a	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2018, JPMDS retained the following amounts (in thousands):

CDSC
Liquid Assets Money Market Fund	$—(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.25%	0.15%	0.05%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.15	0.05	0.15%	0.30%	0.15%
U.S. Treasury Plus Money Market Fund	0.25	0.15	0.05	0.15	n/a	n/a
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	0.10	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.10	n/a	0.35	0.30	n/a	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.26%	0.18%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.26	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	0.26	0.18	0.30	n/a	n/a
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	0.70	n/a

	E*Trade	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	n/a	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	1.00%	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2018, and are in place until at least June 30, 2019.

In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2018. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$8	$—	$6,563	$6,571	$13
Institutional Tax Free Money Market Fund	19	16	7	42	177
Liquid Assets Money Market Fund	101	67	465	633	—
U.S. Government Money Market Fund	31	—	21,307	21,338	—	(a)
U.S. Treasury Plus Money Market Fund	5	—	4,764	4,769	—
Federal Money Market Fund	200	134	557	891	—
100% U.S. Treasury Securities Money Market Fund	843	559	4,968	6,370	—
Tax Free Money Market Fund	403	267	2,585	3,255	—
Municipal Money Market Fund	181	120	406	707	—

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Voluntary Waivers
Distribution
Municipal Money Market Fund	$10

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the six months ended August 31, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$129,623	$310,507	$—
Tax Free Money Market Fund	629,800	306,304	—
Municipal Money Market Fund	210,633	325,642	—

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2018 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$7	$2
Agency	—	1,223
Capital	—	6,276
Institutional Class	—	4,683
Morgan	—	1,845
Premier	—	1,779
Reserve	31	37

	$38	$15,845

Institutional Tax Free Money Market Fund
Agency	$—	$—	(a)
Capital	—	—	(a)
Institutional Class	—	13

	$—	$13

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

	Distribution	Service
Liquid Assets Money Market Fund
Class C	$79	$26
Agency	—	153
Capital	—	60
Institutional Class	—	605
Investor	—	16
Morgan	83	290
Premier	—	756
Reserve	7	9

	$169	$1,915

U.S. Government Money Market Fund
Agency	$—	$9,754
Capital	—	20,110
Eagle Class	2,358	2,830
Eagle Private Wealth Class	—	—	(a)
E*Trade	933	466
Institutional Class	—	15,574
Investor	—	1,358
Morgan	679	2,375
Premier	—	6,828
Reserve	66	80
Service	4,797	2,399

	$8,833	$61,774

U.S. Treasury Plus Money Market Fund
Class C	$1,442	$481
Agency	—	728
Capital	—	1,258
Institutional Class	—	7,425
Investor	—	67
Morgan	160	561
Premier	—	941
Reserve	19	22

	$1,621	$11,483

Federal Money Market Fund
Agency	$—	$78
Institutional Class	—	1,346
Morgan	15	54
Premier	—	334

	$15	$1,812

100% U.S. Treasury Securities Money Market Fund
Agency	$—	$1,580
Capital	—	4,661
Institutional Class	—	6,185
Morgan	976	3,417
Premier	—	1,892
Reserve	1,105	1,326

	$2,081	$19,061

Tax Free Money Market Fund
Agency	$—	$745
Institutional Class	—	5,981
Morgan	6	20
Premier	—	1,623
Reserve	2,765	3,318

	$2,771	$11,687

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Distribution	Service
Municipal Money Market Fund
Agency	$—	$126
Eagle Class	728	873
Institutional Class	—	913
Morgan	8	29
Premier	—	187
Service	821	411

	$1,557	$2,539

(a)	Amount rounds to less than one thousand.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$44,033,042	$8,045	$253	$7,792
Institutional Tax Free Money Market Fund	600,419	—	14	(14)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

As of August 31, 2018, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2018, were as follows (amounts in thousands except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
U.S. Government Money Market Fund	$16,501	68	$102

Interest earned as a result of lending money to another fund for the six months ended August 31, 2018, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

As of August 31, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliates Omnibus Accounts	% of the Fund	Number of Non-Affiliates Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	28.7%	—	—%
Institutional Tax Free Money Market Fund	1	95.5	—	—
Liquid Assets Money Market Fund	1	70.7	—	—
U.S. Treasury Plus Money Market Fund	—	—	2	33.8
Federal Money Market Fund	1	58.6	1	17.5
100% U.S. Treasury Securities Money Market Fund	1	23.5	—	—
Tax Free Money Market Fund	1	49.0	2	43.3
Municipal Money Market Fund	2	69.1	1	19.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. New Accounting Pronouncement

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2018, and continued to hold your shares at the end of the reporting period, August 31, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Class C
Actual	$1,000.00	$1,005.90	$4.90	0.97%
Hypothetical	1,000.00	1,020.32	4.94	0.97
Agency
Actual	1,000.00	1,009.50	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,009.90	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,010.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,009.70	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,008.10	2.63	0.52
Hypothetical	1,000.00	1,022.58	2.65	0.52
Premier
Actual	1,000.00	1,008.50	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,007.20	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	1,000.00	1,005.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	143

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,006.00	$0.91	0.18%
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,006.10	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,005.80	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

JPMorgan Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,005.60	4.90	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Agency
Actual	1,000.00	1,009.20	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,009.70	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,009.50	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,008.00	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Morgan
Actual	1,000.00	1,007.60	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,008.30	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,007.00	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

JPMorgan U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,007.90	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,008.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Eagle Class
Actual	1,000.00	1,005.70	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

Eagle Private Wealth Class
Actual	1,000.00	1,007.70	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30
E*Trade
Actual	1,000.00	1,004.20	5.05	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
IM
Actual	1,000.00	1,008.40	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

144	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Institutional Class
Actual	$1,000.00	$1,008.20	$1.06	0.21%
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,006.70	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Morgan
Actual	1,000.00	1,006.20	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,007.00	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,005.70	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Service
Actual	1,000.00	1,003.90	5.30	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05

JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,004.30	4.90	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Agency
Actual	1,000.00	1,007.90	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,008.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,008.50	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,008.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,006.70	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Morgan
Actual	1,000.00	1,006.30	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,007.00	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,005.70	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,007.80	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,008.00	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	145

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Federal Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,006.10	$2.98	0.59%
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,006.80	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,007.80	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,008.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,008.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,006.10	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,006.80	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,005.60	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,005.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,005.90	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,004.00	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,004.70	2.27	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,003.40	3.53	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,005.80	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Eagle Class
Actual	1,000.00	1,003.60	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Institutional Class
Actual	1,000.00	1,006.00	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,004.10	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

146	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Municipal Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,004.80	$2.27	0.45%
Hypothetical	1,000.00	1,022.94	2.29	0.45
Service
Actual	1,000.00	1,001.80	5.25	1.04
Hypothetical	1,000.00	1,019.96	5.30	1.04

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	147

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

148	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) for certain share classes which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	149

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2017, and in the first quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for the Morgan shares was in the fifth, quintile based upon the Peer Group for the one-year period ended December 31, 2017, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2017, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2017. The Trustees noted that the performance for the Morgan shares was in the first quintile based on the Peer Group for each of the one-, three- and five-year periods ended December 31, 2017, and in the third, second, and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the first quintile based upon both the Peer Group and the Universe, for each of the one-, three- and five-year periods ended December 31, 2017. The Trustees noted that the performance for Morgan shares was in first quintile based upon the Peer Group for the one-year period ended December 31, 2017, and in the second quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for Service shares was in the fifth quintile based upon both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2017 The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the first, first, and second quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for the Morgan shares was in the second, first, and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2017, respectively, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for the Morgan shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of

150	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the second, first, and second quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2017, respectively, and in the second quintile based upon the Universe, for each of the one-, three- and five-year period ended December 31, 2017. The Trustees noted that the performance for the Morgan shares was in the second, first, and first quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2017, respectively, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2017, and in the first, second, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for the Service shares was in the third, fourth, and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2017, respectively, and in the fifth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Caps currently in place for each Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the third and fifth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and fifth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for the Morgan shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee and actual total expenses for Institutional shares were in the third and second quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for the Morgan shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the third and fifth quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified

AUGUST 31, 2018	J.P. MORGAN MONEY MARKET FUNDS	151

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares were in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares were in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for the Morgan shares were in the fourth and second quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe, The Trustees noted that the net advisory fee for the Service shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

152	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2018

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. August 2018.	SAN-MMKT-818

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2018 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 9, 2018 (Unaudited)

Dear Shareholders,

The world’s leading economies continued to expand in the six months ended August 31, 2018, though the pattern of synchronized global growth that had characterized the previous two years began to dissipate amid geopolitical tensions and rising borrowing costs for emerging market nations.

“During the reporting period, the current U.S. economic expansion became the second longest on record.” — George C.W. Gatch

U.S. gross domestic product (GDP) growth surged to 4.2% in the second quarter of 2018 from 2.2% in the first quarter. Notably, unemployment stood at 3.9% in August, though wage growth remained subdued. While the U.S. raised import tariffs on Chinese goods worth billions of dollars and the Chinese government responded in kind during the reporting period, trade tensions with China and other U.S. trading partners appeared to have little impact on business sentiment in the U.S. In response to continued economic growth and falling unemployment, the U.S. Federal Reserve raised benchmark interest rates in March and again in June. (Subsequent to the end of the reporting period, the central bank raised interest rates in September 2018.)

In the European Union, positive economic growth was clouded by political uncertainty. Second quarter GDP rose 2.1%, though core inflation remained below the European Central Bank’s (ECB) target rate. Unemployment in the 19-nation euro area fell to 8.1% in August, the lowest level since November 2008. However, a new government in Italy raised investor concerns that its budget plans would deviate from the European Commission’s stability and growth pact and force the commission to enact punitive measures. Against this backdrop, the ECB held to its plan to maintain interest rates at current levels until at least next summer. Meanwhile, negotiations over the U.K.’s exit from the European Union continued without resolution, raising political tensions between leaders in the EU and the U.K. as well as within the Britain’s ruling Conservative Party.

While trade tensions led to a decline in Chinese exports to the U.S., the Chinese government took steps to further stimulate domestic demand and capital outflows from China appeared limited at the end of the reporting period.

Meanwhile, select emerging market nations saw the value of their currencies and their sovereign debt plummet. Nations dependent on foreign lending and imported petroleum were hit hardest by rising U.S. interest rates and a strengthening U.S. dollar that effectively raised borrowing costs. The economies of Argentina, Brazil, South Africa and Turkey were among those hurt by rising borrowing costs and/or political uncertainty.

In financial markets, U.S. equities largely recovered from a sharp sell-off in February 2018 and outperformed other regions and other asset classes. Record corporate earnings, strong consumer spending and positive economic data bolstered equity prices and pushed the S&P 500 Index to record highs in August. Equity prices in other developed markets were weak and prices fell sharply in emerging markets. Bond markets were mixed, with limited positive returns in select U.S. Treasury bonds and U.S. high yield bonds (also called “junk bonds”) and negative returns for emerging markets debt. Notably, global energy prices rose somewhat during the reporting period, which supported oil exporting economies without becoming a large drag on global economic growth.

During the reporting period, the current U.S. economic expansion became the second longest on record. While the underlying fundamentals of continued global economic growth remained in place at the end of August, the longer-term impact of protectionist U.S. trade policy and the extent of currency devaluation in emerging markets were key issues looming over global financial markets.

We believe that investors may be best served by a well-diversified portfolio and a patient outlook. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

During the reporting period, U.S. bond markets largely underperformed U.S. equities, which were supported by record corporate profits, strong consumer spending and continued economic growth. The U.S. Federal Reserve raised interest rates in March and again in June.

Within fixed-income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion became the second-longest on record. For the six months ended August 31, 2018, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.15% and the Bloomberg Barclays High Yield Corporate Index returned 2.28%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.98%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.15%

Net Assets as of 8/31/2018 (In Thousands)	$28,973,526
Duration as of 8/31/2018	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the 30-year portion of the yield curve was a leading detractor from performance as that portion of the curve outperformed shorter maturities during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s security selection within agency mortgage-backed securities also detracted from relative performance.

The Fund’s shorter overall duration compared with the Benchmark was a leading contributor to relative performance as interest rates rose across the yield curve. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise versus bonds with longer duration. The Fund’s overweight position in asset-backed securities and non-agency mortgage-backed securities also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	28.0%
Corporate Bonds	22.9
Mortgage-Backed Securities	15.5
Asset-Backed Securities	12.9
Collateralized Mortgage Obligations	9.2
Commercial Mortgage-Backed Securities	7.0
U.S. Government Agency Securities	2.1
Others (each less than 1.0%)	1.3
Short-Term Investments	1.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		(2.92)%	(4.93)%	1.36%	3.46%
Without Sales Charge		0.85	(1.20)	2.13	3.85
CLASS C SHARES	March 22, 1999
With CDSC***		(0.46)	(2.80)	1.49	3.19
Without CDSC		0.54	(1.80)	1.49	3.19
CLASS I SHARES	June 1, 1991	0.98	(1.04)	2.33	4.03
CLASS R2 SHARES	November 3, 2008	0.68	(1.54)	1.87	3.58
CLASS R3 SHARES	September 9, 2016	0.90	(1.29)	2.03	3.74
CLASS R4 SHARES	September 9, 2016	0.93	(1.12)	2.27	3.99
CLASS R5 SHARES	May 15, 2006	1.01	(0.90)	2.45	4.16
CLASS R6 SHARES	February 22, 2005	1.06	(0.80)	2.55	4.24

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund, the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Bond Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.13%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.15%

Net Assets as of 8/31/2018 (In Thousands)	$13,838,273
Duration as of 8/31/2018	5.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection within the agency mortgage-backed securities sector detracted from performance. The Fund’s underweight position in U.S. Treasury bonds also detracted from relative performance as government bonds outperformed investment grade corporate debt within the Benchmark.

The Fund’s out-of-Benchmark allocation to high yield corporate bonds (also called “junk bonds”) was a leading contributor to relative performance. The Fund’s overweight positions and security selection in short-dated securitized credit sectors, including asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities also made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities.

The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund managers decreased the Fund’s overall duration to 5.91 years at August 31, 2018 from 6.01 years at February 28, 2018.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.6%
U.S. Treasury Obligations	17.7
Asset-Backed Securities	17.2
Mortgage-Backed Securities	16.0
Commercial Mortgage-Backed Securities	8.8
Collateralized Mortgage Obligations	3.9
U.S. Government Agency Securities	1.4
Foreign Government Securities	1.3
Others (each less than 1.0%)	0.3
Short-Term Investments	6.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(2.86)%	(4.70)%	2.08%	4.31%
Without Sales Charge		0.98	(0.94)	2.87	4.70
CLASS C SHARES	May 30, 2000
With CDSC***		(0.36)	(2.47)	2.21	4.04
Without CDSC		0.64	(1.47)	2.21	4.04
CLASS I SHARES	March 5, 1993	1.13	(0.65)	3.09	4.88
CLASS L SHARES	June 19, 2009	1.11	(0.57)	3.13	4.99
CLASS R2 SHARES	November 3, 2008	0.78	(1.34)	2.47	4.30
CLASS R3 SHARES	September 9, 2016	0.90	(1.09)	2.72	4.57
CLASS R4 SHARES	September 9, 2016	1.04	(0.71)	2.99	4.83
CLASS R5 SHARES	September 9, 2016	1.12	(0.68)	3.08	4.88
CLASS R6 SHARES	February 22, 2005	1.16	(0.47)	3.24	5.10

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class L, Class R2, Class R3, Class R4 and Class R5 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class L and Class I Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund, the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.18%
Bloomberg Barclays U.S. Government Bond Index	1.37%

Net Assets as of 8/31/2018 (In Thousands)	$1,342,778
Duration as of 8/31/2018	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Government Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the 30-year portion of the yield curve detracted from performance as longer-dated bonds outperformed shorter maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s out-of-Benchmark allocation to government agency bonds also detracted from performance.

The Fund’s shorter overall duration relative to the Benchmark was a leading contributor to relative performance as interest rates rose across the yield curve. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise, versus bonds with longer duration. The Fund’s security selection within U.S. Treasury bonds was also a positive contributor to relative performance.

HOW WAS THE FUND POSITIONED?

While the overall duration of the Benchmark increased as the U.S. government issued more long-dated Treasury bonds, the Fund’s portfolio managers aimed to keep the duration of the Fund within a range of 5.00 to 5.50 years. The portfolio managers also increased the Fund’s allocation to agency commercial mortgage-backed securities to 13.9% at the end of the reporting period from 12.8% at February 28, 2018. The portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	28.9%
U.S. Treasury Obligations	24.8
U.S. Government Agency Securities	18.6
Mortgage-Backed Securities	15.5
Commercial Mortgage-Backed Securities	8.0
Foreign Government Securities	0.5
Short-Term Investments	3.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(2.84)%	(5.22)%	0.87%	2.84%
Without Sales Charge		0.94	(1.57)	1.64	3.23
CLASS C SHARES	March 22, 1999
With CDSC***		(0.37)	(3.18)	0.95	2.50
Without CDSC		0.63	(2.18)	0.95	2.50
CLASS I SHARES	February 8, 1993	1.18	(1.30)	1.92	3.51
CLASS R2 SHARES	November 3, 2008	0.76	(1.91)	1.36	2.95
CLASS R3 SHARES	September 9, 2016	0.90	(1.65)	1.55	3.13
CLASS R4 SHARES	September 9, 2016	1.12	(1.31)	1.80	3.38
CLASS R6 SHARES	August 1, 2016	1.24	(1.08)	1.98	3.53

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R2, Class R3, Class R4 and Class R6 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund, the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.07%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	2.26%

Net Assets as of 8/31/2018 (In Thousands)	$9,245,589
Duration as of 8/31/2018	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market, and lower rated bonds generally outperformed higher rated bonds.

Relative to the Benchmark, the Fund’s security selection in the energy and technology sectors detracted from returns. The Fund’s underweight position in bonds rated CCC bonds and its security selection in leveraged loan assignments also detracted from relative performance.

The Fund’s underweight position in bonds rated BB and its security selection in the pharmaceuticals sector were leading contributors to relative performance. During the reporting period, the Fund also benefitted from equities acquired through corporate bankruptcy reorganizations.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers positioned the portfolio more aggressively during the six month period in response to a rising interest rates and strong fundamentals across most issuers and sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	90.3%
Loan Assignments	4.5
Others (each less than 1.0%)	1.3
Short-Term Investments	3.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge**		(1.82)%	(1.20)%	3.69%	6.78%
Without Sales Charge		1.96	2.65	4.48	7.19
CLASS C SHARES	March 22, 1999
With CDSC***		0.55	1.13	3.90	6.56
Without CDSC		1.55	2.13	3.90	6.56
CLASS I SHARES	November 13, 1998	2.07	2.89	4.71	7.44
CLASS R2 SHARES	November 3, 2008	1.78	2.30	4.16	6.88
CLASS R3 SHARES	August 21, 2017	1.90	2.52	4.39	7.17
CLASS R4 SHARES	August 21, 2017	2.03	2.79	4.66	7.41
CLASS R5 SHARES	May 15, 2006	2.10	2.94	4.75	7.49
CLASS R6 SHARES	February 22, 2005	2.15	3.05	4.82	7.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.14%
Bloomberg Barclays 1-10 Year U.S. TIPS Index	1.72%
Bloomberg Barclays U.S. Intermediate Aggregate Index	1.13%
Inflation Managed Bond Composite Benchmark[1]	0.93%

Net Assets as of 8/31/2018 (In Thousands)	$1,390,670
Duration as of 8/31/2018	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and outperformed the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark. During the reporting period, U.S. inflation accelerated modestly, with rising energy prices and a tightening labor market putting upward pressure on consumer prices.

The Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to absolute performance as inflation expectations rose modestly during the reporting period.

Relative to the Index, the Fund’s out-of-Index allocation to agency mortgage-backed securities detracted from the performance.

The Fund’s out-of-Index allocations to asset-backed securities and investment grade corporate debt were leading contributors to relative performance. During the reporting period, interest rates rose and the Fund’s overall shorter duration profile compared with the Index also helped relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from both actual, realized inflation as well as the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index of All Urban Consumers, and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	28.9%
U.S. Government Agency Securities	21.2
U.S. Treasury Obligations	16.3
Collateralized Mortgage Obligations	9.7
Mortgage-Backed Securities	8.7
Commercial Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.8
Foreign Government Securities	0.2
Short-Term Investments	1.7

[1]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge**		(2.67)%	(3.22)%	0.37%	1.50%
Without Sales Charge		1.16	0.53	1.13	1.97
CLASS C SHARES	March 31, 2010
With CDSC***		(0.26)	(1.21)	0.47	1.30
Without CDSC		0.74	(0.21)	0.47	1.30
CLASS I SHARES	March 31, 2010	1.14	0.59	1.27	2.10
CLASS R5 SHARES	March 31, 2010	1.26	0.73	1.34	2.17
CLASS R6 SHARES	November 30, 2010	1.30	0.81	1.41	2.23

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the

Lipper Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.12%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index	0.84%

Net Assets as of 8/31/2018 (In Thousands)	$1,015,697
Duration as of 8/31/2018	1.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall shorter duration helped relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise, versus bonds with longer duration. The Fund’s out-of-Benchmark allocation to short duration structured credit securities, including asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities, also contributed to relative performance.

The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities detracted from relative performance. The Fund’s underweight position in corporate credit were leading detractors from relative performance as short duration corporate bonds performed well during the reporting period.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s overall duration increased to 1.34 years at August 31, 2018 from 1.21 years at February 28, 2018. The portfolio managers also believed short duration asset-backed securities and mortgage-backed securities had a better value than short duration corporate bonds.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	44.1%
Asset-Backed Securities	24.1
Corporate Bonds	14.3
Commercial Mortgage-Backed Securities	4.9
Mortgage-Backed Securities	4.5
Short-Term Investments	8.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge**		(1.28)%	(1.12)%	0.83%	2.77%
Without Sales Charge		1.00	1.15	1.30	3.01
CLASS C SHARES	November 1, 2001
With CDSC***		(0.25)	(0.38)	0.78	2.49
Without CDSC		0.75	0.62	0.78	2.49
CLASS I SHARES	February 2, 1993	1.12	1.39	1.55	3.27
CLASS R6 SHARES	February 22, 2005	1.22	1.59	1.73	3.47

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.29%
Bloomberg Barclays U.S. MBS Index	1.39%

Net Assets as of 8/31/2018 (In Thousands)	$1,970,143
Duration as of 8/31/2018	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency commercial mortgage-backed securities detracted from performance, largely due to longer durations. Generally, bonds with longer duration will experience a larger decrease in price as interest rate rise, compared with bonds of shorter duration. The 20-year portion of the yield curve outperformed other maturities during the reporting period and the Fund’s underweight position in the 20-year portion also detracted from performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s allocations to non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities and asset-backed securities contributed to relative performance. The Fund’s shorter overall duration also contributed to relative performance as interest rates rose during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	46.8%
Collateralized Mortgage Obligations	23.2
Commercial Mortgage-Backed Securities	12.7
Asset-Backed Securities	12.0
U.S. Treasury Obligations	2.7
Corporate Bonds	0.1
Short-Term Investments	2.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge**		(2.59)%	(4.08)%	1.59%	4.02%
Without Sales Charge		1.22	(0.36)	2.37	4.42
CLASS C SHARES	July 2, 2012
With CDSC***		(0.09)	(1.87)	1.86	3.91
Without CDSC		0.91	(0.87)	1.86	3.91
CLASS I SHARES	August 18, 2000	1.29	(0.20)	2.62	4.68
CLASS R6 SHARES	February 22, 2005	1.37	(0.05)	2.76	4.84

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.65%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	0.84%

Net Assets as of 8/31/2018 (In Thousands)	$3,361,685
Duration as of 8/31/2018	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocation to agency mortgage-backed securities and its underweight position in 1-3 year corporate credit were leading detractors from performance. During the reporting period, 1-3 year corporate credit had a positive performance.

The Fund’s shorter overall duration made a positive contribution to relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or portfolio of bonds relative to changes in interest rates. Generally, bonds with shorter duration experience a smaller decrease in price when interest rates rise, compared with longer duration bonds. The Fund’s out-of-Benchmark allocations to non-agency mortgage-backed securities, commercial mortgage-back securities and asset-backed securities, and its underweight position in U.S. Treasury bonds also made positive contributions to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in corporate bonds, was overweight in U.S. agency bonds and held out-of-Benchmark allocations to mortgages and asset-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	41.3%
Corporate Bonds	30.3
Asset-Backed Securities	10.7
U.S. Government Agency Securities	8.4
Collateralized Mortgage Obligations	5.3
Mortgage-Backed Securities	3.7
Commercial Mortgage-Backed Securities	0.2
Short-Term Investments	0.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.69)%	(2.48)%	0.03%	1.13%
Without Sales Charge		0.62	(0.22)	0.49	1.36
CLASS C SHARES	November 1, 2001
With CDSC***		(0.64)	(1.75)	(0.02)	0.86
Without CDSC		0.36	(0.75)	(0.02)	0.86
CLASS I SHARES	September 4, 1990	0.65	(0.06)	0.72	1.61
CLASS R6 SHARES	February 22, 2005	0.87	0.20	0.98	1.87

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees.

These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)*	0.89%
Bloomberg Barclays 1-5 Year Government/Credit Index	0.88%

Net Assets as of 8/31/2018 (In Thousands)	$180,654
Duration as of 8/31/2018	2.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund outperformed the Bloomberg Barclays 1-5 Year Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to high yield bonds (also known as “junk bonds”), asset-backed securities, commercial mortgage-backed securities and agency mortgage-backed securities were leading contributors to relative performance. The Fund’s overweight allocation to emerging market debt detracted from performance relative to the Benchmark, as investors sought higher returns in other asset classes.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund managers decreased the Fund’s overall duration to 2.54 years at August 31, 2018 from 2.69 years at February 28, 2018.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	31.2%
Corporate Bonds	27.4
Commercial Mortgage-Backed Securities	11.2
Collateralized Mortgage Obligations	11.1
Asset-Backed Securities	10.7
Mortgage-Backed Securities	4.9
Foreign Government Securities	0.7
Short-Term Investments	2.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		(1.63)%	(2.06)%	2.31%	2.23%
Without Sales Charge		0.68	0.19	2.78	2.66
CLASS C SHARES	March 1, 2013
With CDSC***		(0.59)	(1.34)	2.24	2.12
Without CDSC		0.41	(0.34)	2.24	2.12
CLASS I SHARES	March 1, 2013	0.89	0.53	3.03	2.90
CLASS R6 SHARES	March 1, 2013	0.91	0.58	3.17	3.03

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund, the Bloomberg Barclays 1-5 Year Government/Credit Index and the Lipper Short Investment Grade Debt Funds Index. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government Index includes treasuries and agencies. The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Lipper Short Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 28.0%
U.S. Treasury Bonds 8.75%, 8/15/2020	54,785	61,087
8.13%, 5/15/2021	14,932	17,027
8.00%, 11/15/2021	9,475	11,000
5.38%, 2/15/2031	1,393	1,752
4.50%, 2/15/2036	25,002	30,427
4.38%, 2/15/2038	6,050	7,332
4.25%, 5/15/2039	38,050	45,596
4.50%, 8/15/2039	71,284	88,245
4.38%, 11/15/2039	76,320	93,089
4.38%, 5/15/2040	134,780	164,611
2.88%, 5/15/2043	249,860	243,516
3.63%, 8/15/2043	228,240	252,321
3.75%, 11/15/2043	416,002	469,351
3.63%, 2/15/2044	222,265	245,985
2.50%, 2/15/2045	58,600	52,996
2.88%, 8/15/2045	101,060	98,265
3.00%, 11/15/2045	25,000	24,894
3.00%, 2/15/2048	3,220	3,204
3.13%, 5/15/2048	20,434	20,844
U.S. Treasury Inflation Indexed Bonds 1.75%, 1/15/2028	2,100	2,739
3.63%, 4/15/2028	9,066	17,758
2.50%, 1/15/2029	3,587	4,905
U.S. Treasury Inflation Indexed Notes 0.13%, 4/15/2019	10,000	10,670
1.38%, 1/15/2020	2,584	3,034
0.13%, 1/15/2022	22,231	24,229
U.S. Treasury Notes 3.13%, 5/15/2019	93,518	93,997
1.63%, 7/31/2019	8,000	7,940
0.75%, 8/15/2019	80,000	78,725
1.50%, 10/31/2019	50,000	49,410
1.00%, 11/30/2019	10,788	10,587
1.25%, 2/29/2020	18,500	18,144
1.38%, 5/31/2020	10,000	9,789
2.50%, 5/31/2020	5,941	5,928
2.63%, 8/15/2020	175,991	175,964
2.13%, 8/31/2020	10,000	9,902
1.75%, 10/31/2020	5,000	4,906
2.63%, 11/15/2020	34,504	34,468
2.00%, 11/30/2020	2,500	2,464
1.38%, 1/31/2021	8,295	8,045
3.63%, 2/15/2021	80,000	81,769
2.63%, 5/15/2021	19,679	19,644
1.75%, 2/28/2022	17,000	16,451

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.63%, 8/31/2022	100,000	95,805
2.00%, 10/31/2022	13,000	12,621
1.75%, 1/31/2023	70,000	67,126
1.50%, 2/28/2023	210,000	198,991
1.75%, 5/15/2023	100,000	95,621
2.75%, 5/31/2023	21,124	21,128
1.38%, 6/30/2023	40,000	37,531
1.38%, 8/31/2023	70,000	65,513
2.13%, 2/29/2024	4,955	4,791
2.50%, 5/15/2024	2,000	1,970
2.13%, 9/30/2024	50,000	48,133
2.25%, 11/15/2024	3,021	2,926
2.00%, 2/15/2025	255,000	242,808
2.88%, 4/30/2025	4,925	4,944
2.13%, 5/15/2025	100,000	95,793
2.88%, 5/31/2025	40,158	40,302
2.00%, 8/15/2025	141,304	133,974
2.25%, 11/15/2025	116,184	111,841
1.63%, 2/15/2026	415	382
1.50%, 8/15/2026	2,550	2,308
2.88%, 5/15/2028	3,222	3,222
U.S. Treasury STRIPS Bonds 4.30%, 8/15/2019 (a)	127,498	124,547
2.00%, 2/15/2020 (a)	52,512	50,602
4.11%, 5/15/2020 (a)	149,196	142,792
2.79%, 8/15/2020 (a)	265,487	252,088
2.16%, 2/15/2021 (a)	212,665	199,129
1.94%, 5/15/2021 (a)	123,537	114,820
2.82%, 8/15/2021 (a)	108,421	100,072
3.27%, 11/15/2021 (a)	78,371	71,844
2.70%, 2/15/2022 (a)	204,956	186,322
2.50%, 5/15/2022 (a)	149,456	134,888
2.61%, 8/15/2022 (a)	105,800	94,832
2.75%, 11/15/2022 (a)	171,800	152,925
3.05%, 2/15/2023 (a)	254,322	224,762
2.91%, 5/15/2023 (a)	227,105	199,198
2.33%, 8/15/2023 (a)	152,910	133,242
2.25%, 11/15/2023 (a)	88,900	76,842
2.45%, 2/15/2024 (a)	59,076	50,688
3.32%, 5/15/2024 (a)	17,278	14,713
2.90%, 8/15/2024 (a)	51,591	43,602
4.39%, 11/15/2024 (a)	33,200	27,880
5.82%, 2/15/2025 (a)	6,601	5,497
2.00%, 8/15/2025 (a)	10,990	9,011
4.74%, 2/15/2026 (a)	6,700	5,413

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.82%, 5/15/2026 (a)	24,999	20,026
3.82%, 11/15/2026 (a)	74,541	58,831
3.73%, 2/15/2027 (a)	80,684	63,160
4.64%, 11/15/2027 (a)	31,028	23,709
3.81%, 5/15/2028 (a)	20,000	15,024
3.68%, 2/15/2029 (a)	81,052	59,509
3.23%, 5/15/2029 (a)	14,870	10,819
3.53%, 11/15/2029 (a)	59,956	42,944
5.60%, 2/15/2030 (a)	111,213	79,071
5.19%, 5/15/2030 (a)	44,636	31,510
4.15%, 8/15/2030 (a)	89,733	62,797
4.21%, 11/15/2030 (a)	57,436	39,885
3.49%, 5/15/2031 (a)	93,350	63,815
3.78%, 8/15/2031 (a)	70,188	47,584
3.75%, 11/15/2031 (a)	98,421	66,212
3.27%, 2/15/2032 (a)	103,866	69,290
3.31%, 5/15/2032 (a)	246,297	163,190
3.03%, 8/15/2032 (a)	249,800	164,137
3.10%, 11/15/2032 (a)	222,788	145,186
3.58%, 2/15/2033 (a)	36,300	23,480
3.72%, 5/15/2033 (a)	108,105	69,427
5.09%, 8/15/2033 (a)	24,963	15,904
5.70%, 11/15/2033 (a)	33,709	21,318
3.00%, 2/15/2034 (a)	121,891	76,464
3.94%, 5/15/2034 (a)	28,525	17,761
2.89%, 11/15/2041 (a)	147,550	73,656
U.S. Treasury STRIPS Notes 1.73%, 5/15/2019 (a)	20,375	20,047
2.11%, 8/15/2019 (a)	12,106	11,827
1.59%, 11/15/2019 (a)	72,700	70,552
1.67%, 2/15/2020 (a)	149,370	143,922

Total U.S. Treasury Obligations (Cost $8,157,891)		8,097,506

Corporate Bonds — 22.9%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,169
Airbus SE (France) 3.15%, 4/10/2027 (b)	4,909	4,737
3.95%, 4/10/2047 (b)	1,046	1,033
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (b)	2,107	2,159
3.80%, 10/7/2024 (b)	5,000	4,987
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	2,896

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
Harris Corp. 3.83%, 4/27/2025	7,570	7,451
4.85%, 4/27/2035	1,918	1,970
Lockheed Martin Corp. 2.50%, 11/23/2020	897	886
4.50%, 5/15/2036	7,200	7,518
4.07%, 12/15/2042	3,082	2,997
Northrop Grumman Corp. 3.20%, 2/1/2027	5,364	5,069
3.25%, 1/15/2028	1,700	1,611
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	1,794	2,397
Precision Castparts Corp. 3.25%, 6/15/2025	8,650	8,476
Rockwell Collins, Inc. 3.20%, 3/15/2024	2,992	2,903
4.35%, 4/15/2047	1,161	1,126
United Technologies Corp. 3.10%, 6/1/2022	4,552	4,497
3.95%, 8/16/2025	2,385	2,396
6.70%, 8/1/2028	701	844
4.45%, 11/16/2038	3,005	2,985
4.50%, 6/1/2042	6,022	5,961
4.15%, 5/15/2045	4,246	3,996

		82,064

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	2,465	2,330

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	2,246	2,258

Automobiles — 0.3%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,231
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (b)	2,089	2,060
2.00%, 7/6/2021 (b)	1,250	1,202
3.35%, 2/22/2023 (b)	5,000	4,942
3.30%, 5/19/2025 (b)	1,200	1,162
8.50%, 1/18/2031	470	663
Ford Motor Co. 7.45%, 7/16/2031	25,661	28,441
General Motors Co. 6.60%, 4/1/2036	15,217	16,336
5.15%, 4/1/2038	2,050	1,945

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Hyundai Capital America 2.40%, 10/30/2018 (b)	3,299	3,282
2.00%, 7/1/2019 (b)	2,560	2,531
3.00%, 3/18/2021 (b)	7,600	7,450
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	878
Nissan Motor Acceptance Corp. 3.15%, 3/15/2021 (b)	4,080	4,049
1.90%, 9/14/2021 (b)	3,520	3,358

		83,530

Banks — 4.3%
ABN AMRO Bank NV (Netherlands) 2.50%, 10/30/2018 (b)	3,394	3,393
2.45%, 6/4/2020 (b)	9,759	9,624
4.75%, 7/28/2025 (b)	7,879	7,978
ANZ New Zealand Int'l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	16,050	15,986
2.85%, 8/6/2020 (b)	3,016	2,990
2.75%, 1/22/2021 (b)	3,435	3,380
3.45%, 1/21/2028 (b)	2,000	1,916
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (b)	1,700	1,698
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	2,571	2,662
4.40%, 5/19/2026 (b)	1,834	1,815
Banco Santander SA (Spain) 3.13%, 2/23/2023	5,000	4,792
4.38%, 4/12/2028	6,800	6,574
Bank of America Corp.
Series L, 2.65%, 4/1/2019	2,530	2,531
Series L, 2.25%, 4/21/2020	10,294	10,167
2.50%, 10/21/2022	6,212	5,975
3.30%, 1/11/2023	9,404	9,331
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	6,248	6,159
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	10,925	10,649
4.10%, 7/24/2023	530	543
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	20,618	20,072
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	1,890	1,876
4.00%, 1/22/2025	18,371	18,161
Series L, 3.95%, 4/21/2025	8,782	8,640

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	1,840	1,760
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	5,215	5,035
4.45%, 3/3/2026	5,041	5,052
4.25%, 10/22/2026	6,055	6,011
3.25%, 10/21/2027	20,908	19,635
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	10,025	9,692
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	27,187	25,595
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	26,230	25,754
Bank of Montreal (Canada) 2.38%, 1/25/2019	6,305	6,300
2.35%, 9/11/2022	7,632	7,344
Bank of Nova Scotia (The) (Canada) 2.50%, 1/8/2021	8,455	8,326
1.88%, 9/20/2021 (b)	4,470	4,306
Banque Federative du Credit Mutuel SA (France) 2.00%, 4/12/2019 (b)	1,977	1,967
Barclays plc (United Kingdom) 3.68%, 1/10/2023	8,672	8,481
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	4,000	3,964
3.65%, 3/16/2025	15,214	14,377
4.38%, 1/12/2026	10,993	10,737
5.20%, 5/12/2026	3,000	2,964
BB&T Corp. 6.85%, 4/30/2019	1,480	1,521
5.25%, 11/1/2019	2,466	2,530
2.63%, 6/29/2020	6,000	5,961
2.05%, 5/10/2021	2,200	2,135
BNP Paribas SA (France) 3.50%, 3/1/2023 (b)	3,000	2,936
3.38%, 1/9/2025 (b)	6,025	5,707
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	4,300	4,115
2.65%, 11/3/2022 (b)	3,708	3,565
3.38%, 3/1/2023 (b)	4,500	4,423
Canadian Imperial Bank of Commerce (Canada)
1.60%, 9/6/2019	2,740	2,711
2.25%, 7/21/2020 (b)	12,882	12,688
2.70%, 2/2/2021	3,000	2,961
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,265
Capital One NA 2.40%, 9/5/2019	4,190	4,169

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN CORE BOND FUND	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc. 2.40%, 2/18/2020	5,000	4,954
2.65%, 10/26/2020	7,940	7,847
2.70%, 3/30/2021	8,395	8,271
2.35%, 8/2/2021	2,309	2,246
2.75%, 4/25/2022	12,240	11,928
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	6,399	6,307
3.88%, 3/26/2025	3,077	3,006
4.40%, 6/10/2025	7,400	7,415
5.50%, 9/13/2025	4,296	4,576
3.70%, 1/12/2026	12,625	12,329
3.40%, 5/1/2026	6,100	5,837
4.30%, 11/20/2026	6,200	6,114
6.63%, 1/15/2028	3,363	3,914
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	8,000	7,654
4.13%, 7/25/2028	1,491	1,445
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	5,000	4,714
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,330	3,083
8.13%, 7/15/2039	1,424	2,045
5.88%, 1/30/2042	1,842	2,152
5.30%, 5/6/2044	698	743
4.75%, 5/18/2046	6,570	6,478
Citizens Bank NA 3.70%, 3/29/2023	9,645	9,652
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,538
Comerica, Inc. 2.13%, 5/23/2019	2,140	2,130
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	4,035	3,872
3.45%, 3/16/2023 (b)	8,740	8,707
4.50%, 12/9/2025 (b)	4,920	4,908
3.90%, 3/16/2028 (b)	7,040	7,043
Cooperatieve Rabobank UA (Netherlands) 2.50%, 1/19/2021	5,500	5,409
3.88%, 2/8/2022	11,498	11,655
4.38%, 8/4/2025	15,753	15,703
5.80%, 9/30/2110 (b)	3,139	3,571
Credit Agricole SA (France) 3.75%, 4/24/2023 (b)	3,800	3,745
4.38%, 3/17/2025 (b)	4,405	4,336
4.13%, 1/10/2027 (b)	6,616	6,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	1,764	1,750
3.80%, 6/9/2023	8,035	7,985
3.75%, 3/26/2025	5,499	5,339
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	4,287	4,099
2.70%, 3/2/2022 (b)	4,254	4,124
Discover Bank 3.10%, 6/4/2020	2,185	2,176
4.20%, 8/8/2023	5,100	5,146
4.25%, 3/13/2026	8,109	8,049
Fifth Third Bancorp 3.95%, 3/14/2028	6,740	6,682
Fifth Third Bank 2.38%, 4/25/2019	6,100	6,094
2.88%, 10/1/2021	2,846	2,804
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,247
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	20,855	20,293
4.00%, 3/30/2022	12,977	13,203
3.60%, 5/25/2023	12,403	12,340
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	2,628	2,546
4.25%, 3/14/2024	6,038	6,055
4.25%, 8/18/2025	4,932	4,898
4.38%, 11/23/2026	3,162	3,136
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	9,677	9,462
Huntington Bancshares, Inc. 3.15%, 3/14/2021	2,357	2,346
2.30%, 1/14/2022	10,169	9,787
Huntington National Bank (The) 2.88%, 8/20/2020	6,583	6,539
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,628
ING Groep NV (Netherlands) 3.95%, 3/29/2027	2,572	2,528
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (b)	6,217	5,338
3.88%, 1/12/2028 (b)	3,799	3,228
KeyBank NA 3.18%, 5/22/2022	4,225	4,166
KeyCorp 2.90%, 9/15/2020	2,136	2,123
5.10%, 3/24/2021	2,200	2,299
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	6,788	6,486
4.45%, 5/8/2025	6,285	6,340
4.58%, 12/10/2025	4,700	4,630
4.38%, 3/22/2028	6,745	6,637
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,453	3,418
3.00%, 2/22/2022	2,713	2,667
2.53%, 9/13/2023	3,463	3,282
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	10,300	10,236
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	3,167	3,158
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	4,462	4,367
2.95%, 2/28/2022	1,449	1,421
3.17%, 9/11/2027	4,000	3,773
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	7,602	7,520
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	1,000	988
MUFG Union Bank NA 2.25%, 5/6/2019	1,675	1,671
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020	4,000	3,954
2.50%, 1/12/2021	9,625	9,446
3.38%, 1/14/2026	4,017	3,906
Nordea Bank AB (Sweden) 4.88%, 1/27/2020 (b)	8,450	8,655
4.25%, 9/21/2022 (b)	6,408	6,503
PNC Bank NA 1.95%, 3/4/2019	2,855	2,847
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	1,839	1,895
5.13%, 2/8/2020	7,391	7,610
4.38%, 8/11/2020	5,904	6,050
2.85%, 11/9/2022 (e)	5,000	4,883
3.90%, 4/29/2024	1,500	1,504
Regions Financial Corp. 3.20%, 2/8/2021	6,594	6,568
2.75%, 8/14/2022	1,970	1,911
Royal Bank of Canada (Canada) 2.00%, 10/1/2018	7,733	7,731
2.00%, 12/10/2018	1,928	1,926
1.88%, 2/5/2020	8,000	7,883
4.65%, 1/27/2026	5,585	5,741

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	6,150	5,992
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	2,780	2,786
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	2,270	2,270
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,063
4.75%, 9/15/2025 (b)	6,200	6,110
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	6,414	6,412
Societe Generale SA (France) 2.50%, 4/8/2021 (b)	6,000	5,854
4.25%, 4/14/2025 (b)	5,280	5,127
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,604
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	10,603	10,459
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (b)	5,938	5,875
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	5,291	5,410
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	3,200	3,148
4.05%, 4/12/2026 (b)	8,631	8,452
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	2,000	1,957
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	8,050	7,976
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	4,262	4,104
2.44%, 10/19/2021	3,620	3,515
2.85%, 1/11/2022	8,755	8,579
2.78%, 10/18/2022	4,110	3,979
3.10%, 1/17/2023	9,971	9,777
2.63%, 7/14/2026	6,102	5,577
3.01%, 10/19/2026	2,517	2,361
SunTrust Banks, Inc. 2.90%, 3/3/2021	2,637	2,613
2.70%, 1/27/2022	3,062	2,989
4.00%, 5/1/2025	4,143	4,175
Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,301
Toronto-Dominion Bank (The) (Canada) 2.13%, 7/2/2019	1,501	1,495
2.25%, 11/5/2019	4,063	4,043

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
2.13%, 4/7/2021	1,501	1,460
1.80%, 7/13/2021	1,487	1,432
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (d)	5,021	4,759
UBS Group Funding Switzerland AG (Switzerland)
3.49%, 5/23/2023 (b)	7,735	7,634
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	2,156	2,081
4.13%, 9/24/2025 (b)	2,500	2,509
4.13%, 4/15/2026 (b)	6,471	6,467
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,254
US Bancorp
Series V, 2.63%, 1/24/2022	3,191	3,129
3.00%, 3/15/2022	3,289	3,265
7.50%, 6/1/2026	1,256	1,530
Series V, 2.38%, 7/22/2026	9,800	8,969
Series X, 3.15%, 4/27/2027	5,680	5,472
US Bank NA 2.80%, 1/27/2025	6,833	6,537
Wells Fargo & Co. 3.50%, 3/8/2022	8,071	8,101
3.07%, 1/24/2023	27,889	27,283
3.30%, 9/9/2024	10,308	10,087
3.00%, 2/19/2025	6,811	6,492
3.00%, 4/22/2026	3,843	3,604
4.10%, 6/3/2026	5,921	5,879
4.30%, 7/22/2027	2,925	2,923
5.38%, 11/2/2043	2,755	2,954
4.65%, 11/4/2044	6,442	6,334
Wells Fargo Bank NA 2.60%, 1/15/2021	4,150	4,094
Westpac Banking Corp. (Australia) 4.88%, 11/19/2019	9,606	9,832
2.00%, 3/3/2020 (b)	6,405	6,314
2.50%, 6/28/2022	5,830	5,628
3.40%, 1/25/2028	7,700	7,440
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	5,855	5,677

		1,251,262

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	34,062	33,794
3.65%, 2/1/2026	28,694	28,070
4.70%, 2/1/2036	12,380	12,550
4.90%, 2/1/2046	8,194	8,327

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	13,093
4.60%, 4/15/2048	5,425	5,328
4.44%, 10/6/2048	2,008	1,918
4.75%, 4/15/2058	9,288	9,113
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	5,032	4,995
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,574
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,250
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (b)	2,714	2,749
3.43%, 6/15/2027	2,015	1,880
4.99%, 5/25/2038 (b)	3,920	3,985
PepsiCo, Inc. 4.45%, 4/14/2046	3,615	3,818
3.45%, 10/6/2046	3,150	2,855

		140,299

Biotechnology — 0.3%
AbbVie, Inc. 2.00%, 11/6/2018	7,526	7,520
2.85%, 5/14/2023	4,000	3,868
3.60%, 5/14/2025	3,776	3,686
4.50%, 5/14/2035	15,614	15,249
Amgen, Inc. 5.70%, 2/1/2019	1,771	1,793
3.63%, 5/15/2022	5,344	5,385
4.95%, 10/1/2041	4,336	4,438
4.66%, 6/15/2051	7,000	6,980
Baxalta, Inc. 3.60%, 6/23/2022	3,356	3,375
5.25%, 6/23/2045	1,096	1,195
Celgene Corp. 3.25%, 8/15/2022	5,865	5,806
3.63%, 5/15/2024	6,875	6,791
3.45%, 11/15/2027	730	684
5.70%, 10/15/2040	4,195	4,573
4.35%, 11/15/2047	1,430	1,306
Gilead Sciences, Inc. 3.70%, 4/1/2024	5,713	5,744
3.50%, 2/1/2025	2,883	2,850
3.65%, 3/1/2026	3,850	3,811
4.60%, 9/1/2035	4,758	4,938
4.00%, 9/1/2036	1,725	1,669

		91,661

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.1%
Johnson Controls International plc 3.75%, 12/1/2021	4,124	4,162
5.25%, 12/1/2041	6,278	6,444
4.95%, 7/2/2064 (e)	3,676	3,501
Masco Corp. 6.50%, 8/15/2032	10,095	11,210

		25,317

Capital Markets — 2.3%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	8,146	7,644
Bank of New York Mellon Corp. (The) 2.20%, 3/4/2019	4,310	4,304
Series G, 2.20%, 5/15/2019	1,667	1,663
4.60%, 1/15/2020	3,363	3,441
2.60%, 8/17/2020	8,088	8,027
2.05%, 5/3/2021	2,020	1,966
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	6,424	6,250
Total invest 2.20%, 8/16/2023	3,110	2,937
3.25%, 9/11/2024	3,800	3,749
2.80%, 5/4/2026	1,043	989
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	4,190	4,312
4.25%, 5/24/2021	4,145	4,282
3.50%, 3/18/2024	3,515	3,554
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021 (b)	12,555	13,282
4.45%, 7/15/2045 (b)	3,107	2,965
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	3,664	3,500
4.70%, 9/20/2047	5,253	5,043
Carlyle Promissory Note 4.34%, 7/15/2019 ‡	744	741
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (b)	2,690	2,743
Charles Schwab Corp. (The) 3.23%, 9/1/2022	1,435	1,430
3.20%, 3/2/2027	5,710	5,512
3.20%, 1/25/2028	1,270	1,222
CME Group, Inc. 3.00%, 9/15/2022	9,865	9,782
3.00%, 3/15/2025	5,537	5,381
5.30%, 9/15/2043	1,004	1,190
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	3,733	3,724
3.00%, 10/29/2021	1,626	1,609
3.63%, 9/9/2024	2,700	2,678
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023 (b)	10,753	10,608

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
4.28%, 1/9/2028 (b)	9,016	8,867
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (d)	2,991	2,855
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,183
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	13,886	13,821
3.30%, 11/16/2022	6,440	6,120
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,818
Goldman Sachs Group, Inc. (The) 5.38%, 3/15/2020	14,150	14,622
2.75%, 9/15/2020	7,026	6,965
2.35%, 11/15/2021	33,026	32,011
3.00%, 4/26/2022	12,883	12,656
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	9,392	9,184
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	16,250	15,804
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	11,501	11,164
3.50%, 1/23/2025	5,018	4,884
3.75%, 5/22/2025	22,195	21,849
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	13,398	12,892
4.25%, 10/21/2025	10,573	10,515
3.50%, 11/16/2026	15,775	15,019
3.85%, 1/26/2027	18,677	18,172
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	13,876	13,234
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	13,000	12,842
6.75%, 10/1/2037	1,435	1,732
ING Bank NV (Netherlands) 2.00%, 11/26/2018 (b)	4,678	4,674
1.65%, 8/15/2019 (b)	6,000	5,922
2.50%, 10/1/2019 (b)	4,910	4,884
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,108	2,108
4.00%, 10/15/2023	5,021	5,153
Invesco Finance plc 4.00%, 1/30/2024	3,914	3,970
3.75%, 1/15/2026	2,510	2,510
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,043
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019 (b)	7,499	7,490
2.85%, 7/29/2020 (b)	6,300	6,242
4.00%, 7/29/2025 (b)	6,300	6,280

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (b)	12,655	13,083
6.25%, 1/14/2021 (b)	9,649	10,234
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	10,050	9,390
Morgan Stanley 7.30%, 5/13/2019	7,533	7,763
5.63%, 9/23/2019	12,752	13,109
2.65%, 1/27/2020	4,100	4,077
5.50%, 7/24/2020	3,130	3,259
5.75%, 1/25/2021	6,509	6,872
2.50%, 4/21/2021	7,500	7,347
5.50%, 7/28/2021	4,701	4,972
2.75%, 5/19/2022	2,000	1,950
3.13%, 1/23/2023	10,000	9,827
3.75%, 2/25/2023	13,243	13,326
4.10%, 5/22/2023	9,880	9,957
3.70%, 10/23/2024	7,335	7,271
4.00%, 7/23/2025	21,227	21,305
5.00%, 11/24/2025	9,322	9,691
3.88%, 1/27/2026	10,005	9,867
3.13%, 7/27/2026	2,254	2,106
4.35%, 9/8/2026	1,640	1,632
3.63%, 1/20/2027	5,370	5,168
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	13,333	12,694
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	19,555	18,855
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,610	2,737
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	2,762	2,604
State Street Corp. 3.10%, 5/15/2023	3,191	3,151
3.70%, 11/20/2023	5,771	5,867
3.55%, 8/18/2025	17,629	17,718
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	2,279	2,248
UBS AG (Switzerland) 2.38%, 8/14/2019	6,665	6,639

		675,732

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	3,936
Albemarle Corp. 5.45%, 12/1/2044	3,800	4,005
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (b)	4,530	4,445
3.70%, 6/1/2028 (b)	8,300	8,261

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Dow Chemical Co. (The) 3.00%, 11/15/2022	5,954	5,829
4.25%, 10/1/2034	1,206	1,173
Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,617
3.25%, 12/1/2027	2,348	2,269
5.50%, 12/8/2041	122	144
EI du Pont de Nemours & Co. 5.60%, 12/15/2036	1,345	1,514
4.90%, 1/15/2041	1,396	1,439
Mosaic Co. (The) 5.45%, 11/15/2033	5,054	5,212
4.88%, 11/15/2041	449	416
5.63%, 11/15/2043	9,871	10,076
Nutrien Ltd. (Canada) 6.50%, 5/15/2019	3,408	3,488
3.38%, 3/15/2025	3,196	3,033
3.00%, 4/1/2025	2,326	2,159
4.13%, 3/15/2035	6,522	6,058
5.25%, 1/15/2045	4,962	5,186
Praxair, Inc. 2.65%, 2/5/2025	2,612	2,494
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,692
Union Carbide Corp. 7.50%, 6/1/2025	5,426	6,373
7.75%, 10/1/2096	5,919	7,442
Westlake Chemical Corp. 4.38%, 11/15/2047	2,758	2,518

		93,779

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc. 3.55%, 6/1/2022	4,309	4,331
2.90%, 7/1/2026	2,099	1,958

		6,289

Communications Equipment — 0.1%
Cisco Systems, Inc. 3.00%, 6/15/2022	6,539	6,518
3.63%, 3/4/2024	4,500	4,597
5.90%, 2/15/2039	4,475	5,586
5.50%, 1/15/2040	4,179	5,022

		21,723

Construction & Engineering — 0.0% (c)
Fluor Corp. 3.38%, 9/15/2021	4,910	4,965
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,777	1,586

		6,551

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (b)	2,811	2,772
5.13%, 5/18/2045 (b)	6,052	6,142
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,372

		14,286

Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	3,849	3,728
3.50%, 1/15/2025	3,800	3,626
American Express Co. 3.40%, 2/27/2023	4,100	4,064
American Express Credit Corp. 1.88%, 11/5/2018	7,225	7,219
2.38%, 5/26/2020	7,590	7,502
2.25%, 5/5/2021	6,701	6,541
2.70%, 3/3/2022	4,250	4,151
American Honda Finance Corp. 7.63%, 10/1/2018 (b)	1,335	1,340
2.25%, 8/15/2019	598	596
2.90%, 2/16/2024	5,285	5,145
2.30%, 9/9/2026	1,185	1,079
Capital One Financial Corp. 3.75%, 4/24/2024	5,797	5,718
3.20%, 2/5/2025	6,093	5,786
4.20%, 10/29/2025	3,000	2,952
3.75%, 7/28/2026	7,424	6,967
Caterpillar Financial Services Corp. 7.15%, 2/15/2019	538	549
1.93%, 10/1/2021	3,879	3,740
2.85%, 6/1/2022	3,873	3,826
3.25%, 12/1/2024	2,070	2,059
2.40%, 8/9/2026	5,040	4,629
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	6,991	6,850
5.88%, 8/2/2021	570	595
3.34%, 3/28/2022	3,211	3,104
3.81%, 1/9/2024	13,388	12,846
4.13%, 8/4/2025	7,923	7,480
3.82%, 11/2/2027	7,000	6,296
General Motors Financial Co., Inc. 3.45%, 1/14/2022	2,097	2,073
3.45%, 4/10/2022	7,227	7,103
3.70%, 5/9/2023	8,201	8,036
3.95%, 4/13/2024	12,220	11,955
3.50%, 11/7/2024	7,535	7,140
4.00%, 1/15/2025	7,665	7,432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.35%, 4/9/2025	9,605	9,485
4.30%, 7/13/2025	5,275	5,192
4.35%, 1/17/2027	2,007	1,957
Hyundai Capital Services, Inc. (South Korea) 3.75%, 3/5/2023 (b)	2,000	1,975
John Deere Capital Corp. 1.70%, 1/15/2020	1,073	1,057
Series 0014, 2.45%, 9/11/2020	2,915	2,885
3.15%, 10/15/2021	2,234	2,237
2.70%, 1/6/2023	5,382	5,257
2.80%, 1/27/2023	3,237	3,180
2.80%, 3/6/2023	6,356	6,239
PACCAR Financial Corp. 1.30%, 5/10/2019	2,175	2,160
Synchrony Financial 3.70%, 8/4/2026	5,832	5,284
Toyota Motor Credit Corp. 1.90%, 4/8/2021	2,179	2,117

		211,152

Containers & Packaging — 0.1%
International Paper Co. 3.00%, 2/15/2027	5,111	4,730
5.00%, 9/15/2035	1,670	1,720
8.70%, 6/15/2038	2,650	3,736
7.30%, 11/15/2039	3,945	5,018
WestRock Co. 3.00%, 9/15/2024 (b)	920	875
3.75%, 3/15/2025 (b)	7,570	7,456

		23,535

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	7,490

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. 3.75%, 8/15/2021	5,254	5,383
3.00%, 2/11/2023	2,326	2,330
CK Hutchison International Ltd. (Hong Kong) 1.88%, 10/3/2021 (b)	4,160	3,954
2.75%, 10/3/2026 (b)	6,500	5,945
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	44,099	43,195
3.37%, 11/15/2025	4,815	4,659
4.42%, 11/15/2035	44,907	43,206
GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (b)	10,258	10,045
3.48%, 6/16/2025 (b)	11,667	11,440

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — continued
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	3,907	3,843
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	4,255	4,082
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	1,353	1,370
2.95%, 2/7/2024	2,585	2,515
3.40%, 2/7/2028	12,000	11,773
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (b)	2,950	3,075
ORIX Corp. (Japan) 2.90%, 7/18/2022	3,775	3,667
3.70%, 7/18/2027	4,000	3,871
Private Export Funding Corp.
Series Z, 4.38%, 3/15/2019	8,428	8,517
Series EE, 2.80%, 5/15/2022	10,700	10,663
Series KK, 3.55%, 1/15/2024	12,505	12,857
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	8,042	7,949
4.13%, 5/11/2035	12,770	12,999
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,312
3.13%, 3/16/2024 (b)	3,440	3,366
2.35%, 10/15/2026 (b)	6,000	5,460
4.40%, 5/27/2045 (b)	3,421	3,551
3.30%, 9/15/2046 (b)	3,050	2,641
Voya Financial, Inc. 3.13%, 7/15/2024	1,150	1,094
3.65%, 6/15/2026	4,230	4,078

		241,840

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 3.95%, 1/15/2025	7,298	7,191
3.40%, 5/15/2025	21,890	20,798
4.13%, 2/17/2026	6,161	6,083
4.30%, 2/15/2030 (b)	38,426	36,811
4.50%, 5/15/2035	5,845	5,424
5.25%, 3/1/2037	3,500	3,470
4.90%, 8/15/2037 (b)	12,239	11,700
6.00%, 8/15/2040	11,179	11,772
5.35%, 9/1/2040	12,806	12,600
6.38%, 3/1/2041	2,861	3,124
4.30%, 12/15/2042	3,861	3,307

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
4.35%, 6/15/2045	4,439	3,797
5.15%, 11/15/2046 (b)	3,000	2,851
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	2,203	2,199
9.63%, 12/15/2030 (e)	879	1,254
Centel Capital Corp. 9.00%, 10/15/2019	4,036	4,231
Deutsche Telekom International Finance BV (Germany)
6.00%, 7/8/2019	1,816	1,864
2.82%, 1/19/2022 (b)	1,100	1,073
3.60%, 1/19/2027 (b)	4,724	4,530
4.88%, 3/6/2042 (b)	2,087	2,091
Qwest Corp. 6.75%, 12/1/2021	7,308	7,827
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	4,358	4,491
5.46%, 2/16/2021	2,025	2,120
4.10%, 3/8/2027	2,784	2,707
4.67%, 3/6/2038	5,130	4,896
Verizon Communications, Inc. 3.45%, 3/15/2021	4,647	4,684
3.50%, 11/1/2021	6,192	6,252
3.38%, 2/15/2025	13,346	12,990
4.13%, 3/16/2027	6,080	6,109
4.33%, 9/21/2028 (b)	11,983	12,072
4.50%, 8/10/2033	12,088	11,927
4.40%, 11/1/2034	27,768	26,815
4.27%, 1/15/2036	3,373	3,179
5.25%, 3/16/2037	2,773	2,931
4.81%, 3/15/2039	15,808	15,861
5.01%, 8/21/2054	3,895	3,794

		274,825

Electric Utilities — 1.4%
Alabama Power Co. 6.13%, 5/15/2038	1,904	2,354
6.00%, 3/1/2039	769	949
4.10%, 1/15/2042	923	899
3.75%, 3/1/2045	721	674
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,788
Arizona Public Service Co. 2.20%, 1/15/2020	748	740
5.05%, 9/1/2041	3,036	3,395
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	4,419	4,320
3.50%, 8/15/2046	3,755	3,389

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	5,049	4,980
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,189
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,715
5.95%, 12/15/2036	840	992
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,881
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,364
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	4,147	4,138
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,648
Duke Energy Carolinas LLC 4.30%, 6/15/2020	1,786	1,830
6.00%, 1/15/2038	1,397	1,721
6.05%, 4/15/2038	403	502
4.25%, 12/15/2041	1,228	1,253
Duke Energy Corp. 3.55%, 9/15/2021	2,660	2,688
2.65%, 9/1/2026	1,382	1,257
Duke Energy Florida LLC 6.40%, 6/15/2038	225	291
Duke Energy Indiana LLC 3.75%, 7/15/2020	3,462	3,510
6.35%, 8/15/2038	2,780	3,572
3.75%, 5/15/2046	4,500	4,210
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,068
Duke Energy Progress LLC 5.30%, 1/15/2019	1,794	1,811
3.00%, 9/15/2021	3,230	3,216
2.80%, 5/15/2022	2,911	2,868
3.25%, 8/15/2025	2,985	2,933
4.10%, 5/15/2042	1,886	1,880
4.10%, 3/15/2043	1,569	1,566
4.15%, 12/1/2044	2,258	2,264
3.70%, 10/15/2046	1,616	1,503
Edison International 4.13%, 3/15/2028	2,670	2,676
Electricite de France SA (France) 2.15%, 1/22/2019 (b)	3,961	3,954
6.00%, 1/22/2114 (b)	6,600	6,945
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	4,590	4,223
3.50%, 4/6/2028 (b)	4,500	4,052
6.00%, 10/7/2039 (b)	897	1,011
Entergy Arkansas, Inc. 3.50%, 4/1/2026	2,631	2,611
Entergy Corp. 2.95%, 9/1/2026	2,469	2,284

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Entergy Louisiana LLC 2.40%, 10/1/2026	4,979	4,547
3.25%, 4/1/2028	1,551	1,495
3.05%, 6/1/2031	4,606	4,263
4.00%, 3/15/2033	3,430	3,487
Entergy Mississippi, Inc. 2.85%, 6/1/2028	3,688	3,433
Evergy, Inc. 4.85%, 6/1/2021	4,351	4,471
Exelon Corp. 3.50%, 6/1/2022 (e)	5,000	4,939
3.40%, 4/15/2026	1,177	1,134
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	2,015	2,066
Florida Power & Light Co. 5.63%, 4/1/2034	493	580
5.95%, 2/1/2038	897	1,116
3.95%, 3/1/2048	4,000	3,993
Fortis, Inc. (Canada) 2.10%, 10/4/2021	445	426
3.06%, 10/4/2026	20,000	18,473
Hydro-Quebec (Canada) 9.40%, 2/1/2021	1,614	1,844
Series HY, 8.40%, 1/15/2022	7,174	8,264
8.05%, 7/7/2024	2,642	3,252
Indiana Michigan Power Co. 7.00%, 3/15/2019	973	994
Series J, 3.20%, 3/15/2023	8,609	8,526
ITC Holdings Corp. 2.70%, 11/15/2022	900	867
Jersey Central Power & Light Co. 7.35%, 2/1/2019	269	274
6.15%, 6/1/2037	1,740	2,089
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,834	3,973
Kansas City Power & Light Co. 3.15%, 3/15/2023	3,255	3,197
5.30%, 10/1/2041	8,968	10,170
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,864
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,717
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,777
MidAmerican Energy Co. 3.10%, 5/1/2027	464	448
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	4,554
Nevada Power Co. 7.13%, 3/15/2019	1,637	1,674
Series N, 6.65%, 4/1/2036	700	902

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.38%, 9/15/2040	1,287	1,483
5.45%, 5/15/2041	3,354	3,901
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,849
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	2,651	2,638
3.55%, 5/1/2027	2,239	2,177
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (b)	1,457	1,482
3.51%, 10/1/2024 (b)	3,051	3,046
Northern States Power Co. 6.25%, 6/1/2036	2,242	2,822
Ohio Edison Co. 6.88%, 7/15/2036	780	1,026
Ohio Power Co. Series M, 5.38%, 10/1/2021	560	596
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	5,515	5,515
7.00%, 9/1/2022	1,076	1,223
Pacific Gas & Electric Co. 3.25%, 9/15/2021	1,265	1,246
2.45%, 8/15/2022	5,047	4,756
3.25%, 6/15/2023	1,794	1,736
3.50%, 6/15/2025	5,781	5,488
2.95%, 3/1/2026	3,349	3,032
6.05%, 3/1/2034	399	448
4.50%, 12/15/2041	6,511	6,107
4.45%, 4/15/2042	1,681	1,595
4.60%, 6/15/2043	650	625
PacifiCorp 5.50%, 1/15/2019	224	226
2.95%, 2/1/2022	897	890
3.60%, 4/1/2024	2,765	2,781
PECO Energy Co. 2.38%, 9/15/2022	5,022	4,854
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,479
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,313
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,522
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	1,971
PPL Electric Utilities Corp. 2.50%, 9/1/2022	1,543	1,492
Progress Energy, Inc. 4.40%, 1/15/2021	3,388	3,462
3.15%, 4/1/2022	3,380	3,338
7.75%, 3/1/2031	1,327	1,771
7.00%, 10/30/2031	2,600	3,296
Public Service Co. of Colorado 3.20%, 11/15/2020	1,040	1,042
3.55%, 6/15/2046	1,175	1,068

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Public Service Co. of Oklahoma 5.15%, 12/1/2019	1,242	1,271
4.40%, 2/1/2021	1,761	1,808
Series G, 6.63%, 11/15/2037	3,901	5,007
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	740	735
3.00%, 5/15/2025	6,334	6,134
5.38%, 11/1/2039	1,021	1,197
Southern California Edison Co. 3.88%, 6/1/2021	886	899
1.85%, 2/1/2022	1,227	1,199
Series C, 3.50%, 10/1/2023	2,854	2,861
Series B, 3.65%, 3/1/2028	4,300	4,241
6.00%, 1/15/2034	895	1,053
Series 08-A, 5.95%, 2/1/2038	578	685
6.05%, 3/15/2039	2,197	2,655
3.90%, 12/1/2041	3,408	3,140
Southern Co. (The) 3.25%, 7/1/2026	3,108	2,924
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,839
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,006
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,334
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	7,050
Union Electric Co. 2.95%, 6/15/2027	2,862	2,724
4.00%, 4/1/2048	1,600	1,581
Virginia Electric & Power Co. 2.95%, 1/15/2022	696	691
3.45%, 2/15/2024	1,280	1,276
Series A, 3.80%, 4/1/2028	4,865	4,913
Series A, 6.00%, 5/15/2037	2,100	2,562
Wisconsin Electric Power Co. 2.95%, 9/15/2021	234	232
Xcel Energy, Inc. 4.70%, 5/15/2020	539	550
3.30%, 6/1/2025	2,600	2,533
6.50%, 7/1/2036	2,328	2,993
4.80%, 9/15/2041	829	883

		399,195

Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	2,092	2,062
4.38%, 5/8/2042	928	959

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
Eaton Corp. 7.63%, 4/1/2024	1,794	2,104
4.00%, 11/2/2032	1,247	1,248

		6,373

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc. 4.50%, 3/1/2023	1,595	1,615
3.25%, 9/8/2024	3,162	2,980
3.88%, 1/12/2028	3,541	3,344

		7,939

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	4,146
Halliburton Co. 3.50%, 8/1/2023	2,882	2,891
4.85%, 11/15/2035	3,583	3,749
7.45%, 9/15/2039	2,200	2,945
7.60%, 8/15/2096 (b)	2,242	2,991
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (b)	6,120	6,133
4.00%, 12/21/2025 (b)	740	744
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	2,931	2,934

		26,533

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp. 5.90%, 11/1/2021	260	278
3.50%, 1/31/2023	5,919	5,836
5.00%, 2/15/2024	4,305	4,519
3.38%, 10/15/2026	4,378	4,111
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,116
AvalonBay Communities, Inc. 2.85%, 3/15/2023	8,971	8,732
3.90%, 10/15/2046	1,074	1,014
Boston Properties LP 3.13%, 9/1/2023	3,155	3,090
3.20%, 1/15/2025	4,331	4,172
3.65%, 2/1/2026	3,157	3,086
Brixmor Operating Partnership LP 3.65%, 6/15/2024	2,740	2,654
3.85%, 2/1/2025	5,585	5,426
Crown Castle International Corp. 4.88%, 4/15/2022	5,203	5,370
5.25%, 1/15/2023	2,900	3,050
4.00%, 3/1/2027	2,066	2,004
DDR Corp. 4.70%, 6/1/2027	2,361	2,392

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,407
Duke Realty LP 3.25%, 6/30/2026	1,814	1,711
EPR Properties 5.25%, 7/15/2023	725	750
4.50%, 6/1/2027	4,787	4,615
4.95%, 4/15/2028	4,815	4,781
Equity Commonwealth 5.88%, 9/15/2020	8,592	8,840
ERP Operating LP 4.63%, 12/15/2021	2,255	2,338
3.00%, 4/15/2023	7,000	6,864
2.85%, 11/1/2026	3,210	3,005
3.50%, 3/1/2028	2,815	2,750
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,376
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,904
Government Properties Income Trust 3.75%, 8/15/2019	32,529	32,698
4.00%, 7/15/2022	7,083	7,033
HCP, Inc. 4.20%, 3/1/2024	1,349	1,356
3.88%, 8/15/2024	14,719	14,481
3.40%, 2/1/2025	2,651	2,532
Liberty Property LP 3.25%, 10/1/2026	2,330	2,187
National Retail Properties, Inc. 4.00%, 11/15/2025	5,043	4,998
3.60%, 12/15/2026	5,527	5,291
Realty Income Corp. 3.88%, 4/15/2025	6,245	6,239
3.00%, 1/15/2027	2,243	2,086
4.65%, 3/15/2047	3,757	3,870
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	9,910	9,621
Select Income REIT, 3.60%, 2/1/2020	15,925	15,857
Senior Housing Properties Trust 3.25%, 5/1/2019	6,655	6,656
6.75%, 4/15/2020	5,200	5,362
4.75%, 2/15/2028	7,060	6,921
Simon Property Group LP 4.38%, 3/1/2021	3,138	3,223
4.13%, 12/1/2021	3,838	3,936
3.75%, 2/1/2024	2,090	2,112
3.38%, 10/1/2024	3,410	3,366
UDR, Inc. 2.95%, 9/1/2026	3,081	2,859
Ventas Realty LP 3.75%, 5/1/2024	4,032	3,993
3.50%, 2/1/2025	1,929	1,861

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
4.13%, 1/15/2026	2,746	2,727
3.85%, 4/1/2027	4,308	4,174
VEREIT Operating Partnership LP 4.60%, 2/6/2024	11,595	11,696
4.88%, 6/1/2026	2,000	2,031
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,632
Welltower, Inc. 3.75%, 3/15/2023	650	648
4.50%, 1/15/2024	4,002	4,098
4.00%, 6/1/2025	5,000	4,958

		295,693

Food & Staples Retailing — 0.1%
Kroger Co. (The) 7.50%, 4/1/2031	7,000	8,716
5.40%, 7/15/2040	829	869
Sysco Corp. 3.55%, 3/15/2025	3,795	3,729
3.75%, 10/1/2025	1,861	1,847
4.45%, 3/15/2048	2,300	2,281
Walgreen Co. 4.40%, 9/15/2042	3,435	3,121
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	3,000	2,965
4.50%, 11/18/2034	2,517	2,414

		25,942

Food Products — 0.2%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	1,281	1,280
Campbell Soup Co. 3.95%, 3/15/2025	9,330	9,070
Cargill, Inc. 3.30%, 3/1/2022 (b)	6,950	6,950
3.25%, 3/1/2023 (b)	1,990	1,976
General Mills, Inc. 4.00%, 4/17/2025	6,475	6,473
4.20%, 4/17/2028	4,430	4,418
4.55%, 4/17/2038	1,970	1,930
Kellogg Co. 3.40%, 11/15/2027	2,494	2,363
Kraft Heinz Foods Co. 4.00%, 6/15/2023	1,215	1,217
5.00%, 7/15/2035	2,270	2,238
6.88%, 1/26/2039	6,095	7,177
5.00%, 6/4/2042	4,392	4,214
McCormick & Co., Inc. 3.15%, 8/15/2024	2,094	2,023
3.40%, 8/15/2027	1,685	1,615
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	993	1,016
4.60%, 6/1/2044	955	991

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Tyson Foods, Inc. 3.95%, 8/15/2024	4,951	4,968
4.88%, 8/15/2034	5,000	5,100
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,089

		69,108

Gas Utilities — 0.1%
Atmos Energy Corp. 8.50%, 3/15/2019	619	637
4.15%, 1/15/2043	7,215	7,158
4.13%, 10/15/2044	1,750	1,736
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,281
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	6,500	6,522
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,401
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,214	2,189
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,952
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,633
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	2,103	2,712
4.80%, 3/15/2047 (b)	2,649	2,650
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,317

		39,188

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 3.88%, 9/15/2025	5,609	5,668
Becton Dickinson and Co. 3.73%, 12/15/2024	710	699
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,792
Danaher Corp. 2.40%, 9/15/2020	2,500	2,470
Medtronic, Inc. 3.13%, 3/15/2022	2,676	2,664
3.15%, 3/15/2022	704	702
4.38%, 3/15/2035	6,075	6,339
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,698

		23,032

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.80%, 6/15/2023	3,654	3,522
6.75%, 12/15/2037	2,959	3,761
4.50%, 5/15/2042	1,777	1,764

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Anthem, Inc. 3.13%, 5/15/2022	4,004	3,950
3.30%, 1/15/2023	2,354	2,332
4.10%, 3/1/2028	5,485	5,386
4.63%, 5/15/2042	3,477	3,369
4.65%, 1/15/2043	3,394	3,324
4.65%, 8/15/2044	4,149	4,039
CVS Health Corp. 4.00%, 12/5/2023	5,196	5,234
4.10%, 3/25/2025	37,097	37,139
3.88%, 7/20/2025	2,500	2,468
4.30%, 3/25/2028	9,692	9,619
4.88%, 7/20/2035	3,500	3,544
4.78%, 3/25/2038	14,326	14,252
5.05%, 3/25/2048	8,427	8,540
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	5,728	6,693
4.70%, 1/10/2036 (b)	9,817	9,751
Series 2014, 4.16%, 8/11/2036 (b)	1,345	1,278
Express Scripts Holding Co. 3.00%, 7/15/2023	3,693	3,540
3.50%, 6/15/2024	6,120	5,934
4.80%, 7/15/2046	1,904	1,832
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,377
Magellan Health, Inc. 4.40%, 9/22/2024	11,202	10,943
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,009
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,405
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,633
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,727
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,607
Texas Health Resources 4.33%, 11/15/2055	4,275	4,364
UnitedHealth Group, Inc. 1.63%, 3/15/2019	3,636	3,618
3.38%, 11/15/2021	5,955	6,001
2.88%, 3/15/2023	2,690	2,638
4.63%, 7/15/2035	6,229	6,669

		192,262

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald's Corp. 4.70%, 12/9/2035	6,540	6,832
4.45%, 3/1/2047	3,210	3,209

		10,041

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — 0.0% (c)
Newell Brands, Inc. 4.20%, 4/1/2026	2,410	2,317
5.38%, 4/1/2036	5,500	5,296
5.50%, 4/1/2046	2,500	2,393

		10,006

Household Products — 0.1%
Kimberly-Clark Corp. 2.40%, 3/1/2022	1,220	1,190
3.05%, 8/15/2025	2,842	2,751
Procter & Gamble Co. (The) 2.85%, 8/11/2027	7,800	7,494
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	8,685

		20,120

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 3.40%, 3/15/2022	7,048	7,014
4.25%, 6/15/2022	2,730	2,787
6.25%, 10/1/2039	1,985	2,145
5.75%, 10/1/2041	1,665	1,701
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,929
Southern Power Co. 5.15%, 9/15/2041	7,079	7,218
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	2,943

		26,737

Industrial Conglomerates — 0.1%
General Electric Co. 2.10%, 12/11/2019	1,318	1,303
5.50%, 1/8/2020	5,046	5,208
4.38%, 9/16/2020	3,698	3,788
5.30%, 2/11/2021	459	481
4.65%, 10/17/2021	4,892	5,092
2.70%, 10/9/2022	1,523	1,485
3.45%, 5/15/2024	5,886	5,851
5.88%, 1/14/2038	720	822
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,255

		25,285

Insurance — 1.1%
AIA Group Ltd. (Hong Kong) 3.90%, 4/6/2028 (b)	7,190	7,142
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	10,704
Allstate Corp. (The) 3.15%, 6/15/2023	3,650	3,620

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
American International Group, Inc. 4.13%, 2/15/2024	5,758	5,830
3.75%, 7/10/2025	2,671	2,613
4.20%, 4/1/2028	4,783	4,750
3.88%, 1/15/2035	3,407	3,091
4.70%, 7/10/2035	7,065	7,019
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,084
Athene Global Funding 2.75%, 4/20/2020 (b)	7,740	7,648
4.00%, 1/25/2022 (b)	3,689	3,718
Athene Holding Ltd. 4.13%, 1/12/2028	8,565	8,035
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	1,166	1,411
4.40%, 5/15/2042	13,241	13,793
4.30%, 5/15/2043	2,795	2,857
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	2,420	2,382
2.88%, 11/3/2022	3,418	3,362
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,639
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	9,929	9,333
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	6,230	5,893
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	1,663	1,656
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	7,140
Jackson National Life Global Funding 1.88%, 10/15/2018 (b)	3,581	3,579
3.05%, 4/29/2026 (b)	4,774	4,530
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,164
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	3,049	3,170
6.50%, 3/15/2035 (b)	6,000	7,190
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,665
Lincoln National Corp. 4.20%, 3/15/2022	3,761	3,837
4.00%, 9/1/2023	2,753	2,809
3.80%, 3/1/2028	2,500	2,428
6.15%, 4/7/2036	111	128
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	11,200	10,690
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	5,001	4,936

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Massachusetts Mutual Life Insurance Co. 8.88%, 6/1/2039 (b)	322	507
5.38%, 12/1/2041 (b)	1,767	2,023
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	3,346	3,243
MetLife, Inc. 6.50%, 12/15/2032	200	250
4.13%, 8/13/2042	2,027	1,943
4.88%, 11/13/2043	2,000	2,127
Metropolitan Life Global Funding I 2.30%, 4/10/2019 (b)	18,348	18,320
3.88%, 4/11/2022 (b)	12,858	13,069
New York Life Global Funding 2.15%, 6/18/2019 (b)	29,382	29,263
1.95%, 2/11/2020 (b)	1,806	1,779
3.00%, 1/10/2028 (b)	4,854	4,600
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,725
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	2,975	2,718
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	779
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,160
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (d) (f) (g)	5,240	5,227
Protective Life Global Funding 2.00%, 9/14/2021 (b)	9,040	8,667
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	8,485
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	12,865
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	660	654
3.05%, 1/20/2021 (b)	2,597	2,570
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,933
4.27%, 5/15/2047 (b)	5,480	5,396

		307,149

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 2.80%, 8/22/2024	10,800	10,471
4.80%, 12/5/2034	8,677	9,516
3.88%, 8/22/2037	9,440	9,319
4.25%, 8/22/2057	10,940	10,925

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Internet & Direct Marketing Retail — continued
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,852
3.55%, 3/15/2028	2,870	2,769

		44,852

Internet Software & Services — 0.0% (c)
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	1,959	1,843
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (b)	8,986	8,548

		10,391

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	3,566	3,582
7.45%, 10/15/2029	2,170	2,610
IBM Credit LLC 2.65%, 2/5/2021	7,950	7,879
3.00%, 2/6/2023	10,400	10,282
International Business Machines Corp. 7.63%, 10/15/2018	7,578	7,622
6.22%, 8/1/2027	592	706
Western Union Co. (The) 3.60%, 3/15/2022	9,000	8,929
6.20%, 6/21/2040	1,448	1,450

		43,060

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	2,995	2,942
3.00%, 4/15/2023	2,501	2,435
4.15%, 2/1/2024	1,946	1,991
2.95%, 9/19/2026	3,564	3,324

		10,692

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,874
Illinois Tool Works, Inc. 4.88%, 9/15/2041	758	847
3.90%, 9/1/2042	11,630	11,524
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028 (b)	6,750	6,665
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,917
4.10%, 3/1/2047	2,527	2,518
Xylem, Inc. 3.25%, 11/1/2026	1,420	1,344

		28,689

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — 0.8%
21st Century Fox America, Inc. 8.88%, 4/26/2023	942	1,132
9.50%, 7/15/2024	1,525	1,956
7.30%, 4/30/2028	3,946	4,852
7.63%, 11/30/2028	2,690	3,373
6.65%, 11/15/2037	2,690	3,468
6.15%, 2/15/2041	2,337	2,883
CBS Corp. 3.70%, 8/15/2024	5,275	5,136
4.00%, 1/15/2026	4,293	4,198
5.90%, 10/15/2040	583	646
4.85%, 7/1/2042	673	650
4.90%, 8/15/2044	2,004	1,938
Charter Communications Operating LLC 4.91%, 7/23/2025	17,182	17,520
6.38%, 10/23/2035	4,374	4,674
5.38%, 4/1/2038	4,923	4,738
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,987
Comcast Corp. 3.60%, 3/1/2024	4,708	4,707
3.38%, 8/15/2025	2,773	2,698
3.55%, 5/1/2028	6,115	5,918
4.25%, 1/15/2033	10,484	10,417
4.20%, 8/15/2034	3,361	3,283
6.50%, 11/15/2035	17,907	21,730
4.00%, 11/1/2049	5,553	5,001
4.05%, 11/1/2052	2,600	2,303
Cox Communications, Inc. 3.25%, 12/15/2022 (b)	3,027	2,945
3.35%, 9/15/2026 (b)	3,046	2,856
4.80%, 2/1/2035 (b)	5,600	5,242
Discovery Communications LLC 4.38%, 6/15/2021	6,532	6,655
3.95%, 3/20/2028	2,647	2,518
6.35%, 6/1/2040	5,069	5,552
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	1,494	1,521
6.13%, 1/31/2046	1,332	1,444
NBCUniversal Media LLC 4.38%, 4/1/2021	6,080	6,263
5.95%, 4/1/2041	4,575	5,301
Sky plc (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,654
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,457

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Time Warner Cable LLC 8.75%, 2/14/2019	1,601	1,642
4.13%, 2/15/2021	1,928	1,946
6.55%, 5/1/2037	2,327	2,513
7.30%, 7/1/2038	2,197	2,553
6.75%, 6/15/2039	1,794	1,975
5.88%, 11/15/2040	4,125	4,121
5.50%, 9/1/2041	6,940	6,667
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	10,041	12,610
Viacom, Inc. 3.88%, 4/1/2024	5,562	5,459
6.88%, 4/30/2036	3,978	4,495
4.38%, 3/15/2043	6,243	5,375
Walt Disney Co. (The) 1.85%, 7/30/2026	3,829	3,387
3.00%, 7/30/2046	1,190	984
Warner Media LLC 4.75%, 3/29/2021	3,640	3,752
3.55%, 6/1/2024	5,385	5,239
3.60%, 7/15/2025	11,975	11,484
5.38%, 10/15/2041	1,573	1,551

		234,369

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	3,283	3,115
4.50%, 3/15/2028 (b)	8,000	7,602
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,038
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,600	1,790
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	1,967	1,980
Nucor Corp. 4.00%, 8/1/2023	3,284	3,360
6.40%, 12/1/2037	4,465	5,534
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	5,579	6,116
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	1,682	1,848
6.88%, 11/21/2036	5,930	6,827

		40,210

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	5,750	5,732
Macy's Retail Holdings, Inc. 6.90%, 4/1/2029	925	996
Nordstrom, Inc. 4.00%, 10/15/2021	3,458	3,500
Target Corp. 2.50%, 4/15/2026	2,565	2,390

		12,618

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.4%
CMS Energy Corp. 3.88%, 3/1/2024	4,360	4,390
3.00%, 5/15/2026	3,458	3,259
2.95%, 2/15/2027	2,426	2,242
3.45%, 8/15/2027	1,250	1,213
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,322
Series 2017, 3.88%, 6/15/2047	3,355	3,207
Series C, 4.00%, 11/15/2057	120	112
4.50%, 5/15/2058	1,724	1,742
Consumers Energy Co. 2.85%, 5/15/2022	1,343	1,326
3.25%, 8/15/2046	2,150	1,885
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,433
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	3,887
Series D, 2.85%, 8/15/2026	1,927	1,757
Series F, 5.25%, 8/1/2033	5,067	5,464
7.00%, 6/15/2038	1,076	1,372
Series C, 4.90%, 8/1/2041	1,840	1,930
DTE Energy Co. Series F, 3.85%, 12/1/2023	1,400	1,410
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,232
NiSource, Inc. 3.85%, 2/15/2023	2,457	2,474
6.25%, 12/15/2040	4,380	5,218
5.80%, 2/1/2042	6,726	7,658
San Diego Gas & Electric Co. 6.00%, 6/1/2026	1,852	2,110
Series FFF, 6.13%, 9/15/2037	973	1,193
3.95%, 11/15/2041	2,690	2,560
Sempra Energy 9.80%, 2/15/2019	7,309	7,533
4.05%, 12/1/2023	2,348	2,380
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	4,609	4,612
2.45%, 10/1/2023	1,889	1,784
3.25%, 6/15/2026	1,690	1,606
5.88%, 3/15/2041	10,518	12,223
4.40%, 6/1/2043	1,392	1,374
3.95%, 10/1/2046	2,136	1,943
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	6,936

		103,787

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	1,794	2,246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Anadarko Holding Co. 7.15%, 5/15/2028	1,480	1,692
Anadarko Petroleum Corp. 8.70%, 3/15/2019	3,226	3,323
Andeavor Logistics LP 5.25%, 1/15/2025	4,015	4,110
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,507
Apache Corp. 6.90%, 9/15/2018	2,242	2,245
3.25%, 4/15/2022	671	664
6.00%, 1/15/2037	1,584	1,748
4.75%, 4/15/2043	3,611	3,448
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (b)	2,000	1,998
4.25%, 7/15/2027 (b)	7,325	7,264
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	1,552	1,714
BP Capital Markets plc (United Kingdom) 2.24%, 5/10/2019	5,200	5,185
3.25%, 5/6/2022	2,273	2,268
3.81%, 2/10/2024	7,135	7,245
3.22%, 4/14/2024	17,699	17,400
3.51%, 3/17/2025	4,509	4,496
3.02%, 1/16/2027	10,588	10,054
3.28%, 9/19/2027	2,479	2,397
Buckeye Partners LP 2.65%, 11/15/2018	2,100	2,101
4.88%, 2/1/2021	2,500	2,547
3.95%, 12/1/2026	1,012	931
5.85%, 11/15/2043	7,805	7,388
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	3,463	3,439
7.20%, 1/15/2032	359	444
6.45%, 6/30/2033	6,527	7,725
5.85%, 2/1/2035	671	755
6.75%, 2/1/2039	1,794	2,216
Cenovus Energy, Inc. (Canada) 5.25%, 6/15/2037	2,048	2,016
6.75%, 11/15/2039	10,996	12,564
4.45%, 9/15/2042	1,000	873
Chevron Corp. 4.95%, 3/3/2019	4,574	4,631
2.36%, 12/5/2022	2,725	2,640
2.57%, 5/16/2023	11,130	10,809
2.90%, 3/3/2024	5,912	5,790
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	11,698	11,546
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	11,233	11,396

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	2,575	2,739
4.13%, 1/16/2025	3,333	3,258
5.38%, 6/26/2026	5,409	5,585
Enable Midstream Partners LP 4.95%, 5/15/2028	4,315	4,284
Enbridge, Inc. (Canada) 3.70%, 7/15/2027	2,692	2,607
4.50%, 6/10/2044	3,980	3,837
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	6,000	5,815
Encana Corp. (Canada) 6.50%, 5/15/2019	2,090	2,139
8.13%, 9/15/2030	1,485	1,918
7.38%, 11/1/2031	4,761	5,932
6.50%, 8/15/2034	1,000	1,175
Energy Transfer Partners LP 5.00%, 10/1/2022	5,160	5,353
3.60%, 2/1/2023	1,144	1,128
4.90%, 2/1/2024	2,440	2,516
4.05%, 3/15/2025	6,594	6,461
4.75%, 1/15/2026	3,400	3,441
7.50%, 7/1/2038	2,695	3,217
6.05%, 6/1/2041	4,475	4,669
6.50%, 2/1/2042	8,569	9,407
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	4,843	5,177
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	4,040	4,842
EnLink Midstream Partners LP 2.70%, 4/1/2019	3,545	3,527
4.15%, 6/1/2025	7,000	6,587
Enterprise Products Operating LLC 3.90%, 2/15/2024	2,687	2,716
3.75%, 2/15/2025	2,600	2,609
3.70%, 2/15/2026	3,040	3,003
3.95%, 2/15/2027	2,705	2,706
Series D, 6.88%, 3/1/2033	2,376	2,974
Series H, 6.65%, 10/15/2034	515	624
Series J, 5.75%, 3/1/2035	2,509	2,769
7.55%, 4/15/2038	900	1,195
5.95%, 2/1/2041	1,259	1,452
5.10%, 2/15/2045	1,758	1,862
4.95%, 10/15/2054	1,189	1,194
EOG Resources, Inc. 6.88%, 10/1/2018	1,614	1,619
4.10%, 2/1/2021	4,753	4,843

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp. 3.90%, 10/1/2027	4,517	4,248
Equinor ASA (Norway) 3.15%, 1/23/2022	3,320	3,314
2.45%, 1/17/2023	2,430	2,365
2.65%, 1/15/2024	5,765	5,557
3.25%, 11/10/2024	3,461	3,426
Exxon Mobil Corp. 2.73%, 3/1/2023	2,000	1,968
4.11%, 3/1/2046	2,726	2,791
Husky Energy, Inc. (Canada) 6.15%, 6/15/2019	1,036	1,061
Kerr-McGee Corp. 6.95%, 7/1/2024	1,103	1,258
7.88%, 9/15/2031	8,707	10,963
Kinder Morgan, Inc. 4.30%, 3/1/2028	13,000	12,884
5.20%, 3/1/2048	6,000	5,977
Magellan Midstream Partners LP 6.55%, 7/15/2019	1,794	1,849
3.20%, 3/15/2025	2,338	2,231
4.20%, 12/1/2042	2,987	2,669
5.15%, 10/15/2043	7,133	7,637
Marathon Oil Corp. 2.80%, 11/1/2022	5,517	5,337
Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	3,953
MPLX LP 4.88%, 12/1/2024	6,360	6,603
4.13%, 3/1/2027	3,626	3,548
4.50%, 4/15/2038	2,033	1,890
5.20%, 3/1/2047	2,341	2,335
Noble Energy, Inc. 6.00%, 3/1/2041	4,810	5,203
Occidental Petroleum Corp. 4.20%, 3/15/2048	4,000	4,006
ONEOK Partners LP 8.63%, 3/1/2019	3,000	3,082
3.38%, 10/1/2022	1,164	1,150
5.00%, 9/15/2023	2,576	2,696
4.90%, 3/15/2025	13,625	14,359
6.65%, 10/1/2036	1,825	2,151
Petro-Canada (Canada) 6.80%, 5/15/2038	3,677	4,710
Petroleos Mexicanos (Mexico) 6.38%, 2/4/2021	4,385	4,582
4.63%, 9/21/2023	9,775	9,631
4.88%, 1/18/2024	2,165	2,124
6.88%, 8/4/2026	13,091	13,566
6.50%, 3/13/2027	10,944	11,052
5.35%, 2/12/2028 (b)	2,547	2,367
6.63%, 6/15/2035	4,700	4,547
6.38%, 1/23/2045	4,650	4,166

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
6.75%, 9/21/2047	12,012	11,081
6.35%, 2/12/2048 (b)	6,491	5,732
Phillips 66 4.30%, 4/1/2022	1,181	1,216
3.90%, 3/15/2028	3,955	3,919
4.88%, 11/15/2044	665	687
Phillips 66 Partners LP 3.55%, 10/1/2026	1,453	1,382
4.90%, 10/1/2046	3,078	3,008
Plains All American Pipeline LP 3.60%, 11/1/2024	7,000	6,730
4.65%, 10/15/2025	6,535	6,609
4.90%, 2/15/2045	1,221	1,138
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (b)	10,500	10,158
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (b)	4,132	4,224
Spectra Energy Partners LP 2.95%, 9/25/2018	2,658	2,659
3.50%, 3/15/2025	4,750	4,598
5.95%, 9/25/2043	1,801	2,016
4.50%, 3/15/2045	1,866	1,776
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	13,515
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	600	616
4.25%, 4/1/2024	1,814	1,818
3.90%, 7/15/2026	4,366	4,182
6.10%, 2/15/2042	7,220	7,505
5.30%, 4/1/2044	1,840	1,766
5.35%, 5/15/2045	6,969	6,740
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,733
Texas Eastern Transmission LP 2.80%, 10/15/2022 (b)	6,209	5,997
3.50%, 1/15/2028 (b)	908	862
Total Capital International SA (France) 2.75%, 6/19/2021	5,000	4,967
3.70%, 1/15/2024	5,675	5,765
3.75%, 4/10/2024	1,989	2,024
TransCanada PipeLines Ltd. (Canada) 7.13%, 1/15/2019	2,377	2,414
4.88%, 1/15/2026	4,155	4,365
6.20%, 10/15/2037	6,345	7,438
4.75%, 5/15/2038	7,750	7,916
7.25%, 8/15/2038	1,883	2,425
Valero Energy Corp. 7.50%, 4/15/2032	1,545	1,973

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Western Gas Partners LP 4.00%, 7/1/2022	607	604
3.95%, 6/1/2025	1,228	1,180
4.50%, 3/1/2028	1,626	1,596
5.45%, 4/1/2044	1,855	1,803
5.30%, 3/1/2048	3,868	3,685
Williams Cos., Inc. (The) 3.90%, 1/15/2025	3,506	3,469
4.85%, 3/1/2048	5,487	5,319

		650,861

Pharmaceuticals — 0.2%
Allergan Funding SCS 3.45%, 3/15/2022	5,743	5,699
3.85%, 6/15/2024	3,041	3,030
Allergan, Inc. 3.38%, 9/15/2020	3,111	3,118
2.80%, 3/15/2023	3,954	3,769
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	2,459	2,145
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	2,991	2,967
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	2,780	2,750
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	1,883	2,418
Johnson & Johnson 2.63%, 1/15/2025	1,300	1,262
4.38%, 12/5/2033	1,948	2,113
3.40%, 1/15/2038	7,129	6,722
Merck & Co., Inc. 2.80%, 5/18/2023	4,572	4,499
3.70%, 2/10/2045	2,100	2,028
Mylan NV 3.95%, 6/15/2026	4,153	3,939
Mylan, Inc. 3.13%, 1/15/2023 (b)	3,886	3,707
5.40%, 11/29/2043	1,800	1,724
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	3,294	3,301
Pfizer, Inc. 3.00%, 12/15/2026	9,150	8,879
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	4,909	4,685
Wyeth LLC 6.45%, 2/1/2024	708	816

		69,571

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b)	6,257	6,171
3.88%, 3/20/2027 (b)	6,562	6,525

		12,696

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	1,865	1,878
3.05%, 3/15/2022	3,821	3,798
3.00%, 3/15/2023	1,794	1,772
3.75%, 4/1/2024	2,365	2,401
6.70%, 8/1/2028	538	662
7.29%, 6/1/2036	1,166	1,609
5.75%, 5/1/2040	3,244	3,884
5.40%, 6/1/2041	9,266	10,657
4.40%, 3/15/2042	2,010	2,069
4.38%, 9/1/2042	4,018	4,148
5.15%, 9/1/2043	3,380	3,811
4.70%, 9/1/2045	3,150	3,368
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	4,200	4,328
7.13%, 10/15/2031	1,345	1,701
6.13%, 9/15/2115	4,888	5,839
CSX Corp. 5.50%, 4/15/2041	3,498	3,944
4.75%, 5/30/2042	1,516	1,571
ERAC USA Finance LLC 5.25%, 10/1/2020 (b)	2,388	2,474
4.50%, 8/16/2021 (b)	3,474	3,570
2.60%, 12/1/2021 (b)	3,010	2,923
6.70%, 6/1/2034 (b)	4,417	5,343
7.00%, 10/15/2037 (b)	425	536
5.63%, 3/15/2042 (b)	3,104	3,443
Norfolk Southern Corp. 3.25%, 12/1/2021	4,957	4,946
2.90%, 2/15/2023	2,558	2,506
5.59%, 5/17/2025	51	56
3.95%, 10/1/2042	2,888	2,713
4.05%, 8/15/2052	5,192	4,865
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (b)	5,795	5,753
3.95%, 3/10/2025 (b)	3,095	3,062
4.20%, 4/1/2027 (b)	2,525	2,497

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Ryder System, Inc. 2.50%, 5/11/2020	4,930	4,869
2.88%, 9/1/2020	3,451	3,430
Union Pacific Corp. 4.10%, 9/15/2067	1,962	1,723

		112,149

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 3.13%, 12/5/2023	2,317	2,259
4.50%, 12/5/2036	2,505	2,452
Broadcom Corp. 3.63%, 1/15/2024	14,519	14,056
3.88%, 1/15/2027	6,459	6,038
Intel Corp. 3.70%, 7/29/2025	4,598	4,659
3.15%, 5/11/2027	2,570	2,489
4.00%, 12/15/2032	8,173	8,481
3.73%, 12/8/2047	3,364	3,150
QUALCOMM, Inc. 2.60%, 1/30/2023	1,160	1,115
2.90%, 5/20/2024	1,400	1,342
3.25%, 5/20/2027	5,809	5,475

		51,516

Software — 0.5%
Microsoft Corp. 2.38%, 5/1/2023	3,808	3,694
2.88%, 2/6/2024	21,453	21,101
3.30%, 2/6/2027	7,198	7,130
3.50%, 2/12/2035	3,459	3,340
4.20%, 11/3/2035	3,974	4,170
4.10%, 2/6/2037	10,421	10,823
4.50%, 10/1/2040	1,089	1,187
4.00%, 2/12/2055	3,620	3,598
4.75%, 11/3/2055	4,348	4,995
4.50%, 2/6/2057	9,023	9,822
Oracle Corp. 2.50%, 5/15/2022	4,115	4,029
2.40%, 9/15/2023	7,023	6,730
2.95%, 11/15/2024	11,020	10,715
2.95%, 5/15/2025	14,625	14,184
4.30%, 7/8/2034	8,219	8,459
3.90%, 5/15/2035	4,170	4,084
3.85%, 7/15/2036	7,260	7,048
6.13%, 7/8/2039	2,300	2,863
4.38%, 5/15/2055	10,500	10,575
VMware, Inc. 2.95%, 8/21/2022	10,109	9,806

		148,353

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.1%
Home Depot, Inc. (The) 2.63%, 6/1/2022	7,447	7,319
2.13%, 9/15/2026	5,242	4,731
4.20%, 4/1/2043	5,037	5,097
Lowe's Cos., Inc. 3.38%, 9/15/2025	1,820	1,799
4.65%, 4/15/2042	3,901	4,104
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,504

		27,554

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. 2.85%, 5/6/2021	13,459	13,432
3.00%, 2/9/2024	15,808	15,625
2.85%, 5/11/2024	10,010	9,776
2.75%, 1/13/2025	8,545	8,253
3.20%, 5/13/2025	12,828	12,695
3.25%, 2/23/2026	798	785
2.45%, 8/4/2026	5,261	4,888
3.35%, 2/9/2027	10,231	10,084
3.20%, 5/11/2027	5,685	5,528
3.00%, 6/20/2027	2,880	2,762
2.90%, 9/12/2027	7,978	7,570
4.50%, 2/23/2036	4,257	4,598
3.45%, 2/9/2045	4,375	3,950
3.85%, 8/4/2046	3,512	3,385
3.75%, 9/12/2047	13,570	12,848
Dell International LLC 6.02%, 6/15/2026 (b)	16,408	17,382
Dell, Inc. 7.10%, 4/15/2028	1,704	1,819

		135,380

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) 2.50%, 7/15/2019	1,085	1,080
4.63%, 7/11/2024 (b)	11,600	11,592
3.38%, 12/2/2026	4,230	3,997

		16,669

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (b)	7,130	6,634

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025	6,266	5,910
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	7,665	7,651
3.50%, 11/1/2027 (b)	8,105	7,468

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	3,000	2,862
International Lease Finance Corp. 8.63%, 1/15/2022	11,894	13,624
5.88%, 8/15/2022	3,867	4,117
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,610

		46,242

Water Utilities — 0.0% (c)
American Water Capital Corp. 3.40%, 3/1/2025	5,248	5,209
6.59%, 10/15/2037	3,354	4,397
4.00%, 12/1/2046	2,241	2,177

		11,783

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	3,250	3,191
6.13%, 3/30/2040	2,457	2,886
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.42%, 5/20/2022 ‡ (d)	16,784	16,784
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	2,242	3,006
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b) (e)	15,450	15,366
Vodafone Group plc (United Kingdom) 2.95%, 2/19/2023	675	656
4.13%, 5/30/2025	7,003	6,988
5.00%, 5/30/2038	9,519	9,471
5.25%, 5/30/2048	7,449	7,492

		65,840

Total Corporate Bonds (Cost $6,703,216)		6,624,442

Mortgage-Backed Securities — 15.4%
FHLMC
Pool # 846489, ARM, 3.67%, 7/1/2019 (h)	1	1
Pool # 785618, ARM, 4.25%, 7/1/2026 (h)	33	33
Pool # 611141, ARM, 3.61%, 1/1/2027 (h)	57	59
Pool # 846812, ARM, 3.74%, 4/1/2030 (h)	15	16
Pool # 789758, ARM, 3.61%, 9/1/2032 (h)	44	46
Pool # 847621, ARM, 3.99%, 5/1/2033 (h)	1,593	1,678
Pool # 781087, ARM, 3.48%, 12/1/2033 (h)	226	239
Pool # 1B1665, ARM, 3.96%, 4/1/2034 (h)	262	275
Pool # 782870, ARM, 3.96%, 9/1/2034 (h)	1,041	1,100
Pool # 782980, ARM, 3.68%, 1/1/2035 (h)	524	553

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 782979, ARM, 3.70%, 1/1/2035 (h)	1,202	1,269
Pool # 1G3591, ARM, 3.42%, 8/1/2035 (h)	55	58
Pool # 1Q0007, ARM, 4.33%, 12/1/2035 (h)	350	368
Pool # 1Q0025, ARM, 3.70%, 2/1/2036 (h)	190	199
Pool # 848431, ARM, 3.85%, 2/1/2036 (h)	810	855
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (h)	742	786
Pool # 1J1380, ARM, 4.60%, 3/1/2036 (h)	596	641
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	549	579
Pool # 1H2618, ARM, 4.18%, 5/1/2036 (h)	837	882
Pool # 1G2415, ARM, 4.66%, 5/1/2036 (h)	162	173
Pool # 1G2557, ARM, 4.30%, 6/1/2036 (h)	2,507	2,647
Pool # 848068, ARM, 4.35%, 6/1/2036 (h)	790	830
Pool # 848365, ARM, 4.05%, 7/1/2036 (h)	427	451
Pool # 1A1082, ARM, 4.23%, 7/1/2036 (h)	422	439
Pool # 1H2623, ARM, 4.35%, 7/1/2036 (h)	314	331
Pool # 1N0206, ARM, 3.59%, 8/1/2036 (h)	1,685	1,749
Pool # 1A1085, ARM, 3.83%, 8/1/2036 (h)	468	486
Pool # 1N0189, ARM, 4.13%, 8/1/2036 (h)	38	39
Pool # 1Q0105, ARM, 4.14%, 9/1/2036 (h)	902	947
Pool # 1B7242, ARM, 4.25%, 9/1/2036 (h)	1,007	1,059
Pool # 1G2539, ARM, 3.35%, 10/1/2036 (h)	388	410
Pool # 1K0046, ARM, 3.61%, 10/1/2036 (h)	713	756
Pool # 1N0249, ARM, 3.73%, 10/1/2036 (h)	507	525
Pool # 1A1096, ARM, 3.92%, 10/1/2036 (h)	924	963
Pool # 1J1348, ARM, 3.95%, 10/1/2036 (h)	226	239
Pool # 1A1097, ARM, 4.00%, 10/1/2036 (h)	444	462
Pool # 1J1378, ARM, 3.39%, 11/1/2036 (h)	867	905
Pool # 1G2671, ARM, 3.45%, 11/1/2036 (h)	164	171
Pool # 848115, ARM, 3.64%, 11/1/2036 (h)	474	501
Pool # 1Q0737, ARM, 3.67%, 11/1/2036 (h)	523	548
Pool # 782760, ARM, 3.81%, 11/1/2036 (h)	1,568	1,650
Pool # 1J1419, ARM, 3.38%, 12/1/2036 (h)	2,417	2,519
Pool # 1J1418, ARM, 3.44%, 12/1/2036 (h)	63	66
Pool # 1G1386, ARM, 3.77%, 12/1/2036 (h)	1,093	1,154
Pool # 1J1399, ARM, 3.88%, 12/1/2036 (h)	35	38
Pool # 1J1634, ARM, 4.02%, 12/1/2036 (h)	1,514	1,577

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1G1478, ARM, 3.77%, 1/1/2037 (h)	404	425
Pool # 1N1511, ARM, 3.91%, 1/1/2037 (h)	135	141
Pool # 1J1516, ARM, 3.58%, 2/1/2037 (h)	86	89
Pool # 1J0282, ARM, 3.69%, 2/1/2037 (h)	54	56
Pool # 1G1554, ARM, 3.89%, 2/1/2037 (h)	561	588
Pool # 1J1543, ARM, 4.26%, 2/1/2037 (h)	162	173
Pool # 1N0353, ARM, 4.44%, 2/1/2037 (h)	1,001	1,054
Pool # 1J1526, ARM, 4.05%, 3/1/2037 (h)	353	369
Pool # 1B7303, ARM, 4.11%, 3/1/2037 (h)	154	161
Pool # 1Q0739, ARM, 4.19%, 3/1/2037 (h)	1,727	1,807
Pool # 1J0399, ARM, 3.66%, 4/1/2037 (h)	20	20
Pool # 1J1564, ARM, 4.08%, 4/1/2037 (h)	422	442
Pool # 1Q0697, ARM, 3.79%, 5/1/2037 (h)	759	784
Pool # 1Q0783, ARM, 4.03%, 5/1/2037 (h)	1,303	1,379
Pool # 1N1463, ARM, 4.17%, 5/1/2037 (h)	62	65
Pool # 1N1477, ARM, 4.19%, 5/1/2037 (h)	297	313
Pool # 1A1193, ARM, 4.28%, 5/1/2037 (h)	527	553
Pool # 1J1621, ARM, 4.55%, 5/1/2037 (h)	623	658
Pool # 1J1740, ARM, 4.06%, 6/1/2037 (h)	466	487
Pool # 1J0533, ARM, 4.52%, 7/1/2037 (h)	112	117
Pool # 1J2945, ARM, 3.50%, 11/1/2037 (h)	49	51
Pool # 1Q0722, ARM, 4.09%, 4/1/2038 (h)	548	578
Pool # 1Q0789, ARM, 3.96%, 5/1/2038 (h)	391	411
Pool # 848699, ARM, 4.02%, 7/1/2040 (h)	651	683
FHLMC Gold Pools, 15 Year, Single Family
Pool # E01481, 4.50%, 10/1/2018	4	4
Pool # G13197, 5.50%, 1/1/2019	3	3
Pool # G11694, 6.50%, 9/1/2019	3	3
Pool # G11805, 5.50%, 12/1/2019	15	15
Pool # G13033, 6.00%, 2/1/2020	2	2
Pool # G11954, 5.50%, 4/1/2020	20	20
Pool # G11816, 5.50%, 6/1/2020	1	1
Pool # G11771, 6.00%, 6/1/2020	17	17
Pool # G11761, 6.00%, 8/1/2020	15	15
Pool # G13073, 6.00%, 7/1/2021	51	52
Pool # G12906, 6.00%, 7/1/2021	2	2
Pool # J08275, 6.00%, 1/1/2022	4	4
Pool # G13012, 6.00%, 3/1/2022	6	6
Pool # G12825, 6.50%, 3/1/2022	22	23
Pool # G13603, 5.50%, 2/1/2024	90	92
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91158, 6.50%, 1/1/2028	405	440
Pool # C91417, 3.50%, 1/1/2032	5,613	5,689
Pool # C91403, 3.50%, 3/1/2032	2,306	2,338

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(i)	—	(i)
Pool # G00245, 8.00%, 8/1/2024	6		6
Pool # C00376, 8.00%, 11/1/2024	4		4
Pool # C00414, 7.50%, 8/1/2025	9		10
Pool # C00452, 7.00%, 4/1/2026	11		12
Pool # G00981, 8.50%, 7/1/2028	29		32
Pool # G02210, 7.00%, 12/1/2028	441		493
Pool # C47315, 6.50%, 8/1/2029	822		908
Pool # G03029, 6.00%, 10/1/2029	131		144
Pool # A88871, 7.00%, 1/1/2031	372		409
Pool # C68485, 7.00%, 7/1/2032	30		33
Pool # G01448, 7.00%, 8/1/2032	53		59
Pool # C75791, 5.50%, 1/1/2033	740		804
Pool # A13625, 5.50%, 10/1/2033	381		422
Pool # A16107, 6.00%, 12/1/2033	116		126
Pool # G01864, 5.00%, 1/1/2034	293		313
Pool # A17537, 6.00%, 1/1/2034	269		297
Pool # A23139, 5.00%, 6/1/2034	840		894
Pool # A61572, 5.00%, 9/1/2034	860		919
Pool # A28796, 6.50%, 11/1/2034	96		110
Pool # G03369, 6.50%, 1/1/2035	910		1,005
Pool # A70350, 5.00%, 3/1/2035	345		368
Pool # A46987, 5.50%, 7/1/2035	851		926
Pool # G05713, 6.50%, 12/1/2035	619		695
Pool # G03777, 5.00%, 11/1/2036	752		802
Pool # C02660, 6.50%, 11/1/2036	218		246
Pool # G02427, 5.50%, 12/1/2036	373		405
Pool # A57681, 6.00%, 12/1/2036	81		89
Pool # G02682, 7.00%, 2/1/2037	77		88
Pool # G04949, 6.50%, 11/1/2037	665		745
Pool # G03666, 7.50%, 1/1/2038	616		712
Pool # G04952, 7.50%, 1/1/2038	372		430
Pool # G04077, 6.50%, 3/1/2038	591		669
Pool # G05671, 5.50%, 8/1/2038	776		841
Pool # G05190, 7.50%, 9/1/2038	345		397
Pool # C03466, 5.50%, 3/1/2040	257		278
Pool # A93383, 5.00%, 8/1/2040	3,568		3,813
Pool # A93511, 5.00%, 8/1/2040	13,035		13,927
Pool # G06493, 4.50%, 5/1/2041	19,320		20,277
Pool # V80351, 3.00%, 8/1/2043	28,053		27,347
Pool # Q57995, 5.00%, 8/1/2048 (j)	25,683		27,465
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	408		430
Pool # B90491, 7.50%, 1/1/2032	896		973

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G20028, 7.50%, 12/1/2036	3,179		3,470
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	39		39
Pool # P20570, 7.00%, 7/1/2029	9		9
Pool # U80192, 3.50%, 2/1/2033	1,798		1,815
Pool # L10151, 6.00%, 2/1/2033	367		384
Pool # U80342, 3.50%, 5/1/2033	2,145		2,165
Pool # U80345, 3.50%, 5/1/2033	7,928		7,999
Pool # L10221, 6.00%, 1/1/2034	210		222
Pool # P50523, 6.50%, 12/1/2035	246		256
Pool # H05030, 6.00%, 11/1/2036	81		87
Pool # L10291, 6.50%, 11/1/2036	2,297		2,479
Pool # P51353, 6.50%, 11/1/2036	1,054		1,137
Pool # P50595, 6.50%, 12/1/2036	2,570		2,882
Pool # P51361, 6.50%, 12/1/2036	1,105		1,227
Pool # P50531, 6.50%, 1/1/2037	166		177
Pool # P51251, 6.50%, 1/1/2037	56		57
Pool # P50536, 6.50%, 2/1/2037	228		243
Pool # P50556, 6.50%, 6/1/2037	136		143
Pool # U90690, 3.50%, 6/1/2042	27,764		27,749
Pool # U90975, 4.00%, 6/1/2042	22,763		23,381
Pool # T65101, 4.00%, 10/1/2042	948		958
Pool # U90402, 3.50%, 11/1/2042	1,236		1,235
Pool # U90673, 4.00%, 1/1/2043	2,480		2,548
Pool # U91192, 4.00%, 4/1/2043	5,383		5,530
Pool # U91488, 3.50%, 5/1/2043	2,936		2,935
Pool # U99051, 3.50%, 6/1/2043	10,226		10,220
Pool # U99134, 4.00%, 1/1/2046	70,150		72,070
Pool # U69030, 4.50%, 1/1/2046	30,603		32,133
FNMA
Pool # 70226, ARM, 2.02%, 1/1/2019 (h)	—	(i)	—	(i)
Pool # 116612, ARM, 3.62%, 3/1/2019 (h)	—	(i)	—	(i)
Pool # 470623, ARM, 2.88%, 3/1/2022 (h)	7,819		7,827
Pool # AM2292, ARM, 2.43%, 1/1/2023 (h)	36,157		36,144
Pool # AM2353, ARM, 2.48%, 1/1/2023 (h)	6,430		6,428
Pool # AM7563, ARM, 2.46%, 12/1/2024 (h)	10,000		9,946
Pool # 54844, ARM, 2.59%, 9/1/2027 (h)	38		38
Pool # 303532, ARM, 4.01%, 3/1/2029 (h)	26		26
Pool # 555732, ARM, 4.25%, 8/1/2033 (h)	269		282
Pool # 658481, ARM, 3.43%, 9/1/2033 (h)	418		430
Pool # 746299, ARM, 3.56%, 9/1/2033 (h)	129		136
Pool # 743546, ARM, 3.27%, 11/1/2033 (h)	337		351
Pool # 766610, ARM, 3.43%, 1/1/2034 (h)	116		122
Pool # 777132, ARM, 4.29%, 6/1/2034 (h)	337		355

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 782306, ARM, 3.26%, 7/1/2034 (h)	25	26
Pool # 790235, ARM, 3.38%, 8/1/2034 (h)	188	197
Pool # 800422, ARM, 3.60%, 8/1/2034 (h)	305	312
Pool # 793062, ARM, 3.83%, 8/1/2034 (h)	75	78
Pool # 790964, ARM, 3.35%, 9/1/2034 (h)	34	35
Pool # 794792, ARM, 3.26%, 10/1/2034 (h)	142	148
Pool # 896463, ARM, 4.12%, 10/1/2034 (h)	366	388
Pool # 781563, ARM, 3.25%, 11/1/2034 (h)	55	58
Pool # 799912, ARM, 3.43%, 11/1/2034 (h)	138	146
Pool # 809319, ARM, 3.42%, 1/1/2035 (h)	114	119
Pool # 810896, ARM, 3.92%, 1/1/2035 (h)	2,107	2,177
Pool # 816594, ARM, 3.79%, 2/1/2035 (h)	104	107
Pool # 820602, ARM, 3.44%, 3/1/2035 (h)	376	392
Pool # 745862, ARM, 4.16%, 4/1/2035 (h)	398	419
Pool # 821378, ARM, 3.91%, 5/1/2035 (h)	330	342
Pool # 823660, ARM, 4.13%, 5/1/2035 (h)	60	63
Pool # 888605, ARM, 3.60%, 7/1/2035 (h)	149	154
Pool # 838972, ARM, 4.13%, 8/1/2035 (h)	18	18
Pool # 832801, ARM, 3.30%, 9/1/2035 (h)	234	245
Pool # 851432, ARM, 4.48%, 10/1/2035 (h)	509	536
Pool # 849251, ARM, 3.67%, 1/1/2036 (h)	987	1,015
Pool # 745445, ARM, 3.74%, 1/1/2036 (h)	370	390
Pool # 920465, ARM, 4.25%, 1/1/2036 (h)	31	31
Pool # 920340, ARM, 4.77%, 2/1/2036 (h)	75	79
Pool # 920843, ARM, 4.80%, 3/1/2036 (h)	3,138	3,357
Pool # 868952, ARM, 4.22%, 5/1/2036 (h)	203	214
Pool # 872622, ARM, 4.10%, 6/1/2036 (h)	69	72
Pool # 872825, ARM, 4.55%, 6/1/2036 (h)	1,614	1,703
Pool # 884066, ARM, 4.60%, 6/1/2036 (h)	422	446
Pool # 892868, ARM, 4.52%, 7/1/2036 (h)	578	608
Pool # 745784, ARM, 3.63%, 8/1/2036 (h)	325	328
Pool # 886558, ARM, 3.64%, 8/1/2036 (h)	715	754
Pool # 884722, ARM, 4.21%, 8/1/2036 (h)	257	269
Pool # 893580, ARM, 3.37%, 9/1/2036 (h)	512	535
Pool # 898179, ARM, 3.38%, 9/1/2036 (h)	1,307	1,340
Pool # 894452, ARM, 3.57%, 9/1/2036 (h)	334	351
Pool # 886772, ARM, 3.58%, 9/1/2036 (h)	1,234	1,299
Pool # 920547, ARM, 3.60%, 9/1/2036 (h)	306	317
Pool # 894239, ARM, 3.61%, 10/1/2036 (h)	571	596
Pool # 900191, ARM, 3.83%, 10/1/2036 (h)	608	647

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 900197, ARM, 3.83%, 10/1/2036 (h)	968		1,031
Pool # 902818, ARM, 3.62%, 11/1/2036 (h)	105		110
Pool # 897470, ARM, 3.98%, 11/1/2036 (h)	198		209
Pool # 902955, ARM, 3.54%, 12/1/2036 (h)	1,172		1,233
Pool # 905189, ARM, 3.68%, 12/1/2036 (h)	304		319
Pool # 888184, ARM, 3.75%, 1/1/2037 (h)	296		313
Pool # 920954, ARM, 3.94%, 1/1/2037 (h)	540		557
Pool # 913984, ARM, 3.84%, 2/1/2037 (h)	698		722
Pool # 915645, ARM, 4.37%, 2/1/2037 (h)	528		555
Pool # 888307, ARM, 3.80%, 4/1/2037 (h)	1,091		1,142
Pool # 948208, ARM, 3.82%, 7/1/2037 (h)	736		755
Pool # 995919, ARM, 3.85%, 7/1/2037 (h)	1,605		1,679
Pool # 944096, ARM, 4.22%, 7/1/2037 (h)	72		75
Pool # 938346, ARM, 4.53%, 7/1/2037 (h)	643		677
Pool # 945032, ARM, 4.91%, 8/1/2037 (h)	617		653
Pool # 946362, ARM, 3.21%, 9/1/2037 (h)	335		348
Pool # 946450, ARM, 3.53%, 9/1/2037 (h)	90		92
Pool # 946260, ARM, 3.79%, 9/1/2037 (h)	385		400
Pool # 952835, ARM, 3.85%, 9/1/2037 (h)	152		161
Pool # AD0085, ARM, 3.64%, 11/1/2037 (h)	1,191		1,231
Pool # 995108, ARM, 3.69%, 11/1/2037 (h)	635		666
Pool # AD0179, ARM, 3.78%, 12/1/2037 (h)	1,285		1,344
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	162		167
FNMA, 15 Year, Single Family
Pool # 730338, 5.00%, 9/1/2018	—	(i)	—	(i)
Pool # 738610, 5.00%, 10/1/2018	1		1
Pool # 743183, 5.00%, 10/1/2018	2		2
Pool # 747817, 4.50%, 11/1/2018	6		6
Pool # 740462, 5.00%, 11/1/2018	1		1
Pool # 749596, 5.00%, 11/1/2018	12		12
Pool # 750037, 5.00%, 11/1/2018	7		7
Pool # 753967, 5.00%, 12/1/2018	—	(i)	—	(i)
Pool # 888681, 5.00%, 12/1/2018	6		6
Pool # 742078, 4.50%, 3/1/2019	18		19
Pool # 995913, 6.00%, 3/1/2019	4		4
Pool # 773815, 3.50%, 4/1/2019	30		30
Pool # 761326, 5.00%, 4/1/2019	50		51
Pool # 774432, 5.00%, 4/1/2019	2		2
Pool # 780956, 4.50%, 5/1/2019	6		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 784021, 4.50%, 6/1/2019	54		55
Pool # 779735, 5.50%, 7/1/2019	59		59
Pool # 725767, 6.00%, 7/1/2019	—	(i)	—	(i)
Pool # 786699, 5.50%, 8/1/2019	64		64
Pool # 255358, 5.00%, 9/1/2019	3		3
Pool # 796668, 5.50%, 9/1/2019	83		83
Pool # 745048, 5.00%, 10/1/2019	11		11
Pool # 735208, 6.00%, 10/1/2019	5		5
Pool # 735841, 4.50%, 11/1/2019	10		10
Pool # 789659, 4.50%, 11/1/2019	29		29
Pool # 801026, 4.50%, 11/1/2019	56		57
Pool # 735290, 4.50%, 12/1/2019	32		33
Pool # 735386, 5.50%, 1/1/2020	89		89
Pool # 888557, 5.50%, 3/1/2020	6		6
Pool # 811739, 6.00%, 3/1/2020	18		18
Pool # 889265, 5.50%, 6/1/2020	10		10
Pool # 889687, 5.50%, 6/1/2020	36		37
Pool # 889805, 5.50%, 7/1/2020	7		7
Pool # 735911, 6.50%, 8/1/2020	10		10
Pool # 745406, 6.00%, 3/1/2021	112		115
Pool # 745502, 6.00%, 4/1/2021	38		39
Pool # 995886, 6.00%, 4/1/2021	64		65
Pool # 938569, 6.00%, 7/1/2021	11		11
Pool # AD0142, 6.00%, 8/1/2021	190		194
Pool # 890129, 6.00%, 12/1/2021	101		103
Pool # 888834, 6.50%, 4/1/2022	119		121
Pool # 889634, 6.00%, 2/1/2023	1,341		1,389
Pool # AD0364, 5.00%, 5/1/2023	109		113
Pool # 995381, 6.00%, 1/1/2024	1,111		1,154
Pool # 995425, 6.00%, 1/1/2024	384		399
Pool # 995456, 6.50%, 2/1/2024	505		529
Pool # AE0081, 6.00%, 7/1/2024	265		276
Pool # AD0133, 5.00%, 8/1/2024	431		445
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	30		33
Pool # 555791, 6.50%, 12/1/2022	102		112
Pool # 889889, 6.50%, 7/1/2024	240		263
Pool # 888656, 6.50%, 4/1/2025	31		34
Pool # AE0096, 5.50%, 7/1/2025	535		574
Pool # 256311, 6.00%, 7/1/2026	303		328
Pool # 256352, 6.50%, 8/1/2026	549		602
Pool # 256803, 6.00%, 7/1/2027	408		442
Pool # 256962, 6.00%, 11/1/2027	195		212
Pool # 257007, 6.00%, 12/1/2027	570		618
Pool # 257048, 6.00%, 1/1/2028	976		1,058

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 890222, 6.00%, 10/1/2028	749		811
Pool # AE0049, 6.00%, 9/1/2029	503		546
Pool # AO7761, 3.50%, 7/1/2032	1,267		1,284
Pool # MA1138, 3.50%, 8/1/2032	8,405		8,518
Pool # AL6238, 4.00%, 1/1/2035	20,216		20,884
FNMA, 30 Year, FHA/VA
Pool # 426839, 9.50%, 12/1/2018	1		—	(i)
Pool # 535183, 8.00%, 6/1/2028	34		37
Pool # 252409, 6.50%, 3/1/2029	143		156
Pool # 653815, 7.00%, 2/1/2033	14		14
Pool # 752786, 6.00%, 9/1/2033	128		137
FNMA, 30 Year, Single Family
Pool # 70825, 8.00%, 3/1/2021	—	(i)	—	(i)
Pool # 189190, 7.50%, 11/1/2022	10		10
Pool # 50966, 7.00%, 1/1/2024	3		3
Pool # 479469, 10.00%, 2/1/2024	2		2
Pool # 250066, 8.00%, 5/1/2024	3		3
Pool # 250103, 8.50%, 7/1/2024	10		10
Pool # 303031, 7.50%, 10/1/2024	4		4
Pool # 308499, 8.50%, 5/1/2025	1		1
Pool # 399269, 7.00%, 4/1/2026	45		46
Pool # 689977, 8.00%, 3/1/2027	58		62
Pool # 695533, 8.00%, 6/1/2027	47		51
Pool # 313687, 7.00%, 9/1/2027	7		8
Pool # 457268, 9.50%, 7/1/2028	5		5
Pool # 756024, 8.00%, 9/1/2028	92		102
Pool # 755973, 8.00%, 11/1/2028	231		260
Pool # 455759, 6.00%, 12/1/2028	28		31
Pool # 252211, 6.00%, 1/1/2029	36		40
Pool # 459097, 7.00%, 1/1/2029	55		58
Pool # 889020, 6.50%, 11/1/2029	4,938		5,452
Pool # 598559, 6.50%, 8/1/2031	111		122
Pool # 679886, 6.50%, 2/1/2032	593		651
Pool # 649734, 7.00%, 6/1/2032	46		48
Pool # 649624, 7.00%, 8/1/2032	11		11
Pool # 682078, 5.50%, 11/1/2032	505		549
Pool # 675555, 6.00%, 12/1/2032	218		238
Pool # AL0045, 6.00%, 12/1/2032	1,469		1,623
Pool # 683351, 5.50%, 2/1/2033	19		20
Pool # 357363, 5.50%, 3/1/2033	778		850
Pool # 674349, 6.00%, 3/1/2033	66		71
Pool # 688625, 6.00%, 3/1/2033	38		41
Pool # 688655, 6.00%, 3/1/2033	36		39
Pool # 695584, 6.00%, 3/1/2033	21		23
Pool # 254693, 5.50%, 4/1/2033	535		581

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 702901, 6.00%, 5/1/2033	204	227
Pool # 720576, 5.00%, 6/1/2033	152	163
Pool # 995656, 7.00%, 6/1/2033	904	1,032
Pool # 723852, 5.00%, 7/1/2033	192	205
Pool # 729296, 5.00%, 7/1/2033	158	169
Pool # 720155, 5.50%, 7/1/2033	125	136
Pool # 729379, 6.00%, 8/1/2033	68	74
Pool # AA0917, 5.50%, 9/1/2033	1,987	2,153
Pool # 737825, 6.00%, 9/1/2033	113	125
Pool # 750977, 4.50%, 11/1/2033	162	169
Pool # 725027, 5.00%, 11/1/2033	436	467
Pool # 755109, 5.50%, 11/1/2033	36	39
Pool # 753174, 4.00%, 12/1/2033	507	517
Pool # 725017, 5.50%, 12/1/2033	788	873
Pool # 759424, 5.50%, 1/1/2034	76	84
Pool # 751341, 5.50%, 3/1/2034	79	86
Pool # 770405, 5.00%, 4/1/2034	1,016	1,094
Pool # 776708, 5.00%, 5/1/2034	338	363
Pool # AC1317, 4.50%, 9/1/2034	277	289
Pool # 888568, 5.00%, 12/1/2034	268	286
Pool # 810663, 5.00%, 1/1/2035	197	208
Pool # 995003, 7.50%, 1/1/2035	393	451
Pool # 995156, 7.50%, 3/1/2035	453	521
Pool # 735503, 6.00%, 4/1/2035	926	1,023
Pool # 827776, 5.00%, 7/1/2035	202	215
Pool # 820347, 5.00%, 9/1/2035	554	596
Pool # 745148, 5.00%, 1/1/2036	483	516
Pool # 888417, 6.50%, 1/1/2036	2,859	3,183
Pool # 745275, 5.00%, 2/1/2036	389	416
Pool # 833629, 7.00%, 3/1/2036	19	20
Pool # 745418, 5.50%, 4/1/2036	708	769
Pool # 888016, 5.50%, 5/1/2036	940	1,016
Pool # 888209, 5.50%, 5/1/2036	605	660
Pool # 870770, 6.50%, 7/1/2036	45	50
Pool # 976871, 6.50%, 8/1/2036	1,779	1,955
Pool # AA0922, 6.00%, 9/1/2036	3,561	3,934
Pool # 745948, 6.50%, 10/1/2036	391	435
Pool # AA1019, 6.00%, 11/1/2036	517	571
Pool # 888476, 7.50%, 5/1/2037	335	395
Pool # 928584, 6.50%, 8/1/2037	291	330
Pool # 945870, 6.50%, 8/1/2037	342	385
Pool # 986648, 6.00%, 9/1/2037	790	872
Pool # 928670, 7.00%, 9/1/2037	400	438
Pool # 888890, 6.50%, 10/1/2037	723	813
Pool # 888707, 7.50%, 10/1/2037	1,665	1,962

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888892, 7.50%, 11/1/2037	545	625
Pool # AL0662, 5.50%, 1/1/2038	1,419	1,548
Pool # 995505, 8.00%, 1/1/2038	64	75
Pool # 929331, 6.00%, 4/1/2038	323	350
Pool # 909236, 7.00%, 9/1/2038	480	547
Pool # 890268, 6.50%, 10/1/2038	853	958
Pool # 995149, 6.50%, 10/1/2038	3,351	3,771
Pool # 934591, 7.00%, 10/1/2038	972	1,135
Pool # AB2869, 6.00%, 11/1/2038	661	735
Pool # 991908, 7.00%, 11/1/2038	643	746
Pool # 995504, 7.50%, 11/1/2038	435	511
Pool # 257510, 7.00%, 12/1/2038	1,604	1,852
Pool # AD0753, 7.00%, 1/1/2039	2,794	3,197
Pool # AD0780, 7.50%, 4/1/2039	1,469	1,593
Pool # AC2948, 5.00%, 9/1/2039	1,202	1,285
Pool # AC3740, 5.50%, 9/1/2039	846	913
Pool # AC7296, 5.50%, 12/1/2039	862	929
Pool # AD7790, 5.00%, 8/1/2040	6,678	7,152
Pool # AD9151, 5.00%, 8/1/2040	3,247	3,477
Pool # AL2059, 4.00%, 6/1/2042	15,058	15,527
Pool # AB9017, 3.00%, 4/1/2043	20,864	20,349
Pool # AT5891, 3.00%, 6/1/2043	23,719	23,142
Pool # AB9860, 3.00%, 7/1/2043	18,806	18,338
Pool # AL7527, 4.50%, 9/1/2043	12,606	13,182
Pool # AL7496, 3.50%, 5/1/2044	35,034	35,184
Pool # AL7380, 3.50%, 2/1/2045	20,632	20,720
Pool # AS6479, 3.50%, 1/1/2046	51,442	51,572
Pool # BM3500, 4.00%, 9/1/2047	80,868	82,592
Pool # BE8344, 4.00%, 11/1/2047	10,868	11,084
Pool # BJ7248, 4.00%, 12/1/2047	8,597	8,812
Pool # BE8349, 4.00%, 1/1/2048	9,906	10,103
Pool # BJ5756, 4.00%, 1/1/2048	15,752	16,090
Pool # BJ7310, 4.00%, 1/1/2048	15,163	15,535
Pool # BJ8237, 4.00%, 1/1/2048	10,121	10,357
Pool # BJ8264, 4.00%, 1/1/2048	6,521	6,671
Pool # BK1007, 4.00%, 2/1/2048	3,316	3,393
Pool # BK1134, 4.00%, 2/1/2048	19,567	19,927
Pool # BM3665, 4.00%, 3/1/2048	67,004	68,675
Pool # BE8366, 4.50%, 7/1/2048	18,778	19,666
Pool # BK7982, 5.00%, 7/1/2048	29,242	31,416
FNMA, Other
Pool # 458096, 10.50%, 4/15/2019	1	1
Pool # 471233, 2.19%, 5/1/2019	7,872	7,845
Pool # AM0081, 1.94%, 7/1/2019	10,764	10,672
Pool # 471692, 2.37%, 7/1/2019	13,433	13,383

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 471819, 2.03%, 8/1/2019	2,083	2,069
Pool # AM1719, 1.47%, 12/1/2019	6,614	6,491
Pool # AM1689, 1.69%, 12/1/2019	8,968	8,823
Pool # 464019, 4.26%, 12/1/2019	7,734	7,857
Pool # AD0660, 4.48%, 12/1/2019	11,077	11,234
Pool # AD0852, 4.28%, 1/1/2020	12,003	12,170
Pool # AD0851, 4.37%, 2/1/2020	7,257	7,392
Pool # AE0134, 4.40%, 2/1/2020	6,083	6,187
Pool # AE1544, 4.00%, 4/1/2020	10	10
Pool # AE0136, 4.38%, 4/1/2020	12,160	12,412
Pool # AM3498, 2.01%, 6/1/2020	80,712	79,371
Pool # 465659, 3.74%, 7/1/2020	4,656	4,717
Pool # 465578, 3.93%, 7/1/2020	12,193	12,392
Pool # 465602, 3.95%, 7/1/2020	7,174	7,282
Pool # 465491, 4.07%, 7/1/2020	25,914	26,397
Pool # 465769, 3.96%, 8/1/2020	8,145	8,288
Pool # 465936, 3.60%, 9/1/2020	1,570	1,587
Pool # 466030, 3.29%, 10/1/2020	6,571	6,602
Pool # 466296, 3.36%, 10/1/2020	6,843	6,892
Pool # 465969, 3.50%, 10/1/2020	9,358	9,450
Pool # 465973, 3.59%, 10/1/2020	12,491	12,637
Pool # 465738, 3.92%, 10/1/2020	5,772	5,876
Pool # 466454, 3.23%, 11/1/2020	4,829	4,851
Pool # 466436, 3.27%, 11/1/2020	6,559	6,590
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,154
Pool # 466899, 3.48%, 12/1/2020	7,314	7,389
Pool # FN0022, 3.54%, 12/1/2020	2,475	2,500
Pool # 466854, 3.70%, 12/1/2020	3,090	3,136
Pool # 466840, 3.83%, 12/1/2020	7,402	7,533
Pool # AL4762, 3.56%, 1/1/2021	2,558	2,592
Pool # 466836, 3.87%, 1/1/2021	9,830	10,020
Pool # 466919, 3.93%, 1/1/2021	3,345	3,407
Pool # 466898, 4.05%, 1/1/2021	4,188	4,276
Pool # FN0003, 4.28%, 1/1/2021	5,350	5,491
Pool # 467264, 4.33%, 2/1/2021	4,129	4,244
Pool # 467390, 4.16%, 3/1/2021	14,181	14,524
Pool # 467755, 4.25%, 4/1/2021	8,968	9,220
Pool # 467944, 4.25%, 4/1/2021	6,816	7,007
Pool # 467630, 4.30%, 4/1/2021	2,481	2,552
Pool # 467757, 4.33%, 4/1/2021	6,003	6,178
Pool # 468021, 4.36%, 5/1/2021	12,627	13,017
Pool # 468058, 4.39%, 5/1/2021	6,355	6,527
Pool # 468243, 3.97%, 6/1/2021	5,260	5,374
Pool # 468237, 4.02%, 6/1/2021	6,009	6,151
Pool # 468381, 4.10%, 6/1/2021	5,643	5,784

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 468242, 4.19%, 6/1/2021	4,546	4,671
Pool # AL0569, 4.26%, 6/1/2021	5,678	5,816
Pool # 468066, 4.30%, 6/1/2021	4,622	4,760
Pool # 468102, 4.34%, 6/1/2021	16,142	16,661
Pool # 468614, 3.86%, 7/1/2021	7,922	8,087
Pool # 468466, 3.89%, 7/1/2021	7,686	7,841
Pool # 468667, 3.94%, 7/1/2021	8,968	9,166
Pool # 468651, 3.99%, 7/1/2021	3,706	3,790
Pool # 468564, 4.06%, 7/1/2021	8,398	8,605
Pool # 468159, 4.26%, 7/1/2021	18,998	19,571
Pool # AL0602, 4.31%, 7/1/2021	6,904	7,109
Pool # 468699, 4.05%, 8/1/2021	1,433	1,469
Pool # 468896, 4.13%, 8/1/2021	6,470	6,645
Pool # 468542, 4.50%, 8/1/2021	24,662	25,597
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,109
Pool # 468958, 3.77%, 9/1/2021	24,123	24,544
Pool # 468994, 3.85%, 9/1/2021	7,144	7,299
Pool # 469204, 3.89%, 9/1/2021	12,172	12,432
Pool # 468936, 3.92%, 9/1/2021	5,450	5,570
Pool # AL0905, 3.95%, 9/1/2021	8,456	8,632
Pool # 469254, 3.40%, 10/1/2021	2,884	2,911
Pool # AM7314, 2.63%, 11/1/2021	8,000	7,905
Pool # 469552, 3.43%, 11/1/2021	8,248	8,335
Pool # 469873, 3.03%, 12/1/2021	7,843	7,832
Pool # 469545, 3.31%, 12/1/2021	3,194	3,217
Pool # AM5706, 3.44%, 12/1/2021	3,896	3,922
Pool # 469074, 3.83%, 12/1/2021	13,452	13,771
Pool # AM7739, 2.40%, 1/1/2022	9,309	9,119
Pool # 470269, 2.97%, 1/1/2022	6,291	6,271
Pool # 470324, 3.03%, 1/1/2022	7,080	7,071
Pool # 470280, 3.09%, 1/1/2022	11,007	11,013
Pool # 470124, 3.12%, 1/1/2022	10,471	10,487
Pool # 470181, 3.20%, 1/1/2022	6,992	7,020
Pool # 470359, 3.06%, 2/1/2022	7,497	7,495
Pool # 470202, 3.14%, 2/1/2022	3,950	3,959
Pool # 470622, 2.75%, 3/1/2022	7,909	7,814
Pool # 470826, 2.97%, 3/1/2022	5,381	5,362
Pool # 470555, 3.08%, 3/1/2022	3,458	3,458
Pool # 470539, 3.14%, 3/1/2022	2,459	2,464
Pool # 470779, 3.21%, 3/1/2022	2,690	2,702
Pool # 470474, 2.70%, 4/1/2022	13,114	12,937
Pool # AM4851, 3.05%, 4/1/2022	11,062	11,035
Pool # 471033, 3.08%, 4/1/2022	8,378	8,380
Pool # 471718, 2.77%, 5/1/2022	14,023	13,833
Pool # 471274, 2.86%, 5/1/2022	11,938	11,813

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 471177, 2.94%, 5/1/2022	8,744	8,705
Pool # 471151, 3.02%, 5/1/2022	5,543	5,533
Pool # 471190, 3.12%, 5/1/2022	7,978	7,991
Pool # 471599, 2.60%, 6/1/2022	7,014	6,902
Pool # 471747, 2.76%, 6/1/2022	13,945	13,699
Pool # AM0109, 2.61%, 7/1/2022	7,406	7,294
Pool # 471839, 2.67%, 7/1/2022	9,855	9,684
Pool # 471881, 2.67%, 7/1/2022	5,426	5,327
Pool # 471749, 2.69%, 7/1/2022	8,376	8,209
Pool # AM0177, 2.82%, 7/1/2022	9,027	8,917
Pool # 471284, 2.98%, 7/1/2022	19,356	19,294
Pool # 471828, 2.65%, 8/1/2022	8,968	8,795
Pool # AM0757, 2.47%, 9/1/2022	3,170	3,097
Pool # AM1025, 2.39%, 10/1/2022	5,394	5,265
Pool # AM0810, 2.57%, 10/1/2022	5,066	4,977
Pool # AM0664, 2.64%, 10/1/2022	5,633	5,522
Pool # AM1196, 2.37%, 11/1/2022	3,989	3,889
Pool # AM0585, 2.38%, 11/1/2022	7,243	7,064
Pool # AM1437, 2.41%, 11/1/2022	5,009	4,891
Pool # AM1392, 2.44%, 11/1/2022	6,874	6,720
Pool # AM0806, 2.45%, 11/1/2022	12,174	11,894
Pool # AM1492, 2.47%, 11/1/2022	4,484	4,383
Pool # AM1385, 2.55%, 11/1/2022	10,499	10,307
Pool # AM1386, 2.55%, 11/1/2022	3,357	3,295
Pool # AM1802, 2.24%, 12/1/2022	5,425	5,258
Pool # AM1779, 2.28%, 12/1/2022	8,600	8,350
Pool # AM1476, 2.32%, 12/1/2022	3,169	3,083
Pool # AM1619, 2.34%, 12/1/2022	19,840	19,265
Pool # AM1505, 2.39%, 12/1/2022	8,853	8,634
Pool # AM0811, 2.42%, 12/1/2022	9,828	9,595
Pool # AM1475, 2.66%, 12/1/2022	2,669	2,617
Pool # AM7303, 2.66%, 12/1/2022	14,825	14,560
Pool # AM1922, 2.15%, 1/1/2023	4,075	3,934
Pool # AM1989, 2.33%, 1/1/2023	14,372	13,975
Pool # AM2111, 2.34%, 1/1/2023	11,470	11,158
Pool # AM2072, 2.37%, 1/1/2023	9,186	8,936
Pool # AM2123, 2.40%, 1/1/2023	12,377	12,071
Pool # AM2252, 2.44%, 1/1/2023	8,281	8,089
Pool # AM2223, 2.45%, 1/1/2023	6,149	6,009
Pool # AM1474, 2.51%, 1/1/2023	8,251	8,063
Pool # AM2149, 2.60%, 1/1/2023	6,477	6,367
Pool # AM2366, 2.40%, 2/1/2023	12,620	12,323
Pool # AM2333, 2.45%, 2/1/2023	11,210	10,936
Pool # AM2695, 2.49%, 3/1/2023	6,730	6,581
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,248

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM3069, 2.64%, 4/1/2023	2,982	2,918
Pool # AL3594, 2.71%, 4/1/2023	5,085	4,989
Pool # AM3244, 2.52%, 5/1/2023	28,698	28,009
Pool # AM3439, 2.54%, 5/1/2023	2,679	2,619
Pool # AM3577, 2.42%, 6/1/2023	7,532	7,319
Pool # AL3876, 2.77%, 6/1/2023	17,132	16,845
Pool # AM3589, 2.77%, 6/1/2023	8,050	7,913
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,502
Pool # AM4011, 3.67%, 7/1/2023	42,150	43,097
Pool # AM3990, 3.74%, 7/1/2023	4,795	4,898
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,173
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,036
Pool # AM4716, 3.38%, 12/1/2023	3,018	3,043
Pool # AM4720, 3.45%, 1/1/2024	24,404	24,681
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,051
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,936
Pool # AM7290, 2.97%, 12/1/2024	24,220	23,900
Pool # AM7124, 3.11%, 12/1/2024	25,303	25,166
Pool # AM7682, 2.84%, 1/1/2025	34,780	34,099
Pool # AM7654, 2.86%, 1/1/2025	6,743	6,625
Pool # AM7795, 2.92%, 1/1/2025	33,000	32,467
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,211
Pool # AM7664, 2.99%, 1/1/2025	10,716	10,589
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,723
Pool # 470300, 3.64%, 1/1/2025	4,787	4,867
Pool # AM8251, 2.70%, 4/1/2025	9,940	9,665
Pool # AM8846, 2.68%, 5/1/2025	6,326	6,145
Pool # AM9149, 2.63%, 6/1/2025	6,200	5,992
Pool # AM8795, 3.02%, 6/1/2025	3,849	3,806
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,754
Pool # AN0029, 3.10%, 9/1/2025	10,000	9,956
Pool # AM4660, 3.77%, 12/1/2025	27,400	28,131
Pool # AN0767, 3.18%, 1/1/2026	8,670	8,619
Pool # AN1292, 2.84%, 4/1/2026	9,331	9,126
Pool # AN1590, 2.40%, 5/1/2026	9,753	9,269
Pool # AN1413, 2.49%, 5/1/2026	21,968	20,940
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,571
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,679
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,455
Pool # 468645, 4.54%, 7/1/2026	2,320	2,449
Pool # AM6392, 3.29%, 8/1/2026	11,500	11,483
Pool # AM6381, 3.29%, 8/1/2026	33,000	32,948
Pool # 468574, 4.55%, 8/1/2026	8,272	8,741
Pool # 468573, 4.76%, 8/1/2026	8,824	9,432
Pool # 468927, 4.77%, 8/1/2026	5,616	6,005

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM6448, 3.25%, 9/1/2026	10,000	9,959
Pool # AN3076, 2.46%, 10/1/2026	25,000	23,547
Pool # AM7062, 3.44%, 10/1/2026	8,458	8,514
Pool # AM7117, 3.14%, 12/1/2026	20,279	20,050
Pool # AM7262, 3.19%, 12/1/2026	17,000	16,855
Pool # AM7011, 3.22%, 12/1/2026	2,921	2,902
Pool # AM7485, 3.24%, 12/1/2026	20,000	19,801
Pool # AM7390, 3.26%, 12/1/2026	7,780	7,753
Pool # AM7265, 3.30%, 12/1/2026	5,455	5,450
Pool # FN0029, 4.66%, 12/1/2026	9,598	10,122
Pool # AM8008, 2.94%, 2/1/2027	12,642	12,385
Pool # AM7827, 3.12%, 2/1/2027	7,150	7,090
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,999
Pool # AM8280, 2.91%, 3/1/2027	6,000	5,840
Pool # AM8529, 3.03%, 4/1/2027	16,000	15,665
Pool # AM8432, 2.79%, 5/1/2027	8,000	7,691
Pool # AM8745, 2.81%, 5/1/2027	9,957	9,622
Pool # AM8596, 2.83%, 5/1/2027	10,575	10,187
Pool # AM8597, 2.83%, 5/1/2027	10,725	10,331
Pool # AM8598, 2.83%, 5/1/2027	11,437	11,017
Pool # AM8784, 2.89%, 5/1/2027	8,329	8,098
Pool # AM8558, 2.68%, 6/1/2027	8,143	7,803
Pool # AM8803, 2.78%, 6/1/2027	4,195	4,046
Pool # AM8765, 2.83%, 6/1/2027	7,237	6,966
Pool # AM9087, 3.00%, 6/1/2027	16,500	16,104
Pool # AM9170, 3.00%, 6/1/2027	4,735	4,641
Pool # AM9345, 3.25%, 7/1/2027	7,886	7,849
Pool # AN6532, 2.92%, 9/1/2027	4,991	4,813
Pool # AM9723, 3.33%, 9/1/2027	9,863	9,829
Pool # AN7048, 2.90%, 10/1/2027	6,860	6,651
Pool # AM1469, 2.96%, 11/1/2027	4,024	3,898
Pool # AN7669, 2.83%, 12/1/2027	20,254	19,388
Pool # AN8114, 3.00%, 1/1/2028	8,224	8,029
Pool # AN8048, 3.08%, 1/1/2028	40,000	38,958
Pool # AN7943, 3.10%, 1/1/2028	15,000	14,657
Pool # AN1600, 2.59%, 6/1/2028	7,718	7,246
Pool # AN9686, 3.52%, 6/1/2028	40,550	40,846
Pool # AN9486, 3.57%, 6/1/2028	26,476	26,780
Pool # AN2005, 2.73%, 7/1/2028	10,000	9,406
Pool # 387859, 3.53%, 8/1/2028	21,722	21,900
Pool # 387866, 3.53%, 8/1/2028	15,068	15,192
Pool # 387806, 3.55%, 8/1/2028	15,289	15,439
Pool # 387840, 3.65%, 8/1/2028	5,769	5,874
Pool # AN4744, 3.30%, 3/1/2029	8,000	7,865
Pool # AN6106, 3.10%, 7/1/2029	5,700	5,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN6173, 3.12%, 7/1/2029	3,651	3,535
Pool # AN6846, 2.93%, 10/1/2029	13,300	12,558
Pool # AM7018, 3.63%, 10/1/2029	2,837	2,879
Pool # AM8123, 2.92%, 2/1/2030	8,290	7,872
Pool # AM7785, 3.17%, 2/1/2030	6,347	6,180
Pool # AM7516, 3.55%, 2/1/2030	13,000	13,031
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,809
Pool # AM8544, 3.08%, 4/1/2030	15,773	15,348
Pool # AM8408, 3.13%, 4/1/2030	38,000	36,666
Pool # AM8321, 3.22%, 4/1/2030	10,713	10,561
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,654
Pool # AM8151, 2.94%, 5/1/2030	12,000	11,340
Pool # AM8802, 3.10%, 5/1/2030	5,199	5,068
Pool # AM8807, 3.10%, 5/1/2030	15,551	15,163
Pool # AN9154, 3.64%, 5/1/2030	4,321	4,377
Pool # AM8666, 2.96%, 6/1/2030	9,731	9,381
Pool # AM9020, 2.97%, 6/1/2030	8,098	7,708
Pool # AM9012, 3.13%, 6/1/2030	9,234	8,876
Pool # AM9154, 3.18%, 6/1/2030	9,464	9,296
Pool # AM9296, 3.15%, 7/1/2030	9,199	9,009
Pool # AM9320, 3.30%, 7/1/2030	10,054	9,828
Pool # AN9594, 3.68%, 7/1/2030	25,000	25,352
Pool # AN9876, 3.80%, 7/1/2030	18,562	19,092
Pool # AN9988, 3.85%, 7/1/2030	9,643	9,940
Pool # AN9938, 3.70%, 8/1/2030	8,233	8,388
Pool # 387883, 3.78%, 8/1/2030	35,146	36,101
Pool # AM9219, 3.35%, 9/1/2030	11,414	11,374
Pool # AM9676, 3.37%, 9/1/2030	7,642	7,629
Pool # AN1035, 3.21%, 3/1/2031	13,900	13,489
Pool # AH9683, 5.00%, 4/1/2031	1,352	1,453
Pool # AN1829, 2.90%, 6/1/2031	7,902	7,460
Pool # AN1372, 2.67%, 7/1/2031	15,975	14,669
Pool # AN1364, 2.81%, 8/1/2031	4,759	4,454
Pool # AN2625, 2.50%, 10/1/2031	10,000	9,076
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,820
Pool # AN6155, 3.06%, 8/1/2032	15,000	14,041
Pool # AQ7084, 3.50%, 12/1/2032	3,101	3,131
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # AR7484, 3.50%, 2/1/2033	5,631	5,686
Pool # AT7117, 3.50%, 6/1/2033	2,207	2,229
Pool # AN9695, 3.67%, 7/1/2033	32,550	32,751
Pool # AN9950, 3.89%, 7/1/2033	9,986	10,265
Pool # 810997, 5.50%, 10/1/2034	284	294
Pool # AM7111, 3.57%, 11/1/2034	18,273	18,395
Pool # AM7122, 3.61%, 11/1/2034	8,913	8,891

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM8474, 3.45%, 4/1/2035	5,027	4,931
Pool # AM8475, 3.45%, 4/1/2035	2,039	2,000
Pool # AM9188, 3.12%, 6/1/2035	23,000	21,448
Pool # AM9532, 3.63%, 10/1/2035	3,763	3,759
Pool # AN0375, 3.76%, 12/1/2035	3,755	3,835
Pool # 256051, 5.50%, 12/1/2035	238	247
Pool # 256128, 6.00%, 2/1/2036	51	55
Pool # 880219, 7.00%, 2/1/2036	423	476
Pool # 868763, 6.50%, 4/1/2036	9	9
Pool # 907742, 7.00%, 12/1/2036	68	73
Pool # 920934, 6.50%, 1/1/2037	901	989
Pool # 888408, 6.00%, 3/1/2037	741	791
Pool # 888373, 7.00%, 3/1/2037	110	122
Pool # 888412, 7.00%, 4/1/2037	86	93
Pool # 918264, 6.50%, 5/1/2037	73	74
Pool # 995783, 8.00%, 11/1/2037	123	133
Pool # 257209, 5.50%, 5/1/2038	255	265
Pool # MA0127, 5.50%, 6/1/2039	235	248
Pool # AL2606, 4.00%, 3/1/2042	1,533	1,555
Pool # AO7225, 4.00%, 7/1/2042	4,904	5,012
Pool # AO9352, 4.00%, 7/1/2042	4,553	4,654
Pool # AO9353, 4.00%, 7/1/2042	4,226	4,318
Pool # MA1125, 4.00%, 7/1/2042	5,525	5,646
Pool # MA1178, 4.00%, 9/1/2042	27,777	28,395
Pool # MA1213, 3.50%, 10/1/2042	10,889	10,867
Pool # MA1251, 3.50%, 11/1/2042	28,599	28,542
Pool # MA1253, 4.00%, 11/1/2042	22,017	22,500
Pool # AR1397, 3.00%, 1/1/2043	15,500	15,107
Pool # MA1328, 3.50%, 1/1/2043	3,662	3,655
Pool # AQ9999, 3.00%, 2/1/2043	8,601	8,382
Pool # MA1373, 3.50%, 3/1/2043	5,647	5,635
Pool # MA1404, 3.50%, 4/1/2043	17,378	17,343
Pool # AB9096, 4.00%, 4/1/2043	2,950	3,014
Pool # AB9196, 3.50%, 5/1/2043	7,233	7,219
Pool # AT4051, 3.50%, 5/1/2043	1,812	1,808
Pool # MA1437, 3.50%, 5/1/2043	20,076	20,036
Pool # AT5914, 3.50%, 6/1/2043	10,305	10,285
Pool # MA1463, 3.50%, 6/1/2043	23,404	23,357
Pool # AB9704, 4.00%, 6/1/2043	5,742	5,867
Pool # MA1711, 4.50%, 12/1/2043	27,095	28,308
Pool # AL6167, 3.50%, 1/1/2044	12,789	12,763
Pool # MA1759, 4.00%, 1/1/2044	9,323	9,529
Pool # MA1760, 4.50%, 1/1/2044	8,933	9,335
Pool # AV9286, 4.00%, 2/1/2044	5,445	5,565
Pool # MA1800, 4.00%, 2/1/2044	4,551	4,651
Pool # MA1828, 4.50%, 3/1/2044	20,730	21,668

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2429, 4.00%, 10/1/2045	5,450		5,569
Pool # MA2565, 4.00%, 3/1/2046	7,715		7,885
Pool # AD0523, 6.00%, 11/1/2048	363		382
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(i)	—	(i)
Pool # 313110, 7.50%, 11/15/2022	1		1
Pool # 345288, 7.50%, 3/15/2023	2		2
Pool # 352108, 7.00%, 8/15/2023	2		2
Pool # 363030, 7.00%, 9/15/2023	111		115
Pool # 352022, 7.00%, 11/15/2023	6		6
Pool # 366706, 6.50%, 1/15/2024	28		31
Pool # 371281, 7.00%, 2/15/2024	55		58
Pool # 782507, 9.50%, 10/15/2024	120		125
Pool # 780029, 9.00%, 11/15/2024	4		4
Pool # 780965, 9.50%, 12/15/2025	12		12
Pool # 442119, 7.50%, 11/15/2026	9		9
Pool # 411829, 7.50%, 7/15/2027	14		14
Pool # 554108, 6.50%, 3/15/2028	66		72
Pool # 481872, 7.50%, 7/15/2028	6		6
Pool # 468149, 8.00%, 8/15/2028	12		12
Pool # 468236, 6.50%, 9/15/2028	139		153
Pool # 486537, 7.50%, 9/15/2028	35		37
Pool # 486631, 6.50%, 10/15/2028	9		10
Pool # 466406, 6.00%, 11/15/2028	87		95
Pool # 781328, 7.00%, 9/15/2031	784		899
Pool # 569568, 6.50%, 1/15/2032	621		702
Pool # 591882, 6.50%, 7/15/2032	21		23
Pool # 607645, 6.50%, 2/15/2033	111		122
Pool # 607724, 7.00%, 2/15/2033	51		56
Pool # 783123, 5.50%, 4/15/2033	2,559		2,788
Pool # 604209, 6.50%, 4/15/2033	63		70
Pool # 614546, 5.50%, 6/15/2033	29		32
Pool # 781614, 7.00%, 6/15/2033	170		196
Pool # 781689, 5.50%, 12/15/2033	105		114
Pool # 632415, 5.50%, 7/15/2034	62		67
Pool # 574710, 5.50%, 9/15/2034	140		151
Pool # 782615, 7.00%, 6/15/2035	2,100		2,382
Pool # 782025, 6.50%, 12/15/2035	711		796
Pool # 617486, 7.00%, 4/15/2037	322		360
Pool # 782212, 7.50%, 10/15/2037	342		398
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	3		3
Pool # 1989, 8.50%, 4/20/2025	16		17
Pool # 2006, 8.50%, 5/20/2025	33		35
Pool # 2141, 8.00%, 12/20/2025	6		7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2234, 8.00%, 6/20/2026	13	14
Pool # 2270, 8.00%, 8/20/2026	11	12
Pool # 2285, 8.00%, 9/20/2026	12	13
Pool # 2324, 8.00%, 11/20/2026	9	10
Pool # 2499, 8.00%, 10/20/2027	24	27
Pool # 2512, 8.00%, 11/20/2027	20	22
Pool # 2525, 8.00%, 12/20/2027	9	10
Pool # 2549, 7.50%, 2/20/2028	13	14
Pool # 2562, 6.00%, 3/20/2028	65	72
Pool # 2606, 8.00%, 6/20/2028	5	5
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	46	51
Pool # 2647, 8.00%, 9/20/2028	3	4
Pool # 2781, 6.50%, 7/20/2029	690	770
Pool # 4224, 7.00%, 8/20/2038	275	309
Pool # 4245, 6.00%, 9/20/2038	4,783	5,209
Pool # 783389, 6.00%, 8/20/2039	2,487	2,764
Pool # 783444, 5.50%, 9/20/2039	1,517	1,671
Pool # 783967, 4.25%, 12/20/2044	7,227	7,600
Pool # AK8791, 3.75%, 7/20/2045	2,864	2,904
Pool # BD0481, 4.00%, 12/20/2047	4,073	4,209
Pool # BD0484, 4.50%, 12/20/2047	27,650	29,265
Pool # BE5169, 4.50%, 2/20/2048	25,333	26,439
Pool # BF2333, 5.50%, 3/20/2048	1,926	2,044
Pool # BA7567, 4.50%, 5/20/2048	9,961	10,396
Pool # BF2574, 5.50%, 5/20/2048	1,613	1,736
Pool # BH2971, 5.00%, 6/20/2048	6,236	6,670
Pool # BI0728, 5.00%, 7/20/2048	12,489	13,358
Pool # BD0551, 4.50%, 8/20/2048	11,974	12,658
Pool # BI5288, 5.00%, 8/20/2048	15,667	16,714
Pool # BI5289, 5.00%, 8/20/2048	25,342	27,105
Pool # BI5290, 5.00%, 8/20/2048	7,579	8,115
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	960	980
Pool # 4285, 6.00%, 11/20/2038	49	51
Pool # AD0862, 3.75%, 1/20/2039	1,853	1,893
Pool # AC0973, 4.47%, 5/20/2063 (h)	3,831	3,896

Total Mortgage-Backed Securities (Cost $4,553,006)		4,471,774

Asset-Backed Securities — 12.8%
ABFC Trust Series 2005-AQ1, Class A4, 4.81%, 1/25/2034 ‡ (e)	2,989	3,052
Academic Loan Funding Trust Series 2013-1A, Class A, 2.86%, 12/26/2044 (b) (h)	2,946	2,935
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	17,463	17,497

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	11,207	11,293
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,883	4,771
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	8,603	8,152
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	8,291	7,935
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (b) (e)	17,117	17,061
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	652	675
Series 2013-2, Class A, 4.95%, 1/15/2023	2,570	2,640
Series 2014-1, Class A, 3.70%, 10/1/2026	338	333
Series 2016-2, Class A, 3.65%, 6/15/2028	1,740	1,685
Series 2016-3, Class AA, 3.00%, 10/15/2028	20,552	19,411
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,850	4,774
American Credit Acceptance Receivables Trust
Series 2017-1, Class B, 2.39%, 2/16/2021 (b)	3,468	3,467
Series 2015-2, Class C, 4.32%, 5/12/2021 (b)	6,426	6,443
Series 2016-2, Class C, 6.09%, 5/12/2022 (b)	5,000	5,132
Series 2016-1A, Class B, 4.24%, 6/13/2022 ‡ (b)	3,169	3,174
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	7,301	7,289
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	12,907	12,888
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	9,054	9,049
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	17,138	17,002
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	7,907
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	11,688	11,812
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,465
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,518
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	8,018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,344	9,387
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,876
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	18,851
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (b)	1,415	1,553
AmeriCredit Automobile Receivables Series 2016-1, Class A3, 1.81%, 10/8/2020	1,589	1,587
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3, 1.60%, 11/9/2020	1,616	1,613
Series 2016-3, Class A3, 1.46%, 5/10/2021	3,948	3,929
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	18,496
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.03%, 1/25/2034 ‡ (e)	11	14
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	74,650	74,650
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	4,397	4,373
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	6,071	5,995
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	12,487	12,451
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (b)	1,555	1,548
BCC Funding Corp. X Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (b)	2,717	2,734
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (h)	147	145
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	33,741	33,414
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,851	8,851
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	14,129	14,041
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	30,058	30,219
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	44,907	45,269
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	10,023	10,083

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	1,665	1,639
Cabela's Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,691
Camillo Issuer LLC
Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	40,668	40,579
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	43,865	43,865
Capital Auto Receivables Asset Trust
Series 2016-1, Class A3, 1.73%, 4/20/2020	3,471	3,467
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (b)	21,394	21,378
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	35,295	35,215
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (b)	374	374
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (b)	10,000	10,032
Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	13,921	13,859
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (b) (e)	18,790	18,789
Chase Funding Trust
Series 2003-4, Class 1A5, 5.25%, 5/25/2033 ‡ (e)	1,298	1,314
Series 2003-6, Class 1A5, 5.08%, 11/25/2034 ‡ (e)	1,928	1,989
Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡ (e)	3,286	3,366
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	10,047	9,983
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,196
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b) (e)	157	155
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.82%, 12/25/2033 (h)	165	165
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	7,109	7,071
Series 2018-NP1, Class A, 2.99%, 5/15/2024 (b)	19,975	19,985

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-NP1, Class B, 3.67%, 5/15/2024 ‡ (b)	5,737	5,727
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	10,553	10,394
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2, Class A, 2.55%, 1/16/2024 (b)	4,462	4,459
Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	28,004	28,020
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	112	115
Series 2007-1, Class A, 5.98%, 4/19/2022	2,736	2,894
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.27%, 6/25/2040 ‡ (b) (h)	10,606	956
CPS Auto Receivables Trust
Series 2014-B, Class C, 3.23%, 5/15/2020 (b)	4,884	4,891
Series 2014-C, Class C, 3.77%, 8/17/2020 (b)	4,347	4,363
Series 2016-B, Class B, 3.18%, 9/15/2020 (b)	1,782	1,784
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	4,000	4,036
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	2,900	2,923
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	16,500	16,636
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	5,849	5,942
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	5,675	5,630
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	7,840	7,848
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	11,435	11,404
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	6,960
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,076
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (b)	3,549	3,542
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	5,383	5,382
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class C, 3.76%, 2/15/2024 (b)	2,605	2,609
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	13,659	13,593
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	5,989	5,932
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	5,005
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,277
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,422
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	18,899
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	5,305	5,698
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.20%, 1/25/2034 ‡ (h)	197	199
Series 2004-1, Class M1, 2.81%, 3/25/2034 ‡ (h)	372	373
Series 2004-1, Class M2, 2.89%, 3/25/2034 ‡ (h)	71	71
Series 2004-1, Class 3A, 2.62%, 4/25/2034 ‡ (h)	10	9
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.96%, 10/25/2034 (h)	159	157
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,648
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	556	563
Series 2010-2, Class A, 4.95%, 5/23/2019	1,279	1,289
Series 2012-1, Class A, 4.75%, 5/7/2020	1,708	1,742
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	15,036	14,952
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	5,289	5,164
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (b)	1,239	1,239
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	8,333	8,359
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	14,078	14,149
Series 2017-BA, Class C, 2.61%, 8/16/2021 (b)	23,480	23,453

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	6,588	6,638
Series 2017-1, Class C, 2.84%, 4/15/2022	23,209	23,178
Series 2017-3, Class C, 2.80%, 7/15/2022	15,725	15,676
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	12,065	12,167
Series 2015-BA, Class E, 5.15%, 8/15/2022 (b)	14,750	14,945
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	20,505	20,602
Series 2015-CA, Class E, 5.27%, 11/15/2022 (b)	10,000	10,142
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	2,640	2,680
Series 2017-1, Class D, 3.84%, 3/15/2023	26,357	26,513
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	60,536
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	23,204	23,467
Series 2018-2, Class C, 3.63%, 8/15/2024	22,745	22,806
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	31,627
DT Auto Owner Trust
Series 2016-2A, Class C, 3.67%, 1/18/2022 (b)	2,679	2,684
Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	10,698	10,749
Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	28,158	28,165
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	12,831	12,920
Series 2017-1A, Class C, 2.70%, 11/15/2022 (b)	17,503	17,459
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	20,343	20,307
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,471
Series 2017-4A, Class C, 2.86%, 7/17/2023 (b)	10,455	10,400
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	19,583	19,450
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	20,372	20,353
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,317
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,024
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	8,192	7,974

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	5,530	5,406
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	3,177	3,142
ENGS Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	18,066	18,014
Exeter Automobile Receivables Trust
Series 2014-2A, Class C, 3.26%, 12/16/2019 (b)	131	131
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	8,037	8,030
Series 2016-2A, Class B, 3.64%, 2/15/2022 (b)	6,942	6,965
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	5,500	5,558
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	13,865
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,249
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	1,174	1,233
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,933	2,958
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	6,528	6,480
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,040
FirstKey Lending Trust Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (b)	4,490	4,486
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	2,413	2,411
Series 2014-2, Class B, 2.84%, 11/16/2020 (b)	632	632
Series 2016-1, Class A, 2.77%, 12/15/2020 (b)	4,662	4,663
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	3,958	3,977
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	5,299	5,326
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	5,163	5,242
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	3,150	3,170
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,956
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	34,057	33,971

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-R, Class A, 5.61%, 5/17/2023 ‡ (b)	10,837	10,837
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	13,343	13,231
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	4,472	4,449
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	24,381	24,354
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	6,014
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.70%, 4/25/2029 ‡ (h)	263	221
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (b)	796	796
Series 2015-1A, Class B, 4.43%, 12/15/2020 (b)	5,589	5,596
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	10,500	10,861
Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	4,960	4,961
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	3,549	3,538
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	30,920	30,773
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	678	678
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	3,798	3,739
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	10,266	10,279
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	23,908	23,340
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	6,822	6,910
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	30,383	29,737
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	30,545	30,507
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	28,623	28,598
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	36,611	37,655

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	10,182	10,448
3.75%, 9/21/2044 ‡	14,578	13,649
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	7,726	7,813
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	12,886	12,615
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	3,558	3,579
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	7,412	7,602
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	23,408	23,931
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	13,551	13,483
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	16,748	16,783
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	23,113
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	3,966	3,895
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.26%, 3/25/2036 ‡ (h)	375	368
Hyundai Auto Receivables Trust
Series 2015-B, Class A3, 1.12%, 11/15/2019	400	399
Series 2016-A, Class A3, 1.56%, 9/15/2020	4,383	4,366
Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,419
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	75,570	76,345
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	23,690	24,129
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.34%, 9/25/2026 ‡ (b) (h)	7,155	97
Series 2014-1, Class A, IO, 1.57%, 10/25/2032 ‡ (b) (h)	27,667	961
Series 2012-4, Class A, IO, 1.15%, 9/25/2037 ‡ (b) (h)	65,234	1,809
Series 2012-2, Class A, IO, 0.85%, 8/25/2038 ‡ (b) (h)	40,635	970
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (b) (h)	33,695	1,395

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-6, Class A, IO, 0.64%, 5/25/2039 ‡ (b) (h)	28,435	436
Series 2014-2, Class A, IO, 3.49%, 4/25/2040 ‡ (b) (h)	8,766	707
Series 2015-2, Class A, IO, 3.21%, 7/25/2041 ‡ (b) (h)	14,929	1,524
LendingClub Issuance Trust
Series 2016-NP1, Class B, 6.50%, 6/15/2022 ‡ (b)	1,660	1,670
Series 2016-NP2, Class A, 3.00%, 1/17/2023 (b)	519	518
LendingPoint Funding Trust Series 2018-1, Class A2, 6.06%, 11/15/2024 ‡ (b) (h)	29,000	29,000
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024 (b)	16,439	16,375
Series 2017-1A, Class B, 3.77%, 12/22/2025 ‡ (b)	2,200	2,197
Series 2017-2A, Class A, 2.80%, 5/20/2026 (b)	23,070	22,761
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 2.81%, 2/25/2034 ‡ (h)	2,048	2,050
Series 2004-3, Class M1, 2.92%, 7/25/2034 (h)	369	369
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	36,907	36,907
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	13,235	13,236
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	22,601	22,616
Series 2017-AA, Class B, 4.74%, 2/20/2029 ‡ (b)	7,750	7,828
Series 2017-AA, Class C, 6.73%, 2/20/2029 ‡ (b)	6,500	6,715
Series 2017-BA, Class B, 3.48%, 12/20/2029 ‡ (b)	7,000	6,864
Series 2017-BA, Class C, 4.57%, 12/20/2029 ‡ (b)	12,200	11,952
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 ‡ (b)	13,964	13,882
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	8,520	8,519
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	9,500	9,442

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	20,029	19,980
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	8,926	8,874
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	17,923	17,922
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	6,729	7,427
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	2,567	2,609
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	4,620	4,814
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (b)	3,345	3,335
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.11%, 11/25/2033 ‡ (e)	1,729	1,747
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	15,120	15,015
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	6,531	6,475
Series 2018, Class B, 4.61%, 2/9/2030 ‡	2,041	2,035
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,593
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	25,572
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (b)	2,580	2,580
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	11,620	11,622
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	12,190	12,212
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	10,800	10,864
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	21,450	21,540
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,802
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,616
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,508

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735		35,579
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	26,330		26,000
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	7,295		7,228
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	16,110		16,002
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	8,917		8,931
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	32,330		32,029
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (b)	3,041		3,085
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000		4,102
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500		6,462
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 (b)	12,400		12,359
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (b)	2,084		2,084
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	5,239		5,232
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	14,013		13,973
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	27,903		27,915
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845		6,826
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795		6,765
RBSHD Trust Series 2013-1A, Class A, 7.69%, 10/25/2047 ‡ (b) (e)	—	(i)	—	(i)
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	34,500		34,500
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770		20,765
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	96		43
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	9,156		8,978
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	27,000		27,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	38,555	38,474
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	32,003
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (b)	23,927	23,904
Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	28,354	28,267
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.72%, 6/25/2033 (e)	340	344
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (e)	575	507
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (b)	379	379
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	6,158	6,146
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	5,108	5,071
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	4,263	4,134
Spirit Master Funding LLC
Series 2014-3A, Class A, 5.74%, 3/20/2042 (b)	19,857	20,568
Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	30,048	30,080
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029 (b)	15,230	15,168
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	18,677	18,683
Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	8,805	8,793
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,712
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	7,474	7,513
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (e)	1,205	1,224
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (e)	964	979

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	339	335
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	702	687
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (b)	16,866	16,793
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (b)	8,747	8,721
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (b)	37,702	37,690
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	14,406	13,972
U.S. Residential Opportunity Fund IV Trust Series 2017-1IV, Class A, 3.35%, 11/27/2037 ‡ (b) (e)	21,332	21,108
Union Pacific Railroad Co. Pass-Through Trust Series 2003, 4.70%, 1/2/2024	117	120
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	1,100	1,125
Series 2016-1, Class B, 3.65%, 1/7/2026	966	934
Series 2018-1, Class B, 4.60%, 3/1/2026	4,242	4,267
Series 2014-1, Class A, 4.00%, 4/11/2026	8,731	8,823
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,747	2,625
Series 2016-1, Class A, 3.45%, 7/7/2028	6,511	6,288
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,401	15,963
Series 2018-1, Class A, 3.70%, 3/1/2030	9,032	8,829
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	5,616	5,607
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 ‡ (b)	15,333	15,260
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	2,133	2,122
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	18,701	18,423
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	10,252	10,216
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	34,660	34,660
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (b) (e)	6,736	6,704
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b) (e)	10,565	10,502

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (b) (e)	7,932	7,871
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (e)	47,058	46,666
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (b) (e)	14,713	14,701
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 (b) (e)	5,200	5,194
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (b) (e)	29,236	29,252
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (b) (e)	17,963	17,960
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 (b) (e)	21,942	21,940
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 (b) (e)	6,209	6,205
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (h)	32,296	31,905
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (b) (e)	2,861	2,856
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	10,400	10,295
Westlake Automobile Receivables Trust
Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	4,000	4,015
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	8,210	8,180
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,260
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,370	3,344
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	18,475	18,426

Total Asset-Backed Securities (Cost $3,730,836)		3,722,216

Collateralized Mortgage Obligations — 9.2%
Acre 12/15/2020 ‡	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,933	6,080
Series 2005-J1, Class 1A4, IF, IO, 3.04%, 2/25/2035 ‡ (h)	1,005	19
Series 2005-1CB, Class 1A6, IF, IO, 5.04%, 3/25/2035 ‡ (h)	1,718	219
Series 2005-22T1, Class A2, IF, IO, 3.01%, 6/25/2035 ‡ (h)	6,370	568

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-20CB, Class 3A8, IF, IO, 2.69%, 7/25/2035 ‡ (h)	5,809	482
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,439	2,350
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	81	61
Series 2005-37T1, Class A2, IF, IO, 2.99%, 9/25/2035 ‡ (h)	20,531	2,014
Series 2005-54CB, Class 1A2, IF, IO, 2.79%, 11/25/2035 ‡ (h)	9,530	815
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,412	2,275
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	32	32
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	1,017	998
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (h)	67	69
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	21,753	21,330
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 3.97%, 11/28/2035 (b) (h)	787	787
Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	2,044	1,580
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	24	23
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	369	348
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	1,183	262
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	279	235
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	413	439
Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (h)	682	687
Series 2005-E, Class 4A1, 3.98%, 3/20/2035 (h)	375	380
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	277	267
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	275	228
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	88	66
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	157	121
Banc of America Mortgage Trust
Series 2004-9, Class 3PO, PO, 9/25/2032 ‡	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	202	210
Series 2003-C, Class 3A1, 4.19%, 4/25/2033 (h)	170	173
Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (h)	539	541
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	952	972
Series 2012-RR10, Class 1A1, 2.29%, 2/26/2037 (b) (h)	17	17
Series 2010-RR7, Class 2A1, 3.66%, 7/26/2045 (b) (h)	5,651	5,597
Bear Stearns ALT-A Trust Series 2005-2, Class 1A1, 2.56%, 3/25/2035 (h)	490	490
Bear Stearns ARM Trust
Series 2003-2, Class A5, 3.60%, 1/25/2033 (b) (h)	1,008	1,025
Series 2003-7, Class 3A, 4.11%, 10/25/2033 (h)	89	89
Series 2004-2, Class 14A, 3.83%, 5/25/2034 (h)	577	573
Series 2006-1, Class A1, 3.67%, 2/25/2036 (h)	2,283	2,300
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	170	159
Cendant Mortgage Capital LLC, CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	59	53
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 3.98%, 2/25/2037 (h)	616	614
Series 2007-A1, Class 1A3, 4.00%, 2/25/2037 (h)	495	502
Series 2007-A1, Class 7A1, 4.27%, 2/25/2037 (h)	118	119
Series 2007-A1, Class 2A1, 4.47%, 2/25/2037 (h)	990	1,017
Series 2007-A2, Class 2A1, 3.98%, 7/25/2037 (h)	672	685
Series 2007-A2, Class 1A1, 4.25%, 7/25/2037 (h)	405	406
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	71	71
Series 2002-18, PO, 11/25/2032 ‡ (h)	141	128
Series 2004-3, Class A26, 5.50%, 4/25/2034	284	289

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-3, Class A4, 5.75%, 4/25/2034	193		198
Series 2004-HYB1, Class 2A, 3.56%, 5/20/2034 (h)	157		159
Series 2004-HYB3, Class 2A, 3.64%, 6/20/2034 (h)	844		850
Series 2004-7, Class 2A1, 3.94%, 6/25/2034 (h)	93		95
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,514		1,535
Series 2004-HYB6, Class A3, 3.71%, 11/20/2034 (h)	411		419
Series 2005-14, Class A2, 5.50%, 7/25/2035	237		227
Series 2005-16, Class A23, 5.50%, 9/25/2035	116		113
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (h)	1,667		1,485
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	49		51
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	566		566
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	2		1
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (h)	793		804
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.90%, 9/25/2033 (b) (h)	2,545		2,587
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b) (h)	876		886
Series 2009-5, Class 8A1, 6.00%, 6/25/2036 (b) (h)	118		118
Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (b)	42		42
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	3,885		3,988
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	8		8
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	—	(i)	—	(i)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	28		28
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	44		41
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	62		62

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	53	51
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	59	52
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	302	306
Series 2004-UST1, Class A6, 4.00%, 8/25/2034 (h)	330	324
Series 2005-1, Class 2A1A, 3.18%, 2/25/2035 (h)	254	222
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	1,140	1,170
Series 2005-5, Class 1A2, 3.96%, 8/25/2035 (h)	683	563
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (k)	8,628	926
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	1	1
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	133	133
Series 1997-2, Class A, 7.50%, 6/25/2020 (b)	1	1
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	779	810
Series 2003-AR15, Class 3A1, 4.15%, 6/25/2033 (h)	296	297
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	591	607
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	426	374
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	803	812
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	392	397
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	590	614
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	964	1,006
Series 2005-9, Class AP, PO, 10/25/2035 ‡	174	136
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,992	25
Series 2005-10, Class AP, PO, 11/25/2035 ‡	103	72
CSMC Series 2010-17R, Class 1A1, 4.07%, 6/26/2036 (b) (h)	638	640
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	5,976	7,287
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.39%, 2/25/2020 (h)	226	226

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-3, Class 1A1, 3.21%, 6/25/2020 (h)	423		409
DT Asset Trust 5.84%, 12/16/2022 ‡	21,900		21,874
FHLMC — GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	85		89
Series 24, Class ZE, 6.25%, 11/25/2023	61		64
Series 29, Class L, 7.50%, 4/25/2024	424		455
FHLMC Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	3,295		3,640
Series R007, Class ZA, 6.00%, 5/15/2036	4,430		4,872
FHLMC REMIC
Series 2758, Class AO, PO, 3/15/2019	25		25
Series 2134, Class PI, IO, 6.50%, 3/15/2019	1		—	(i)
Series 2934, Class EC, PO, 2/15/2020	466		458
Series 2934, Class HI, IO, 5.00%, 2/15/2020	139		4
Series 2934, Class KI, IO, 5.00%, 2/15/2020	75		2
Series 2347, Class VP, 6.50%, 3/15/2020	11		11
Series 23, Class F, 9.60%, 4/15/2020	—	(i)	—	(i)
Series 47, Class F, 10.00%, 6/15/2020	—	(i)	—	(i)
Series 46, Class B, 7.80%, 9/15/2020	—	(i)	—	(i)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 114, Class H, 6.95%, 1/15/2021	5		5
Series 85, Class C, 8.60%, 1/15/2021	—	(i)	—	(i)
Series 99, Class Z, 9.50%, 1/15/2021	1		1
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	2		2
Series 1084, Class F, 3.01%, 5/15/2021 (h)	1		1
Series 1079, Class S, HB, IF, 26.99%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 35.94%, 5/15/2021 (h)	1		1
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	12		12
Series 3688, Class CU, 6.92%, 11/15/2021 (h)	361		367
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (h)	—	(i)	—	(i)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 3284, Class CB, 5.00%, 3/15/2022	1,228		1,238
Series 1206, Class IA, 7.00%, 3/15/2022	5		5
Series 1250, Class J, 7.00%, 5/15/2022	7		7
Series 1343, Class LB, 7.50%, 8/15/2022	10		11
Series 1343, Class LA, 8.00%, 8/15/2022	25		27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1370, Class JA, 3.21%, 9/15/2022 (h)	17		17
Series 2512, Class PG, 5.50%, 10/15/2022	451		467
Series 1455, Class WB, IF, 3.64%, 12/15/2022 (h)	17		17
Series 2535, Class BK, 5.50%, 12/15/2022	146		151
Series 1470, Class F, 1.93%, 2/15/2023 (h)	2		3
Series 1466, Class PZ, 7.50%, 2/15/2023	166		177
Series 2586, Class HD, 5.50%, 3/15/2023	1,270		1,328
Series 1498, Class I, 3.21%, 4/15/2023 (h)	94		96
Series 2595, Class HC, 5.50%, 4/15/2023	1,273		1,340
Series 1502, Class PX, 7.00%, 4/15/2023	140		148
Series 1491, Class I, 7.50%, 4/15/2023	29		31
Series 1798, Class F, 5.00%, 5/15/2023	147		150
Series 1518, Class G, IF, 6.85%, 5/15/2023 (h)	65		68
Series 1505, Class Q, 7.00%, 5/15/2023	15		16
Series 204, Class E, HB, IF, 1,557.26%, 5/15/2023 (h)	—	(i)	—	(i)
Series 2033, Class J, 5.60%, 6/15/2023	292		302
Series 1541, Class O, 2.27%, 7/15/2023 (h)	60		60
Series 2638, Class DS, IF, 6.54%, 7/15/2023 (h)	86		88
Series 1541, Class M, HB, IF, 23.81%, 7/15/2023 (h)	13		15
Series 1570, Class F, 2.43%, 8/15/2023 (h)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	409		433
Series 1573, Class PZ, 7.00%, 9/15/2023	110		117
Series 2571, Class SK, HB, IF, 25.60%, 9/15/2023 (h)	49		65
Series 2748, Class KO, PO, 10/15/2023	13		13
Series 1591, Class PV, 6.25%, 10/15/2023	66		69
Series 1602, Class SA, IF, 16.05%, 10/15/2023 (h)	46		54
Series 2709, Class PG, 5.00%, 11/15/2023	1,861		1,925
Series 2710, Class HB, 5.50%, 11/15/2023	450		468
Series 1642, Class PJ, 6.00%, 11/15/2023	162		169
Series 2720, Class PC, 5.00%, 12/15/2023	192		198
Series 1983, Class Z, 6.50%, 12/15/2023	92		97
Series 2283, Class K, 6.50%, 12/15/2023	152		160
Series 1658, Class GZ, 7.00%, 1/15/2024	56		59
Series 1700, Class GA, PO, 2/15/2024	53		51
Series 1865, Class D, PO, 2/15/2024	52		47
Series 1671, Class L, 7.00%, 2/15/2024	14		16
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	19		23

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1686, Class SH, IF, 14.60%, 2/15/2024 (h)	7	8
Series 1709, Class FA, 2.01%, 3/15/2024 (h)	5	5
Series 1699, Class FC, 2.66%, 3/15/2024 (h)	10	10
Series 1695, Class EB, 7.00%, 3/15/2024	51	55
Series 1706, Class K, 7.00%, 3/15/2024	295	314
Series 2033, Class SN, HB, IF, 27.24%, 3/15/2024 (h)	34	8
Series 1720, Class PL, 7.50%, 4/15/2024	181	193
Series 2306, Class K, PO, 5/15/2024	42	40
Series 2306, Class SE, IF, IO, 7.74%, 5/15/2024 (h)	102	15
Series 1737, Class L, 6.00%, 6/15/2024	180	191
Series 1745, Class D, 7.50%, 8/15/2024	49	54
Series 3614, Class QB, 4.00%, 12/15/2024	1,794	1,839
Series 2903, Class Z, 5.00%, 12/15/2024	529	552
Series 2967, Class S, HB, IF, 22.48%, 4/15/2025 (h)	158	184
Series 3684, Class CY, 4.50%, 6/15/2025	6,278	6,543
Series 3022, Class SX, IF, 11.72%, 8/15/2025 (h)	78	86
Series 3051, Class DP, IF, 18.95%, 10/15/2025 (h)	189	238
Series 3793, Class AB, 3.50%, 1/15/2026	6,000	6,127
Series 3659, Class VE, 5.00%, 3/15/2026	2,104	2,142
Series 1829, Class ZB, 6.50%, 3/15/2026	25	26
Series 1863, Class Z, 6.50%, 7/15/2026	191	211
Series 1890, Class H, 7.50%, 9/15/2026	29	32
Series 1899, Class ZE, 8.00%, 9/15/2026	89	99
Series 1927, Class ZA, 6.50%, 1/15/2027	140	155
Series 1927, Class PH, 7.50%, 1/15/2027	186	205
Series 1963, Class Z, 7.50%, 1/15/2027	70	78
Series 1935, Class FL, 2.76%, 2/15/2027 (h)	6	6
Series 1981, Class Z, 6.00%, 5/15/2027	163	172
Series 1970, Class PG, 7.25%, 7/15/2027	8	9
Series 1987, Class PE, 7.50%, 9/15/2027	78	88
Series 2019, Class Z, 6.50%, 12/15/2027	90	97
Series 2038, Class PN, IO, 7.00%, 3/15/2028	119	21
Series 2040, Class PE, 7.50%, 3/15/2028	358	399
Series 2054, Class PV, 7.50%, 5/15/2028	124	138
Series 2063, Class PG, 6.50%, 6/15/2028	173	192
Series 2064, Class TE, 7.00%, 6/15/2028	22	24
Series 2070, Class C, 6.00%, 7/15/2028	82	87

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2075, Class PM, 6.25%, 8/15/2028	383	406
Series 2075, Class PH, 6.50%, 8/15/2028	358	389
Series 2086, Class GB, 6.00%, 9/15/2028	69	74
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	141	16
Series 2095, Class PE, 6.00%, 11/15/2028	311	333
Series 2106, Class ZD, 6.00%, 12/15/2028	619	663
Series 2388, Class FB, 2.66%, 1/15/2029 (h)	142	144
Series 2110, Class PG, 6.00%, 1/15/2029	828	893
Series 2125, Class JZ, 6.00%, 2/15/2029	184	196
Series 2126, Class CB, 6.25%, 2/15/2029	952	1,020
Series 2132, Class SB, HB, IF, 21.53%, 3/15/2029 (h)	23	33
Series 2141, IO, 7.00%, 4/15/2029	12	1
Series 2169, Class TB, 7.00%, 6/15/2029	747	821
Series 2163, Class PC, IO, 7.50%, 6/15/2029	62	7
Series 2172, Class QC, 7.00%, 7/15/2029	387	429
Series 2176, Class OJ, 7.00%, 8/15/2029	191	212
Series 3800, Class AI, IO, 4.00%, 11/15/2029	1,322	79
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	177	197
Series 2204, Class GB, IO, 8.27%, 12/20/2029 ‡ (h)	9	9
Series 2208, Class PG, 7.00%, 1/15/2030	344	383
Series 2209, Class TC, 8.00%, 1/15/2030	102	117
Series 2210, Class Z, 8.00%, 1/15/2030	341	391
Series 2224, Class CB, 8.00%, 3/15/2030	73	84
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,568
Series 2230, Class Z, 8.00%, 4/15/2030	103	117
Series 2234, Class PZ, 7.50%, 5/15/2030	81	91
Series 2247, Class Z, 7.50%, 8/15/2030	82	91
Series 2256, Class MC, 7.25%, 9/15/2030	223	252
Series 2259, Class ZM, 7.00%, 10/15/2030	234	261
Series 2261, Class ZY, 7.50%, 10/15/2030	1	1
Series 2262, Class Z, 7.50%, 10/15/2030	23	26
Series 2271, Class PC, 7.25%, 12/15/2030	271	303
Series 2296, Class PD, 7.00%, 3/15/2031	147	163
Series 2313, Class LA, 6.50%, 5/15/2031	67	76
Series 2325, Class PM, 7.00%, 6/15/2031	122	136
Series 2359, Class ZB, 8.50%, 6/15/2031	291	337
Series 2333, Class HC, 6.00%, 7/15/2031	89	97
Series 2332, Class ZH, 7.00%, 7/15/2031	291	325
Series 2344, Class ZD, 6.50%, 8/15/2031	1,791	2,050

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2344, Class ZJ, 6.50%, 8/15/2031	182	199
Series 2345, Class NE, 6.50%, 8/15/2031	144	157
Series 2351, Class PZ, 6.50%, 8/15/2031	168	187
Series 2367, Class ME, 6.50%, 10/15/2031	144	159
Series 2399, Class OH, 6.50%, 1/15/2032	197	217
Series 2399, Class TH, 6.50%, 1/15/2032	258	284
Series 2418, Class FO, 2.96%, 2/15/2032 (h)	776	792
Series 2475, Class S, IF, IO, 5.94%, 2/15/2032 (h)	700	122
Series 2410, Class OE, 6.38%, 2/15/2032	200	213
Series 2410, Class NG, 6.50%, 2/15/2032	323	355
Series 2420, Class XK, 6.50%, 2/15/2032	328	361
Series 2410, Class QX, IF, IO, 6.59%, 2/15/2032 (h)	155	30
Series 2412, Class SP, IF, 11.97%, 2/15/2032 (h)	387	452
Series 2410, Class QS, IF, 14.14%, 2/15/2032 (h)	354	447
Series 2444, Class ES, IF, IO, 5.89%, 3/15/2032 (h)	297	51
Series 2450, Class SW, IF, IO, 5.94%, 3/15/2032 (h)	194	31
Series 2423, Class TB, 6.50%, 3/15/2032	421	464
Series 2430, Class WF, 6.50%, 3/15/2032	452	502
Series 2423, Class MC, 7.00%, 3/15/2032	276	307
Series 2423, Class MT, 7.00%, 3/15/2032	349	390
Series 2434, Class ZA, 6.50%, 4/15/2032	1,019	1,127
Series 2435, Class CJ, 6.50%, 4/15/2032	707	777
Series 2441, Class GF, 6.50%, 4/15/2032	109	120
Series 2434, Class TC, 7.00%, 4/15/2032	655	726
Series 2436, Class MC, 7.00%, 4/15/2032	211	231
Series 2455, Class GK, 6.50%, 5/15/2032	322	357
Series 2450, Class GZ, 7.00%, 5/15/2032	287	323
Series 2458, Class ZM, 6.50%, 6/15/2032	311	335
Series 2466, Class DH, 6.50%, 6/15/2032	209	232
Series 2466, Class PH, 6.50%, 6/15/2032	393	432
Series 2474, Class NR, 6.50%, 7/15/2032	332	372
Series 2484, Class LZ, 6.50%, 7/15/2032	464	521
Series 3393, Class JO, PO, 9/15/2032	1,141	1,001
Series 2500, Class MC, 6.00%, 9/15/2032	473	516
Series 2835, Class QO, PO, 12/15/2032	60	50
Series 2571, Class FY, 2.81%, 12/15/2032 (h)	448	457
Series 2543, Class YX, 6.00%, 12/15/2032	829	906
Series 2544, Class HC, 6.00%, 12/15/2032	442	487

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2571, Class SY, IF, 13.65%, 12/15/2032 (h)	264	322
Series 2552, Class ME, 6.00%, 1/15/2033	604	663
Series 2567, Class QD, 6.00%, 2/15/2033	450	494
Series 2575, Class ME, 6.00%, 2/15/2033	2,112	2,288
Series 2596, Class QG, 6.00%, 3/15/2033	352	366
Series 2586, Class WI, IO, 6.50%, 3/15/2033	233	53
Series 2631, Class SA, IF, 11.07%, 6/15/2033 (h)	798	937
Series 2653, Class PZ, 5.00%, 7/15/2033	5,850	6,272
Series 2642, Class SL, IF, 5.76%, 7/15/2033 (h)	4	4
Series 2692, Class SC, IF, 9.16%, 7/15/2033 (h)	244	270
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,141
Series 2671, Class S, IF, 10.98%, 9/15/2033 (h)	226	265
Series 2733, Class SB, IF, 6.15%, 10/15/2033 (h)	6,546	7,081
Series 2780, Class SY, IF, 11.96%, 11/15/2033 (h)	110	136
Series 2722, Class PF, 2.66%, 12/15/2033 (h)	1,841	1,851
Series 3920, Class LP, 5.00%, 1/15/2034	2,787	2,980
Series 2744, Class PE, 5.50%, 2/15/2034	66	67
Series 2802, Class OH, 6.00%, 5/15/2034	1,623	1,740
Series 2990, Class SL, IF, 16.93%, 6/15/2034 (h)	566	643
Series 3611, PO, 7/15/2034	1,175	997
Series 3305, Class MG, IF, 4.28%, 7/15/2034 (h)	454	475
Series 2990, Class GO, PO, 2/15/2035	356	315
Series 2929, Class MS, IF, 19.08%, 2/15/2035 (h)	459	551
Series 3077, Class TO, PO, 4/15/2035	568	513
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,078
Series 2981, Class FA, 2.46%, 5/15/2035 (h)	610	611
Series 2988, Class AF, 2.36%, 6/15/2035 (h)	730	729
Series 2990, Class WP, IF, 11.71%, 6/15/2035 (h)	24	28
Series 3014, Class OD, PO, 8/15/2035	69	61
Series 3085, Class WF, 2.86%, 8/15/2035 (h)	594	606
Series 3029, Class SO, PO, 9/15/2035	247	221

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3064, Class SG, IF, 13.12%, 11/15/2035 (h)	355	440
Series 3101, Class UZ, 6.00%, 1/15/2036	1,317	1,455
Series 3102, Class HS, IF, 17.00%, 1/15/2036 (h)	94	123
Series 3117, Class AO, PO, 2/15/2036	1,008	913
Series 3117, Class EO, PO, 2/15/2036	298	252
Series 3117, Class OG, PO, 2/15/2036	351	313
Series 3117, Class OK, PO, 2/15/2036	258	218
Series 3122, Class OH, PO, 3/15/2036	629	555
Series 3122, Class OP, PO, 3/15/2036	588	534
Series 3134, PO, 3/15/2036	72	63
Series 3122, Class ZB, 6.00%, 3/15/2036	20	28
Series 3138, PO, 4/15/2036	394	345
Series 3147, PO, 4/15/2036	1,208	1,096
Series 3607, Class AO, PO, 4/15/2036	714	598
Series 3607, Class BO, PO, 4/15/2036	1,308	1,112
Series 3137, Class XP, 6.00%, 4/15/2036	875	958
Series 3219, Class DI, IO, 6.00%, 4/15/2036	733	150
Series 3819, Class ZQ, 6.00%, 4/15/2036	7,150	7,865
Series 3149, Class SO, PO, 5/15/2036	124	93
Series 3151, PO, 5/15/2036	372	314
Series 3153, Class EO, PO, 5/15/2036	549	458
Series 3233, Class OP, PO, 5/15/2036	108	92
Series 3998, Class GF, 2.51%, 5/15/2036 (h)	4,968	4,992
Series 3710, Class FL, 2.56%, 5/15/2036 (h)	1,978	1,986
Series 3171, Class MO, PO, 6/15/2036	1,160	1,039
Series 3164, Class MG, 6.00%, 6/15/2036	223	241
Series 3523, Class SD, IF, 13.99%, 6/15/2036 (h)	225	279
Series 3179, Class OA, PO, 7/15/2036	258	223
Series 3194, Class SA, IF, IO, 5.04%, 7/15/2036 (h)	92	6
Series 3181, Class AZ, 6.50%, 7/15/2036	1,181	1,283
Series 3195, Class PD, 6.50%, 7/15/2036	804	883
Series 3200, PO, 8/15/2036	386	331
Series 3202, Class HI, IF, IO, 4.59%, 8/15/2036 (h)	5,782	788
Series 3200, Class AY, 5.50%, 8/15/2036	1,714	1,848
Series 3645, Class KZ, 5.50%, 8/15/2036	612	636
Series 3213, Class OA, PO, 9/15/2036	211	190
Series 3218, Class AO, PO, 9/15/2036	168	130
Series 3225, Class EO, PO, 10/15/2036	432	369

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3232, Class ST, IF, IO, 4.64%, 10/15/2036 (h)	618	91
Series 3704, Class DT, 7.50%, 11/15/2036	5,635	6,383
Series 3256, PO, 12/15/2036	218	185
Series 3704, Class CT, 7.00%, 12/15/2036	14,178	15,961
Series 3704, Class ET, 7.50%, 12/15/2036	4,869	5,645
Series 3261, Class OA, PO, 1/15/2037	225	190
Series 3260, Class CS, IF, IO, 4.08%, 1/15/2037 (h)	395	51
Series 3274, Class JO, PO, 2/15/2037	67	59
Series 3510, Class OD, PO, 2/15/2037	605	539
Series 3275, Class FL, 2.50%, 2/15/2037 (h)	407	408
Series 3274, Class B, 6.00%, 2/15/2037	677	732
Series 3286, PO, 3/15/2037	122	113
Series 3290, Class SB, IF, IO, 4.39%, 3/15/2037 (h)	602	77
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (h)	210	242
Series 3373, Class TO, PO, 4/15/2037	266	224
Series 3302, Class UT, 6.00%, 4/15/2037	669	727
Series 3316, PO, 5/15/2037	444	397
Series 3318, Class AO, PO, 5/15/2037	19	14
Series 3607, PO, 5/15/2037	2,410	2,026
Series 3315, Class HZ, 6.00%, 5/15/2037	835	840
Series 3326, Class JO, PO, 6/15/2037	52	47
Series 3331, PO, 6/15/2037	235	206
Series 3607, Class OP, PO, 7/15/2037	2,093	1,783
Series 4032, Class TO, PO, 7/15/2037	3,288	2,898
Series 4048, Class FJ, 2.48%, 7/15/2037 (h)	10,305	10,322
Series 3747, Class HI, IO, 4.50%, 7/15/2037	420	1
Series 3344, Class SL, IF, IO, 4.54%, 7/15/2037 (h)	485	52
Series 3759, Class HI, IO, 4.00%, 8/15/2037	1,777	32
Series 3365, PO, 9/15/2037	341	309
Series 3371, Class FA, 2.66%, 9/15/2037 (h)	166	168
Series 3760, Class GI, IO, 4.00%, 10/15/2037	881	10
Series 3760, Class NI, IO, 4.00%, 10/15/2037	182	—	(i)
Series 3387, Class SA, IF, IO, 4.36%, 11/15/2037 (h)	2,746	254
Series 3383, Class SA, IF, IO, 4.39%, 11/15/2037 (h)	1,795	190

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3404, Class SC, IF, IO, 3.94%, 1/15/2038 (h)	3,349	404
Series 3422, Class SE, IF, 12.29%, 2/15/2038 (h)	126	141
Series 3423, Class PB, 5.50%, 3/15/2038	2,759	2,989
Series 3424, Class PI, IF, IO, 4.74%, 4/15/2038 (h)	1,367	158
Series 3453, Class B, 5.50%, 5/15/2038	585	614
Series 3455, Class SE, IF, IO, 4.14%, 6/15/2038 (h)	1,402	180
Series 3461, Class LZ, 6.00%, 6/15/2038	139	151
Series 3461, Class Z, 6.00%, 6/15/2038	3,813	4,077
Series 3481, Class SJ, IF, IO, 3.79%, 8/15/2038 (h)	2,452	260
Series 3895, Class WA, 5.72%, 10/15/2038 (h)	1,034	1,118
Series 3501, Class CB, 5.50%, 1/15/2039	1,979	2,130
Series 3546, Class A, 3.38%, 2/15/2039 (h)	867	883
Series 3511, Class SA, IF, IO, 3.94%, 2/15/2039 (h)	936	109
Series 4095, Class FB, 2.46%, 4/15/2039 (h)	3,891	3,905
Series 4087, Class FA, 2.51%, 5/15/2039 (h)	4,155	4,142
Series 3531, Class SM, IF, IO, 4.04%, 5/15/2039 (h)	290	16
Series 3531, Class SA, IF, IO, 4.24%, 5/15/2039 (h)	1,264	73
Series 3549, Class FA, 3.26%, 7/15/2039 (h)	376	385
Series 3680, Class MA, 4.50%, 7/15/2039	6,239	6,456
Series 4073, Class MF, 2.51%, 8/15/2039 (h)	1,182	1,185
Series 4219, Class JA, 3.50%, 8/15/2039	4,886	4,933
Series 3607, Class TO, PO, 10/15/2039	1,123	928
Series 3795, Class EI, IO, 5.00%, 10/15/2039	3,092	396
Series 3608, Class SC, IF, IO, 4.19%, 12/15/2039 (h)	1,033	138
Series 3621, Class BO, PO, 1/15/2040	1,115	958
Series 3802, Class LS, IF, IO, 1.41%, 1/15/2040 (h)	10,543	435
Series 3632, Class BS, IF, 10.62%, 2/15/2040 (h)	3,509	4,057
Series 3966, Class BF, 2.56%, 10/15/2040 (h)	1,533	1,542
Series 3740, Class SB, IF, IO, 3.94%, 10/15/2040 (h)	4,921	697

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3740, Class SC, IF, IO, 3.94%, 10/15/2040 (h)	3,730	442
Series 3801, Class GB, 4.50%, 11/15/2040	1,072	1,117
Series 3860, Class PZ, 5.00%, 5/15/2041	10,586	11,550
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	2,709	2,727
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	8,062	8,473
Series 4048, Class FB, 2.46%, 10/15/2041 (h)	7,399	7,438
Series 3957, Class B, 4.00%, 11/15/2041	6,093	6,219
Series 3966, Class NA, 4.00%, 12/15/2041	3,450	3,567
Series 4012, Class FN, 2.56%, 3/15/2042 (h)	8,233	8,295
Series 4077, Class FB, 2.56%, 7/15/2042 (h)	3,848	3,862
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,674
Series 4257, Class DZ, 2.50%, 10/15/2043	5,525	4,630
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	8,930	9,005
Series 3688, Class GT, 7.35%, 11/15/2046 (h)	6,984	7,911
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	87	1
Series 243, Class 17, IO, 4.50%, 12/15/2020	72	2
Series 134, Class B, IO, 9.00%, 4/1/2022	1	—	(i)
Series 197, PO, 4/1/2028	643	573
Series 233, Class 11, IO, 5.00%, 9/15/2035	1,316	248
Series 233, Class 12, IO, 5.00%, 9/15/2035	1,104	240
Series 233, Class 13, IO, 5.00%, 9/15/2035	2,057	426
Series 239, Class S30, IF, IO, 5.64%, 8/15/2036 (h)	3,855	646
Series 264, Class F1, 2.61%, 7/15/2042 (h)	20,820	21,028
Series 262, Class 35, 3.50%, 7/15/2042	43,370	43,301
Series 270, Class F1, 2.56%, 8/15/2042 (h)	8,385	8,496
Series 299, Class 300, 3.00%, 1/15/2043	4,778	4,696
Series 310, PO, 9/15/2043	9,275	7,303
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.54%, 7/25/2032 (h)	553	586
Series T-48, Class 1A, 4.99%, 7/25/2033 (h)	1,640	1,699
Series T-76, Class 2A, 4.26%, 10/25/2037 (h)	12,287	12,476
Series T-42, Class A5, 7.50%, 2/25/2042	2,238	2,554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	379	442
Series T-54, Class 2A, 6.50%, 2/25/2043	2,270	2,568
Series T-54, Class 3A, 7.00%, 2/25/2043	736	826
Series T-56, Class A5, 5.23%, 5/25/2043	5,194	5,404
Series T-57, Class 1AP, PO, 7/25/2043	206	173
Series T-57, Class 1A3, 7.50%, 7/25/2043	543	633
Series T-58, Class APO, PO, 9/25/2043	234	186
Series T-58, Class 4A, 7.50%, 9/25/2043	2,924	3,338
Series T-59, Class 1AP, PO, 10/25/2043	266	140
Series T-59, Class 1A2, 7.00%, 10/25/2043	3,004	3,421
Series T-62, Class 1A1, 2.95%, 10/25/2044 (h)	4,683	4,667
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	968	810
Series 2007-FA4, Class 1A2, IF, IO, 3.59%, 8/25/2037 ‡ (h)	8,203	1,360
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (h)	152	154
Series 2005-AR1, Class 2A2, 3.97%, 4/25/2035 (h)	931	952
Fn jan28 1/1/2028 (j)	42,800	43,088
FNMA Grantor Trust
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (h)	742	798
Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,170	1,307
Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,199	1,353
Series 2004-T2, Class 2A, 4.25%, 7/25/2043 (h)	1,345	1,413
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,191	2,471
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	330	367
Series 2004-T3, Class PT1, 10.52%, 1/25/2044 (h)	276	319
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	3,287	3,638
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,402	1,578
FNMA REMIC
Series 2004-21, Class AE, 4.00%, 4/25/2019	1	1
Series 1989-70, Class G, 8.00%, 10/25/2019	2	2

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-81, Class AC, 4.00%, 11/25/2019	3		3
Series 1989-83, Class H, 8.50%, 11/25/2019	2		2
Series 1989-89, Class H, 9.00%, 11/25/2019	1		1
Series 1989-78, Class H, 9.40%, 11/25/2019	1		1
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	1		1
Series 1990-93, Class G, 5.50%, 8/25/2020	1		1
Series 1990-102, Class J, 6.50%, 8/25/2020	11		12
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	5		5
Series 1990-134, Class SC, IF, 18.50%, 11/25/2020 (h)	1		1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	2		2
Series 2001-4, Class PC, 7.00%, 3/25/2021	60		62
Series 1991-42, Class S, IF, 14.06%, 5/25/2021 (h)	1		1
Series G-14, Class L, 8.50%, 6/25/2021	1		1
Series G-18, Class Z, 8.75%, 6/25/2021	6		6
Series G-17, Class S, HB, 868.76%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	471		489
Series G-28, Class S, IF, 13.04%, 9/25/2021 (h)	1		1
Series G-35, Class M, 8.75%, 10/25/2021	10		11
Series G-51, Class SA, HB, IF, 21.78%, 12/25/2021 (h)	1		1
Series 2002-5, Class PK, 6.00%, 2/25/2022	479		496
Series 2002-1, Class HC, 6.50%, 2/25/2022	81		84
Series 2007-15, Class NO, PO, 3/25/2022	179		172
Series G92-27, Class SQ, HB, IF, 9,436.91%, 5/25/2022 (h)	—	(i)	—	(i)
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G92-42, Class Z, 7.00%, 7/25/2022	7		7
Series G92-35, Class E, 7.50%, 7/25/2022	80		84
Series G92-44, Class ZQ, 8.00%, 7/25/2022	4		4
Series 1992-117, Class MA, 8.00%, 7/25/2022	99		105
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	15		16
Series 1996-59, Class J, 6.50%, 8/25/2022	19		20
Series G92-52, Class FD, 2.09%, 9/25/2022 (h)	7		7
Series 1992-143, Class MA, 5.50%, 9/25/2022	10		11
Series 2002-54, Class PG, 6.00%, 9/25/2022	623		648
Series G92-54, Class ZQ, 7.50%, 9/25/2022	62		65
Series 1992-163, Class M, 7.75%, 9/25/2022	35		37
Series 1992-150, Class M, 8.00%, 9/25/2022	101		108
Series G92-62, Class B, PO, 10/25/2022	10		10
Series G92-59, Class F, 1.63%, 10/25/2022 (h)	6		6
Series G92-61, Class Z, 7.00%, 10/25/2022	17		18
Series 1992-188, Class PZ, 7.50%, 10/25/2022	57		60
Series G93-1, Class KA, 7.90%, 1/25/2023	56		60
Series G93-5, Class Z, 6.50%, 2/25/2023	25		26
Series 1997-61, Class ZC, 7.00%, 2/25/2023	253		268
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	9		12
Series 2003-17, Class EQ, 5.50%, 3/25/2023	1,113		1,155
Series G93-14, Class J, 6.50%, 3/25/2023	18		19
Series 1993-37, Class PX, 7.00%, 3/25/2023	161		169
Series 1993-25, Class J, 7.50%, 3/25/2023	61		65
Series 1993-21, Class KA, 7.70%, 3/25/2023	25		27
Series 1998-4, Class C, PO, 4/25/2023	10		10
Series 2003-23, Class EQ, 5.50%, 4/25/2023	2,061		2,155
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	40		43
Series 1993-54, Class Z, 7.00%, 4/25/2023	53		56
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (h)	49		12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-62, Class SA, IF, 18.35%, 4/25/2023 (h)	26	30
Series 2003-39, Class LW, 5.50%, 5/25/2023	499	519
Series 1993-56, Class PZ, 7.00%, 5/25/2023	605	642
Series 2008-47, Class SI, IF, IO, 4.44%, 6/25/2023 (h)	281	10
Series 2003-83, Class PG, 5.00%, 6/25/2023	88	88
Series 2008-61, Class BH, 4.50%, 7/25/2023	772	812
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (h)	248	261
Series 1993-122, Class M, 6.50%, 7/25/2023	14	14
Series 1993-99, Class Z, 7.00%, 7/25/2023	304	322
Series 2002-1, Class G, 7.00%, 7/25/2023	187	197
Series G93-27, Class FD, 2.94%, 8/25/2023 (h)	34	35
Series 1999-38, Class SK, IF, IO, 5.99%, 8/25/2023 (h)	10	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	274	287
Series 1993-141, Class Z, 7.00%, 8/25/2023	489	517
Series 1996-14, Class SE, IF, IO, 7.79%, 8/25/2023 (h)	249	33
Series G93-37, Class H, PO, 9/25/2023	9	9
Series 1993-205, Class H, PO, 9/25/2023	23	22
Series 2008-76, Class GF, 2.71%, 9/25/2023 (h)	19	19
Series 1993-178, Class PK, 6.50%, 9/25/2023	26	28
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	18	20
Series 1993-165, Class SD, IF, 12.88%, 9/25/2023 (h)	15	16
Series 1993-183, Class KA, 6.50%, 10/25/2023	384	407
Series 1993-189, Class PL, 6.50%, 10/25/2023	161	169
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	8	10
Series 1999-52, Class NS, IF, 17.60%, 10/25/2023 (h)	23	28
Series 1993-179, Class SB, HB, IF, 25.66%, 10/25/2023 (h)	13	15
Series 1994-9, Class E, PO, 11/25/2023	3	2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1995-19, Class Z, 6.50%, 11/25/2023	148	162
Series 1993-230, Class FA, 2.66%, 12/25/2023 (h)	12	12
Series 1993-247, Class FE, 3.06%, 12/25/2023 (h)	32	32
Series 1993-225, Class UB, 6.50%, 12/25/2023	39	42
Series 1993-247, Class SU, IF, 12.02%, 12/25/2023 (h)	15	17
Series 2002-1, Class UD, IF, 17.27%, 12/25/2023 (h)	32	38
Series 1993-247, Class SA, HB, IF, 26.87%, 12/25/2023 (h)	38	48
Series 2009-9, IO, 5.00%, 2/25/2024	278	9
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	53	1
Series 2009-18, IO, 5.00%, 3/25/2024	65	2
Series 1994-37, Class L, 6.50%, 3/25/2024	127	134
Series 1994-40, Class Z, 6.50%, 3/25/2024	725	770
Series 1994-62, Class PK, 7.00%, 4/25/2024	1,081	1,141
Series 1994-63, Class PK, 7.00%, 4/25/2024	467	501
Series 2004-53, Class NC, 5.50%, 7/25/2024	129	134
Series 2004-65, Class EY, 5.50%, 8/25/2024	1,250	1,311
Series 2004-81, Class JG, 5.00%, 11/25/2024	1,950	2,020
Series 1995-2, Class Z, 8.50%, 1/25/2025	27	29
Series G95-1, Class C, 8.80%, 1/25/2025	48	54
Series 2011-17, Class EF, 2.36%, 7/25/2025 (h)	22	22
Series 2005-67, Class EY, 5.50%, 8/25/2025	1,219	1,291
Series 2005-121, Class DX, 5.50%, 1/25/2026	821	864
Series 2006-94, Class GK, HB, IF, 22.93%, 10/25/2026 (h)	169	215
Series 1996-48, Class Z, 7.00%, 11/25/2026	261	280
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	124	3
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	39	1
Series 1997-27, Class J, 7.50%, 4/18/2027	46	51
Series 1997-29, Class J, 7.50%, 4/20/2027	73	81
Series 1997-32, Class PG, 6.50%, 4/25/2027	171	187

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-39, Class PD, 7.50%, 5/20/2027	295	330
Series 2012-47, Class HF, 2.46%, 5/25/2027 (h)	23,926	24,067
Series 1997-42, Class ZC, 6.50%, 7/18/2027	15	17
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	77	8
Series 1998-36, Class ZB, 6.00%, 7/18/2028	92	99
Series 2008-55, Class S, IF, IO, 5.54%, 7/25/2028 (h)	2,491	264
Series 1998-66, Class SB, IF, IO, 6.09%, 12/25/2028 (h)	83	5
Series 2009-11, Class NB, 5.00%, 3/25/2029	2,206	2,300
Series 1999-18, Class Z, 5.50%, 4/18/2029	189	201
Series 1999-17, Class C, 6.35%, 4/25/2029	55	59
Series 1999-62, Class PB, 7.50%, 12/18/2029	85	94
Series 2000-2, Class ZE, 7.50%, 2/25/2030	486	543
Series 2000-20, Class SA, IF, IO, 7.04%, 7/25/2030 (h)	158	20
Series 2000-52, IO, 8.50%, 1/25/2031	22	5
Series 2001-7, Class PF, 7.00%, 3/25/2031	51	57
Series 2011-31, Class DB, 3.50%, 4/25/2031	9,416	9,508
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	294	63
Series 2001-30, Class PM, 7.00%, 7/25/2031	171	193
Series 2001-36, Class DE, 7.00%, 8/25/2031	344	379
Series 2001-49, Class Z, 6.50%, 9/25/2031	76	84
Series 2001-44, Class MY, 7.00%, 9/25/2031	480	539
Series 2001-44, Class PD, 7.00%, 9/25/2031	87	97
Series 2001-44, Class PU, 7.00%, 9/25/2031	89	99
Series 2001-60, Class QS, IF, 17.27%, 9/25/2031 (h)	219	282
Series 2001-52, Class KB, 6.50%, 10/25/2031	52	56
Series 2003-52, Class SX, IF, 16.76%, 10/25/2031 (h)	147	195
Series 2001-60, Class PX, 6.00%, 11/25/2031	541	589

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-61, Class Z, 7.00%, 11/25/2031	577	648
Series 2004-74, Class SW, IF, 11.35%, 11/25/2031 (h)	162	200
Series 2001-72, Class SX, IF, 12.66%, 12/25/2031 (h)	16	19
Series 2001-81, Class LO, PO, 1/25/2032	22	20
Series 2002-1, Class SA, IF, 18.48%, 2/25/2032 (h)	39	52
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	558	27
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	8	10
Series 2002-21, Class LO, PO, 4/25/2032	18	15
Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,450	1,580
Series 2002-21, Class PE, 6.50%, 4/25/2032	256	282
Series 2002-28, Class PK, 6.50%, 5/25/2032	512	562
Series 2002-37, Class Z, 6.50%, 6/25/2032	223	246
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	983	143
Series 2002-48, Class GH, 6.50%, 8/25/2032	597	660
Series 2004-79, Class S, IF, 14.12%, 8/25/2032 (h)	167	170
Series 2002-71, Class AP, 5.00%, 11/25/2032	144	149
Series 2011-39, Class ZA, 6.00%, 11/25/2032	4,076	4,474
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	184	203
Series 2004-61, Class SH, IF, 15.73%, 11/25/2032 (h)	68	88
Series 2004-59, Class BG, PO, 12/25/2032	116	99
Series 2002-78, Class Z, 5.50%, 12/25/2032	1,316	1,420
Series 2002-77, Class S, IF, 10.70%, 12/25/2032 (h)	95	108
Series 2003-9, Class NZ, 6.50%, 2/25/2033	200	215
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	242	28
Series 2003-22, Class UD, 4.00%, 4/25/2033	2,145	2,198
Series 2003-35, Class EA, PO, 5/25/2033	61	51
Series 2003-42, Class GB, 4.00%, 5/25/2033	117	120

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-34, Class AX, 6.00%, 5/25/2033	391	427
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,584	1,660
Series 2003-34, Class GE, 6.00%, 5/25/2033	920	981
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	95	21
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	915	219
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,599	197
Series 2004-4, Class QI, IF, IO, 5.04%, 6/25/2033 (h)	693	33
Series 2003-47, Class PE, 5.75%, 6/25/2033	628	687
Series 2004-4, Class QM, IF, 10.07%, 6/25/2033 (h)	515	548
Series 2003-64, Class SX, IF, 8.55%, 7/25/2033 (h)	254	278
Series 2004-36, Class SN, IF, 10.07%, 7/25/2033 (h)	111	112
Series 2003-132, Class OA, PO, 8/25/2033	55	52
Series 2003-71, Class DS, IF, 4.69%, 8/25/2033 (h)	846	824
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	2,228	379
Series 2003-73, Class HC, 5.50%, 8/25/2033	1,067	1,150
Series 2003-74, Class SH, IF, 6.45%, 8/25/2033 (h)	81	88
Series 2005-56, Class TP, IF, 11.96%, 8/25/2033 (h)	358	393
Series 2003-91, Class SD, IF, 9.06%, 9/25/2033 (h)	164	180
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	7,488
Series 2003-105, Class AZ, 5.50%, 10/25/2033	7,933	8,537
Series 2003-116, Class SB, IF, IO, 5.54%, 11/25/2033 (h)	1,186	189
Series 2006-44, Class P, PO, 12/25/2033	888	746
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	6,340	7,019
Series 2003-130, Class CS, IF, 9.97%, 12/25/2033 (h)	123	126
Series 2004-87, Class F, 2.81%, 1/25/2034 (h)	1,373	1,401
Series 2003-130, Class SX, IF, 8.42%, 1/25/2034 (h)	50	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-131, Class SK, IF, 12.07%, 1/25/2034 (h)	130	143
Series 2004-36, Class PC, 5.50%, 2/25/2034	66	67
Series 2004-10, Class SC, HB, IF, 20.34%, 2/25/2034 (h)	119	124
Series 2004-46, Class EP, PO, 3/25/2034	1,110	998
Series 2004-28, Class PF, 2.46%, 3/25/2034 (h)	1,019	1,022
Series 2004-17, Class H, 5.50%, 4/25/2034	2,241	2,425
Series 2004-25, Class SA, IF, 13.85%, 4/25/2034 (h)	590	726
Series 2004-36, Class FA, 2.46%, 5/25/2034 (h)	2,514	2,526
Series 2004-46, Class SK, IF, 10.82%, 5/25/2034 (h)	153	175
Series 2004-36, Class SA, IF, 13.85%, 5/25/2034 (h)	1,075	1,398
Series 2004-46, Class QB, IF, 15.74%, 5/25/2034 (h)	242	296
Series 2004-50, Class VZ, 5.50%, 7/25/2034	4,124	4,364
Series 2004-51, Class SY, IF, 10.11%, 7/25/2034 (h)	152	173
Series 2005-93, Class MF, 2.31%, 8/25/2034 (h)	647	647
Series 2004-79, Class SP, IF, 14.12%, 11/25/2034 (h)	129	137
Series 2005-57, Class CD, IF, 17.38%, 1/25/2035 (h)	44	45
Series 2006-60, Class DO, PO, 4/25/2035	467	455
Series 2005-25, Class PF, 2.41%, 4/25/2035 (h)	1,141	1,144
Series 2005-42, Class PS, IF, 11.84%, 5/25/2035 (h)	79	87
Series 2005-74, Class CS, IF, 14.34%, 5/25/2035 (h)	1,234	1,435
Series 2005-74, Class SK, IF, 14.45%, 5/25/2035 (h)	849	993
Series 2005-74, Class CP, IF, 17.18%, 5/25/2035 (h)	283	328
Series 2005-68, Class UC, 5.00%, 6/25/2035	197	198
Series 2005-52, Class PA, 6.50%, 6/25/2035	1	1
Series 2005-59, Class SU, IF, 15.18%, 6/25/2035 (h)	344	469
Series 2005-56, Class S, IF, IO, 4.65%, 7/25/2035 (h)	808	105

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-66, Class SG, IF, 12.21%, 7/25/2035 (h)	299	373
Series 2005-68, Class PG, 5.50%, 8/25/2035	1,119	1,196
Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,986	5,959
Series 2005-73, Class PS, IF, 11.54%, 8/25/2035 (h)	402	465
Series 2005-72, Class SB, IF, 11.71%, 8/25/2035 (h)	451	526
Series 2005-90, PO, 9/25/2035	154	143
Series 2005-75, Class SV, IF, 15.94%, 9/25/2035 (h)	117	142
Series 2010-39, Class OT, PO, 10/25/2035	251	221
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,042	1,120
Series 2005-90, Class ES, IF, 11.71%, 10/25/2035 (h)	444	530
Series 2005-106, Class US, IF, 17.00%, 11/25/2035 (h)	2,201	2,859
Series 2005-110, Class GL, 5.50%, 12/25/2035	5,075	5,515
Series 2006-46, Class UC, 5.50%, 12/25/2035	585	614
Series 2005-109, Class PC, 6.00%, 12/25/2035	195	209
Series 2006-15, Class OT, PO, 1/25/2036	65	63
Series 2006-39, Class WC, 5.50%, 1/25/2036	363	382
Series 2006-8, Class WQ, PO, 3/25/2036	1,874	1,516
Series 2006-16, Class OA, PO, 3/25/2036	204	178
Series 2006-8, Class WN, IF, IO, 4.64%, 3/25/2036 (h)	6,871	1,137
Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,671	2,904
Series 2006-12, Class BZ, 5.50%, 3/25/2036	2,434	2,634
Series 2006-16, Class HZ, 5.50%, 3/25/2036	754	804
Series 2006-11, Class PS, IF, 17.00%, 3/25/2036 (h)	171	243
Series 2006-22, Class AO, PO, 4/25/2036	661	554
Series 2006-23, Class KO, PO, 4/25/2036	271	242
Series 2006-27, Class OH, PO, 4/25/2036	585	518
Series 2006-23, Class FK, 2.31%, 4/25/2036 (h)	892	885
Series 2006-33, Class LS, HB, IF, 20.86%, 5/25/2036 (h)	203	289
Series 2006-43, PO, 6/25/2036	173	152

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-43, Class DO, PO, 6/25/2036	525	470
Series 2006-44, Class GO, PO, 6/25/2036	342	290
Series 2006-50, Class JO, PO, 6/25/2036	1,164	967
Series 2006-50, Class PS, PO, 6/25/2036	1,431	1,253
Series 2006-46, Class FW, 2.46%, 6/25/2036 (h)	402	403
Series 2006-53, Class US, IF, IO, 4.52%, 6/25/2036 (h)	1,442	183
Series 2006-46, Class SW, IF, 16.63%, 6/25/2036 (h)	64	88
Series 2007-101, Class A2, 2.31%, 6/27/2036 (h)	4,256	4,178
Series 2006-113, PO, 7/25/2036	202	194
Series 2006-58, PO, 7/25/2036	213	182
Series 2006-58, Class AP, PO, 7/25/2036	107	93
Series 2006-65, Class QO, PO, 7/25/2036	396	338
Series 2006-56, Class FC, 2.35%, 7/25/2036 (h)	3,272	3,266
Series 2006-58, Class FL, 2.52%, 7/25/2036 (h)	345	347
Series 2006-58, Class IG, IF, IO, 4.46%, 7/25/2036 (h)	521	55
Series 2006-71, Class ZL, 6.00%, 7/25/2036	4,562	4,952
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,958	2,210
Series 2011-19, Class ZY, 6.50%, 7/25/2036	2,594	2,896
Series 2006-60, Class AK, HB, IF, 20.54%, 7/25/2036 (h)	196	287
Series 2006-62, Class PS, HB, IF, 27.51%, 7/25/2036 (h)	149	227
Series 2006-72, Class GO, PO, 8/25/2036	717	632
Series 2006-72, Class TO, PO, 8/25/2036	135	121
Series 2006-79, Class DO, PO, 8/25/2036	291	256
Series 2006-79, Class OP, PO, 8/25/2036	398	355
Series 2006-79, Class DF, 2.41%, 8/25/2036 (h)	1,230	1,231
Series 2007-7, Class SG, IF, IO, 4.44%, 8/25/2036 (h)	810	172
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,514	1,657
Series 2006-78, Class BZ, 6.50%, 8/25/2036	341	370
Series 2006-86, Class OB, PO, 9/25/2036	408	364
Series 2006-90, Class AO, PO, 9/25/2036	368	328
Series 2008-42, Class AO, PO, 9/25/2036	167	148
Series 2006-85, Class MZ, 6.50%, 9/25/2036	152	164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,832	1,894
Series 2006-95, Class SG, IF, 17.94%, 10/25/2036 (h)	228	313
Series 2006-109, PO, 11/25/2036	103	89
Series 2006-110, PO, 11/25/2036	619	524
Series 2006-111, Class EO, PO, 11/25/2036	274	236
Series 2006-115, Class OK, PO, 12/25/2036	337	277
Series 2006-119, PO, 12/25/2036	146	128
Series 2006-118, Class A1, 2.12%, 12/25/2036 (h)	826	811
Series 2006-118, Class A2, 2.12%, 12/25/2036 (h)	3,362	3,323
Series 2006-117, Class GS, IF, IO, 4.59%, 12/25/2036 (h)	1,323	166
Series 2006-115, Class ES, IF, 18.30%, 12/25/2036 (h)	63	83
Series 2006-128, PO, 1/25/2037	332	284
Series 2009-70, Class CO, PO, 1/25/2037	964	803
Series 2006-128, Class BP, 5.50%, 1/25/2037	353	370
Series 2007-10, Class FD, 2.31%, 2/25/2037 (h)	978	974
Series 2007-1, Class SD, HB, IF, 26.61%, 2/25/2037 (h)	73	177
Series 2007-14, Class OP, PO, 3/25/2037	264	232
Series 2007-77, Class FG, 2.56%, 3/25/2037 (h)	660	664
Series 2007-16, Class FC, 2.81%, 3/25/2037 (h)	530	549
Series 2007-22, Class SC, IF, IO, 4.02%, 3/25/2037 (h)	79	5
Series 2007-14, Class ES, IF, IO, 4.38%, 3/25/2037 (h)	2,368	326
Series 2009-63, Class P, 5.00%, 3/25/2037	65	67
Series 2007-18, Class MZ, 6.00%, 3/25/2037	818	873
Series 2007-28, Class EO, PO, 4/25/2037	943	841
Series 2007-35, Class SI, IF, IO, 4.04%, 4/25/2037 (h)	512	42
Series 2007-29, Class SG, IF, 15.78%, 4/25/2037 (h)	478	623
Series 2007-42, Class AO, PO, 5/25/2037	140	126
Series 2007-43, Class FL, 2.36%, 5/25/2037 (h)	468	467
Series 2007-42, Class B, 6.00%, 5/25/2037	1,730	1,861
Series 2007-54, Class FA, 2.46%, 6/25/2037 (h)	2,588	2,602

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-98, Class FB, 2.51%, 6/25/2037 (h)	229	238
Series 2007-92, Class YS, IF, IO, 3.72%, 6/25/2037 (h)	464	49
Series 2007-53, Class SH, IF, IO, 4.04%, 6/25/2037 (h)	1,701	197
Series 2007-54, Class WI, IF, IO, 4.04%, 6/25/2037 (h)	561	72
Series 2007-92, Class YA, 6.50%, 6/25/2037	278	301
Series 2007-67, PO, 7/25/2037	638	563
Series 2007-64, Class FB, 2.43%, 7/25/2037 (h)	609	610
Series 2007-97, Class FC, 2.56%, 7/25/2037 (h)	366	368
Series 2007-72, Class EK, IF, IO, 4.34%, 7/25/2037 (h)	4,072	561
Series 2007-65, Class KI, IF, IO, 4.56%, 7/25/2037 (h)	1,539	177
Series 2007-60, Class AX, IF, IO, 5.09%, 7/25/2037 (h)	6,424	1,230
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,664	1,801
Series 2007-62, Class SE, IF, 11.34%, 7/25/2037 (h)	362	407
Series 2012-14, Class FB, 2.51%, 8/25/2037 (h)	1,670	1,677
Series 2007-76, Class AZ, 5.50%, 8/25/2037	411	440
Series 2007-76, Class ZG, 6.00%, 8/25/2037	672	731
Series 2007-78, Class CB, 6.00%, 8/25/2037	184	201
Series 2007-78, Class PE, 6.00%, 8/25/2037	858	928
Series 2007-81, Class GE, 6.00%, 8/25/2037	864	921
Series 2007-79, Class SB, IF, 16.45%, 8/25/2037 (h)	561	752
Series 2012-87, Class KF, 2.51%, 9/25/2037 (h)	3,245	3,265
Series 2007-88, Class VI, IF, IO, 4.48%, 9/25/2037 (h)	2,144	356
Series 2007-85, Class SL, IF, 10.99%, 9/25/2037 (h)	142	163
Series 2009-86, Class OT, PO, 10/25/2037	5,733	5,048
Series 2007-100, Class SM, IF, IO, 4.39%, 10/25/2037 (h)	1,861	238
Series 2007-91, Class ES, IF, IO, 4.40%, 10/25/2037 (h)	2,311	286

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-106, Class A7, 6.05%, 10/25/2037 (h)	656	706
Series 2007-108, Class SA, IF, IO, 4.30%, 12/25/2037 (h)	65	5
Series 2007-109, Class AI, IF, IO, 4.34%, 12/25/2037 (h)	2,033	227
Series 2007-112, Class SA, IF, IO, 4.39%, 12/25/2037 (h)	2,172	283
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,698	1,908
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (h)	4,536	164
Series 2008-1, Class BI, IF, IO, 3.85%, 2/25/2038 (h)	1,962	217
Series 2008-4, Class SD, IF, IO, 3.94%, 2/25/2038 (h)	3,914	447
Series 2008-18, Class FA, 2.96%, 3/25/2038 (h)	466	476
Series 2008-16, Class IS, IF, IO, 4.14%, 3/25/2038 (h)	530	63
Series 2008-10, Class XI, IF, IO, 4.17%, 3/25/2038 (h)	575	62
Series 2008-20, Class SA, IF, IO, 4.93%, 3/25/2038 (h)	1,016	160
Series 2008-18, Class SP, IF, 9.87%, 3/25/2038 (h)	239	259
Series 2008-32, Class SA, IF, IO, 4.79%, 4/25/2038 (h)	445	45
Series 2008-27, Class SN, IF, IO, 4.84%, 4/25/2038 (h)	785	86
Series 2011-22, Class MA, 6.50%, 4/25/2038	482	502
Series 2008-28, Class QS, IF, 14.51%, 4/25/2038 (h)	312	364
Series 2008-44, PO, 5/25/2038	22	18
Series 2008-46, Class HI, IO, 1.55%, 6/25/2038 (h)	1,957	94
Series 2008-56, Class AC, 5.00%, 7/25/2038	500	524
Series 2008-60, Class JC, 5.00%, 7/25/2038	518	552
Series 2008-53, Class CI, IF, IO, 5.14%, 7/25/2038 (h)	541	78
Series 2011-47, Class ZA, 5.50%, 7/25/2038	2,072	2,232
Series 2008-80, Class SA, IF, IO, 3.79%, 9/25/2038 (h)	1,923	199
Series 2008-81, Class SB, IF, IO, 3.79%, 9/25/2038 (h)	1,197	100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-45, Class BD, 4.50%, 11/25/2038	49	49
Series 2011-111, Class DF, 2.46%, 12/25/2038 (h)	474	475
Series 2010-148, Class MA, 4.00%, 2/25/2039	1,083	1,095
Series 2009-6, Class GS, IF, IO, 4.49%, 2/25/2039 (h)	1,411	209
Series 2009-4, Class BD, 4.50%, 2/25/2039	81	84
Series 2009-17, Class QS, IF, IO, 4.59%, 3/25/2039 (h)	726	108
Series 2012-89, Class FD, 2.51%, 4/25/2039 (h)	2,606	2,624
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	925	200
Series 2009-47, Class MT, 7.00%, 7/25/2039	33	36
Series 2009-59, Class HB, 5.00%, 8/25/2039	3,548	3,790
Series 2009-60, Class HT, 6.00%, 8/25/2039	4,088	4,463
Series 2009-65, Class MT, 5.00%, 9/25/2039	1,970	2,023
Series 2009-69, Class WA, 6.03%, 9/25/2039 (h)	1,749	1,916
Series 2009-84, Class WS, IF, IO, 3.84%, 10/25/2039 (h)	576	58
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	2,085	390
Series 2009-103, Class MB, 3.92%, 12/25/2039 (h)	2,528	2,704
Series 2009-99, Class SC, IF, IO, 4.12%, 12/25/2039 (h)	740	77
Series 2009-99, Class WA, 6.30%, 12/25/2039 (h)	3,105	3,392
Series 2009-113, Class AO, PO, 1/25/2040	509	429
Series 2009-112, Class ST, IF, IO, 4.19%, 1/25/2040 (h)	1,458	183
Series 2010-1, Class WA, 6.22%, 2/25/2040 (h)	689	760
Series 2010-16, Class WB, 6.22%, 3/25/2040 (h)	2,184	2,427
Series 2010-16, Class WA, 6.44%, 3/25/2040 (h)	2,407	2,694
Series 2010-49, Class SC, IF, 8.53%, 3/25/2040 (h)	3,246	3,532
Series 2010-40, Class FJ, 2.66%, 4/25/2040 (h)	771	776
Series 2010-35, Class SB, IF, IO, 4.36%, 4/25/2040 (h)	1,089	132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-35, Class SJ, IF, 10.78%, 4/25/2040 (h)	1,495	1,820
Series 2010-43, Class FD, 2.66%, 5/25/2040 (h)	941	952
Series 2010-42, Class S, IF, IO, 4.34%, 5/25/2040 (h)	664	91
Series 2010-63, Class AP, PO, 6/25/2040	841	702
Series 2010-64, Class DM, 5.00%, 6/25/2040	7,240	7,610
Series 2010-58, Class MB, 5.50%, 6/25/2040	8,753	9,332
Series 2010-71, Class HJ, 5.50%, 7/25/2040	4,030	4,392
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	1,926
Series 2010-111, Class AM, 5.50%, 10/25/2040	15,521	17,155
Series 2010-125, Class SA, IF, IO, 2.38%, 11/25/2040 (h)	7,598	414
Series 2011-101, Class FM, 2.61%, 1/25/2041 (h)	1,802	1,812
Series 2010-147, Class SA, IF, IO, 4.47%, 1/25/2041 (h)	7,043	1,209
Series 2011-30, Class LS, IO, 1.34%, 4/25/2041 (h)	10,065	526
Series 2011-149, Class EF, 2.56%, 7/25/2041 (h)	731	736
Series 2011-75, Class FA, 2.61%, 8/25/2041 (h)	2,145	2,169
Series 2011-149, Class MF, 2.56%, 11/25/2041 (h)	2,680	2,701
Series 2011-118, Class LB, 7.00%, 11/25/2041	11,682	13,242
Series 2011-118, Class MT, 7.00%, 11/25/2041	14,728	16,704
Series 2011-118, Class NT, 7.00%, 11/25/2041	12,935	14,437
Series 2002-90, Class A1, 6.50%, 6/25/2042	578	647
Series 2012-99, Class FA, 2.51%, 9/25/2042 (h)	3,412	3,408
Series 2012-97, Class FB, 2.56%, 9/25/2042 (h)	7,766	7,827
Series 2012-101, Class FC, 2.56%, 9/25/2042 (h)	2,099	2,107
Series 2012-108, Class F, 2.56%, 10/25/2042 (h)	6,313	6,358
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	5,552

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,331		4,349
Series 2013-92, PO, 9/25/2043	12,348		9,567
Series 2013-101, Class DO, PO, 10/25/2043	9,845		7,530
Series 2013-128, PO, 12/25/2043	20,629		16,163
Series 2013-135, PO, 1/25/2044	8,183		6,227
Series 2010-103, Class SB, IF, IO, 4.04%, 11/25/2049 (h)	838		71
Series 2011-2, Class WA, 5.81%, 2/25/2051 (h)	1,216		1,275
Series 2011-58, Class WA, 5.43%, 7/25/2051 (h)	272		292
FNMA REMIC Trust
Series 2004-W10, Class A6, 5.75%, 8/25/2034	6,098		6,591
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	297		323
Series 2007-W5, PO, 6/25/2037	299		261
Series 2007-W7, Class 1A4, HB, IF, 26.79%, 7/25/2037 (h)	211		322
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	151		167
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (h)	1,026		1,070
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (h)	275		298
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	842		943
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,464		1,643
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	1,343		1,491
Series 2007-W10, Class 2A, 6.32%, 8/25/2047 (h)	160		171
Series 2009-W1, Class A, 6.00%, 12/25/2049	6,031		6,644
FNMA STRIPS
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(i)	—	(i)
Series 368, Class 3, IO, 4.50%, 11/25/2020	7		—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	7		1
Series 265, Class 2, 9.00%, 3/25/2024	6		7
Series 300, Class 1, PO, 9/25/2024	580		543
Series 329, Class 1, PO, 1/25/2033	95		84
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	129		26
Series 365, Class 8, IO, 5.50%, 5/25/2036	491		112
Series 374, Class 5, IO, 5.50%, 8/25/2036	327		75
Series 393, Class 6, IO, 5.50%, 4/25/2037	146		25
Series 383, Class 33, IO, 6.00%, 1/25/2038	321		63

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 412, Class F2, 2.56%, 8/25/2042 (h)	7,083	7,143
Series 411, Class F1, 2.61%, 8/25/2042 (h)	18,065	18,271
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,440	2,747
Series 2003-W8, Class 3F1, 2.46%, 5/25/2042 (h)	334	330
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	577	625
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	932	1,021
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	3,849	4,159
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,544	1,703
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,755	1,975
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	523	582
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	516	583
Series 2004-W15, Class 2AF, 2.31%, 8/25/2044 (h)	1,465	1,455
Series 2005-W3, Class 2AF, 2.28%, 3/25/2045 (h)	11,587	11,534
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	620	673
Series 2006-W2, Class 2A, 3.66%, 11/25/2045 (h)	1,659	1,749
Series 2006-W2, Class 1AF1, 2.28%, 2/25/2046 (h)	5,453	5,450
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.32%, 11/25/2046 (h)	10,129	10,145
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.06%, 12/19/2033 (h)	1,639	1,651
Series 2003-J8, Class A, 5.25%, 12/25/2033	73	75
Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (h)	1,112	1,091
GNMA
Series 2008-36, Class AY, 5.00%, 4/16/2023	790	797
Series 1994-7, Class PQ, 6.50%, 10/16/2024	952	1,003
Series 1999-4, Class ZB, 6.00%, 2/20/2029	972	971
Series 1999-30, Class S, IF, IO, 6.54%, 8/16/2029 (h)	109	1
Series 2000-21, Class Z, 9.00%, 3/16/2030	1,045	1,044

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-31, Class SE, IF, IO, 5.44%, 4/16/2030 (h)	869	85
Series 2000-31, Class Z, 9.00%, 10/20/2030	184	213
Series 2000-35, Class ZA, 9.00%, 11/20/2030	116	135
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	12	2
Series 2002-31, Class S, IF, IO, 6.64%, 1/16/2031 (h)	71	12
Series 2001-6, Class SD, IF, IO, 6.49%, 3/16/2031 (h)	57	12
Series 2001-22, Class PS, IF, 15.65%, 3/17/2031 (h)	518	678
Series 2001-36, Class S, IF, IO, 5.99%, 8/16/2031 (h)	130	29
Series 2001-35, Class SA, IF, IO, 6.19%, 8/16/2031 (h)	146	2
Series 2002-24, Class AG, IF, IO, 5.89%, 4/16/2032 (h)	504	80
Series 2002-24, Class SB, IF, 8.83%, 4/16/2032 (h)	48	53
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	17	20
Series 2002-45, Class QE, 6.50%, 6/20/2032	1,984	2,197
Series 2002-47, Class PG, 6.50%, 7/16/2032	581	654
Series 2002-47, Class PY, 6.00%, 7/20/2032	198	217
Series 2002-47, Class ZA, 6.50%, 7/20/2032	1,025	1,134
Series 2002-52, Class GH, 6.50%, 7/20/2032	689	700
Series 2003-114, Class SH, IF, 10.92%, 11/17/2032 (h)	132	141
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,265	1,371
Series 2010-14, Class AO, PO, 12/20/2032	565	545
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	3,869	4,164
Series 2003-58, Class BE, 6.50%, 1/20/2033	1,033	1,137
Series 2003-11, Class SK, IF, IO, 5.64%, 2/16/2033 (h)	458	52
Series 2008-29, PO, 2/17/2033	246	237
Series 2003-12, Class SP, IF, IO, 5.62%, 2/20/2033 (h)	230	40
Series 2003-24, PO, 3/16/2033	78	71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-87, Class SB, IF, 5.30%, 3/17/2033 (h)	43	43
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,968	2,168
Series 2003-46, Class TC, 6.50%, 3/20/2033	578	632
Series 2003-25, Class PZ, 5.50%, 4/20/2033	2,195	2,367
Series 2003-46, Class MG, 6.50%, 5/20/2033	753	836
Series 2003-52, Class AP, PO, 6/16/2033	387	326
Series 2003-75, Class ZX, 6.00%, 9/16/2033	1,269	1,377
Series 2003-90, PO, 10/20/2033	62	54
Series 2010-41, Class WA, 5.82%, 10/20/2033 (h)	1,422	1,554
Series 2003-97, Class SA, IF, IO, 4.49%, 11/16/2033 (h)	843	90
Series 2003-112, Class SA, IF, IO, 4.49%, 12/16/2033 (h)	807	106
Series 2004-28, Class S, IF, 13.99%, 4/16/2034 (h)	382	502
Series 2005-7, Class JM, IF, 12.18%, 5/18/2034 (h)	50	56
Series 2004-46, PO, 6/20/2034	703	621
Series 2004-49, Class Z, 6.00%, 6/20/2034	2,611	2,819
Series 2004-73, Class AE, IF, 10.60%, 8/17/2034 (h)	328	350
Series 2010-103, Class WA, 5.72%, 8/20/2034 (h)	778	841
Series 2004-73, Class JL, IF, IO, 4.49%, 9/16/2034 (h)	2,708	368
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (h)	309	326
Series 2004-71, Class SB, IF, 19.26%, 9/20/2034 (h)	309	416
Series 2004-83, Class AP, IF, 9.80%, 10/16/2034 (h)	47	51
Series 2004-89, Class LS, IF, 16.82%, 10/16/2034 (h)	266	343
Series 2004-90, Class SI, IF, IO, 4.02%, 10/20/2034 (h)	3,992	506
Series 2005-44, Class SP, IF, 8.05%, 10/20/2034 (h)	57	58
Series 2004-96, Class SC, IF, IO, 4.00%, 11/20/2034 (h)	2,050	113
Series 2005-3, Class SK, IF, IO, 4.67%, 1/20/2035 (h)	2,799	312

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-68, Class DP, IF, 11.46%, 6/17/2035 (h)	1,095	1,219
Series 2008-79, Class CS, IF, 4.72%, 6/20/2035 (h)	1,460	1,491
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	290	64
Series 2005-66, Class SP, IF, 13.96%, 8/16/2035 (h)	155	205
Series 2010-14, Class CO, PO, 8/20/2035	1,705	1,472
Series 2005-65, Class SA, IF, 14.86%, 8/20/2035 (h)	27	26
Series 2005-68, Class KI, IF, IO, 4.22%, 9/20/2035 (h)	5,735	715
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,791	1,895
Series 2005-82, PO, 10/20/2035	358	304
Series 2010-14, Class BO, PO, 11/20/2035	530	452
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	551	106
Series 2006-20, Class QA, 5.75%, 2/20/2036	344	359
Series 2006-16, Class OP, PO, 3/20/2036	461	411
Series 2006-22, Class AO, PO, 5/20/2036	623	553
Series 2006-38, Class SW, IF, IO, 4.42%, 6/20/2036 (h)	84	5
Series 2006-34, PO, 7/20/2036	92	81
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,633	2,955
Series 2006-38, Class ZK, 6.50%, 8/20/2036	3,491	3,857
Series 2006-59, Class SD, IF, IO, 4.62%, 10/20/2036 (h)	843	81
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,592	1,676
Series 2006-65, Class SA, IF, IO, 4.72%, 11/20/2036 (h)	1,389	180
Series 2011-22, Class WA, 5.90%, 2/20/2037 (h)	520	572
Series 2007-57, PO, 3/20/2037	1,716	1,517
Series 2007-9, Class CI, IF, IO, 4.12%, 3/20/2037 (h)	1,493	184
Series 2007-17, Class JO, PO, 4/16/2037	827	702
Series 2007-17, Class JI, IF, IO, 4.75%, 4/16/2037 (h)	2,132	318
Series 2007-19, Class SD, IF, IO, 4.12%, 4/20/2037 (h)	831	82
Series 2010-129, Class AW, 6.04%, 4/20/2037 (h)	1,028	1,109
Series 2007-25, Class FN, 2.36%, 5/16/2037 (h)	585	585

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-28, Class BO, PO, 5/20/2037	133	113
Series 2007-26, Class SC, IF, IO, 4.12%, 5/20/2037 (h)	1,691	183
Series 2007-27, Class SD, IF, IO, 4.12%, 5/20/2037 (h)	1,598	161
Series 2007-35, PO, 6/16/2037	2,404	2,147
Series 2007-36, Class HO, PO, 6/16/2037	274	242
Series 2007-36, Class SE, IF, IO, 4.41%, 6/16/2037 (h)	1,174	141
Series 2007-36, Class SJ, IF, IO, 4.17%, 6/20/2037 (h)	1,343	126
Series 2007-45, Class QA, IF, IO, 4.56%, 7/20/2037 (h)	1,898	218
Series 2007-40, Class SN, IF, IO, 4.60%, 7/20/2037 (h)	1,902	232
Series 2007-40, Class SD, IF, IO, 4.67%, 7/20/2037 (h)	1,318	166
Series 2007-50, Class AI, IF, IO, 4.70%, 8/20/2037 (h)	472	55
Series 2008-20, PO, 9/20/2037	261	246
Series 2007-53, Class ES, IF, IO, 4.47%, 9/20/2037 (h)	1,240	164
Series 2007-53, Class SW, IF, 13.97%, 9/20/2037 (h)	332	395
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,977	224
Series 2008-7, Class SP, IF, 9.25%, 10/20/2037 (h)	228	245
Series 2009-79, Class OK, PO, 11/16/2037	2,662	2,298
Series 2007-74, Class SL, IF, IO, 4.48%, 11/16/2037 (h)	1,372	137
Series 2007-73, Class MI, IF, IO, 3.92%, 11/20/2037 (h)	1,463	167
Series 2007-76, Class SB, IF, IO, 4.42%, 11/20/2037 (h)	2,817	335
Series 2007-67, Class SI, IF, IO, 4.43%, 11/20/2037 (h)	1,631	180
Series 2007-72, Class US, IF, IO, 4.47%, 11/20/2037 (h)	1,281	153
Series 2008-7, Class SK, IF, 13.72%, 11/20/2037 (h)	161	204
Series 2007-79, Class SY, IF, IO, 4.47%, 12/20/2037 (h)	1,993	255
Series 2008-1, PO, 1/20/2038	93	79
Series 2015-137, Class WA, 5.49%, 1/20/2038 (h)	5,302	5,759
Series 2009-106, Class ST, IF, IO, 3.92%, 2/20/2038 (h)	12,939	1,484
Series 2008-17, IO, 5.50%, 2/20/2038	317	52

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-33, Class XS, IF, IO, 5.64%, 4/16/2038 (h)	778	116
Series 2008-36, Class SH, IF, IO, 4.22%, 4/20/2038 (h)	2,014	240
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (h)	6,729	856
Series 2008-55, Class SA, IF, IO, 4.12%, 6/20/2038 (h)	487	50
Series 2008-50, Class KB, 6.00%, 6/20/2038	998	1,111
Series 2008-60, Class CS, IF, IO, 4.07%, 7/20/2038 (h)	1,741	177
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,768	1,836
Series 2008-71, Class SC, IF, IO, 3.92%, 8/20/2038 (h)	628	55
Series 2012-59, Class WA, 5.56%, 8/20/2038 (h)	2,705	2,968
Series 2008-76, Class US, IF, IO, 3.82%, 9/20/2038 (h)	2,080	213
Series 2008-81, Class S, IF, IO, 4.12%, 9/20/2038 (h)	4,271	416
Series 2009-25, Class SE, IF, IO, 5.52%, 9/20/2038 (h)	902	127
Series 2011-97, Class WA, 6.11%, 11/20/2038 (h)	1,704	1,883
Series 2009-35, Class SN, IF, IO, 4.34%, 12/16/2038 (h)	239	4
Series 2008-93, Class AS, IF, IO, 3.62%, 12/20/2038 (h)	2,162	192
Series 2008-96, Class SL, IF, IO, 3.92%, 12/20/2038 (h)	1,205	101
Series 2008-95, Class DS, IF, IO, 5.22%, 12/20/2038 (h)	3,811	507
Series 2011-163, Class WA, 5.85%, 12/20/2038 (h)	5,818	6,392
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	539	50
Series 2014-6, Class W, 5.45%, 1/20/2039 (h)	4,993	5,300
Series 2009-6, Class SA, IF, IO, 4.04%, 2/16/2039 (h)	982	116
Series 2009-11, Class SC, IF, IO, 4.09%, 2/16/2039 (h)	1,523	124
Series 2009-10, Class SA, IF, IO, 3.87%, 2/20/2039 (h)	1,752	161
Series 2009-6, Class SH, IF, IO, 3.96%, 2/20/2039 (h)	1,061	88
Series 2009-24, Class DS, IF, IO, 4.22%, 3/20/2039 (h)	409	9

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-31, Class TS, IF, IO, 4.22%, 3/20/2039 (h)	1,726	122
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	542	120
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	1,244	327
Series 2009-22, Class SA, IF, IO, 4.19%, 4/20/2039 (h)	3,148	311
Series 2009-35, Class ZB, 5.50%, 5/16/2039	13,209	14,449
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	373	73
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	514	115
Series 2009-102, Class SM, IF, IO, 4.34%, 6/16/2039 (h)	1,920	72
Series 2009-43, Class SA, IF, IO, 3.87%, 6/20/2039 (h)	1,686	186
Series 2009-42, Class SC, IF, IO, 4.00%, 6/20/2039 (h)	2,402	256
Series 2009-64, Class SN, IF, IO, 4.04%, 7/16/2039 (h)	2,803	260
Series 2009-72, Class SM, IF, IO, 4.19%, 8/16/2039 (h)	2,647	318
Series 2009-104, Class AB, 7.00%, 8/16/2039	1,534	1,661
Series 2009-81, Class SB, IF, IO, 4.01%, 9/20/2039 (h)	4,114	406
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,150
Series 2009-106, Class AS, IF, IO, 4.34%, 11/16/2039 (h)	3,426	384
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,020
Series 2010-14, Class QP, 6.00%, 12/20/2039	159	159
Series 2015-91, Class W, 5.24%, 5/20/2040 (h)	4,699	5,033
Series 2013-75, Class WA, 5.19%, 6/20/2040 (h)	1,358	1,459
Series 2011-137, Class WA, 5.56%, 7/20/2040 (h)	2,386	2,602
Series 2010-130, Class CP, 7.00%, 10/16/2040	4,811	5,391
Series 2010-157, Class OP, PO, 12/20/2040	6,373	5,223
Series 2011-75, Class SM, IF, IO, 4.52%, 5/20/2041 (h)	3,213	458
Series 2013-26, Class AK, 4.67%, 9/20/2041 (h)	3,518	3,677

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	3,953	4,118
Series 2012-141, Class WA, 4.53%, 11/16/2041 (h)	3,721	3,932
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,419
Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	4,003	4,072
Series 2012-141, Class WB, 3.97%, 9/16/2042 (h)	2,560	2,618
Series 2014-41, Class W, 4.62%, 10/20/2042 (h)	4,261	4,429
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,106	2,210
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	2,373	2,419
Series 2012-H24, Class FA, 2.55%, 3/20/2060 (h)	176	176
Series 2012-H24, Class FG, 2.53%, 4/20/2060 (h)	3,685	3,683
Series 2013-H03, Class FA, 2.40%, 8/20/2060 (h)	187	187
Series 2011-H05, Class FB, 2.60%, 12/20/2060 (h)	2,029	2,036
Series 2012-H22, Class FD, 2.57%, 1/20/2061 (h)	12,020	12,033
Series 2011-H06, Class FA, 2.55%, 2/20/2061 (h)	2,708	2,713
Series 2012-H21, Class CF, 2.80%, 5/20/2061 (h)	2,125	2,130
Series 2011-H19, Class FA, 2.57%, 8/20/2061 (h)	2,953	2,959
Series 2012-H26, Class JA, 2.65%, 10/20/2061 (h)	4,116	4,118
Series 2012-H10, Class FA, 2.65%, 12/20/2061 (h)	54,858	55,067
Series 2012-H08, Class FB, 2.70%, 3/20/2062 (h)	9,090	9,133
Series 2013-H07, Class MA, 2.65%, 4/20/2062 (h)	1,958	1,959
Series 2012-H08, Class FS, 2.80%, 4/20/2062 (h)	6,628	6,702
Series 2012-H15, Class FA, 2.55%, 5/20/2062 (h)	785	786
Series 2012-H26, Class MA, 2.65%, 7/20/2062 (h)	1,886	1,891
Series 2012-H18, Class NA, 2.62%, 8/20/2062 (h)	2,084	2,092
Series 2012-H28, Class FA, 2.68%, 9/20/2062 (h)	10,975	10,987

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H24, Class FD, 2.69%, 9/20/2062 (h)	1,729	1,730
Series 2012-H27, Class FB, 2.60%, 10/20/2062 (h)	2,144	2,146
Series 2012-H29, Class FA, 2.61%, 10/20/2062 (h)	24,465	24,533
Series 2012-H24, Class FE, 2.70%, 10/20/2062 (h)	2,899	2,907
Series 2013-H02, Class HF, 2.40%, 11/20/2062 (h)	421	421
Series 2012-H31, Class FD, 2.44%, 12/20/2062 (h)	20,795	20,770
Series 2013-H01, Class FA, 1.65%, 1/20/2063	20,128	19,811
Series 2013-H01, Class JA, 2.42%, 1/20/2063 (h)	10,864	10,845
Series 2013-H04, Class SA, 2.52%, 2/20/2063 (h)	2,129	2,133
Series 2013-H08, Class FC, 2.55%, 2/20/2063 (h)	12,489	12,509
Series 2013-H07, Class HA, 2.51%, 3/20/2063 (h)	8,981	8,987
Series 2013-H09, Class HA, 1.65%, 4/20/2063	9,155	8,964
Series 2013-H14, Class FG, 2.57%, 5/20/2063 (h)	2,474	2,479
Series 2013-H14, Class FC, 2.57%, 6/20/2063 (h)	2,644	2,650
Series 2014-H01, Class FD, 2.75%, 1/20/2064 (h)	18,033	18,164
Series 2014-H05, Class FA, 2.79%, 2/20/2064 (h)	12,350	12,502
Series 2014-H06, Class HB, 2.75%, 3/20/2064 (h)	4,112	4,139
Series 2014-H09, Class TA, 2.70%, 4/20/2064 (h)	12,729	12,803
Series 2014-H10, Class TA, 2.70%, 4/20/2064 (h)	19,135	19,304
Series 2014-H11, Class VA, 2.60%, 6/20/2064 (h)	21,807	21,917
Series 2014-H15, Class FA, 2.60%, 7/20/2064 (h)	20,622	20,724
Series 2014-H17, Class FC, 2.60%, 7/20/2064 (h)	15,478	15,556
Series 2014-H19, Class FE, 2.57%, 9/20/2064 (h)	19,871	19,939
Series 2014-H20, Class LF, 2.70%, 10/20/2064 (h)	7,978	8,033
Series 2015-H02, Class FB, 2.60%, 12/20/2064 (h)	10,356	10,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H03, Class FA, 2.60%, 12/20/2064 (h)	9,902	9,931
Series 2015-H07, Class ES, 2.47%, 2/20/2065 (h)	14,261	14,297
Series 2015-H05, Class FC, 2.58%, 2/20/2065 (h)	34,259	34,397
Series 2015-H06, Class FA, 2.58%, 2/20/2065 (h)	20,376	20,440
Series 2015-H08, Class FC, 2.58%, 3/20/2065 (h)	48,944	49,134
Series 2015-H10, Class FC, 2.58%, 4/20/2065 (h)	38,893	39,052
Series 2015-H12, Class FA, 2.58%, 5/20/2065 (h)	23,372	23,463
Series 2015-H15, Class FD, 2.54%, 6/20/2065 (h)	11,296	11,325
Series 2015-H15, Class FJ, 2.54%, 6/20/2065 (h)	16,540	16,581
Series 2015-H18, Class FA, 2.55%, 6/20/2065 (h)	16,982	17,016
Series 2015-H16, Class FG, 2.54%, 7/20/2065 (h)	20,870	20,920
Series 2015-H16, Class FL, 2.54%, 7/20/2065 (h)	26,506	26,574
Series 2015-H20, Class FA, 2.57%, 8/20/2065 (h)	16,829	16,892
Series 2015-H26, Class FG, 2.62%, 10/20/2065 (h)	5,236	5,267
Series 2015-H32, Class FH, 2.76%, 12/20/2065 (h)	11,284	11,417
Series 2016-H07, Class FA, 2.85%, 3/20/2066 (h)	50,239	51,014
Series 2016-H07, Class FB, 2.85%, 3/20/2066 (h)	12,676	12,872
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (h)	24,744	25,013
Series 2016-H26, Class FC, 3.10%, 12/20/2066 (h)	17,733	18,177
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (h)	80,037	10,357
Series 2017-H14, Class XI, IO, 1.60%, 6/20/2067 (h)	63,912	6,442
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	40,672	39,980
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.46%, 6/25/2034 (b) (h)	520	499
Series 2005-RP2, Class 1AF, 2.41%, 3/25/2035 (b) (h)	961	899

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AF, 2.41%, 9/25/2035 (b) (h)	5,969	5,346
Series 2005-RP3, Class 1AS, IO, 2.48%, 9/25/2035 ‡ (b) (h)	4,400	291
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.46%, 9/25/2032 (h)	47	47
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	207	213
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	880	904
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	535	572
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	656	675
Series 2005-5F, Class 8A3, 2.56%, 6/25/2035 (h)	264	252
Series 2005-AR6, Class 3A1, 3.97%, 9/25/2035 (h)	89	90
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	1,220	1,282
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	612	706
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	3,231	2,759
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (e)	38,825	39,116
4.25%, 6/25/2023 (h)	18,838	18,746
Impac CMB Trust Series 2005-4, Class 2A1, 2.66%, 5/25/2035 (h)	1,053	1,042
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	713	745
Impac Secured Assets Corp. Series 2004-3, Class 1A4, 2.86%, 11/25/2034 (h)	4	4
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.41%, 5/25/2036 (h)	3,925	3,883
Series 2006-2, Class 2A1, 2.41%, 8/25/2036 (h)	3,448	3,383
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (h)	3,499	3,572
Series 2004-A3, Class 4A1, 4.54%, 7/25/2034 (h)	297	306
Series 2006-A3, Class 6A1, 3.99%, 8/25/2034 (h)	793	790
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (h)	5,987	6,047

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-A4, Class 1A1, 4.64%, 9/25/2034 (h)	414	425
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	87	88
Series 2005-A1, Class 3A4, 4.00%, 2/25/2035 (h)	1,199	1,230
Series 2007-A1, Class 5A1, 3.84%, 7/25/2035 (h)	753	772
Series 2007-A1, Class 5A2, 3.84%, 7/25/2035 (h)	301	310
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (h)	559	507
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	366	351
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	3,079	2,298
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (h)	1,599	1,642
Series 2004-3, Class 4A2, 3.51%, 4/25/2034 (h)	580	542
Series 2004-15, Class 3A1, 4.09%, 12/25/2034 (h)	347	336
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	26	26
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	86	88
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	335	324
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	461	477
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	227	234
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,879	1,969
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	438	456
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	271	224
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	179	183
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	229	191
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	2	2
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	2	2
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	4	4

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-8, PO, 8/25/2019 ‡	5	4
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	19	19
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	51	51
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	35	33
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	103	104
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	536	552
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	227	228
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	25	21
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.41%, 5/25/2035 (b) (h)	8,248	6,713
Series 2006-2, Class 1A1, 4.40%, 5/25/2036 (b) (h)	994	900
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	290	234
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.68%, 10/25/2028 (h)	979	972
Series 2003-F, Class A1, 2.70%, 10/25/2028 (h)	2,005	1,986
Series 2004-A, Class A1, 2.52%, 4/25/2029 (h)	381	375
Series 2004-C, Class A2, 3.10%, 7/25/2029 (h)	809	797
Series 2003-A5, Class 2A6, 4.35%, 8/25/2033 (h)	466	481
Series 2004-A4, Class A2, 4.09%, 8/25/2034 (h)	879	900
Series 2004-1, Class 2A1, 3.99%, 12/25/2034 (h)	927	934
Series 2005-A2, Class A1, 3.53%, 2/25/2035 (h)	1,398	1,417
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 3.04%, 6/25/2037 (h)	1,403	1,378
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1	1
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.93%, 10/25/2019 (h)	207	200
Series 2004-3, Class 4A, 5.66%, 4/25/2034 (h)	1,944	2,044

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.54%, 6/15/2030 (h)	2,262	2,196
Series 2000-TBC3, Class A1, 2.50%, 12/15/2030 (h)	499	483
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	562	562
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1,079	1,076
Series 2010-R3, Class 1A, 2.64%, 12/8/2020 (h)	11,682	11,804
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69	71
Series 2003-A1, Class A1, 5.50%, 5/25/2033	83	84
Series 2003-A1, Class A2, 6.00%, 5/25/2033	181	184
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	1	1
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	746	786
Prog 2018-jpm 7/24/2023 ‡	50,000	50,000
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81%, 5/25/2035 (h)	240	236
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	13	14
Series 2002-QS16, Class A3, IF, 12.31%, 10/25/2017 (h)	1	1
Series 2003-QS3, Class A2, IF, 11.96%, 2/25/2018 (h)	3	3
Series 2003-QS9, Class A3, IF, IO, 5.49%, 5/25/2018 ‡ (h)	10	—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1	—	(i)
Series 2003-QS12, Class A2A, IF, IO, 5.54%, 6/25/2018 ‡ (h)	3	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	26	26
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	13	13
Series 2005-QA6, Class A32, 4.99%, 5/25/2035 (h)	1,175	947

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	160	149
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.68%, 11/25/2033 (b) (h)	1,955	1,995
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (h)	2,121	2,212
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	72	62
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	68	67
Series 2003-A14, Class A1, 4.75%, 2/25/2019	3	3
Series 2005-A2, Class A4, IF, IO, 2.99%, 3/25/2035 ‡ (h)	6,821	390
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	686	668
RFMSI Trust
Series 2003-S16, Class A3, 5.00%, 9/25/2018	3	4
Series 2005-SA4, Class 1A1, 4.05%, 9/25/2035 (h)	384	347
SART 7/15/2024	85,981	86,143
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	19,905	19,905
Sequoia Mortgage Trust
Series 2004-8, Class A1, 2.78%, 9/20/2034 (h)	1,029	1,013
Series 2004-8, Class A2, 3.25%, 9/20/2034 (h)	1,551	1,542
Series 2004-10, Class A1A, 2.70%, 11/20/2034 (h)	428	425
Series 2004-11, Class A1, 2.68%, 12/20/2034 (h)	1,400	1,380
Series 2004-12, Class A3, 2.82%, 1/20/2035 (h)	1,113	1,036
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.74%, 10/19/2034 (h)	1,332	1,315
Series 2005-AR5, Class A3, 2.33%, 7/19/2035 (h)	4,678	4,549
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.89%, 12/25/2033 (h)	1,420	1,427
Series 2004-4XS, Class 1A5, 5.25%, 2/25/2034 (e)	1,925	1,946

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-RF3, Class 1A, 2.41%, 6/25/2035 (b) (h)	721		649
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	1,865		1,897
Series 2003-34A, Class 3A3, 3.94%, 11/25/2033 (h)	435		437
Series 2004-5H, Class A4, 5.54%, 12/25/2033	3,549		3,628
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.70%, 9/25/2043 (h)	3,140		3,127
Series 2004-4, Class 3A, 3.15%, 12/25/2044 (h)	2,485		2,502
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	2,290		2,456
Series 1994-1, Class 1, 5.31%, 2/15/2024 (h)	699		727
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,778		1,873
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	1,035		1,131
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	471		513
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,506		1,650
Series 1998-1, Class 2E, 7.00%, 3/15/2028	969		1,070
WaMu Mortgage Pass-Through Certificates
Series 2003-S10, Class A2, 5.00%, 10/25/2018	4		4
Series 2003-S4, Class 2A10, IF, 11.78%, 6/25/2033 (h)	196		213
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	502		509
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A5, 4.50%, 9/25/2018	1		1
Series 2003-S8, Class A6, 4.50%, 9/25/2018	—	(i)	—	(i)
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	56		56
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	72		72
Series 2003-S1, Class A5, 5.50%, 4/25/2033	796		813
Series 2003-AR7, Class A7, 4.12%, 8/25/2033 (h)	723		740
Series 2003-AR9, Class 1A6, 3.90%, 9/25/2033 (h)	4,348		4,457
Series 2003-AR9, Class 2A, 4.09%, 9/25/2033 (h)	990		1,002

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-S9, Class P, PO, 10/25/2033 ‡	30	26
Series 2003-AR11, Class A6, 3.45%, 10/25/2033 (h)	2,526	2,563
Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,966	3,028
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (h)	1,141	1,164
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (h)	1,467	1,495
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	3,042	3,155
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	420	426
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036 ‡ (h)	99	83
Series 2006-AR8, Class 1A2, 3.90%, 8/25/2046 (h)	626	595
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	109	87
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	908	893
Series 2005-2, Class 2A3, IF, IO, 2.94%, 4/25/2035 ‡ (h)	2,115	195
Series 2005-2, Class 1A4, IF, IO, 2.99%, 4/25/2035 ‡ (h)	7,184	604
Series 2005-4, Class CB7, 5.50%, 6/25/2035	2,543	2,452
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	2,476	469
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	476	461
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	185	175
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	4	4
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	82	74
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	205	192
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 2A1, 3.61%, 11/25/2033 (h)	233	231
Series 2003-K, Class 1A1, 3.68%, 11/25/2033 (h)	1,657	1,684
Series 2003-K, Class 1A2, 3.68%, 11/25/2033 (h)	63	65

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-B, Class A1, 3.76%, 2/25/2034 (h)	533	537
Series 2004-4, Class A9, 5.50%, 5/25/2034	381	387
Series 2004-I, Class 1A1, 3.98%, 7/25/2034 (h)	2,244	2,299
Series 2004-S, Class A1, 4.38%, 9/25/2034 (h)	1,997	2,046
Series 2004-P, Class 2A1, 4.62%, 9/25/2034 (h)	5,280	5,428
Series 2004-V, Class 1A1, 4.27%, 10/25/2034 (h)	788	801
Series 2004-V, Class 1A2, 4.27%, 10/25/2034 (h)	1,010	1,044
Series 2004-EE, Class 2A1, 4.24%, 12/25/2034 (h)	1,012	1,031
Series 2004-EE, Class 2A2, 4.24%, 12/25/2034 (h)	688	709
Series 2004-EE, Class 3A1, 4.24%, 12/25/2034 (h)	1,460	1,517
Series 2004-EE, Class 3A2, 4.24%, 12/25/2034 (h)	477	495
Series 2005-AR3, Class 1A1, 4.35%, 3/25/2035 (h)	9,059	9,327
Series 2005-AR8, Class 2A1, 4.07%, 6/25/2035 (h)	1,108	1,137
Series 2005-14, Class 2APO, PO, 12/25/2035 ‡	79	70
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	577	594
Series 2007-7, Class A7, 6.00%, 6/25/2037	207	206
Series 2007-11, Class A14, 6.00%, 8/25/2037	1,274	1,265

Total Collateralized Mortgage Obligations (Cost $2,645,742)		2,657,686

Commercial Mortgage-Backed Securities — 7.0%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (b) (h)	21,000	20,031
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (b) (h)	13,399	12,644
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	6,929
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (h)	7,700	7,132
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (b) (h)	27,564	25,377

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,522
Series 2016-FR13, Class A, 1.67%, 8/27/2045 (b) (h)	9,619	8,413
Series 2015-FR11, Class AK25, 2.70%, 9/27/2045 (b) (h)	7,484	6,832
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	14,639
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.79%, 9/10/2047 ‡ (b) (h)	4,802	17
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC, IO, 0.10%, 10/10/2045 ‡ (b) (h)	25,442	—	(i)
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,858
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	46,436
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.50%, 12/11/2038 ‡ (b) (h)	5,724	20
Series 2007-T26, Class X1, IO, 0.06%, 1/12/2045 ‡ (b) (h)	110,620	56
BXMT Ltd. Series 2017-FL1, Class D, 4.76%, 6/15/2035 ‡ (b) (h)	20,740	20,870
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.68%, 12/11/2049 ‡ (b) (h)	1,069	9
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.78%, 10/15/2048 ‡ (b) (h)	25,249	255
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.07%, 8/15/2048 ‡ (h)	7,189	116
Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.87%, 8/13/2027 (b) (h)	7,748	7,748
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,645
Series 2014-TWC, Class A, 2.92%, 2/13/2032 (b) (h)	10,196	10,202
Series 2014-TWC, Class B, 3.67%, 2/13/2032 ‡ (b) (h)	2,850	2,853
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (h)	53,745	53,870
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (h)	6,150	6,032
Series 2006-GG7, Class AM, 5.95%, 7/10/2038 (h)	818	818

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-CR2, Class XA, IO, 1.82%, 8/15/2045 ‡ (h)	24,426	1,295
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,070
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,337
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,836
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AX, IO, 0.10%, 1/15/2049 ‡ (b) (h)	22,098	—	(i)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	29,521
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (b) (h)	4,929	4,880
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,620
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	16,088
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.26%, 7/10/2044 ‡ (b) (h)	20,453	474
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (h)	4,000	3,837
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	2,275	2,262
Series KJ09, Class A2, 2.84%, 9/25/2022	21,382	21,161
Series KS01, Class A2, 2.52%, 1/25/2023	14,000	13,706
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	40,733
Series K038, Class A2, 3.39%, 3/25/2024	20,914	21,194
Series K731, Class AM, 3.60%, 2/25/2025 (h)	32,000	32,600
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,249
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	29,597
Series K052, Class A2, 3.15%, 11/25/2025	23,597	23,470
Series K061, Class AM, 3.44%, 11/25/2026 (h)	20,000	20,047
Series K065, Class A2, 3.24%, 4/25/2027	21,719	21,532
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,550
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,022
Series K069, Class A2, 3.19%, 9/25/2027 (h)	48,115	47,381
Series K070, Class A2, 3.30%, 11/25/2027 (h)	17,323	17,186
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,731
Series K072, Class AM, 3.50%, 12/25/2027 (h)	19,000	18,995

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K073, Class A2, 3.35%, 1/25/2028	33,492	33,287
Series W5FX, Class AFX, 3.34%, 4/25/2028 (h)	21,769	21,361
Series K077, Class A2, 3.85%, 5/25/2028 (h)	33,800	34,914
FNMA ACES
Series 2012-M11, Class FA, 2.58%, 8/25/2019 (h)	2,314	2,312
Series 2010-M1, Class A2, 4.45%, 9/25/2019	10,181	10,286
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	4,476	4,539
Series 2010-M7, Class A2, 3.66%, 11/25/2020	2,933	2,961
Series 2011-M1, Class A3, 3.76%, 6/25/2021	6,535	6,651
Series 2011-M8, Class A2, 2.92%, 8/25/2021	6,007	5,991
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (h)	22,530	22,302
Series 2013-M7, Class A2, 2.28%, 12/27/2022	11,600	11,283
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	9,515	9,244
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (h)	3,334	3,272
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	16,876	17,143
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	24,000	24,431
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	3,280	3,264
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	11,740	11,637
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	11,580
Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	29,203
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,298	7,043
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (h)	11,808	11,779
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (h)	10,000	9,822
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (h)	64,822	63,292
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (h)	96,850	90,345
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	57,625	53,931

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	57,555	56,135
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	33,600	32,684
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (h)	44,413	43,444
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (h)	25,707	24,981
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (h)	97,843	95,506
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	35,260	34,877
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (h)	45,168	45,042
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (h)	8,018	7,744
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	13,872
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (h)	17,874	17,089
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	47,096	45,027
FORT CRE LLC
Series 2016-1A, Class B, 4.82%, 5/21/2036 (b) (h)	7,868	7,883
Series 2016-1A, Class C, 5.32%, 5/21/2036 (b) (h)	14,100	14,125
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (b) (h)	27,500	26,721
Series 2015-K45, Class B, 3.71%, 4/25/2048 (b) (h)	11,025	10,739
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (h)	5,000	4,870
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (h)	10,000	9,914
Series 2016-K56, Class B, 4.07%, 6/25/2049 (b) (h)	8,451	8,343
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b) (h)	21,565	21,380
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (h)	8,500	8,310
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (h)	8,000	7,815
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	10,084	10,042
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031 ‡ (b) (h)	67,725	444

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
GS Mortgage Securities Trust
Series 2006-GG8, Class X, IO, 1.09%, 11/10/2039 ‡ (b) (h)	13,787	—	(i)
Series 2011-GC5, Class D, 5.56%, 8/10/2044 (b) (h)	825	811
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	36,367
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (b) (h)	58,899	15
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (h)	32,006	40
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (b) (h)	25,991	—	(i)
Series 2006-LDP9, Class A3SF, 2.22%, 5/15/2047 (h)	1,292	1,290
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,587	3,592
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (h)	46,117	1
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.27%, 12/27/2046 (b) (h)	14,000	12,343
Series 2014-FRR1, Class BK10, 2.52%, 11/27/2049 ‡ (b) (h)	2,900	2,781
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,871
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.34%, 2/15/2040 ‡ (h)	7,950	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.67%, 12/12/2049 ‡ (b) (h)	6,092	—	(i)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	18,000	18,153
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (h)	13,236	—	(i)
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (b) (h)	4,620	8
Series 2007-IQ13, Class X, IO, 0.52%, 3/15/2044 ‡ (b) (h)	9,901	30
Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (b) (h)	4,135	—	(i)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	4,092	4,088

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-C3, Class A3, 4.05%, 7/15/2049	4,125	4,156
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (b)	2,447	2,379
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (b)	1,110	1,106
PFP Ltd. (Cayman Islands)
Series 2017-3, Class B, 3.81%, 1/14/2035 ‡ (b) (h)	3,462	3,468
Series 2017-3, Class C, 4.56%, 1/14/2035 ‡ (b) (h)	4,000	4,012
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,367
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	5,676
TPG Real Estate Finance Ltd. (Cayman Islands)
Series 2018-FL1, Class AS, 3.01%, 2/15/2035 (b) (h)	9,000	9,003
Series 2018-FL1, Class C, 3.96%, 2/15/2035 ‡ (b) (h)	13,000	13,086
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045 (b) (h)	14,082	848
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,520
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,349
Series 2012-C2, Class XA, IO, 1.49%, 5/10/2063 ‡ (b) (h)	47,467	1,956
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,394
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	31,129
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,024
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.10%, 3/15/2045 ‡ (b) (h)	35,664	—	(i)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (h)	13,452	13,331
Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,812
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	6,669

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	9,206	9,430
Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (b) (h)	2,500	2,451
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,327	9,381

Total Commercial Mortgage-backed Securities (Cost $2,038,745)		2,016,496

U.S. Government Agency Securities — 2.1%
FFCB 5.13%, 11/15/2018	2,986	3,006
FHLB 5.50%, 7/15/2036	9,865	12,787
Financing Corp. STRIPS DN, 2.18%, 3/7/2019 (a)	1,795	1,772
FNMA 1.83%, 10/9/2019 (a)	57,500	55,874
DN, 3.90%, 5/15/2030 (a)	8,071	5,413
Government Trust Certificate 2.57%, 4/1/2019 (a)	11,944	11,767
Resolution Funding Corp. STRIPS 1.69%, 10/15/2019 (a)	108,649	105,520
1.74%, 7/15/2020	225,211	214,029
1.97%, 10/15/2020 (a)	50,759	47,910
1.58%, 1/15/2021 (a)	47,400	44,369
DN, 2.93%, 1/15/2026 (a)	12,675	10,037
DN, 2.74%, 10/15/2027 (a)	11,275	8,391
DN, 2.89%, 1/15/2030 (a)	30,700	21,127
DN, 3.12%, 4/15/2030 (a)	18,250	12,491
Tennessee Valley Authority 5.88%, 4/1/2036	21,937	28,643
5.50%, 6/15/2038	493	629
4.63%, 9/15/2060	4,157	4,990
4.25%, 9/15/2065	2,604	2,939
Tennessee Valley Authority STRIPS 4.64%, 5/1/2019 (a)	10,762	10,568
DN, 3.79%, 11/1/2025 (a)	17,495	13,868
DN, 5.01%, 7/15/2028 (a)	3,119	2,217
DN, 3.45%, 12/15/2028 (a)	3,500	2,452
DN, 4.59%, 6/15/2035 (a)	2,242	1,226

Total U.S. Government Agency Securities (Cost $631,146)		622,025

Foreign Government Securities — 0.9%
Israel Government AID Bond (Israel) 2.45%, 11/1/2019 (a)	3,000	2,907
3.99%, 11/1/2023 (a)	3,587	3,075
5.50%, 12/4/2023	7,240	8,140
3.16%, 8/15/2024 (a)	3,305	2,760

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.94%, 11/1/2024 (a)	5,000	4,149
2.86%, 11/1/2024 (a)	68,521	56,862
3.21%, 11/1/2024 (a)	21,968	18,209
2.01%, 11/15/2024 (a)	2,517	2,086
3.26%, 5/15/2025 (a)	14,763	11,950
3.23%, 8/15/2025 (a)	23,876	19,174
2.13%, 11/15/2025 (a)	4,000	3,187
3.32%, 11/15/2025 (a)	14,275	11,374
2.30%, 8/15/2026 (a)	17,300	13,383
4.34%, 11/15/2026 (a)	2,242	1,720
5.50%, 9/18/2033	6,771	8,442
Province of Quebec (Canada) 7.37%, 3/6/2026 (e)	502	627
Republic of Colombia (Colombia) 4.00%, 2/26/2024	6,987	6,983
4.50%, 1/28/2026	3,811	3,899
7.38%, 9/18/2037	1,400	1,778
5.63%, 2/26/2044	941	1,020
5.00%, 6/15/2045	3,979	3,979
Republic of Panama (Panama) 4.50%, 4/16/2050	5,100	5,055
Republic of Peru (Peru) 5.63%, 11/18/2050	737	881
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,546
United Mexican States (Mexico) 3.60%, 1/30/2025	7,166	6,962
4.13%, 1/21/2026	5,155	5,127
3.75%, 1/11/2028	22,959	21,823
4.75%, 3/8/2044	3,906	3,740
5.55%, 1/21/2045	12,227	13,006
4.60%, 1/23/2046	2,862	2,665
4.35%, 1/15/2047	4,228	3,847
4.60%, 2/10/2048	1,928	1,800
5.75%, 10/12/2110	5,118	5,118

Total Foreign Government Securities (Cost $264,271)		259,274

Municipal Bonds — 0.3% (l)
California — 0.0% (c)
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,389

Transportation — 0.0% (c)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	3,060	3,878

Total California		7,267

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 0.2%
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	2,705

Transportation — 0.2%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	13,511
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,659
Series 174, Rev., 4.46%, 10/1/2062	17,925	18,950

		37,120

Total New York		39,825

Ohio — 0.1%
Education — 0.0% (c)
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	3,478	3,392
Series A, Rev., 4.80%, 6/1/2111	9,576	10,226
Rev., 5.59%, 12/1/2114	1,000	1,140

		14,758

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	11,725	17,119

Total Ohio		31,877

Total Municipal Bonds (Cost $68,271)		78,969

Supranational — 0.1%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $24,968)	23,640	24,933

	SHARES (000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (m) (n) (Cost $328,287)	328,247	328,346

Total Investments — 99.8% (Cost $29,146,379)		28,903,667
Other Assets Less Liabilities — 0.2%		69,859

NET ASSETS — 100.0%		28,973,526

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	The rate shown is the effective yield as of August 31, 2018.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2018.
(g)	Security is an interest bearing note with preferred security characteristics.

(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 27.2%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	571
Airbus SE (France) 3.15%, 4/10/2027 (a)	655	632
3.95%, 4/10/2047 (a)	150	148
Arconic, Inc. 5.40%, 4/15/2021	1,581	1,623
5.87%, 2/23/2022	4,080	4,242
5.13%, 10/1/2024	2,920	2,933
5.90%, 2/1/2027	1,350	1,367
6.75%, 1/15/2028	3,265	3,338
5.95%, 2/1/2037	1,432	1,428
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	145	149
General Dynamics Corp. 3.00%, 5/11/2021	9,730	9,710
1.88%, 8/15/2023	308	289
3.50%, 5/15/2025	10,885	10,983
Lockheed Martin Corp. 4.07%, 12/15/2042	1,311	1,274
3.80%, 3/1/2045	600	556
Precision Castparts Corp. 3.25%, 6/15/2025	3,035	2,974
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	4,833
United Technologies Corp. 3.95%, 8/16/2025	4,215	4,234
4.50%, 6/1/2042	2,471	2,446
4.63%, 11/16/2048	4,095	4,134

		57,864

Air Freight & Logistics — 0.0% (b)
United Parcel Service of America, Inc. 8.37%, 4/1/2030 (c)	235	317
United Parcel Service, Inc. 2.80%, 11/15/2024	1,700	1,643

		1,960

Airlines — 0.1%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)	1,375	1,392
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	2,957	2,974
United Continental Holdings, Inc. 4.25%, 10/1/2022	1,287	1,264
5.00%, 2/1/2024	3,635	3,599

		9,229

Auto Components — 0.2%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	2,866	2,823
4.75%, 10/1/2027 (a)	610	573

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,417	1,453
6.25%, 3/15/2026	776	765
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	1,352	1,352
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	2,512	2,506
5.00%, 5/31/2026	2,243	2,105
4.88%, 3/15/2027	2,598	2,384
Icahn Enterprises LP 6.25%, 2/1/2022	2,967	3,048
6.75%, 2/1/2024	5,627	5,810
6.38%, 12/15/2025	3,870	3,919
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023 (a) (d)	350	339
Tenneco, Inc. 5.38%, 12/15/2024	2,085	1,952

		29,029

Automobiles — 0.3%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	1,750	1,674
Daimler Finance North America LLC (Germany) 2.70%, 8/3/2020 (a)	1,000	989
2.88%, 3/10/2021 (a)	1,500	1,483
3.35%, 5/4/2021 (a)	3,000	3,000
3.30%, 5/19/2025 (a)	500	484
8.50%, 1/18/2031	195	275
Fiat Chrysler Automobiles NV (United Kingdom) 4.50%, 4/15/2020	1,000	1,005
5.25%, 4/15/2023	2,550	2,591
Ford Motor Co. 4.35%, 12/8/2026	523	491
6.63%, 10/1/2028	3,500	3,749
7.45%, 7/16/2031	1,250	1,386
General Motors Co. 6.60%, 4/1/2036	2,655	2,850
Hyundai Capital America 3.45%, 3/12/2021 (a)	2,000	1,971
Jaguar Land Rover Automotive plc (United Kingdom) 5.63%, 2/1/2023 (a)	2,227	2,196
4.50%, 10/1/2027 (a)	3,607	3,053
Motors Liquidation Co. 7.70%, 4/15/2016 ‡ (e)	2,500	—	(f)
Nissan Motor Acceptance Corp. 2.13%, 3/3/2020 (a)	538	529

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
3.15%, 3/15/2021 (a)	1,200	1,191
2.80%, 1/13/2022 (a)	7,205	7,039

		35,956

Banks — 4.4%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	3,500	3,441
4.75%, 7/28/2025 (a)	15,301	15,493
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	2,200	2,191
2.75%, 1/22/2021 (a)	2,200	2,165
2.88%, 1/25/2022 (a)	1,200	1,172
3.45%, 7/17/2027 (a)	889	854
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,200	1,199
Australia & New Zealand Banking Group Ltd. (Australia) 2.25%, 12/19/2019 (a)	1,000	991
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (g) (h) (i)	820	823
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (h)	200	195
Banco Santander SA (Spain) 3.13%, 2/23/2023	1,600	1,533
4.38%, 4/12/2028	7,000	6,768
Bank of America Corp.
Series L, 2.25%, 4/21/2020	2,425	2,395
2.50%, 10/21/2022	1,025	986
3.30%, 1/11/2023	86	85
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (h)	57	56
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (h)	1,805	1,759
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (h)	29,213	28,439
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (h)	5,000	5,023
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (g) (h) (i)	4,480	4,726
4.00%, 1/22/2025	7,677	7,589
Series L, 3.95%, 4/21/2025	1,326	1,305
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (h)	519	497

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (h)	6,000	5,793
(ICE LIBOR USD 3 Month + 0.77%), 3.11%, 2/5/2026 (h)	6,915	6,813
4.45%, 3/3/2026	1,294	1,297
4.25%, 10/22/2026	473	470
3.25%, 10/21/2027	12,200	11,457
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (h)	1,000	967
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (h)	467	440
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (h)	13,000	12,764
6.98%, 3/7/2037	1,500	1,793
Bank of Montreal (Canada) 2.38%, 1/25/2019	655	655
1.50%, 7/18/2019	653	646
2.10%, 12/12/2019	1,137	1,128
Series D, 3.10%, 4/13/2021	1,300	1,295
1.75%, 6/15/2021 (a)	2,000	1,928
Bank of Nova Scotia (The) (Canada) 1.65%, 6/14/2019	1,000	992
1.85%, 4/14/2020	1,725	1,695
2.50%, 1/8/2021	2,700	2,659
3.13%, 4/20/2021	22,600	22,499
1.88%, 9/20/2021 (a)	500	482
2.45%, 9/19/2022	1,000	966
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	2,833	3,072
Barclays plc (United Kingdom) 4.38%, 9/11/2024	1,150	1,116
4.38%, 1/12/2026	800	781
5.20%, 5/12/2026	4,803	4,746
4.84%, 5/9/2028	2,687	2,552
BB&T Corp. 6.85%, 4/30/2019	150	154
5.25%, 11/1/2019	500	513
2.63%, 6/29/2020	1,500	1,491
2.05%, 5/10/2021	500	485
2.85%, 10/26/2024	800	769
BNP Paribas SA (France) 3.80%, 1/10/2024 (a)	2,000	1,967
3.38%, 1/9/2025 (a)	980	928
BNZ International Funding Ltd. (New Zealand) 2.10%, 9/14/2021 (a)	1,000	957
2.90%, 2/21/2022 (a)	1,000	976

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Caixa Economica Federal (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024 (h) (j)	1,350	1,347
Canadian Imperial Bank of Commerce (Canada) 2.25%, 7/21/2020 (a)	3,319	3,269
2.70%, 2/2/2021	1,000	987
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,369
CIT Group, Inc. 5.00%, 8/15/2022	1,846	1,883
5.00%, 8/1/2023	3,704	3,764
4.75%, 2/16/2024	2,278	2,284
5.25%, 3/7/2025	1,774	1,804
6.13%, 3/9/2028	645	674
Citibank NA 3.05%, 5/1/2020	600	600
3.40%, 7/23/2021	15,480	15,512
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (g) (h) (i)	2,062	2,114
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (g) (h) (i)	1,545	1,598
2.90%, 12/8/2021	1,500	1,477
2.75%, 4/25/2022	2,000	1,949
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (g) (h) (i)	581	595
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (g) (h) (i)	813	835
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (g) (h) (i)	2,315	2,358
6.88%, 6/1/2025	645	741
7.00%, 12/1/2025	1,115	1,284
3.70%, 1/12/2026	970	947
4.30%, 11/20/2026	2,500	2,465
6.63%, 1/15/2028	838	975
(ICE LIBOR USD 3 Month + 1.19%), 4.08%, 4/23/2029 (h)	2,000	1,969
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,092
Commonwealth Bank of Australia (Australia) 2.50%, 9/18/2022 (a)	1,070	1,031
3.45%, 3/16/2023 (a)	1,200	1,195
Cooperatieve Rabobank UA (Netherlands) 2.50%, 1/19/2021	2,000	1,967
2.75%, 1/10/2023	1,500	1,454
Credit Agricole SA (France) 2.38%, 7/1/2021 (a)	18,697	18,118
3.75%, 4/24/2023 (a)	1,200	1,183

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued
4.38%, 3/17/2025 (a)		5,765	5,675
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (g) (h) (i)		6,591	7,251
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020		519	515
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (a)		7,000	6,693
2.70%, 3/2/2022 (a)		619	600
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 4/6/2022 (g) (h) (i) (j)	EUR	3,700	4,626
Fifth Third Bancorp 3.95%, 3/14/2028		1,000	991
Fifth Third Bank 3.85%, 3/15/2026		234	230
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)		1,045	1,078
HSBC Holdings plc (United Kingdom) 3.40%, 3/8/2021		15,869	15,870
2.65%, 1/5/2022		3,840	3,736
4.00%, 3/30/2022		1,371	1,395
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (h)		13,655	13,459
3.60%, 5/25/2023		1,250	1,243
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (h)		1,052	1,019
4.25%, 3/14/2024		9,200	9,227
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (g) (h) (i)		10,727	10,754
4.25%, 8/18/2025		1,333	1,324
4.30%, 3/8/2026		1,006	1,018
3.90%, 5/25/2026		506	498
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (h)		6,263	6,124
Huntington Bancshares, Inc. 3.15%, 3/14/2021		846	842
2.30%, 1/14/2022		1,084	1,043
Huntington National Bank (The) 2.88%, 8/20/2020		1,155	1,147
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021		400	384
2.96%, 11/8/2022		350	339
ING Groep NV (Netherlands) 3.15%, 3/29/2022		1,200	1,182
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (g) (h) (i) (j)		2,957	3,008
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (a)		1,405	1,206
KeyBank NA 3.18%, 5/22/2022		1,621	1,598

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KeyCorp 2.90%, 9/15/2020	605	601
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	2,000	1,978
6.50%, 9/14/2020 (a)	1,700	1,788
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (h)	2,650	2,532
4.38%, 3/22/2028	633	623
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (h)	8,805	8,113
M&T Bank Corp. 3.55%, 7/26/2023	2,000	2,003
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.54%, 7/26/2021	1,600	1,606
3.00%, 2/22/2022	413	406
2.67%, 7/25/2022	2,150	2,085
2.53%, 9/13/2023	423	401
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (a)	2,300	2,286
Mizuho Financial Group, Inc. (Japan) 3.17%, 9/11/2027	2,000	1,887
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	1,510	1,494
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (a)	15,000	14,825
2.75%, 9/14/2020 (a)	6,256	6,189
MUFG Union Bank NA 2.25%, 5/6/2019	1,500	1,497
National Australia Bank Ltd. (Australia) 2.63%, 7/23/2020	1,100	1,087
2.50%, 1/12/2021	4,000	3,926
3.38%, 1/14/2026	1,848	1,797
2.50%, 7/12/2026	448	407
National Savings Bank (Sri Lanka) 8.88%, 9/18/2018 (j)	200	200
Nordea Bank AB (Sweden) 4.88%, 1/27/2020 (a)	3,000	3,073
4.25%, 9/21/2022 (a)	886	899
3.75%, 8/30/2023 (a)	1,250	1,245
(USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024 (a) (g) (h) (i)	7,551	7,428
PNC Bank NA 2.15%, 4/29/2021	655	639
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	1,057	1,083
Regions Bank 2.75%, 4/1/2021	2,000	1,971
Royal Bank of Canada (Canada) 2.00%, 10/1/2018	630	630
2.00%, 12/10/2018	308	307
1.88%, 2/5/2020	2,960	2,917

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
2.15%, 3/6/2020	1,380	1,364
4.65%, 1/27/2026	423	435
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (g) (h) (i)	2,080	2,132
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021 (g) (h) (i)	1,955	2,093
6.13%, 12/15/2022	10,795	11,322
6.10%, 6/10/2023	900	940
3.88%, 9/12/2023	2,000	1,949
5.13%, 5/28/2024	2,460	2,467
Russian Agricultural Bank OJSC (Russia) 8.50%, 10/16/2023 (j)	796	813
Santander UK Group Holdings plc (United Kingdom) 4.75%, 9/15/2025 (a)	4,296	4,233
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	1,697	1,696
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (g) (h) (i)	3,045	3,175
5.00%, 1/17/2024 (a)	5,000	5,098
4.25%, 4/14/2025 (a)	800	777
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (g) (h) (i)	2,613	2,786
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (a)	1,545	1,524
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (a)	2,600	2,572
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (h)	1,200	1,181
State Savings Bank of Ukraine (Ukraine) 9.38%, 3/10/2023 (c) (j)	1,663	1,669
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	2,200	2,180
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.85%, 1/11/2022	1,200	1,176
2.78%, 7/12/2022	3,550	3,458
2.78%, 10/18/2022	1,644	1,591
3.10%, 1/17/2023	3,099	3,039
3.75%, 7/19/2023	1,250	1,256
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (h)	1,240	1,230
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (h)	1,030	1,030
SunTrust Banks, Inc. 4.00%, 5/1/2025	1,857	1,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) 2.13%, 7/2/2019	712	709
2.25%, 11/5/2019	453	451
2.55%, 1/25/2021	2,000	1,973
3.50%, 7/19/2023	1,200	1,205
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (h)	372	353
UBS Group AG (Switzerland) (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (g) (h) (i) (j)	EUR 11,400	14,687
UBS Group Funding Switzerland AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (h)	1,303	1,258
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (a)	3,100	3,087
US Bancorp 7.50%, 6/1/2026	2,000	2,436
Series V, 2.38%, 7/22/2026	1,700	1,556
Series X, 3.15%, 4/27/2027	4,900	4,721
Vnesheconombank Via VEB Finance plc (Russia) 6.03%, 7/5/2022 (j)	3,600	3,483
5.94%, 11/21/2023 (j)	500	480
Wachovia Corp. 7.57%, 8/1/2026 (c)	515	622
Wells Fargo & Co. 2.50%, 3/4/2021	1,607	1,576
2.63%, 7/22/2022	2,000	1,935
3.07%, 1/24/2023	3,813	3,730
3.30%, 9/9/2024	7,565	7,403
4.10%, 6/3/2026	403	400
3.00%, 10/23/2026	10,235	9,561
4.30%, 7/22/2027	173	173
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (h)	4,475	4,312
5.38%, 11/2/2043	853	915
4.75%, 12/7/2046	6,372	6,311
Wells Fargo Bank NA 2.60%, 1/15/2021	5,000	4,932
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021 (h)	3,000	3,006
Westpac Banking Corp. (Australia) 1.60%, 8/19/2019	356	352
4.88%, 11/19/2019	942	964
2.00%, 3/3/2020 (a)	1,281	1,263
2.50%, 6/28/2022	1,800	1,738
2.75%, 1/11/2023	2,500	2,428
3.40%, 1/25/2028	500	483

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (h)	1,000	970

		603,299

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium) 2.65%, 2/1/2021	2,360	2,333
3.30%, 2/1/2023	2,551	2,531
3.65%, 2/1/2026	26,095	25,527
4.70%, 2/1/2036	8,490	8,606
4.90%, 2/1/2046	5,415	5,503
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	7,700	7,513
4.44%, 10/6/2048	1,032	986
4.75%, 4/15/2058	1,940	1,903
Coca-Cola Co. (The) 2.25%, 9/1/2026	1,000	914
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	428
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021 (a)	30,000	30,059
2.55%, 9/15/2026	507	448
3.43%, 6/15/2027	225	210
PepsiCo, Inc. 3.10%, 7/17/2022	572	573
3.50%, 7/17/2025	1,845	1,863
2.38%, 10/6/2026	850	781
4.45%, 4/14/2046	730	771
3.45%, 10/6/2046	4,230	3,834

		94,783

Biotechnology — 0.1%
AbbVie, Inc. 2.00%, 11/6/2018	1,523	1,522
3.60%, 5/14/2025	500	488
3.20%, 5/14/2026	600	565
Amgen, Inc. 3.63%, 5/15/2022	640	645
4.66%, 6/15/2051	1,000	997
Biogen, Inc. 2.90%, 9/15/2020	300	299
Gilead Sciences, Inc. 1.85%, 9/20/2019	500	495
3.25%, 9/1/2022	1,700	1,698
3.70%, 4/1/2024	1,547	1,556
3.50%, 2/1/2025	680	672
3.65%, 3/1/2026	1,546	1,531
4.15%, 3/1/2047	4,850	4,620

		15,088

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.2%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	1,180	1,136
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	189
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025 (a)	1,100	1,066
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	990	923
Johnson Controls International plc 3.62%, 7/2/2024 (c)	323	321
3.90%, 2/14/2026	453	450
5.70%, 3/1/2041	1,390	1,516
4.95%, 7/2/2064 (c)	904	861
Masonite International Corp. 5.75%, 9/15/2026 (a)	1,624	1,640
Owens Corning 4.30%, 7/15/2047	6,180	5,116
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	2,115	2,126
6.00%, 10/15/2025 (a)	3,790	3,876
4.75%, 1/15/2028 (a)	3,335	3,102
Summit Materials LLC 5.13%, 6/1/2025 (a)	1,810	1,711

		24,033

Capital Markets — 1.8%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	508	477
Bank of New York Mellon Corp. (The) 2.20%, 3/4/2019	510	509
4.60%, 1/15/2020	530	542
2.60%, 8/17/2020	1,291	1,281
2.45%, 11/27/2020	940	928
2.60%, 2/7/2022	1,930	1,890
2.95%, 1/29/2023	2,500	2,456
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (h)	500	487
3.95%, 11/18/2025	996	1,017
3.25%, 5/16/2027	1,200	1,166
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	493	507
4.25%, 5/24/2021	485	501
3.50%, 3/18/2024	315	319
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021 (a)	1,000	1,058
4.45%, 7/15/2045 (a)	159	152
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	1,265	1,209
4.70%, 9/20/2047	645	619
Carlyle Promissory Note 4.34%, 7/15/2019 ‡	151	150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Charles Schwab Corp. (The) 3.23%, 9/1/2022	750	747
CME Group, Inc. 3.00%, 9/15/2022	950	942
Credit Suisse AG (Switzerland) 3.00%, 10/29/2021	775	767
3.63%, 9/9/2024	15,535	15,409
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (g) (h) (i)	12,300	13,069
4.28%, 1/9/2028 (a)	8,000	7,868
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (h)	831	793
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,079
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,841
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (g) (h) (i)	1,500	1,521
5.38%, 3/15/2020	1,104	1,141
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (g) (h) (i)	1,170	1,198
2.35%, 11/15/2021	2,909	2,820
3.00%, 4/26/2022	3,293	3,235
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (h)	1,000	978
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (g) (h) (i)	17,635	16,683
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (h)	11,142	10,836
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (h)	3,592	3,487
3.50%, 1/23/2025	2,566	2,497
3.75%, 5/22/2025	4,789	4,714
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (h)	1,612	1,551
4.25%, 10/21/2025	364	362
3.50%, 11/16/2026	15,000	14,281
3.85%, 1/26/2027	664	646
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (h)	977	932
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (h)	6,830	6,528
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (h)	5,740	5,670
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (h)	5,610	5,214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	565	565
Invesco Finance plc 4.00%, 1/30/2024	1,162	1,178
3.75%, 1/15/2026	390	390
Jefferies Group LLC 6.45%, 6/8/2027	104	113
6.25%, 1/15/2036	950	973
Legg Mason, Inc. 5.63%, 1/15/2044	275	281
Lehman Brothers Holdings, Inc. 3.60%, 3/13/2009 (e)	235	7
8.50%, 2/1/2016 (e)	295	9
0.00%, 5/17/2049 (e)	1,000	29
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (a)	3,000	3,102
6.25%, 1/14/2021 (a)	2,709	2,873
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (h)	3,335	3,116
Morgan Stanley 5.63%, 9/23/2019	310	319
2.65%, 1/27/2020	1,932	1,921
5.50%, 7/24/2020	113	118
5.75%, 1/25/2021	1,050	1,109
5.50%, 7/28/2021	2,779	2,939
2.75%, 5/19/2022	1,200	1,170
3.13%, 1/23/2023	2,500	2,457
4.10%, 5/22/2023	750	756
Series F, 3.88%, 4/29/2024	1,692	1,700
3.70%, 10/23/2024	3,979	3,945
4.00%, 7/23/2025	2,677	2,687
5.00%, 11/24/2025	1,617	1,681
3.88%, 1/27/2026	4,268	4,209
3.13%, 7/27/2026	5,285	4,937
3.63%, 1/20/2027	1,000	962
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (h)	6,667	6,347
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (h)	13,715	13,224
MSCI, Inc. 5.25%, 11/15/2024 (a)	965	991
5.75%, 8/15/2025 (a)	3,640	3,804
5.38%, 5/15/2027 (a)	1,227	1,261
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	193	202
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (h)	1,000	943

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
State Street Corp. 3.10%, 5/15/2023	459	453
3.70%, 11/20/2023	935	951
3.55%, 8/18/2025	1,364	1,371
2.65%, 5/19/2026	700	657
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	953	940
UBS AG (Switzerland) 2.38%, 8/14/2019	11,200	11,156
2.45%, 12/1/2020 (a)	17,354	17,016

		244,939

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	1,325	1,268
2.25%, 9/27/2023 (a)	14,795	13,935
Ashland LLC 4.75%, 8/15/2022 (c)	1,120	1,131
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	1,110	1,103
Blue Cube Spinco LLC 10.00%, 10/15/2025	2,695	3,119
CF Industries, Inc. 3.45%, 6/1/2023	2,250	2,160
4.50%, 12/1/2026 (a)	1,134	1,132
Chemours Co. (The) 6.63%, 5/15/2023	753	789
7.00%, 5/15/2025	2,654	2,833
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (a)	1,900	1,891
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	512	509
CVR Partners LP 9.25%, 6/15/2023 (a)	1,606	1,712
Dow Chemical Co. (The) 3.00%, 11/15/2022	121	118
Ecolab, Inc. 2.25%, 1/12/2020	892	882
3.25%, 1/14/2023	1,027	1,022
EI du Pont de Nemours & Co. 6.50%, 1/15/2028	625	742
4.90%, 1/15/2041	851	878
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	1,499	1,445
Hexion, Inc. 6.63%, 4/15/2020	887	840
9.00%, 11/15/2020	595	504
Ingevity Corp. 4.50%, 2/1/2026 (a)	1,797	1,685
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,118	1,124
Mosaic Co. (The) 5.45%, 11/15/2033	364	375
4.88%, 11/15/2041	429	398

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026 (a)	982	913
Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	475
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,711
OCP SA (Morocco) 5.63%, 4/25/2024 (j)	3,200	3,292
Olin Corp. 5.13%, 9/15/2027	946	936
PolyOne Corp. 5.25%, 3/15/2023	2,212	2,276
Praxair, Inc. 2.65%, 2/5/2025	685	654
Scotts Miracle-Gro Co. (The) 6.00%, 10/15/2023	375	381
5.25%, 12/15/2026	1,893	1,798
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,726	1,694
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,641
Valvoline, Inc. 4.38%, 8/15/2025	2,847	2,719
Venator Finance SARL 5.75%, 7/15/2025 (a)	1,129	1,053

		61,138

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,216
ADT Corp. (The) 3.50%, 7/15/2022	1,750	1,656
4.13%, 6/15/2023	8,900	8,466
Aramark Services, Inc. 5.13%, 1/15/2024	2,093	2,125
5.00%, 2/1/2028 (a)	1,603	1,571
Brambles USA, Inc. (Australia) 5.35%, 4/1/2020 (a)	1,200	1,231
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	3,245	3,034
Covanta Holding Corp. 5.88%, 3/1/2024	2,852	2,874
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (a)	1,060	1,044
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.57%, 12/21/2065 (a) (h)	5,334	4,863
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/2021 (a)	790	791
5.00%, 2/1/2025 (a)	1,100	1,067
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,552	1,507
Republic Services, Inc. 3.55%, 6/1/2022	348	350
4.75%, 5/15/2023	190	199
2.90%, 7/1/2026	245	229

		33,223

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019 ‡ (e)	9,495	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Communications Equipment — continued
Cisco Systems, Inc. 3.00%, 6/15/2022	3,751	3,739
5.90%, 2/15/2039	375	468
5.50%, 1/15/2040	500	601
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,335	3,452
CommScope, Inc. 5.50%, 6/15/2024 (a)	3,050	3,088
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡	614	307
Nokia OYJ (Finland) 5.38%, 5/15/2019	239	243
3.38%, 6/12/2022	1,260	1,232
4.38%, 6/12/2027	1,955	1,879
6.63%, 5/15/2039	2,046	2,199
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,369	2,351

		19,560

Construction & Engineering — 0.1%
AECOM 5.88%, 10/15/2024	791	844
5.13%, 3/15/2027	4,601	4,520
Fluor Corp. 3.38%, 9/15/2021	360	364
MasTec, Inc. 4.88%, 3/15/2023	4,812	4,728
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	3,588	3,651

		14,107

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 5.70%, 1/11/2025 (a)	1,265	1,274
6.13%, 5/5/2025 (a)	1,515	1,559
7.75%, 4/16/2026 (a)	6,453	7,038
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,268
US Concrete, Inc. 6.38%, 6/1/2024	1,535	1,548
Votorantim Cimentos SA (Brazil) 7.25%, 4/5/2041 (j)	1,521	1,492

		14,179

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	378
Ally Financial, Inc. 4.63%, 5/19/2022	2,861	2,879
4.63%, 3/30/2025	9,487	9,475
8.00%, 11/1/2031	2,865	3,502
American Express Co. 3.40%, 2/27/2023	3,000	2,974
3.63%, 12/5/2024	276	273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Credit Corp. 2.13%, 3/18/2019	1,448	1,445
2.25%, 8/15/2019	1,001	997
2.38%, 5/26/2020	999	987
Series F, 2.60%, 9/14/2020	1,452	1,440
2.25%, 5/5/2021	250	244
2.70%, 3/3/2022	155	152
American Honda Finance Corp. 7.63%, 10/1/2018 (a)	835	838
2.60%, 11/16/2022	1,000	975
3.45%, 7/14/2023	500	504
2.90%, 2/16/2024	500	487
2.30%, 9/9/2026	320	291
Capital One Financial Corp. 3.75%, 4/24/2024	333	329
3.20%, 2/5/2025	200	190
4.20%, 10/29/2025	1,356	1,334
3.75%, 7/28/2026	840	788
Caterpillar Financial Services Corp. 2.10%, 6/9/2019	1,242	1,238
1.70%, 8/9/2021	10,725	10,352
1.93%, 10/1/2021	850	820
2.85%, 6/1/2022	581	574
2.55%, 11/29/2022	13,965	13,600
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	1,688	1,671
FirstCash, Inc. 5.38%, 6/1/2024 (a)	906	906
Ford Motor Credit Co. LLC 3.34%, 3/28/2022	490	473
4.69%, 6/9/2025	1,000	977
General Motors Financial Co., Inc. 3.70%, 5/9/2023	171	168
3.95%, 4/13/2024	1,000	978
3.50%, 11/7/2024	580	550
4.00%, 1/15/2025	420	407
4.30%, 7/13/2025	1,000	984
4.00%, 10/6/2026	616	587
4.35%, 1/17/2027	7,978	7,780
HSBC USA, Inc. 2.35%, 3/5/2020	1,100	1,089
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.82%, 12/21/2065 (a) (h)	2,235	2,034
John Deere Capital Corp. 1.70%, 1/15/2020	290	286
2.05%, 3/10/2020	870	859
1.95%, 6/22/2020	1,500	1,476

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Series 0014, 2.45%, 9/11/2020	610	604
2.70%, 1/6/2023	17,630	17,219
2.80%, 3/6/2023	150	147
3.35%, 6/12/2024	1,559	1,554
2.65%, 6/24/2024	500	481
2.65%, 6/10/2026	1,000	937
PACCAR Financial Corp. 2.80%, 3/1/2021	455	452
Springleaf Finance Corp. 6.13%, 5/15/2022	3,306	3,397
7.13%, 3/15/2026	720	716
Toyota Motor Credit Corp. 1.55%, 10/18/2019	400	395
2.95%, 4/13/2021	1,600	1,597

		105,790

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland) 4.25%, 9/15/2022 (a)	3,200	3,156
4.63%, 5/15/2023 (a)	1,925	1,908
Ball Corp. 5.00%, 3/15/2022	1,150	1,186
4.00%, 11/15/2023	800	781
5.25%, 7/1/2025	3,690	3,801
4.88%, 3/15/2026	653	648
Berry Global, Inc. 4.50%, 2/15/2026 (a)	1,225	1,148
Cascades, Inc. (Canada) 5.50%, 7/15/2022 (a)	256	256
5.75%, 7/15/2023 (a)	368	368
Crown Americas LLC 4.75%, 2/1/2026 (a)	855	821
4.25%, 9/30/2026	1,750	1,605
Graphic Packaging International LLC 4.88%, 11/15/2022	465	469
OI European Group BV 4.00%, 3/15/2023 (a)	643	610
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	2,917	2,921
Sealed Air Corp. 4.88%, 12/1/2022 (a)	1,000	1,005
5.25%, 4/1/2023 (a)	625	634
5.13%, 12/1/2024 (a)	2,365	2,395
5.50%, 9/15/2025 (a)	1,300	1,319

		25,031

Distributors — 0.0% (b)
LKQ Corp. 4.75%, 5/15/2023	2,120	2,125

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% (b)
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,218	1,245
President & Fellows of Harvard College 3.30%, 7/15/2056	429	385
Service Corp. International 8.00%, 11/15/2021	2,300	2,530
5.38%, 5/15/2024	1,605	1,637

		5,797

Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	3,161	3,381
AIG Global Funding 1.90%, 10/6/2021 (a)	900	859
Berkshire Hathaway, Inc. 3.00%, 2/11/2023	475	476
CK Hutchison International Ltd. (Hong Kong) 2.88%, 4/5/2022 (a)	800	780
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)	4,990	4,965
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	15,877
Federation des Caisses Desjardins du Quebec (Canada) 2.25%, 10/30/2020 (a)	2,000	1,957
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	2,426	2,376
3.37%, 11/15/2025	11,649	11,271
4.42%, 11/15/2035	24,105	23,192
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (a)	257	253
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (a)	200	192
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	119	120
2.95%, 2/7/2024	350	341
3.40%, 2/7/2028	4,675	4,587
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (a)	2,000	2,084
ORIX Corp. (Japan) 2.90%, 7/18/2022	906	880
3.25%, 12/4/2024	2,850	2,734
Shell International Finance BV (Netherlands) 4.30%, 9/22/2019	2,500	2,543
2.13%, 5/11/2020	2,545	2,516
3.25%, 5/11/2025	1,098	1,083
2.88%, 5/10/2026	246	235
4.13%, 5/11/2035	656	668

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022 (a)	756	746
2.00%, 9/15/2023 (a)	2,150	2,011
2.35%, 10/15/2026 (a)	14,900	13,559
Travelport Corporate Finance plc 6.00%, 3/15/2026 (a)	1,741	1,771

		101,457

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 3.95%, 1/15/2025	4,202	4,140
4.13%, 2/17/2026	828	818
4.30%, 2/15/2030 (a)	399	382
6.88%, 10/15/2031 (a)	2,025	2,341
4.50%, 5/15/2035	925	859
5.25%, 3/1/2037	2,000	1,983
4.90%, 8/15/2037 (a)	562	537
6.00%, 8/15/2040	580	611
5.35%, 9/1/2040	1,030	1,013
4.30%, 12/15/2042	611	523
4.80%, 6/15/2044	4,200	3,825
4.35%, 6/15/2045	466	399
CCO Holdings LLC 5.25%, 3/15/2021	576	580
5.13%, 5/1/2023 (a)	1,000	1,000
5.75%, 9/1/2023	167	170
5.88%, 4/1/2024 (a)	6,654	6,787
5.38%, 5/1/2025 (a)	2,151	2,138
5.75%, 2/15/2026 (a)	5,330	5,330
5.50%, 5/1/2026 (a)	3,245	3,204
5.13%, 5/1/2027 (a)	4,211	4,016
5.88%, 5/1/2027 (a)	212	211
5.00%, 2/1/2028 (a)	1,435	1,344
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,035	1,076
Series T, 5.80%, 3/15/2022	3,015	3,082
Series W, 6.75%, 12/1/2023	515	537
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,733	1,525
8.00%, 10/15/2025 (a)	1,750	1,553
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	487
Embarq Corp. 8.00%, 6/1/2036	16,577	16,163
Frontier Communications Corp. 6.88%, 1/15/2025	13,225	7,737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023	3,470	3,166
9.75%, 7/15/2025 (a)	940	995
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/2021	4,000	3,855
8.13%, 6/1/2023	1,800	1,559
Level 3 Financing, Inc. 5.63%, 2/1/2023	4,414	4,468
5.38%, 1/15/2024	3,262	3,262
5.38%, 5/1/2025	1,020	1,007
5.25%, 3/15/2026	5,112	5,010
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	3,175	2,937
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	4,471	4,538
6.00%, 9/30/2034	5,378	5,296
7.20%, 7/18/2036	405	432
7.72%, 6/4/2038	1,416	1,551
Telefonica Emisiones SAU (Spain) 4.10%, 3/8/2027	542	527
Verizon Communications, Inc. 3.45%, 3/15/2021	934	942
3.38%, 2/15/2025	590	574
4.33%, 9/21/2028 (a)	2,156	2,172
4.40%, 11/1/2034	558	539
5.25%, 3/16/2037	3,677	3,887
4.81%, 3/15/2039	1,288	1,292
5.01%, 8/21/2054	257	250
Virgin Media Finance plc (United Kingdom) 6.38%, 4/15/2023 (a)	1,027	1,058
5.75%, 1/15/2025 (a)	550	530
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026 (a)	200	195
Windstream Services LLC 9.00%, 6/30/2025 (a)	7,280	5,260

		129,673

Electric Utilities — 1.1%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	945
Alabama Power Co. 6.13%, 5/15/2038	891	1,102
5.50%, 3/15/2041	1,250	1,445
Series A, 4.30%, 7/15/2048	350	354
Arizona Public Service Co. 2.20%, 1/15/2020	589	583
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,016	993

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,024	1,010
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	690
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	218
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	886	884
DTE Electric Co. 3.90%, 6/1/2021	340	345
3.95%, 6/15/2042	381	374
Duke Energy Carolinas LLC 4.30%, 6/15/2020	3,005	3,079
6.05%, 4/15/2038	1,100	1,369
3.95%, 3/15/2048	1,000	971
Duke Energy Corp. 2.65%, 9/1/2026	361	328
Duke Energy Florida LLC 3.80%, 7/15/2028	600	606
Duke Energy Indiana LLC 3.75%, 7/15/2020	280	284
Duke Energy Progress LLC 5.30%, 1/15/2019	90	91
2.80%, 5/15/2022	607	598
3.25%, 8/15/2025	200	197
6.30%, 4/1/2038	500	629
4.10%, 5/15/2042	305	304
Edison International 4.13%, 3/15/2028	465	466
Electricite de France SA (France) 2.15%, 1/22/2019 (a)	526	525
Enel Finance International NV (Italy) 2.88%, 5/25/2022 (a)	690	664
2.75%, 4/6/2023 (a)	7,108	6,724
3.50%, 4/6/2028 (a)	10,000	9,004
Entergy Louisiana LLC 3.12%, 9/1/2027	750	718
3.05%, 6/1/2031	3,000	2,777
4.00%, 3/15/2033	10,435	10,608
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021 (j)	4,200	4,001
6.75%, 8/6/2023 (j)	200	190
7.13%, 2/11/2025 (j)	300	283
8.45%, 8/10/2028 (a)	700	696
Exelon Corp. 4.95%, 6/15/2035	123	129
Florida Power & Light Co. 5.40%, 9/1/2035	600	690
3.70%, 12/1/2047	1,000	951
3.95%, 3/1/2048	665	664

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Hydro-Quebec (Canada) 9.40%, 2/1/2021	1,028	1,174
Series HY, 8.40%, 1/15/2022	842	970
Series HK, 9.38%, 4/15/2030	1,000	1,516
Indiana Michigan Power Co. 4.25%, 8/15/2048	550	553
ITC Holdings Corp. 3.65%, 6/15/2024	576	570
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	960
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	438	454
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	200	197
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,203
MidAmerican Energy Co. 3.50%, 10/15/2024	1,046	1,051
3.10%, 5/1/2027	657	634
3.65%, 8/1/2048	2,000	1,859
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a)	1,465	1,353
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,194
Nevada Power Co. 7.13%, 3/15/2019	600	614
Series BB, 2.75%, 4/15/2020	8,315	8,302
5.38%, 9/15/2040	626	721
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	2,788	2,627
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	398	396
3.55%, 5/1/2027	537	522
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	979	955
4.50%, 9/15/2027 (a)	1,091	1,036
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (a)	300	305
Northern States Power Co. 6.25%, 6/1/2036	765	963
6.20%, 7/1/2037	173	220
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	748
Pacific Gas & Electric Co. 3.25%, 6/15/2023	1,000	968
3.50%, 6/15/2025	898	853
4.50%, 12/15/2041	267	250
3.75%, 8/15/2042	214	185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PacifiCorp 2.95%, 2/1/2022	700	694
7.24%, 8/16/2023	250	286
5.75%, 4/1/2037	880	1,065
4.13%, 1/15/2049	1,655	1,651
PECO Energy Co. 2.38%, 9/15/2022	880	851
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,230
Perusahaan Listrik Negara PT (Indonesia) 5.25%, 5/15/2047 (j)	500	477
Potomac Electric Power Co. 6.50%, 11/15/2037	360	463
PPL Electric Utilities Corp. 2.50%, 9/1/2022	929	898
Public Service Co. of Colorado 3.20%, 11/15/2020	198	198
6.50%, 8/1/2038	35	46
Public Service Co. of New Hampshire 3.50%, 11/1/2023	202	203
Public Service Co. of Oklahoma 5.15%, 12/1/2019	88	90
Series G, 6.63%, 11/15/2037	1,100	1,412
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	155	154
2.25%, 9/15/2026	989	894
5.80%, 5/1/2037	850	1,043
5.38%, 11/1/2039	416	488
Southern California Edison Co. 1.85%, 2/1/2022	429	419
Series E, 3.70%, 8/1/2025	6,300	6,328
Series B, 3.65%, 3/1/2028	1,000	986
Series 06-E, 5.55%, 1/15/2037	450	510
Series 08-A, 5.95%, 2/1/2038	285	338
Series C, 4.13%, 3/1/2048	4,170	4,035
Southwestern Electric Power Co. 3.55%, 2/15/2022	250	251
Series J, 3.90%, 4/1/2045	842	785
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,006
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,674	1,620
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 (e)	4,117	4
8.50%, 5/1/2020 ‡	2,116	2
Union Electric Co. 2.95%, 6/15/2027	644	613
8.45%, 3/15/2039	120	183
4.00%, 4/1/2048	2,050	2,025

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	900	877
3.45%, 2/15/2024	490	488
Series A, 3.80%, 4/1/2028	5,700	5,756
6.35%, 11/30/2037	235	297
8.88%, 11/15/2038	670	1,040
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	10,050	10,229
Wisconsin Electric Power Co. 2.95%, 9/15/2021	73	72
Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	571
Xcel Energy, Inc. 3.30%, 6/1/2025	985	960
4.80%, 9/15/2041	36	38

		149,418

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.80%, 4/3/2020	5,587	5,577
2.88%, 5/8/2022	303	299
4.38%, 5/8/2042	326	337
Eaton Corp. 2.75%, 11/2/2022	900	878
EnerSys 5.00%, 4/30/2023 (a)	2,547	2,573
Sensata Technologies BV 4.88%, 10/15/2023 (a)	2,800	2,800
5.63%, 11/1/2024 (a)	1,303	1,348
5.00%, 10/1/2025 (a)	554	553
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	2,100	2,158

		16,523

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	2,066	2,159
Arrow Electronics, Inc. 4.00%, 4/1/2025	653	640
3.88%, 1/12/2028	221	209
CDW LLC 5.00%, 9/1/2023	1,000	1,020
5.50%, 12/1/2024	500	520
5.00%, 9/1/2025	3,960	3,935

		8,483

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	903	957
4.08%, 12/15/2047	4,230	3,843
Bristow Group, Inc. 6.25%, 10/15/2022	1,455	1,026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Diamond Offshore Drilling, Inc. 3.45%, 11/1/2023	1,468	1,277
Ensco plc 8.00%, 1/31/2024	592	588
7.75%, 2/1/2026	456	435
Halliburton Co. 8.75%, 2/15/2021	700	789
3.80%, 11/15/2025	700	698
7.45%, 9/15/2039	250	335
7.60%, 8/15/2096 (a)	275	367
KCA Deutag UK Finance plc (United Kingdom) 7.25%, 5/15/2021 (a)	3,898	3,645
Nabors Industries, Inc. 5.50%, 1/15/2023	3,464	3,453
5.10%, 9/15/2023	193	187
5.75%, 2/1/2025 (a)	1,042	1,002
Noble Holding International Ltd. 7.75%, 1/15/2024	1,725	1,686
7.88%, 2/1/2026 (a)	1,086	1,113
8.95%, 4/1/2045 (c)	1,418	1,284
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	1,051	1,081
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	8,880	8,927
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	219	219
2.40%, 8/1/2022 (a)	640	617
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	1,604	1,630
Telford Offshore Ltd. (Cayman Islands)
Series B, 14.00% (PIK), 2/12/2024 ‡ (d)	626	483
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	585	597
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	3,092	3,168
Transocean, Inc. 9.00%, 7/15/2023 (a)	1,633	1,762
7.50%, 1/15/2026 (a)	3,191	3,251
6.80%, 3/15/2038	3,891	3,205
Unit Corp. 6.63%, 5/15/2021	1,715	1,713
Weatherford International LLC 9.88%, 3/1/2025 (a)	1,180	1,106
Weatherford International Ltd. 4.50%, 4/15/2022	1,910	1,662
8.25%, 6/15/2023	1,310	1,221

		53,327

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp. 4.00%, 6/1/2025	500	496
American Tower Trust #1 3.07%, 3/15/2023 (a)	2,215	2,178
AvalonBay Communities, Inc. 3.50%, 11/15/2025	323	319
2.90%, 10/15/2026	385	363
3.20%, 1/15/2028	11,200	10,729
3.90%, 10/15/2046	94	89
4.15%, 7/1/2047	400	393
Boston Properties LP 5.63%, 11/15/2020	800	836
3.80%, 2/1/2024	1,302	1,303
CyrusOne LP 5.00%, 3/15/2024	3,604	3,649
5.38%, 3/15/2027	1,232	1,238
Duke Realty LP 3.25%, 6/30/2026	180	170
EPR Properties 4.50%, 6/1/2027	849	818
Equinix, Inc. 5.38%, 1/1/2022	208	214
5.75%, 1/1/2025	5,445	5,609
5.88%, 1/15/2026	5,122	5,314
Equity Commonwealth 5.88%, 9/15/2020	1,865	1,919
ERP Operating LP 2.85%, 11/1/2026	735	688
3.50%, 3/1/2028	8,813	8,610
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,095	1,061
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	570
Government Properties Income Trust 3.75%, 8/15/2019	3,700	3,719
HCP, Inc. 3.88%, 8/15/2024	1,064	1,047
Iron Mountain, Inc. 5.75%, 8/15/2024	5,950	5,898
5.25%, 3/15/2028 (a)	1,935	1,831
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	5,554	5,714
National Retail Properties, Inc. 3.60%, 12/15/2026	948	908
Prologis LP 3.75%, 11/1/2025	1,236	1,248
Realty Income Corp. 3.88%, 7/15/2024	2,018	2,031
3.88%, 4/15/2025	840	839
4.65%, 3/15/2047	601	619
Scentre Group Trust 1 (Australia) 2.38%, 11/5/2019 (a)	4,395	4,354
3.50%, 2/12/2025 (a)	1,420	1,379

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate INVESTMENTS Trusts (REITs) — continued
Senior Housing Properties Trust 3.25%, 5/1/2019	1,000	1,000
6.75%, 4/15/2020	1,200	1,237
Simon Property Group LP 4.38%, 3/1/2021	492	505
2.50%, 7/15/2021	2,328	2,283
2.75%, 6/1/2023	26,900	26,120
3.30%, 1/15/2026	1,600	1,557
6.75%, 2/1/2040	415	547
Ventas Realty LP 3.75%, 5/1/2024	588	582
3.50%, 2/1/2025	448	432
4.13%, 1/15/2026	304	302
3.85%, 4/1/2027	618	599
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,670	1,684

		113,001

Food & Staples Retailing — 0.4%
Albertsons Cos. LLC 6.63%, 6/15/2024	1,805	1,742
Kroger Co. (The)
Series B, 7.70%, 6/1/2029	900	1,110
7.50%, 4/1/2031	1,162	1,447
New Albertsons LP 8.00%, 5/1/2031	6,065	5,140
Sysco Corp. 2.50%, 7/15/2021	575	563
2.60%, 6/12/2022	1,517	1,473
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	424	419
Walmart, Inc. 2.55%, 4/11/2023	300	293
3.40%, 6/26/2023	21,815	22,076
2.65%, 12/15/2024	250	240
3.70%, 6/26/2028	20,060	20,245
3.63%, 12/15/2047	1,500	1,414

		56,162

Food Products — 0.2%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,524
Bunge Ltd. Finance Corp. 8.50%, 6/15/2019	655	682
3.50%, 11/24/2020	305	305
Cargill, Inc. 3.30%, 3/1/2022 (a)	800	800
3.25%, 3/1/2023 (a)	230	228
4.76%, 11/23/2045 (a)	470	518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Darling Ingredients, Inc. 5.38%, 1/15/2022	1,052	1,065
General Mills, Inc. 3.20%, 4/16/2021	1,200	1,198
JBS USA LUX SA 7.25%, 6/1/2021 (a)	7,058	7,128
5.88%, 7/15/2024 (a)	1,118	1,065
5.75%, 6/15/2025 (a)	1,235	1,155
6.75%, 2/15/2028 (a)	3,263	3,116
Kraft Heinz Foods Co. 5.00%, 7/15/2035	601	592
6.88%, 1/26/2039	262	309
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	1,274	1,252
4.88%, 11/1/2026 (a)	1,279	1,260
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	509
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	2,791	2,700
5.88%, 9/30/2027 (a)	1,266	1,203
Tyson Foods, Inc. 3.95%, 8/15/2024	700	702
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	1,100	1,097

		28,408

Gas Utilities — 0.1%
AmeriGas Partners LP 5.63%, 5/20/2024	2,125	2,109
5.50%, 5/20/2025	1,201	1,177
5.88%, 8/20/2026	1,475	1,464
5.75%, 5/20/2027	586	579
Atmos Energy Corp. 5.50%, 6/15/2041	860	1,003
4.15%, 1/15/2043	582	577
Boston Gas Co. 4.49%, 2/15/2042 (a)	369	382
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	1,000	1,003
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	970
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	470	465
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	739
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	1,100	1,023
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	350	451
4.80%, 3/15/2047 (a)	204	204

		12,146

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co. 6.00%, 5/15/2039	400	455
Covidien International Finance SA 4.20%, 6/15/2020	1,600	1,632
Danaher Corp. 3.35%, 9/15/2025	400	396
Hologic, Inc. 4.38%, 10/15/2025 (a)	1,989	1,914
4.63%, 2/1/2028 (a)	1,143	1,072
Medtronic, Inc. 3.63%, 3/15/2024	10,000	10,108
3.50%, 3/15/2025	3,300	3,296
4.38%, 3/15/2035	2,001	2,088
4.63%, 3/15/2045	217	232
Teleflex, Inc. 5.25%, 6/15/2024	1,755	1,803
4.88%, 6/1/2026	659	649
4.63%, 11/15/2027	1,294	1,233

		24,878

Health Care Providers & Services — 1.0%
Aetna, Inc. 2.80%, 6/15/2023	546	526
4.50%, 5/15/2042	224	223
Anthem, Inc. 3.13%, 5/15/2022	577	569
3.30%, 1/15/2023	1,505	1,491
Ascension Health 3.95%, 11/15/2046	687	684
Centene Corp. 5.63%, 2/15/2021	1,845	1,882
4.75%, 5/15/2022	1,884	1,917
6.13%, 2/15/2024	3,677	3,866
4.75%, 1/15/2025	3,282	3,298
5.38%, 6/1/2026 (a)	3,775	3,897
Community Health Systems, Inc. 6.88%, 2/1/2022	5,086	2,594
6.25%, 3/31/2023	4,012	3,811
8.63%, 1/15/2024 (a)	937	977
8.13%, 6/30/2024 (a)	4,639	3,816
CVS Health Corp. 2.80%, 7/20/2020	2,460	2,443
3.70%, 3/9/2023	25,160	25,092
4.00%, 12/5/2023	1,659	1,671
4.10%, 3/25/2025	1,582	1,584
4.30%, 3/25/2028	362	359
4.78%, 3/25/2038	7,295	7,257
5.05%, 3/25/2048	299	303

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Express Scripts Holding Co. 3.50%, 6/15/2024	1,250	1,212
4.50%, 2/25/2026	1,000	1,010
HCA, Inc. 3.75%, 3/15/2019	947	950
4.25%, 10/15/2019	1,050	1,062
6.50%, 2/15/2020	1,885	1,956
5.88%, 3/15/2022	2,557	2,717
4.75%, 5/1/2023	1,176	1,195
5.88%, 5/1/2023	5,799	6,089
5.00%, 3/15/2024	2,050	2,096
5.38%, 2/1/2025	2,428	2,456
5.25%, 4/15/2025	950	980
5.25%, 6/15/2026	725	747
5.50%, 6/15/2047	2,170	2,175
Kaiser Foundation Hospitals 3.50%, 4/1/2022	400	403
LifePoint Health, Inc. 5.50%, 12/1/2021	2,216	2,252
5.38%, 5/1/2024	319	331
Magellan Health, Inc. 4.40%, 9/22/2024	1,250	1,221
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	225	228
Series 2015, 4.20%, 7/1/2055	785	801
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	638
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	336
Tenet Healthcare Corp. 4.75%, 6/1/2020	210	212
6.00%, 10/1/2020	1,017	1,057
4.50%, 4/1/2021	4,963	4,957
4.38%, 10/1/2021	2,668	2,661
4.63%, 7/15/2024	5,072	4,968
5.13%, 5/1/2025	1,100	1,093
Texas Health Resources 4.33%, 11/15/2055	1,075	1,097
UnitedHealth Group, Inc. 3.88%, 10/15/2020	12,000	12,194
3.38%, 11/15/2021	806	812
2.88%, 12/15/2021	1,500	1,487
2.75%, 2/15/2023	125	122
3.75%, 7/15/2025	10,000	10,101
4.63%, 7/15/2035	98	105
WellCare Health Plans, Inc. 5.25%, 4/1/2025	3,725	3,809

		143,790

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Technology — 0.0% (b)
IQVIA, Inc. 4.88%, 5/15/2023 (a)	865	867
5.00%, 10/15/2026 (a)	1,915	1,891

		2,758

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (a)	2,374	2,267
Boyd Gaming Corp. 6.00%, 8/15/2026 (a)	2,847	2,868
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,907	2,022
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (e)	548	383
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,015	4,005
Eldorado Resorts, Inc. 7.00%, 8/1/2023	1,500	1,580
6.00%, 4/1/2025	1,118	1,136
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	4,255	4,133
GLP Capital LP 5.38%, 11/1/2023	4,552	4,791
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,800	1,751
5.13%, 5/1/2026 (a)	115	115
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,646	2,725
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	1,136	1,122
International Game Technology plc 6.25%, 2/15/2022 (a)	4,226	4,361
6.50%, 2/15/2025 (a)	2,575	2,704
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)	2,750	2,846
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	2,751	2,806
McDonald’s Corp. 2.75%, 12/9/2020	3,600	3,580
MGM Resorts International 6.00%, 3/15/2023	4,334	4,499
4.63%, 9/1/2026	1,204	1,135
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	1,049	1,056
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	408	411
5.25%, 11/15/2023 (a)	1,050	1,052
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	2,357	2,239
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (a)	3,541	3,541

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	3,336	3,278
Speedway Motorsports, Inc. 5.13%, 2/1/2023	420	416
Starbucks Corp. 3.10%, 3/1/2023	1,010	996
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,890	1,821
Wyndham Destinations, Inc. 4.15%, 4/1/2024 (c)	953	941
5.10%, 10/1/2025 (c)	399	404
4.50%, 4/1/2027 (c)	923	882

		67,866

Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	667	655
5.88%, 11/15/2024	1,793	1,860
4.75%, 5/30/2025	2,305	2,268
5.25%, 6/1/2026	1,620	1,603
M/I Homes, Inc. 6.75%, 1/15/2021	1,030	1,053
PulteGroup, Inc. 5.50%, 3/1/2026	1,665	1,652
Tempur Sealy International, Inc. 5.50%, 6/15/2026	851	830
Toll Brothers Finance Corp. 5.88%, 2/15/2022	524	546
4.38%, 4/15/2023	420	418
5.63%, 1/15/2024	130	134
4.88%, 11/15/2025	750	730
4.88%, 3/15/2027	830	795

		12,544

Household Products — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/2022	1,000	969
Kimberly-Clark Corp. 2.40%, 6/1/2023	600	577
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	279	300
Procter & Gamble Co. (The) 2.85%, 8/11/2027	2,255	2,166
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.75%, 6/26/2024 (a)	19,530	18,640
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,874	2,903

		25,555

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. 4.50%, 3/15/2023	1,220	1,223
5.50%, 4/15/2025	615	632
6.00%, 5/15/2026	4,984	5,271

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued
Calpine Corp. 5.88%, 1/15/2024 (a)	5,027	5,071
5.25%, 6/1/2026 (a)	622	587
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a)	1,100	1,098
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)	2,640	2,574
Exelon Generation Co. LLC 6.25%, 10/1/2039	200	216
NRG Energy, Inc. 7.25%, 5/15/2026	1,269	1,371
6.63%, 1/15/2027	1,173	1,227
5.75%, 1/15/2028 (a)	826	834
NRG Yield Operating LLC 5.38%, 8/15/2024	555	558
5.00%, 9/15/2026	3,740	3,581
Talen Energy Supply LLC 6.50%, 6/1/2025	4,459	3,322

		27,565

Industrial Conglomerates — 0.0% (b)
General Electric Co. 5.50%, 1/8/2020	94	97
Series 15BR, 2.22%, 11/20/2020	JPY 100,000	936
5.30%, 2/11/2021	85	89
2.70%, 10/9/2022	251	245
3.45%, 5/15/2024	250	248
5.88%, 1/14/2038	1,110	1,267

		2,882

Insurance — 0.7%
AIA Group Ltd. (Hong Kong) 3.20%, 3/11/2025 (a)	505	485
3.90%, 4/6/2028 (a)	2,495	2,478
Allstate Corp. (The) 3.15%, 6/15/2023	651	646
American Financial Group, Inc. 3.50%, 8/15/2026	1,300	1,226
American International Group, Inc. 2.30%, 7/16/2019	1,500	1,494
3.88%, 1/15/2035	2,041	1,852
4.70%, 7/10/2035	1,200	1,192
Aon Corp. 6.25%, 9/30/2040	240	294
Athene Global Funding 2.75%, 4/20/2020 (a)	1,407	1,390
4.00%, 1/25/2022 (a)	883	890
3.00%, 7/1/2022 (a)	577	562
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	500	605

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	2,067	2,033
CNA Financial Corp. 3.95%, 5/15/2024	373	374
CNO Financial Group, Inc. 5.25%, 5/30/2025	3,515	3,568
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	1,939	1,920
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (a)	1,000	946
Guardian Life Global Funding 2.50%, 5/8/2022 (a)	900	872
3.40%, 4/25/2023 (a)	16,285	16,215
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	270
Jackson National Life Global Funding 1.88%, 10/15/2018 (a)	1,775	1,774
2.20%, 1/30/2020 (a)	400	395
2.50%, 6/27/2022 (a)	4,000	3,861
3.25%, 1/30/2024 (a)	575	564
3.88%, 6/11/2025 (a)	10,000	10,060
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,967
Liberty Mutual Group, Inc. 7.00%, 3/15/2034 (a)	100	122
7.80%, 3/15/2037 (a)	920	1,086
6.50%, 5/1/2042 (a)	375	465
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,066
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	2,684	2,722
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	1,271	1,255
2.75%, 1/30/2022	433	424
Massachusetts Mutual Life Insurance Co. 5.38%, 12/1/2041 (a)	152	174
MassMutual Global Funding II 2.50%, 10/17/2022 (a)	2,085	2,021
2.75%, 6/22/2024 (a)	2,000	1,922
2.95%, 1/11/2025 (a)	1,200	1,151
MetLife, Inc. 3.60%, 11/13/2025	1,592	1,583
6.50%, 12/15/2032	700	873
4.13%, 8/13/2042	869	833
Metropolitan Life Global Funding I 2.30%, 4/10/2019 (a)	400	399
1.55%, 9/13/2019 (a)	924	913
1.95%, 9/15/2021 (a)	4,398	4,216
3.88%, 4/11/2022 (a)	649	660
3.00%, 1/10/2023 (a)	1,820	1,788

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,033
New York Life Global Funding 2.15%, 6/18/2019 (a)	2,039	2,031
1.95%, 2/11/2020 (a)	968	953
1.70%, 9/14/2021 (a)	1,600	1,527
3.00%, 1/10/2028 (a)	2,831	2,683
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	409
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	806
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (h)	397	363
Pricoa Global Funding I 2.20%, 6/3/2021 (a)	1,337	1,299
Principal Life Global Funding II 2.25%, 10/15/2018 (a)	744	744
3.00%, 4/18/2026 (a)	586	551
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (g) (h) (i)	600	598
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	696
Prudential Financial, Inc. 5.38%, 6/21/2020	205	213
3.91%, 12/7/2047	2,259	2,075
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	186
Teachers Insurance & Annuity Association of America 4.90%, 9/15/2044 (a)	500	538
4.27%, 5/15/2047 (a)	800	788
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	869

		101,968

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.30%, 12/5/2021	500	504
2.80%, 8/22/2024	612	593
4.80%, 12/5/2034	1,523	1,670
4.25%, 8/22/2057	900	899
Booking Holdings, Inc. 2.75%, 3/15/2023	357	344
Netflix, Inc. 4.38%, 11/15/2026	2,750	2,591

		6,601

Internet Software & Services — 0.0% (b)
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	220	207

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Internet Software & Services — continued
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (a)	1,585	1,508
VeriSign, Inc. 5.25%, 4/1/2025	120	122
4.75%, 7/15/2027	1,156	1,114

		2,951

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)	5,959	5,989
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	1,787	1,791
DXC Technology Co. 4.25%, 4/15/2024	517	519
First Data Corp. 5.38%, 8/15/2023 (a)	1,437	1,463
5.00%, 1/15/2024 (a)	6,980	6,994
5.75%, 1/15/2024 (a)	500	510
Gartner, Inc. 5.13%, 4/1/2025 (a)	449	455
IBM Credit LLC 2.65%, 2/5/2021	1,000	991
3.00%, 2/6/2023	2,000	1,977
Visa, Inc. 2.80%, 12/14/2022	1,350	1,331
4.15%, 12/14/2035	760	794
Western Union Co. (The) 3.60%, 3/15/2022	1,200	1,191
6.20%, 6/21/2040	300	300

		24,305

Leisure Products — 0.0% (b)
Mattel, Inc. 3.15%, 3/15/2023	1,100	961
6.75%, 12/31/2025 (a)	1,045	1,024

		1,985

Machinery — 0.1%
Briggs & Stratton Corp. 6.88%, 12/15/2020	1,515	1,610
Caterpillar, Inc. 2.60%, 6/26/2022	198	194
3.80%, 8/15/2042	680	655
Illinois Tool Works, Inc. 4.88%, 9/15/2041	105	117
3.90%, 9/1/2042	1,999	1,981
Ingersoll-Rand Co. 7.20%, 6/1/2025	105	114
Parker-Hannifin Corp. 3.30%, 11/21/2024	438	433
6.25%, 5/15/2038	440	551
Tennant Co. 5.63%, 5/1/2025	2,811	2,832

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
Terex Corp. 5.63%, 2/1/2025 (a)	1,749	1,736
Wabash National Corp. 5.50%, 10/1/2025 (a)	443	421

		10,644

Media — 1.3%
21st Century Fox America, Inc. 8.88%, 4/26/2023	147	177
7.75%, 1/20/2024	800	948
6.55%, 3/15/2033	500	621
Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a)	2,640	2,440
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	4,725	4,755
5.50%, 5/15/2026 (a)	3,067	3,013
AMC Networks, Inc. 5.00%, 4/1/2024	2,596	2,554
4.75%, 8/1/2025	1,693	1,634
Charter Communications Operating LLC 4.91%, 7/23/2025	14,431	14,715
Cinemark USA, Inc. 5.13%, 12/15/2022	410	412
4.88%, 6/1/2023	1,065	1,052
Clear Channel Worldwide Holdings, Inc. Series B, 6.50%, 11/15/2022	2,223	2,273
Comcast Corp. 2.75%, 3/1/2023	1,290	1,257
3.60%, 3/1/2024	240	240
3.38%, 2/15/2025	9,000	8,771
3.38%, 8/15/2025	15,381	14,966
3.15%, 2/15/2028	3,500	3,280
3.55%, 5/1/2028	1,772	1,715
4.20%, 8/15/2034	3,819	3,731
6.50%, 11/15/2035	435	528
3.90%, 3/1/2038	7,489	6,934
4.60%, 8/15/2045	2,405	2,365
3.40%, 7/15/2046	5,000	4,139
3.97%, 11/1/2047	111	100
4.00%, 11/1/2049	135	122
CSC Holdings LLC 5.25%, 6/1/2024	4,373	4,242
6.63%, 10/15/2025 (a)	2,175	2,259
10.88%, 10/15/2025 (a)	2,421	2,817
5.50%, 4/15/2027 (a)	3,352	3,264
5.38%, 2/1/2028 (a)	795	762
DISH DBS Corp. 5.13%, 5/1/2020	1,365	1,372
6.75%, 6/1/2021	1,569	1,593
5.88%, 7/15/2022	5,187	4,979

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.00%, 3/15/2023	3,372	3,001
5.88%, 11/15/2024	3,954	3,440
7.75%, 7/1/2026	8,452	7,628
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	543	519
iHeartCommunications, Inc. 9.00%, 12/15/2019 (e)	10,505	7,800
Lamar Media Corp. 5.00%, 5/1/2023	1,250	1,272
5.38%, 1/15/2024	1,680	1,709
Liberty Interactive LLC 8.25%, 2/1/2030	470	501
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	335	337
NBCUniversal Media LLC 5.15%, 4/30/2020	1,626	1,682
5.95%, 4/1/2041	810	938
Outfront Media Capital LLC 5.25%, 2/15/2022	1,500	1,507
5.63%, 2/15/2024	500	506
Sirius XM Radio, Inc. 4.63%, 5/15/2023 (a)	3,380	3,368
6.00%, 7/15/2024 (a)	1,040	1,081
5.38%, 4/15/2025 (a)	1,500	1,522
5.38%, 7/15/2026 (a)	1,360	1,357
5.00%, 8/1/2027 (a)	790	763
TEGNA, Inc. 6.38%, 10/15/2023	3,375	3,497
5.50%, 9/15/2024 (a)	1,435	1,460
Time Warner Cable LLC 7.30%, 7/1/2038	335	389
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	1,520	1,588
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a)	3,665	3,725
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	1,760	1,738
Viacom, Inc. 4.38%, 3/15/2043	529	456
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (h)	3,130	3,055
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (h)	2,134	2,112
Videotron Ltd. (Canada) 5.00%, 7/15/2022	700	712
5.38%, 6/15/2024 (a)	3,057	3,141
5.13%, 4/15/2027 (a)	1,298	1,285
VTR Finance BV (Chile) 6.88%, 1/15/2024 (j)	1,800	1,838
Walt Disney Co. (The) 1.85%, 7/30/2026	2,189	1,937

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Warner Media LLC 5.38%, 10/15/2041	182	179
WMG Acquisition Corp. 5.63%, 4/15/2022 (a)	675	685
5.50%, 4/15/2026 (a)	1,806	1,775
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	3,330	3,136

		175,669

Metals & Mining — 0.5%
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (a)	1,784	1,891
7.00%, 9/30/2026 (a)	695	750
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,000	1,118
Carpenter Technology Corp. 4.45%, 3/1/2023	1,770	1,763
Cia Minera Milpo SAA (Peru) 4.63%, 3/28/2023 (j)	200	198
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	1,180	1,151
Commercial Metals Co. 4.88%, 5/15/2023	1,911	1,863
5.38%, 7/15/2027	813	756
FMG Resources August 2006 Pty. Ltd. (Australia) 4.75%, 5/15/2022 (a)	1,794	1,760
5.13%, 3/15/2023 (a)	325	318
5.13%, 5/15/2024 (a)	1,453	1,406
Freeport-McMoRan, Inc. 4.00%, 11/14/2021	3,120	3,088
3.55%, 3/1/2022	1,910	1,843
3.88%, 3/15/2023	10,005	9,630
4.55%, 11/14/2024	1,470	1,415
5.40%, 11/14/2034	1,395	1,288
5.45%, 3/15/2043	3,165	2,823
Glencore Finance Canada Ltd. (Switzerland) 6.90%, 11/15/2037 (a)	100	113
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	300	302
3.88%, 10/27/2027 (a)	9,185	8,517
Kaiser Aluminum Corp. 5.88%, 5/15/2024	916	939
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	1,020	1,042
Nucor Corp. 4.00%, 8/1/2023	1,000	1,023
6.40%, 12/1/2037	1,910	2,367
Steel Dynamics, Inc. 5.13%, 10/1/2021	567	575

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.25%, 4/15/2023	420	426
5.50%, 10/1/2024	870	892
4.13%, 9/15/2025	2,145	2,043
5.00%, 12/15/2026	885	881
Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	10,824	11,474
5.40%, 2/1/2043	525	500
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	700	767

		64,922

Multiline Retail — 0.0% (b)
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	827	742
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	475	511
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	6,370	4,316

		5,569

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co. 2.80%, 1/15/2023	8,215	8,014
3.50%, 2/1/2025	1,037	1,029
3.25%, 4/15/2028	800	765
6.13%, 4/1/2036	1,349	1,635
3.80%, 7/15/2048	6,195	5,653
CMS Energy Corp. 3.88%, 3/1/2024	1,000	1,007
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	9,770	9,921
Series 06-E, 5.70%, 12/1/2036	400	468
Series 09-C, 5.50%, 12/1/2039	300	349
Series 2017, 3.88%, 6/15/2047	1,000	956
4.50%, 5/15/2058	808	816
Consumers Energy Co. 6.70%, 9/15/2019	925	962
4.05%, 5/15/2048	400	403
4.35%, 8/31/2064	491	487
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	803	771
Series F, 5.25%, 8/1/2033	785	847
7.00%, 6/15/2038	400	510
Series C, 4.90%, 8/1/2041	46	48
NiSource, Inc. 6.25%, 12/15/2040	1,721	2,050
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,097
San Diego Gas & Electric Co. 6.00%, 6/1/2026	685	780
6.00%, 6/1/2039	500	616
4.50%, 8/15/2040	249	258

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Sempra Energy 9.80%, 2/15/2019	589	607

		40,049

Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA (Norway) 5.88%, 3/31/2025 (a)	3,359	3,485
Anadarko Holding Co. 7.15%, 5/15/2028	278	318
Anadarko Petroleum Corp. 8.70%, 3/15/2019	225	232
6.95%, 6/15/2019	350	359
7.95%, 6/15/2039	100	130
ANR Pipeline Co. 9.63%, 11/1/2021	250	299
Antero Resources Corp. 5.38%, 11/1/2021	3,403	3,458
5.13%, 12/1/2022	4,998	5,048
Apache Corp. 6.90%, 9/15/2018	775	776
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	605
BP Capital Markets plc (United Kingdom) 4.75%, 3/10/2019	515	521
3.25%, 5/6/2022	385	384
3.99%, 9/26/2023	11,930	12,232
3.81%, 2/10/2024	612	621
3.22%, 4/14/2024	3,265	3,210
3.54%, 11/4/2024	1,800	1,801
3.02%, 1/16/2027	1,325	1,258
3.28%, 9/19/2027	727	703
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (h)	1,085	1,030
California Resources Corp. 8.00%, 12/15/2022 (a)	2,342	2,099
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	982
Cenovus Energy, Inc. (Canada) 4.45%, 9/15/2042	294	257
5.20%, 9/15/2043	4,000	3,896
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	2,295	2,539
5.88%, 3/31/2025	4,540	4,824
5.13%, 6/30/2027	2,000	2,035
Cheniere Energy Partners LP 5.25%, 10/1/2025	2,819	2,819
Chevron Corp. 2.36%, 12/5/2022	540	523
2.57%, 5/16/2023	2,500	2,428
2.90%, 3/3/2024	21,445	21,002
2.95%, 5/16/2026	1,550	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	1,243	1,203
CNOOC Finance Ltd. (China) 3.00%, 5/9/2023	4,100	3,964
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,026	1,041
DCP Midstream Operating LP 4.75%, 9/30/2021 (a)	1,116	1,133
4.95%, 4/1/2022	522	530
3.88%, 3/15/2023	6,084	5,932
5.38%, 7/15/2025	1,055	1,081
6.75%, 9/15/2037 (a)	800	862
Denbury Resources, Inc. 7.50%, 2/15/2024 (a)	853	867
Diamondback Energy, Inc. 4.75%, 11/1/2024	1,161	1,168
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	3,550	3,776
5.38%, 6/26/2026	969	1,001
Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	120
Encana Corp. (Canada) 6.50%, 5/15/2019	150	154
7.38%, 11/1/2031	175	218
6.50%, 8/15/2034	1,000	1,175
6.63%, 8/15/2037	148	177
Energy Transfer Equity LP 4.25%, 3/15/2023	3,893	3,904
5.88%, 1/15/2024	4,650	4,941
5.50%, 6/1/2027	3,065	3,214
Energy Transfer Partners LP 5.00%, 10/1/2022	1,146	1,189
4.90%, 2/1/2024	200	206
4.75%, 1/15/2026	7,346	7,436
7.50%, 7/1/2038	300	358
6.05%, 6/1/2041	1,566	1,634
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,293
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	500	599
EnLink Midstream Partners LP 2.70%, 4/1/2019	841	837
4.40%, 4/1/2024	2,149	2,094
4.15%, 6/1/2025	2,701	2,542
4.85%, 7/15/2026	1,280	1,242
5.60%, 4/1/2044	1,930	1,703
Enterprise Products Operating LLC 3.35%, 3/15/2023	1,252	1,244
3.75%, 2/15/2025	582	584

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
3.70%, 2/15/2026	1,026	1,013
Series J, 5.75%, 3/1/2035	800	883
6.45%, 9/1/2040	375	457
5.95%, 2/1/2041	333	384
4.95%, 10/15/2054	330	332
EOG Resources, Inc. 6.88%, 10/1/2018	200	201
4.10%, 2/1/2021	1,700	1,732
EP Energy LLC 9.38%, 5/1/2024 (a)	2,085	1,642
8.00%, 11/29/2024 (a)	1,280	1,283
7.75%, 5/15/2026 (a)	3,515	3,594
Equinor ASA (Norway) 3.15%, 1/23/2022	790	789
2.45%, 1/17/2023	263	256
2.65%, 1/15/2024	2,179	2,100
7.15%, 11/15/2025	585	706
Gulfport Energy Corp. 6.38%, 5/15/2025 ‡	1,000	991
6.38%, 1/15/2026	1,018	993
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	2,358	2,278
KazMunayGas National Co. JSC (Kazakhstan) 6.38%, 10/24/2048 (a)	2,340	2,431
Kerr-McGee Corp. 7.88%, 9/15/2031	800	1,007
Marathon Oil Corp. 6.80%, 3/15/2032	500	593
MPLX LP 4.13%, 3/1/2027	7,150	6,995
5.20%, 3/1/2047	323	322
Murphy Oil Corp. 4.45%, 12/1/2022 (c)	2,303	2,298
Newfield Exploration Co. 5.75%, 1/30/2022	2,228	2,351
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	2,285	2,302
4.88%, 8/15/2027 (a)	1,835	1,849
Noble Energy, Inc. 5.25%, 11/15/2043	6,250	6,322
NuStar Logistics LP 6.75%, 2/1/2021	1,046	1,098
4.75%, 2/1/2022	1,425	1,411
5.63%, 4/28/2027	758	755
Oasis Petroleum, Inc. 6.25%, 5/1/2026 (a)	1,696	1,726
Occidental Petroleum Corp. 2.70%, 2/15/2023	504	490
3.40%, 4/15/2026	2,300	2,278
4.20%, 3/15/2048	500	501
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,727
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
PBF Holding Co. LLC 7.00%, 11/15/2023	533	557
7.25%, 6/15/2025	1,431	1,510
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	935	939
6.38%, 3/31/2025 (a)	1,390	1,409
Penn Virginia Corp. 7.25%, 4/15/2019 ‡ (e)	2,000	7
8.50%, 5/1/2020 ‡ (e)	1,000	3
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (j)	2,200	2,406
Petro-Canada (Canada) 7.88%, 6/15/2026	1,937	2,367
6.80%, 5/15/2038	1,215	1,556
Petroleos del Peru SA (Peru) 4.75%, 6/19/2032 (a)	1,670	1,630
5.63%, 6/19/2047 (a)	1,760	1,762
Petroleos Mexicanos (Mexico)
(ICE LIBOR USD 3 Month + 3.65%), 5.98%, 3/11/2022 (h)	10,631	11,285
5.38%, 3/13/2022	1,500	1,530
4.63%, 9/21/2023	333	328
6.88%, 8/4/2026	962	997
6.50%, 3/13/2027	4,018	4,058
5.63%, 1/23/2046	1,100	903
6.75%, 9/21/2047	3,834	3,537
6.35%, 2/12/2048 (a)	660	583
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019 (j)	150	146
Phillips 66 3.90%, 3/15/2028	500	495
4.65%, 11/15/2034	1,000	1,013
QEP Resources, Inc. 6.88%, 3/1/2021	978	1,029
5.38%, 10/1/2022	2,494	2,507
5.25%, 5/1/2023	2,196	2,141
5.63%, 3/1/2026	673	644
Range Resources Corp. 5.75%, 6/1/2021	200	205
5.00%, 8/15/2022	2,778	2,736
5.00%, 3/15/2023	1,658	1,622
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	2,341	2,271
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (a)	2,300	2,225

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
SM Energy Co. 6.75%, 9/15/2026	2,489	2,579
6.63%, 1/15/2027	1,293	1,334
Southwestern Energy Co. 6.20%, 1/23/2025 (c)	2,049	2,052
7.50%, 4/1/2026	2,389	2,502
Spectra Energy Partners LP 4.50%, 3/15/2045	1,140	1,085
Suncor Energy, Inc. (Canada) 7.15%, 2/1/2032	148	187
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	464	465
5.35%, 5/15/2045	2,000	1,934
Sunoco LP 4.88%, 1/15/2023 (a)	2,923	2,883
5.50%, 2/15/2026 (a)	1,161	1,112
5.88%, 3/15/2028 (a)	643	616
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	1,605	1,651
5.50%, 1/15/2028 (a)	1,565	1,581
Talos Production LLC 11.00%, 4/3/2022 (a)	5	6
Targa Resources Partners LP 5.25%, 5/1/2023	2,485	2,516
4.25%, 11/15/2023	3,426	3,323
5.13%, 2/1/2025	3,450	3,467
5.88%, 4/15/2026 (a)	860	882
5.38%, 2/1/2027	535	532
5.00%, 1/15/2028 (a)	870	845
TC PipeLines LP 3.90%, 5/25/2027	422	402
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	1,872	1,825
6.62%, 6/15/2025 (a) (c)	188	200
5.00%, 1/31/2028 (a)	1,468	1,375
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	356
Total Capital International SA (France) 2.75%, 6/19/2021	3,165	3,144
3.70%, 1/15/2024	21,800	22,146
TransCanada PipeLines Ltd. (Canada) 2.50%, 8/1/2022	285	275
3.75%, 10/16/2023	340	342
4.25%, 5/15/2028	1,000	1,007
6.20%, 10/15/2037	1,000	1,172
4.75%, 5/15/2038	1,000	1,022
7.25%, 8/15/2038	926	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransMontaigne Partners LP 6.13%, 2/15/2026	966	908
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	7,983	3,892
7.13%, 4/15/2025 (a)	14,276	6,317
Western Gas Partners LP 4.00%, 7/1/2022	446	444
Whiting Petroleum Corp. 6.63%, 1/15/2026	1,990	2,070
Williams Cos., Inc. (The) 4.00%, 9/15/2025	8,250	8,150
WPX Energy, Inc. 5.75%, 6/1/2026	1,718	1,733

		344,304

Paper & Forest Products — 0.0% (b)
Clearwater Paper Corp. 4.50%, 2/1/2023	2,434	2,258
5.38%, 2/1/2025 (a)	1,888	1,732

		3,990

Pharmaceuticals — 0.7%
Allergan, Inc. 2.80%, 3/15/2023	500	477
Bausch Health Cos., Inc. 6.50%, 3/15/2022 (a)	2,599	2,690
7.00%, 3/15/2024 (a)	5,948	6,275
5.50%, 11/1/2025 (a)	5,517	5,503
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (a)	705	615
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (a)	1,100	1,091
Concordia International Corp. (Canada) 9.00%, 4/1/2022 (a)	7,288	6,632
7.00%, 4/15/2023 ‡ (a) (e)	7,306	439
Eli Lilly & Co. 2.75%, 6/1/2025	18,140	17,418
Endo Dac 5.88%, 10/15/2024 (a)	1,586	1,584
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	8,590	8,628
3.88%, 5/15/2028	20,000	20,310
5.38%, 4/15/2034	400	461
6.38%, 5/15/2038	920	1,181
Johnson & Johnson 2.63%, 1/15/2025	1,004	975
2.45%, 3/1/2026	2,000	1,891
3.40%, 1/15/2038	926	873
Merck & Co., Inc. 2.80%, 5/18/2023	562	553
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	2,705	2,711
Pfizer, Inc. 2.75%, 6/3/2026	1,500	1,432
Pharmacia LLC 6.60%, 12/1/2028 (c)	745	906

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Roche Holdings, Inc. (Switzerland) 2.25%, 9/30/2019 (a)	450	448
Sanofi (France) 4.00%, 3/29/2021	13,773	14,112

		97,205

Professional Services — 0.0% (b)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	2,908	2,824
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	1,061	1,043
IHS Markit Ltd. 4.75%, 2/15/2025 (a)	1,408	1,428
4.00%, 3/1/2026 (a)	590	566

		5,861

Real Estate Management & Development — 0.0% (b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,545	1,531
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	571
3.88%, 3/20/2027 (a)	603	600

		2,702

Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	1,677	1,572
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (a)	150	154
Burlington Northern Santa Fe LLC 3.05%, 9/1/2022	2,500	2,482
3.00%, 3/15/2023	162	160
6.70%, 8/1/2028	1,150	1,414
7.08%, 5/13/2029	100	126
6.15%, 5/1/2037	750	927
4.38%, 9/1/2042	510	527
4.70%, 9/1/2045	6,630	7,088
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	165	170
9.45%, 8/1/2021	280	325
4.50%, 1/15/2022	1,680	1,731
6.13%, 9/15/2115	1,456	1,739
CSX Corp. 3.25%, 6/1/2027	583	554
DAE Funding LLC (United Arab Emirates) 4.50%, 8/1/2022 (a)	2,477	2,446
5.00%, 8/1/2024 (a)	2,253	2,216
ERAC USA Finance LLC 3.30%, 10/15/2022 (a)	200	198
2.70%, 11/1/2023 (a)	470	447

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
6.70%, 6/1/2034 (a)	800	968
7.00%, 10/15/2037 (a)	291	367
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	459
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan) 4.85%, 11/17/2027 (a)	521	513
Norfolk Southern Corp. 3.25%, 12/1/2021	1,415	1,412
2.90%, 2/15/2023	462	453
4.05%, 8/15/2052	500	468
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	3,857	3,929
4.50%, 3/15/2023 (a)	4,408	4,359
5.50%, 2/15/2024 (a)	3,739	3,842
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	1,767	1,754
Ryder System, Inc. 2.45%, 11/15/2018	500	500
2.45%, 9/3/2019	325	323
2.65%, 3/2/2020	840	834
3.50%, 6/1/2021	555	557
SMBC Aviation Capital Finance DAC (Ireland) 4.13%, 7/15/2023 (a)	1,100	1,105
Union Pacific Corp. 4.10%, 9/15/2067	100	88

		46,207

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	563	551
Broadcom Corp. 3.63%, 1/15/2024	2,108	2,041
Entegris, Inc. 4.63%, 2/10/2026 (a)	1,240	1,195
Intel Corp. 3.10%, 7/29/2022	605	605
2.88%, 5/11/2024	565	550
3.70%, 7/29/2025	17,737	17,973
2.60%, 5/19/2026	825	773
3.73%, 12/8/2047	1,115	1,044
Micron Technology, Inc. 5.50%, 2/1/2025	1,239	1,282
NXP BV (Netherlands) 4.13%, 6/15/2020 (a)	798	805
4.13%, 6/1/2021 (a)	4,036	4,041
4.63%, 6/15/2022 (a)	2,085	2,110
3.88%, 9/1/2022 (a)	250	248
QUALCOMM, Inc. 2.60%, 1/30/2023	139	134
2.90%, 5/20/2024	3,000	2,876
3.25%, 5/20/2027	1,003	945

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,448
Texas Instruments, Inc. 2.90%, 11/3/2027	1,000	953
4.15%, 5/15/2048	300	304
Versum Materials, Inc. 5.50%, 9/30/2024 (a)	2,074	2,121

		42,999

Software — 0.7%
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,348
Infor US, Inc. 5.75%, 8/15/2020 (a)	1,155	1,172
j2 Cloud Services LLC 6.00%, 7/15/2025 (a)	2,018	2,076
Microsoft Corp. 2.38%, 2/12/2022	25	24
2.65%, 11/3/2022	5,265	5,187
2.38%, 5/1/2023	11	11
2.88%, 2/6/2024	1,045	1,028
3.13%, 11/3/2025	3,000	2,951
2.40%, 8/8/2026	5,000	4,650
3.30%, 2/6/2027	446	442
3.50%, 2/12/2035	4,989	4,817
4.20%, 11/3/2035	435	456
3.45%, 8/8/2036	2,000	1,907
4.10%, 2/6/2037	870	904
4.50%, 10/1/2040	595	649
4.50%, 2/6/2057	762	829
Nuance Communications, Inc. 5.63%, 12/15/2026	4,025	4,010
Open Text Corp. (Canada) 5.63%, 1/15/2023 (a)	787	812
5.88%, 6/1/2026 (a)	4,331	4,472
Oracle Corp. 2.50%, 5/15/2022	787	771
2.50%, 10/15/2022	1,821	1,772
2.63%, 2/15/2023	20,150	19,654
2.40%, 9/15/2023	495	474
2.95%, 11/15/2024	1,000	972
4.30%, 7/8/2034	4,818	4,959
3.90%, 5/15/2035	1,500	1,469
5.38%, 7/15/2040	241	277
4.00%, 7/15/2046	9,500	9,132
4.38%, 5/15/2055	5,215	5,252
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,099
Symantec Corp. 5.00%, 4/15/2025 (a)	6,031	5,978

		90,554

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.4%
Caleres, Inc. 6.25%, 8/15/2023	2,535	2,598
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a) (e)	3,315	2,130
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	3,296	3,205
Home Depot, Inc. (The) 2.63%, 6/1/2022	734	722
2.13%, 9/15/2026	9,695	8,749
2.80%, 9/14/2027	1,000	943
3.50%, 9/15/2056	2,800	2,467
L Brands, Inc. 5.25%, 2/1/2028	1,269	1,092
6.88%, 11/1/2035	963	802
6.75%, 7/1/2036	2,150	1,752
Lowe’s Cos., Inc. 3.13%, 9/15/2024	665	653
3.38%, 9/15/2025	1,262	1,248
2.50%, 4/15/2026	10,060	9,291
3.70%, 4/15/2046	5,000	4,583
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	177
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	824	830
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,069	2,028
PetSmart, Inc. 7.13%, 3/15/2023 (a)	1,950	1,311
5.88%, 6/1/2025 (a)	3,545	2,876
8.88%, 6/1/2025 (a)	2,535	1,711
Sally Holdings LLC 5.50%, 11/1/2023	250	241
5.63%, 12/1/2025	967	887
Staples, Inc. 8.50%, 9/15/2025 (a)	2,234	2,111
TJX Cos., Inc. (The) 2.25%, 9/15/2026	5,000	4,562

		56,969

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. 2.85%, 5/6/2021	1,270	1,267
2.15%, 2/9/2022	2,348	2,281
2.70%, 5/13/2022	2,580	2,556
3.00%, 2/9/2024	2,702	2,671
2.85%, 5/11/2024	703	687
2.75%, 1/13/2025	3,000	2,897
2.50%, 2/9/2025	1,000	947
3.25%, 2/23/2026	372	366
3.35%, 2/9/2027	18,811	18,541
3.20%, 5/11/2027	1,143	1,111

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
3.00%, 6/20/2027	1,875	1,798
2.90%, 9/12/2027	1,742	1,653
4.50%, 2/23/2036	1,123	1,213
3.75%, 9/12/2047	2,500	2,367
Dell International LLC 5.88%, 6/15/2021 (a)	3,206	3,298
7.13%, 6/15/2024 (a)	6,236	6,667
6.02%, 6/15/2026 (a)	1,189	1,260
EMC Corp. 3.38%, 6/1/2023	6,358	5,998
Western Digital Corp. 4.75%, 2/15/2026	7,981	7,825

		65,403

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	1,774	1,730
4.88%, 5/15/2026 (a)	1,774	1,707
Levi Strauss & Co. 5.00%, 5/1/2025	2,470	2,483

		5,920

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France) 2.50%, 7/15/2019	2,000	1,991
2.75%, 12/2/2021	2,073	2,022
2.75%, 1/11/2023 (a)	18,570	17,916
5.70%, 10/22/2023 (a)	2,000	2,100
5.15%, 7/21/2024 (a)	2,950	3,018
3.38%, 12/2/2026	250	236
3.50%, 10/23/2027 (a)	1,100	1,019
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (a)	1,815	1,822
5.25%, 10/1/2025 (a)	607	570
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	4,342	4,299
5.25%, 1/15/2028 (a)	3,604	3,302
Radian Group, Inc. 7.00%, 3/15/2021	783	837
4.50%, 10/1/2024	2,715	2,674

		41,806

Tobacco — 0.5%
Altria Group, Inc. 2.63%, 1/14/2020	7,500	7,468
4.50%, 5/2/2043	3,530	3,440
3.88%, 9/16/2046	9,585	8,513
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027 (a)	5,000	4,683
4.39%, 8/15/2037 (a)	11,345	10,557

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Philip Morris International, Inc. 3.60%, 11/15/2023	3,183	3,203
3.38%, 8/11/2025	6,600	6,457
2.75%, 2/25/2026	6,310	5,913
4.38%, 11/15/2041	8,053	7,875
4.13%, 3/4/2043	5,000	4,709

		62,818

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025	242	228
Aviation Capital Group LLC 2.88%, 1/20/2022 (a)	1,000	971
3.50%, 11/1/2027 (a)	2,000	1,843
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (a)	600	572
Fly Leasing Ltd. (Ireland) 5.25%, 10/15/2024	690	659
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,146
United Rentals North America, Inc. 4.63%, 7/15/2023	2,178	2,201
5.75%, 11/15/2024	1,715	1,770
5.50%, 7/15/2025	305	311
4.63%, 10/15/2025	2,475	2,419
5.88%, 9/15/2026	2,685	2,766
5.50%, 5/15/2027	4,545	4,534
4.88%, 1/15/2028	1,205	1,149
WESCO Distribution, Inc. 5.38%, 6/15/2024	2,107	2,091
WW Grainger, Inc. 4.60%, 6/15/2045	520	549

		23,209

Water Utilities — 0.0% (b)
American Water Capital Corp. 3.85%, 3/1/2024	680	693
3.40%, 3/1/2025	622	617

		1,310

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	1,266	1,243
6.13%, 3/30/2040	300	352
Crown Castle Towers LLC 3.66%, 5/15/2025 (a)	2,105	2,078
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	2,397	2,292
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022 (a)	545	547
6.50%, 10/1/2024 (a)	1,935	1,988

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (a)	3,480	3,469
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.42%, 5/20/2022 ‡ (h)	5,134	5,134
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	1,022	1,062
7.00%, 8/15/2020	1,246	1,305
Sprint Corp. 7.13%, 6/15/2024	5,952	6,175
7.63%, 3/1/2026	880	924
T-Mobile US, Inc. 6.50%, 1/15/2024 ‡	906	—	(f)
6.38%, 3/1/2025 ‡	1,460	—	(f)
6.50%, 1/15/2026 ‡	4,391	—	(f)
4.50%, 2/1/2026 ‡	1,522	—	(f)
T-Mobile USA, Inc. 6.50%, 1/15/2024	906	938
6.00%, 4/15/2024	418	434
6.38%, 3/1/2025	1,460	1,518
5.13%, 4/15/2025	19,504	9,830
5.13%, 4/15/2025 ‡	9,752	—	(f)
6.50%, 1/15/2026	4,391	4,642
4.50%, 2/1/2026	1,522	1,452
4.75%, 2/1/2028	1,522	1,433
4.75%, 2/1/2028 ‡	1,522	—	(f)
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	11,450	11,353
4.13%, 5/30/2025	270	269
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (a)	1,373	1,227

		59,665

Total Corporate Bonds (Cost $3,823,319)		3,759,151

U.S. Treasury Obligations — 18.0%
U.S. Treasury Bonds 8.75%, 8/15/2020	6,000	6,690
7.88%, 2/15/2021	2,625	2,947
8.13%, 5/15/2021	13,600	15,508
8.13%, 8/15/2021	10,000	11,530
8.00%, 11/15/2021	7,920	9,195
5.50%, 8/15/2028	59,164	72,536
5.25%, 2/15/2029	2,500	3,033
4.50%, 2/15/2036	85,809	104,428
4.50%, 5/15/2038	3,890	4,792
3.50%, 2/15/2039	85	92
4.38%, 5/15/2040	8,674	10,594
4.75%, 2/15/2041	8,270	10,637

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.38%, 5/15/2041	37,318	45,752
2.75%, 11/15/2042	92,162	87,921
3.63%, 8/15/2043	17,780	19,656
3.75%, 11/15/2043	79,172	89,325
3.00%, 11/15/2044	64,035	63,762
2.50%, 2/15/2045	39,408	35,639
3.00%, 5/15/2045	42,260	42,087
2.88%, 8/15/2045	50,000	48,617
3.00%, 11/15/2045	155,278	154,617
2.50%, 5/15/2046	80,000	72,094
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	1,959
U.S. Treasury Notes 0.88%, 7/31/2019 (k)	10,300	10,155
1.63%, 12/31/2019 (k)	22,879	22,601
1.50%, 5/31/2020	71,015	69,667
2.63%, 11/15/2020	209,142	208,922
1.63%, 11/30/2020	45,000	43,989
2.13%, 8/15/2021	2,000	1,967
2.00%, 12/31/2021	87,476	85,477
1.75%, 2/28/2022	24,859	24,057
1.75%, 5/31/2022	305,885	295,191
1.75%, 6/30/2022	415,172	400,349
2.00%, 8/15/2025	24,653	23,374
1.63%, 5/15/2026	10,909	10,002
2.88%, 5/15/2028	1,394	1,394
U.S. Treasury STRIPS Bonds 3.38%, 8/15/2019 (l)	130	127
1.55%, 2/15/2020 (l)	25	24
3.15%, 5/15/2020 (l)	3,116	2,982
1.52%, 8/15/2020 (l)	1,050	997
2.30%, 2/15/2021 (l)	6,495	6,082
2.42%, 5/15/2021 (l)	15,000	13,942
3.83%, 11/15/2021 (l)	14,610	13,393
2.67%, 2/15/2022 (l)	640	582
2.32%, 5/15/2022 (l)	7,390	6,670
3.95%, 8/15/2022 (l)	5,000	4,482
4.10%, 11/15/2022 (l)	5,000	4,451
2.86%, 2/15/2023 (l)	225	199
2.03%, 8/15/2023 (l)	15	13
5.52%, 2/15/2028 (l)	2,615	1,979
1.86%, 8/15/2028 (l)	48,829	36,415
2.12%, 5/15/2029 (l)	67,000	48,748
2.32%, 5/15/2032 (l)	16,318	10,812
3.14%, 5/15/2033 (l)	60,162	38,637

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.73%, 11/15/2033 (l)	42,000	26,561
3.35%, 11/15/2038 (l)	32,812	17,768
2.78%, 8/15/2040 (l)	60,000	30,729
3.29%, 8/15/2041 (l)	48,775	24,201
3.08%, 2/15/2042 (l)	26,000	12,873
3.28%, 2/15/2042 (l)	24,400	11,915
3.08%, 5/15/2042 (l)	100,000	49,066
3.11%, 11/15/2042 (l)	21,800	10,395
U.S. Treasury STRIPS Notes 1.67%, 2/15/2020 (l)	3,115	3,001

Total U.s. Treasury Obligations (Cost $2,554,753)		2,487,600

Asset-Backed Securities — 17.5%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	7,085	7,086
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,404	4,437
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,694	3,609
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,214	2,098
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	302	289
Ajax Mortgage Loan Trust
Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (a) (c)	869	867
Series 2017-A, Class A, 3.47%, 4/25/2057 ‡ (a) (c)	6,694	6,657
Ally Auto Receivables Trust
Series 2015-2, Class D, 3.01%, 3/15/2022 (a)	6,000	5,964
Series 2018-1, Class A3, 2.35%, 6/15/2022	30,091	29,861
Series 2016-1, Class D, 2.84%, 9/15/2022	5,700	5,684
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	3,975
Series 2018-2, Class A3, 2.92%, 11/15/2022	26,698	26,679
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	201	198
Series 2015-1, Class A, 3.38%, 5/1/2027	3,755	3,637
Series 2016-2, Class AA, 3.20%, 6/15/2028	922	879
Series 2016-2, Class A, 3.65%, 6/15/2028	973	942

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-3, Class AA, 3.00%, 10/15/2028	387	366
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,362	2,325
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (a)	10,000	10,264
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	6,975	7,021
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (a)	6,956	6,945
Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	12,002	11,966
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,312
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	23,121	22,799
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,332
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,234
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,712
Series 2015-SFR2, Class D, 5.04%, 10/17/2045 ‡ (a)	2,250	2,359
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (a)	18,630	20,451
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class B, 1.80%, 10/8/2021	5,317	5,249
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,236
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	19,735
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-5, Class A6, 4.27%, 4/25/2033 ‡ (c)	98	98
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.03%, 1/25/2034 ‡ (c)	12	15
AMSR Trust
Series 2016-SFR1, Class E, 5.21%, 11/17/2033 ‡ (a) (m)	3,007	3,020
Series 2016-SFR1, Class F, 5.96%, 11/17/2033 ‡ (a) (m)	3,007	3,025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	15,300	15,300
Series 2016-1, Class B, 6.25%, 2/15/2020 ‡ (a)	10,250	10,250
APF Series 2016-1A, Class C, 8.00%, 2/16/2021 ‡ (m)	7,130	7,126
Arcadia Receivables Credit Trust Series 2017-1, Class A, 3.25%, 6/15/2023 (a)	1,770	1,769
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (a)	2,384	2,355
Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	3,577	3,490
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	1	1
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (a)	1,650	1,642
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (m)	143	141
Series 2003-SD2, Class 2A, 4.27%, 6/25/2043 ‡ (m)	246	246
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	15,734	15,587
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	16,365	16,206
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	793	793
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,058	1,051
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust Series 2000-2, 7.91%, 1/15/2020	60	61
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	18,050	18,147
Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	2,041	2,096
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	17,801	17,944
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	5,167	5,200
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	279	275

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
California Republic Auto Receivables Trust Series 2016-2, Class A3, 1.56%, 7/15/2020	438	437
Camillo Issuer LLC
Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	9,756	9,735
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,753	21,753
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,960	19,960
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (a)	9,006	8,999
Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	25,380	25,323
CarFinance Capital Auto Trust
Series 2014-1A, Class C, 3.45%, 4/15/2020 (a)	1,059	1,059
Series 2014-2A, Class B, 2.64%, 11/16/2020 (a)	1,494	1,493
Series 2014-2A, Class C, 3.24%, 11/16/2020 (a)	2,750	2,744
Series 2014-2A, Class D, 4.28%, 11/16/2020 (a)	4,000	4,008
Series 2015-1A, Class C, 3.58%, 6/15/2021 (a)	3,900	3,905
Series 2015-1A, Class D, 4.66%, 6/15/2021 (a)	5,400	5,378
Series 2015-1A, Class E, 5.49%, 1/18/2022 ‡ (a)	1,070	1,070
CarMax Auto Owner Trust
Series 2018-2, Class A2, 2.73%, 8/16/2021	19,400	19,388
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	2,974
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,904
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,687
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (a)	7,240	7,263
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	7,800	7,782
Centex Home Equity Loan Trust
Series 2002-C, Class AF4, 4.98%, 6/25/2031 ‡ (c)	44	44
Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	70	71

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	1,995
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,727
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (c)	122	121
CLUB Credit Trust
Series 2017-NP1, Class B, 3.17%, 4/17/2023 ‡ (a)	673	673
Series 2017-NP1, Class C, 5.13%, 4/17/2023 ‡ (a)	7,400	7,470
Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	15,000	14,985
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	1,730	1,704
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	8,627	8,443
Conix Mortgage Asset Trust Series 2013-1, Class M1, 5.07%, 12/25/2047 ‡ (a) (e) (m)	5,000	285
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class B, 3.50%, 1/16/2024 ‡ (a)	6,000	5,995
Continental Airlines Pass-Through Trust
Series 2004-ERJ1, 9.56%, 9/1/2019	90	92
Series 2012-1, Class A, 4.15%, 4/11/2024	151	153
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	714	711
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.27%, 6/25/2040 ‡ (a) (m)	8,004	721
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020 (a)	1,523	1,525
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	2,884	2,865
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	12,600	12,613
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	12,970
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	6,994
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,153

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (a)	970	968
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	1,470	1,470
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	852
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class C, 3.60%, 4/15/2025 ‡ (a)	6,048	6,035
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	3,973	3,954
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	1,742	1,725
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,456
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	30,933	30,625
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,601
Series 2018-1A, Class B, 3.60%, 4/15/2027 ‡ (a)	40,547	40,360
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,004
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,245
CSFB Mortgage-Backed Pass-Through Certificates Series 2002-HE4, Class AF, 5.51%, 8/25/2032 ‡ (c)	60	61
CWABS Asset-Backed Certificates Trust Series 2004-13, Class MV8, 3.76%, 1/25/2035 ‡ (m)	28	—	(f)
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.81%, 3/25/2034 ‡ (m)	189	190
Series 2004-1, Class M2, 2.89%, 3/25/2034 ‡ (m)	36	36
Series 2004-1, Class 3A, 2.62%, 4/25/2034 ‡ (m)	297	293
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.96%, 10/25/2034 (m)	450	444
Delta Air Lines Pass-Through Trust
Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	157	161
Series 2012-1, Class A, 4.75%, 5/7/2020	145	148
Series 2007-1, Class A, 6.82%, 8/10/2022	1,545	1,680
Series 2015-1, Class AA, 3.63%, 7/30/2027	1,093	1,092

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,418	2,361
Series 2018-1, Class D, 5.90%, 1/21/2031 (a)	3,000	3,007
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (a)	360	360
Series 2017-AA, Class B, 2.51%, 1/15/2021 (a)	560	560
Series 2017-BA, Class C, 2.61%, 8/16/2021 (a)	6,831	6,823
Series 2017-AA, Class C, 2.98%, 1/18/2022 (a)	2,471	2,470
Series 2017-1, Class C, 2.84%, 4/15/2022	7,086	7,077
Series 2017-3, Class C, 2.80%, 7/15/2022	17,295	17,241
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	2,943	2,968
Series 2015-BA, Class E, 5.15%, 8/15/2022 (a)	7,000	7,092
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	5,970	5,998
Series 2015-CA, Class E, 5.27%, 11/15/2022 (a)	4,500	4,564
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (a)	5,900	5,988
Series 2017-1, Class D, 3.84%, 3/15/2023	8,047	8,095
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	21,912
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	5,829	5,895
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,217	3,257
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,609
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,074
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,724
DT Auto Owner Trust
Series 2016-2A, Class C, 3.67%, 1/18/2022 (a)	449	450
Series 2015-1A, Class D, 4.26%, 2/15/2022 (a)	3,812	3,826
Series 2016-3A, Class C, 3.15%, 3/15/2022 (a)	3,817	3,820
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	2,962	2,983

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	3,551	3,556
Series 2016-1A, Class D, 4.66%, 12/15/2022 ‡ (a)	5,000	5,055
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	6,048	6,038
Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	16,520	16,669
Series 2017-4A, Class C, 2.86%, 7/17/2023 (a)	4,423	4,400
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,285	8,229
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	8,578	8,570
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,030
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,925
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,228
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,387
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	23,475	22,998
ENGS Commercial Finance Trust Series 2018-1A, Class A1, 2.97%, 2/22/2021 (a)	6,299	6,286
Equity One Mortgage Pass-Through Trust Series 2003-2, Class M1, 5.05%, 9/25/2033 ‡ (m)	251	254
Exeter Automobile Receivables Trust
Series 2014-2A, Class C, 3.26%, 12/16/2019 (a)	57	57
Series 2016-3A, Class A, 1.84%, 11/16/2020 (a)	478	477
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	3,480	3,477
Series 2015-3A, Class C, 4.83%, 8/16/2021 (a)	6,884	6,966
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	445	454
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	4,565	4,559
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	3,465	3,448
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	2,150	2,196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1A, Class C, 3.95%, 12/15/2022 ‡ (a)	1,885	1,890
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,070
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,219
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,697
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,152
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,297
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	22,429
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,054
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.21%, 7/15/2022 ‡ (a)	5,000	4,932
Series 2016-2A, Class C, 2.53%, 7/15/2022 ‡ (a)	5,000	4,913
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,457
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,401
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,360
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,001
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,288
Flagship Credit Auto Trust
Series 2014-1, Class C, 3.34%, 4/15/2020 (a)	2,020	2,022
Series 2014-2, Class B, 2.84%, 11/16/2020 (a)	383	383
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	4,337	4,357
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,249
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,788
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,921
Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	4,183	4,168
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,693

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,326
Series 2017-R, Class B, 8.00%, 5/17/2023 ‡ (a)	6,069	6,069
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,599
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,600
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,589
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,676
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	4,348	4,311
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (m)	453	485
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	6,000	6,206
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	3,549	3,538
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,023
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	12,975	12,913
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	19,748
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (m)	5,000	3,587
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (c)	90	90
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	2,693	2,697
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (m)	11,155	11,314
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	2,031	2,057
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,540	1,538
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	12,853	12,580
Hero Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	7,841	7,591
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	6,457	6,451

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	1,242	1,274
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	8,593	8,690
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	5,579	5,718
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	2,536	2,483
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	6,968	7,123
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	7,781	7,883
Hero Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	7,022	6,987
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	7,539	7,555
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	12,059
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	14,833
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,076
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (a)	12,000	12,123
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (a)	6,415	6,534
Series 2017-1, Class C, 8.00%, 3/15/2022 ‡ (a)	10,000	10,414
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.15%, 9/25/2037 ‡ (a) (m)	13,825	384
Series 2012-2, Class A, IO, 0.85%, 8/25/2038 ‡ (a) (m)	11,229	268
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (a) (m)	9,960	412
LendingClub Issuance Trust
Series 2016-NP2, Class A, 3.00%, 1/17/2023 (a)	224	224
Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (a)	4,500	4,548
LendingPoint Funding Trust Series 2018-1, Class A2, 6.06%, 11/15/2024 ‡ (a) (m)	11,000	11,000

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024 (a)	5,819	5,796
Series 2016-2A, Class A, 3.26%, 4/21/2025 (a)	7,500	7,503
Series 2016-2A, Class B, 4.66%, 4/21/2025 ‡ (a)	5,625	5,675
Series 2017-2A, Class B, 3.38%, 5/20/2026 ‡ (a)	3,000	2,960
Series 2017-2A, Class C, 4.33%, 5/20/2026 ‡ (a)	4,300	4,249
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,765
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.11%, 2/25/2034 ‡ (m)	61	61
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	12,302	12,302
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	14,152	14,152
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	5,412	5,416
Marlette Funding Trust
Series 2016-1A, Class B, 4.78%, 1/17/2023 (a)	6,581	6,618
Series 2017-1A, Class A, 2.83%, 3/15/2024 (a)	1,717	1,716
Series 2017-3A, Class A, 2.36%, 12/15/2024 (a)	12,970	12,924
Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	8,956	8,934
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,221
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	8,787	8,786
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	7,669	7,630
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	130	139
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	3,080	3,346
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,548	1,691
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,878	2,073
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	750	848

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.31%, 3/25/2033 ‡ (m)	306	296
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (a)	1,020	1,017
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.11%, 11/25/2033 ‡ (c)	482	487
Series 2005-1, Class M1, 2.74%, 3/25/2035 ‡ (m)	600	600
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (a)	10,000	9,931
New Valley Generation V 4.93%, 1/15/2021	282	290
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	9,483	9,348
Ocwen Master Advance Receivables Trust Series 2016-T2, Class DT2, 4.45%, 8/16/2049 ‡ (a)	6,725	6,726
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	6,531	6,476
Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,769	1,651
Series 2018, Class B, 4.61%, 2/9/2030 ‡	2,041	2,035
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,247
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	6,967
Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	15,892
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024 ‡ (a)	193	193
Series 2014-2A, Class D, 5.31%, 9/18/2024 ‡ (a)	5,267	5,294
Series 2015-2A, Class C, 4.32%, 7/18/2025 ‡ (a)	6,120	6,151
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	2,975	2,980
Series 2015-1A, Class C, 5.12%, 3/18/2026 ‡ (a)	7,435	7,546
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	4,970	4,991
Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	4,000	4,048
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,579

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Funding IV LLC Series 2016-C, Class B, 4.85%, 11/8/2021 ‡ (a)	2,171	2,172
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,854
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,362
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,452
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	10,672	10,538
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (a)	5,000	4,971
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (a)	3,602	3,608
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (a)	3,154	3,200
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,723
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,493
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,769
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,151
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,659
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (a)	637	636
Series 2017-2A, Class A, 2.41%, 9/15/2023 (a)	1,612	1,610
Series 2017-3A, Class B, 3.36%, 11/15/2023 (a)	16,866	16,756
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	12,091	12,096
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,585
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021‡(a)	10,300	10,300
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 ‡ (a) (m)	4,566	4,523
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	2,726	2,673
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	3,982	4,048
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	30,525	30,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	10,392	10,370
Santander Drive Auto Receivables Trust
Series 2017-1, Class B, 2.10%, 6/15/2021	9,699	9,663
Series 2017-1, Class C, 2.58%, 5/16/2022	7,916	7,869
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,082
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	13,609
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 ‡ (a)	8,659	8,702
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (a)	10,073	10,063
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	11,980	11,943
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (c)	209	184
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (a)	274	274
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	1,324	1,321
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	2,172	2,157
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 2.14%, 6/25/2037 ‡ (m)	1,192	893
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	811	787
Spirit Master Funding LLC
Series 2014-4A, Class A2, 4.63%, 1/20/2045 (a)	22,230	22,410
Series 2017-1A, Class A, 4.36%, 12/20/2047 (a)	11,216	11,228
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024 ‡ (a)	5,808	5,798
Series 2015-AA, Class D, 6.31%, 11/15/2024 ‡ (a)	5,800	5,816
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,347
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	13,914

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290		9,362
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI, Class A2, 2.15%, 6/25/2037 ‡ (m)	—	(f)	—	(f)
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (a)	7,172		7,141
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (a)	2,915		2,907
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214		2,213
T-Mobile USA, Inc. 6.00%, 4/15/2024 ‡	418		—
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (a)	16,243		16,238
Series 2018-1A, Class B, 7.30%, 2/16/2021 ‡ (a)	8,600		8,598
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(a)	3,083		3,041
U.S. Residential Opportunity Fund II Trust Series 2017-1II, Class A, 3.35%, 11/27/2037‡(a) (c)	10,772		10,669
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 3.35%, 11/27/2037 ‡ (a) (c)	17,293		17,155
UAL Pass-Through Trust
Series 2007-1, 7.34%, 7/2/2019	319		328
Series 2007-1, 6.64%, 7/2/2022	979		1,029
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	562		574
Series 2014-1, Class A, 4.00%, 4/11/2026	4,165		4,208
Series 2016-1, Class AA, 3.10%, 7/7/2028	318		304
Series 2016-1, Class A, 3.45%, 7/7/2028	330		318
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,752		1,652
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,995		17,514
Series 2018-1, Class A, 3.70%, 3/1/2030	1,290		1,261
United Auto Credit Securitization Trust Series 2016-2, Class E, 5.50%, 1/10/2023 (a)	3,000		3,025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Upstart Securitization Trust
Series 2017-1, Class A, 2.64%, 6/20/2024 (a)	1,323	1,321
Series 2017-2, Class A, 2.51%, 3/20/2025 (a)	4,222	4,210
US Airways Pass-Through Trust
Series 2012-1, Class A, 5.90%, 10/1/2024	1,472	1,581
Series 2013-1, Class A, 3.95%, 11/15/2025	2,975	2,969
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	4,897	4,897
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	7,543	7,484
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	12,976	12,809
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,087
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	2,741	2,731
Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	9,920	9,786
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (a)	10,105	10,105
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (a) (c)	2,057	2,047
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047 (a) (c)	4,660	4,651
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047 ‡ (a) (c)	3,129	3,119
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (c)	19,508	19,392
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (a) (c)	3,375	3,350
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (c)	19,919	19,753
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 (a) (c)	6,933	6,925
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048 (a) (c)	6,530	6,522
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (a) (c)	13,304	13,311
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (a) (c)	13,683	13,681

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT LXVIII LLC
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 (a) (c)	8,278	8,273
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048 (a) (c)	5,000	4,997
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (m)	13,968	13,799
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (c)	1,665	1,662
Westgate Resorts LLC
Series 2014-1A, Class C, 5.50%, 12/20/2026 (a)	565	567
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	14,613	14,593
Series 2018-1A, Class B, 3.58%, 12/20/2031‡(a)	10,951	10,884
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/2021 (a)	3,937	3,938
Series 2016-1A, Class E, 6.52%, 6/15/2022‡(a)	3,260	3,321
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,401
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,131
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,824
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	39,893
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	11,571	11,533
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,802

Total Asset-Backed Securities (Cost $2,433,626)		2,423,353

Mortgage-Backed Securities — 16.3%
FHLMC
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (m)	59	62
Pool # 1J1380, ARM, 4.60%, 3/1/2036 (m)	89	96
Pool # 1J1393, ARM, 3.64%, 10/1/2036 (m)	83	86
Pool # 1J1657, ARM, 3.94%, 5/1/2037 (m)	29	30
Pool # 1Q0476, ARM, 3.66%, 10/1/2037 (m)	189	199

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 15 Year, Single Family
Pool # E01481, 4.50%, 10/1/2018	2	2
Pool # J05944, 5.50%, 1/1/2021	98	100
Pool # G13821, 6.00%, 11/1/2021	19	20
Pool # G13385, 5.50%, 11/1/2023	55	57
Pool # G13603, 5.50%, 2/1/2024	30	31
Pool # G13805, 5.50%, 12/1/2024	167	172
Pool # G14252, 5.50%, 12/1/2024	165	170
Pool # J14494, 4.00%, 2/1/2026	1,100	1,129
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91025, 7.00%, 1/1/2027	128	134
Pool # G30591, 6.00%, 2/1/2028	798	866
Pool # D98914, 4.00%, 1/1/2032	4,220	4,361
FHLMC Gold Pools, 30 Year, Single Family
Pool # C80091, 6.50%, 1/1/2024	35	39
Pool # C80161, 7.50%, 6/1/2024	1	2
Pool # G00271, 7.00%, 9/1/2024	25	26
Pool # C80245, 7.50%, 10/1/2024	5	5
Pool # G00278, 7.00%, 11/1/2024	13	13
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	22	23
Pool # G00747, 8.00%, 8/1/2027	40	45
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	105	117
Pool # C21930, 6.00%, 2/1/2029	8	9
Pool # C00785, 6.50%, 6/1/2029	21	23
Pool # C30263, 7.00%, 8/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	74	82
Pool # A13067, 4.00%, 9/1/2033	47	48
Pool # G60154, 5.00%, 2/1/2034	18,243	19,480
Pool # G60214, 5.00%, 7/1/2035	16,816	17,934
Pool # C02641, 7.00%, 10/1/2036	46	51
Pool # C02660, 6.50%, 11/1/2036	103	116
Pool # G06172, 5.50%, 12/1/2038	1,951	2,120
Pool # G06576, 5.00%, 9/1/2040	8,643	9,250
Pool # A96733, 4.50%, 2/1/2041	14,507	15,253
Pool # G06493, 4.50%, 5/1/2041	767	805
Pool # Q05956, 4.50%, 2/1/2042	1,949	2,032
Pool # Q11285, 3.50%, 9/1/2042	5,985	6,000
Pool # Q12174, 3.50%, 10/1/2042	6,659	6,675
Pool # G07239, 3.00%, 12/1/2042	5,741	5,604
Pool # Q13796, 3.50%, 12/1/2042	8,295	8,315
Pool # Q15767, 3.00%, 2/1/2043	5,492	5,354
Pool # Q33869, 4.00%, 6/1/2045	5,253	5,362
Pool # G61462, 4.00%, 7/1/2045 (n)	32,361	33,191

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q37784, 3.50%, 12/1/2045	3,728	3,714
Pool # Q39092, 4.00%, 2/1/2046	6,795	6,940
Pool # Q39412, 3.50%, 3/1/2046	2,568	2,559
Pool # Q40797, 3.50%, 5/1/2046	7,296	7,268
Pool # Q40922, 3.50%, 6/1/2046	3,588	3,572
Pool # Q40905, 3.50%, 6/1/2046	924	920
Pool # Q42079, 3.50%, 7/1/2046	1,365	1,358
Pool # Q41602, 3.50%, 7/1/2046	1,864	1,855
Pool # Q42657, 3.50%, 8/1/2046	12,656	12,597
Pool # Q42656, 4.00%, 8/1/2046	1,339	1,365
Pool # Q43241, 3.50%, 9/1/2046	13,923	13,855
Pool # Q43237, 4.00%, 9/1/2046	2,163	2,205
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	27	29
Pool # B90491, 7.50%, 1/1/2032	273	296
Pool # G20028, 7.50%, 12/1/2036	414	452
FHLMC Gold Pools, Other
Pool # U89009, 3.50%, 9/1/2032	1,043	1,053
Pool # U80074, 3.50%, 10/1/2032	3,803	3,837
Pool # U90690, 3.50%, 6/1/2042	3,177	3,176
Pool # U90975, 4.00%, 6/1/2042	810	832
Pool # U90230, 4.50%, 9/1/2042	3,030	3,185
Pool # U90281, 4.00%, 10/1/2042	2,187	2,248
Pool # U92021, 5.00%, 9/1/2043	3,711	4,014
Pool # U99076, 4.50%, 12/1/2043	6,543	6,881
Pool # U99084, 4.50%, 2/1/2044	5,513	5,798
Pool # U92996, 3.50%, 6/1/2045	671	669
Pool # U93026, 3.50%, 7/1/2045	1,421	1,420
Pool # U99134, 4.00%, 1/1/2046	5,975	6,139
Pool # U93155, 3.50%, 5/1/2046	988	987
Pool # U93158, 3.50%, 6/1/2046	1,366	1,365
Pool # U93172, 3.50%, 7/1/2046	1,191	1,190
Pool # U93167, 3.50%, 7/1/2046	996	992
FNMA
Pool # AM2292, ARM, 2.43%, 1/1/2023 (m)	3,537	3,535
Pool # 750285, ARM, 4.50%, 10/1/2033 (m)	19	19
Pool # 766610, ARM, 3.43%, 1/1/2034 (m)	86	91
Pool # 823660, ARM, 4.13%, 5/1/2035 (m)	101	105
Pool # 910181, ARM, 3.73%, 3/1/2037 (m)	81	84
Pool # 888304, ARM, 3.51%, 4/1/2037 (m)	9	9

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 888750, ARM, 3.82%, 4/1/2037 (m)	129		135
Pool # 948208, ARM, 3.82%, 7/1/2037 (m)	63		65
Pool # 888620, ARM, 4.22%, 7/1/2037 (m)	69		72
FNMA, 10 Year, Single Family Pool # AD0672, 4.50%, 1/1/2020	42		43
FNMA, 15 Year, Single Family
Pool # 743183, 5.00%, 10/1/2018	1		1
Pool # 740462, 5.00%, 11/1/2018	2		2
Pool # 725993, 6.00%, 9/1/2019	—	(f)	—	(f)
Pool # 890129, 6.00%, 12/1/2021	32		32
Pool # 949379, 6.00%, 8/1/2022	36		37
Pool # 890231, 5.00%, 7/1/2025	256		266
FNMA, 20 Year, Single Family
Pool # 323361, 6.50%, 11/1/2018	2		2
Pool # MA0602, 3.50%, 12/1/2030	343		343
FNMA, 30 Year, Single Family
Pool # 50617, 8.00%, 8/1/2022	—	(f)	—	(f)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(f)	—	(f)
Pool # 313692, 8.50%, 12/1/2025	8		8
Pool # 365997, 7.50%, 10/1/2026	4		4
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		2
Pool # 420165, 6.50%, 4/1/2028	45		50
Pool # 455598, 5.50%, 12/1/2028	29		31
Pool # 517656, 5.50%, 7/1/2029	22		23
Pool # 252570, 6.50%, 7/1/2029	23		26
Pool # 517679, 6.50%, 7/1/2029	79		86
Pool # 323866, 6.50%, 8/1/2029	18		20
Pool # 995656, 7.00%, 6/1/2033	239		272
Pool # AL6168, 5.00%, 9/1/2033	8,323		8,857
Pool # 725229, 6.00%, 3/1/2034	1,379		1,522
Pool # AA0918, 5.50%, 9/1/2034	256		277
Pool # 735503, 6.00%, 4/1/2035	135		149
Pool # 745948, 6.50%, 10/1/2036	22		24
Pool # AL0379, 8.00%, 12/1/2036	1,735		1,992
Pool # AA8502, 6.00%, 8/1/2037	74		80
Pool # 995149, 6.50%, 10/1/2038	68		76
Pool # 995504, 7.50%, 11/1/2038	97		114
Pool # AC3237, 5.00%, 10/1/2039	800		857
Pool # AC4467, 4.50%, 12/1/2039	2,227		2,330
Pool # AE3095, 4.50%, 9/1/2040	1,997		2,089
Pool # AE1526, 4.50%, 9/1/2040	4,008		4,193

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AE0681, 4.50%, 12/1/2040 (n)	7,162	7,492
Pool # AL0038, 5.00%, 2/1/2041	7,433	7,962
Pool # AX5292, 5.00%, 1/1/2042	27,852	29,951
Pool # BM1065, 5.50%, 2/1/2042	12,377	13,402
Pool # AL2059, 4.00%, 6/1/2042	20,533	21,173
Pool # AB7575, 3.00%, 1/1/2043	5,770	5,627
Pool # AR6380, 3.00%, 2/1/2043	5,445	5,312
Pool # 890564, 3.00%, 6/1/2043	7,049	6,879
Pool # AT5907, 4.00%, 6/1/2043	12,498	12,886
Pool # AS0214, 3.50%, 8/1/2043	12,690	12,744
Pool # AL6848, 5.00%, 6/1/2044	3,607	3,888
Pool # BA2343, 4.00%, 9/1/2045	8,105	8,276
Pool # BA1210, 3.50%, 5/1/2046	2,062	2,054
Pool # BA7485, 3.50%, 6/1/2046	1,278	1,272
Pool # BC2969, 3.50%, 6/1/2046	1,040	1,036
Pool # BD1371, 3.50%, 6/1/2046	2,931	2,917
Pool # BA7492, 4.00%, 6/1/2046	1,918	1,954
Pool # BC9368, 4.00%, 6/1/2046	7,149	7,283
Pool # BD1372, 4.00%, 6/1/2046	3,057	3,114
Pool # BD2956, 3.50%, 7/1/2046	10,040	9,991
Pool # BD5456, 3.50%, 8/1/2046	6,250	6,221
Pool # BM1169, 4.00%, 9/1/2046	21,319	21,991
Pool # BE0280, 3.50%, 10/1/2046	6,030	6,010
Pool # AS8335, 4.50%, 11/1/2046	16,235	16,924
Pool # BM1906, 4.00%, 5/1/2047	16,941	17,316
Pool # AS9811, 5.00%, 6/1/2047	8,196	8,756
Pool # BH7565, 4.00%, 8/1/2047	26,554	27,121
Pool # BM3500, 4.00%, 9/1/2047	12,358	12,622
Pool # BH6687, 4.00%, 11/1/2047	12,354	12,589
Pool # BJ5254, 4.00%, 12/1/2047	14,072	14,331
Pool # BM3499, 4.00%, 12/1/2047	95,930	97,976
Pool # BE8347, 4.00%, 12/1/2047	7,260	7,405
Pool # BJ7311, 4.00%, 1/1/2048	51,683	52,790
Pool # BH6689, 4.00%, 1/1/2048	21,643	22,054
Pool # BJ8238, 4.00%, 1/1/2048	17,067	17,433
Pool # BK1008, 4.00%, 1/1/2048	3,127	3,195
Pool # BJ8265, 4.00%, 1/1/2048	11,377	11,621
Pool # BJ5772, 4.00%, 2/1/2048	15,876	16,216
Pool # BJ4617, 4.00%, 2/1/2048	11,903	12,167
Pool # BK1581, 4.00%, 2/1/2048	2,021	2,064
Pool # BJ5803, 4.00%, 3/1/2048	11,280	11,521
Pool # BK1963, 4.00%, 3/1/2048	8,389	8,576
Pool # BM3665, 4.00%, 3/1/2048	29,556	30,293
Pool # BE2789, 4.00%, 4/1/2048	7,267	7,423
Pool # BJ5781, 4.50%, 4/1/2048	27,876	29,152

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BK5943, 5.00%, 6/1/2048	8,532	9,177
Pool # BK4130, 4.50%, 7/1/2048	3,020	3,137
Pool # BN0133, 4.00%, 8/1/2048 (n)	13,579	13,870
Pool # CA2171, 4.00%, 8/1/2048 (n)	25,997	26,319
Pool # BK9292, 5.00%, 8/1/2048	17,161	18,289
TBA, 4.50%, 9/25/2048 (n)	230,700	239,510
FNMA, Other
Pool # 464019, 4.26%, 12/1/2019	3,450	3,504
Pool # AD0851, 4.37%, 2/1/2020	1,686	1,717
Pool # AE0134, 4.40%, 2/1/2020	331	336
Pool # 465973, 3.59%, 10/1/2020	1,448	1,465
Pool # 466430, 3.37%, 11/1/2020	1,668	1,681
Pool # 467950, 4.34%, 6/1/2021	5,711	5,889
Pool # 468564, 4.06%, 7/1/2021	1,235	1,266
Pool # 468958, 3.77%, 9/1/2021	1,000	1,017
Pool # 469612, 3.66%, 12/1/2021	1,466	1,492
Pool # 470622, 2.75%, 3/1/2022	1,358	1,342
Pool # AM2285, 2.41%, 1/1/2023	3,595	3,507
Pool # AM2255, 2.51%, 1/1/2023	3,769	3,692
Pool # AM2452, 2.44%, 2/1/2023	7,034	6,867
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,820
Pool # AL3876, 2.77%, 6/1/2023	4,283	4,211
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,288
Pool # AM5032, 3.64%, 12/1/2023	4,778	4,867
Pool # AM5079, 3.45%, 1/1/2024	5,049	5,105
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,422
Pool # AN2363, 2.23%, 4/1/2024	3,871	3,675
Pool # AM6795, 3.05%, 9/1/2024	11,066	10,981
Pool # AM7551, 2.97%, 12/1/2024	13,405	13,224
Pool # AM7552, 2.97%, 12/1/2024	18,190	17,945
Pool # AM7290, 2.97%, 12/1/2024	4,110	4,056
Pool # AL6260, 3.09%, 12/1/2024	4,200	4,174
Pool # AM7682, 2.84%, 1/1/2025	5,890	5,775
Pool # AM7795, 2.92%, 1/1/2025	10,000	9,838
Pool # AN1302, 2.93%, 1/1/2025	4,161	4,080
Pool # AM8090, 2.48%, 2/1/2025	9,771	9,392
Pool # AM7514, 3.07%, 2/1/2025	29,120	28,860
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,821
Pool # AM8674, 2.81%, 4/1/2025	18,640	18,216
Pool # AM8691, 2.64%, 6/1/2025	18,777	18,144
Pool # AN0287, 2.95%, 11/1/2025	5,000	4,913
Pool # AN0707, 3.13%, 2/1/2026	8,720	8,638
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,793
Pool # AN1413, 2.49%, 5/1/2026	10,000	9,532
Pool # AN1503, 2.62%, 5/1/2026	5,781	5,571
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,889

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,697
Pool # AN2193, 2.53%, 7/1/2026	6,000	5,745
Pool # AN2689, 2.20%, 10/1/2026	6,500	6,054
Pool # AN4000, 3.00%, 12/1/2026	2,399	2,359
Pool # AL6937, 3.92%, 12/1/2026	4,987	5,163
Pool # AN4917, 3.13%, 3/1/2027	13,674	13,418
Pool # AM8854, 2.88%, 7/1/2027	11,707	11,322
Pool # AN6318, 3.18%, 8/1/2027	8,500	8,337
Pool # AN1449, 2.97%, 4/1/2028	6,856	6,643
Pool # AN9696, 3.50%, 6/1/2028	34,500	34,703
Pool # AN2005, 2.73%, 7/1/2028	10,620	9,990
Pool # 387807, 3.55%, 8/1/2028	11,451	11,563
Pool # 387845, 3.64%, 8/1/2028	5,300	5,390
Pool # AN2497, 2.60%, 9/1/2028	4,225	3,957
Pool # AN2956, 2.44%, 10/1/2028	7,112	6,543
Pool # AN3080, 2.61%, 11/1/2028	14,080	13,109
Pool # AN3685, 2.69%, 12/1/2028	15,076	14,035
Pool # AN4004, 3.27%, 12/1/2028	8,615	8,493
Pool # AN4154, 3.17%, 1/1/2029	16,836	16,368
Pool # AN4349, 3.35%, 1/1/2029	8,606	8,503
Pool # AN4344, 3.37%, 1/1/2029	17,598	17,571
Pool # AN1872, 2.90%, 5/1/2029	3,877	3,686
Pool # AN5677, 3.25%, 6/1/2029	9,825	9,670
Pool # 387883, 3.78%, 8/1/2030	16,369	16,814
Pool # 387827, 3.80%, 8/1/2030	7,918	8,125
Pool # AN0198, 3.34%, 11/1/2030	4,158	4,092
Pool # AN1676, 2.99%, 5/1/2031	3,657	3,465
Pool # AN1953, 3.01%, 6/1/2031	1,976	1,884
Pool # AN1683, 3.03%, 6/1/2031	5,000	4,754
Pool # AN2308, 2.87%, 8/1/2031	9,361	8,864
Pool # AN2625, 2.50%, 10/1/2031	12,340	11,199
Pool # AN4118, 3.24%, 2/1/2032	9,190	8,845
Pool # AO7654, 3.50%, 5/1/2032	4,197	4,238
Pool # AO7057, 3.50%, 6/1/2032	1,903	1,922
Pool # AO7746, 3.50%, 6/1/2032	256	259
Pool # AO5230, 3.50%, 6/1/2032	3,169	3,199
Pool # AO8038, 3.50%, 7/1/2032	4,174	4,215
Pool # AP0682, 3.50%, 7/1/2032	5,444	5,497
Pool # AP0645, 3.50%, 7/1/2032	5,136	5,186
Pool # AP1314, 3.50%, 8/1/2032	4,803	4,850
Pool # AQ1534, 3.50%, 10/1/2032	1,337	1,350
Pool # AQ1607, 3.50%, 11/1/2032	1,042	1,052
Pool # 650236, 5.00%, 12/1/2032	14	14
Pool # AR7961, 3.50%, 3/1/2033	1,277	1,289
Pool # 868763, 6.50%, 4/1/2036	6	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # AO6757, 4.00%, 6/1/2042	4,697		4,800
Pool # MA1125, 4.00%, 7/1/2042	4,408		4,505
Pool # MA1213, 3.50%, 10/1/2042	15,818		15,786
Pool # MA1283, 3.50%, 12/1/2042	2,176		2,172
Pool # MA1328, 3.50%, 1/1/2043	7,684		7,669
Pool # MA1404, 3.50%, 4/1/2043	3,994		3,986
Pool # MA1463, 3.50%, 6/1/2043	5,503		5,492
Pool # MA1462, 3.50%, 6/1/2043	2,249		2,252
Pool # MA1510, 4.00%, 7/1/2043	4,600		4,701
Pool # MA1546, 3.50%, 8/1/2043	8,481		8,464
Pool # AV2613, 4.50%, 11/1/2043	6,179		6,459
Pool # AU8840, 4.50%, 11/1/2043	2,506		2,619
Pool # MA1711, 4.50%, 12/1/2043	4,240		4,430
Pool # AL6167, 3.50%, 1/1/2044	31,336		31,274
Pool # MA2346, 3.50%, 6/1/2045	1,202		1,199
Pool # MA2462, 4.00%, 11/1/2045	6,862		7,013
Pool # MA2482, 4.00%, 12/1/2045	6,812		6,962
Pool # MA2519, 4.00%, 1/1/2046	6,400		6,542
Pool # BC0784, 3.50%, 4/1/2046	886		884
Pool # MA2593, 4.00%, 4/1/2046	15,298		15,635
Pool # MA2631, 4.00%, 5/1/2046	17,957		18,372
Pool # MA2658, 3.50%, 6/1/2046	4,057		4,049
Pool # MA2690, 3.50%, 7/1/2046	9,641		9,622
GNMA I, 15 Year, Single Family Pool # 782933, 6.50%, 10/15/2023	76		79
GNMA I, 30 Year, Single Family
Pool # 299559, 10.00%, 11/15/2020	—	(f)	—	(f)
Pool # 313389, 7.25%, 9/15/2021	1		1
Pool # 314497, 7.25%, 1/15/2022	17		17
Pool # 316247, 9.00%, 1/15/2022	6		6
Pool # 297656, 7.50%, 10/15/2022	4		5
Pool # 376855, 7.00%, 2/15/2024	24		24
Pool # 380930, 7.00%, 4/15/2024	1		1
Pool # 389850, 7.00%, 4/15/2024	—	(f)	—	(f)
Pool # 780029, 9.00%, 11/15/2024	5		5
Pool # 405529, 8.50%, 11/15/2025	1		1
Pool # 430999, 7.50%, 7/15/2026	14		14
Pool # 780481, 7.00%, 12/15/2026	4		5
Pool # 442422, 7.50%, 2/15/2027	3		3
Pool # 460982, 7.00%, 11/15/2027	2		3
Pool # 427295, 7.25%, 1/15/2028	13		13
Pool # 460759, 6.50%, 2/15/2028	64		70
Pool # 781118, 6.50%, 10/15/2029	48		53
Pool # 783867, 6.00%, 8/15/2036	4,423		4,844

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS4934, 4.50%, 5/15/2046	2,807	2,968
Pool # AT7538, 4.00%, 7/15/2046	11,200	11,579
Pool # AT7652, 4.00%, 8/15/2046	7,059	7,298
GNMA II, 30 Year, Single Family
Pool # 2056, 7.50%, 8/20/2025	3	3
Pool # 2270, 8.00%, 8/20/2026	3	3
Pool # 2285, 8.00%, 9/20/2026	31	35
Pool # 2379, 8.00%, 2/20/2027	2	2
Pool # 2397, 8.00%, 3/20/2027	1	1
Pool # 2445, 8.00%, 6/20/2027	13	14
Pool # 2457, 7.50%, 7/20/2027	29	34
Pool # 2538, 8.00%, 1/20/2028	6	7
Pool # 2581, 8.00%, 4/20/2028	1	1
Pool # 2606, 8.00%, 6/20/2028	1	1
Pool # 2619, 8.00%, 7/20/2028	2	2
Pool # 2633, 8.00%, 8/20/2028	6	7
Pool # 2714, 6.50%, 2/20/2029	6	6
Pool # 4901, 8.00%, 9/20/2031	327	370
Pool # 5020, 7.50%, 5/20/2032	152	167
Pool # 738210, 7.00%, 6/20/2032	304	329
Pool # 738062, 6.00%, 11/20/2032	543	592
Pool # 738059, 6.00%, 10/20/2033	170	182
Pool # 738049, 6.00%, 3/20/2035	512	559
Pool # 737987, 6.00%, 4/20/2036	581	630
Pool # 737975, 6.00%, 9/20/2036	83	89
Pool # 5034, 7.00%, 8/20/2038	145	159
Pool # 4245, 6.00%, 9/20/2038	136	148
Pool # 4930, 7.00%, 10/20/2038	485	553
Pool # 4964, 7.00%, 12/20/2038	93	97
Pool # 4872, 7.00%, 1/20/2039	528	589
Pool # 5218, 6.50%, 10/20/2039	247	271
Pool # 5072, 6.50%, 10/20/2039	184	203
Pool # AS8103, 3.50%, 6/20/2046	2,328	2,337
Pool # AS8104, 3.75%, 6/20/2046	1,992	2,020
Pool # AS8105, 4.00%, 6/20/2046	1,410	1,447
Pool # AS8106, 3.50%, 7/20/2046	3,078	3,089
Pool # AS8107, 3.75%, 7/20/2046	3,968	4,027
Pool # BB8791, 4.00%, 12/20/2047	9,911	10,239
Pool # BD6195, 4.00%, 1/20/2048	24,018	24,747
Pool # BG2382, 4.50%, 3/20/2048	3,832	4,033
Pool # BE9507, 4.50%, 3/20/2048	4,546	4,814
Pool # BA7568, 4.50%, 4/20/2048	31,373	32,742
Pool # BD0512, 5.00%, 4/20/2048	20,775	22,179
Pool # BH2970, 5.00%, 6/20/2048	12,969	13,871
Pool # BD0532, 5.00%, 6/20/2048	19,453	20,764

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BG3833, 4.50%, 7/20/2048	44,925	46,881
Pool # BD0549, 5.00%, 8/20/2048	18,825	20,094

Total Mortgage-Backed Securities (Cost $2,309,132)		2,257,159

Commercial Mortgage-Backed Securities — 8.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (m)	24,120	22,579
Access PT Funding Trust Series 2016-1, 7.00%, 2/15/2023 ‡	1,201	1,200
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	2,944
Series 2016-FR14, Class A, 3.03%, 2/27/2048 (a) (m)	8,400	7,897
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (a) (m)	5,750	5,294
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	7,250
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	5,985
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	11,231
Series 2015-FR11, Class A705, 1.42%, 9/27/2044 (a) (m)	17,245	17,164
Series 2016-FR13, Class A, 1.67%, 8/27/2045 (a) (m)	16,500	14,432
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,747
Series 2014-FRR5, Class AK37, 2.65%, 1/27/2047 (a) (m)	15,000	13,166
Series 2014-FRR8, Class A, 2.20%, 11/26/2047 (a) (m)	12,000	9,926
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,427
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	954
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,778
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (m)	12,692	11,945
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	18,169
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	11,921

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (m)	5,000	4,782
BXMT Ltd. Series 2017-FL1, Class D, 4.76%, 6/15/2035 ‡ (a) (m)	8,500	8,553
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.31%, 5/15/2035 ‡ (m)	7,690	9
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.68%, 12/11/2049 ‡ (a) (m)	426	3
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.95%, 12/15/2047 ‡ (a) (m)	5,000	5,190
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,150
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (m)	23,900	23,955
Series 2006-GG7, Class AM, 5.95%, 7/10/2038 (m)	2,250	2,250
Series 2013-CR9, Class D, 4.39%, 7/10/2045 ‡ (a) (m)	7,000	6,040
Series 2012-CR2, Class XA, IO, 1.82%, 8/15/2045 ‡ (m)	21,379	1,134
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,107
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,951
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.10%, 1/15/2049 ‡ (a) (m)	13,105	—	(f)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (m)	19,159	18,968
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	12,399
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,530
DBRR Re-REMIC Trust Series 2015-FRR1, Class B711, PO, 8/28/2045 (a)	7,715	7,367
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.26%, 7/10/2044 ‡ (a) (m)	10,487	243
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class C, 3.91%, 6/15/2035 ‡ (a) (m)	4,808	4,819
Series 2018-RSO6, Class D, 4.56%, 6/15/2035 ‡ (a) (m)	4,000	3,999

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Multifamily Structured Pass-Through Certificates
Series K708, Class X1, IO, 1.59%, 1/25/2019 (m)	62,807	134
Series KJ08, Class A2, 2.36%, 8/25/2022	4,621	4,529
Series KJ13, Class A2, 2.86%, 8/25/2022	13,930	13,821
Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,633
Series KJ09, Class A2, 2.84%, 9/25/2022	5,121	5,068
Series KJ07, Class A2, 2.31%, 12/25/2022	20,000	19,407
Series KJ06, Class A, 2.27%, 1/25/2023	25,000	24,081
Series K037, Class A2, 3.49%, 1/25/2024	15,000	15,272
Series K038, Class A2, 3.39%, 3/25/2024	3,429	3,475
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,378
Series K048, Class A2, 3.28%, 6/25/2025 (m)	13,500	13,579
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,803
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	12,521
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,771
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,676
Series K058, Class AM, 2.72%, 8/25/2026 (m)	20,000	19,045
Series K061, Class AM, 3.44%, 11/25/2026 (m)	10,012	10,035
Series K063, Class AM, 3.51%, 1/25/2027 (m)	25,610	25,786
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,576
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,524
Series K069, Class A2, 3.19%, 9/25/2027 (m)	20,340	20,030
Series K070, Class A2, 3.30%, 11/25/2027 (m)	6,045	5,997
Series K073, Class A2, 3.35%, 1/25/2028	14,087	14,001
Series W5FX, Class AFX, 3.34%, 4/25/2028 (m)	9,910	9,724
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,432
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	617	616
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (m)	13,022	12,891
Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,206	3,119
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (m)	8,935	9,096

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (m)	8,909	8,831
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	12,472
Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	9,734
Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,398	11,965
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (m)	19,528	19,480
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (m)	11,700	11,491
Series 2015-M5, Class A1, 2.97%, 3/25/2025 (m)	20,064	19,513
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (m)	1,808	1,759
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	8,572
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	9,731
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (m)	10,660	9,960
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (m)	17,000	15,910
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (m)	8,528	8,318
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (m)	10,260	9,980
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (m)	11,282	10,963
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (m)	30,256	29,307
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (m)	36,000	35,140
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (m)	20,853	20,795
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (m)	9,077	8,766
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (m)	7,528	7,197
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	13,069	12,496
FORT CRE LLC
Series 2016-1A, Class D, 7.92%, 5/21/2036 (a) (m)	17,000	17,084
Series 2016-1A, Class E, 10.07%, 5/21/2036 (a) (m)	11,503	11,589

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREMF Mortgage Trust
Series 2015-K718, Class C, 3.67%, 2/25/2022 (a) (m)	4,000	3,863
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (m)	11,227	10,997
Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (m)	11,500	10,983
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (m)	3,200	3,038
Series 2017-K68, Class B, 3.98%, 8/25/2027 (a) (m)	9,423	9,111
Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (m)	4,156	4,105
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (m)	4,750	4,741
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (m)	7,000	6,803
Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (m)	2,585	2,551
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (m)	8,542	8,440
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (m)	8,920	8,689
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (m)	3,545	3,375
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (m)	16,085	15,621
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (m)	2,750	2,726
Series 2016-K55, Class B, 4.29%, 4/25/2049 (a) (m)	10,000	10,021
Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (m)	3,549	3,504
Series 2016-K722, Class B, 3.97%, 7/25/2049 (a) (m)	8,010	7,941
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (m)	4,714	4,545
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (m)	11,895	11,627
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (m)	10,000	9,805
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031 ‡ (a) (m)	20,000	131
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56%, 8/10/2044 (a) (m)	2,579	2,535
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	16,322

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (a) (m)	21,065	5
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (m)	7,138	9
Series 2010-C2, Class XA, IO, 1.76%, 11/15/2043 ‡ (a) (m)	4,992	127
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (a) (m)	12,505	—	(f)
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (m)	439	1
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	2,000	2,002
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.27%, 12/27/2046 (a) (m)	5,000	4,408
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047 (a)	6,400	6,348
Series 2015-FRR2, Class AK39, 2.96%, 8/27/2047 (a) (m)	7,000	6,296
Series 2014-FRR1, Class BK10, 2.52%, 11/27/2049 ‡ (a) (m)	6,875	6,593
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.67%, 12/12/2049 ‡ (a) (m)	1,838	—	(f)
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (a) (m)	1,087	2
Series 2011-C3, Class A3, 4.05%, 7/15/2049	526	530
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (a)	357	348
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (a)	214	213
PFP Ltd. (Cayman Islands) Series 2017-3, Class D, 5.56%, 1/14/2035 ‡ (a) (m)	6,500	6,536
Series RR Trust Series 2015-1, Class A, 4/26/2048 (a)	3,000	2,052
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class D, 4.76%, 2/15/2035 ‡ (a) (m)	7,750	7,828
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045 (a) (m)	7,357	443
Series 2012-C1, Class D, 5.73%, 5/10/2045 (a) (m)	6,180	6,091
Series 2017-C7, Class A4, 3.68%, 12/15/2050	14,700	14,617

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,190
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.49%, 5/10/2063 ‡ (a) (m)	12,422	512
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,571
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,232
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.45%, 12/15/2043 ‡ (a) (m)	11,189	—	(f)
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class A3, 3.21%, 11/15/2050	9,000	8,680
Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,651
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	12,000	10,424
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,500	2,561
Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (a) (m)	6,640	6,508

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	12,608

Total Commercial Mortgage-Backed Securities (Cost $1,244,085)		1,232,391

Collateralized Mortgage Obligations — 3.9%
Acre
12/15/2020 ‡	17,350	17,350
Series 2017-B, 12/15/2020 ‡	12,400	12,400
Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 2.29%, 9/25/2035 (m)	34	34
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	34	34
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	41	42
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	657	675
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	333	312
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,590	1,501

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	596	522
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	168	138
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (m)	30	31
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (m)	658	657
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	8,910	8,737
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	33	33
Banc of America Funding Trust
Series 2005-E, Class 4A1, 3.98%, 3/20/2035 (m)	236	240
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,509
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	79	66
Banc of America Mortgage Trust
Series 2005-11, Class 15PO, PO, 12/25/2020 ‡	10	9
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	56	55
Series 2004-F, Class 1A1, 4.49%, 7/25/2034 (m)	167	171
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (m)	43	44
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.11%, 10/25/2033 (m)	66	66
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.22%, 3/25/2031 (m)	2	2
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.98%, 7/25/2037 (m)	1,275	1,299
CHL Mortgage Pass-Through Trust
Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	5	5
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	21	21
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	127	129
Series 2004-3, Class A25, 5.75%, 4/25/2034	174	172
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	244	246
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (m)	364	324

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	25		25
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (m)	758		781
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	—	(f)	—	(f)
Series 2004-UST1, Class A3, 3.73%, 8/25/2034 (m)	107		109
Series 2004-HYB4, Class AA, 2.39%, 12/25/2034 (m)	92		88
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	6		6
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	167		168
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 8A1, 6.00%, 11/25/2018	—	(f)	—	(f)
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	379		316
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	244		137
CVS Pass-Through Trust
8.35%, 7/10/2031 (a)	309		377
5.77%, 1/10/2033 (a)	391		416
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	41		36
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	212		213
DT Asset Trust 5.84%, 12/16/2022 ‡	9,000		8,989
FHLMC — GNMA
Series 24, Class J, 6.25%, 11/25/2023	284		298
Series 23, Class KZ, 6.50%, 11/25/2023	41		43
Series 31, Class Z, 8.00%, 4/25/2024	45		48
FHLMC REMIC
Series 38, Class D, 9.50%, 5/15/2020	—	(f)	—	(f)
Series 84, Class F, 9.20%, 10/15/2020	1		1
Series 81, Class A, 8.13%, 11/15/2020	—	(f)	—	(f)
Series 109, Class I, 9.10%, 1/15/2021	—	(f)	—	(f)
Series 1316, Class Z, 8.00%, 6/15/2022	25		27
Series 1343, Class LB, 7.50%, 8/15/2022	8		9

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Commercial Mortgage Obligations — continued
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(f)	3
Series 198, Class Z, 8.50%, 9/15/2022	—	(f)	—	(f)
Series 1456, Class Z, 7.50%, 1/15/2023	16		17
Series 1543, Class VN, 7.00%, 7/15/2023	123		131
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (m)	44		7
Series 2033, Class K, 6.05%, 8/15/2023	165		173
Series 1577, Class PV, 6.50%, 9/15/2023	109		115
Series 1608, Class L, 6.50%, 9/15/2023	211		224
Series 3890, Class ET, 5.50%, 11/15/2023	181		187
Series 1630, Class PK, 6.00%, 11/15/2023	83		87
Series 1611, Class Z, 6.50%, 11/15/2023	207		220
Series 1628, Class LZ, 6.50%, 12/15/2023	167		175
Series 2756, Class NA, 5.00%, 2/15/2024	147		151
Series 1671, Class I, 7.00%, 2/15/2024	194		200
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (m)	16		19
Series 1695, Class G, HB, IF, 27.24%, 3/15/2024 (m)	17		22
Series 1710, Class GB, HB, IF, 41.03%, 4/15/2024 (m)	11		15
Series 2989, Class TG, 5.00%, 6/15/2025	272		284
Series 3005, Class ED, 5.00%, 7/15/2025	468		487
Series 4030, Class IL, IO, 3.50%, 4/15/2027	2,105		199
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		3,718
Series 2022, Class PE, 6.50%, 1/15/2028	24		26
Series 2036, Class PG, 6.50%, 1/15/2028	144		156
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	26		3
Series 2091, Class PG, 6.00%, 11/15/2028	425		455
Series 2116, Class ZA, 6.00%, 1/15/2029	99		105
Series 2148, Class ZA, 6.00%, 4/15/2029	28		31
Series 2995, Class FT, 2.31%, 5/15/2029 (m)	137		136
Series 2530, Class SK, IF, IO, 6.04%, 6/15/2029 (m)	442		66
Series 2201, Class C, 8.00%, 11/15/2029	90		100
Series 3648, Class CY, 4.50%, 3/15/2030	858		900
Series 3737, Class DG, 5.00%, 10/15/2030	334		350

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2261, Class ZY, 7.50%, 10/15/2030	3	3
Series 2293, Class ZA, 6.00%, 3/15/2031	170	187
Series 2310, Class Z, 6.00%, 4/15/2031	22	24
Series 2313, Class LA, 6.50%, 5/15/2031	10	11
Series 2325, Class JO, PO, 6/15/2031	82	73
Series 2330, Class PE, 6.50%, 6/15/2031	230	252
Series 2410, Class QB, 6.25%, 2/15/2032	300	335
Series 2534, Class SI, IF, 15.70%, 2/15/2032 (m)	48	65
Series 2427, Class GE, 6.00%, 3/15/2032	835	915
Series 2430, Class WF, 6.50%, 3/15/2032	649	721
Series 2594, Class IV, IO, 7.00%, 3/15/2032	112	13
Series 2643, Class SA, HB, IF, 32.09%, 3/15/2032 (m)	24	42
Series 2466, Class DH, 6.50%, 6/15/2032	117	130
Series 4146, Class KI, IO, 3.00%, 12/15/2032	6,288	838
Series 2543, Class YX, 6.00%, 12/15/2032	338	370
Series 2557, Class HL, 5.30%, 1/15/2033	221	237
Series 2994, Class SC, IF, IO, 3.54%, 2/15/2033 (m)	176	—	(f)
Series 2586, IO, 6.50%, 3/15/2033	399	43
Series 2610, Class UI, IO, 6.50%, 5/15/2033	266	56
Series 2764, Class S, IF, 8.59%, 7/15/2033 (m)	47	52
Series 2656, Class AC, 6.00%, 8/15/2033	157	173
Series 2733, Class SB, IF, 6.15%, 10/15/2033 (m)	490	530
Series 3005, Class PV, IF, 9.49%, 10/15/2033 (m)	13	14
Series 2699, Class W, 5.50%, 11/15/2033	360	391
Series 2990, Class SL, IF, 16.93%, 6/15/2034 (m)	47	54
Series 3611, PO, 7/15/2034	88	74
Series 2845, Class QH, 5.00%, 8/15/2034	303	320
Series 2864, Class NS, IF, IO, 5.04%, 9/15/2034 (m)	219	7
Series 2912, Class EH, 5.50%, 1/15/2035	1,246	1,354
Series 3059, Class B, 5.00%, 2/15/2035	21	21
Series 2980, Class QB, 6.50%, 5/15/2035	36	40
Series 3031, Class BN, IF, 13.68%, 8/15/2035 (m)	394	516
Series 3117, Class EO, PO, 2/15/2036	166	141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
Series 3134, PO, 3/15/2036	50	43
Series 3152, Class MO, PO, 3/15/2036	311	264
Series 3184, Class YO, PO, 3/15/2036	457	406
Series 3138, PO, 4/15/2036	58	51
Series 3187, Class Z, 5.00%, 7/15/2036	1,454	1,551
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (m)	31	35
Series 3201, Class IN, IF, IO, 4.19%, 8/15/2036 (m)	270	21
Series 3202, Class HI, IF, IO, 4.59%, 8/15/2036 (m)	1,209	165
Series 3855, Class AM, 6.50%, 11/15/2036	298	326
Series 3274, Class B, 6.00%, 2/15/2037	184	199
Series 3292, Class DO, PO, 3/15/2037	114	106
Series 3306, Class TC, IF, 4.27%, 4/15/2037 (m)	28	29
Series 3305, Class IW, IF, IO, 4.39%, 4/15/2037 (m)	415	40
Series 3306, Class TB, IF, 4.81%, 4/15/2037 (m)	31	33
Series 3331, PO, 6/15/2037	65	58
Series 3605, Class NC, 5.50%, 6/15/2037	885	960
Series 3747, Class HI, IO, 4.50%, 7/15/2037	25	—	(f)
Series 3383, Class OP, PO, 11/15/2037	127	108
Series 3409, Class DB, 6.00%, 1/15/2038	1,084	1,156
Series 3546, Class A, 3.38%, 2/15/2039 (m)	132	134
Series 3531, Class SM, IF, IO, 4.04%, 5/15/2039 (m)	65	4
Series 3827, Class BD, 4.00%, 8/15/2039	245	247
Series 3572, Class JS, IF, IO, 4.74%, 9/15/2039 (m)	211	20
Series 3592, Class BZ, 5.00%, 10/15/2039	4,493	4,790
Series 3609, Class SA, IF, IO, 4.28%, 12/15/2039 (m)	833	100
Series 3610, Class CA, 4.50%, 12/15/2039	340	356
Series 3653, Class HJ, 5.00%, 4/15/2040	191	203
Series 3677, Class PB, 4.50%, 5/15/2040	3,171	3,364
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (m)	437	459
Series 4374, Class NC, 3.75%, 2/15/2046 (c)	3,123	3,149

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC STRIPS
Series 186, PO, 8/1/2027	175		159
Series 262, Class 35, 3.50%, 7/15/2042	5,426		5,418
Series 279, Class 35, 3.50%, 9/15/2042	1,917		1,913
Series 323, Class 300, 3.00%, 1/15/2044	6,610		6,475
Series 334, Class 300, 3.00%, 8/15/2044	5,257		5,009
FHLMC Structured Pass-Through Securities Certificates Series T-76, Class 2A, 4.26%, 10/25/2037 (m)	449		456
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.12%, 9/25/2034 (m)	294		292
First Horizon Mortgage Pass-Through Trust
Series 2004-AR6, Class 2A1, 3.79%, 12/25/2034 (m)	249		254
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (m)	85		86
FN dec27 12/1/2027	13,500		13,605
FNMA Grantor Trust
Series 2001-T12, IO, 0.52%, 8/25/2041 (m)	18,473		340
Series 2002-T4, IO, 0.40%, 12/25/2041 (m)	36,108		249
Series 2002-T4, Class A2, 7.00%, 12/25/2041	412		458
Series 2002-T4, Class A4, 9.50%, 12/25/2041	694		815
Series 2002-T19, Class A1, 6.50%, 7/25/2042	562		632
Series 2002-T16, Class A2, 7.00%, 7/25/2042	654		738
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	249		280
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	277		313
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	348		379
Series 2004-T3, Class 1IO4, IO, 0.58%, 2/25/2044 (m)	5,268		56
FNMA REMIC
Series 1989-72, Class E, 9.35%, 10/25/2019	3		3
Series 1989-98, Class H, 11.50%, 12/25/2019	—f	)	—	(f)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(f)	1
Series 1990-110, Class H, 8.75%, 9/25/2020	—	(f)	—	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Commercial Mortgage Obligations — continued
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(f)	1
Series 2001-4, Class PC, 7.00%, 3/25/2021	50		51
Series G-29, Class O, 8.50%, 9/25/2021	5		5
Series 1991-141, Class PZ, 8.00%, 10/25/2021	11		11
Series 1992-31, Class M, 7.75%, 3/25/2022	6		6
Series G92-30, Class Z, 7.00%, 6/25/2022	1		1
Series 1992-101, Class J, 7.50%, 6/25/2022	7		7
Series 1992-79, Class Z, 9.00%, 6/25/2022	6		6
Series G92-62, Class B, PO, 10/25/2022	6		6
Series 1995-4, Class Z, 7.50%, 10/25/2022	77		81
Series 1992-200, Class SK, HB, IF, 23.30%, 11/25/2022 (m)	70		85
Series 1997-37, Class SM, IF, IO, 5.94%, 12/25/2022 (m)	157		8
Series 2003-17, Class EQ, 5.50%, 3/25/2023	273		283
Series 1993-23, Class PZ, 7.50%, 3/25/2023	6		6
Series 1993-56, Class PZ, 7.00%, 5/25/2023	43		45
Series 1993-60, Class Z, 7.00%, 5/25/2023	26		27
Series 1993-79, Class PL, 7.00%, 6/25/2023	39		41
Series 1993-141, Class Z, 7.00%, 8/25/2023	82		86
Series 1993-149, Class M, 7.00%, 8/25/2023	36		38
Series 1993-205, Class H, PO, 9/25/2023	2		2
Series 1993-160, Class ZA, 6.50%, 9/25/2023	77		80
Series 1993-165, Class SA, IF, 14.52%, 9/25/2023 (m)	15		17
Series 1995-19, Class Z, 6.50%, 11/25/2023	287		314
Series 1993-255, Class E, 7.10%, 12/25/2023	15		16
Series 1993-247, Class SM, HB, IF, 26.71%, 12/25/2023 (m)	13		15
Series 1994-29, Class Z, 6.50%, 2/25/2024	132		141

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	22	—	(f)
Series 1994-65, Class PK, PO, 4/25/2024	21	20
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	83	3
Series 2010-43, Class CI, IO, 4.50%, 2/25/2025	17	—	(f)
Series 1997-20, Class D, 7.00%, 3/17/2027	119	129
Series 1997-11, Class E, 7.00%, 3/18/2027	27	30
Series 1997-27, Class J, 7.50%, 4/18/2027	12	13
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,957	309
Series 1997-42, Class EG, 8.00%, 7/18/2027	178	197
Series 1997-63, Class ZA, 6.50%, 9/18/2027	134	147
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	10,063	768
Series 1998-66, Class FB, 2.41%, 12/25/2028 (m)	132	133
Series 1999-47, Class JZ, 8.00%, 9/18/2029	284	321
Series 2000-8, Class Z, 7.50%, 2/20/2030	135	151
Series 2001-36, Class ST, IF, IO, 6.44%, 11/25/2030 (m)	155	28
Series 2001-14, Class Z, 6.00%, 5/25/2031	123	130
Series 2001-16, Class Z, 6.00%, 5/25/2031	179	195
Series 2001-72, Class SB, IF, IO, 5.44%, 12/25/2031 (m)	389	60
Series 2001-81, Class HE, 6.50%, 1/25/2032	771	852
Series 2002-19, Class SC, IF, 10.57%, 3/17/2032 (m)	67	77
Series 2002-56, Class PE, 6.00%, 9/25/2032	831	905
Series 2002-86, Class PG, 6.00%, 12/25/2032	644	705
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	7,056	870
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,971	2,088
Series 2003-22, Class Z, 6.00%, 4/25/2033	388	422

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
Series 2003-47, Class PE, 5.75%, 6/25/2033	516	565
Series 2003-64, Class SX, IF, 8.55%, 7/25/2033 (m)	38	42
Series 2003-91, Class SD, IF, 9.06%, 9/25/2033 (m)	9	10
Series 2004-72, Class F, 2.56%, 9/25/2034 (m)	171	172
Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,325
Series 2009-89, Class A1, 5.41%, 5/25/2035	1,022	1,039
Series 2005-42, Class PS, IF, 11.84%, 5/25/2035 (m)	15	17
Series 2005-51, Class MO, PO, 6/25/2035	16	15
Series 2005-53, Class CS, IF, IO, 4.64%, 6/25/2035 (m)	768	67
Series 2005-65, Class KO, PO, 8/25/2035	110	93
Series 2005-72, Class WS, IF, IO, 4.69%, 8/25/2035 (m)	440	43
Series 2005-84, Class XM, 5.75%, 10/25/2035	194	208
Series 2005-90, Class ES, IF, 11.71%, 10/25/2035 (m)	81	96
Series 2005-97, Class B, 5.50%, 11/25/2035	12	12
Series 2005-106, Class US, IF, 17.00%, 11/25/2035 (m)	82	107
Series 2006-9, Class KZ, 6.00%, 3/25/2036	353	387
Series 2006-22, Class AO, PO, 4/25/2036	205	172
Series 2006-27, Class OB, PO, 4/25/2036	1,187	967
Series 2006-27, Class OH, PO, 4/25/2036	92	82
Series 2006-20, Class IB, IF, IO, 4.53%, 4/25/2036 (m)	339	41
Series 2011-19, Class ZY, 6.50%, 7/25/2036	305	341
Series 2006-77, Class PC, 6.50%, 8/25/2036	402	440
Series 2006-110, PO, 11/25/2036	187	158
Series 2006-128, PO, 1/25/2037	168	144
Series 2007-10, Class Z, 6.00%, 2/25/2037	138	152
Series 2007-22, Class SC, IF, IO, 4.02%, 3/25/2037 (m)	105	6
Series 2007-54, Class IB, IF, IO, 4.35%, 6/25/2037 (m)	5,641	832

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-93, Class AM, 5.50%, 6/25/2037	111	114
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	53	7
Series 2007-109, Class YI, IF, IO, 4.39%, 12/25/2037 (m)	2,909	245
Series 2008-91, Class SI, IF, IO, 3.94%, 3/25/2038 (m)	1,137	116
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (m)	1,125	230
Series 2011-22, Class MA, 6.50%, 4/25/2038	355	370
Series 2008-62, Class SM, IF, IO, 4.14%, 7/25/2038 (m)	844	112
Series 2009-29, Class LA, 1.39%, 5/25/2039 (m)	466	423
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	404	88
Series 2009-112, Class ST, IF, IO, 4.19%, 1/25/2040 (m)	627	79
Series 2009-112, Class SW, IF, IO, 4.19%, 1/25/2040 (m)	412	50
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,381	1,463
Series 2010-49, Class SC, IF, 8.53%, 3/25/2040 (m)	318	346
Series 2010-35, Class SB, IF, IO, 4.36%, 4/25/2040 (m)	700	85
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,077	3,076
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	11,846
Series 2016-33, Class JA, 3.00%, 7/25/2045	20,666	20,398
Series 2016-38, Class NA, 3.00%, 1/25/2046	15,399	15,210
Series 2007-71, Class GZ, 6.00%, 7/25/2047	187	196
FNMA REMIC Trust
Series 2002-W7, Class IO1, IO, 0.89%, 6/25/2029 (m)	7,038	185
Series 2001-W3, Class A, 7.00%, 9/25/2041 (m)	292	306
Series 2002-W10, IO, 0.91%, 8/25/2042 (m)	3,157	75
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (m)	119	132
Series 2004-W11, Class 1IO1, IO, 0.36%, 5/25/2044 (m)	15,384	193

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
FNMA STRIPS
Series 348, Class 30, IO, 5.50%, 12/25/2018	3	—	(f)
Series 348, Class 31, IO, 5.50%, 12/25/2018 (m)	2	—	(f)
Series 356, Class 42, IO, 5.50%, 12/25/2019	31	1
Series 203, Class 2, IO, 8.00%, 2/25/2023	634	78
Series 266, Class 2, IO, 7.50%, 8/25/2024	110	15
Series 313, Class 1, PO, 6/25/2031	835	729
Series 380, Class S36, IF, IO, 5.84%, 7/25/2037 (m)	208	41
Series 383, Class 68, IO, 6.50%, 9/25/2037	121	25
Series 383, Class 86, IO, 7.00%, 9/25/2037 (m)	71	17
Series 383, Class 69, IO, 6.50%, 10/25/2037 (m)	176	37
FNMA Trust
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	15	16
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	193	206
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	263	282
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	470	527
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	78	87
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	193	219
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	298	323
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	21	20
Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (m)	130	128
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	52	52
Series 2014-60, Class W, 4.29%, 2/20/2029 (m)	1,956	1,976
Series 2002-13, Class QA, IF, IO, 5.99%, 2/16/2032 (m)	494	6
Series 2002-47, Class HM, 6.00%, 7/16/2032	14	15

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-84, Class PH, 6.00%, 11/16/2032	726	801
Series 2008-29, PO, 2/17/2033	38	37
Series 2003-18, Class PG, 5.50%, 3/20/2033	765	838
Series 2003-52, Class SB, IF, 7.94%, 6/16/2033 (m)	92	100
Series 2003-101, Class SK, IF, IO, 4.50%, 10/17/2033 (m)	1,337	182
Series 2004-2, Class SA, IF, 12.90%, 1/16/2034 (m)	239	316
Series 2004-19, Class KE, 5.00%, 3/16/2034	2,980	3,214
Series 2004-73, Class AE, IF, 10.60%, 8/17/2034 (m)	12	13
Series 2004-86, Class SP, IF, IO, 4.02%, 9/20/2034 (m)	677	59
Series 2004-90, Class SI, IF, IO, 4.02%, 10/20/2034 (m)	534	68
Series 2010-31, Class SK, IF, IO, 4.02%, 11/20/2034 (m)	352	40
Series 2004-105, Class SN, IF, IO, 4.02%, 12/20/2034 (m)	1,194	97
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	87	19
Series 2006-23, Class S, IF, IO, 4.42%, 1/20/2036 (m)	475	10
Series 2006-26, Class S, IF, IO, 4.42%, 6/20/2036 (m)	894	122
Series 2006-33, Class PK, 6.00%, 7/20/2036	272	299
Series 2009-81, Class A, 5.75%, 9/20/2036	176	190
Series 2007-7, Class EI, IF, IO, 4.12%, 2/20/2037 (m)	1,354	172
Series 2007-9, Class CI, IF, IO, 4.12%, 3/20/2037 (m)	713	88
Series 2007-17, Class JO, PO, 4/16/2037	86	73
Series 2007-16, Class KU, IF, IO, 4.57%, 4/20/2037 (m)	972	107
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,047	1,157
Series 2007-26, Class SC, IF, IO, 4.12%, 5/20/2037 (m)	295	32
Series 2007-24, Class SA, IF, IO, 4.43%, 5/20/2037 (m)	1,312	164
Series 2009-16, Class SJ, IF, IO, 4.72%, 5/20/2037 (m)	1,249	154
Series 2008-34, Class OC, PO, 6/20/2037	226	185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
Series 2009-106, Class XL, IF, IO, 4.67%, 6/20/2037 (m)	495	40
Series 2009-79, Class OK, PO, 11/16/2037	216	187
Series 2007-67, Class SI, IF, IO, 4.43%, 11/20/2037 (m)	255	28
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (m)	993	126
Series 2008-40, Class PS, IF, IO, 4.44%, 5/16/2038 (m)	473	49
Series 2009-77, Class CS, IF, IO, 4.94%, 6/16/2038 (m)	521	36
Series 2008-50, Class SA, IF, IO, 4.15%, 6/20/2038 (m)	1,937	184
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,349	1,428
Series 2008-55, Class PL, 5.50%, 6/20/2038	1,255	1,372
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	557	107
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	57
Series 2009-72, Class SM, IF, IO, 4.19%, 8/16/2039 (m)	516	62
Series 2010-4, Class SB, IF, IO, 4.44%, 8/16/2039 (m)	285	8
Series 2010-14, Class QP, 6.00%, 12/20/2039	5	5
Series 2010-157, Class OP, PO, 12/20/2040	520	426
Series 2015-157, Class GA, 3.00%, 1/20/2045	1,272	1,250
Series 2012-H11, Class FA, 2.80%, 2/20/2062 (m)	8,155	8,217
Series 2012-H18, Class FA, 2.65%, 8/20/2062 (m)	1,982	1,991
Series 2013-H04, Class BA, 1.65%, 2/20/2063	3,347	3,294
Series 2013-H20, Class FB, 3.10%, 8/20/2063 (m)	6,883	6,977
Series 2013-H23, Class FA, 3.40%, 9/20/2063 (m)	8,521	8,704
Series 2015-H02, Class HA, 2.50%, 1/20/2065	6,383	6,137
Series 2015-H04, Class FL, 2.57%, 2/20/2065 (m)	9,181	9,209
Series 2015-H23, Class FB, 2.62%, 9/20/2065 (m)	7,680	7,724

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H32, Class FH, 2.76%, 12/20/2065 (m)	6,717	6,796
Series 2016-H16, Class FD, 3.10%, 6/20/2066 (m)	11,891	12,014
Series 2016-H17, Class FC, 2.93%, 8/20/2066 (m)	7,316	7,440
Series 2016-H23, Class F, 2.85%, 10/20/2066 (m)	18,958	19,217
Series 2016-H26, Class FC, 3.10%, 12/20/2066 (m)	18,410	18,871
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (m)	23,803	3,080
Series 2017-H08, Class FC, 2.70%, 3/20/2067 (m)	29,053	29,290
Series 2017-H11, Class XI, IO, 1.89%, 5/20/2067 (m)	64,100	7,788
Series 2017-H14, Class XI, IO, 1.60%, 6/20/2067 (m)	24,581	2,478
Series 2017-H14, Class AI, IO, 1.97%, 6/20/2067 (m)	36,133	3,964
Series 2017-H23, Class FA, 2.58%, 10/20/2067 (m)	34,952	35,106
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	16,659	16,376
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	126	129
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	179	184
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	167	178
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	72	74
Series 2005-5F, Class 8A1, 2.56%, 6/25/2035 (m)	30	29
Series 2005-5F, Class 8A3, 2.56%, 6/25/2035 (m)	18	17
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	122	144
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (c)	11,950	12,040
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	9,103	8,546
Impac CMB Trust
Series 2004-10, Class 3A1, 2.76%, 3/25/2035 (m)	639	601
Series 2004-10, Class 3A2, 2.86%, 3/25/2035 (m)	397	372

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Commercial Mortgage Obligations — continued
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	10		10
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	131		126
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (m)	212		217
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (m)	276		279
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	260		260
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	522		515
Series 2007-A1, Class 5A2, 3.84%, 7/25/2035 (m)	84		86
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (m)	66		68
MASTR Alternative Loan Trust
Series 2003-7, Class 4A3, 8.00%, 11/25/2018	7		7
Series 2003-9, Class 5A1, 4.50%, 12/25/2018	1		1
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	41		42
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	29		29
Series 2004-11, Class 8A3, 5.50%, 10/25/2019	14		14
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	3		3
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	50		52
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	398		407
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	476		480
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	49		41
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	39		40
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	1		1
Series 2003-11, Class 10A1, 5.00%, 12/25/2018	—	(f)	—	(f)
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-6, Class 4A1, 5.00%, 7/25/2019	5	5
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	9	9
Series 2004-8, PO, 8/25/2019 ‡	3	3
Series 2004-10, Class 1A1, 4.50%, 10/25/2019	2	2
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	95	95
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	36	29
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 3.10%, 7/25/2029 (m)	206	203
Series 2004-D, Class A3, 4.14%, 9/25/2029 (m)	95	95
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.66%, 4/25/2034 (m)	347	365
Series 2004-7AR, Class 2A6, 4.34%, 9/25/2034 (m)	140	143
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (m)	155	155
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	56	56
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	93	94
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	151	159
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	5	5
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	34	34
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	2,078	1,963
RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (m)	17,943	17,925
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	44	43
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	126	108
RFMSI Trust
Series 2005-SA4, Class 1A1, 4.05%, 9/25/2035 (m)	107	97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage Obligations — continued
Series 2006-S1, Class 1A8, 5.75%, 1/25/2036	1,129	1,083
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	35	34
SART 7/15/2024	40,500	40,576
Sequoia Mortgage Trust Series 2004-8, Class A2, 3.25%, 9/20/2034 (m)	588	585
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.81%, 10/25/2034 (m)	284	286
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.89%, 12/25/2033 (m)	129	130
Series 2003-37A, Class 1A, 4.41%, 12/25/2033 (m)	1,232	1,221
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 4.22%, 9/25/2033 (m)	1,402	1,413
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	186	189
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	379	413
Series 1998-1, Class 2E, 7.00%, 3/15/2028	1,003	1,108
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	146	160
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	17	17
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	27	27
Series 2003-AR8, Class A, 4.22%, 8/25/2033 (m)	211	214
Series 2003-AR9, Class 1A6, 3.90%, 9/25/2033 (m)	144	147
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (m)	64	65
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (m)	588	599
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	611	634
Series 2004-AR11, Class A, 3.86%, 10/25/2034 (m)	532	534
Series 2005-AR2, Class 2A21, 2.39%, 1/25/2045 (m)	71	71

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	674	649
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	374	405
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1, 3.76%, 2/25/2033 (m)	318	317
Series 2003-M, Class A1, 3.73%, 12/25/2033 (m)	106	108
Series 2004-B, Class A1, 3.76%, 2/25/2034 (m)	71	72
Series 2005-AR16, Class 2A1, 3.80%, 2/25/2034 (m)	395	405
Series 2004-K, Class 1A2, 4.48%, 7/25/2034 (m)	216	220
Series 2004-Q, Class 2A2, 4.44%, 9/25/2034 (m)	79	79
Series 2004-Q, Class 1A3, 4.57%, 9/25/2034 (m)	27	27
Series 2004-U, Class A1, 4.24%, 10/25/2034 (m)	393	396
Series 2004-EE, Class 3A1, 4.24%, 12/25/2034 (m)	89	92
Series 2004-EE, Class 3A2, 4.24%, 12/25/2034 (m)	122	127
Series 2004-DD, Class 2A8, 3.78%, 1/25/2035 (m)	60	62
Series 2005-AR3, Class 1A1, 4.35%, 3/25/2035 (m)	1,694	1,744
Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,175	2,178

Total Collateralized Mortgage Obligations (Cost $544,864)		543,136

U.S. Government Agency Securities — 1.4%
FFCB
3.00%, 2/10/2027	17,115	16,514
2.99%, 3/29/2030	7,750	7,307
FHLB
3.25%, 6/9/2028	32,250	32,347
2.75%, 7/11/2031	7,550	6,878
3.74%, 6/12/2043	38,000	38,755
FHLMC DN, 3.44%, 3/15/2031 (l)	14,976	9,735
FNMA
6.25%, 5/15/2029	385	492
DN, 7.25%, 5/15/2030	1,275	855
5.63%, 7/15/2037	1,500	1,992

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
New Valley Generation II 5.57%, 5/1/2020	108	111
Resolution Funding Corp. STRIPS
2.00%, 7/15/2020 (l)	29,438	27,976
1.87%, 10/15/2020 (l)	2,770	2,615
1.38%, 1/15/2021 (l)	1,850	1,732
DN, 2.93%, 1/15/2026 (l)	495	392
DN, 2.74%, 10/15/2027 (l)	440	328
DN, 3.26%, 4/15/2030 (l)	43,000	29,431
3.31%, 4/15/2030 (l)	20,500	14,038
Tennessee Valley Authority
5.88%, 4/1/2036	3,713	4,848
4.63%, 9/15/2060	902	1,083
Tennessee Valley Authority STRIPS DN, 7.14%, 11/1/2025 (l)	500	396

Total U.S. Government Agency Securities (Cost $196,463)		197,825

Foreign Government Securities — 1.4%
Arab Republic of Egypt (Egypt) 7.90%, 2/21/2048 (j)	5,150	4,738
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (j)	5,400	5,265
Federal Republic of Nigeria (Nigeria) 6.75%, 1/28/2021 (j)	1,550	1,589
6.50%, 11/28/2027 (a)	1,030	954
7.14%, 2/23/2030 (j)	4,915	4,626
7.70%, 2/23/2038 (a)	1,700	1,577
7.63%, 11/28/2047 (a)	1,040	942
Federative Republic of Brazil (Brazil) 5.00%, 1/27/2045	3,700	2,867
Government of Bermuda (Bermuda) 3.72%, 1/25/2027 (j)	2,350	2,215
Government of Dominican Republic (Dominican Republic)
6.88%, 1/29/2026 (j)	2,080	2,232
5.95%, 1/25/2027 (j)	1,700	1,728
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	2,000	2,493
Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (j)	4,100	4,054
Mongolia Government International Bond (Mongolia)
10.88%, 4/6/2021 (j)	2,703	3,059
5.63%, 5/1/2023 (a)	440	425
Oman Government International Bond (Oman)
5.38%, 3/8/2027 (j)	1,900	1,808
6.50%, 3/8/2047 (j)	1,297	1,185
6.75%, 1/17/2048 (a)	1,687	1,577

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Paraguay Government International Bond (Paraguay) 4.70%, 3/27/2027 (j)		700	702
Province of Alberta (Canada) 3.30%, 3/15/2028		24,500	24,409
Province of Manitoba (Canada) 2.13%, 6/22/2026		1,250	1,148
Province of Nova Scotia (Canada) 9.25%, 3/1/2020		655	711
Province of Quebec (Canada) 7.13%, 2/9/2024		2,220	2,633
6.35%, 1/30/2026		300	354
Provincia de Buenos Aires (Argentina) 9.95%, 6/9/2021 (j)		4,050	3,736
Provincia de Cordoba (Argentina) 7.13%, 6/10/2021 (j)		150	128
7.45%, 9/1/2024 (a)		690	538
7.13%, 8/1/2027 (a)		730	518
Republic of Angola (Angola)
7.00%, 8/17/2019 (j)		63	63
9.38%, 5/8/2048 (a)		4,280	4,291
Republic of Argentina (Argentina)
6.88%, 4/22/2021		1,566	1,404
6.63%, 7/6/2028		5,100	3,844
8.28%, 12/31/2033		943	779
7.13%, 7/6/2036		711	512
7.63%, 4/22/2046		1,000	735
6.88%, 1/11/2048		340	236
Republic of Armenia (Armenia) 7.15%, 3/26/2025 (j)		2,200	2,315
Republic of Azerbaijan (Azerbaijan) 4.75%, 3/18/2024 (j)		584	583
Republic of Belarus (Belarus)
6.88%, 2/28/2023 (j)		598	609
7.63%, 6/29/2027 (j)		2,695	2,810
6.20%, 2/28/2030 (j)		766	721
Republic of Colombia (Colombia)
10.38%, 1/28/2033		370	570
5.00%, 6/15/2045		3,450	3,450
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025 (j)		227	207
7.00%, 4/4/2044 (j)		4,680	4,411
7.16%, 3/12/2045 (j)		1,466	1,424
Republic of Cote d'Ivoire (Ivory Coast)
6.63%, 3/22/2048 (j)	EUR	1,200	1,261
6.63%, 3/22/2048 (a)	EUR	720	756
Republic of Croatia (Croatia) 6.00%, 1/26/2024 (j)		1,486	1,610

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019 (j)	1,141	1,168
7.75%, 1/24/2023 (j)	1,210	1,266
7.65%, 6/15/2035 (j)	4,074	3,972
7.63%, 2/1/2041 (j)	5,289	5,104
Republic of Ghana (Ghana) 8.63%, 6/16/2049 (j)	5,200	5,037
Republic of Honduras (Honduras)
7.50%, 3/15/2024 (j)	2,150	2,308
6.25%, 1/19/2027 (j)	5,100	5,215
Republic of Hungary (Hungary)
5.38%, 2/21/2023	600	640
5.75%, 11/22/2023	4,680	5,080
5.38%, 3/25/2024	1,970	2,104
Republic of Iraq (Iraq)
6.75%, 3/9/2023 (j)	1,767	1,714
5.80%, 1/15/2028 (j)	1,971	1,799
Republic of Kazakhstan (Kazakhstan) 4.88%, 10/14/2044 (j)	2,170	2,219
Republic of Kenya (Kenya) 8.25%, 2/28/2048 (a)	710	659
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025 (a)	EUR 423	487
Republic of Pakistan (Pakistan) 7.25%, 4/15/2019 (j)	2,108	2,103
Republic of Panama (Panama)
8.88%, 9/30/2027	420	569
9.38%, 4/1/2029	226	321
6.70%, 1/26/2036	430	534
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026 (j)	1,500	1,547
6.10%, 8/11/2044 (j)	3,523	3,840
Republic of Peru (Peru) 5.63%, 11/18/2050	55	66
Republic of Romania (Romania) 6.75%, 2/7/2022 (j)	990	1,083
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (a)	2,420	2,066
Republic of Serbia (Serbia)
4.88%, 2/25/2020 (j)	600	609
7.25%, 9/28/2021 (j)	2,200	2,395
Republic of South Africa (South Africa)
7.25%, 1/15/2020	ZAR 13,700	927
4.30%, 10/12/2028	600	527
5.38%, 7/24/2044	400	349
5.65%, 9/27/2047	1,500	1,335
8.75%, 2/28/2048	ZAR 18,100	1,104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Sri Lanka (Sri Lanka) 6.25%, 10/4/2020 (j)	3,750	3,806
Republic of Ukraine (Ukraine)
7.75%, 9/1/2019 (j)	691	689
7.75%, 9/1/2020 (j)	3,600	3,578
7.75%, 9/1/2022 (j)	319	314
7.38%, 9/25/2032 (j)	850	720
Republic of Uruguay (Uruguay)
5.10%, 6/18/2050	3,463	3,528
4.98%, 4/20/2055	1,380	1,375
Ukreximbank Via Biz Finance plc (Ukraine) 9.63%, 4/27/2022 (j)	417	422
United Mexican States (Mexico)
7.50%, 6/3/2027	MXN 47,000	2,391
3.75%, 1/11/2028	376	358
4.60%, 1/23/2046	1,350	1,257

Total Foreign Government Securities (Cost $195,738)		187,387

Municipal Bonds — 0.1% (o)
California — 0.1%
Education — 0.0% (b)
University of California Series AD, Rev., 4.86%, 5/15/2112	774	807

General Obligation — 0.1%
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,809

Transportation — 0.0% (b)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	1,000	1,267

Utility — 0.0% (b)
Alameda County Joint Powers Authority, Multiple Capital Projects Series A, Rev., 7.05%, 12/1/2044	200	287

Total California		5,170

District of Columbia — 0.0% (b)
Water & Sewer — 0.0% (b)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series A, Rev., 4.81%, 10/1/2114	345	375

Illinois — 0.0% (b)
Transportation — 0.0% (b)
Chicago Transit Authority, Sales and Transfer Tax Receipts-Retiree Health Series B, Rev., 6.90%, 12/1/2040	725	932

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 0.0% (b)
Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series H, Rev., 5.29%, 3/15/2033	560	629
Series H, Rev., 5.39%, 3/15/2040	1,165	1,390

		2,019

Transportation — 0.0% (b)
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,787
Series 165, Rev., 5.65%, 11/1/2040	155	191
Series 174, Rev., 4.46%, 10/1/2062	740	782

		2,760

Total New York		4,779

Ohio — 0.0% (b)
Education — 0.0% (b)
Ohio State University, General Receipts Series A, Rev., 4.80%, 6/1/2111	1,563	1,669

Utility — 0.0% (b)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	1,040	1,518

Total Ohio		3,187

Total Municipal Bonds (Cost $12,966)		14,443

Loan Assignments — 0.1% (p)
Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/2/2024 (h)	813	811
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/5/2023 (h)	551	542
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.58%, 11/1/2024 (h) (q)	1,593	1,591

		2,944

Food & Staples Retailing — 0.0% (b)
Albertson's LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.34%, 12/21/2022 (h) (q)	1	1
(ICE LIBOR USD 3 Month + 3.00%), 5.31%, 6/22/2023 (h) (q)	1	—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024 (h)	527	528
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024 (h)	878	879

		1,408

Leisure Products — 0.0% (b)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 8.65%, 5/15/2022 (h)	171	171

Media — 0.0% (b)
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 8.83%, 1/30/2019 (e) (h)	749	557
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 7/30/2019 (e) (h)	596	443
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 12/27/2020 (h)	160	160
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 6/1/2023 (h)	669	668
Vertis, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 8.75%), 11.75%, 3/21/2018 ‡ (e) (h)	2,992	—	(f)

		1,828

Oil, Gas & Consumable Fuels — 0.0% (b)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.59%, 8/25/2023 (h) (q)	950	788

Pharmaceuticals — 0.0% (b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 10/21/2021 (h)	530	477

Specialty Retail — 0.0% (b)
Harbor Freight Tools USA, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 8/16/2023 (h)	1,327	1,325

Transportation Infrastructure — 0.0% (b)
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.50%), 11.69%, 8/3/2026 (h) (q)	2,400	2,223
Total Loan Assignments (Cost $14,207)		11,164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% (b)
Remington Outdoor Co., Inc. * ‡	15		126

Capital Markets — 0.0% (b)
Goodman Private * ‡	39		—	(f)

Commercial Services & Supplies — 0.0% (b)
Quad/Graphics, Inc.	—	(f)	5

Energy Equipment & Services — 0.0% (b)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34		51

Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp.*	3		62

Insurance — 0.0% (b)
ACC Claims Holdings LLC * ‡	1,551		16

Oil, Gas & Consumable Fuels — 0.0% (b)
Penn Virginia Corp. *	22		1,936

Software — 0.1%
Avaya Holdings Corp. *	121		2,825

Wireless Telecommunication Services — 0.0% (b)
NII Holdings, Inc. *	68		390

Total Common Stocks (Cost $3,958)			5,411

Preferred Stocks — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 6.25%, 7/15/2033 * ‡	385		—	(f)
7.25%, 4/15/2041 * ‡	21		—	(f)
7.38%, 5/15/2048 * ‡	55		—	(f)
7.38%, 10/1/2051 * ‡	1		—
7.25%, 2/15/2052 * ‡	42		—	(f)
Motors Liquidation Co. 7.25%, 7/15/2041 * ‡	1		—

			—	(f)

Capital Markets — 0.0% (b)
Goodman Private Preferred Shares * ‡	46		55

Insurance — 0.0% (b)
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value) * (h) (r)	2		2,428

Total Preferred Stocks (Cost $2,156)			2,483

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% (b)
Media — 0.0% (b)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $2,048)	2,030	1,909

Supranational — 0.0% (b)
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $1,056)	1,000	1,055

	NO. OF RIGHTS (000)
Rights — 0.0% (b)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	73

	PRINCIPAL AMOUNT ($000)
Convertible Preferred Stocks — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 5.25%, 3/6/2032 * ‡ (Cost $—)	120	—	(f)

	SHARES (000)
Short-Term Investments — 6.9%
Investment Companies — 6.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04%(s) (t) (Cost $957,834)	957,826	958,113
Total Investments — 101.8% (Cost $14,296,205)		14,082,653
Liabilities in Excess of Other Assets — (1.8%)		(244,380)

NET ASSETS — 100.0%		13,838,273

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Futures contracts outstanding as of August 31, 2018 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,913	12/2018	USD	229,859	(303)
U.S. Treasury 2 Year Note	1,908	12/2018	USD	403,244	(34)
U.S. Treasury 5 Year Note	5,139	12/2018	USD	582,514	(947)
U.S. Treasury Long Bond	1,402	12/2018	USD	201,888	(1,196)
U.S. Treasury Ultra Bond	769	12/2018	USD	122,175	(1,107)

					(3,587)

Short Contracts
U.S. Treasury 10 Year Note	(417)	12/2018	USD	(50,106)	64
U.S. Treasury 10 Year Ultra Note	(395)	12/2018	USD	(50,529)	92
U.S. Treasury 5 Year Note	(398)	12/2018	USD	(45,114)	3
U.S. Treasury Long Bond	(104)	12/2018		(14,976)	88

					247

					(3,340)

Forward foreign currency exchange contracts outstanding as of August 31, 2018 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,093	AUD	1,430	Merrill Lynch International	9/5/2018	66
USD	9	AUD	12	Royal Bank of Canada	9/5/2018	— (f)
USD	28,859	EUR	24,382	Australia & New Zealand Banking Group Ltd.	9/5/2018	558
USD	978	JPY	107,030	Australia & New Zealand Banking Group Ltd.	9/5/2018	15
USD	1,017	ZAR	13,167	Standard Chartered Bank	9/5/2018	121
USD	1,188	ZAR	16,512	Barclays Bank plc	9/28/2018	68
USD	20,120	EUR	17,088	Barclays Bank plc	12/5/2018	145
USD	889	ZAR	13,167	Goldman Sachs International	12/5/2018	5

Total unrealized appreciation						978

AUD	1,442	USD	1,065	Goldman Sachs International	9/5/2018	(29)
EUR	7,294	USD	8,533	Merrill Lynch International	9/5/2018	(67)
ZAR	665	USD	48	Royal Bank of Canada	9/28/2018	(3)
USD	966	JPY	107,030	State Street Corp.	12/5/2018	(4)

Total unrealized depreciation						(103)

Net unrealized appreciation						875

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Credit default swap contracts outstanding — buy protection (1) as of August 31, 2018 (amounts in thousands):
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2023	3.00	USD 3,000	156	92	248
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Citibank, NA	6/20/2023	3.00	USD 3,000	195	53	248
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Citibank, NA	6/20/2023	3.00	USD 1,500	97	27	124
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Citibank, NA	6/20/2023	3.00	USD 1,500	95	29	124
Republic of Argentina, 7.50%, 4/22/2026	5.00	Quarterly	Morgan Stanley	6/20/2023	7.75	USD 15,000	(1,442)	2,767	1,325
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	6/20/2023	1.66	USD 3,500	101	(8)	93
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	6/20/2023	1.66	USD 3,500	99	(4)	95
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	6/20/2023	1.66	USD 3,500	100	(5)	95
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	6/20/2023	1.66	USD 3,500	101	(6)	95

							(498)	2,945	2,447

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of August 31, 2018 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	1.79	USD 50,000	2,325	(1,435)	890

						2,325	(1,435)	890

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of August 31, 2018 (amounts in thousands):
	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	(498)	2,447

Total OTC swap contracts outstanding	(498)	2,447

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
AUD	Australian Dollar
CDX	Credit Default Swap Index
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
ESOP	Employee Stock Ownership Program
FFCB	Federal Farm Credit Bank
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
USD	United States Dollar
VA	Veterans Administration
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)	Amount rounds to less than one thousand.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2018.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(k)	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	The rate shown is the effective yield as of August 31, 2018.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of August 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2018
(s)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	151

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 28.9%
FHLMC REMIC
Series 2773, Class TB, 4.00%, 4/15/2019	141	141
Series 2841, Class AT, 4.00%, 8/15/2019	249	249
Series 2931, Class QD, 4.50%, 2/15/2020	366	368
Series 1343, Class LA, 8.00%, 8/15/2022	16	17
Series 1367, Class K, 5.50%, 9/15/2022	102	106
Series 2688, Class DG, 4.50%, 10/15/2023	313	321
Series 1785, Class A, 6.00%, 10/15/2023	1,008	1,051
Series 1591, Class E, 10.00%, 10/15/2023	20	20
Series 1633, Class Z, 6.50%, 12/15/2023	171	178
Series 1694, Class PK, 6.50%, 3/15/2024	115	121
Series 3798, Class AY, 3.50%, 1/15/2026	4,280	4,321
Series 3809, Class BC, 3.50%, 2/15/2026	3,469	3,467
Series 4181, Class VA, 3.00%, 5/15/2026	2,536	2,503
Series 3188, Class GE, 6.00%, 7/15/2026	1,276	1,388
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,616
Series 1999, Class PU, 7.00%, 10/15/2027	66	71
Series 2031, Class PG, 7.00%, 2/15/2028	127	141
Series 2035, Class PC, 6.95%, 3/15/2028	399	432
Series 2064, Class PD, 6.50%, 6/15/2028	252	277
Series 2095, Class PE, 6.00%, 11/15/2028	204	219
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,665
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,126
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,438
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,552
Series 2152, Class BD, 6.50%, 5/15/2029	103	111
Series 2162, Class TH, 6.00%, 6/15/2029	479	514
Series 4002, Class MV, 4.00%, 1/15/2030	12,326	12,228
Series 3737, Class DG, 5.00%, 10/15/2030	2,677	2,806
Series 3981, Class PA, 3.00%, 4/15/2031	11,966	11,741
Series 2367, Class ME, 6.50%, 10/15/2031	273	301
Series 2647, Class A, 3.25%, 4/15/2032	140	140
Series 2480, Class EJ, 6.00%, 8/15/2032	327	346
Series 4156, Class SB, IF, 2.96%, 1/15/2033 (b)	1,692	1,453
Series 4170, Class TS, IF, 2.91%, 2/15/2033 (b)	3,868	3,291
Series 4186, Class JE, 2.00%, 3/15/2033	15,605	15,119
Series 4188, Class JG, 2.00%, 4/15/2033	10,051	9,657
Series 4206, Class DA, 2.00%, 5/15/2033	7,468	7,125
Series 2611, Class QZ, 5.00%, 5/15/2033	4,280	4,587
Series 2882, Class QD, 4.50%, 7/15/2034	525	535
Series 2927, Class GA, 5.50%, 10/15/2034	417	430
Series 2915, Class MU, 5.00%, 1/15/2035	2,600	2,782
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	9,447

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3085, Class VS, HB, IF, 20.47%, 12/15/2035 (b)	400	584
Series 3181, Class OP, PO, 7/15/2036	1,363	1,134
Series 3413, Class B, 5.50%, 4/15/2037	440	460
Series 3325, Class JL, 5.50%, 6/15/2037	3,821	4,120
Series 3341, Class PE, 6.00%, 7/15/2037	2,780	2,996
Series 4365, Class HZ, 3.00%, 1/15/2040	6,236	5,791
Series 3699, Class QH, 5.50%, 7/15/2040	4,000	4,184
Series 4047, Class PB, 3.50%, 1/15/2041	12,000	12,097
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,309
Series 4039, Class SA, IF, IO, 4.44%, 5/15/2042 (b)	8,890	1,366
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,328
Series 4594, Class GN, 2.50%, 2/15/2045	4,375	4,252
FHLMC STRIPS
Series 155, IO, 7.00%, 11/1/2023	18	2
Series 264, Class 30, 3.00%, 7/15/2042	12,349	11,962
Series 267, Class 30, 3.00%, 8/15/2042	7,217	7,076
FHLMC Structured Pass-Through Securities Certificates
Series T-54, Class 2A, 6.50%, 2/25/2043	1,462	1,653
Series T-56, Class APO, PO, 5/25/2043	725	500
Series T-51, Class 1A, 6.50%, 9/25/2043 (b)	1,283	1,437
FNMA Grantor Trust Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	453	503
FNMA REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	4	4
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1	1
Series 1993-146, Class E, PO, 5/25/2023	40	38
Series 1993-110, Class H, 6.50%, 5/25/2023	53	56
Series 1993-217, Class H, PO, 8/25/2023	10	10
Series 2012-63, Class VA, 4.00%, 8/25/2023	13,240	13,351
Series 1993-205, Class H, PO, 9/25/2023	8	7
Series 1993-228, Class G, PO, 9/25/2023	9	8
Series 1993-155, Class PJ, 7.00%, 9/25/2023	706	754
Series 2003-128, Class DY, 4.50%, 1/25/2024	1,326	1,357
Series 1994-51, Class PV, 6.00%, 3/25/2024	860	898
Series 1994-37, Class L, 6.50%, 3/25/2024	227	240
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000	5,142
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274	4,325

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1998-58, Class PC, 6.50%, 10/25/2028	482	522
Series 2000-8, Class Z, 7.50%, 2/20/2030	180	202
Series 2002-92, Class FB, 2.71%, 4/25/2030 (b)	385	390
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	256	55
Series 2003-67, Class SA, HB, IF, 32.08%, 10/25/2031 (b)	93	118
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	11,482
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,524
Series 2003-21, Class PZ, 4.50%, 3/25/2033	2,277	2,314
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,137
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,675
Series 2004-46, Class QD, IF, 15.74%, 3/25/2034 (b)	602	684
Series 2004-60, Class PA, 5.50%, 4/25/2034	93	93
Series 2004-54, Class FL, 2.46%, 7/25/2034 (b)	974	979
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	5,606
Series 2005-22, Class EH, 5.00%, 4/25/2035	4,312	4,604
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,928
Series 2009-89, Class A1, 5.41%, 5/25/2035	409	416
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,371
Series 2006-3, Class SB, IF, IO, 4.64%, 7/25/2035 (b)	2,505	228
Series 2005-58, Class EP, 5.50%, 7/25/2035	625	662
Series 2005-83, Class LA, 5.50%, 10/25/2035	853	912
Series 2005-116, Class PC, 6.00%, 1/25/2036	3,637	3,901
Series 2006-51, Class FP, 2.41%, 3/25/2036 (b)	4,194	4,200
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,445
Series 2006-81, Class FA, 2.41%, 9/25/2036 (b)	55	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2006-110, PO, 11/25/2036	576		487
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,746		1,934
Series 2012-47, Class QE, 4.00%, 5/25/2038	5,233		5,259
Series 2010-47, Class MB, 5.00%, 9/25/2039	4,244		4,508
Series 2010-68, Class EP, 4.50%, 12/25/2039	2,682		2,764
Series 2010-11, Class CB, 4.50%, 2/25/2040	470		482
Series 2010-4, Class SL, IF, 6.94%, 2/25/2040 (b)	46		46
Series 2012-60, Class EP, 3.00%, 4/25/2042	4,350		4,249
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566		5,634
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,222
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		11,406
Series 2016-45, Class PC, 3.00%, 9/25/2045	13,142		12,928
Series 2016-38, Class NA, 3.00%, 1/25/2046	15,184		14,998
FNMA REMIC Trust
Series 1999-W4, Class A9, 6.25%, 2/25/2029	107		113
Series 2002-W7, Class A4, 6.00%, 6/25/2029	1,177		1,276
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (b)	561		586
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (b)	304		330
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,843		2,068
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,002		1,103
FNMA STRIPS
Series 343, Class 23, IO, 4.00%, 10/25/2018	—	(a)	—
Series 278, Class 3, 2.69%, 11/25/2023 (b)	344		348
Series 278, Class 1, 2.75%, 8/25/2025 (b)	940		957
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	3,285		3,441
Series 2008-15, Class NB, 4.50%, 2/20/2038	547		570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	153

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (b)	3,291	419
Series 2009-42, Class TX, 4.50%, 6/20/2039	10,745	11,278
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,844	3,054
Series 2011-29, Class Z, 5.00%, 5/20/2040	14,539	16,125

Total Collateralized Mortgage Obligations (Cost $396,964)		387,434

U.S. Treasury Obligations — 24.7%
U.S. Treasury Bonds
9.00%, 11/15/2018	1,020	1,034
8.00%, 11/15/2021	3,635	4,220
7.25%, 8/15/2022	3,935	4,596
7.13%, 2/15/2023	2,500	2,956
5.25%, 11/15/2028	20,000	24,173
3.75%, 11/15/2043	20,000	22,565
3.00%, 5/15/2045	31,000	30,873
2.88%, 8/15/2045	13,000	12,640
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500	32,796
U.S. Treasury Notes
1.13%, 1/15/2019	40,000	39,845
2.63%, 11/15/2020	30,000	29,968
2.13%, 11/30/2023	20,000	19,379
2.00%, 8/15/2025	20,000	18,963
1.63%, 2/15/2026	20,000	18,387
U.S. Treasury STRIPS Bonds 2.12%, 5/15/2020 (c)	72,500	69,388

Total U.S. Treasury Obligations (Cost $332,255)		331,783

U.S. Government Agency Securities — 18.6%
FFCB
5.75%, 5/11/2026	10,000	11,801
5.75%, 12/7/2028	12,824	15,570
FNMA
10.47%, 10/9/2019 (c)	30,000	29,151
6.25%, 5/15/2029	10,000	12,789
7.25%, 5/15/2030	10,000	6,707
FNMA STRIPS
15.18%, 5/29/2026 (c)	9,200	7,145
2.46%, 10/8/2027 (c)	8,000	5,912
Resolution Funding Corp. STRIPS
3.67%, 10/15/2019 (c)	60,673	58,926
2.21%, 7/15/2020 (c)	57,000	54,170

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

2.03%, 10/15/2020 (c)	18,300		17,273
2.37%, 1/15/2021 (c)	5,000		4,680
DN, 17.41%, 4/15/2028 (c)	15,000		10,970
5.19%, 1/15/2030 (c)	15,700		10,804
DN, 16.80%, 4/15/2030 (c)	5,000		3,422

Total U.S. Government Agency Securities (Cost $238,165)			249,320

Mortgage-backed Securities — 15.4%
FHLMC
Pool # 840079, ARM, 2.94%, 11/1/2018 (b)	—	(a)	—	(a)
Pool # 420108, ARM, 2.14%, 2/1/2019 (b)	1		1
Pool # 420166, ARM, 4.60%, 1/1/2020 (b)	—	(a)	—	(a)
Pool # 775425, ARM, 2.52%, 1/1/2021 (b)	4		4
Pool # 611141, ARM, 3.61%, 1/1/2027 (b)	77		80
Pool # 846812, ARM, 3.74%, 4/1/2030 (b)	6		6
Pool # 390257, ARM, 2.06%, 7/1/2030 (b)	1		2
Pool # 1G2627, ARM, 3.45%, 3/1/2037 (b)	566		586
FHLMC Gold Pools, 20 Year, Single Family Pool # C90830, 4.50%, 5/1/2024	124		129
FHLMC Gold Pools, 30 Year, Single Family
Pool # A00948, 9.00%, 1/1/2021	—	(a)	—	(a)
Pool # A01017, 9.00%, 6/1/2021	—	(a)	—	(a)
Pool # A01093, 9.00%, 7/1/2021	—	(a)	—	(a)
Pool # C00078, 9.00%, 11/1/2021	—	(a)	—	(a)
Pool # C80091, 6.50%, 1/1/2024	34		38
Pool # G00229, 8.50%, 5/1/2024	17		18
Pool # C00354, 8.50%, 7/1/2024	14		16
Pool # D56307, 7.50%, 9/1/2024	5		5
Pool # C00376, 8.00%, 11/1/2024	13		13
Pool # C00418, 7.00%, 8/1/2025	6		6
Pool # C00414, 7.50%, 8/1/2025	13		14
Pool # D63303, 7.00%, 9/1/2025	5		5
Pool # G00981, 8.50%, 7/1/2028	23		26
Pool # C22459, 6.50%, 2/1/2029	10		11
Pool # C00742, 6.50%, 4/1/2029	137		152
Pool # C00785, 6.50%, 6/1/2029	44		48
Pool # C47318, 7.00%, 9/1/2029	485		534
Pool # C01292, 6.00%, 2/1/2032	52		58
Pool # A16155, 5.50%, 11/1/2033	90		96
Pool # C03589, 4.50%, 10/1/2040	797		837
Pool # Q54950, 4.00%, 3/1/2048	10,403		10,637
FNMA
Pool # 66384, ARM, 6.06%, 4/1/2019 (b)	1		1
Pool # 702112, ARM, 2.48%, 8/1/2019 (b)	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 111024, ARM, 2.04%, 6/1/2020 (b)	1		2
Pool # 620061, ARM, 2.14%, 11/1/2027 (b)	25		25
Pool # 89406, ARM, 2.04%, 6/1/2029 (b)	10		10
Pool # 563497, ARM, 2.14%, 11/1/2040 (b)	35		34
FNMA, 15 Year, Single Family
Pool # 758528, 4.50%, 3/1/2019	39		39
Pool # 742085, 4.00%, 4/1/2019	56		57
Pool # MA0512, 4.00%, 9/1/2025	1,290		1,321
FNMA, 20 Year, Single Family Pool # 762498, 5.00%, 11/1/2023	191		202
FNMA, 30 Year, Single Family
Pool # 50318, 10.00%, 7/1/2020	—	(a)	—	(a)
Pool # 190257, 7.00%, 2/1/2024	24		26
Pool # 315500, 7.00%, 8/1/2025	32		34
Pool # 250575, 6.50%, 6/1/2026	20		22
Pool # 483802, 5.50%, 2/1/2029	236		257
Pool # 524949, 7.50%, 3/1/2030	17		17
Pool # 545639, 6.50%, 4/1/2032	213		239
Pool # 702435, 5.50%, 5/1/2033	955		1,038
Pool # 709441, 5.50%, 7/1/2033	469		518
Pool # 730711, 5.50%, 8/1/2033	549		600
Pool # 743127, 5.50%, 10/1/2033	499		551
Pool # 747628, 5.00%, 11/1/2033	1,110		1,195
Pool # 753662, 5.50%, 12/1/2033	757		837
Pool # 755615, 5.50%, 1/1/2034	888		984
Pool # 811755, 7.00%, 3/1/2035	1,625		1,833
Pool # 845834, 5.50%, 10/1/2035	559		609
Pool # 888201, 5.50%, 2/1/2036	224		243
Pool # 831409, 5.50%, 4/1/2036	834		921
Pool # 867420, 5.50%, 5/1/2036	469		519
Pool # 745802, 6.00%, 7/1/2036	968		1,084
Pool # 969708, 4.50%, 3/1/2038	159		166
Pool # AE1216, 3.50%, 1/1/2041	1,486		1,488
Pool # AE1260, 3.50%, 8/1/2041	712		714
Pool # AB5378, 3.50%, 5/1/2042	2,778		2,783
Pool # AR5147, 3.00%, 3/1/2043	2,915		2,842
Pool # AT8192, 4.00%, 6/1/2043	3,702		3,794
Pool # AS1112, 4.00%, 11/1/2043	6,542		6,676
Pool # BM1109, 4.00%, 10/1/2044	5,697		5,876
Pool # AS4073, 4.00%, 12/1/2044	2,608		2,673
Pool # AL8660, 4.00%, 6/1/2045	8,501		8,768
Pool # AS5648, 3.50%, 7/1/2045	3,117		3,109
Pool # AS6208, 3.50%, 10/1/2045	1,845		1,840
Pool # AS6344, 3.50%, 12/1/2045	3,598		3,588

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AX5520, 3.00%, 5/1/2046	1,204		1,165
Pool # AX5546, 3.00%, 9/1/2046	1,744		1,688
Pool # AX5547, 3.50%, 9/1/2046	2,915		2,905
Pool # CA0411, 4.00%, 9/1/2047	11,257		11,570
Pool # CA0861, 3.50%, 11/1/2047	5,772		5,751
Pool # BJ1666, 4.00%, 12/1/2047	12,879		13,159
Pool # CA1361, 3.50%, 2/1/2048	4,443		4,429
Pool # BD9074, 3.50%, 3/1/2048	1,864		1,859
Pool # BJ4640, 4.00%, 3/1/2048	5,511		5,631
Pool # BD9078, 4.00%, 4/1/2048	2,986		3,062
Pool # BD9077, 3.50%, 5/1/2048	1,383		1,379
Pool # BD9083, 4.00%, 7/1/2048	3,783		3,879
FNMA, Other
Pool # AL1463, 3.12%, 1/1/2022	6,448		6,483
Pool # AL1353, 3.26%, 1/1/2022	7,721		7,752
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,352
Pool # AM4660, 3.77%, 12/1/2025	4,335		4,451
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,448
Pool # AL8963, 2.97%, 5/1/2026	6,009		5,920
Pool # AM7199, 3.30%, 11/1/2026	3,000		2,997
Pool # AL9769, 2.63%, 12/1/2026	6,861		6,608
Pool # AN4635, 3.01%, 2/1/2027	6,832		6,695
Pool # FN0040, 2.97%, 6/1/2027	5,819		5,605
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,358
Pool # AN6825, 2.80%, 10/1/2027	4,000		3,820
Pool # AN9486, 3.57%, 6/1/2028	12,449		12,592
Pool # 405220, 6.00%, 9/1/2028	22		24
GNMA I, 30 Year, Single Family
Pool # 306081, 9.00%, 8/15/2021	71		74
Pool # 780284, 9.00%, 12/15/2021	8		9
Pool # 321560, 8.00%, 7/15/2022	3		3
Pool # 337141, 7.50%, 8/15/2022	8		8
Pool # 339969, 7.00%, 12/15/2022	—	(a)	—	(a)
Pool # 346214, 7.00%, 1/15/2023	1		1
Pool # 332022, 7.00%, 1/15/2023	3		3
Pool # 346572, 7.00%, 5/15/2023	2		2
Pool # 348677, 6.50%, 6/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	1		1
Pool # 358801, 7.50%, 6/15/2023	16		17
Pool # 359588, 7.50%, 6/15/2023	11		11
Pool # 322200, 6.50%, 7/15/2023	11		12
Pool # 346673, 7.00%, 7/15/2023	7		7
Pool # 357782, 7.00%, 7/15/2023	2		2
Pool # 360889, 7.00%, 7/15/2023	2		2
Pool # 354538, 7.00%, 7/15/2023	—	(a)	—	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	155

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 344505, 6.50%, 8/15/2023	7		7
Pool # 356717, 6.50%, 8/15/2023	3		4
Pool # 345375, 6.50%, 9/15/2023	26		29
Pool # 345391, 6.50%, 10/15/2023	5		5
Pool # 354681, 8.00%, 10/15/2023	12		12
Pool # 369356, 6.50%, 11/15/2023	4		4
Pool # 370927, 6.50%, 11/15/2023	—	(a)	—	(a)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	3		3
Pool # 365740, 6.50%, 12/15/2023	2		2
Pool # 349265, 6.50%, 12/15/2023	10		11
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 380818, 6.50%, 2/15/2024	—	(a)	—	(a)
Pool # 354747, 6.50%, 2/15/2024	132		145
Pool # 362341, 6.50%, 2/15/2024	31		34
Pool # 391552, 7.00%, 3/15/2024	47		48
Pool # 379328, 7.00%, 3/15/2024	6		6
Pool # 379001, 7.00%, 4/15/2024	39		41
Pool # 403212, 8.00%, 9/15/2024	9		9
Pool # 780029, 9.00%, 11/15/2024	14		15
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	9		10
Pool # 422308, 7.50%, 3/15/2026	21		21
Pool # 412644, 8.00%, 7/15/2026	33		35
Pool # 436445, 8.00%, 8/15/2026	1		1
Pool # 432398, 7.50%, 3/15/2027	16		16
Pool # 462562, 7.50%, 2/15/2028	79		85
Pool # 472679, 7.00%, 6/15/2028	1		1
GNMA II, 30 Year, Single Family
Pool # 2324, 8.00%, 11/20/2026	17		20
Pool # 2344, 8.00%, 12/20/2026	32		36
Pool # 2512, 8.00%, 11/20/2027	60		66

Total Mortgage-Backed Securities (Cost $209,916)			207,263

Commercial Mortgage-Backed Securities — 8.0%
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145		5,049
Series K046, Class A2, 3.21%, 3/25/2025	6,026		6,040
Series K048, Class A2, 3.28%, 6/25/2025 (b)	6,500		6,538
Series K049, Class A2, 3.01%, 7/25/2025	3,519		3,479
Series K052, Class A2, 3.15%, 11/25/2025	6,716		6,680
Series K067, Class A2, 3.19%, 7/25/2027	6,558		6,467

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K069, Class A2, 3.19%, 9/25/2027 (b)	3,000	2,954
Series W5FX, Class AFX, 3.34%, 4/25/2028 (b)	3,436	3,372
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,972
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (b)	4,464	4,342
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (b)	19,357	18,900
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (b)	6,000	5,616
Series 2017-M4, Class A2, 2.68%, 12/25/2026 (b)	6,387	6,034
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (b)	4,394	4,239
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (b)	12,000	11,673
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	10,524	10,062

Total Commercial Mortgage-backed Securities (Cost $110,817)		107,417

Foreign Government Securities — 0.5%
Israel Government AID Bond (Israel) Zero Coupon, 9/15/2019(Cost $7,341)	7,527	7,322

	SHARES (000)
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (d) (e) (Cost $49,419)	49,419	49,419

Total Investments — 99.8% (Cost $1,344,877)		1,339,958
Other Assets Less Liabilities — 0.2%		2,820

NET ASSETS — 100.0%		1,342,778

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

(a)	Amount rounds to less than one thousand.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	The rate shown is the effective yield as of August 31, 2018.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 89.1%
Aerospace & Defense — 2.1%
Arconic, Inc.
5.13%, 10/1/2024	12,295	12,350
5.90%, 2/1/2027	8,641	8,750
6.75%, 1/15/2028	10,659	10,899
5.95%, 2/1/2037	7,024	7,002
Bombardier, Inc. (Canada)
8.75%, 12/1/2021 (a)	27,460	30,343
6.00%, 10/15/2022 (a)	13,043	13,108
6.13%, 1/15/2023 (a)	18,005	18,140
7.50%, 12/1/2024 (a)	8,730	9,189
7.50%, 3/15/2025 (a)	21,013	21,696
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	8,770	8,858
TransDigm UK Holdings plc 6.88%, 5/15/2026 (a)	6,390	6,556
TransDigm, Inc.
6.00%, 7/15/2022	14,708	14,855
6.50%, 7/15/2024	26,582	27,014
6.50%, 5/15/2025	5,318	5,411

		194,171

Airlines — 0.2%
United Continental Holdings, Inc. 5.00%, 2/1/2024	17,777	17,599

Auto Components — 1.7%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	9,665	9,085
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	26,762	26,628
6.25%, 3/15/2026	9,058	8,934
6.50%, 4/1/2027	26,915	26,646
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	17,860	16,766
4.88%, 3/15/2027	25,501	23,397
Icahn Enterprises LP
5.88%, 2/1/2022	17,797	18,100
6.25%, 2/1/2022	6,999	7,191
6.75%, 2/1/2024	4,579	4,728
6.38%, 12/15/2025	8,920	9,031
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,348	4,495

		155,001

Automobiles — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	21,811	22,165

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	23,821	20,159
Motors Liquidation Co.
7.70%, 4/15/2016 ‡ (b)	25,800	—	(c)
8.25%, 7/15/2023 ‡ (b)	20,000	—	(c)
8.10%, 6/15/2024 ‡ (b)	12,550	—	(c)
7.40%, 9/1/2025 ‡ (b)	9,300	—	(c)
6.75%, 5/1/2028 ‡ (b)	10,255	—	(c)
8.38%, 7/15/2033 ‡ (b)	34,006	—	(c)
7.75%, 3/15/2036 ‡ (b)	3,415	—	(c)
7.38%, 5/23/2048 ‡ (b)	6,000	—	(c)

		42,324

Banks — 2.3%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	12,527	13,194
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	12,025	13,040
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (d) (e) (f)	6,252	6,307
4.38%, 9/11/2024	3,035	2,946
5.20%, 5/12/2026	13,815	13,651
4.84%, 5/9/2028	7,420	7,046
CIT Group, Inc.
5.00%, 8/15/2022	10,160	10,363
4.75%, 2/16/2024	7,610	7,629
5.25%, 3/7/2025	6,899	7,016
6.13%, 3/9/2028	3,577	3,738
Citigroup, Inc. Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)	3,345	3,508
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (d) (e) (f)	13,417	14,760
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (d) (e) (f)	14,572	14,935
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021 (d) (e) (f)	4,790	5,127
6.13%, 12/15/2022	35,874	37,627
6.10%, 6/10/2023	34,305	35,829
6.00%, 12/19/2023	4,697	4,898

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — Continued
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (d) (e) (f)	14,050	14,648

		216,262

Building Products — 0.8%
Masonite International Corp. 5.75%, 9/15/2026 (a)	6,512	6,577
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	5,911	6,064
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	14,845	15,182
5.00%, 2/15/2027 (a)	4,555	4,327
4.75%, 1/15/2028 (a)	12,765	11,875
Summit Materials LLC
6.13%, 7/15/2023	17,627	17,869
5.13%, 6/1/2025 (a)	14,210	13,429

		75,323

Capital Markets — 0.3%
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	14,007	13,692
MSCI, Inc.
5.25%, 11/15/2024 (a)	4,552	4,677
5.75%, 8/15/2025 (a)	1,700	1,776
5.38%, 5/15/2027 (a)	4,866	5,000

		25,145

Chemicals — 2.3%
Blue Cube Spinco LLC 10.00%, 10/15/2025	3,835	4,439
Chemours Co. (The) 7.00%, 5/15/2025	12,746	13,606
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	5,504	5,476
CVR Partners LP 9.25%, 6/15/2023 (a)	55,784	59,480
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	16,693	16,088
Gates Global LLC 6.00%, 7/15/2022 (a)	12,947	13,076
Hexion, Inc.
6.63%, 4/15/2020	28,673	27,132
9.00%, 11/15/2020	5,210	4,415
Ingevity Corp. 4.50%, 2/1/2026 (a)	3,725	3,492
Koppers, Inc. 6.00%, 2/15/2025 (a)	3,488	3,505
Momentive Performance Materials USA LLC 8.88%, 10/15/2020 ‡ (b)	9,310	—	(c)
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	9,515	9,301
5.00%, 5/1/2025 (a)	7,169	6,918
5.25%, 6/1/2027 (a)	6,906	6,561
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026 (a)	7,263	6,755

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	9,035	8,866
Tronox Finance plc 5.75%, 10/1/2025 (a)	9,475	9,120
Tronox, Inc. 6.50%, 4/15/2026 (a)	8,307	8,141
Venator Finance SARL 5.75%, 7/15/2025 (a)	8,590	8,010

		214,381

Commercial Services & Supplies — 2.4%
ADT Corp. (The) 4.13%, 6/15/2023	46,675	44,400
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	9,820	9,182
Covanta Holding Corp.
5.88%, 3/1/2024	9,040	9,108
5.88%, 7/1/2025	2,642	2,634
Garda World Security Corp. (Canada)
7.25%, 11/15/2021 (a)	910	894
8.75%, 5/15/2025 (a)	64,980	64,005
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (a)	3,000	2,812
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.57%, 12/21/2065 (a) (d)	10,594	9,659
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	9,735	9,443
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	16,585	16,105
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (a)	42,315	45,332
Quad/Graphics, Inc. 7.00%, 5/1/2022	3,650	3,705

		217,279

Communications Equipment — 0.7%
Avaya, Inc. 7.00%, 4/1/2019 ‡ (b)	23,379	2
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	14,206	14,703
5.00%, 3/15/2027 (a)	7,470	7,265
CommScope, Inc.
5.00%, 6/15/2021 (a)	5,880	5,909
5.50%, 6/15/2024 (a)	9,665	9,786
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡	4,776	2,388
Nokia OYJ (Finland)
3.38%, 6/12/2022	3,713	3,629
4.38%, 6/12/2027	6,523	6,271
6.63%, 5/15/2039	6,136	6,596
Plantronics, Inc. 5.50%, 5/31/2023 (a)	8,932	8,865

		65,414

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	28,016	27,526
MasTec, Inc. 4.88%, 3/15/2023	23,062	22,658
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	26,985	27,457

		77,641

Construction Materials — 1.2%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025 (a)	7,935	7,989
6.13%, 5/5/2025 (a)	32,130	33,056
7.75%, 4/16/2026 (a)	53,563	58,421
US Concrete, Inc. 6.38%, 6/1/2024	13,186	13,301

		112,767

Consumer Finance — 1.9%
Ally Financial, Inc.
4.63%, 5/19/2022	8,846	8,901
5.13%, 9/30/2024	10,546	10,783
4.63%, 3/30/2025	11,901	11,886
5.75%, 11/20/2025	18,549	19,222
8.00%, 11/1/2031	12,954	15,836
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	16,308	16,145
FirstCash, Inc. 5.38%, 6/1/2024 (a)	6,313	6,313
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.82%, 12/21/2065 (a) (d)	26,236	23,875
Springleaf Finance Corp.
7.75%, 10/1/2021	5,917	6,390
6.13%, 5/15/2022	10,500	10,789
5.63%, 3/15/2023	23,928	23,868
6.88%, 3/15/2025	6,990	6,992
7.13%, 3/15/2026	14,719	14,647

		175,647

Containers & Packaging — 1.5%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023 (a)	7,250	7,186
7.25%, 5/15/2024 (a)	12,500	13,141
6.00%, 2/15/2025 (a)	25,575	25,000
Ball Corp.
5.25%, 7/1/2025	4,740	4,882
4.88%, 3/15/2026	1,290	1,280
Berry Global, Inc.
5.50%, 5/15/2022	4,000	4,075
5.13%, 7/15/2023	8,950	8,905
4.50%, 2/15/2026 (a)	4,135	3,877

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
BWAY Holding Co. 5.50%, 4/15/2024 (a)	8,759	8,704
Crown Americas LLC
4.75%, 2/1/2026 (a)	3,250	3,120
4.25%, 9/30/2026	7,310	6,707
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	4,046	3,894
OI European Group BV 4.00%, 3/15/2023 (a)	5,307	5,035
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022 (a)	2,890	2,897
5.88%, 8/15/2023 (a)	7,360	7,544
5.38%, 1/15/2025 (a)	7,403	7,311
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	10,176	10,188
6.88%, 2/15/2021 (g)	728	737
5.13%, 7/15/2023 (a)	1,695	1,689
Sealed Air Corp.
5.25%, 4/1/2023 (a)	2,094	2,125
5.13%, 12/1/2024 (a)	4,517	4,574
5.50%, 9/15/2025 (a)	1,686	1,711

		134,582

Distributors — 0.4%
Global Partners LP
6.25%, 7/15/2022	7,245	7,191
7.00%, 6/15/2023 ‡	11,990	12,050
LKQ Corp. 4.75%, 5/15/2023	7,520	7,539
Univar USA, Inc. 6.75%, 7/15/2023 (a)	8,580	8,848

		35,628

Diversified Consumer Services — 0.4%
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,883	4,993
Service Corp. International
8.00%, 11/15/2021	10,675	11,742
5.38%, 5/15/2024	3,550	3,621
Sotheby’s 4.88%, 12/15/2025 (a)	14,400	13,749

		34,105

Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	12,143	12,986
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)	26,446	26,314
Nationstar Mortgage LLC
6.50%, 7/1/2021	6,244	6,244
6.50%, 6/1/2022	6,635	6,627
Travelport Corporate Finance plc 6.00%, 3/15/2026 (a)	8,840	8,995
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	1,814	1,859

		63,025

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 6.7%
Altice France SA (France)
6.25%, 5/15/2024 (a)	15,052	14,864
7.38%, 5/1/2026 (a)	21,602	21,224
8.13%, 2/1/2027 (a)	10,001	10,151
CCO Holdings LLC
5.88%, 4/1/2024 (a)	61,683	62,916
5.75%, 2/15/2026 (a)	39,950	39,950
5.50%, 5/1/2026 (a)	9,298	9,182
5.13%, 5/1/2027 (a)	15,226	14,522
5.00%, 2/1/2028 (a)	8,590	8,045
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	3,805	3,957
Series T, 5.80%, 3/15/2022	12,770	13,054
Series W, 6.75%, 12/1/2023	7,213	7,520
Series Y, 7.50%, 4/1/2024	1,735	1,856
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	22,763	20,032
8.00%, 10/15/2025 (a)	6,219	5,519
DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	6,980	7,381
Embarq Corp. 8.00%, 6/1/2036	91,671	89,379
Frontier Communications Corp.
10.50%, 9/15/2022	11,179	9,838
7.13%, 1/15/2023	3,700	2,521
7.63%, 4/15/2024	2,026	1,276
11.00%, 9/15/2025	26,394	20,191
8.50%, 4/1/2026 (a)	12,090	11,374
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	18,657	18,680
7.50%, 4/1/2021	21,385	21,519
5.50%, 8/1/2023	17,988	16,409
8.00%, 2/15/2024 (a)	28,710	30,217
9.75%, 7/15/2025 (a)	9,004	9,533
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	1,873	1,805
8.13%, 6/1/2023	11,606	10,054
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,256	5,320
5.13%, 5/1/2023	8,283	8,265
5.38%, 1/15/2024	3,655	3,655
5.38%, 5/1/2025	16,512	16,306
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	3,953	3,657
Sprint Capital Corp.
6.90%, 5/1/2019	3,465	3,543
8.75%, 3/15/2032	27,630	30,531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	15,157	15,384
6.00%, 9/30/2034	9,165	9,026
7.20%, 7/18/2036	5,021	5,360
7.72%, 6/4/2038	2,407	2,636
Virgin Media Finance plc (United Kingdom)
5.25%, 2/15/2022 ‡	8,595	8,563
6.38%, 4/15/2023 (a)	8,520	8,775
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026 (a)	1,119	1,088
Windstream Services LLC 9.00%, 6/30/2025 (a)	19,255	13,912

		618,990

Electric Utilities — 0.4%
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	7,448	7,262
4.50%, 9/15/2027 (a)	6,128	5,822
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	8,975	8,683
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020 (b)	83,215	83
8.50%, 5/1/2020 ‡ (b)	70,355	71
11.50%, 10/1/2020 ‡	15,375	77
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	12,717	12,943

		34,941

Electrical Equipment — 0.7%
Sensata Technologies BV
4.88%, 10/15/2023 (a)	12,987	12,987
5.63%, 11/1/2024 (a)	2,101	2,174
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	49,156	50,508

		65,669

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.00%, 9/1/2023	8,492	8,662
5.50%, 12/1/2024	3,001	3,121
5.00%, 9/1/2025	1,788	1,777

		13,560

Energy Equipment & Services — 3.3%
Bristow Group, Inc.
6.25%, 10/15/2022	6,519	4,596
8.75%, 3/1/2023 (a)	4,353	4,157
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (a)	4,499	4,285
CSI Compressco LP 7.50%, 4/1/2025 (a)	4,240	4,272

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	7,620	7,772
Ensco plc
4.50%, 10/1/2024	3,313	2,750
5.20%, 3/15/2025	8,688	7,265
7.75%, 2/1/2026	1,925	1,838
5.75%, 10/1/2044	845	615
KCA Deutag UK Finance plc (United Kingdom)
7.25%, 5/15/2021 (a)	13,585	12,702
9.88%, 4/1/2022 (a)	13,271	13,238
9.63%, 4/1/2023 (a)	2,010	1,949
Nabors Industries, Inc. 5.75%, 2/1/2025 (a)	6,928	6,664
Noble Holding International Ltd.
7.75%, 1/15/2024	5,931	5,798
7.95%, 4/1/2025(g)	7,299	6,934
7.88%, 2/1/2026 (a)	15,531	15,919
6.20%, 8/1/2040	6,316	4,674
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	2,057	2,116
Rowan Cos., Inc.
4.75%, 1/15/2024	1,156	994
7.38%, 6/15/2025	7,585	7,282
SESI LLC 7.75%, 9/15/2024	2,620	2,712
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	25,487	25,901
Telford Offshore Ltd. (Cayman Islands) Series B, 14.00% (PIK), 2/12/2024 ‡ (h)	6,742	5,207
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	6,800	6,834
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	12,994	13,254
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	842	863
Transocean, Inc.
5.80%, 10/15/2022 (g)	961	951
9.00%, 7/15/2023 (a)	16,118	17,387
7.50%, 1/15/2026 (a)	30,235	30,802
7.50%, 4/15/2031	10,704	9,875
6.80%, 3/15/2038	8,330	6,862
9.35%, 12/15/2041 (g)	13,749	13,646
Trinidad Drilling Ltd. (Canada) 6.63%, 2/15/2025 (a)	4,729	4,682
Unit Corp. 6.63%, 5/15/2021	16,338	16,317
USA Compression Partners LP 6.88%, 4/1/2026 (a)	4,695	4,836

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Weatherford International LLC
9.88%, 3/1/2025 (a)	7,587	7,113
6.80%, 6/15/2037	64	48
Weatherford International Ltd.
7.75%, 6/15/2021	4,263	4,178
4.50%, 4/15/2022	2,744	2,387
8.25%, 6/15/2023	6,983	6,512
9.88%, 2/15/2024	9,085	8,585
7.00%, 3/15/2038	828	629
6.75%, 9/15/2040	2,774	2,074

		307,475

Equity Real Estate Investment Trusts (REITs) — 1.3%
CyrusOne LP
5.00%, 3/15/2024	8,732	8,841
5.38%, 3/15/2027	4,143	4,164
Equinix, Inc.
5.38%, 1/1/2022	7,608	7,835
5.38%, 4/1/2023	18,333	18,722
5.75%, 1/1/2025	4,171	4,296
5.88%, 1/15/2026	4,529	4,699
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	16,265	15,757
Iron Mountain, Inc.
5.75%, 8/15/2024	20,410	20,231
4.88%, 9/15/2027 (a)	7,403	6,860
5.25%, 3/15/2028 (a)	8,573	8,112
SBA Communications Corp.
4.88%, 7/15/2022	8,205	8,307
4.00%, 10/1/2022	1,951	1,908
4.88%, 9/1/2024	8,371	8,260

		117,992

Food & Staples Retailing — 1.6%
Albertsons Cos. LLC
6.63%, 6/15/2024	61,915	59,748
5.75%, 3/15/2025	11,110	10,055
New Albertsons LP
7.75%, 6/15/2026	1,033	899
7.45%, 8/1/2029	9,918	8,331
8.70%, 5/1/2030	9,625	8,446
8.00%, 5/1/2031	14,241	12,069
SUPERVALU, Inc.
6.75%, 6/1/2021	12,078	12,289
7.75%, 11/15/2022	35,977	37,326

		149,163

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 2.2%
B&G Foods, Inc. 5.25%, 4/1/2025	11,232	10,909
Dean Foods Co. 6.50%, 3/15/2023 (a)	9,024	8,595
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	16,796	16,460
JBS USA LUX SA
7.25%, 6/1/2021 (a)	56,678	57,245
5.88%, 7/15/2024 (a)	27,785	26,465
5.75%, 6/15/2025 (a)	3,670	3,431
6.75%, 2/15/2028 (a)	18,098	17,284
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	26,385	25,528
5.88%, 9/30/2027 (a)	10,700	10,165
Post Holdings, Inc.
5.50%, 3/1/2025 (a)	7,811	7,792
5.00%, 8/15/2026 (a)	21,974	21,095

		204,969

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	9,132	8,949
5.88%, 8/20/2026	4,381	4,348
5.75%, 5/20/2027	7,858	7,760

		21,057

Health Care Equipment & Supplies — 0.3%
Hologic, Inc. 4.38%, 10/15/2025 (a)	6,457	6,215
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (a)	3,657	3,259
5.50%, 4/15/2025 (a)	9,330	7,966
Teleflex, Inc.
5.25%, 6/15/2024	5,070	5,209
4.88%, 6/1/2026	3,750	3,694

		26,343

Health Care Providers & Services — 6.8%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	9,421	9,610
6.50%, 3/1/2024	8,830	9,150
Centene Corp.
5.63%, 2/15/2021	5,077	5,179
4.75%, 5/15/2022	2,630	2,676
6.13%, 2/15/2024	13,415	14,103
4.75%, 1/15/2025	15,285	15,361
Community Health Systems, Inc.
5.13%, 8/1/2021	9,612	9,276
6.88%, 2/1/2022	16,361	8,344

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
6.25%, 3/31/2023	25,441	24,169
8.63%, 1/15/2024 (a)	17,349	18,086
8.13%, 6/30/2024 (a)	28,322	23,295
DaVita, Inc.
5.75%, 8/15/2022	3,000	3,041
5.13%, 7/15/2024	20,898	20,148
5.00%, 5/1/2025	7,965	7,547
Envision Healthcare Corp.
5.13%, 7/1/2022 (a)	22,805	23,147
5.63%, 7/15/2022	18,317	18,775
6.25%, 12/1/2024 (a)	8,500	9,074
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	12,106
HCA, Inc.
3.75%, 3/15/2019	4,583	4,599
4.25%, 10/15/2019	4,380	4,429
7.50%, 2/15/2022	21,198	23,265
5.88%, 3/15/2022	5,140	5,461
5.88%, 5/1/2023	30,840	32,382
5.00%, 3/15/2024	3,371	3,447
5.38%, 2/1/2025	50,120	50,693
5.88%, 2/15/2026	19,145	19,791
5.50%, 6/15/2047	8,700	8,722
LifePoint Health, Inc. 5.50%, 12/1/2021	3,529	3,586
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	30,434	31,499
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	9,011	8,955
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (h)	16,471	17,006
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	32,813	28,465
Tenet Healthcare Corp.
6.75%, 2/1/2020	6,208	6,379
6.00%, 10/1/2020	9,645	10,019
4.50%, 4/1/2021	14,531	14,513
4.38%, 10/1/2021	8,913	8,890
7.50%, 1/1/2022 (a)	2,610	2,733
8.13%, 4/1/2022	17,661	18,654
6.75%, 6/15/2023	29,798	29,798
4.63%, 7/15/2024	17,012	16,664
5.13%, 5/1/2025	27,491	27,319
7.00%, 8/1/2025	9,126	9,109
WellCare Health Plans, Inc. 5.25%, 4/1/2025	9,886	10,108

		629,573

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
4.88%, 5/15/2023 (a)	8,820	8,842
5.00%, 10/15/2026 (a)	1,660	1,639

		10,481

Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (a)	13,145	12,553
Boyd Gaming Corp.
6.88%, 5/15/2023	8,363	8,791
6.38%, 4/1/2026	12,745	13,048
6.00%, 8/15/2026	5,872	5,916
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	15,085	15,990
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	4,382	4,448
Cedar Fair LP 5.38%, 6/1/2024	2,480	2,483
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (b)	20,268	14,187
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	4,705	4,446
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	16,988	16,946
Eldorado Resorts, Inc.
7.00%, 8/1/2023	3,340	3,518
6.00%, 4/1/2025	18,441	18,741
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	22,500	21,853
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	21,132	22,400
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	30,513	31,009
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	3,945	3,837
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,432	2,505
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	4,626	4,568
International Game Technology plc 6.50%, 2/15/2025 (a)	8,425	8,846
IRB Holding Corp. 6.75%, 2/15/2026 (a)	18,789	17,943
Jack Ohio Finance LLC
6.75%, 11/15/2021 (a)	12,805	13,253
10.25%, 11/15/2022 (a)	8,490	9,233
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	10,968	11,187
MGM Resorts International 6.00%, 3/15/2023	11,245	11,674
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	6,386	6,434

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Scientific Games International, Inc.
10.00%, 12/1/2022	25,592	27,066
5.00%, 10/15/2025 (a)	19,127	18,171
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (a)	26,788	26,788
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	9,800	9,629
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	11,190	11,638
Station Casinos LLC 5.00%, 10/1/2025 (a)	13,964	13,493
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	8,428	8,119
Wyndham Destinations, Inc.
4.15%, 4/1/2024 (g)	3,713	3,668
5.10%, 10/1/2025 (g)	1,640	1,660
4.50%, 4/1/2027 (g)	3,662	3,498

		409,539

Household Durables — 1.1%
Lennar Corp.
5.88%, 11/15/2024	21,785	22,604
4.75%, 5/30/2025	6,275	6,173
5.25%, 6/1/2026	5,193	5,139
4.75%, 11/29/2027	6,620	6,314
LGI Homes, Inc. 6.88%, 7/15/2026 (a)	8,815	8,760
Mattamy Group Corp. (Canada) 6.88%, 12/15/2023 (a)	4,488	4,567
New Home Co., Inc. (The) 7.25%, 4/1/2022	12,915	13,109
Tempur Sealy International, Inc. 5.63%, 10/15/2023	21,613	21,613
Toll Brothers Finance Corp.
5.63%, 1/15/2024	5,085	5,250
4.88%, 11/15/2025	1,870	1,819
4.35%, 2/15/2028	1,995	1,825

		97,173

Household Products — 0.3%
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	9,456	8,652
Spectrum Brands, Inc.
6.13%, 12/15/2024	12,694	12,980
5.75%, 7/15/2025	5,500	5,555

		27,187

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp. 5.50%, 4/15/2025	962	989

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Calpine Corp.
5.88%, 1/15/2024 (a)	5,000	5,044
5.50%, 2/1/2024	5,015	4,604
5.75%, 1/15/2025	14,721	13,359
5.25%, 6/1/2026 (a)	20,308	19,172
NRG Energy, Inc.
7.25%, 5/15/2026	8,240	8,899
6.63%, 1/15/2027	14,090	14,742
5.75%, 1/15/2028 (a)	7,934	8,013
NRG Yield Operating LLC 5.00%, 9/15/2026	8,000	7,660
Talen Energy Supply LLC 6.50%, 6/1/2025	19,210	14,311
Vistra Energy Corp.
5.88%, 6/1/2023	15,000	15,431
7.63%, 11/1/2024	8,448	9,082

		121,306

Insurance — 0.4%
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	9,028	9,513
CNO Financial Group, Inc. 5.25%, 5/30/2025	13,458	13,660
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	9,007	8,917
Liberty Mutual Group, Inc. 7.80%, 3/15/2037 (a)	7,307	8,622

		40,712

Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.
5.50%, 2/15/2022	2,800	2,887
4.38%, 11/15/2026	1,716	1,617
4.88%, 4/15/2028 (a)	10,445	9,897
5.88%, 11/15/2028 (a)	8,269	8,288

		22,689

Internet Software & Services — 0.4%
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	17,797	17,519
Zayo Group LLC
6.00%, 4/1/2023	9,791	10,091
6.38%, 5/15/2025	6,040	6,312
5.75%, 1/15/2027 (a)	7,255	7,273

		41,195

IT Services — 1.5%
Alliance Data Systems Corp.
5.88%, 11/1/2021 (a)	5,475	5,598
5.38%, 8/1/2022 (a)	21,047	21,152

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	18,712	18,759
Exela Intermediate LLC 10.00%, 7/15/2023 (a)	24,995	26,182
First Data Corp.
7.00%, 12/1/2023 (a)	21,813	22,697
5.00%, 1/15/2024 (a)	9,901	9,921
5.75%, 1/15/2024 (a)	29,900	30,498
Gartner, Inc. 5.13%, 4/1/2025 (a)	4,237	4,290

		139,097

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	5,095	4,453
6.75%, 12/31/2025 (a)	14,652	14,351

		18,804

Machinery — 0.8%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	8,122	8,386
Navistar International Corp. 6.63%, 11/1/2025 (a)	21,248	22,098
Novelis Corp.
6.25%, 8/15/2024 (a)	11,200	11,340
5.88%, 9/30/2026 (a)	20,425	19,890
Tennant Co. 5.63%, 5/1/2025	7,670	7,728
Terex Corp. 5.63%, 2/1/2025 (a)	9,125	9,057

		78,499

Media — 7.3%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023 (a)	11,572	11,644
7.50%, 5/15/2026 (a)	17,610	16,774
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022 (a)	19,863	19,143
7.63%, 2/15/2025 (a)	11,597	10,719
Altice US Finance I Corp.
5.38%, 7/15/2023 (a)	18,018	18,131
5.50%, 5/15/2026 (a)	18,828	18,498
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022	1,313	1,334
5.75%, 6/15/2025	12,190	11,832
5.88%, 11/15/2026	6,575	6,411
6.13%, 5/15/2027	8,163	8,000
AMC Networks, Inc.
5.00%, 4/1/2024	4,970	4,889
4.75%, 8/1/2025	7,443	7,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Cablevision Systems Corp.
8.00%, 4/15/2020	28,079	29,553
5.88%, 9/15/2022	3,635	3,699
Cequel Communications Holdings I LLC
7.75%, 7/15/2025 (a)	2,545	2,707
7.50%, 4/1/2028 (a)	13,075	13,631
Cinemark USA, Inc. 4.88%, 6/1/2023	8,940	8,828
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	2,650	2,643
Series B, 7.63%, 3/15/2020	24,373	24,464
Series A, 6.50%, 11/15/2022	12,665	12,903
Series B, 6.50%, 11/15/2022	24,700	25,256
CSC Holdings LLC
6.75%, 11/15/2021	10,435	11,061
5.25%, 6/1/2024	12,966	12,577
10.88%, 10/15/2025 (a)	1,492	1,736
5.50%, 4/15/2027 (a)	22,285	21,700
5.38%, 2/1/2028 (a)	6,840	6,556
DISH DBS Corp.
6.75%, 6/1/2021	45,175	45,853
5.88%, 7/15/2022	4,689	4,501
5.00%, 3/15/2023	15,484	13,781
5.88%, 11/15/2024	5,813	5,057
7.75%, 7/1/2026	16,692	15,065
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024 (a)	12,947	13,934
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	4,141	3,955
Gray Television, Inc.
5.13%, 10/15/2024 (a)	15,730	15,415
5.88%, 7/15/2026 (a)	8,360	8,360
iHeartCommunications, Inc. 9.00%, 12/15/2019 (b)	4,957	3,681
Lamar Media Corp. 5.75%, 2/1/2026	1,450	1,506
Liberty Interactive LLC 8.25%, 2/1/2030	9,255	9,857
LIN Television Corp. 5.88%, 11/15/2022	5,169	5,272
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	5,455	5,366
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	2,690	2,643
Outfront Media Capital LLC
5.63%, 2/15/2024	8,651	8,749
5.88%, 3/15/2025	10,319	10,409
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	5,365	5,553

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (a)	6,978	6,873
5.88%, 3/15/2026 (a)	1,074	1,061
5.13%, 2/15/2027 (a)	6,246	5,777
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a)	8,874	8,843
6.00%, 7/15/2024 (a)	3,490	3,627
5.38%, 4/15/2025 (a)	11,030	11,195
5.00%, 8/1/2027 (a)	7,738	7,477
TEGNA, Inc.
6.38%, 10/15/2023	12,135	12,575
5.50%, 9/15/2024 (a)	5,365	5,459
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	11,122	11,622
Univision Communications, Inc.
5.13%, 5/15/2023 (a)	9,025	8,574
5.13%, 2/15/2025 (a)	9,760	8,955
UPC Holding BV (Netherlands)
5.50%, 1/15/2028 (a)	3,005	2,798
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	12,267	12,115
Viacom, Inc.
4.38%, 3/15/2043	4,675	4,025
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (d)	11,631	11,354
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	6,259	6,194
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	9,717	9,984
WMG Acquisition Corp.
5.63%, 4/15/2022 (a)	3,129	3,176
5.00%, 8/1/2023 (a)	2,651	2,631
4.88%, 11/1/2024 (a)	3,014	2,928
5.50%, 4/15/2026 (a)	15,586	15,313
Ziggo Bond Finance BV (Netherlands) 5.88%, 1/15/2025 (a)	14,520	13,558
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	12,510	11,783

		678,726

Metals & Mining — 2.7%
AK Steel Corp.
7.50%, 7/15/2023	2,802	2,928
6.38%, 10/15/2025	11,954	11,117
7.00%, 3/15/2027	7,358	6,972
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (a)	9,912	10,507

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Big River Steel LLC 7.25%, 9/1/2025 (a)	4,300	4,504
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (a)	4,720	4,602
5.75%, 3/1/2025	3,960	3,889
Coeur Mining, Inc. 5.88%, 6/1/2024	4,717	4,505
Commercial Metals Co.
4.88%, 5/15/2023	5,918	5,770
5.38%, 7/15/2027	4,415	4,106
Constellium NV
5.75%, 5/15/2024 (a)	1,995	1,988
6.63%, 3/1/2025 (a)	11,618	11,821
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	8,395	8,238
5.13%, 5/15/2024 (a)	7,945	7,687
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	1,885	1,866
3.55%, 3/1/2022	15,065	14,538
3.88%, 3/15/2023	24,955	24,019
4.55%, 11/14/2024	5,710	5,496
5.40%, 11/14/2034	4,841	4,470
5.45%, 3/15/2043	14,029	12,515
Hecla Mining Co. 6.88%, 5/1/2021	15,716	15,848
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023 (a)	6,615	6,731
Kaiser Aluminum Corp. 5.88%, 5/15/2024	4,155	4,259
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	4,291	4,382
Steel Dynamics, Inc.
5.25%, 4/15/2023	5,425	5,508
4.13%, 9/15/2025	9,440	8,992
5.00%, 12/15/2026	6,100	6,069
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	13,074	13,858
6.00%, 8/15/2040	8,200	8,426
5.40%, 2/1/2043	8,060	7,677
United States Steel Corp.
6.88%, 8/15/2025	2,327	2,362
6.25%, 3/15/2026	13,791	13,739

		249,389

Multiline Retail — 0.2%
Cumberland Farms, Inc. 6.75%, 5/1/2025 (a)	3,761	3,836
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	21,677	14,686

		18,522

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 10.2%
Aker BP ASA (Norway)
6.00%, 7/1/2022 (a)	1,916	1,969
5.88%, 3/31/2025 (a)	11,772	12,213
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.88%, 2/15/2023 (d) (e) (f)	13,501	13,531
Antero Resources Corp. 5.13%, 12/1/2022	12,389	12,513
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022(a)	13,149	13,576
Baytex Energy Corp. (Canada)
5.13%, 6/1/2021 (a)	1,254	1,219
5.63%, 6/1/2024 (a)	2,694	2,546
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (d)	17,475	16,586
California Resources Corp. 8.00%, 12/15/2022 (a)	17,213	15,427
Callon Petroleum Co.
6.13%, 10/1/2024	4,552	4,655
6.38%, 7/1/2026	2,735	2,803
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	12,647	12,932
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	13,135	14,530
5.88%, 3/31/2025	10,810	11,486
Cheniere Energy Partners LP 5.25%, 10/1/2025	6,240	6,240
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/15/2019 (d)	4,440	4,440
6.63%, 8/15/2020	4,303	4,464
8.00%, 1/15/2025	17,069	17,432
8.00%, 6/15/2027	26,949	27,286
CITGO Petroleum Corp.
6.25%, 8/15/2022 (a)	8,777	8,843
CNX Midstream Partners LP 6.50%, 3/15/2026 (a)	3,481	3,455
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (g)	3,865	3,986
5.75%, 4/1/2025	9,449	9,650
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (d) (e) (f)	13,520	13,520
DCP Midstream Operating LP
3.88%, 3/15/2023	20,210	19,705
5.38%, 7/15/2025	4,153	4,257
6.75%, 9/15/2037 (a)	10,266	11,061

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Delek Logistics Partners LP 6.75%, 5/15/2025	18,721	18,721
Denbury Resources, Inc.
9.00%, 5/15/2021 (a)	4,760	5,117
9.25%, 3/31/2022 (a)	6,593	7,046
5.50%, 5/1/2022	1,408	1,271
7.50%, 2/15/2024 (a)	4,139	4,206
Energy Transfer Equity LP
4.25%, 3/15/2023	5,648	5,664
5.88%, 1/15/2024	24,271	25,788
5.50%, 6/1/2027	1,800	1,888
Energy Transfer Partners LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (d) (e) (f)	13,579	13,078
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (f)	14,202	13,054
4.40%, 4/1/2024	6,212	6,053
4.15%, 6/1/2025	7,808	7,347
4.85%, 7/15/2026	3,700	3,592
5.60%, 4/1/2044	5,165	4,558
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 8/16/2077(d)	5,108	4,904
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)	9,502	8,878
EP Energy LLC
9.38%, 5/1/2020	8,666	8,493
8.00%, 11/29/2024 (a)	18,406	18,452
8.00%, 2/15/2025 (a)	15,015	10,848
7.75%, 5/15/2026 (a)	20,847	21,316
Genesis Energy LP
6.75%, 8/1/2022	5,275	5,380
6.00%, 5/15/2023	7,230	7,113
5.63%, 6/15/2024	7,665	7,148
Gulfport Energy Corp.
6.00%, 10/15/2024	18,656	18,423
6.38%, 5/15/2025 ‡	2,791	2,766
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	19,097	18,452
Holly Energy Partners LP 6.00%, 8/1/2024 (a)	9,746	9,917
Jupiter Resources, Inc. (Canada) 8.50%, 10/1/2022 (a)	7,056	3,546
Martin Midstream Partners LP 7.25%, 2/15/2021	17,907	17,862
Matador Resources Co. 5.88%, 9/15/2026 (a)	4,585	4,666

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	8,446	7,665
7.00%, 3/31/2024(a)	67	61
6.50%, 1/15/2025(a)	142	141
NGPL PipeCo LLC 4.88%, 8/15/2027(a)	4,649	4,685
NuStar Logistics LP 5.63%, 4/28/2027	11,719	11,675
Oasis Petroleum, Inc.
6.88%, 3/15/2022	4,057	4,133
6.25%, 5/1/2026(a)	14,525	14,779
PBF Holding Co. LLC
7.00%, 11/15/2023	4,224	4,414
7.25%, 6/15/2025	16,205	17,096
PBF Logistics LP 6.88%, 5/15/2023	6,058	6,187
Peabody Energy Corp. 6.00%, 3/31/2022(a)	5,828	5,850
Penn Virginia Corp.
7.25%, 4/15/2019 ‡ (b)	1,500	5
8.50%, 5/1/2020 ‡ (b)	14,125	50
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022 (d) (e) (f)	14,435	14,110
QEP Resources, Inc.
5.38%, 10/1/2022	10,268	10,323
5.25%, 5/1/2023	4,482	4,370
5.63%, 3/1/2026	5,048	4,827
Sanchez Energy Corp.
7.75%, 6/15/2021	6,530	4,538
6.13%, 1/15/2023	3,025	1,708
7.25%, 2/15/2023 (a)	2,448	2,384
SemGroup Corp.
5.63%, 7/15/2022	11,605	11,504
5.63%, 11/15/2023	7,817	7,563
7.25%, 3/15/2026	9,339	9,292
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	10,377	10,066
SM Energy Co.
5.00%, 1/15/2024	16,435	15,942
6.75%, 9/15/2026	4,482	4,644
6.63%, 1/15/2027	5,647	5,824
Southwestern Energy Co. 6.20%, 1/23/2025 (g)	17,402	17,424
Summit Midstream Holdings LLC
5.50%, 8/15/2022	4,249	4,228
5.75%, 4/15/2025	12,188	11,761

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
4.88%, 1/15/2023 (a)	7,282	7,184
5.50%, 2/15/2026 (a)	5,151	4,932
5.88%, 3/15/2028 (a)	2,342	2,243
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	10,615	10,920
Talos Production LLC 11.00%, 4/3/2022 (a)	1,207	1,265
Targa Resources Partners LP
4.25%, 11/15/2023	1,857	1,802
5.13%, 2/1/2025	20,242	20,343
5.88%, 4/15/2026 (a)	3,771	3,865
5.38%, 2/1/2027	5,550	5,522
5.00%, 1/15/2028 (a)	5,180	5,031
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	10,560	10,296
6.62%, 6/15/2025 (a) (g)	4,160	4,430
5.00%, 1/31/2028 (a)	12,579	11,777
TransMontaigne Partners LP 6.13%, 2/15/2026	5,535	5,203
Tullow Oil plc (Ghana) 7.00%, 3/1/2025 (a)	22,241	21,467
Ultra Resources, Inc.
6.88%, 4/15/2022 (a)	41,823	20,388
7.13%, 4/15/2025 (a)	16,578	7,336
Whiting Petroleum Corp. 6.63%, 1/15/2026	11,311	11,763
WPX Energy, Inc. 5.75%, 6/1/2026	9,569	9,653

		938,541

Paper & Forest Products — 0.2%
Clearwater Paper Corp.
4.50%, 2/1/2023	9,437	8,753
5.38%, 2/1/2025 (a)	13,231	12,139

		20,892

Personal Products — 0.1%
Revlon Consumer Products Corp. 6.25%, 8/1/2024	14,738	8,548

Pharmaceuticals — 2.7%
Bausch Health Cos., Inc. 7.50%, 7/15/2021 (a)	11,237	11,415
6.50%, 3/15/2022 (a)	5,959	6,168
5.50%, 3/1/2023 (a)	3,444	3,246
5.88%, 5/15/2023 (a)	75,197	71,888
7.00%, 3/15/2024 (a)	10,831	11,427
5.50%, 11/1/2025 (a)	12,100	12,070
9.00%, 12/15/2025 (a)	34,492	36,475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
9.25%, 4/1/2026 (a)	11,422	12,116
8.50%, 1/31/2027 (a)	6,054	6,221
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	4,618	4,404
Concordia International Corp. (Canada)
9.00%, 4/1/2022 (a)	21,621	19,675
7.00%, 4/15/2023 ‡ (a) (b)	25,373	1,523
Endo Dac
6.00%, 7/15/2023 (a)	20,050	17,243
5.88%, 10/15/2024 (a)	6,473	6,465
6.00%, 2/1/2025 (a) (g)	8,650	7,158
Endo Finance LLC
5.75%, 1/15/2022 (a)	7,451	6,892
7.25%, 1/15/2022 (a) (g)	7,185	6,898
5.38%, 1/15/2023 (a) (g)	5,000	4,275

		245,559

Professional Services — 0.2%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	13,651	13,412
Jaguar Holding Co. II 6.38%, 8/1/2023 (a)	1,750	1,759

		15,171

Real Estate Management & Development — 0.2%
Highland Ranch 6.70%, 9/1/2020 ‡	5,864	5,805
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,041	8,962

		14,767

Road & Rail — 1.0%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	15,243	14,291
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (a)	2,253	2,315
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022 (a)	6,404	6,324
5.00%, 8/1/2024 (a)	15,990	15,730
Hertz Corp. (The)
7.38%, 1/15/2021	6,105	6,097
5.50%, 10/15/2024 (a)	5,295	4,435
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	8,607	8,768
4.50%, 3/15/2023 (a)	8,213	8,121
5.50%, 2/15/2024 (a)	21,246	21,830

		87,911

Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc. 4.63%, 2/10/2026 (a)	7,308	7,043

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (Netherlands)
4.13%, 6/1/2021 (a)	14,027	14,045
3.88%, 9/1/2022 (a)	1,850	1,834
Qorvo, Inc. 5.50%, 7/15/2026 (a)	815	819
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	6,367	6,693
Versum Materials, Inc. 5.50%, 9/30/2024 (a)	2,523	2,580

		33,014

Software — 1.8%
Camelot Finance SA 7.88%, 10/15/2024 (a)	16,624	16,562
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (a)	12,610	13,893
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (a)	21,955	24,480
Infor Software Parent LLC 7.13% (cash), 5/1/2021 (a) (h)	13,039	13,157
Infor US, Inc.
5.75%, 8/15/2020 (a)	8,351	8,476
6.50%, 5/15/2022	17,882	18,114
Informatica LLC 7.13%, 7/15/2023 (a)	8,600	8,750
Nuance Communications, Inc.
5.38%, 8/15/2020 (a)	3,022	3,022
5.63%, 12/15/2026	13,474	13,423
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	7,385	7,625
5.88%, 6/1/2026 (a)	11,578	11,954
Solera LLC 10.50%, 3/1/2024 (a)	15,145	16,622
Symantec Corp. 5.00%, 4/15/2025(a)	13,448	13,329

		169,407

Specialty Retail — 1.3%
Claire’s Stores, Inc.
9.00%, 3/15/2019 (a) (b)	17,700	11,373
6.13%, 3/15/2020 (a) (b)	11,275	7,244
L Brands, Inc.
5.25%, 2/1/2028	2,066	1,777
6.88%, 11/1/2035	5,030	4,189
6.75%, 7/1/2036	6,900	5,623
Party City Holdings, Inc.
6.13%, 8/15/2023(a)	9,800	9,947
6.63%, 8/1/2026(a)	12,000	12,090
Penske Automotive Group, Inc. 5.50%, 5/15/2026	20,790	20,374
PetSmart, Inc.
7.13%, 3/15/2023 (a)	10,819	7,276

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
5.88%, 6/1/2025 (a)	7,758	6,293
8.88%, 6/1/2025 (a)	9,631	6,501
Staples, Inc. 8.50%, 9/15/2025 (a)	32,560	30,766

		123,453

Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC
5.88%, 6/15/2021 (a)	18,028	18,548
7.13%, 6/15/2024 (a)	12,430	13,288
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	23,247	16,418
EMC Corp.
2.65%, 6/1/2020	10,431	10,200
3.38%, 6/1/2023	1,000	943
Western Digital Corp. 4.75%, 2/15/2026	22,306	21,870

		81,267

Thrifts & Mortgage Finance — 0.8%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (a)	7,696	7,725
5.25%, 10/1/2025 (a)	5,686	5,337
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (a)	5,495	5,701
9.13%, 7/15/2026 (a)	7,846	8,170
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	23,293	23,060
5.25%, 1/15/2028 (a)	14,925	13,675
Radian Group, Inc. 4.50%, 10/1/2024	14,215	14,002

		77,670

Trading Companies & Distributors — 1.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	18,400	18,102
Fly Leasing Ltd. (Ireland) 5.25%, 10/15/2024	3,902	3,726
H&E Equipment Services, Inc. 5.63%, 9/1/2025	9,050	8,985
United Rentals North America, Inc.
5.75%, 11/15/2024	16,785	17,325
5.50%, 7/15/2025	7,950	8,109
4.63%, 10/15/2025	16,770	16,393
5.88%, 9/15/2026	23,565	24,272
5.50%, 5/15/2027	8,305	8,284
4.88%, 1/15/2028	500	477
WESCO Distribution, Inc. 5.38%, 6/15/2024	10,408	10,330

		116,003

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 3.3%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	12,003	11,478
6.63%, 8/1/2026	8,886	8,508
Inmarsat Finance plc (United Kingdom) 6.50%, 10/1/2024 (a)	7,405	7,609
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (a)	18,605	18,544
Sprint Communications, Inc.
9.00%, 11/15/2018 (a)	1,134	1,147
7.00%, 3/1/2020 (a)	10,776	11,193
7.00%, 8/15/2020	13,304	13,936
11.50%, 11/15/2021	5,758	6,780
9.25%, 4/15/2022	4,305	4,886
6.00%, 11/15/2022	2,183	2,210
Sprint Corp.
7.25%, 9/15/2021	15,959	16,732
7.88%, 9/15/2023	24,237	26,085
7.13%, 6/15/2024	42,232	43,816
7.63%, 2/15/2025	40,130	42,588
7.63%, 3/1/2026	8,406	8,827
T-Mobile US, Inc.
6.50%, 1/15/2024 ‡	5,562	—	(c)
6.38%, 3/1/2025 ‡	16,845	—	(c)
6.50%, 1/15/2026 ‡	7,296	—	(c)
4.50%, 2/1/2026 ‡	6,472	—	(c)
T-Mobile USA, Inc.
6.50%, 1/15/2024	5,562	5,757
6.00%, 4/15/2024	17,049	17,688
6.38%, 3/1/2025	16,845	17,519
5.13%, 4/15/2025	8,081	8,145
5.13%, 4/15/2025 ‡	4,296	—	(c)
6.50%, 1/15/2026	7,296	7,713
4.50%, 2/1/2026	7,617	7,265
4.75%, 2/1/2028	6,603	6,219
4.75%, 2/1/2028 ‡	6,603	—	(c)
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (a)	10,660	9,530

		304,175

Total Corporate Bonds (Cost $8,297,027)		8,235,723

Loan Assignments — 4.3% (i)
Communications Equipment — 0.1%
Avaya, Inc. 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.31%, 12/15/2024 (d)	9,811	9,871

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — 0.1%
Berry Plastics Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.94%, 2/8/2020 (d)	839	838
Viskase Companies, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.58%, 1/30/2021 (d)	7,239	7,203

		8,041

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/2/2024 (d)	7,400	7,378
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/5/2023(d)	4,637	4,558
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.58%, 11/1/2024 (d)	12,093	12,078
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.33%, 11/1/2025 (d)	1,825	1,820

		25,834

Electrical Equipment — 0.1%
Cortes NP, Term B Loan (ICE LIBOR USD 1 Month + 4.00%), 6.31%, 11/30/2023 (d)	8,373	8,362

Energy Equipment & Services — 0.1%
Mcdermott Technology Americas, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.08%, 5/12/2025 (d) (j)	10,504	10,607

Food & Staples Retailing — 0.3%
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 6/22/2023 (d) (j)	5,914	5,888
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.08%, 12/5/2023(d)	24,836	17,737
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024 (d)	2,733	2,736
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024 (d)	4,555	4,559

		30,920

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.07%, 4/26/2024 (d)	10,685	10,667

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Leisure Products — 0.0% (k)
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 10.00%), 8.65%, 5/15/2022 (d)	4,441	4,441

Machinery — 0.1%
Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 3/11/2022 (d)	10,764	10,796

Media — 0.5%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 8.83%, 1/30/2019 (b) (d)	37,355	27,799
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 7/30/2019 (b) (d)	20,104	14,946
MTL Publishing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 8/20/2023 (d)	2,738	2,731
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 12/27/2020 (d)	1,872	1,874
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 6/1/2023 (d)	3,504	3,498

		50,848

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/25/2020 (d)	10,074	9,338

Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.44%, 12/31/2021 (d)	62,081	68,638
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.82%, 12/31/2022 (d)	52,428	48,553
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 8/23/2021 (d)	46,856	48,856
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.59%, 8/25/2023 (d) (j)	15,071	8,354
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 12/31/2023 (d)	2,866	2,868
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 4/12/2024(d)	9,051	8,099

		185,368

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — 0.1%
Revlon Consumer Products Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.81%, 9/7/2023(d)	8,094	6,007

Pharmaceuticals — 0.0% (k)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 10/21/2021(d)	3,844	3,465

Semiconductors & Semiconductor Equipment — 0.0% (k)
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 3/31/2023(d)	753	754

Software — 0.1%
Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 5.58%, 12/1/2023 (d)	4,970	4,978

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.09%, 3/11/2022 (d)	5,908	5,081

Wireless Telecommunication Services — 0.2%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.07%, 3/9/2023 (d)	14,550	14,423

Total Loan Assignments (Cost $416,975)		399,801

	SHARES (000)
Common Stocks — 0.8%
Aerospace & Defense — 0.0% (k)
Remington Outdoor Co., Inc.* ‡	399	3,283

Capital Markets — 0.0% (k)
Goodman Private* ‡	300	—	(c)

Commercial Services & Supplies — 0.0% (k)
Quad/Graphics, Inc.	2	41

Diversified Financial Services — 0.0% (k)
Adelphia Recovery Trust* ‡	9,055	—	(c)

Energy Equipment & Services — 0.0% (k)
Telford Offshore Holdings Ltd. (Cayman Islands)* ‡	368	552

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*	1,361	32,035

Insurance — 0.0% (k)
ACC Claims Holdings LLC* ‡	7,076	71

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*	113	10,102
Ultra Petroleum Corp.*	195	255

		10,357

Software — 0.3%
Avaya Holdings Corp.*	997	23,297

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.*	1,491	8,557

Total Common Stocks (Cost $74,289)		78,193

Preferred Stocks — 0.4%
Automobiles — 0.0% (k)
General Motors Co.
6.25%, 7/15/2033 ‡	953	—	(c)
7.25%, 4/15/2041 ‡	246	—	(c)
7.38%, 5/15/2048 ‡	404	—	(c)
0.68%, 6/1/2049 ‡	50	—	(c)
7.38%, 10/1/2051 ‡	47	—	(c)
7.25%, 2/15/2052 ‡	548	—	(c)
Motors Liquidation Co. 7.25%, 7/15/2041 ‡	284	—	(c)

		—	(c)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.10%, 2/15/2040 ($25 par value) (d)	260	6,968

Capital Markets — 0.0% (k)
Goodman Private Preferred Shares* ‡	358	429

Insurance — 0.3%
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.46%, 4/5/2018 ($1,000 par value) (d)(l)	27	27,127

Total Preferred Stocks (Cost $29,080)		34,524

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,773
3.75%, 2/15/2030	4,448	3,036

Total Convertible Bonds (Cost $4,448)		4,809

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% (k)
Independent Power and Renewable Electricity Producers — 0.0% (k)
Vistra Energy Corp., expiring 12/31/2049* ‡ (Cost $—)	2,797	1,972

	PRINCIPAL AMOUNT ($000)
Asset-backed Securities — 0.0% (k)
CWABS Asset-Backed Certificates Trust Series 2004-13, Class MV8, 3.76%, 1/25/2035 ‡ (m)	56	1
T-Mobile USA, Inc. 6.00%, 4/15/2024 ‡	17,049	—	(c)

Total Asset-backed Securities (Cost $0)		1

Convertible Preferred Stocks — 0.0% (k)
Automobiles — 0.0% (k)
General Motors Co. 3/6/2032* ‡ (Cost $—)	973	—	(c)

	SHARES (000)
Short-term Investments — 3.8%
Investment Companies — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (n) (o) (Cost $344,832)	344,832	344,832

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills
1.79%, 9/13/2018 (p)	4,550	4,548
2.08%, 11/15/2018 (p)	3,800	3,785

Total U.s. Treasury Obligations (cost $8,331)		8,333

Total Short-term Investments (Cost $353,163)		353,165

Total Investments — 98.5% (Cost $9,174,982)		9,108,188
Other Assets Less Liabilities — 1.5%		137,401

NET ASSETS — 100.0%		9,245,589

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding—sell protection (1) as of August 31, 2018 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.30-V1	5.00	Quarterly	6/20/2023	3.31	USD 174,000	10,559	3,158	13,717

						10,559	3,158	13,717

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
GMAC	General Motors Acceptance Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2018.
(f)	Security is an interest bearing note with preferred security characteristics.

(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of August 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2018.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(n)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2018.
(p)	The rate shown is the effective yield as of August 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.9%
Aerospace & Defense — 0.7%
Boeing Co. (The)
4.88%, 2/15/2020	540	557
7.95%, 8/15/2024	500	618
General Dynamics Corp. 2.25%, 11/15/2022	2,000	1,922
Harris Corp. 4.85%, 4/27/2035	500	514
Lockheed Martin Corp. 2.50%, 11/23/2020	850	840
3.35%, 9/15/2021	380	382
Northrop Grumman Corp. 5.05%, 8/1/2019	325	331
2.93%, 1/15/2025	800	762
Precision Castparts Corp. 2.50%, 1/15/2023	1,500	1,451
3.25%, 6/15/2025	800	784
Raytheon Co. 3.15%, 12/15/2024	476	473
United Technologies Corp. 1.95%, 11/1/2021	500	480

		9,114

Air Freight & Logistics — 0.2%
FedEx Corp. 3.20%, 2/1/2025	796	779
United Parcel Service, Inc. 5.13%, 4/1/2019	425	431
3.13%, 1/15/2021	1,600	1,609

		2,819

Airlines — 0.0% (a)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024	229	231

Automobiles — 0.3%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (b)	250	239
Daimler Finance North America LLC (Germany) 2.30%, 1/6/2020 (b)	2,100	2,077
2.25%, 3/2/2020 (b)	153	151
Ford Motor Co. 6.63%, 10/1/2028	1,500	1,607
General Motors Co. 6.60%, 4/1/2036	600	644

		4,718

Banks — 4.2%
ABN AMRO Bank NV (Netherlands) 2.50%, 10/30/2018 (b)	1,629	1,629
2.65%, 1/19/2021 (b)	450	442
Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	750	726

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp. 3.30%, 1/11/2023	32	32
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	21	21
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	780	760
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	3,745	3,646
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	737	731
4.00%, 1/22/2025	1,154	1,141
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	1,500	1,448
4.45%, 3/3/2026	556	557
Bank of Montreal (Canada) 2.38%, 1/25/2019	1,153	1,152
2.35%, 9/11/2022	100	96
Bank of Nova Scotia (The) (Canada) 2.80%, 7/21/2021	630	622
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,186
BB&T Corp. 2.45%, 1/15/2020	166	165
2.63%, 6/29/2020	500	497
Capital One Bank USA NA 3.38%, 2/15/2023	2,860	2,797
Citibank NA 2.85%, 2/12/2021	350	347
Citigroup, Inc. 2.65%, 10/26/2020	2,000	1,976
2.75%, 4/25/2022	1,100	1,072
3.40%, 5/1/2026	650	622
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	1,000	974
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	2,000	1,852
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (b)	778	776
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	915
Credit Agricole SA (France) 3.75%, 4/24/2023 (b)	775	764
Discover Bank 4.20%, 8/8/2023	447	451
Fifth Third Bank 2.38%, 4/25/2019	250	250
2.88%, 10/1/2021	425	419
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	1,100	1,134

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom) 4.00%, 3/30/2022	1,100	1,119
4.25%, 3/14/2024	800	802
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	600	601
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	251	246
Huntington Bancshares, Inc. 3.15%, 3/14/2021	352	350
Huntington National Bank (The) 2.50%, 8/7/2022	500	481
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	399
KeyCorp 2.90%, 9/15/2020	42	42
5.10%, 3/24/2021	1,657	1,731
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	500
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	869	826
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.00%, 2/22/2022	221	217
3.78%, 3/2/2025	1,000	1,000
3.29%, 7/25/2027	350	335
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	909	906
Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	580	569
2.60%, 9/11/2022	300	289
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	1,050	1,031
National City Corp. 6.88%, 5/15/2019	100	103
Nordea Bank AB (Sweden) 4.25%, 9/21/2022 (b)	591	600
PNC Bank NA 2.45%, 11/5/2020	356	351
PNC Financial Services Group, Inc. (The) 6.70%, 6/10/2019	363	374
5.13%, 2/8/2020	50	51
4.38%, 8/11/2020	362	371
Regions Financial Corp. 3.20%, 2/8/2021	402	400
Royal Bank of Canada (Canada) 2.00%, 10/1/2018	596	596
4.65%, 1/27/2026	597	614
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	635	636
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	247

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	799	799
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (b)	442	437
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	1,200	1,227
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.10%, 1/17/2023	482	473
SunTrust Bank 2.75%, 5/1/2023	1,500	1,455
US Bancorp 2.20%, 4/25/2019	500	499
Series V, 2.63%, 1/24/2022	732	718
3.60%, 9/11/2024	215	215
Wachovia Corp. 7.57%, 8/1/2026 (d)	1,700	2,053
Wells Fargo & Co. 2.50%, 3/4/2021	428	420
3.50%, 3/8/2022	1,000	1,003
3.00%, 2/19/2025	368	351
3.00%, 4/22/2026	800	750
4.30%, 7/22/2027	2,000	1,999
Westpac Banking Corp. (Australia) 2.00%, 3/3/2020 (b)	506	499
2.50%, 6/28/2022	1,100	1,062

		58,947

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	3,234	3,209
3.65%, 2/1/2026	2,800	2,739
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	987
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (b)	745	754
Molson Coors Brewing Co. 2.25%, 3/15/2020	400	395
PepsiCo, Inc. 2.38%, 10/6/2026	200	184

		8,268

Biotechnology — 0.4%
AbbVie, Inc. 2.85%, 5/14/2023	1,606	1,553
Amgen, Inc. 3.63%, 5/15/2022	1,850	1,865
Baxalta, Inc. 3.60%, 6/23/2022	117	118
Biogen, Inc. 3.63%, 9/15/2022	212	213
Celgene Corp. 3.95%, 10/15/2020	700	713
3.25%, 8/15/2022	600	594
Gilead Sciences, Inc. 2.55%, 9/1/2020	300	297
3.70%, 4/1/2024	56	56

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
3.50%, 2/1/2025	35	35

		5,444

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (b)	222	209
Johnson Controls International plc
5.00%, 3/30/2020	40	41
4.25%, 3/1/2021	1,135	1,155
3.62%, 7/2/2024 (d)	138	138

		1,543

Capital Markets — 2.5%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	563
Bank of New York Mellon Corp. (The) 4.60%, 1/15/2020	155	159
2.60%, 8/17/2020	92	91
4.15%, 2/1/2021	1,440	1,478
3.40%, 1/29/2028	1,500	1,476
BlackRock, Inc. 3.20%, 3/15/2027	400	391
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	470	491
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (b)	500	510
Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	40
3.20%, 3/2/2027	250	241
CME Group, Inc. 3.00%, 9/15/2022	1,666	1,652
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	520	516
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	600	597
3.95%, 2/27/2023	500	487
Goldman Sachs Group, Inc. (The) 5.38%, 3/15/2020	900	930
2.35%, 11/15/2021	4,195	4,066
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	500	489
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	196	190
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	403	388
4.25%, 10/21/2025	92	92
3.50%, 11/16/2026	1,200	1,142
3.85%, 1/26/2027	1,000	973
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	384	366

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	1,502	1,542
Invesco Finance plc 3.75%, 1/15/2026	436	436
Jefferies Group LLC 6.88%, 4/15/2021	400	431
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019 (b)	481	480
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (b)	800	849
Morgan Stanley 7.30%, 5/13/2019	1,700	1,752
5.63%, 9/23/2019	2,500	2,570
2.65%, 1/27/2020	600	597
5.50%, 7/24/2020	154	160
5.75%, 1/25/2021	687	725
2.75%, 5/19/2022	400	390
5.00%, 11/24/2025	622	647
3.88%, 1/27/2026	2,281	2,249
4.35%, 9/8/2026	880	876
State Street Corp. 3.10%, 5/15/2023	1,724	1,702
3.70%, 11/20/2023	1,154	1,173
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	216
UBS AG (Switzerland) 2.45%, 12/1/2020 (b)	200	196

		34,319

Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (b)	400	397
Dow Chemical Co. (The) 8.55%, 5/15/2019	17	18
4.13%, 11/15/2021	52	53
3.00%, 11/15/2022	594	582
3.50%, 10/1/2024	800	784
Ecolab, Inc. 2.25%, 1/12/2020	167	165
3.25%, 1/14/2023	330	329
Mosaic Co. (The) 3.25%, 11/15/2022	2,243	2,201
Nutrien Ltd. (Canada) 6.50%, 5/15/2019	1,050	1,075
3.38%, 3/15/2025	168	159
Praxair, Inc. 2.20%, 8/15/2022	1,250	1,205
Rohm & Haas Co. 7.85%, 7/15/2029	315	408
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
3.45%, 6/1/2027	170	162

		7,754

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 5.50%, 9/15/2019	1,200	1,231
3.55%, 6/1/2022	417	419

		1,650

Communications Equipment — 0.2%
Cisco Systems, Inc. 4.95%, 2/15/2019	975	985
4.45%, 1/15/2020	90	92
2.45%, 6/15/2020	90	89
2.90%, 3/4/2021	181	181
2.95%, 2/28/2026	1,000	965

		2,312

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (b)	250	246
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	260	242
3.50%, 12/15/2027	300	278

		766

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	1,200	1,162
3.65%, 7/21/2027	594	550
American Express Co. 3.38%, 5/17/2021	1,000	1,003
American Honda Finance Corp. 7.63%, 10/1/2018 (b)	1,450	1,456
2.25%, 8/15/2019	250	249
Caterpillar Financial Services Corp. 7.15%, 2/15/2019	675	689
2.25%, 12/1/2019	176	175
2.75%, 8/20/2021	510	506
2.85%, 6/1/2022	900	889
Ford Motor Credit Co. LLC 2.02%, 5/3/2019	484	480
3.34%, 3/28/2022	2,319	2,242
3.81%, 1/9/2024	200	192
General Motors Financial Co., Inc. 3.70%, 5/9/2023	615	602
4.25%, 5/15/2023	770	773
4.00%, 10/6/2026	280	267
4.35%, 1/17/2027	400	390

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
3.85%, 1/5/2028	1,000	930
John Deere Capital Corp. 1.70%, 1/15/2020	65	64
3.15%, 10/15/2021	650	651
2.70%, 1/6/2023	298	291
PACCAR Financial Corp. 2.20%, 9/15/2019	1,400	1,393
Synchrony Financial 4.25%, 8/15/2024	350	339
Toyota Motor Credit Corp. 2.13%, 7/18/2019	1,700	1,693
2.63%, 1/10/2023	800	781

		17,767

Containers & Packaging — 0.1%
International Paper Co. 3.80%, 1/15/2026	350	345
WestRock Co. 3.00%, 9/15/2024 (b)	350	333

		678

Diversified Financial Services — 0.7%
AIG Global Funding 2.15%, 7/2/2020 (b)	550	539
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	3,238	3,172
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	490	482
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	455	461
3.40%, 2/7/2028	1,250	1,226
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	269
Shell International Finance BV (Netherlands) 4.30%, 9/22/2019	1,555	1,582
3.40%, 8/12/2023	150	151
2.88%, 5/10/2026	788	754
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (b)	400	391

		9,027

Diversified Telecommunication Services — 0.8%
AT&T, Inc. 5.80%, 2/15/2019	1,405	1,424
3.95%, 1/15/2025	1,183	1,165
3.40%, 5/15/2025	2,527	2,401
4.10%, 2/15/2028 (b)	800	774
4.30%, 2/15/2030 (b)	1,282	1,228
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	350	349
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	409	422
5.46%, 2/16/2021	114	119

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc. 3.13%, 3/16/2022	528	524
4.33%, 9/21/2028 (b)	1,508	1,519
4.40%, 11/1/2034	350	338
5.25%, 3/16/2037	320	338
4.81%, 3/15/2039	1,118	1,122

		11,723

Electric Utilities — 2.7%
Appalachian Power Co. 4.60%, 3/30/2021	800	823
Arizona Public Service Co. 3.35%, 6/15/2024	372	368
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,559
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (b)	476	455
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	237	241
Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	680
DTE Electric Co. 3.90%, 6/1/2021	200	203
2.65%, 6/15/2022	197	193
3.65%, 3/15/2024	1,500	1,512
3.38%, 3/1/2025	1,000	990
Duke Energy Carolinas LLC 3.90%, 6/15/2021	1,250	1,272
6.45%, 10/15/2032	50	62
Duke Energy Corp. 3.55%, 9/15/2021	233	235
Duke Energy Indiana LLC 3.75%, 7/15/2020	160	162
Duke Energy Progress LLC 2.80%, 5/15/2022	461	454
Electricite de France SA (France) 2.15%, 1/22/2019 (b)	720	719
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	450	414
Entergy Arkansas, Inc. 3.05%, 6/1/2023	765	752
3.50%, 4/1/2026	260	258
Entergy Mississippi, Inc. 2.85%, 6/1/2028	269	250
Evergy, Inc. 4.85%, 6/1/2021	1,663	1,709
Fortis, Inc. (Canada) 3.06%, 10/4/2026	550	508
Georgia Power Co. 4.25%, 12/1/2019	3,700	3,758
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,152
Indiana Michigan Power Co. 7.00%, 3/15/2019	25	26
Series J, 3.20%, 3/15/2023	100	99
Kentucky Utilities Co. 3.30%, 10/1/2025	200	195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	93
Nevada Power Co. 7.13%, 3/15/2019	1,000	1,023
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	518	516
2.70%, 9/15/2019	1,539	1,533
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	938	936
NSTAR Electric Co. 2.38%, 10/15/2022	300	289
Ohio Power Co.
Series M, 5.38%, 10/1/2021	1,200	1,277
Oncor Electric Delivery Co. LLC 7.00%, 9/1/2022	300	341
Pacific Gas & Electric Co. 3.25%, 9/15/2021	424	417
2.45%, 8/15/2022	794	748
3.25%, 6/15/2023	1,500	1,452
3.85%, 11/15/2023	350	347
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256	241
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	765
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	217
Progress Energy, Inc. 4.40%, 1/15/2021	560	572
Public Service Co. of Colorado 3.20%, 11/15/2020	74	74
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	285
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	226
Public Service Electric & Gas Co. 2.00%, 8/15/2019	1,100	1,092
Southern California Edison Co. 3.88%, 6/1/2021	958	972
Southwestern Electric Power Co. 6.45%, 1/15/2019	1,860	1,886
Virginia Electric & Power Co. 2.95%, 1/15/2022	1,099	1,091
Series C, 2.75%, 3/15/2023	1,600	1,559
Wisconsin Electric Power Co. 2.95%, 9/15/2021	545	540

		37,541

Electrical Equipment — 0.0% (a)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	345

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	874

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	400	390

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Halliburton Co. 8.75%, 2/15/2021	750	845
3.50%, 8/1/2023	350	351
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	233	233

		1,819

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	285	278
American Tower Corp. 3.50%, 1/31/2023	360	355
American Tower Trust #1 3.07%, 3/15/2023 (b)	500	492
AvalonBay Communities, Inc. 3.20%, 1/15/2028	300	287
Boston Properties LP 3.80%, 2/1/2024	909	910
Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	364
Crown Castle International Corp. 4.45%, 2/15/2026	600	605
Duke Realty LP 3.63%, 4/15/2023	672	669
EPR Properties 4.50%, 6/1/2027	207	200
ERP Operating LP 4.63%, 12/15/2021	1,047	1,085
3.50%, 3/1/2028	1,228	1,200
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163	155
HCP, Inc. 3.88%, 8/15/2024	2,098	2,064
Liberty Property LP 4.40%, 2/15/2024	150	153
National Retail Properties, Inc. 3.60%, 12/15/2026	247	237
Realty Income Corp. 3.25%, 10/15/2022	600	595
3.88%, 7/15/2024	400	402
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	400	388
Select Income 3.60%, 2/1/2020	300	299
Senior Housing Properties Trust 4.75%, 2/15/2028	300	294
Simon Property Group LP 2.50%, 9/1/2020	1,200	1,187
Tanger Properties LP 3.75%, 12/1/2024	240	232
UDR, Inc. 2.95%, 9/1/2026	106	98
Ventas Realty LP 3.75%, 5/1/2024	470	465
3.50%, 2/1/2025	90	87
4.13%, 1/15/2026	158	157
VEREIT Operating Partnership LP 4.60%, 2/6/2024	350	353
3.95%, 8/15/2027	300	286

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Welltower, Inc. 3.95%, 9/1/2023	900	906

		14,803

Food & Staples Retailing — 0.3%
Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,066
Kroger Co. (The) 3.30%, 1/15/2021	700	701
5.40%, 7/15/2040	92	96
Sysco Corp. 3.75%, 10/1/2025	208	206
3.25%, 7/15/2027	200	190
Walmart, Inc. 2.55%, 4/11/2023	1,650	1,610
3.30%, 4/22/2024	200	200

		4,069

Food Products — 0.5%
Bunge Ltd. Finance Corp. 8.50%, 6/15/2019	1,192	1,242
Campbell Soup Co. 3.95%, 3/15/2025	450	437
Cargill, Inc. 3.30%, 3/1/2022 (b)	900	900
General Mills, Inc. 5.65%, 2/15/2019	100	101
3.15%, 12/15/2021	2,075	2,061
Kraft Heinz Foods Co. 3.50%, 6/6/2022	719	716
4.00%, 6/15/2023	310	311
3.95%, 7/15/2025	700	689
6.88%, 1/26/2039	193	227
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	91
Tyson Foods, Inc.
2.65%, 8/15/2019	171	170
2.25%, 8/23/2021	313	303
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	200

		7,448

Gas Utilities — 0.2%
Atmos Energy Corp. 8.50%, 3/15/2019	1,365	1,406
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	860

		2,266

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 3.88%, 9/15/2025	484	489
Becton Dickinson and Co. 2.68%, 12/15/2019	215	214
Medtronic, Inc. 3.50%, 3/15/2025	2,400	2,397

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	174	174

		3,274

Health Care Providers & Services — 0.7%
Anthem, Inc. 3.30%, 1/15/2023	700	693
CVS Health Corp. 2.75%, 12/1/2022	1,100	1,060
4.00%, 12/5/2023	257	259
4.10%, 3/25/2025	4,534	4,539
Express Scripts Holding Co. 3.50%, 6/15/2024	400	388
UnitedHealth Group, Inc. 4.70%, 2/15/2021	255	264
3.38%, 11/15/2021	187	189
2.75%, 2/15/2023	365	356
2.88%, 3/15/2023	1,645	1,613

		9,361

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 3.38%, 5/26/2025	1,250	1,228
3.80%, 4/1/2028	440	437
Starbucks Corp. 2.70%, 6/15/2022	326	319

		1,984

Household Products — 0.2%
Kimberly-Clark Corp. 2.40%, 3/1/2022	200	195
2.40%, 6/1/2023	1,800	1,730
Procter & Gamble Co. (The) 1.85%, 2/2/2021	500	489

		2,414

Independent Power and Renewable Electricity Producers — 0.0% (a)
Exelon Generation Co. LLC 3.40%, 3/15/2022	90	89
4.25%, 6/15/2022	90	92

		181

Industrial Conglomerates — 0.3%
General Electric Co. 2.10%, 12/11/2019	200	198
5.50%, 1/8/2020	529	546
4.38%, 9/16/2020	125	128
5.30%, 2/11/2021	95	100
4.65%, 10/17/2021	1,919	1,997
5.88%, 1/14/2038	70	80
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,235

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Conglomerates — continued
Roper Technologies, Inc. 3.00%, 12/15/2020	208	207
3.80%, 12/15/2026	74	72

		4,563

Insurance — 1.5%
Allstate Corp. (The) 3.15%, 6/15/2023	651	646
Alterra Finance LLC 6.25%, 9/30/2020	200	211
American International Group, Inc. 4.13%, 2/15/2024	818	828
Assurant, Inc. 4.20%, 9/27/2023	145	145
Athene Global Funding 2.75%, 4/20/2020 (b)	422	417
Athene Holding Ltd. 4.13%, 1/12/2028	230	216
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,848
CNA Financial Corp. 3.95%, 5/15/2024	499	500
4.50%, 3/1/2026	364	371
Guardian Life Global Funding 2.50%, 5/8/2022 (b)	500	485
3.40%, 4/25/2023 (b)	230	229
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	1,135	1,077
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	900	936
4.25%, 6/15/2023 (b)	950	966
Lincoln National Corp. 4.20%, 3/15/2022	864	882
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,000	1,014
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	824	813
MassMutual Global Funding II 2.35%, 4/9/2019 (b)	1,216	1,214
Metropolitan Life Global Funding I 1.55%, 9/13/2019 (b)	710	702
3.88%, 4/11/2022 (b)	426	433
3.00%, 1/10/2023 (b)	1,600	1,572
New York Life Global Funding 2.15%, 6/18/2019 (b)	1,024	1,020
1.95%, 2/11/2020 (b)	323	318
2.35%, 7/14/2026 (b)	953	871
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	462
Protective Life Global Funding 2.62%, 8/22/2022 (b)	400	387
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650	808
Reliance Standard Life Global Funding II 2.50%, 1/15/2020 (b)	650	644

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
3.05%, 1/20/2021 (b)	373	369

		20,384

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.80%, 8/22/2024	1,217	1,180
4.80%, 12/5/2034	150	164
3.88%, 8/22/2037	350	346

		1,690

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	200	188
eBay, Inc. 2.60%, 7/15/2022	1,673	1,623
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (b)	435	414

		2,225

IT Services — 0.1%
DXC Technology Co. 4.25%, 4/15/2024	151	152
International Business Machines Corp. 1.80%, 5/17/2019	252	251
8.38%, 11/1/2019	40	43
2.25%, 2/19/2021	1,150	1,128
Western Union Co. (The) 3.60%, 3/15/2022	100	99

		1,673

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	441	433
3.20%, 8/15/2027	350	330

		763

Machinery — 0.2%
Deere & Co. 4.38%, 10/16/2019	700	713
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,413
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	225
Xylem, Inc. 3.25%, 11/1/2026	111	105

		2,456

Media — 0.9%
21st Century Fox America, Inc. 7.43%, 10/1/2026	600	725
CBS Corp. 3.70%, 8/15/2024	1,019	992
Charter Communications Operating LLC 4.91%, 7/23/2025	260	265
Comcast Corp. 3.90%, 3/1/2038	1,136	1,052
Cox Communications, Inc. 3.50%, 8/15/2027 (b)	615	581

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Discovery Communications LLC 4.38%, 6/15/2021	422	430
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	290
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019 (b)	400	398
NBCUniversal Media LLC 2.88%, 1/15/2023	2,000	1,957
Time Warner Cable LLC 8.75%, 2/14/2019	3,425	3,512
4.13%, 2/15/2021	50	51
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	628
Viacom, Inc. 3.88%, 4/1/2024	1,309	1,285
Warner Media LLC 3.55%, 6/1/2024	600	584

		12,750

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028 (b)	1,000	951
Nucor Corp. 4.00%, 8/1/2023	305	312
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	306	336

		1,599

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	420	453
Nordstrom, Inc. 4.00%, 10/15/2021	175	177
Target Corp. 3.50%, 7/1/2024	868	881

		1,511

Multi-Utilities — 0.5%
CMS Energy Corp. 2.95%, 2/15/2027	170	157
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	701
Consumers Energy Co. 5.65%, 4/15/2020	1,060	1,102
2.85%, 5/15/2022	137	135
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	339
DTE Energy Co. Series F, 3.85%, 12/1/2023	784	790
NiSource, Inc. 2.65%, 11/17/2022	184	178
3.85%, 2/15/2023	300	302
3.95%, 3/30/2048	100	92
San Diego Gas & Electric Co. 5.35%, 5/15/2040	6	7
Sempra Energy 9.80%, 2/15/2019	1,400	1,443
4.05%, 12/1/2023	192	194
Southern Co. Gas Capital Corp. 5.25%, 8/15/2019	550	561

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.50%, 9/15/2021	939	940

		6,941

Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp. 8.70%, 3/15/2019	1,025	1,056
Andeavor Logistics LP 4.25%, 12/1/2027	118	116
Apache Corp. 6.90%, 9/15/2018	400	400
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	122	121
BP Capital Markets plc (United Kingdom) 2.24%, 9/26/2018	1,000	1,000
3.25%, 5/6/2022	712	710
3.22%, 4/14/2024	1,317	1,295
Buckeye Partners LP 4.35%, 10/15/2024	300	296
3.95%, 12/1/2026	355	326
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	1,200	1,178
Chevron Corp. 2.36%, 12/5/2022	1,000	969
3.19%, 6/24/2023	285	285
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	833	845
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	467	457
5.38%, 6/26/2026	773	798
Energy Transfer Partners LP 3.60%, 2/1/2023	267	263
4.90%, 2/1/2024	570	588
4.05%, 3/15/2025	182	178
Enterprise Products Operating LLC 3.35%, 3/15/2023	225	224
3.90%, 2/15/2024	263	266
3.75%, 2/15/2025	150	150
3.70%, 2/15/2026	651	643
3.95%, 2/15/2027	596	596
EOG Resources, Inc. 2.63%, 3/15/2023	240	232
Equinor ASA (Norway) 2.65%, 1/15/2024	1,179	1,136
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,155
Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,321
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	958
MPLX LP 4.13%, 3/1/2027	518	507
Noble Energy, Inc. 3.85%, 1/15/2028	350	334
Occidental Petroleum Corp. 2.70%, 2/15/2023	441	429
ONEOK Partners LP 4.90%, 3/15/2025	1,800	1,897

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos (Mexico) 6.38%, 2/4/2021	466	487
4.88%, 1/18/2024	270	265
6.88%, 8/4/2026	731	757
5.35%, 2/12/2028 (b)	395	367
Phillips 66 4.30%, 4/1/2022	173	178
3.90%, 3/15/2028	320	317
Plains All American Pipeline LP 3.65%, 6/1/2022	705	698
3.85%, 10/15/2023	400	395
Suncor Energy, Inc. (Canada) 3.60%, 12/1/2024	350	348
5.95%, 12/1/2034	1,000	1,167
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	700	721
4.25%, 4/1/2024	506	507
TC PipeLines LP 3.90%, 5/25/2027	141	134
Texas Eastern Transmission LP 2.80%, 10/15/2022 (b)	1,153	1,114
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	801
Total Capital International SA (France) 2.70%, 1/25/2023	200	195
3.75%, 4/10/2024	1,003	1,021
TransCanada PipeLines Ltd. (Canada) 7.13%, 1/15/2019	300	305
2.50%, 8/1/2022	455	439
3.75%, 10/16/2023	2,345	2,361
Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	259

		33,565

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. 2.00%, 8/1/2022	1,210	1,158
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	1,875	1,832
Johnson & Johnson 2.63%, 1/15/2025	413	401
Mylan, Inc. 3.13%, 1/15/2023 (b)	600	572
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	1,153	1,156

		5,119

Real Estate Management & Development — 0.0% (a)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	219	218

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325	323

		541

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC 3.60%, 9/1/2020	125	126
4.10%, 6/1/2021	2,000	2,042
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	600	618
4.50%, 1/15/2022	1,146	1,181
CSX Corp. 3.25%, 6/1/2027	1,068	1,015
ERAC USA Finance LLC 2.80%, 11/1/2018 (b)	120	120
4.50%, 8/16/2021 (b)	315	324
3.85%, 11/15/2024 (b)	650	651
Norfolk Southern Corp. 3.25%, 12/1/2021	829	827
2.90%, 2/15/2023	1,062	1,041
3.85%, 1/15/2024	750	761
Penske Truck Leasing Co. LP 2.50%, 6/15/2019 (b)	263	262
4.20%, 4/1/2027 (b)	1,250	1,236
Ryder System, Inc. 2.45%, 9/3/2019	555	552
Union Pacific Corp. 3.75%, 3/15/2024	1,200	1,213
3.25%, 1/15/2025	850	830

		12,799

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 2.95%, 1/12/2021	600	597
3.13%, 12/5/2023	122	119
Broadcom Corp. 3.63%, 1/15/2024	1,054	1,020
Intel Corp. 3.10%, 7/29/2022	728	728
2.88%, 5/11/2024	987	961
QUALCOMM, Inc. 3.25%, 5/20/2027	313	295
Texas Instruments, Inc. 2.75%, 3/12/2021	790	787

		4,507

Software — 0.5%
Microsoft Corp. 4.20%, 6/1/2019	1,500	1,520
2.38%, 5/1/2023	181	176
2.88%, 2/6/2024	1,508	1,483
3.13%, 11/3/2025	800	787

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
Oracle Corp. 2.50%, 5/15/2022	540	529
2.50%, 10/15/2022	1,285	1,250
2.95%, 11/15/2024	1,000	972
2.65%, 7/15/2026	600	560
6.50%, 4/15/2038	50	64

		7,341

Specialty Retail — 0.3%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	256
Home Depot, Inc. (The) 2.00%, 6/15/2019	531	529
2.70%, 4/1/2023	450	442
3.75%, 2/15/2024	986	1,009
Lowe’s Cos., Inc. 3.13%, 9/15/2024	1,004	987
3.38%, 9/15/2025	238	235
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	300	288
3.60%, 9/1/2027	463	442

		4,188

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. 2.85%, 5/6/2021	1,006	1,004
2.15%, 2/9/2022	818	794
3.00%, 2/9/2024	1,054	1,042
2.75%, 1/13/2025	700	676
3.20%, 5/13/2025	1,154	1,142
3.25%, 2/23/2026	800	787
3.35%, 2/9/2027	226	223
2.90%, 9/12/2027	224	212

		5,880

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024 (b)	1,000	956
Philip Morris International, Inc. 3.38%, 8/11/2025	850	832

		1,788

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.88%, 7/3/2023	400	398
3.63%, 4/1/2027	240	225
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	390	389

		1,012

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	1,400	1,427
3.40%, 3/1/2025	364	361

		1,788

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	379	372
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	600
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b) (d)	318	316
Vodafone Group plc (United Kingdom) 2.95%, 2/19/2023	1,400	1,360

		2,648

Total Corporate Bonds (Cost $405,918)		401,190

U.S. Government Agency Securities — 21.2%
FHLMC 1.75%, 5/30/2019	15,000	14,927
2.38%, 1/13/2022	6,000	5,925
FNMA 1.25%, 8/17/2021	8,333	7,986
2.00%, 1/5/2022	53,500	52,101
1.88%, 4/5/2022	28,578	27,674
2.63%, 9/6/2024	100,416	98,915
2.13%, 4/24/2026	11,335	10,682
1.88%, 9/24/2026	82,000	75,347
Resolution Funding Corp. STRIPS 1.74%, 7/15/2020 (e)	800	760
Tennessee Valley Authority 1.75%, 10/15/2018	735	735

Total U.S. Government Agency Securities (Cost $298,610)		295,052

U.S. Treasury Obligations — 16.3%
U.S. Treasury Inflation Indexed Notes 2.13%, 1/15/2019	10,340	12,161
0.13%, 4/15/2019	75,000	80,021
1.88%, 7/15/2019	16,000	19,114
1.38%, 1/15/2020	3,410	4,004
0.13%, 4/15/2020	26,000	27,612
0.13%, 1/15/2023	28,000	29,769
0.13%, 7/15/2024	30,000	30,840
0.38%, 1/15/2027	23,043	23,240

Total U.S. Treasury Obligations (Cost $227,886)		226,761

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 9.7%
Bear Stearns ALT-A Trust
Series 2004-6, Class 1A, 2.70%, 7/25/2034 (f)	284	283
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	16	16
Series 2004-HYB4, Class WA, 3.84%, 12/25/2034 ‡ (f)	40	40
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	30	30
FHLMC REMIC
Series 2699, Class TC, 4.00%, 11/15/2018	4	4
Series 2752, Class JB, 4.50%, 2/15/2019	10	10
Series 2773, Class OC, 5.00%, 4/15/2019	8	8
Series 2828, Class JE, 4.50%, 7/15/2019	14	14
Series 2843, Class BC, 5.00%, 8/15/2019	1	1
Series 2875, Class HB, 4.00%, 10/15/2019	27	27
Series 2899, Class HB, 4.00%, 12/15/2019	87	87
Series 2910, Class BE, 4.50%, 12/15/2019	5	5
Series 2920, Class KT, 4.50%, 1/15/2020	15	15
Series 2929, Class KG, 4.50%, 2/15/2020	21	21
Series 2981, Class BC, 4.50%, 5/15/2020	7	7
Series 3874, Class DW, 3.50%, 6/15/2021	2,420	2,444
Series 3294, Class DB, 4.50%, 3/15/2022	400	402
Series 3372, Class BD, 4.50%, 10/15/2022	10	10
Series 2595, Class HJ, 5.00%, 3/15/2023	5	5
Series 2626, Class JC, 5.00%, 6/15/2023	783	805
Series 2649, Class WB, 3.50%, 7/15/2023	227	227
Series 1578, Class K, 6.90%, 9/15/2023	15	16
Series 2685, Class DT, 5.00%, 10/15/2023	601	621
Series 2687, Class JH, 5.00%, 10/15/2023	137	142
Series 2701, Class AC, 5.00%, 11/15/2023	919	950
Series 3521, Class B, 4.00%, 4/15/2024	652	663
Series 3544, Class BC, 4.00%, 6/15/2024	66	68
Series 3546, Class NB, 4.00%, 6/15/2024	3,042	3,128
Series 3562, Class JC, 4.00%, 8/15/2024	1,379	1,413
Series 3563, Class BD, 4.00%, 8/15/2024	931	964
Series 3571, Class MY, 4.00%, 9/15/2024	265	271
Series 3575, Class EB, 4.00%, 9/15/2024	976	1,010
Series 3577, Class B, 4.00%, 9/15/2024	1,523	1,538
Series 3578, Class KB, 4.00%, 9/15/2024	243	248
Series 2989, Class TG, 5.00%, 6/15/2025	809	844
Series 2988, Class TY, 5.50%, 6/15/2025	34	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3816, Class HA, 3.50%, 11/15/2025	1,661	1,683
Series 3087, Class KX, 5.50%, 12/15/2025	89	92
Series 3787, Class AY, 3.50%, 1/15/2026	1,165	1,178
Series 3794, Class LB, 3.50%, 1/15/2026	988	997
Series 3102, Class CE, 5.50%, 1/15/2026	1,247	1,291
Series 3123, Class HT, 5.00%, 3/15/2026	119	124
Series 3121, Class JD, 5.50%, 3/15/2026	35	38
Series 3150, Class EQ, 5.00%, 5/15/2026	464	485
Series 3898, Class KH, 3.50%, 6/15/2026	821	828
Series 3885, Class AC, 4.00%, 6/15/2026	1,032	1,048
Series 3911, Class B, 3.50%, 8/15/2026	1,475	1,493
Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,486
Series 4337, Class VJ, 3.50%, 6/15/2027	2,165	2,209
Series 3337, Class MD, 5.50%, 6/15/2027	62	67
Series 2110, Class PG, 6.00%, 1/15/2029	154	166
Series 3755, Class ML, 5.50%, 6/15/2029	37	38
Series 3563, Class LB, 4.00%, 8/15/2029	38	39
Series 3653, Class B, 4.50%, 4/15/2030	210	220
Series 3824, Class EY, 3.50%, 3/15/2031	500	510
Series 2525, Class AM, 4.50%, 4/15/2032	848	876
Series 2441, Class GF, 6.50%, 4/15/2032	30	33
Series 2436, Class MC, 7.00%, 4/15/2032	24	27
Series 2760, Class KT, 4.50%, 9/15/2032	115	115
Series 2505, Class D, 5.50%, 9/15/2032	175	186
Series 2764, Class UE, 5.00%, 10/15/2032	5	5
Series 2544, Class KE, 5.50%, 12/15/2032	86	92
Series 2557, Class HL, 5.30%, 1/15/2033	218	234
Series 2575, Class PE, 5.50%, 2/15/2033	67	72
Series 2586, Class WG, 4.00%, 3/15/2033	287	294
Series 2596, Class QD, 4.00%, 3/15/2033	239	244
Series 2621, Class QH, 5.00%, 5/15/2033	267	286
Series 2649, Class PJ, 3.50%, 6/15/2033	24	24
Series 2624, Class QH, 5.00%, 6/15/2033	346	372
Series 2648, Class BK, 5.00%, 7/15/2033	19	20
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,492
Series 2673, Class PE, 5.50%, 9/15/2033	569	614
Series 2696, Class DG, 5.50%, 10/15/2033	459	498
Series 2725, Class TA, 4.50%, 12/15/2033	284	302
Series 2733, Class ME, 5.00%, 1/15/2034	507	542
Series 2768, Class PK, 5.00%, 3/15/2034	261	276
Series 3659, Class VG, 5.00%, 9/15/2034	530	553
Series 3017, Class MK, 5.00%, 12/15/2034	2	2
Series 2934, Class KG, 5.00%, 2/15/2035	357	382
Series 3077, Class TO, PO, 4/15/2035	25	23
Series 2960, Class JH, 5.50%, 4/15/2035	1,048	1,128

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2993, Class PM, 4.50%, 5/15/2035	2		2
Series 3082, Class PW, 5.50%, 12/15/2035	73		80
Series 3084, Class BH, 5.50%, 12/15/2035	1,648		1,782
Series 3098, Class KG, 5.50%, 1/15/2036	1,528		1,670
Series 3136, Class CO, PO, 4/15/2036	57		52
Series 3145, Class AJ, 5.50%, 4/15/2036	54		59
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,010		1,111
Series 3200, PO, 8/15/2036	101		87
Series 3659, Class BD, 5.00%, 1/15/2037	33		33
Series 3270, Class AT, 5.50%, 1/15/2037	47		51
Series 3272, Class PA, 6.00%, 2/15/2037	11		12
Series 3747, Class HI, IO, 4.50%, 7/15/2037	8		—	(g)
Series 3348, Class HT, 6.00%, 7/15/2037	76		84
Series 3747, Class PA, 4.00%, 4/15/2038	312		315
Series 3740, Class BP, 4.50%, 4/15/2038	313		317
Series 4085, Class FB, 2.46%, 1/15/2039 (f)	396		398
Series 3501, Class A, 4.50%, 1/15/2039	361		366
Series 3508, Class PK, 4.00%, 2/15/2039	7		7
Series 3513, Class A, 4.50%, 2/15/2039	27		28
Series 4219, Class JA, 3.50%, 8/15/2039	2,043		2,063
Series 3797, Class PA, 4.50%, 8/15/2039	91		91
Series 3827, Class BM, 5.50%, 8/15/2039	599		617
Series 3653, Class HJ, 5.00%, 4/15/2040	1,282		1,360
Series 3677, Class KB, 4.50%, 5/15/2040	2,254		2,333
Series 3677, Class PB, 4.50%, 5/15/2040	1,361		1,444
Series 3904, Class EC, 2.00%, 8/15/2040	510		497
Series 3715, Class PC, 4.50%, 8/15/2040	260		272
Series 3955, Class HB, 3.00%, 12/15/2040	346		344
Series 3828, Class PU, 4.50%, 3/15/2041	155		158
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	611		642
Series 3956, Class EB, 3.25%, 11/15/2041	2,500		2,479
Series 3963, Class JB, 4.50%, 11/15/2041	1,650		1,776
Series 4026, Class MQ, 4.00%, 4/15/2042	166		172
Series 4616, Class HP, 3.00%, 9/15/2046	2,722		2,661
Series 3688, Class GT, 7.35%, 11/15/2046 (f)	56		64
FHLMC STRIPS
Series 262, Class 35, 3.50%, 7/15/2042	1,357		1,354
FN 6/1/2033 (h)	891		902
FNMA REMIC
Series 2003-84, Class GE, 4.50%, 9/25/2018	—	(g)	—	(g)
Series 2003-87, Class TJ, 4.50%, 9/25/2018	—	(g)	—	(g)
Series 2009-78, Class J, 5.00%, 9/25/2019	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-103, Class GB, 4.00%, 9/25/2020	1,900	1,908
Series 2010-135, Class HE, 3.00%, 1/25/2021	158	158
Series 2011-75, Class BL, 3.50%, 8/25/2021	2,216	2,229
Series 2007-113, Class DB, 4.50%, 12/25/2022	36	36
Series 2003-5, Class EQ, 5.50%, 2/25/2023	65	68
Series 2003-48, Class TC, 5.00%, 6/25/2023	77	79
Series 2003-55, Class HY, 5.00%, 6/25/2023	67	69
Series 2008-70, Class BY, 4.00%, 8/25/2023	169	170
Series 2006-22, Class CE, 4.50%, 8/25/2023	233	238
Series 2008-65, Class CD, 4.50%, 8/25/2023	46	46
Series 2004-44, Class KT, 6.00%, 6/25/2024	297	309
Series 2004-53, Class NC, 5.50%, 7/25/2024	102	106
Series 2009-71, Class MB, 4.50%, 9/25/2024	69	71
Series 2004-70, Class EB, 5.00%, 10/25/2024	204	211
Series 2010-49, Class KB, 4.00%, 5/25/2025	1,199	1,201
Series 2010-41, Class DC, 4.50%, 5/25/2025	421	429
Series 1997-57, Class PN, 5.00%, 9/18/2027	207	216
Series 2009-39, Class LB, 4.50%, 6/25/2029	150	156
Series 2009-96, Class DB, 4.00%, 11/25/2029	217	226
Series 2010-28, Class DE, 5.00%, 4/25/2030	456	482
Series 2001-63, Class TC, 6.00%, 12/25/2031	89	96
Series 2001-81, Class HE, 6.50%, 1/25/2032	226	250
Series 2002-75, Class GB, 5.50%, 11/25/2032	132	133
Series 2011-39, Class ZA, 6.00%, 11/25/2032	909	998
Series 2002-85, Class PE, 5.50%, 12/25/2032	75	82
Series 2003-21, Class OU, 5.50%, 3/25/2033	50	53
Series 2003-26, Class EB, 3.50%, 4/25/2033	800	782
Series 2003-23, Class CH, 5.00%, 4/25/2033	59	64
Series 2003-134, Class MH, 5.00%, 6/25/2033	21	21
Series 2003-63, Class YB, 5.00%, 7/25/2033	173	184
Series 2003-69, Class N, 5.00%, 7/25/2033	315	338
Series 2003-80, Class QG, 5.00%, 8/25/2033	432	462
Series 2003-85, Class QD, 5.50%, 9/25/2033	212	229
Series 2003-94, Class CE, 5.00%, 10/25/2033	56	58
Series 2005-5, Class CK, 5.00%, 1/25/2035	350	373

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-29, Class WC, 4.75%, 4/25/2035	756	784
Series 2005-48, Class TD, 5.50%, 6/25/2035	294	326
Series 2005-53, Class MJ, 5.50%, 6/25/2035	501	540
Series 2005-62, Class CP, 4.75%, 7/25/2035	51	52
Series 2005-58, Class EP, 5.50%, 7/25/2035	57	60
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	278
Series 2005-68, Class PG, 5.50%, 8/25/2035	227	242
Series 2005-110, Class MB, 5.50%, 9/25/2035	11	11
Series 2005-102, Class PG, 5.00%, 11/25/2035	679	726
Series 2005-110, Class GL, 5.50%, 12/25/2035	764	830
Series 2006-49, Class PA, 6.00%, 6/25/2036	86	95
Series 2009-19, Class PW, 4.50%, 10/25/2036	511	528
Series 2006-114, Class HE, 5.50%, 12/25/2036	539	585
Series 2007-33, Class HE, 5.50%, 4/25/2037	45	49
Series 2007-65, Class KI, IF, IO, 4.56%, 7/25/2037 (f)	11	1
Series 2007-71, Class KP, 5.50%, 7/25/2037	93	98
Series 2007-71, Class GB, 6.00%, 7/25/2037	333	366
Series 2009-86, Class OT, PO, 10/25/2037	62	55
Series 2013-83, Class CA, 3.50%, 10/25/2037	933	939
Series 2010-9, Class MD, 5.00%, 2/25/2038	120	125
Series 2011-22, Class MA, 6.50%, 4/25/2038	248	258
Series 2008-72, Class BX, 5.50%, 8/25/2038	31	33
Series 2008-74, Class B, 5.50%, 9/25/2038	12	13
Series 2009-62, Class HJ, 6.00%, 5/25/2039	518	549
Series 2009-37, Class KI, IF, IO, 3.94%, 6/25/2039 (f)	16	1
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	20	4
Series 2009-92, Class AD, 6.00%, 11/25/2039	1,300	1,389
Series 2009-112, Class ST, IF, IO, 4.19%, 1/25/2040 (f)	147	19
Series 2010-22, Class PE, 5.00%, 3/25/2040	3,421	3,569
Series 2010-35, Class SB, IF, IO, 4.36%, 4/25/2040 (f)	61	7
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,955	2,084
Series 2010-54, Class EA, 4.50%, 6/25/2040	77	80
Series 2010-64, Class DM, 5.00%, 6/25/2040	13	14
Series 2010-71, Class HJ, 5.50%, 7/25/2040	270	294

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-123, Class BP, 4.50%, 11/25/2040	4,813	4,988
Series 2011-5, Class CP, 4.50%, 11/25/2040	346	352
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,004
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	511
Series 2012-137, Class CF, 2.36%, 8/25/2041 (f)	850	850
Series 2012-103, Class DA, 3.50%, 10/25/2041	348	348
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	963
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,446
Series 2009-96, Class CB, 4.00%, 11/25/2049	33	34
FNMA STRIPS
Series 293, Class 1, PO, 12/25/2024	29	27
Series 314, Class 1, PO, 7/25/2031	62	55
GNMA
Series 2002-44, Class JC, 6.00%, 7/20/2032	41	44
Series 2002-79, Class KL, 5.50%, 11/20/2032	386	414
Series 2003-10, Class KJ, 5.50%, 2/20/2033	104	112
Series 2003-29, Class PD, 5.50%, 4/16/2033	379	415
Series 2003-33, Class NE, 5.50%, 4/16/2033	231	249
Series 2003-65, Class AP, 5.50%, 8/20/2033	140	152
Series 2003-77, Class TK, 5.00%, 9/16/2033	537	563
Series 2004-16, Class GC, 5.50%, 2/20/2034	1,472	1,605
Series 2004-54, Class BG, 5.50%, 7/20/2034	32	34
Series 2004-93, Class PD, 5.00%, 11/16/2034	899	969
Series 2004-101, Class BE, 5.00%, 11/20/2034	763	818
Series 2005-11, Class PL, 5.00%, 2/20/2035	353	377
Series 2005-26, Class XY, 5.50%, 3/20/2035	1,340	1,459
Series 2005-33, Class AY, 5.50%, 4/16/2035	345	375
Series 2005-49, Class B, 5.50%, 6/20/2035	117	127
Series 2005-51, Class DC, 5.00%, 7/20/2035	288	308
Series 2005-56, Class BD, 5.00%, 7/20/2035	45	48
Series 2006-7, Class ND, 5.50%, 8/20/2035	40	44
Series 2007-37, Class LB, 5.50%, 6/16/2037	321	348
Series 2008-58, Class PD, 5.50%, 8/16/2037	260	264
Series 2007-79, Class BL, 5.75%, 8/20/2037	242	264
Series 2009-106, Class ST, IF, IO, 3.92%, 2/20/2038 (f)	224	26
Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	489
Series 2008-9, Class PW, 5.25%, 2/20/2038	758	820

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-23, Class YA, 5.25%, 3/20/2038	175	190
Series 2008-35, Class NF, 5.00%, 4/20/2038	178	190
Series 2008-34, Class PG, 5.25%, 4/20/2038	210	226
Series 2008-33, Class PB, 5.50%, 4/20/2038	640	705
Series 2008-38, Class BG, 5.00%, 5/16/2038	997	1,073
Series 2008-43, Class NB, 5.50%, 5/20/2038	281	309
Series 2010-7, Class EA, 5.00%, 6/16/2038	148	152
Series 2008-56, Class PX, 5.50%, 6/20/2038	550	600
Series 2008-58, Class PE, 5.50%, 7/16/2038	1,247	1,388
Series 2008-62, Class SA, IF, IO, 4.07%, 7/20/2038 (f)	5	1
Series 2008-76, Class US, IF, IO, 3.82%, 9/20/2038 (f)	124	13
Series 2011-97, Class WA, 6.11%, 11/20/2038 (f)	1,425	1,575
Series 2009-15, Class NA, 5.00%, 12/20/2038	14	14
Series 2008-95, Class DS, IF, IO, 5.22%, 12/20/2038 (f)	118	16
Series 2009-14, Class AG, 4.50%, 3/20/2039	198	207
Series 2009-72, Class SM, IF, IO, 4.19%, 8/16/2039 (f)	296	36
Series 2009-61, Class AP, 4.00%, 8/20/2039	27	28
Series 2010-130, Class BD, 4.00%, 12/20/2039	364	367
Series 2010-14, Class QP, 6.00%, 12/20/2039	3	3
Series 2010-157, Class OP, PO, 12/20/2040	253	207
Series 2014-H11, Class VA, 2.60%, 6/20/2064 (f)	1,704	1,712
Series 2015-H20, Class FA, 2.57%, 8/20/2065 (f)	2,305	2,313
Series 2015-H26, Class FG, 2.62%, 10/20/2065 (f)	1,724	1,734
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	173	177
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (f)	464	473
Series 2007-A1, Class 5A5, 3.84%, 7/25/2035 (f)	92	96
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (f)	119	122
MASTR Alternative Loan Trust
Series 2004-5, Class 5A1, 4.75%, 6/25/2019	2	2

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Asset Securitization Trust
Series 2003-11, Class 8A1, 5.50%, 12/25/2033	80	82
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.70%, 10/25/2028 (f)	187	185
Series 2004-B, Class A1, 2.56%, 5/25/2029 (f)	256	251
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.66%, 4/25/2034 (f)	52	55
PHH Mortgage Trust
Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	17	17
Prime Mortgage Trust
Series 2004-2, Class A2, 4.75%, 11/25/2019	2	2
RALI Trust
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	2	2
Sequoia Mortgage Trust
Series 2004-11, Class A1, 2.68%, 12/20/2034 (f)	453	447
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 2.78%, 1/19/2034 (f)	192	187
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 3.15%, 12/25/2044 (f)	345	348
Vendee Mortgage Trust
Series 2003-2, Class Z, 5.00%, 5/15/2033	876	930
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 3.45%, 10/25/2033 (f)	194	197
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-P, Class 2A1, 4.62%, 9/25/2034 (f)	520	535

Total Collateralized Mortgage Obligations (Cost $136,186)		134,347

Mortgage-Backed Securities — 8.7%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G13603, 5.50%, 2/1/2024	15	15
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91030, 5.50%, 5/1/2027	95	102
FHLMC Gold Pools, 30 Year, Single Family
Pool # A15232, 5.00%, 10/1/2033	212	227
Pool # A57681, 6.00%, 12/1/2036	2	2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G06493, 4.50%, 5/1/2041	1,204	1,264
FHLMC Gold Pools, Other
Pool # U90690, 3.50%, 6/1/2042	1,358	1,357
FNMA
Pool # AM2292, ARM, 2.43%, 1/1/2023 (f)	2,387	2,386
FNMA, 15 Year, Single Family
Pool # 735208, 6.00%, 10/1/2019	1	1
Pool # 995381, 6.00%, 1/1/2024	6	6
FNMA, 20 Year, Single Family
Pool # MA1138, 3.50%, 8/1/2032	1,065	1,079
FNMA, 30 Year, Single Family
Pool # AL0045, 6.00%, 12/1/2032	409	452
Pool # 735503, 6.00%, 4/1/2035	103	114
Pool # 888460, 6.50%, 10/1/2036	613	699
Pool # 888890, 6.50%, 10/1/2037	16	18
Pool # 949320, 7.00%, 10/1/2037	70	74
Pool # 995149, 6.50%, 10/1/2038	37	42
Pool # 994410, 7.00%, 11/1/2038	310	365
Pool # AD9151, 5.00%, 8/1/2040	768	822
Pool # AE0681, 4.50%, 12/1/2040 (h)	1,437	1,503
Pool # BM3500, 4.00%, 9/1/2047	2,436	2,488
Pool # BM3499, 4.00%, 12/1/2047	2,686	2,743
Pool # BE8354, 4.00%, 3/1/2048	2,385	2,432
FNMA, Other
Pool # AM0081, 1.94%, 7/1/2019	1,847	1,831
Pool # AD0851, 4.37%, 2/1/2020	539	550
Pool # AM3370, 1.74%, 5/1/2020	2,294	2,259
Pool # AM3498, 2.01%, 6/1/2020	4,800	4,720
Pool # AM3165, 3.05%, 10/1/2020	1,854	1,851
Pool # 465973, 3.59%, 10/1/2020	1,609	1,628
Pool # 465721, 4.04%, 10/1/2020	1,000	1,019
Pool # 466430, 3.37%, 11/1/2020	1,430	1,440
Pool # 466899, 3.48%, 12/1/2020	959	969
Pool # 467757, 4.33%, 4/1/2021	1,785	1,837
Pool # 468066, 4.30%, 6/1/2021	3,143	3,237
Pool # 468614, 3.86%, 7/1/2021	1,148	1,172
Pool # 468159, 4.26%, 7/1/2021	971	1,000
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,294
Pool # 468958, 3.77%, 9/1/2021	3,400	3,459
Pool # 469384, 3.11%, 10/1/2021	1,294	1,295
Pool # AM7164, 2.59%, 11/1/2021	987	985
Pool # 469873, 3.03%, 12/1/2021	1,224	1,223
Pool # AM7739, 2.40%, 1/1/2022	1,492	1,462
Pool # AL2044, 3.82%, 5/1/2022	1,905	1,940
Pool # 471513, 2.90%, 6/1/2022	1,057	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-backed Securities — continued
Pool # 471881, 2.67%, 7/1/2022	2,000	1,964
Pool # 471828, 2.65%, 8/1/2022	2,000	1,961
Pool # AM1804, 2.19%, 12/1/2022	886	858
Pool # AM1619, 2.34%, 12/1/2022	2,438	2,367
Pool # AM2285, 2.41%, 1/1/2023	3,595	3,507
Pool # AM2697, 2.53%, 3/1/2023	1,979	1,938
Pool # AL3594, 2.71%, 4/1/2023	2,399	2,354
Pool # AM3301, 2.35%, 5/1/2023	2,278	2,213
Pool # AM3244, 2.52%, 5/1/2023	3,000	2,928
Pool # AM3432, 2.40%, 7/1/2023	3,096	3,008
Pool # AM4628, 3.69%, 11/1/2023	1,150	1,174
Pool # AM4716, 3.38%, 12/1/2023	1,484	1,497
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,150
Pool # AM8846, 2.68%, 5/1/2025	1,983	1,926
Pool # AM8794, 3.02%, 6/1/2025	1,424	1,408
Pool # AN0029, 3.10%, 9/1/2025	2,500	2,489
Pool # AN1413, 2.49%, 5/1/2026	850	810
Pool # AN1497, 2.61%, 6/1/2026	860	824
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,513
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,536
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,601
Pool # AM8529, 3.03%, 4/1/2027	2,400	2,350
Pool # AN7943, 3.10%, 1/1/2028	2,500	2,443
Pool # AN9486, 3.57%, 6/1/2028	3,716	3,759
Pool # AN2069, 2.35%, 8/1/2028	1,440	1,315
Pool # AN2466, 2.57%, 8/1/2028	2,400	2,243
Pool # AM4410, 4.25%, 10/1/2028	1,674	1,765
Pool # AN6158, 2.99%, 7/1/2029	500	478
Pool # AN6099, 3.04%, 7/1/2029	500	480
Pool # AN5998, 3.06%, 7/1/2029	491	476
Pool # MA1125, 4.00%, 7/1/2042	2,358	2,409
Pool # MA1437, 3.50%, 5/1/2043	2,379	2,375
Pool # MA1463, 3.50%, 6/1/2043	2,151	2,146
GNMA II, 30 Year, Single Family
Pool # 4245, 6.00%, 9/20/2038	187	203
Pool # BA7567, 4.50%, 5/20/2048	3,984	4,159

Total Mortgage-Backed Securities (Cost $123,359)		121,039

Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust
Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (f)	1,162	1,142
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	1,400	1,386

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	122	121
Series KJ08, Class A2, 2.36%, 8/25/2022	462	453
Series KJ18, Class A2, 3.07%, 8/25/2022	1,208	1,208
Series KF12, Class A, 2.78%, 9/25/2022 (f)	452	453
Series KSMC, Class A2, 2.62%, 1/25/2023	5,000	4,908
Series KJ11, Class A2, 2.93%, 1/25/2023	1,732	1,719
Series K029, Class A2, 3.32%, 2/25/2023 (f)	2,045	2,067
Series K037, Class A2, 3.49%, 1/25/2024	4,000	4,073
Series K038, Class A2, 3.39%, 3/25/2024	1,000	1,013
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,388
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,218
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,509
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,701
Series K048, Class A2, 3.28%, 6/25/2025 (f)	2,000	2,012
Series K049, Class A2, 3.01%, 7/25/2025	469	464
Series K060, Class A2, 3.30%, 10/25/2026	2,000	1,996
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,337
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,663
Series K069, Class A2, 3.19%, 9/25/2027 (f)	3,500	3,447
Series K070, Class A2, 3.30%, 11/25/2027 (f)	910	903
Series K072, Class A2, 3.44%, 12/25/2027	473	474
Series K073, Class A2, 3.35%, 1/25/2028	2,759	2,742
Series K077, Class A2, 3.85%, 5/25/2028 (f)	1,690	1,746
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,592
Series K079, Class A2, 3.93%, 6/25/2028	3,600	3,742
FNMA ACES
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (f)	1,622	1,606
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,848	1,797
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (f)	3,201	3,141
Series 2014-M1, Class A2, 3.30%, 7/25/2023 (f)	3,382	3,406
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	3,108	3,157
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	3,100	3,156
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (f)	4,756	4,733
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	1,973	1,956
Series 2015-M1, Class A2, 2.53%, 9/25/2024	4,631	4,455

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,500	4,380
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	753
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	1,400	1,365
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,500	1,459
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (f)	1,345	1,316
Series 2017-M13, Class A2, 3.04%, 9/25/2027 (f)	472	454
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (f)	2,415	2,347
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (f)	3,600	3,514
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (f)	1,384	1,323
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.81%, 1/25/2048 (b) (f)	1,500	1,466
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b) (f)	735	729
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class XC, IO, 0.67%, 12/12/2049 ‡ (b) (f)	556	—	(g)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3, 3.67%, 2/15/2047	2,200	2,219
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (b) (f)	694	1
Series 2011-C3, Class A3, 4.05%, 7/15/2049	435	438
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	866	866
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,481
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,047
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	2,750	2,784
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,800	1,810

Total Commercial Mortgage-Backed Securities (Cost $105,822)		104,636

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 5.8%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	503	507
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	214	203
Ally Auto Receivables Trust
Series 2016-1, Class A3, 1.47%, 4/15/2020	114	114
Series 2016-2, Class A3, 1.35%, 5/15/2020	225	224
Series 2017-2, Class A3, 1.78%, 8/16/2021	666	661
Series 2017-3, Class A3, 1.74%, 9/15/2021	569	564
Series 2018-1, Class A3, 2.35%, 6/15/2022	856	849
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,826	1,825
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	47	49
Series 2013-2, Class A, 4.95%, 1/15/2023	688	706
Series 2016-2, Class A, 3.65%, 6/15/2028	116	113
Series 2016-3, Class AA, 3.00%, 10/15/2028	193	183
Series 2017-1, Class AA, 3.65%, 2/15/2029	260	256
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/2020 (b)	48	48
Series 2018-1, Class A, 2.72%, 3/10/2021(b)	577	576
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	600	592
AmeriCredit Automobile Receivables
Series 2015-4, Class A3, 1.70%, 7/8/2020	22	22
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3, 1.60%, 11/9/2020	193	193
Series 2017-1, Class A3, 1.87%, 8/18/2021	117	116
Series 2017-2, Class A3, 1.98%, 12/20/2021	217	215
Series 2017-3, Class A3, 1.90%, 3/18/2022	292	289
Series 2017-4, Class A3, 2.04%, 7/18/2022	217	214
Series 2018-1, Class A3, 3.07%, 12/19/2022	1,194	1,194
Series 2018-2, Class A3, 3.15%, 3/20/2023	1,158	1,159
Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3, 2.29%, 6/10/2021 (b)	207	205
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	440	437
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	394	389
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/2019	210	209
Series 2017-1, Class A3, 1.98%, 5/20/2020	333	331

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	191

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-2, Class A3, 2.07%, 10/20/2020	260	258
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	1,211	1,217
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1, 2.25%, 7/17/2023	463	458
CarFinance Capital Auto Trust
Series 2015-1A, Class A, 1.75%, 6/15/2021 (b)	21	21
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	60	60
Series 2016-1, Class A3, 1.61%, 11/16/2020	182	182
Series 2016-2, Class A3, 1.52%, 2/16/2021	459	456
Series 2016-4, Class A3, 1.40%, 8/15/2021	533	527
Series 2017-1, Class A3, 1.98%, 11/15/2021	1,454	1,442
Series 2017-3, Class A3, 1.97%, 4/15/2022	425	419
Series 2017-4, Class A3, 2.11%, 10/17/2022	182	179
Series 2018-1, Class A3, 2.48%, 11/15/2022	511	506
Series 2018-2, Class A3, 2.98%, 1/17/2023	1,132	1,131
Series 2018-3, Class A3, 3.13%, 6/15/2023	1,948	1,952
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3, 1.77%, 10/15/2020 (b)	220	219
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,120	1,106
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	432	427
Series 2017-B, Class A3, 1.86%, 9/15/2022	375	369
Series 2017-C, Class A3, 2.08%, 2/15/2023	267	263
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2, Class A, 2.55%, 1/16/2024 (b)	138	138
Continental Airlines Pass-Through Trust
Series 2007-1, Class A, 5.98%, 4/19/2022	281	297
CPS Auto Receivables Trust
Series 2017-C, Class B, 2.30%, 7/15/2021 (b)	479	476
CPS Auto Trust
Series 2018-C, Class A, 2.87%, 9/15/2021 (b)	829	829
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A, 2.65%, 6/15/2026 (b)	308	305
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	538	533

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	1,295	1,298
Dell Equipment Finance Trust
Series 2017-1, Class A3, 2.14%, 4/22/2022 (b)	209	208
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	42	43
Series 2010-2, Class A, 4.95%, 5/23/2019	19	19
Series 2012-1, Class A, 4.75%, 5/7/2020	259	264
Discover Card Execution Note Trust
Series 2015-A3, Class A, 1.45%, 3/15/2021	1,500	1,499
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (b)	14	14
Series 2017-3, Class B, 2.30%, 5/17/2021	295	294
Series 2018-3, Class A3, 3.01%, 11/15/2021	885	884
Series 2018-2, Class C, 3.63%, 8/15/2024	1,200	1,203
DT Auto Owner Trust
Series 2017-2A, Class B, 2.44%, 2/15/2021 (b)	457	457
Series 2017-3A, Class B, 2.40%, 5/17/2021 (b)	306	305
Series 2018-1A, Class A, 2.59%, 5/17/2021 (b)	842	841
Series 2018-2A, Class A, 2.84%, 9/15/2021 (b)	1,600	1,600
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.21%, 5/17/2021 (b)	347	346
Series 2018-3A, Class A, 2.90%, 1/18/2022 (b)	1,280	1,279
Fifth Third Auto Trust
Series 2015-1, Class A3, 1.42%, 3/16/2020	48	48
First Investors Auto Owner Trust
Series 2017-2A, Class A2, 2.27%, 7/15/2022 (b)	349	345
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	568	569
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021 (b)	514	510
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	1,693	1,689
Series 2018-3, Class A, 3.07%, 2/15/2023 (b)	871	871
Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	285	282

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust
Series 2017-A, Class A3, 1.88%, 4/15/2020	531	529
Series 2017-B, Class A3, 2.03%, 12/15/2020	229	227
Ford Credit Auto Owner Trust
Series 2015-B, Class A3, 1.16%, 11/15/2019	5	5
Series 2015-C, Class A3, 1.41%, 2/15/2020	78	78
Series 2016-B, Class A3, 1.33%, 10/15/2020	215	214
Series 2017-A, Class A3, 1.67%, 6/15/2021	755	748
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (b)	27	27
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3, 1.62%, 9/20/2019	73	73
Series 2017-1, Class A3, 2.06%, 5/20/2020	507	505
Series 2017-3, Class A3, 2.01%, 11/20/2020	138	137
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,016	1,016
Series 2018-1, Class A4, 2.68%, 12/20/2021	757	752
GM Financial Consumer Automobile
Series 2017-1A, Class A3, 1.78%, 10/18/2021 (b)	391	387
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	216	214
Series 2018-2, Class A3, 2.81%, 12/16/2022	1,140	1,135
GMAT Trust
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (d)	133	134
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3, 1.41%, 6/15/2020	105	105
Hero Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	427	426
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3, 1.22%, 12/18/2019	119	118
Series 2016-3, Class A3, 1.16%, 5/18/2020	214	213
Series 2017-3, Class A3, 1.79%, 9/20/2021	270	266
Series 2018-2, Class A3, 3.01%, 5/18/2022	1,105	1,106
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	1,275	1,274
Hyundai Auto Receivables Trust
Series 2015-C, Class A3, 1.46%, 2/18/2020	80	80
Series 2017-A, Class A3, 1.76%, 8/16/2021	563	557
Series 2017-B, Class A3, 1.77%, 1/18/2022	640	631
Series 2018-A, Class A3, 2.79%, 7/15/2022	843	840
John Deere Owner Trust
Series 2015-B, Class A3, 1.44%, 10/15/2019	26	26

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-B, Class A3, 1.82%, 10/15/2021	226	223
Series 2018-B, Class A3, 3.08%, 11/15/2022	1,492	1,492
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	429	427
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/2021	265	262
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2, 2.54%, 4/18/2022 (b)	416	412
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	379	377
Series 2017-B, Class A3, 2.05%, 9/15/2020	473	469
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3, 1.37%, 5/15/2020	325	324
Series 2016-B, Class A3, 1.32%, 1/15/2021	225	223
Series 2017-C, Class A3, 2.12%, 4/18/2022	296	292
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	1,606	1,609
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (b)	81	80
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	549	550
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (b)	29	29
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	95	95
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3, 1.87%, 12/15/2020	909	908
Series 2018-1, Class A3, 2.32%, 8/16/2021	518	516
Series 2018-3, Class A3, 3.03%, 2/15/2022	527	527
Series 2018-4, Class A3, 3.01%, 3/15/2022	391	391
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	1,198	1,194
Saxon Asset Securities Trust
Series 2003-1, Class AF6, 4.72%, 6/25/2033 (d)	63	64
SoFi Consumer Loan Program LLC
Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	198	198
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX, 1.83%, 5/25/2040 (b)	87	87

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	193

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Spirit Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.38%, 2/15/2030	150	146
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3, 1.25%, 3/16/2020	221	220
Series 2016-B, Class A3, 1.30%, 4/15/2020	161	161
Series 2016-D, Class A3, 1.23%, 10/15/2020	591	587
Series 2017-A, Class A3, 1.73%, 2/16/2021	215	213
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	389	367
Series 2018-1, Class AA, 3.50%, 3/1/2030	820	798
Series 2018-1, Class A, 3.70%, 3/1/2030	774	757
VOLT LIX LLC
Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (b) (d)	211	210
VOLT LVI LLC
Series 2017-NPL3, Class A1, 3.50%, 3/25/2047 (b) (d)	947	946
VOLT LVII LLC
Series 2017-NPL4, Class A1, 3.38%, 4/25/2047 ‡ (b) (d)	397	396
VOLT LXI LLC
Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (b) (d)	238	236
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (b) (d)	746	745
VOLT LXVII LLC
Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (b) (d)	1,303	1,303
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 (b) (d)	1,042	1,042
VOLT XL LLC
Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (b) (d)	235	234
Westlake Automobile Receivables Trust
Series 2017-2A, Class A2A, 1.80%, 7/15/2020 (b)	182	182
Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (b)	857	854
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	746	735
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,665
World Omni Auto Receivables Trust
Series 2015-A, Class A3, 1.34%, 5/15/2020	12	12
Series 2015-B, Class A3, 1.49%, 12/15/2020	487	485

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-B, Class A3, 1.95%, 2/15/2023	327	321
Series 2018-C, Class A3, 3.13%, 11/15/2023	2,085	2,088
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/2020	500	497
Series 2018-A, Class A3, 2.83%, 7/15/2021	890	887

Total Asset-Backed Securities (Cost $81,069)		80,740

Foreign Government Securities — 0.2%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	300	381
Republic of Panama (Panama) 4.00%, 9/22/2024	347	353
United Mexican States (Mexico) 3.63%, 3/15/2022	568	569
4.00%, 10/2/2023	694	696
3.60%, 1/30/2025	1,076	1,045
4.13%, 1/21/2026	332	330

Total Foreign Government Securities (Cost $3,402)		3,374

	Shares (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (i) (j) (k) (Cost $23,054)	23,055	23,054

Total Investments — 100.0% (Cost $1,405,306)		1,390,193
Other Assets Less Liabilities — 0.0% (a)		477

NET ASSETS — 100.0%		1,390,670

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

OTC Inflation-linked swap contracts outstanding as of August 31, 2018 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	1.44% at termination	Receive	Morgan Stanley	9/17/2020	USD	93,000	2,647
CPI-U at termination	1.53% at termination	Receive	Deutsche Bank AG	10/13/2020	USD	18,000	467
CPI-U at termination	1.59% at termination	Receive	Citibank, NA	6/24/2021	USD	15,000	551
CPI-U at termination	1.75% at termination	Receive	Deutsche Bank AG	4/2/2020	USD	32,000	558
CPI-U at termination	1.82% at termination	Receive	Barclays Bank plc	11/8/2021	USD	25,000	624
CPI-U at termination	1.82% at termination	Receive	Deutsche Bank AG	11/8/2021	USD	25,000	624
CPI-U at termination	1.87% at termination	Receive	Citibank, NA	10/24/2021	USD	25,000	572
CPI-U at termination	1.89% at termination	Receive	BNP Paribas	8/31/2022	USD	22,000	549
CPI-U at termination	2.02% at termination	Receive	Barclays Bank plc	1/15/2022	USD	39,000	441
CPI-U at termination	2.06% at termination	Receive	Morgan Stanley	11/13/2022	USD	9,000	138
CPI-U at termination	2.11% at termination	Receive	Citibank, NA	3/6/2020	USD	8,000	35
CPI-U at termination	2.13% at termination	Receive	Union Bank of Switzerland AG	3/2/2020	USD	50,000	218
CPI-U at termination	2.14% at termination	Receive	Barclays Bank plc	3/2/2020	USD	36,000	153
CPI-U at termination	2.14% at termination	Receive	Citibank, NA	3/2/2020	USD	116,000	489
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	3/8/2020	USD	157,000	505
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/16/2027	USD	24,000	494
CPI-U at termination	2.21% at termination	Receive	Citibank, NA	8/20/2021	USD	59,000	80
CPI-U at termination	2.23% at termination	Receive	Union Bank of Switzerland AG	4/13/2022	USD	27,000	52
CPI-U at termination	2.31% at termination	Receive	Barclays Bank plc	3/9/2026	USD	30,000	51
CPI-U at termination	2.31% at termination	Receive	Deutsche Bank AG	3/9/2026	USD	10,000	16
CPI-U at termination	2.34% at termination	Receive	Bank of America NA	2/6/2028	USD	25,000	25
CPI-U at termination	2.34% at termination	Receive	Barclays Bank plc	8/20/2028	USD	4,000	— (g)
CPI-U at termination	2.36% at termination	Receive	Barclays Bank plc	7/15/2024	USD	65,000	155

							9,444

CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD	8,200	(10)
CPI-U at termination	2.32% at termination	Receive	Credit Suisse International	7/15/2020	USD	50,000	(2,181)
CPI-U at termination	2.33% at termination	Receive	Royal Bank of Scotland	8/9/2024	USD	35,000	(50)
CPI-U at termination	2.36% at termination	Receive	Bank of America NA	1/15/2027	USD	21,000	(57)
CPI-U at termination	2.46% at termination	Receive	Citibank, NA	5/21/2024	USD	13,000	(687)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD	10,000	(540)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	3/17/2024	USD	2,000	(108)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley	2/4/2024	USD	15,000	(844)
CPI-U at termination	2.67% at termination	Receive	Morgan Stanley	9/12/2044	USD	2,000	(267)
CPI-U at termination	2.70% at termination	Receive	Barclays Bank plc	9/3/2044	USD	4,000	(573)
CPI-U at termination	2.71% at termination	Receive	Barclays Bank plc	9/2/2044	USD	9,000	(1,303)
CPI-U at termination	2.73% at termination	Receive	Royal Bank of Scotland	2/10/2044	USD	5,000	(768)

							(7,388)

							2,056

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	195

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2018 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	2.34% at termination	Receive	9/4/2026	USD	20,000	(34)
CPI-U at termination	2.34% at termination	Receive	8/29/2028	USD	4,000	(2)

						(36)

(a)	Value of floating rate index at August 31, 2018 was 2.52%.

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of August 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	9,444

Total OTC swap contracts outstanding	—	9,444

Liabilities
OTC Inflation linked swaps outstanding	—	(7,388)

Total OTC swap contracts outstanding	—	(7,388)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
CPI-U	Consumer Price Index for All Urban Customers
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(e)	The rate shown is the effective yield as of August 31, 2018.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	Approximately $3,200,000 of this investment is restricted as collateral for swaps to various brokers.
(k)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — 44.4%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (a)	6		6
Series 2004-33, Class 3A3, 3.49%, 12/25/2034 (b)	398		397
Banc of America Funding Trust
Series 2005-E, Class 5A1, 4.17%, 5/20/2035 (b)	48		48
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	292		285
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 4.20%, 5/25/2034 (b)	371		375
Series 2005-A, Class 3A1, 3.87%, 2/25/2035 (b)	16		16
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC6, Class M1, 3.07%, 11/25/2034 ‡ (b)	354		97
CHL Mortgage Pass-Through Trust
Series 2004-HYB8, Class 1A1, 2.77%, 1/20/2035 (b)	53		50
Series 2005-1, Class 1A2, 2.83%, 3/25/2035 (b) (c)	79		5
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	66		66
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	628		638
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-AR24, Class 2A4, 4.41%, 10/25/2033 (b)	582		581
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.39%, 2/25/2020 (b)	157		158
FHLMC - GNMA
Series 1, Class S, IF, IO, 6.90%, 10/25/2022 (b)	52		3
FHLMC REMIC
Series 2289, Class NA, 9.80%, 5/15/2020 (b)	—	(d)	—	(d)
Series 1071, Class F, 3.01%, 4/15/2021 (b)	1		1
Series 3952, Class MA, 3.00%, 11/15/2021	887		887
Series 1343, Class LA, 8.00%, 8/15/2022	6		6
Series 1370, Class JA, 3.21%, 9/15/2022 (b)	5		5
Series 1379, Class W, 2.88%, 10/15/2022 (b)	4		4
Series 1508, Class KA, 1.53%, 5/15/2023 (b)	1		1
Series 1689, Class M, PO, 3/15/2024	81		75
Series 2033, Class PR, PO, 3/15/2024	42		39
Series 1771, Class PK, 8.00%, 2/15/2025	46		50
Series 1981, Class Z, 6.00%, 5/15/2027	13		14
Series 1974, Class ZA, 7.00%, 7/15/2027	75		82
Series 2338, Class FN, 2.56%, 8/15/2028 (b)	25		25
Series 3737, Class DG, 5.00%, 10/15/2030	892		935
Series 2261, Class ZY, 7.50%, 10/15/2030	1		1
Series 2477, Class FZ, 2.61%, 6/15/2031 (b)	9		9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2416, Class SA, IF, 11.62%, 2/15/2032 (b)	50	61
Series 2416, Class SH, IF, 11.88%, 2/17/2032 (b)	38	44
Series 4120, Class KI, IO, 3.00%, 10/15/2032	3,177	284
Series 4150, Class GE, 2.00%, 1/15/2033	11,566	11,096
Series 4206, Class DA, 2.00%, 5/15/2033	3,983	3,800
Series 3300, Class FA, 2.36%, 8/15/2035 (b)	322	321
Series 3085, Class VS, HB, IF, 20.47%, 12/15/2035 (b)	274	400
Series 4350, Class AF, 2.43%, 12/15/2037 (b)	8,539	8,438
Series 4350, Class FK, 2.43%, 6/15/2038 (b)	7,472	7,425
Series 4515, Class FA, 2.45%, 8/15/2038 (b)	5,292	5,282
Series 3841, Class JF, 2.46%, 10/15/2038 (b)	196	197
Series 4350, Class KF, 2.43%, 1/15/2039 (b)	993	977
Series 4111, Class FA, 2.41%, 8/15/2039 (b)	3,559	3,566
Series 3832, Class PL, 5.00%, 8/15/2039	845	862
Series 4448, Class TF, 2.41%, 5/15/2040 (b)	8,638	8,569
Series 4480, Class FM, 2.43%, 6/15/2040 (b)	7,199	7,189
Series 3860, Class FP, 2.46%, 6/15/2040 (b)	3,156	3,167
Series 4457, Class KF, 2.43%, 10/15/2040 (b)	16,940	16,938
Series 4363, Class FA, 2.45%, 9/15/2041 (b)	7,647	7,570
Series 4413, Class WF, 2.43%, 10/15/2041 (b)	6,031	5,979
Series 4559, Class AF, 2.59%, 3/15/2042 (b)	4,254	4,248
Series 4074, Class FE, 2.46%, 7/15/2042 (b)	5,538	5,538
Series 4150, Class F, 2.43%, 1/15/2043 (b)	10,576	10,519
Series 4161, Class YF, 2.43%, 2/15/2043 (b)	7,867	7,803
Series 4281, Class FB, 2.61%, 12/15/2043 (b)	8,329	8,279
Series 4606, Class FL, 2.56%, 12/15/2044 (b)	10,614	10,698
Series 4594, Class GN, 2.50%, 2/15/2045	4,375	4,252
FHLMC STRIPS
Series 328, Class S4, IF, IO, 1.50%, 2/15/2038 (b)	12,660	785
FHLMC Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1, 5.46%, 7/25/2023 ‡ (b)	275	275
FHLMC Structured Pass-Through Securities Certificates
Series T-51, Class 1APO, PO, 9/25/2042	58	49
Series T-54, Class 4A, 3.75%, 2/25/2043 (b)	2,212	2,195
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	84	80
First Horizon Mortgage Pass-Through Trust
Series 2004-AR6, Class 2A1, 3.79%, 12/25/2034 (b)	415	425
FNMA Grantor Trust
Series 2002-T6, Class A4, 4.24%, 3/25/2041 (b)	927	947
Series 2001-T8, Class A1, 7.50%, 7/25/2041	313	352

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA REMIC
Series 1989-77, Class J, 8.75%, 11/25/2019	—	(d)	—	(d)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(d)	—	(d)
Series 1990-64, Class Z, 10.00%, 6/25/2020	7		7
Series 1990-145, Class A, 2.82%, 12/25/2020 (b)	4		4
Series 1991-142, Class PL, 8.00%, 10/25/2021	26		27
Series 1991-156, Class F, 3.36%, 11/25/2021 (b)	21		21
Series 1992-91, Class SQ, HB, IF, 7,445.25%, 5/25/2022 (b)	—	(d)	2
Series 1992-112, Class GB, 7.00%, 7/25/2022	40		42
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (b)	2		—	(d)
Series 1992-200, Class FK, 2.23%, 11/25/2022 (b)	19		19
Series 1993-27, Class S, IF, 6.65%, 2/25/2023 (b)	21		22
Series 1993-146, Class E, PO, 5/25/2023	44		41
Series 1993-110, Class H, 6.50%, 5/25/2023	46		48
Series 1993-119, Class H, 6.50%, 7/25/2023	5		5
Series 1993-165, Class FH, 3.21%, 9/25/2023 (b)	21		21
Series 1993-179, Class FM, 2.18%, 10/25/2023 (b)	103		105
Series G94-9, Class PJ, 6.50%, 8/17/2024	299		318
Series 2012-114, Class VE, 3.50%, 10/25/2025	3,266		3,263
Series 2013-26, Class AV, 3.50%, 4/25/2026	3,635		3,624
Series 1997-74, Class E, 7.50%, 10/20/2027	23		26
Series 2001-9, Class F, 2.31%, 2/17/2031 (b)	136		137
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	55		12
Series 2013-15, Class DC, 2.00%, 3/25/2033	3,733		3,548
Series 2003-21, Class FK, 2.46%, 3/25/2033 (b)	18		18
Series 2013-43, Class YH, 2.50%, 5/25/2033	2,333		2,269
Series 2004-17, Class BF, 2.41%, 1/25/2034 (b)	503		504
Series 2006-3, Class SB, IF, IO, 4.64%, 7/25/2035 (b)	716		65
Series 2006-16, Class HZ, 5.50%, 3/25/2036	505		538
Series 2006-124, Class FC, 2.41%, 1/25/2037 (b)	1,787		1,779
Series 2012-38, Class PA, 2.00%, 9/25/2041	2,638		2,516
Series 2013-54, Class HF, 2.26%, 10/25/2041 (b)	7,289		7,293
Series 2012-93, Class ME, 2.50%, 1/25/2042	4,317		4,192
Series 2013-23, Class KJ, 2.25%, 5/25/2042	4,162		3,970

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2012-119, Class FB, 2.41%, 11/25/2042 (b)	9,688		9,702
Series 2013-6, Class FL, 2.46%, 2/25/2043 (b)	1,910		1,917
Series 2014-49, Class AF, 2.40%, 8/25/2044 (b)	417		416
Series 2015-42, Class BF, 2.40%, 6/25/2045 (b)	10,677		10,666
Series 2016-25, Class LA, 3.00%, 7/25/2045	17,009		16,825
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,125		6,045
Series 2015-91, Class AF, 2.45%, 12/25/2045 (b)	9,329		9,266
Series 2016-58, Class SA, IO, 1.30%, 8/25/2046 (b)	53,550		1,921
Series 2017-108, Class PA, 3.00%, 6/25/2047	4,800		4,742
Series 2017-104, Class LA, 3.00%, 11/25/2047	4,517		4,443
Series 2014-66, Class WF, 2.43%, 10/25/2054 (b)	4,734		4,716
FNMA REMIC Trust
Series 2003-W4, Class 5A, 4.07%, 10/25/2042 (b)	938		942
Series 2003-W15, Class 3A, 4.26%, 12/25/2042 (b)	1,137		1,201
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (b)	218		236
Series 2009-W1, Class A, 6.00%, 12/25/2049	524		578
FNMA STRIPS
Series 343, Class 23, IO, 4.00%, 10/25/2018	—	(d)	—
Series 343, Class 27, IO, 4.50%, 1/25/2019	—	(d)	—	(d)
FNMA Trust
Series 2004-W2, Class 4A, 3.83%, 2/25/2044 (b)	364		372
FNMA, Connecticut Avenue Securities
Series 2013-C01, Class M1, 4.06%, 10/25/2023 (b)	178		179
Series 2014-C01, Class M1, 3.66%, 1/25/2024 ‡ (b)	520		524
Series 2014-C02, Class 1M1, 3.01%, 5/25/2024 ‡ (b)	1,241		1,243
Series 2017-C01, Class 1M1, 3.36%, 7/25/2029 (b)	2,503		2,521
GNMA
Series 2002-31, Class FC, 2.31%, 9/26/2021 (b)	95		95
Series 2000-35, Class F, 2.61%, 12/16/2025 (b)	7		7
Series 2010-166, Class GP, 3.00%, 4/20/2039	2,780		2,760
Series 2012-61, Class FM, 2.46%, 5/16/2042 (b)	5,642		5,681
Series 2012-H21, Class FA, 2.60%, 7/20/2062 (b)	2,911		2,922
Series 2013-H16, Class FA, 2.64%, 7/20/2063 (b)	14,510		14,564

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-H07, Class FC, 2.70%, 5/20/2064 (b)	15,204	15,344
Series 2014-H11, Class JA, 2.60%, 6/20/2064 (b)	4,789	4,812
Series 2014-H17, Class FM, 2.48%, 8/20/2064 (b)	12,912	12,964
Series 2015-H03, Class FD, 2.74%, 1/20/2065 (b)	7,180	7,238
Series 2015-H04, Class FL, 2.57%, 2/20/2065 (b)	13,896	13,938
Series 2015-H12, Class FJ, 2.53%, 5/20/2065 (b)	16,489	16,509
Series 2015-H14, Class FB, 2.53%, 5/20/2065 (b)	19,398	19,422
Series 2015-H12, Class FA, 2.58%, 5/20/2065 (b)	7,790	7,821
Series 2015-H19, Class FN, 2.54%, 7/20/2065 (b)	13,583	13,618
Series 2015-H23, Class TA, 2.57%, 9/20/2065 (b)	16,723	16,788
GSAA Trust
Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	702	723
GSR Mortgage Loan Trust
Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	276	280
Impac CMB Trust
Series 2004-3, Class 3A, 2.70%, 3/25/2034 (b)	11	11
Series 2004-6, Class 1A2, 2.84%, 10/25/2034 (b)	188	185
Series 2005-5, Class A1, 2.70%, 8/25/2035 (b)	957	938
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.75%, 3/25/2037 (b)	552	535
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.65%, 10/25/2033 (b)	79	79
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (b)	213	219
Series 2004-13, Class 3A7B, 4.43%, 11/21/2034 (b)	715	732
MASTR Seasoned Securitization Trust
Series 2003-1, Class 3A2, 2.46%, 2/25/2033 (b)	96	92
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 3.06%, 9/15/2030 ‡ (b)	66	64
Series 2002-TBC1, Class B2, 3.46%, 9/15/2030 ‡ (b)	33	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-TBC1, Class B1, 2.94%, 11/15/2031 ‡ (b)	256	251
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 2.72%, 9/25/2029 (b)	343	342
Series 2004-1, Class 2A3, 3.99%, 12/25/2034 (b)	255	255
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (b) (e)	2,166	2,117
Series 2018-1A, Class A, 3.75%, 3/25/2057 (b) (e)	5,582	5,592
ML Trust XLVII
Series 47, Class Z, 8.99%, 10/20/2020 ‡	2	2
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.62%, 3/25/2033 (b)	205	191
Series 2003-HYB1, Class B1, 3.62%, 3/25/2033 ‡ (b)	128	84
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.66%, 4/25/2034 (b)	1,734	1,823
Series 2004-5AR, Class 3A3, 3.95%, 7/25/2034 (b)	220	204
Series 2004-5AR, Class 3A5, 3.95%, 7/25/2034 (b)	1,238	1,237
Series 2004-11AR, Class 1A2A, 2.37%, 1/25/2035 (b)	523	515
MRFC Mortgage Pass-Through Trust
Series 2002-TBC2, Class B1, 2.91%, 8/15/2032 ‡ (b)	141	129
NAAC Reperforming Loan REMIC Trust Certificates
Series 2004-R3, Class AF, 2.51%, 2/25/2035 (b) (e)	1,035	926
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033 (a)	323	328
Series 2004-AR1, Class 5A1, 2.82%, 8/25/2034 (b)	11	11
Prime Mortgage Trust
Series 2005-2, Class 2A1, 6.42%, 10/25/2032 (b)	469	481
RAIT Trust
Series 2017-FL7, Class A, 3.01%, 6/15/2037 (b)	582	582
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.21%, 6/25/2035 (b)	1,748	1,672
Series 2006-SA4, Class 2A1, 4.89%, 11/25/2036 (b)	535	509
Sequoia Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 11, Class A, 2.98%, 12/20/2032 (b)	36	35
Series 2003-3, Class A2, 3.20%, 7/20/2033 (b)	143	138
Series 2004-11, Class A2, 3.14%, 12/20/2034 (b)	1,046	1,013
Structured Asset Mortgage Investments II Trust
Series 2004-AR1, Class 1A1, 2.78%, 3/19/2034 (b)	89	88
Structured Asset Mortgage Investments Trust
Series 2002-AR2, Class A3, 2.83%, 7/19/2032 (b)	597	497
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 4.32%, 7/25/2033 (b)	1,257	1,255
Series 2003-40A, Class 4A, 4.38%, 1/25/2034 (b)	596	587
Thornburg Mortgage Securities Trust
Series 2004-4, Class 5A, 3.21%, 12/25/2044 (b)	2,764	2,724
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (b)	911	929
Series 2004-AR11, Class A, 3.86%, 10/25/2034 (b)	490	492
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	41	41
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	54	55
Series 2003-K, Class 1A2, 3.68%, 11/25/2033 (b)	229	234
Series 2005-AR16, Class 3A2, 4.03%, 3/25/2035 (b)	278	282

Total Collateralized Mortgage Obligations (Cost $453,273)		450,354

Asset-Backed Securities — 24.1%
Accredited Mortgage Loan Trust
Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (a)	1,023	1,048
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-7, Class M1, 3.34%, 8/25/2033 ‡ (b)	209	208
Amortizing Residential Collateral Trust
Series 2002-BC6, Class M1, 3.19%, 8/25/2032 ‡ (b)	335	330
Series 2002-BC9, Class M1, 3.71%, 12/25/2032 ‡ (b)	1,975	1,950

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1A, 2.71%, 1/25/2028 ‡ (b)	203	202
Series 1998-3, Class M1A, 2.69%, 9/25/2028 ‡ (b)	333	338
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M2, 4.23%, 12/15/2033 ‡ (b)	250	251
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (e)	690	681
Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	1,585	1,580
Bank of The West Auto Trust
Series 2017-1, Class A3, 2.11%, 1/15/2023 (e)	1,700	1,672
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE1, Class M2, 3.31%, 1/25/2035 ‡ (b)	1,474	1,482
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 2.96%, 12/25/2033 ‡ (b)	570	571
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (e)	4,747	4,786
Cabela’s Credit Card Master Note Trust
Series 2016-1, Class A1, 1.78%, 6/15/2022	4,034	4,004
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	403	402
Series 2015-4, Class A3, 1.56%, 11/16/2020	2,034	2,026
Centex Home Equity Loan Trust
Series 2002-A, Class MV1, 2.91%, 1/25/2032 ‡ (b)	207	201
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	746	745
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023 (e)	629	625
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (e)	2,084	2,073
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (e)	2,013	1,983
Countrywide Asset-Backed Certificates
Series 2002-1, Class A, 2.62%, 8/25/2032 ‡ (b)	73	69
Series 2003-BC2, Class 2A1, 2.66%, 6/25/2033 ‡ (b)	113	108
Series 2003-BC5, Class M1, 3.11%, 9/25/2033 ‡ (b)	435	429
Series 2004-2, Class M4, 3.56%, 3/25/2034 ‡ (b)	105	105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (a)	70	70
Countrywide Home Equity Loan Trust
Series 2004-A, Class A, 2.28%, 4/15/2030 ‡ (b)	67	67
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020 (e)	1,069	1,070
Series 2017-B, Class B, 2.33%, 5/17/2021 (e)	4,671	4,647
Series 2017-D, Class B, 2.43%, 1/18/2022 (e)	2,517	2,493
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class B, 3.02%, 4/15/2026 (e)	5,489	5,393
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 2.28%, 11/15/2035 ‡ (b)	195	187
Series 2005-M, Class A1, 2.30%, 2/15/2036 ‡ (b)	907	865
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031 (e)	2,397	2,403
Discover Card Execution Note Trust
Series 2014-A1, Class A1, 2.49%, 7/15/2021 (b)	10,280	10,295
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (e)	105	105
Series 2017-1, Class C, 2.84%, 4/15/2022	2,099	2,096
Series 2018-3, Class B, 3.37%, 9/15/2022	3,206	3,202
DT Auto Owner Trust
Series 2017-4A, Class B, 2.44%, 1/15/2021 (e)	1,990	1,982
Series 2017-3A, Class B, 2.40%, 5/17/2021 (e)	1,838	1,832
ENGS Commercial Finance Trust
Series 2018-1A, Class A2, 3.39%, 2/22/2023 (e)	1,223	1,219
Exeter Automobile Receivables Trust
Series 2018-2A, Class B, 3.27%, 5/16/2022 (e)	2,045	2,042
Series 2017-3A, Class B, 2.81%, 9/15/2022 (e)	5,000	4,949
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 3.11%, 4/25/2032 ‡ (b)	98	89
Series 2002-FF4, Class M1, 3.64%, 2/25/2033 ‡ (b)	578	445
Series 2003-FFH1, Class M2, 4.69%, 9/25/2033 ‡ (b)	267	249
Series 2004-FF8, Class M4, 3.67%, 10/25/2034 ‡ (b)	409	275
First Investors Auto Owner Trust
Series 2016-2A, Class A2, 1.87%, 11/15/2021 (e)	2,580	2,564
First NLC Trust
Series 2005-2, Class M1, 2.54%, 9/25/2035 ‡ (b)	401	402

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Flagship Credit Auto Trust
Series 2017-2, Class B, 2.57%, 4/15/2023 (e)	2,260	2,238
Ford Credit Auto Lease Trust
Series 2017-B, Class A4, 2.17%, 2/15/2021	1,870	1,849
Ford Credit Auto Owner Trust
Series 2015-B, Class A3, 1.16%, 11/15/2019	18	18
Series 2016-B, Class A3, 1.33%, 10/15/2020	807	803
Fremont Home Loan Trust
Series 2005-C, Class M2, 2.80%, 7/25/2035 ‡ (b)	3,580	3,569
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022 (e)	5,608	5,591
Series 2018-2A, Class B, 3.71%, 3/15/2023 (e)	2,105	2,105
GM Financial Automobile Leasing Trust
Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,655
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (e)	5,312	5,388
Goodgreen Trust
Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	3,327	3,256
GreenPoint Mortgage Funding Trust
Series 2005-HE3, Class A, 2.24%, 9/15/2030 ‡ (b)	52	46
Hero Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (e)	2,932	2,930
Hertz Fleet Lease Funding LP
Series 2018-1, Class A2, 3.23%, 5/10/2032 (e)	1,603	1,606
Hertz Vehicle Financing II LP
Series 2017-2A, Class A, 3.29%, 10/25/2023 (e)	2,601	2,544
Hertz Vehicle Financing LLC
Series 2018-2A, Class A, 3.65%, 6/27/2022 (e)	4,132	4,136
Home Loan Trust
Series 2001-HI4, Class A7, 7.24%, 10/25/2026 ‡ (a)	4	4
Irwin Home Equity Loan Trust
Series 2004-1, Class 1A1, 2.38%, 12/25/2024 ‡ (b)	34	34
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (e)	3,600	3,637
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	6	1
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024 (e)	2,174	2,165
Series 2017-2A, Class A, 2.80%, 5/20/2026 (e)	1,735	1,712
Long Beach Mortgage Loan Trust
Series 2004-1, Class M3, 3.11%, 2/25/2034 ‡ (b)	138	137

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Marlette Funding Trust
Series 2017-2A, Class A, 2.39%, 7/15/2024 (e)	1,328	1,326
Series 2018-2A, Class A, 3.06%, 7/17/2028 (e)	1,761	1,761
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC4, Class M5, 3.04%, 4/25/2035 ‡ (b)	6,470	6,551
Nationstar HECM Loan Trust
Series 2017-1A, Class A, 1.97%, 5/25/2027 (e)	433	432
Series 2017-2A, Class A1, 2.04%, 9/25/2027 (b) (e)	1,034	1,031
New Century Home Equity Loan Trust
Series 2003-5, Class AII, 2.86%, 11/25/2033 ‡ (b)	235	210
Nissan Auto Lease Trust
Series 2017-B, Class A4, 2.17%, 12/15/2021	1,612	1,593
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1, 3.30%, 8/15/2049 (e)	2,671	2,672
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A, 3.50%, 4/18/2022 (e)	2,076	2,075
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class B, 2.55%, 11/14/2023 (e)	5,152	5,090
Series 2018-1A, Class A, 3.43%, 12/16/2024 (e)	3,277	3,283
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (e)	161	161
Series 2015-1A, Class A, 3.19%, 3/18/2026 (e)	1,219	1,221
Oportun Funding VI LLC
Series 2017-A, Class A, 3.23%, 6/8/2023 (e)	2,750	2,707
Oportun Funding VII LLC
Series 2017-B, Class A, 3.22%, 10/10/2023 (e)	2,130	2,101
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (e)	3,237	3,196
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (e)	5,463	5,412
Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (e)	997	967
Series 2018-SFR1, Class A, 3.26%, 3/17/2035 (e)	2,795	2,754
Series 2018-SFR2, Class A, 3.71%, 8/17/2035 (e)	5,525	5,542
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	1,140	1,137
RASC Trust
Series 2003-KS4, Class MI2, 5.51%, 6/25/2033 ‡ (a)	523	446

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025 (e)	1,249	1,249
Series 2016-3, Class A, 3.05%, 12/26/2025 (e)	778	775
Series 2017-1, Class A, 3.28%, 1/26/2026 (e)	772	772
Series 2017-3, Class A, 2.77%, 5/25/2026 (e)	860	854
Series 2017-4, Class A, 2.50%, 5/26/2026 (e)	1,130	1,119
Series 2017-5, Class A2, 2.78%, 9/25/2026 (e)	3,445	3,392
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2, 3.67%, 8/25/2027 (e)	5,250	5,261
SoFi Professional Loan Program LLC
Series 2013-A, Class A, 3.75%, 12/25/2029 (e)	738	739
Series 2014-B, Class A1, 3.31%, 8/25/2032 (b) (e)	206	208
Series 2015-A, Class A1, 3.26%, 3/25/2033 (b) (e)	494	498
Series 2016-B, Class A1, 3.26%, 6/25/2033 (b) (e)	1,125	1,135
Series 2015-B, Class A1, 3.11%, 4/25/2035 (b) (e)	938	951
Series 2015-C, Class A1, 3.11%, 8/27/2035 (b) (e)	705	710
Series 2017-E, Class A1, 2.56%, 11/26/2040 (b) (e)	1,907	1,913
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/2029 (e)	766	763
Structured Asset Investment Loan Trust
Series 2003-BC2, Class A3, 2.76%, 4/25/2033 ‡ (b)	76	74
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	2,997
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/2019 (e)	5,826	5,808
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.00%, 6/25/2058 (b) (e)	7,500	7,309
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (e)	4,426	4,293
U.S. Residential Opportunity Fund II Trust
Series 2017-1II, Class A, 3.35%, 11/27/2037 ‡ (a) (e)	1,051	1,041
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A, 3.35%, 11/27/2037 ‡ (a) (e)	1,546	1,533
Series 2017-1IV, Class A, 3.35%, 11/27/2037 ‡ (a) (e)	1,414	1,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	203

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Verizon Owner Trust
Series 2017-3A, Class A1B, 2.35%, 4/20/2022 (b) (e)	3,500	3,500
VOLT LIX LLC
Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (a) (e)	1,013	1,008
VOLT LVII LLC
Series 2017-NPL4, Class A1, 3.38%, 4/25/2047 ‡ (a) (e)	808	806
VOLT LX LLC
Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (e)	691	687
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (e)	5,297	5,253
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (a) (e)	2,355	2,353
VOLT LXVI
Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (a) (e)	3,736	3,738
VOLT LXVII LLC
Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (a) (e)	3,258	3,258
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 (a) (e)	2,907	2,907
VOLT XL LLC
Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (e)	572	571
Westgate Resorts LLC
Series 2016-1A, Class A, 3.50%, 12/20/2028 (e)	2,310	2,302

Total Asset-Backed Securities (Cost $246,396)		245,079

Corporate Bonds — 14.3%
Automobiles — 0.3%
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.52%), 2.85%, 9/13/2019 (e) (f)	3,000	3,007

Banks — 3.7%
Bank of America Corp.
Series L, 2.60%, 1/15/2019	289	289
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (f)	1,724	1,678
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,134

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
BB&T Corp.
(ICE LIBOR USD 3 Month + 0.66%), 3.00%, 2/1/2019 (f)	3,000	3,006
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 3.12%, 1/10/2020 (f)	3,000	3,022
(ICE LIBOR USD 3 Month + 1.07%), 3.39%, 12/8/2021 (f)	4,000	4,068
Discover Bank 2.60%, 11/13/2018	964	964
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.06%), 3.39%, 9/13/2021 (f)	3,000	3,048
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.47%, 9/13/2021 (f)	3,000	3,050
(ICE LIBOR USD 3 Month + 0.94%), 3.25%, 2/28/2022 (f)	4,000	4,036
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.45%), 2.78%, 1/10/2019 (f)	3,000	3,005
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.97%), 3.30%, 1/11/2022 (f)	3,000	3,039
SunTrust Banks, Inc. 2.35%, 11/1/2018	967	967
US Bank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.66%, 1/24/2020 (f)	4,000	4,009

		37,315

Capital Markets — 0.8%
Carlyle Promissory Note 4.34%, 7/15/2019 ‡	115	114
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.10%), 3.41%, 11/15/2018 (f)	3,000	3,006
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (f)	1,000	973
Morgan Stanley 2.50%, 1/24/2019	1,482	1,482
2.50%, 4/21/2021	2,925	2,865

		8,440

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,510

Consumer Finance — 3.3%
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.55%), 2.88%, 3/18/2019 (f)	3,000	3,008

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.61%), 2.94%, 9/9/2021 (f)	3,000	3,030
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.45%), 2.79%, 10/30/2020 (f)	5,000	4,990
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.51%), 2.84%, 1/10/2020 (f)	3,000	3,017
Ford Motor Credit Co. LLC
Series 1, (ICE LIBOR USD 3 Month + 0.83%), 3.16%, 3/12/2019 (f)	4,000	4,005
(ICE LIBOR USD 3 Month + 1.00%), 3.34%, 1/9/2020 (f)	3,000	3,006
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.55%), 3.89%, 1/14/2022 (f)	4,000	4,094
HSBC USA, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 3.22%, 9/24/2018 (f)	4,000	4,002
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.69%), 3.02%, 1/11/2022 (f)	4,000	4,047

		33,199

Diversified Financial Services — 0.9%
Federation des Caisses Desjardins du Quebec (Canada)
(ICE LIBOR USD 3 Month + 0.33%), 2.67%, 10/30/2020 (e) (f)	5,000	5,004
Shell International Finance BV (Netherlands)
(ICE LIBOR USD 3 Month + 0.45%), 2.79%, 5/11/2020 (f)	4,000	4,028

		9,032

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,297

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 2.35%, 11/22/2019	867	861

Health Care Providers & Services — 0.3%
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.05%, 3/9/2021 (f)	3,500	3,530

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 2.95%, 1/15/2020	870	867

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 1.0%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	866
Jackson National Life Global Funding
1.88%, 10/15/2018 (e)	1,982	1,981
Metropolitan Life Global Funding I
(SOFRRATE + 0.57%), 2.50%, 9/7/2020 (e) (f)	6,000	6,000
New York Life Global Funding 2.00%, 4/13/2021 (e)	1,234	1,200

		10,047

IT Services — 0.4%
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,671

Media — 0.5%
Discovery Communications LLC 2.20%, 9/20/2019	984	976
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.31%), 2.62%, 5/30/2019 (f)	4,000	4,009

		4,985

Oil, Gas & Consumable Fuels — 1.3%
BP Capital Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.63%), 2.97%, 9/26/2018 (f)	3,000	3,002
Buckeye Partners LP 4.88%, 2/1/2021	1,810	1,844
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,845
Equinor ASA (Norway)
(ICE LIBOR USD 3 Month + 0.46%), 2.80%, 11/8/2018 (f)	3,000	3,002
Plains All American Pipeline LP 2.60%, 12/15/2019	1,628	1,615
Spectra Energy Partners LP 2.95%, 9/25/2018	684	684

		12,992

Road & Rail — 0.2%
Ryder System, Inc. 2.50%, 5/11/2020	2,210	2,183

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp. 2.38%, 1/15/2020	2,064	2,042
Texas Instruments, Inc. 1.75%, 5/1/2020	2,753	2,708

		4,750

Software — 0.3%
Oracle Corp.
(ICE LIBOR USD 3 Month + 0.58%), 2.92%, 1/15/2019 (f)	3,000	3,007

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	205

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.33%, 1/16/2024 (f)	3,600	3,606

Total Corporate Bonds (Cost $145,103)		145,299

Commercial Mortgage-Backed Securities — 4.9%
20 Times Square Trust
Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (e)	3,291	3,234
A10 Term Asset Financing LLC
Series 2017-1A, Class A2, 2.65%, 3/15/2036 (e)	1,917	1,890
AREIT Trust
Series 2018-CRE1, Class A, 2.91%, 2/14/2035 (b) (e)	3,560	3,558
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A, 3.11%, 9/15/2026 (b) (e)	2,900	2,899
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 2.69%, 1/25/2035 (b) (e)	251	248
Series 2005-2A, Class A2, 2.41%, 8/25/2035 (b) (e)	888	846
Series 2005-2A, Class M1, 2.49%, 8/25/2035 ‡ (b) (e)	177	169
Series 2007-3, Class A2, 2.35%, 7/25/2037 (b) (e)	869	813
BBCMS Trust
Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (e)	2,284	2,206
BHMS ATLS
Series 2018-ATLS, Class A, 3.31%, 7/15/2035 (b) (e)	6,000	6,000
BXMT Ltd.
Series 2017-FL1, Class A, 2.93%, 6/15/2035 (b) (e)	3,291	3,291
Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.87%, 8/13/2027 (b) (e)	1,319	1,319
Series 2014-TWC, Class A, 2.92%, 2/13/2032 (b) (e)	3,774	3,776
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class A, 2.89%, 6/15/2035 (b) (e)	2,444	2,440
FNMA ACES
Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,393	4,327

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035 (e)	5,000		5,016
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	6,661		6,655
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (e)	1,155		1,154

Total Commercial Mortgage-Backed Securities (Cost $50,186)			49,841

Mortgage-Backed Securities — 4.5%
FHLMC
Pool # 846489, ARM, 3.67%, 7/1/2019 (b)	1		1
Pool # 645083, ARM, 2.60%, 12/1/2021 (b)	7		7
Pool # 846013, ARM, 4.31%, 6/1/2022 (b)	4		4
Pool # 611203, ARM, 3.94%, 1/1/2023 (b)	17		17
Pool # 611299, ARM, 3.96%, 1/1/2023 (b)	126		130
Pool # 845297, ARM, 3.58%, 2/1/2023 (b)	15		15
Pool # 846144, ARM, 4.57%, 6/1/2025 (b)	6		6
Pool # 785586, ARM, 3.38%, 6/1/2026 (b)	8		8
Pool # 785866, ARM, 3.44%, 12/1/2026 (b)	15		15
Pool # 755248, ARM, 4.03%, 12/1/2026 (b)	139		143
Pool # 611141, ARM, 3.61%, 1/1/2027 (b)	33		34
Pool # 788688, ARM, 4.18%, 8/1/2027 (b)	101		104
Pool # 788665, ARM, 3.41%, 11/1/2027 (b)	18		18
Pool # 846774, ARM, 3.90%, 12/1/2027 (b)	66		67
Pool # 788664, ARM, 4.22%, 7/1/2028 (b)	26		27
Pool # 786902, ARM, 3.40%, 10/1/2029 (b)	10		10
Pool # 846716, ARM, 3.99%, 12/1/2029 (b)	4		4
Pool # 645242, ARM, 3.98%, 1/1/2030 (b)	13		13
Pool # 846812, ARM, 3.74%, 4/1/2030 (b)	13		14
Pool # 611278, ARM, 4.22%, 7/1/2030 (b)	160		166
Pool # 847263, ARM, 3.99%, 4/1/2032 (b)	134		138
FHLMC Gold Pools, 30 Year, Single Family
Pool # C00387, 9.00%, 2/1/2025	7		8
Pool # C35263, 7.50%, 5/1/2028	3		3
Pool # G00981, 8.50%, 7/1/2028	12		14
FHLMC Gold Pools, Other
Pool # U49009, 3.00%, 8/1/2028	4,199		4,179
FNMA
Pool # 793428, ARM, 3.42%, 9/1/2019 (b)	2		2
Pool # 90031, ARM, 6.00%, 1/1/2020 (b)	5		5
Pool # 133558, ARM, 3.99%, 7/1/2020 (b)	2		2
Pool # 116590, ARM, 3.12%, 12/1/2020 (b)	2		2
Pool # 70983, ARM, 3.02%, 4/1/2021 (b)	—	(d)	—	(d)

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 124510, ARM, 3.20%, 11/1/2021 (b)	2	2
Pool # 241828, ARM, 4.50%, 11/1/2023 (b)	9	9
Pool # 276617, ARM, 3.42%, 4/1/2024 (b)	10	10
Pool # 323269, ARM, 3.88%, 1/1/2025 (b)	185	190
Pool # 326092, ARM, 3.73%, 7/1/2025 (b)	3	3
Pool # 313555, ARM, 4.18%, 6/1/2026 (b)	1	1
Pool # 423291, ARM, 4.02%, 8/1/2026 (b)	61	63
Pool # 70179, ARM, 3.50%, 7/1/2027 (b)	7	7
Pool # 535984, ARM, 4.26%, 12/1/2028 (b)	25	25
Pool # 576757, ARM, 3.79%, 3/1/2029 (b)	23	23
Pool # 323798, ARM, 3.50%, 5/1/2029 (b)	4	4
Pool # 540206, ARM, 3.90%, 5/1/2030 (b)	27	27
Pool # 594577, ARM, 4.58%, 11/1/2030 (b)	37	37
Pool # 124945, ARM, 3.85%, 1/1/2031 (b)	7	7
Pool # 555563, ARM, 3.89%, 5/1/2033 (b)	270	288
Pool # 725111, ARM, 3.81%, 9/1/2033 (b)	90	94
Pool # 788301, ARM, 3.82%, 2/1/2034 (b)	107	112
Pool # 545182, ARM, 4.08%, 3/1/2038 (b)	9	10
FNMA, 15 Year, Single Family
Pool # AD1969, Pool, 4.00%, 2/1/2025	1,755	1,797
FNMA, 20 Year, Single Family
Pool # 254911, Pool, 5.00%, 10/1/2023	1,291	1,366
Pool # MA1338, Pool, 3.00%, 2/1/2033	2,661	2,642
Pool # MA1401, Pool, 3.00%, 4/1/2033	1,039	1,032
Pool # MA1490, Pool, 3.00%, 7/1/2033	3,396	3,372
FNMA, 30 Year, FHA/VA
Pool # 345876, Pool, 8.50%, 10/1/2024	10	10
Pool # 595470, Pool, 7.00%, 3/1/2027	12	12
Pool # 421016, Pool, 8.00%, 11/1/2027	10	10
FNMA, 30 Year, Single Family
Pool # 50748, Pool, 7.50%, 6/1/2023	1	1
Pool # 331955, Pool, 7.50%, 11/1/2024	16	16
Pool # 567874, Pool, 7.50%, 10/1/2030	31	32
Pool # 995724, Pool, 6.00%, 4/1/2039	434	479
Pool # AD0588, Pool, 5.00%, 12/1/2039	1,943	2,092
Pool # AD9721, Pool, 5.50%, 8/1/2040	649	701
Pool # BM3048, Pool, 4.00%, 10/1/2042	7,143	7,365
Pool # AS4592, Pool, 4.00%, 2/1/2045	8,744	8,960
Pool # CA0411, 4.00%, 9/1/2047	8,373	8,605
FNMA, Other
Pool # 570566, Pool, 12.00%, 11/1/2030	52	56
GNMA I, 15 Year, Single Family
Pool # 723171, 4.50%, 10/15/2024	1,000	1,047
GNMA I, 30 Year, Single Family
Pool # 378315, 7.00%, 6/15/2024	6	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 780029, 9.00%, 11/15/2024	3	3
Pool # 781090, 9.50%, 7/15/2025	19	20
Pool # 412336, 8.00%, 10/15/2027	9	10
GNMA II, 30 Year, Single Family
Pool # 314478, 7.85%, 12/20/2021	8	8
Pool # 314483, 7.40%, 2/20/2022	10	10
Pool # 314500, 7.40%, 3/20/2022	11	11
Pool # 334396, 7.25%, 8/20/2022	13	13
Pool # 1429, 7.50%, 10/20/2023	4	4
Pool # 2036, 8.00%, 7/20/2025	12	13
Pool # 2270, 8.00%, 8/20/2026	16	19

TOTAL MORTGAGE-BACKED SECURITIES (Cost $46,631)		45,780

	SHARES (000)
Short-Term Investments — 8.1%
Investment Companies — 8.1%
Short-Term Investments — 8.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04%, (g) (h) (Cost $82,414)	82,397	82,421

Total Investments — 100.3% (Cost $1,024,003)		1,018,774
Liabilities in Excess of Other Assets — (0.3%)		(3,077)

NET ASSETS — 100.0%		1,015,697

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	207

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(g)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 46.8%
FHLMC
Pool # 645242, ARM, 3.98%, 1/1/2030 (a)	8		8
Pool # 781087, ARM, 3.48%, 12/1/2033 (a)	80		84
Pool # 1B1665, ARM, 3.96%, 4/1/2034 (a)	60		63
Pool # 782979, ARM, 3.70%, 1/1/2035 (a)	96		101
Pool # 1B2844, ARM, 3.59%, 3/1/2035 (a)	43		44
Pool # 1Q0007, ARM, 4.33%, 12/1/2035 (a)	73		77
Pool # 972200, ARM, 3.61%, 3/1/2036 (a)	66		69
Pool # 1J1380, ARM, 4.60%, 3/1/2036 (a)	79		86
Pool # 1H2618, ARM, 4.18%, 5/1/2036 (a)	84		88
Pool # 1G2557, ARM, 4.30%, 6/1/2036 (a)	215		227
Pool # 1A1085, ARM, 3.83%, 8/1/2036 (a)	87		90
Pool # 1Q0105, ARM, 4.14%, 9/1/2036 (a)	87		92
Pool # 1N0249, ARM, 3.73%, 10/1/2036 (a)	26		27
Pool # 1B7163, ARM, 3.82%, 10/1/2036 (a)	4		4
Pool # 1A1096, ARM, 3.92%, 10/1/2036 (a)	172		179
Pool # 1J1348, ARM, 3.95%, 10/1/2036 (a)	121		128
Pool # 1J1378, ARM, 3.39%, 11/1/2036 (a)	145		151
Pool # 1G2671, ARM, 3.45%, 11/1/2036 (a)	80		84
Pool # 1Q0737, ARM, 3.67%, 11/1/2036 (a)	117		122
Pool # 782760, ARM, 3.81%, 11/1/2036 (a)	250		263
Pool # 1G1386, ARM, 3.77%, 12/1/2036 (a)	65		69
Pool # 1J1516, ARM, 3.58%, 2/1/2037 (a)	24		25
Pool # 1J0282, ARM, 3.69%, 2/1/2037 (a)	60		63
Pool # 1G1555, ARM, 4.03%, 2/1/2037 (a)	43		46
Pool # 1J1543, ARM, 4.26%, 2/1/2037(a)	39		41
Pool # 1Q0739, ARM, 4.19%, 3/1/2037 (a)	237		248
Pool # 1Q0697, ARM, 3.79%, 5/1/2037 (a)	85		88
Pool # 1B3485, ARM, 4.66%, 7/1/2037 (a)	37		39
Pool # 1G2229, ARM, 3.82%, 9/1/2037 (a)	59		62
Pool # 1K0134, ARM, 3.76%, 10/1/2037 (a)	28		29
Pool # 1Q0722, ARM, 4.09%, 4/1/2038 (a)	72		76
Pool # 1Q0789, ARM, 3.96%, 5/1/2038 (a)	52		54
FHLMC Gold Pools, 15 Year, Single Family
Pool # G11695, 6.50%, 2/1/2019	—	(b)	—	(b)
Pool # G13753, 5.50%, 2/1/2021	11		11
Pool # G13073, 6.00%, 7/1/2021	17		17
Pool # G13012, 6.00%, 3/1/2022	1		2
Pool # G12825, 6.50%, 3/1/2022	25		25
Pool # G12978, 5.50%, 12/1/2022	144		148
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91042, 5.50%, 5/1/2027	476		510
Pool # C91158, 6.50%, 1/1/2028	310		337
Pool # C91180, 5.50%, 3/1/2028	158		169
Pool # D98938, 4.00%, 2/1/2032	1,230		1,271

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 30 Year, Single Family
Pool # D53146, 6.50%, 5/1/2024	2	2
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	35	39
Pool # G03029, 6.00%, 10/1/2029	73	80
Pool # A12679, 8.50%, 8/1/2030	16	16
Pool # C68485, 7.00%, 7/1/2032	22	24
Pool # G01448, 7.00%, 8/1/2032	51	57
Pool # C75791, 5.50%, 1/1/2033	189	206
Pool # C01735, 4.00%, 10/1/2033	102	104
Pool # A13625, 5.50%, 10/1/2033	349	387
Pool # A16253, 6.00%, 11/1/2033	65	71
Pool # A16843, 6.00%, 12/1/2033	122	135
Pool # A24712, 6.50%, 7/1/2034	58	64
Pool # A28796, 6.50%, 11/1/2034	184	209
Pool # A46417, 7.00%, 4/1/2035	311	357
Pool # A46987, 5.50%, 7/1/2035	742	808
Pool # A80290, 5.00%, 11/1/2035	761	820
Pool # G05713, 6.50%, 12/1/2035	690	775
Pool # A54679, 6.50%, 6/1/2036	45	49
Pool # C02637, 7.00%, 10/1/2036	186	206
Pool # C02660, 6.50%, 11/1/2036	133	150
Pool # G04077, 6.50%, 3/1/2038	227	257
Pool # G05190, 7.50%, 9/1/2038	37	42
Pool # C03466, 5.50%, 3/1/2040	191	207
Pool # A93511, 5.00%, 8/1/2040	2,052	2,192
Pool # G06493, 4.50%, 5/1/2041	2,676	2,809
Pool # G60039, 3.00%, 4/1/2043	8,149	7,949
Pool # G60105, 5.00%, 6/1/2044	4,241	4,531
Pool # Q37784, 3.50%, 12/1/2045	2,403	2,394
Pool # Q39412, 3.50%, 3/1/2046	1,696	1,690
Pool # Q40797, 3.50%, 5/1/2046	3,134	3,122
Pool # Q40922, 3.50%, 6/1/2046	1,560	1,553
Pool # Q42079, 3.50%, 7/1/2046	2,128	2,118
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	55	58
Pool # B90491, 7.50%, 1/1/2032	200	217
Pool # G20028, 7.50%, 12/1/2036	266	290
FHLMC Gold Pools, Other
Pool # G80208, 10.50%, 7/20/2021	5	5
Pool # U80047, 4.00%, 9/1/2032	1,028	1,074
Pool # U80068, 3.50%, 10/1/2032	1,179	1,189
Pool # U80125, 3.50%, 1/1/2033	2,165	2,185
Pool # U80173, 3.50%, 1/1/2033	2,479	2,501
Pool # L10151, 6.00%, 2/1/2033	109	114

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U80265, 3.50%, 4/1/2033	2,977		3,004
Pool # L10221, 6.00%, 1/1/2034	175		185
Pool # L10224, 6.00%, 12/1/2034	130		135
Pool # H00068, 5.50%, 11/1/2035	68		70
Pool # H00158, 6.00%, 4/1/2036	311		321
Pool # L10291, 6.50%, 11/1/2036	454		490
Pool # P51353, 6.50%, 11/1/2036	141		152
Pool # P50595, 6.50%, 12/1/2036	610		684
Pool # P51361, 6.50%, 12/1/2036	136		151
Pool # G80365, 6.50%, 10/17/2038	209		227
Pool # U90690, 3.50%, 6/1/2042	8,147		8,143
Pool # U90975, 4.00%, 6/1/2042	5,400		5,547
Pool # T65101, 4.00%, 10/1/2042	1,268		1,280
Pool # U90542, 4.00%, 12/1/2042	3,293		3,383
Pool # U99051, 3.50%, 6/1/2043	1,308		1,307
Pool # U99134, 4.00%, 1/1/2046	3,156		3,242
Pool # U69030, 4.50%, 1/1/2046	2,760		2,897
Pool # U69039, 4.00%, 2/1/2046	5,559		5,717
FNMA
Pool # 116612, ARM, 3.62%, 3/1/2019 (a)	—	(b)	—	(b)
Pool # 470623, ARM, 2.88%, 3/1/2022 (a)	3,488		3,491
Pool # 54844, ARM, 2.59%, 9/1/2027 (a)	5		5
Pool # 303532, ARM, 4.01%, 3/1/2029 (a)	13		13
Pool # 555258, ARM, 3.87%, 1/1/2033 (a)	132		136
Pool # 722421, ARM, 3.91%, 7/1/2033 (a)	73		75
Pool # 686040, ARM, 4.36%, 7/1/2033 (a)	176		184
Pool # 746299, ARM, 3.56%, 9/1/2033 (a)	98		104
Pool # 743546, ARM, 3.27%, 11/1/2033 (a)	188		196
Pool # 749923, ARM, 3.40%, 11/1/2033 (a)	9		10
Pool # 766610, ARM, 3.43%, 1/1/2034 (a)	59		62
Pool # 735648, ARM, 3.44%, 2/1/2034 (a)	112		118
Pool # 770377, ARM, 3.73%, 4/1/2034 (a)	73		75
Pool # 751531, ARM, 4.21%, 5/1/2034(a)	88		92
Pool # 778908, ARM, 4.17%, 6/1/2034 (a)	66		69
Pool # 800422, ARM, 3.60%, 8/1/2034 (a)	321		328
Pool # 735332, ARM, 3.83%, 8/1/2034 (a)	114		120
Pool # 793062, ARM, 3.83%, 8/1/2034 (a)	69		73
Pool # 790964, ARM, 3.35%, 9/1/2034 (a)	76		79
Pool # 794797, ARM, 3.07%, 10/1/2034 (a)	88		91
Pool # 803594, ARM, 3.29%, 10/1/2034 (a)	91		95
Pool # 803599, ARM, 3.52%, 10/1/2034 (a)	171		179
Pool # 735740, ARM, 3.77%, 10/1/2034 (a)	164		172
Pool # 896463, ARM, 4.12%, 10/1/2034 (a)	204		216
Pool # 810896, ARM, 3.92%, 1/1/2035 (a)	906		936
Pool # 816594, ARM, 3.79%, 2/1/2035 (a)	58		60

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 735513, ARM, 4.08%, 2/1/2035 (a)	50		52
Pool # 735539, ARM, 3.86%, 4/1/2035 (a)	345		363
Pool # 745862, ARM, 4.16%, 4/1/2035 (a)	165		174
Pool # 821378, ARM, 3.91%, 5/1/2035 (a)	287		298
Pool # 821179, ARM, 4.06%, 5/1/2035 (a)	29		30
Pool # 823660, ARM, 4.13%, 5/1/2035 (a)	59		61
Pool # 745766, ARM, 3.50%, 6/1/2035 (a)	86		89
Pool # 832801, ARM, 3.30%, 9/1/2035 (a)	80		84
Pool # 849251, ARM, 3.67%, 1/1/2036 (a)	77		79
Pool # 920843, ARM, 4.80%, 3/1/2036 (a)	1,322		1,414
Pool # 872825, ARM, 4.55%, 6/1/2036 (a)	240		253
Pool # 892868, ARM, 4.52%, 7/1/2036 (a)	129		136
Pool # 886558, ARM, 3.64%, 8/1/2036 (a)	73		77
Pool # 920547, ARM, 3.60%, 9/1/2036 (a)	170		177
Pool # 894239, ARM, 3.61%, 10/1/2036 (a)	109		114
Pool # 900191, ARM, 3.83%, 10/1/2036 (a)	67		71
Pool # 902818, ARM, 3.62%, 11/1/2036 (a)	23		25
Pool # 902955, ARM, 3.54%, 12/1/2036 (a)	98		103
Pool # 905189, ARM, 3.68%, 12/1/2036 (a)	36		38
Pool # 995919, ARM, 3.85%, 7/1/2037 (a)	203		213
Pool # 938346, ARM, 4.53%, 7/1/2037 (a)	60		63
Pool # AD0085, ARM, 3.64%, 11/1/2037 (a)	106		110
Pool # AD0179, ARM, 3.78%, 12/1/2037 (a)	115		121
Pool # 966946, ARM, 3.79%, 1/1/2038 (a)	18		18
FNMA, 15 Year, Single Family
Pool # 740462, 5.00%, 11/1/2018	1		1
Pool # 725432, 7.00%, 11/1/2018	—	(b)	—	(b)
Pool # 888681, 5.00%, 12/1/2018	—	(b)	—	(b)
Pool # 742078, 4.50%, 3/1/2019	9		9
Pool # 782612, 6.00%, 7/1/2019	6		6
Pool # 725810, 6.00%, 8/1/2019	1		1
Pool # 796668, 5.50%, 9/1/2019	13		13
Pool # 735439, 6.00%, 9/1/2019	3		3
Pool # 805063, 5.00%, 1/1/2020	18		19
Pool # 888557, 5.50%, 3/1/2020	4		4
Pool # 889265, 5.50%, 6/1/2020	1		1
Pool # 826493, 5.00%, 7/1/2020	21		22
Pool # 889805, 5.50%, 7/1/2020	4		4
Pool # 735911, 6.50%, 8/1/2020	11		12
Pool # 995886, 6.00%, 4/1/2021	5		5
Pool # 938569, 6.00%, 7/1/2021	11		12
Pool # AD0142, 6.00%, 8/1/2021	11		11
Pool # 901933, 7.00%, 8/1/2021	17		17
Pool # 888834, 6.50%, 4/1/2022	26		27
Pool # 995428, 5.50%, 11/1/2023	108		110

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 995456, 6.50%, 2/1/2024	141	147
Pool # AD0133, 5.00%, 8/1/2024	139	144
FNMA, 20 Year, Single Family
Pool # 254002, 7.50%, 9/1/2021	6	6
Pool # 254305, 6.50%, 5/1/2022	58	63
Pool # 555791, 6.50%, 12/1/2022	76	83
Pool # 889889, 6.50%, 7/1/2024	55	60
Pool # 257055, 6.50%, 12/1/2027	146	161
Pool # AE0049, 6.00%, 9/1/2029	144	156
Pool # MA0602, 3.50%, 12/1/2030	1,543	1,545
Pool # AP3582, 3.50%, 8/1/2032	2,512	2,546
Pool # AL6238, 4.00%, 1/1/2035	2,491	2,573
FNMA, 30 Year, FHA/VA
Pool # 550294, 11.00%, 4/1/2019	1	1
Pool # 544983, 9.00%, 11/1/2024	2	2
Pool # 547543, 9.00%, 10/1/2025	1	1
Pool # 535183, 8.00%, 6/1/2028	27	29
Pool # 252155, 7.00%, 10/1/2028	53	58
Pool # 252334, 6.50%, 2/1/2029	139	150
Pool # 252409, 6.50%, 3/1/2029	125	136
Pool # 253275, 8.50%, 3/1/2030	2	2
Pool # 535442, 8.50%, 6/1/2030	3	4
Pool # 787741, 9.00%, 8/1/2030	27	29
Pool # 736113, 9.00%, 6/1/2031	3	3
Pool # 653815, 7.00%, 2/1/2033	23	24
Pool # 752786, 6.00%, 9/1/2033	43	45
Pool # 954255, 6.50%, 8/1/2037	910	990
Pool # 931717, 6.50%, 8/1/2039	363	396
FNMA, 30 Year, Single Family
Pool # 479469, 10.00%, 2/1/2024	1	1
Pool # 689977, 8.00%, 3/1/2027	33	36
Pool # 695533, 8.00%, 6/1/2027	16	17
Pool # 756020, 8.50%, 12/1/2027	14	14
Pool # 756015, 8.00%, 7/1/2028	4	4
Pool # 457268, 9.50%, 7/1/2028	2	2
Pool # 527285, 7.00%, 11/1/2028	9	10
Pool # 755973, 8.00%, 11/1/2028	143	161
Pool # 455759, 6.00%, 12/1/2028	28	31
Pool # 776702, 4.50%, 5/1/2029	16	17
Pool # 889020, 6.50%, 11/1/2029	169	187
Pool # 567036, 8.50%, 2/1/2030	40	42
Pool # 598559, 6.50%, 8/1/2031	43	47
Pool # 613000, 7.00%, 11/1/2031	29	29
Pool # 610591, 7.00%, 1/1/2032	56	59
Pool # 788150, 6.00%, 3/1/2032	41	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 644694, 7.00%, 5/1/2032	17	17
Pool # 649734, 7.00%, 6/1/2032	33	34
Pool # 649624, 7.00%, 8/1/2032	9	9
Pool # 668825, 7.00%, 8/1/2032	13	13
Pool # 682078, 5.50%, 11/1/2032	281	306
Pool # 668562, 6.00%, 12/1/2032	58	64
Pool # 675555, 6.00%, 12/1/2032	29	31
Pool # AL0045, 6.00%, 12/1/2032	341	377
Pool # 357363, 5.50%, 3/1/2033	500	547
Pool # 674349, 6.00%, 3/1/2033	23	25
Pool # 688625, 6.00%, 3/1/2033	39	42
Pool # 688655, 6.00%, 3/1/2033	33	36
Pool # 695584, 6.00%, 3/1/2033	21	23
Pool # 702901, 6.00%, 5/1/2033	312	346
Pool # 695403, 5.00%, 6/1/2033	179	190
Pool # 995656, 7.00%, 6/1/2033	271	309
Pool # 723852, 5.00%, 7/1/2033	94	100
Pool # 729296, 5.00%, 7/1/2033	217	232
Pool # 726912, 4.00%, 8/1/2033	12	12
Pool # 753696, 4.00%, 8/1/2033	30	31
Pool # 729379, 6.00%, 8/1/2033	52	56
Pool # 726914, 6.50%, 8/1/2033	53	58
Pool # 737825, 6.00%, 9/1/2033	63	69
Pool # AA7943, 4.00%, 10/1/2033	507	520
Pool # 750977, 4.50%, 11/1/2033	71	74
Pool # 725017, 5.50%, 12/1/2033	422	467
Pool # 759424, 5.50%, 1/1/2034	100	111
Pool # 751182, 5.50%, 3/1/2034	82	91
Pool # 751341, 5.50%, 3/1/2034	27	30
Pool # 767378, 5.50%, 3/1/2034	46	51
Pool # 776565, 4.00%, 4/1/2034	458	468
Pool # AC1317, 4.50%, 9/1/2034	410	428
Pool # 820347, 5.00%, 9/1/2035	77	83
Pool # 745281, 6.00%, 1/1/2036	66	73
Pool # 888417, 6.50%, 1/1/2036	140	156
Pool # 833629, 7.00%, 3/1/2036	42	46
Pool # 893268, 6.50%, 8/1/2036	74	81
Pool # 833657, 7.50%, 8/1/2036	33	38
Pool # AA0922, 6.00%, 9/1/2036	412	455
Pool # 878225, 6.50%, 10/1/2036	150	169
Pool # 985683, 8.00%, 10/1/2036	100	107
Pool # 888476, 7.50%, 5/1/2037	82	97
Pool # 945870, 6.50%, 8/1/2037	87	97
Pool # 946338, 7.00%, 9/1/2037	74	82
Pool # 888707, 7.50%, 10/1/2037	186	219

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 889883, 6.50%, 3/1/2038	167		187
Pool # AC9081, 6.50%, 9/1/2038	191		214
Pool # 909236, 7.00%, 9/1/2038	437		499
Pool # 934591, 7.00%, 10/1/2038	108		126
Pool # AB2869, 6.00%, 11/1/2038	419		466
Pool # 995504, 7.50%, 11/1/2038	53		63
Pool # 257510, 7.00%, 12/1/2038	224		258
Pool # AD0753, 7.00%, 1/1/2039	464		530
Pool # 890661, 7.00%, 2/1/2039	2,263		2,560
Pool # AD0780, 7.50%, 4/1/2039	753		817
Pool # AD6377, 5.50%, 5/1/2040	249		271
Pool # AR8128, 3.50%, 3/1/2043	2,423		2,427
Pool # AB9944, 3.00%, 7/1/2043	4,728		4,611
Pool # AL8256, 3.00%, 8/1/2043	5,020		4,899
Pool # AZ8089, 4.00%, 7/1/2045	2,899		2,961
Pool # BA2343, 4.00%, 9/1/2045	6,105		6,234
Pool # BC9441, 3.50%, 4/1/2046	625		623
Pool # BC6982, 4.00%, 4/1/2046	4,297		4,388
Pool # BD0299, 3.50%, 5/1/2046	912		909
Pool # BC1249, 3.50%, 6/1/2046	875		871
Pool # BD1243, 3.50%, 6/1/2046	1,076		1,071
Pool # BD3066, 3.50%, 7/1/2046	3,074		3,064
Pool # BD3088, 3.50%, 7/1/2046	1,227		1,223
Pool # BD7764, 3.50%, 9/1/2046	2,338		2,330
Pool # BE5870, 3.50%, 1/1/2047	5,675		5,645
Pool # BH4665, 4.00%, 6/1/2047	3,336		3,407
Pool # BM3500, 4.00%, 9/1/2047	4,384		4,478
Pool # BJ1778, 4.50%, 10/1/2047	2,549		2,665
Pool # BE8351, 4.00%, 2/1/2048	3,814		3,890
Pool # BK7006, 4.50%, 6/1/2048	2,710		2,828
Pool # BD9084, 4.50%, 7/1/2048	2,319		2,429
FNMA, Other
Pool # AE0134, 4.40%, 2/1/2020	731		743
Pool # AE0136, 4.38%, 4/1/2020	2,279		2,326
Pool # 465659, 3.74%, 7/1/2020	1,298		1,315
Pool # 465578, 3.93%, 7/1/2020	1,450		1,474
Pool # 465602, 3.95%, 7/1/2020	3,500		3,553
Pool # 465491, 4.07%, 7/1/2020	7,224		7,359
Pool # 465769, 3.96%, 8/1/2020	2,725		2,772
Pool # 100120, 11.00%, 8/20/2020	—	(b)	—	(b)
Pool # 465936, 3.60%, 9/1/2020	2,625		2,655
Pool # 465783, 3.84%, 9/1/2020	1,722		1,721
Pool # 466090, 3.28%, 10/1/2020	2,692		2,700
Pool # 466030, 3.29%, 10/1/2020	1,832		1,840
Pool # 466296, 3.36%, 10/1/2020	3,522		3,547

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # FN0008, 3.38%, 10/1/2020	384		387
Pool # 466386, 3.43%, 10/1/2020	2,621		2,643
Pool # 465721, 4.04%, 10/1/2020	1,600		1,631
Pool # 466454, 3.23%, 11/1/2020	2,378		2,389
Pool # 466436, 3.27%, 11/1/2020	1,856		1,865
Pool # 466430, 3.37%, 11/1/2020	3,431		3,457
Pool # 466899, 3.48%, 12/1/2020	2,399		2,423
Pool # FN0022, 3.54%, 12/1/2020	1,380		1,394
Pool # 466689, 3.59%, 12/1/2020	691		699
Pool # 466836, 3.87%, 1/1/2021	2,884		2,940
Pool # 466919, 3.93%, 1/1/2021	1,865		1,900
Pool # FN0003, 4.28%, 1/1/2021	663		680
Pool # 467264, 4.33%, 2/1/2021	1,381		1,420
Pool # 467278, 4.35%, 2/1/2021	1,846		1,898
Pool # 467344, 4.48%, 2/1/2021	1,787		1,835
Pool # 467390, 4.16%, 3/1/2021	2,108		2,159
Pool # 467944, 4.25%, 4/1/2021	2,000		2,056
Pool # 467630, 4.30%, 4/1/2021	1,384		1,423
Pool # 468243, 3.97%, 6/1/2021	2,256		2,305
Pool # 468237, 4.02%, 6/1/2021	3,000		3,071
Pool # 468066, 4.30%, 6/1/2021	1,387		1,428
Pool # 468043, 4.31%, 6/1/2021	7,108		7,344
Pool # 468102, 4.34%, 6/1/2021	9,000		9,290
Pool # 458063, 9.90%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,209		2,254
Pool # 468667, 3.94%, 7/1/2021	4,000		4,088
Pool # 468491, 3.95%, 7/1/2021	12,287		12,555
Pool # 468665, 3.97%, 7/1/2021	3,133		3,203
Pool # 468651, 3.99%, 7/1/2021	1,771		1,811
Pool # 468564, 4.06%, 7/1/2021	7,750		7,941
Pool # 468128, 4.33%, 7/1/2021	1,171		1,208
Pool # 468699, 4.05%, 8/1/2021	2,976		3,050
Pool # AM6602, 2.63%, 9/1/2021	600		593
Pool # 469204, 3.89%, 9/1/2021	4,848		4,951
Pool # AM7164, 2.59%, 11/1/2021	2,466		2,461
Pool # AM7314, 2.63%, 11/1/2021	2,000		1,976
Pool # 469552, 3.43%, 11/1/2021	2,310		2,335
Pool # 469873, 3.03%, 12/1/2021	7,215		7,205
Pool # 469074, 3.83%, 12/1/2021	6,200		6,347
Pool # AM7739, 2.40%, 1/1/2022	674		660
Pool # 470324, 3.03%, 1/1/2022	4,135		4,130
Pool # 470166, 3.09%, 1/1/2022	6,813		6,817
Pool # 470124, 3.12%, 1/1/2022	4,865		4,872
Pool # 470302, 3.13%, 1/1/2022	1,758		1,761
Pool # 470350, 3.24%, 1/1/2022	4,655		4,679

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 470546, 2.99%, 2/1/2022	2,160	2,155
Pool # 470202, 3.14%, 2/1/2022	2,643	2,649
Pool # 470251, 3.20%, 2/1/2022	3,635	3,650
Pool # 470622, 2.75%, 3/1/2022	4,410	4,357
Pool # 923803, 5.00%, 4/1/2022	11	12
Pool # 471274, 2.86%, 5/1/2022	3,550	3,513
Pool # 471177, 2.94%, 5/1/2022	3,544	3,529
Pool # 471199, 3.00%, 5/1/2022	2,827	2,820
Pool # 471151, 3.02%, 5/1/2022	4,481	4,474
Pool # 471313, 3.08%, 5/1/2022	2,219	2,220
Pool # 471190, 3.12%, 5/1/2022	3,381	3,386
Pool # 471599, 2.60%, 6/1/2022	4,779	4,703
Pool # 471747, 2.76%, 6/1/2022	7,000	6,877
Pool # 471674, 2.79%, 6/1/2022	2,017	1,992
Pool # 471735, 2.79%, 6/1/2022	2,370	2,339
Pool # 471256, 2.98%, 6/1/2022	3,000	2,990
Pool # 471839, 2.67%, 7/1/2022	5,275	5,183
Pool # 471947, 2.75%, 7/1/2022	1,709	1,693
Pool # 471893, 2.83%, 7/1/2022	5,149	5,087
Pool # 471828, 2.65%, 8/1/2022	8,320	8,159
Pool # 471871, 2.86%, 8/1/2022	4,010	3,966
Pool # AM0757, 2.47%, 9/1/2022	1,325	1,295
Pool # 471901, 2.90%, 9/1/2022	2,842	2,824
Pool # AM0903, 2.53%, 10/1/2022	3,926	3,853
Pool # AM0904, 2.53%, 10/1/2022	4,945	4,852
Pool # AM1196, 2.37%, 11/1/2022	4,127	4,024
Pool # AM0585, 2.38%, 11/1/2022	1,795	1,750
Pool # AM1492, 2.47%, 11/1/2022	1,500	1,466
Pool # AM1802, 2.24%, 12/1/2022	1,572	1,524
Pool # AM1619, 2.34%, 12/1/2022	4,330	4,204
Pool # AM0811, 2.42%, 12/1/2022	3,128	3,054
Pool # AM1835, 2.53%, 12/1/2022	2,000	1,959
Pool # AM7303, 2.66%, 12/1/2022	1,977	1,941
Pool # AM1922, 2.15%, 1/1/2023	3,873	3,739
Pool # AM2111, 2.34%, 1/1/2023	3,326	3,236
Pool # AM2366, 2.40%, 2/1/2023	2,973	2,903
Pool # AM2859, 2.65%, 3/1/2023	2,000	1,959
Pool # AM3069, 2.64%, 4/1/2023	1,835	1,795
Pool # AM3563, 2.51%, 6/1/2023	899	878
Pool # AM3990, 3.74%, 7/1/2023	972	993
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,052
Pool # AM4044, 3.49%, 9/1/2023	6,225	6,303
Pool # AM4716, 3.38%, 12/1/2023	1,484	1,497
Pool # AM7024, 2.90%, 12/1/2024	1,000	982
Pool # AM7589, 2.95%, 12/1/2024	1,978	1,951

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM7290, 2.97%, 12/1/2024	1,165	1,150
Pool # AM7576, 3.04%, 12/1/2024	2,000	1,981
Pool # AM7124, 3.11%, 12/1/2024	4,000	3,978
Pool # AM7682, 2.84%, 1/1/2025	1,670	1,637
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,481
Pool # AM8794, 3.02%, 6/1/2025	1,424	1,408
Pool # AN0029, 3.10%, 9/1/2025	2,395	2,385
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,422
Pool # AM4660, 3.77%, 12/1/2025	5,000	5,133
Pool # AM6381, 3.29%, 8/1/2026	5,000	4,992
Pool # 468574, 4.55%, 8/1/2026	2,947	3,114
Pool # 468573, 4.76%, 8/1/2026	2,683	2,868
Pool # AM6808, 3.24%, 10/1/2026	2,055	2,045
Pool # AM7321, 3.12%, 11/1/2026	988	973
Pool # 469615, 4.08%, 11/1/2026	10,209	10,661
Pool # AM7118, 3.14%, 12/1/2026	1,868	1,847
Pool # AN4571, 3.07%, 2/1/2027	1,802	1,781
Pool # AN4363, 3.25%, 2/1/2027	4,384	4,351
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,023
Pool # AM8529, 3.03%, 4/1/2027	1,000	979
Pool # 470893, 3.46%, 4/1/2027	2,218	2,227
Pool # AM8745, 2.81%, 5/1/2027	1,723	1,665
Pool # AM8595, 2.83%, 5/1/2027	4,000	3,853
Pool # AM8987, 2.79%, 6/1/2027	944	910
Pool # AM9169, 3.08%, 6/1/2027	2,414	2,379
Pool # AN6318, 3.18%, 8/1/2027	3,000	2,942
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,248
Pool # AN9656, 3.57%, 7/1/2028	2,443	2,471
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,338
Pool # AN9699, 3.53%, 8/1/2028	5,350	5,394
Pool # AN2497, 2.60%, 9/1/2028	4,000	3,746
Pool # AN2905, 2.55%, 10/1/2028	2,000	1,858
Pool # AN3244, 2.59%, 10/1/2028	2,000	1,858
Pool # AN3570, 2.71%, 11/1/2028	10,000	9,392
Pool # AN3828, 2.67%, 12/1/2028	3,725	3,496
Pool # AN3685, 2.69%, 12/1/2028	4,020	3,742
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,892
Pool # AN4349, 3.35%, 1/1/2029	2,970	2,934
Pool # AN4697, 3.22%, 2/1/2029	5,000	4,910
Pool # AN4975, 3.21%, 3/1/2029	2,065	2,025
Pool # AN5279, 3.34%, 4/1/2029	4,506	4,474
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,294
Pool # AN6214, 3.03%, 7/1/2029	5,824	5,589
Pool # AN5989, 3.21%, 7/1/2029	3,000	2,916
Pool # AN6019, 3.10%, 8/1/2029	4,500	4,343

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM7018, 3.63%, 10/1/2029	1,892	1,919
Pool # AM7013, 3.39%, 12/1/2029	1,461	1,452
Pool # AN7947, 3.16%, 1/1/2030	2,000	1,940
Pool # AN7812, 3.03%, 2/1/2030	11,901	11,490
Pool # AN8154, 3.17%, 2/1/2030	6,375	6,187
Pool # AN8514, 3.27%, 2/1/2030	2,000	1,961
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,005
Pool # AM8692, 3.03%, 4/1/2030	3,000	2,857
Pool # AN6878, 3.11%, 4/1/2030	947	914
Pool # AM8408, 3.13%, 4/1/2030	6,000	5,789
Pool # AM8889, 2.92%, 5/1/2030	3,000	2,824
Pool # AM8666, 2.96%, 6/1/2030	1,946	1,876
Pool # AM8958, 2.97%, 6/1/2030	3,000	2,839
Pool # AM9012, 3.13%, 6/1/2030	1,000	961
Pool # AM9014, 3.20%, 6/1/2030	1,500	1,457
Pool # AM9320, 3.30%, 7/1/2030	1,005	982
Pool # AN9928, 3.80%, 7/1/2030	5,030	5,160
Pool # AN9888, 3.85%, 7/1/2030	11,000	11,362
Pool # AM9755, 3.32%, 8/1/2030	2,413	2,376
Pool # AM9676, 3.37%, 9/1/2030	1,433	1,430
Pool # AM9218, 3.39%, 9/1/2030	2,569	2,554
Pool # AN0099, 3.28%, 11/1/2030	7,200	7,040
Pool # 467096, 4.97%, 2/1/2031	3,337	3,575
Pool # AN1676, 2.99%, 5/1/2031	3,850	3,648
Pool # AI2479, 5.00%, 5/1/2031	696	742
Pool # AN1683, 3.03%, 6/1/2031	5,268	5,008
Pool # AN3620, 2.75%, 11/1/2031	6,326	5,871
Pool # AN4187, 3.49%, 1/1/2032	2,050	2,043
Pool # AN4118, 3.24%, 2/1/2032	8,000	7,699
Pool # AN4964, 3.32%, 4/1/2032	1,960	1,921
Pool # AN6651, 2.94%, 10/1/2032	690	651
Pool # AD8548, 5.50%, 1/1/2033	269	284
Pool # AR7484, 3.50%, 2/1/2033	2,089	2,110
Pool # AT7117, 3.50%, 6/1/2033	2,461	2,485
Pool # 754922, 5.50%, 9/1/2033	106	114
Pool # 762520, 4.00%, 11/1/2033	398	401
Pool # AM7111, 3.57%, 11/1/2034	1,462	1,472
Pool # AM7122, 3.61%, 11/1/2034	2,345	2,340
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,865
Pool # 847108, 6.50%, 10/1/2035	80	85
Pool # 881628, 5.00%, 1/1/2036	25	26
Pool # 256128, 6.00%, 2/1/2036	27	29
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 872740, 6.50%, 6/1/2036	67	72
Pool # 907742, 7.00%, 12/1/2036	38	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 256651, 6.00%, 3/1/2037	52		54
Pool # 888408, 6.00%, 3/1/2037	103		110
Pool # 888373, 7.00%, 3/1/2037	119		132
Pool # 888796, 6.00%, 9/1/2037	212		226
Pool # 888698, 7.00%, 10/1/2037	191		216
Pool # 953501, 7.00%, 11/1/2037	149		160
Pool # 257172, 5.50%, 4/1/2038	55		57
Pool # AD0810, 6.00%, 11/1/2039	95		100
Pool # AB1830, 3.50%, 11/1/2040	1,070		1,072
Pool # AL2606, 4.00%, 3/1/2042	912		925
Pool # AO6757, 4.00%, 6/1/2042	2,789		2,850
Pool # AO7225, 4.00%, 7/1/2042	2,187		2,236
Pool # AO9352, 4.00%, 7/1/2042	1,128		1,153
Pool # AO9353, 4.00%, 7/1/2042	1,131		1,156
Pool # AP0838, 4.00%, 7/1/2042	10,103		10,325
Pool # MA1125, 4.00%, 7/1/2042	982		1,004
Pool # MA1177, 3.50%, 9/1/2042	1,118		1,116
Pool # MA1178, 4.00%, 9/1/2042	2,563		2,620
Pool # MA1213, 3.50%, 10/1/2042	5,378		5,367
Pool # AR1397, 3.00%, 1/1/2043	1,920		1,872
Pool # AB8517, 3.00%, 2/1/2043	1,113		1,085
Pool # MA1373, 3.50%, 3/1/2043	5,037		5,027
Pool # MA1437, 3.50%, 5/1/2043	1,565		1,562
Pool # MA1442, 4.00%, 5/1/2043	4,083		4,172
Pool # MA1463, 3.50%, 6/1/2043	2,530		2,525
Pool # MA1552, 3.00%, 8/1/2043	1,326		1,292
Pool # MA1582, 3.50%, 9/1/2043	333		332
Pool # MA2434, 3.50%, 9/1/2045	1,526		1,523
Pool # MA2493, 3.50%, 12/1/2045	459		458
Pool # BC1157, 3.50%, 1/1/2046	1,160		1,158
Pool # MA2545, 3.50%, 2/1/2046	774		772
Pool # BC4832, 3.50%, 3/1/2046	806		805
Pool # AS6970, 3.50%, 4/1/2046	4,587		4,577
Pool # BC8400, 3.50%, 5/1/2046	1,066		1,064
Pool # AS7424, 3.50%, 6/1/2046	1,981		1,977
Pool # MA2658, 3.50%, 6/1/2046	6,468		6,455
GNMA I, 30 Year, Single Family
Pool # 608665, 6.50%, 8/15/2022	121		126
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	25		25
Pool # 345288, 7.50%, 3/15/2023	4		4
Pool # 623185, 7.00%, 8/15/2023	23		24
Pool # 628407, 6.50%, 11/15/2023	23		23
Pool # 782507, 9.50%, 10/15/2024	38		40
Pool # 441957, 6.38%, 8/15/2026	45		50

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 780653, 6.50%, 10/15/2027	509	559
Pool # 450038, 7.50%, 7/15/2028	6	6
Pool # 486537, 7.50%, 9/15/2028	7	7
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 556255, 6.50%, 10/15/2031	38	42
Pool # 569568, 6.50%, 1/15/2032	277	313
Pool # 611453, 7.00%, 4/15/2032	21	22
Pool # 569423, 7.00%, 5/15/2032	83	90
Pool # 591882, 6.50%, 7/15/2032	22	24
Pool # 552665, 7.00%, 7/15/2032	58	63
Pool # 782032, 7.00%, 10/15/2032	193	217
Pool # 591420, 7.50%, 1/15/2033	20	21
Pool # 607645, 6.50%, 2/15/2033	27	29
Pool # 604168, 6.50%, 4/15/2033	40	44
Pool # 615786, 7.00%, 5/15/2033	53	58
Pool # 781614, 7.00%, 6/15/2033	53	62
Pool # 638733, 7.00%, 3/15/2037	170	179
Pool # AT7652, 4.00%, 8/15/2046	3,209	3,317
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	4	4
Pool # 2006, 8.50%, 5/20/2025	4	5
Pool # 2234, 8.00%, 6/20/2026	2	3
Pool # 2270, 8.00%, 8/20/2026	3	3
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	6	7
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	6	7
Pool # 737076, 6.50%, 10/20/2033	294	311
Pool # 616732, 6.50%, 9/20/2034	192	204
Pool # 748766, 6.50%, 1/20/2039	190	211
Pool # 752496, 6.50%, 1/20/2039	207	230
Pool # 783389, 6.00%, 8/20/2039	1,387	1,541
Pool # 783444, 5.50%, 9/20/2039	308	339
Pool # 783967, 4.25%, 12/20/2044	2,241	2,356
Pool # AK8803, 4.00%, 3/20/2046	1,851	1,901
Pool # AS8110, 3.75%, 8/20/2046	3,185	3,230
Pool # AY2381, 4.25%, 7/20/2047	1,586	1,632
Pool # AY2388, 4.25%, 9/20/2047	4,337	4,509
Pool # AY2392, 4.25%, 11/20/2047	4,641	4,875
Pool # AY2395, 4.25%, 1/20/2048	4,253	4,458
Pool # AY2404, 4.25%, 5/20/2048	5,550	5,770
Pool # BF2645, 5.50%, 5/20/2048	3,000	3,234
Pool # AY2405, 4.25%, 6/20/2048	6,830	7,100
Pool # BD0531, 5.00%, 6/20/2048	4,490	4,793
Pool # BD0532, 5.00%, 6/20/2048	3,492	3,727

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF2971, 5.00%, 6/20/2048	4,030	4,276
Pool # AY2407, 4.25%, 7/20/2048	2,725	2,833
Pool # AY2408, 4.50%, 7/20/2048	1,733	1,817
Pool # BG7397, 4.50%, 7/20/2048	2,005	2,114
Pool # BF3017, 5.00%, 7/20/2048	2,322	2,476
Pool # BI0730, 5.00%, 7/20/2048	4,774	5,106
Pool # AY2409, 4.25%, 8/20/2048	2,057	2,138
Pool # AY2410, 4.50%, 8/20/2048	1,636	1,702
Pool # BD0550, 5.00%, 8/20/2048	5,695	6,079
Pool # BG7389, 5.00%, 8/20/2048	2,502	2,669
Pool # BG7391, 5.00%, 8/20/2048	3,001	3,154
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,484	1,497
Pool # 4285, 6.00%, 11/20/2038	69	72
Pool # AC0979, 4.47%, 4/20/2063 (a)	2,333	2,380
Pool # AC0977, 4.43%, 5/20/2063 (a)	2,374	2,419
Pool # AC0973, 4.47%, 5/20/2063 (a)	1,702	1,731

Total Mortgage-Backed Securities (Cost $936,088)		921,694

Collateralized Mortgage Obligations — 23.2%
Acre
12/15/2020 ‡	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	8	8
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	957	981
Series 2005-J1, Class 1A4, IF, IO, 3.04%, 2/25/2035 ‡ (a)	377	7
Series 2005-1CB, Class 1A6, IF, IO, 5.04%, 3/25/2035 ‡ (a)	547	70
Series 2005-22T1, Class A2, IF, IO, 3.01%, 6/25/2035 ‡ (a)	2,432	217
Series 2005-20CB, Class 3A8, IF, IO, 2.69%, 7/25/2035 ‡ (a)	2,944	244
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	97	74
Series 2005-37T1, Class A2, IF, IO, 2.99%, 9/25/2035 ‡ (a)	4,214	413
Series 2005-54CB, Class 1A2, IF, IO, 2.79%, 11/25/2035 ‡ (a)	3,542	303
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	18	18
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	594	560
Series 2005-57CB, Class 3A2, IF, IO, 3.04%, 12/25/2035 ‡ (a)	378	34

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	305	299
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	371	325
Series 2006-7CB, Class 1A2, IF, IO, 3.24%, 5/25/2036 ‡ (a)	11,716	1,746
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	436	358
American General Mortgage Loan Trust
Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	30	31
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (c)	470	469
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 3.97%, 11/28/2035 (a) (c)	233	233
Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (c)	251	194
Banc of America Alternative Loan Trust
Series 2005-1, Class CBIO, IO, 5.50%, 2/25/2035 ‡	1,155	207
Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036 ‡	988	155
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	83	70
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	175	183
Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (a)	307	309
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035 ‡	318	55
Series 2005-E, Class 4A1, 3.98%, 3/20/2035 (a)	373	378
Series 2005-4, Class 30PO, PO, 8/25/2035 ‡ (a)	38	35
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	179	173
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	26	22
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡ (a)	96	72
Banc of America Mortgage Trust
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	17	18
Series 2003-C, Class 3A1, 4.19%, 4/25/2033 (a)	128	130
Series 2003-J, Class 3A2, 4.57%, 11/25/2033 (a)	413	416

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-C, Class 2A2, 4.15%, 4/25/2034 (a)	263	266
Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (a)	287	288
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (c)	197	201
Series 2012-RR10, Class 1A1, 2.29%, 2/26/2037 (a) (c)	14	14
Series 2010-RR7, Class 2A1, 3.66%, 7/26/2045 (a) (c)	1,505	1,490
Bear Stearns ALT-A Trust Series 2005-2, Class 1A1, 2.56%, 3/25/2035 (a)	78	78
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 4.37%, 7/25/2033 (a)	167	169
Series 2003-7, Class 3A, 4.11%, 10/25/2033 (a)	76	75
Series 2004-1, Class 12A1, 3.95%, 4/25/2034 (a)	297	299
Series 2004-2, Class 14A, 3.83%, 5/25/2034 (a)	129	128
Series 2006-1, Class A1, 3.67%, 2/25/2036 (a)	697	703
Bear Stearns Asset-Backed Securities Trust
Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	377	388
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates
Series 2003-9, Class 1P, PO, 11/25/2033 ‡	28	26
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 3.98%, 2/25/2037 (a)	400	398
Series 2007-A1, Class 1A3, 4.00%, 2/25/2037 (a)	1,489	1,510
Series 2007-A1, Class 7A1, 4.27%, 2/25/2037 (a)	128	129
Series 2007-A1, Class 2A1, 4.47%, 2/25/2037 (a)	129	133
Series 2007-A2, Class 2A1, 3.98%, 7/25/2037 (a)	375	382
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034 ‡	26	23
Series 2004-3, Class A26, 5.50%, 4/25/2034	179	182
Series 2004-HYB1, Class 2A, 3.56%, 5/20/2034 (a)	98	99

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-HYB3, Class 2A, 3.64%, 6/20/2034 (a)	493		496
Series 2004-7, Class 2A1, 3.94%, 6/25/2034 (a)	71		73
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	591		599
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	318		326
Series 2004-HYB6, Class A3, 3.71%, 11/20/2034 (a)	255		260
Series 2005-16, Class A23, 5.50%, 9/25/2035	151		147
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (a)	727		648
Series 2007-4, Class 1A52, IF, IO, 3.34%, 5/25/2037 ‡ (a)	2,357		292
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-6, Class APO, PO, 9/25/2035 ‡	41		34
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	1		1
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (a)	180		182
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.90%, 9/25/2033 (a) (c)	412		419
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (a) (c)	183		185
Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (c)	28		27
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	693		711
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	2		2
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	—	(b)	—	(b)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	8		8
Series 2003-1, Class WPO2, PO, 6/25/2031 ‡	7		7
Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	7		7
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	38		36
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	16		16
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	73		74

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-UST1, Class A3, 3.73%, 8/25/2034 (a)	119	122
Series 2004-UST1, Class A6, 4.00%, 8/25/2034 (a)	128	126
Series 2005-1, Class 2A1A, 3.18%, 2/25/2035 (a)	170	148
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	381	391
Series 2005-5, Class 1A2, 3.96%, 8/25/2035 (a)	461	380
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (a) (e)	1,618	174
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	52	52
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (a)	565	587
Series 2003-AR15, Class 3A1, 4.15%, 6/25/2033 (a)	330	332
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	151	156
Series 2004-AR2, Class 2A1, 3.87%, 3/25/2034 (a)	542	551
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	497	503
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	296	300
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	318	331
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	236	253
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	263	274
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	307	320
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	992	124
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	666	8
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.39%, 2/25/2020 (a)	94	94
FHLMC REMIC
Series 2877, Class KO, PO, 3/15/2019	1	1
Series 2934, Class EC, PO, 2/15/2020	111	109
Series 2934, Class HI, IO, 5.00%, 2/15/2020	115	3
Series 2934, Class KI, IO, 5.00%, 2/15/2020	59	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 30, Class D, 9.50%, 2/15/2020	—	(b)	—	(b)
Series 2347, Class VP, 6.50%, 3/15/2020	8		8
Series 2967, Class JI, IO, 5.00%, 4/15/2020	35		1
Series 23, Class F, 9.60%, 4/15/2020	—	(b)	—	(b)
Series 3068, Class QB, 4.50%, 6/15/2020	22		22
Series 47, Class F, 10.00%, 6/15/2020	—	(b)	—	(b)
Series 77, Class H, 8.50%, 9/15/2020	—	(b)	—	(b)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 84, Class F, 9.20%, 10/15/2020	—	(b)	—	(b)
Series 81, Class A, 8.13%, 11/15/2020	—	(b)	—	(b)
Series 99, Class Z, 9.50%, 1/15/2021	—	(b)	—	(b)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.01%, 5/15/2021 (a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 26.99%, 5/15/2021 (a)	1		1
Series 1084, Class S, HB, IF, 35.94%, 5/15/2021 (a)	—	(b)	—	(b)
Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)
Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	3		4
Series 180, Class J, HB, 1,010.00%, 9/15/2021	—	(b)	—	(b)
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 6.92%, 11/15/2021 (a)	97		98
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (a)	—	(b)	—	(b)
Series 3511, IO, 5.00%, 12/15/2021	44		1
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	977		1,003
Series 2462, Class NB, 6.50%, 6/15/2022	70		73
Series 1343, Class LB, 7.50%, 8/15/2022	4		4
Series 1343, Class LA, 8.00%, 8/15/2022	8		9
Series 1395, Class G, 6.00%, 10/15/2022	4		4
Series 1374, Class Z, 7.00%, 10/15/2022	13		14
Series 1401, Class J, 7.00%, 10/15/2022	28		29
Series 2535, Class BK, 5.50%, 12/15/2022	36		38
Series 1470, Class F, 1.93%, 2/15/2023 (a)	1		2
Series 3422, Class LI, IO, 5.00%, 2/15/2023	10		—	(b)
Series 1466, Class PZ, 7.50%, 2/15/2023	53		57

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1798, Class F, 5.00%, 5/15/2023	22		23
Series 1518, Class G, IF, 6.85%, 5/15/2023 (a)	15		16
Series 1505, Class QB, IF, 15.95%, 5/15/2023 (a)	1		2
Series 204, Class E, HB, IF, 1,557.26%, 5/15/2023 (a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	81		84
Series 1526, Class L, 6.50%, 6/15/2023	8		9
Series 1541, Class O, 2.27%, 7/15/2023 (a)	17		17
Series 1677, Class Z, 7.50%, 7/15/2023	60		64
Series 1570, Class F, 2.43%, 8/15/2023 (a)	4		4
Series 1552, Class IA, IF, 15.79%, 8/15/2023 (a)	153		185
Series 1570, Class SA, HB, IF, 23.12%, 8/15/2023 (a)	10		12
Series 1578, Class K, 6.90%, 9/15/2023	40		42
Series 1578, Class V, IO, 7.00%, 9/15/2023	5		1
Series 2571, Class SK, HB, IF, 25.60%, 9/15/2023 (a)	25		33
Series 1591, Class PV, 6.25%, 10/15/2023	85		89
Series 1602, Class SA, IF, 16.05%, 10/15/2023 (a)	15		17
Series 1813, Class I, PO, 11/15/2023	175		164
Series 1813, Class J, IF, IO, 4.00%, 11/15/2023 (a)	675		40
Series 2720, Class PC, 5.00%, 12/15/2023	198		204
Series 1638, Class H, 6.50%, 12/15/2023	113		119
Series 1628, Class LZ, 6.50%, 12/15/2023	105		110
Series 2283, Class K, 6.50%, 12/15/2023	30		31
Series 1644, Class K, 6.75%, 12/15/2023	59		62
Series 1658, Class GZ, 7.00%, 1/15/2024	124		132
Series 1865, Class D, PO, 2/15/2024	6		6
Series 1760, Class ZD, 2.36%, 2/15/2024 (a)	186		184
Series 2756, Class NA, 5.00%, 2/15/2024	57		59
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	6		7
Series 1686, Class SH, IF, 14.60%, 2/15/2024 (a)	3		4
Series 1699, Class FC, 2.66%, 3/15/2024 (a)	7		7
Series 1695, Class EB, 7.00%, 3/15/2024	53		56
Series 2033, Class SN, HB, IF, 27.24%, 3/15/2024 (a)	4		1
Series 2306, Class K, PO, 5/15/2024	11		11
Series 2306, Class SE, IF, IO, 7.74%, 5/15/2024 (a)	28		4

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1745, Class D, 7.50%, 8/15/2024	17	19
Series 3614, Class QB, 4.00%, 12/15/2024	1,700	1,742
Series 2967, Class S, HB, IF, 22.48%, 4/15/2025 (a)	42	49
Series 3022, Class SX, IF, 11.72%, 8/15/2025 (a)	61	67
Series 1829, Class ZB, 6.50%, 3/15/2026	32	33
Series 1863, Class Z, 6.50%, 7/15/2026	68	75
Series 1899, Class ZE, 8.00%, 9/15/2026	34	38
Series 1963, Class Z, 7.50%, 1/15/2027	29	32
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	13	14
Series 1985, Class PR, IO, 8.00%, 7/15/2027	10	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	4,865	82
Series 1987, Class PE, 7.50%, 9/15/2027	14	16
Series 2038, Class PN, IO, 7.00%, 3/15/2028	8	1
Series 2042, Class T, 7.00%, 3/15/2028	6	7
Series 2040, Class PE, 7.50%, 3/15/2028	70	78
Series 2060, Class Z, 6.50%, 5/15/2028	24	26
Series 2061, Class DC, IO, 6.50%, 6/15/2028	56	6
Series 2075, Class PH, 6.50%, 8/15/2028	148	161
Series 2086, Class GB, 6.00%, 9/15/2028	24	26
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11	1
Series 2111, Class SB, IF, IO, 5.44%, 1/15/2029 (a)	136	14
Series 2110, Class PG, 6.00%, 1/15/2029	98	106
Series 2125, Class JZ, 6.00%, 2/15/2029	37	39
Series 2130, Class QS, 6.00%, 3/15/2029	82	88
Series 2132, Class ZL, 6.50%, 3/15/2029	23	24
Series 2132, Class SB, HB, IF, 21.53%, 3/15/2029 (a)	15	21
Series 2141, IO, 7.00%, 4/15/2029	3	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	216	240
Series 2163, Class PC, IO, 7.50%, 6/15/2029	12	1
Series 2178, Class PB, 7.00%, 8/15/2029	23	26
Series 2201, Class C, 8.00%, 11/15/2029	37	41
Series 2204, Class GB, IO, 8.27%, 12/20/2029 ‡ (a)	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	131	149
Series 2210, Class Z, 8.00%, 1/15/2030	70	80
Series 2224, Class CB, 8.00%, 3/15/2030	20	23
Series 2247, Class Z, 7.50%, 8/15/2030	17	19
Series 2256, Class MC, 7.25%, 9/15/2030	85	96
Series 2254, Class Z, 9.00%, 9/15/2030	128	152
Series 2259, Class ZM, 7.00%, 10/15/2030	80	90

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2271, Class PC, 7.25%, 12/15/2030	106	119
Series 2296, Class PD, 7.00%, 3/15/2031	32	35
Series 2303, Class ZD, 7.00%, 4/15/2031	473	530
Series 2694, Class BA, 4.00%, 6/15/2031	31	32
Series 2359, Class ZB, 8.50%, 6/15/2031	72	83
Series 2388, Class UZ, 8.50%, 6/15/2031	27	30
Series 2344, Class ZD, 6.50%, 8/15/2031	208	239
Series 2344, Class ZJ, 6.50%, 8/15/2031	22	24
Series 2345, Class NE, 6.50%, 8/15/2031	14	16
Series 2372, Class F, 2.56%, 10/15/2031 (a)	17	17
Series 2367, Class ZK, 6.00%, 10/15/2031	270	293
Series 2368, Class AS, IF, 15.57%, 10/15/2031 (a)	7	9
Series 2383, Class FD, 2.56%, 11/15/2031 (a)	16	16
Series 2399, Class TH, 6.50%, 1/15/2032	227	250
Series 2494, Class SX, IF, IO, 4.94%, 2/15/2032 (a)	563	77
Series 2410, Class OE, 6.38%, 2/15/2032	52	55
Series 2410, Class QX, IF, IO, 6.59%, 2/15/2032 (a)	43	8
Series 2410, Class QS, IF, 14.14%, 2/15/2032 (a)	51	64
Series 2433, Class SA, IF, 15.57%, 2/15/2032 (a)	110	145
Series 2431, Class F, 2.56%, 3/15/2032 (a)	770	774
Series 2464, Class FE, 3.06%, 3/15/2032 (a)	176	182
Series 2444, Class ES, IF, IO, 5.89%, 3/15/2032 (a)	48	8
Series 2450, Class SW, IF, IO, 5.94%, 3/15/2032 (a)	54	9
Series 2423, Class MC, 7.00%, 3/15/2032	62	69
Series 2423, Class MT, 7.00%, 3/15/2032	76	85
Series 3688, Class NI, IO, 5.00%, 4/15/2032	512	13
Series 2434, Class TC, 7.00%, 4/15/2032	87	96
Series 2436, Class MC, 7.00%, 4/15/2032	126	139
Series 2450, Class GZ, 7.00%, 5/15/2032	58	65
Series 3393, Class JO, PO, 9/15/2032	212	186
Series 2513, Class ZC, 5.50%, 10/15/2032	168	183
Series 2517, Class Z, 5.50%, 10/15/2032	131	135
Series 2835, Class QO, PO, 12/15/2032	67	56
Series 2552, Class FP, 3.06%, 1/15/2033 (a)	1,054	1,079
Series 2641, Class WI, IO, 5.00%, 1/15/2033	1	—	(b)
Series 2557, Class HL, 5.30%, 1/15/2033	630	676
Series 2994, Class FC, 2.46%, 2/15/2033 (a)	88	88
Series 2586, Class WI, IO, 6.50%, 3/15/2033	187	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2611, Class SQ, IF, 8.87%, 5/15/2033 (a)	43	50
Series 2631, Class SA, IF, 11.07%, 6/15/2033 (a)	32	38
Series 2692, Class SC, IF, 9.16%, 7/15/2033 (a)	102	113
Series 2671, Class S, IF, 10.98%, 9/15/2033 (a)	54	63
Series 2725, Class SC, IF, 5.95%, 11/15/2033 (a)	167	171
Series 2722, Class PF, 2.66%, 12/15/2033 (a)	1,322	1,330
Series 2802, Class ZY, 6.00%, 5/15/2034	247	254
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	1,856	1,983
Series 2990, Class SL, IF, 16.93%, 6/15/2034 (a)	79	90
Series 3611, PO, 7/15/2034	270	229
Series 3305, Class MB, IF, 4.54%, 7/15/2034 (a)	92	97
Series 3659, Class VG, 5.00%, 9/15/2034	5,900	6,159
Series 2949, Class YZ, 5.50%, 3/15/2035	8,020	8,681
Series 3077, Class TO, PO, 4/15/2035	211	191
Series 2990, Class WP, IF, 11.71%, 6/15/2035 (a)	4	4
Series 3035, Class Z, 5.85%, 9/15/2035	1,151	1,269
Series 3117, Class EO, PO, 2/15/2036	170	145
Series 3117, Class OG, PO, 2/15/2036	227	203
Series 3117, Class OK, PO, 2/15/2036	173	146
Series 3143, Class BC, 5.50%, 2/15/2036	319	341
Series 3122, Class OH, PO, 3/15/2036	38	33
Series 3134, PO, 3/15/2036	25	22
Series 3152, Class MO, PO, 3/15/2036	311	264
Series 3122, Class ZB, 6.00%, 3/15/2036	23	31
Series 3138, PO, 4/15/2036	105	92
Series 3607, Class AO, PO, 4/15/2036	222	185
Series 3607, Class BO, PO, 4/15/2036	222	188
Series 3137, Class XP, 6.00%, 4/15/2036	975	1,068
Series 3219, Class DI, IO, 6.00%, 4/15/2036	152	31
Series 3149, Class SO, PO, 5/15/2036	61	46
Series 3151, PO, 5/15/2036	259	219
Series 3153, Class EO, PO, 5/15/2036	149	124
Series 3210, PO, 5/15/2036	248	236
Series 3604, PO, 5/15/2036	232	206
Series 3998, Class GF, 2.51%, 5/15/2036 (a)	1,267	1,273
Series 3171, Class MO, PO, 6/15/2036	165	148

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3179, Class OA, PO, 7/15/2036	116	100
Series 3194, Class SA, IF, IO, 5.04%, 7/15/2036 (a)	57	4
Series 3200, PO, 8/15/2036	202	174
Series 3232, Class ST, IF, IO, 4.64%, 10/15/2036 (a)	217	32
Series 3237, Class AO, PO, 11/15/2036	288	248
Series 3704, Class DT, 7.50%, 11/15/2036	1,205	1,364
Series 3704, Class ET, 7.50%, 12/15/2036	899	1,042
Series 3260, Class CS, IF, IO, 4.08%, 1/15/2037 (a)	150	20
Series 3262, Class SG, IF, IO, 4.34%, 1/15/2037 (a)	47	4
Series 3274, Class JO, PO, 2/15/2037	47	41
Series 3274, Class MO, PO, 2/15/2037	92	82
Series 3275, Class FL, 2.50%, 2/15/2037 (a)	45	45
Series 3288, Class GS, IF, 3.12%, 3/15/2037 (a)	38	37
Series 3290, Class SB, IF, IO, 4.39%, 3/15/2037 (a)	361	46
Series 3373, Class TO, PO, 4/15/2037	193	163
Series 3316, Class JO, PO, 5/15/2037	30	27
Series 3607, PO, 5/15/2037	554	466
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	1,060	1,174
Series 3759, Class HI, IO, 4.00%, 8/15/2037	368	7
Series 3371, Class FA, 2.66%, 9/15/2037 (a)	62	62
Series 3760, Class GI, IO, 4.00%, 10/15/2037	168	2
Series 3385, Class SN, IF, IO, 3.94%, 11/15/2037 (a)	140	11
Series 3387, Class SA, IF, IO, 4.36%, 11/15/2037 (a)	289	27
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	1,202	9
Series 3404, Class SC, IF, IO, 3.94%, 1/15/2038 (a)	411	50
Series 3451, Class SA, IF, IO, 3.99%, 5/15/2038 (a)	106	11
Series 3537, Class MI, IO, 5.00%, 6/15/2038	705	117
Series 3461, Class LZ, 6.00%, 6/15/2038	136	148
Series 3481, Class SJ, IF, IO, 3.79%, 8/15/2038 (a)	570	60
Series 3895, Class WA, 5.72%, 10/15/2038 (a)	326	352
Series 3546, Class A, 3.38%, 2/15/2039 (a)	88	90

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3511, Class SA, IF, IO, 3.94%, 2/15/2039 (a)	127		15
Series 3531, Class SA, IF, IO, 4.24%, 5/15/2039 (a)	434		25
Series 3549, Class FA, 3.26%, 7/15/2039 (a)	78		80
Series 4580, Class PT, 7.08%, 8/15/2039 (a)	2,677		2,928
Series 3572, Class JS, IF, IO, 4.74%, 9/15/2039 (a)	551		53
Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,077		138
Series 3621, Class BO, PO, 1/15/2040	281		242
Series 3621, PO, 1/15/2040	377		321
Series 3623, Class LO, PO, 1/15/2040	364		318
Series 3632, Class BS, IF, 10.62%, 2/15/2040 (a)	1,142		1,321
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,780		309
Series 3966, Class BF, 2.56%, 10/15/2040 (a)	1,221		1,228
Series 3740, Class SC, IF, IO, 3.94%, 10/15/2040 (a)	896		106
Series 3747, Class PY, 4.00%, 10/15/2040	1,500		1,522
Series 3747, Class CY, 4.50%, 10/15/2040	2,373		2,548
Series 3753, PO, 11/15/2040	2,485		2,003
Series 3789, Class EZ, 4.00%, 11/15/2040	406		406
Series 3770, Class PY, 5.00%, 12/15/2040	1,655		1,835
Series 3860, Class PZ, 5.00%, 5/15/2041	2,872		3,133
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	184		186
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	360		378
Series 3966, Class NA, 4.00%, 12/15/2041	2,448		2,531
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		994
Series 4126, Class JB, 2.50%, 11/15/2042	321		282
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		915
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,042
Series 4280, Class EO, PO, 12/15/2043	2,047		1,598
Series 4281, Class OB, PO, 12/15/2043	2,221		1,708
FHLMC STRIPS
Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)
Series 243, Class 16, IO, 4.50%, 11/15/2020	23		—	(b)
Series 243, Class 17, IO, 4.50%, 12/15/2020	48		1
Series 134, Class B, IO, 9.00%, 4/1/2022	1		—	(b)
Series 191, IO, 8.00%, 1/1/2028	721		150
Series 197, PO, Zero Coupon, 4/1/2028	287		256

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 233, Class 11, IO, 5.00%, 9/15/2035	342	65
Series 233, Class 12, IO, 5.00%, 9/15/2035	197	43
Series 233, Class 13, IO, 5.00%, 9/15/2035	459	95
Series 239, Class S30, IF, IO, 5.64%, 8/15/2036 (a)	648	109
Series 262, Class 35, 3.50%, 7/15/2042	18,721	18,691
Series 299, Class 300, 3.00%, 1/15/2043	1,066	1,047
Series 310, PO, Zero Coupon, 9/15/2043	2,373	1,868
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.54%, 7/25/2032 (a)	219	232
Series T-76, Class 2A, 4.26%, 10/25/2037 (a)	2,740	2,782
Series T-42, Class A5, 7.50%, 2/25/2042	775	884
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	61	71
Series T-54, Class 2A, 6.50%, 2/25/2043	1,349	1,526
Series T-54, Class 3A, 7.00%, 2/25/2043	627	704
Series T-56, Class A5, 5.23%, 5/25/2043	1,158	1,205
Series T-58, Class APO, PO, 9/25/2043	100	80
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	50	56
Series T-59, Class 1AP, PO, 10/25/2043	99	52
Series T-62, Class 1A1, 2.95%, 10/25/2044 (a)	1,323	1,318
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.75%, 10/25/2034 (a)	375	372
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	296	248
Series 2007-FA4, Class 1A2, IF, IO, 3.59%, 8/25/2037 ‡ (a)	4,356	722
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (a)	146	147
Series 2005-AR1, Class 2A2, 3.97%, 4/25/2035 (a)	243	248
FN 9/25/2028 (f)	5,000	5,048
FNMA Grantor Trust
Series 2001-T7, Class A1, 7.50%, 2/25/2041	443	500
Series 2001-T12, Class A2, 7.50%, 8/25/2041	324	368
Series 2001-T10, PO, 12/25/2041	20	18
Series 2002-T4, Class A2, 7.00%, 12/25/2041	185	206
Series 2002-T4, Class A3, 7.50%, 12/25/2041	432	487
Series 2002-T16, Class A2, 7.00%, 7/25/2042	160	181

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-T19, Class A2, 7.00%, 7/25/2042	348		389
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	363		395
Series 2004-T3, Class PT1, 10.52%, 1/25/2044 (a)	248		288
FNMA REMIC
Series 1989-27, Class Y, 6.90%, 6/25/2019	—	(b)	—	(b)
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(b)	—	(b)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(b)	—	(b)
Series 1999-57, Class Z, 7.50%, 12/25/2019	8		8
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	5		6
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, IF, 18.50%, 11/25/2020 (a)	1		1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(b)	—	(b)
Series 1991-44, Class G, 8.50%, 5/25/2021	9		10
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	12		12
Series G92-14, Class Z, 7.00%, 2/25/2022	1		1
Series G92-12, Class B, 7.70%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	48		46
Series 1992-101, Class J, 7.50%, 6/25/2022	2		2
Series G92-42, Class Z, 7.00%, 7/25/2022	3		3
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series G92-54, Class ZQ, 7.50%, 9/25/2022	11		12
Series G92-62, Class B, PO, 10/25/2022	3		3
Series G92-61, Class Z, 7.00%, 10/25/2022	36		38
Series G93-1, Class KA, 7.90%, 1/25/2023	24		25
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 6.65%, 2/25/2023 (a)	19		20
Series 2003-26, Class XS, IF, IO, 4.99%, 3/25/2023 (a)	29		—	(b)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-25, Class J, 7.50%, 3/25/2023	44	47
Series 1993-31, Class K, 7.50%, 3/25/2023	7	7
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	17	18
Series 1993-54, Class Z, 7.00%, 4/25/2023	84	88
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (a)	38	9
Series 1993-62, Class SA, IF, 18.35%, 4/25/2023 (a)	4	5
Series 1993-97, Class FA, 3.31%, 5/25/2023 (a)	5	5
Series 2008-47, Class SI, IF, IO, 4.44%, 6/25/2023(a)	184	6
Series 1993-162, Class F, 3.01%, 8/25/2023 (a)	11	11
Series 1996-14, Class SE, IF, IO, 7.79%, 8/25/2023 (a)	59	8
Series 1993-228, Class G, PO, 9/25/2023	4	4
Series 2008-76, Class GF, 2.71%, 9/25/2023 (a)	6	6
Series 1993-165, Class SD, IF, 12.88%, 9/25/2023 (a)	2	2
Series 2000-18, Class EC, PO, 10/25/2023	114	107
Series 1993-179, Class SB, HB, IF, 25.66%, 10/25/2023 (a)	19	23
Series 1993-230, Class FA, 2.66%, 12/25/2023 (a)	3	3
Series 2002-1, Class UD, IF, 17.27%, 12/25/2023 (a)	26	31
Series 1994-26, Class J, PO, 1/25/2024	259	243
Series 2009-9, IO, 5.00%, 2/25/2024	136	4
Series 2009-12, IO, 4.50%, 3/25/2024	27	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	26	28
Series G94-7, Class PJ, 7.50%, 5/17/2024	149	160
Series 2004-53, Class NC, 5.50%, 7/25/2024	159	165
Series 1995-2, Class Z, 8.50%, 1/25/2025	9	10
Series 2006-72, Class HO, PO, 8/25/2026	95	87
Series 2011-21, Class CV, 4.50%, 9/25/2026	790	791
Series 2006-94, Class GI, IF, IO, 4.59%, 10/25/2026 (a)	1,085	90
Series 2006-94, Class GK, HB, IF, 22.93%, 10/25/2026 (a)	45	58
Series G97-2, Class ZA, 8.50%, 2/17/2027	34	39
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	13	—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	6	7
Series 1997-24, Class Z, 8.00%, 4/18/2027	7	8

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-46, Class Z, 7.50%, 6/17/2027	174	189
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6	1
Series 1998-30, Class ZA, 6.50%, 5/20/2028	396	426
Series 1998-36, Class ZB, 6.00%, 7/18/2028	52	56
Series 2002-7, Class FD, 2.76%, 4/25/2029 (a)	113	115
Series 1999-62, Class PB, 7.50%, 12/18/2029	44	49
Series 2000-52, IO, 8.50%, 1/25/2031	7	2
Series 2002-60, Class FA, 2.81%, 2/25/2031 (a)	366	373
Series 2002-60, Class FB, 2.81%, 2/25/2031 (a)	366	373
Series 2001-4, Class ZA, 6.50%, 3/25/2031	349	386
Series 2001-7, Class PF, 7.00%, 3/25/2031	27	30
Series 2002-50, Class ZA, 6.00%, 5/25/2031	551	593
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	40	9
Series 2001-49, Class LZ, 8.50%, 7/25/2031	79	89
Series 2001-38, Class FB, 2.56%, 8/25/2031 (a)	128	128
Series 2001-36, Class DE, 7.00%, 8/25/2031	67	74
Series 2001-44, Class PD, 7.00%, 9/25/2031	29	32
Series 2001-44, Class PU, 7.00%, 9/25/2031	73	82
Series 2001-53, Class FX, 2.41%, 10/25/2031 (a)	301	301
Series 2003-52, Class SX, IF, 16.76%, 10/25/2031 (a)	18	24
Series 2001-61, Class Z, 7.00%, 11/25/2031	170	191
Series 2001-72, Class SX, IF, 12.66%, 12/25/2031 (a)	16	19
Series 2002-1, Class SA, IF, 18.48%, 2/25/2032 (a)	8	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	215	10
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	12	14
Series 2002-30, Class Z, 6.00%, 5/25/2032	299	327
Series 2002-37, Class Z, 6.50%, 6/25/2032	20	22
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	426	62

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-61, Class FH, 2.86%, 11/25/2032 (a)	1,636	1,670
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,818	1,996
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	65	72
Series 2004-59, Class BG, PO, 12/25/2032	97	83
Series 2002-77, Class S, IF, 10.70%, 12/25/2032 (a)	46	52
Series 2003-2, Class F, 2.81%, 2/25/2033 (a)	722	736
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	413	47
Series 2003-22, Class UD, 4.00%, 4/25/2033	545	558
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	29	6
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	649	155
Series 2004-4, Class QI, IF, IO, 5.04%, 6/25/2033 (a)	260	12
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	849	202
Series 2004-4, Class QM, IF, 10.07%, 6/25/2033 (a)	65	69
Series 2004-36, Class SN, IF, 10.07%, 7/25/2033 (a)	22	22
Series 2003-132, Class OA, PO, 8/25/2033	35	33
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	292	50
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	81	9
Series 2003-74, Class SH, IF, 6.45%, 8/25/2033 (a)	27	30
Series 2003-86, Class ZA, 5.50%, 9/25/2033	300	318
Series 2003-91, Class SD, IF, 9.06%, 9/25/2033 (a)	46	50
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,843	1,983
Series 2003-116, Class SB, IF, IO, 5.54%, 11/25/2033 (a)	343	55
Series 2006-44, Class P, PO, 12/25/2033	633	531
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,920	2,125
Series 2004-87, Class F, 2.81%, 1/25/2034 (a)	263	268
Series 2003-130, Class SX, IF, 8.42%, 1/25/2034 (a)	25	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-131, Class SK, IF, 12.07%, 1/25/2034 (a)	44	48
Series 2004-10, Class SC, HB, IF, 20.34%, 2/25/2034 (a)	39	40
Series 2004-46, Class EP, PO, 3/25/2034	225	202
Series 2004-28, Class PF, 2.46%, 3/25/2034 (a)	562	564
Series 2004-17, Class H, 5.50%, 4/25/2034	500	541
Series 2004-25, Class SA, IF, 13.85%, 4/25/2034 (a)	155	191
Series 2004-46, Class SK, IF, 10.82%, 5/25/2034 (a)	66	75
Series 2004-36, Class SA, IF, 13.85%, 5/25/2034 (a)	225	293
Series 2004-46, Class QB, IF, 15.74%, 5/25/2034 (a)	112	138
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,299	2,433
Series 2004-51, Class SY, IF, 10.11%, 7/25/2034 (a)	28	32
Series 2014-44, Class B, 2.50%, 8/25/2034	928	856
Series 2005-67, Class HG, 5.50%, 1/25/2035	140	143
Series 2005-7, Class LO, PO, 2/25/2035	724	640
Series 2005-15, Class MO, PO, 3/25/2035	131	118
Series 2005-13, Class FL, 2.46%, 3/25/2035 (a)	130	131
Series 2006-60, Class DO, PO, 4/25/2035	78	76
Series 2005-74, Class SK, IF, 14.45%, 5/25/2035 (a)	355	415
Series 2005-52, Class PA, 6.50%, 6/25/2035	2	2
Series 2005-56, Class S, IF, IO, 4.65%, 7/25/2035 (a)	451	58
Series 2005-66, Class SV, IF, IO, 4.69%, 7/25/2035 (a)	536	45
Series 2005-103, Class SC, IF, 7.40%, 7/25/2035 (a)	312	330
Series 2005-66, Class SG, IF, 12.21%, 7/25/2035 (a)	144	180
Series 2005-68, Class PG, 5.50%, 8/25/2035	427	457
Series 2005-73, Class PS, IF, 11.54%, 8/25/2035 (a)	112	130
Series 2005-90, PO, 9/25/2035	214	199
Series 2005-90, Class AO, PO, 10/25/2035	71	65
Series 2010-39, Class OT, PO, 10/25/2035	215	189
Series 2005-84, Class XM, 5.75%, 10/25/2035	265	285

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-90, Class ES, IF, 11.71%, 10/25/2035 (a)	413	492
Series 2005-106, Class US, IF, 17.00%, 11/25/2035 (a)	274	355
Series 2006-15, Class OT, PO, 1/25/2036	21	21
Series 2006-8, Class WQ, PO, 3/25/2036	621	502
Series 2006-8, Class WN, IF, IO, 4.64%, 3/25/2036 (a)	2,276	377
Series 2006-16, Class HZ, 5.50%, 3/25/2036	252	269
Series 2006-23, Class KO, PO, 4/25/2036	113	101
Series 2006-27, Class OH, PO, 4/25/2036	268	237
Series 2006-44, Class GO, PO, 6/25/2036	262	222
Series 2006-50, Class JO, PO, 6/25/2036	148	123
Series 2006-50, Class PS, PO, 6/25/2036	215	189
Series 2006-53, Class US, IF, IO, 4.52%, 6/25/2036 (a)	407	52
Series 2007-101, Class A2, 2.31%, 6/27/2036 (a)	376	370
Series 2006-58, PO, 7/25/2036	271	231
Series 2006-113, PO, 7/25/2036	96	93
Series 2006-58, Class AP, PO, 7/25/2036	91	79
Series 2006-65, Class QO, PO, 7/25/2036	106	91
Series 2006-56, Class FT, 2.81%, 7/25/2036 (a)	1,015	1,096
Series 2006-63, Class ZH, 6.50%, 7/25/2036	312	352
Series 2006-72, Class GO, PO, 8/25/2036	190	168
Series 2006-72, Class TO, PO, 8/25/2036	121	108
Series 2006-79, Class DO, PO, 8/25/2036	173	152
Series 2007-7, Class SG, IF, IO, 4.44%, 8/25/2036 (a)	254	54
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,101	1,205
Series 2006-78, Class BZ, 6.50%, 8/25/2036	253	274
Series 2006-86, Class OB, PO, 9/25/2036	228	203
Series 2006-90, Class AO, PO, 9/25/2036	205	183
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,277	241
Series 2006-110, PO, 11/25/2036	132	112
Series 2006-111, Class EO, PO, 11/25/2036	73	63
Series 2006-105, Class ME, 5.50%, 11/25/2036	1,267	1,404
Series 2006-115, Class OK, PO, 12/25/2036	268	221
Series 2006-119, PO, 12/25/2036	81	72
Series 2006-118, Class A2, 2.12%, 12/25/2036 (a)	173	171

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-120, Class PF, 2.31%, 12/25/2036 (a)	251	251
Series 2006-117, Class GS, IF, IO, 4.59%, 12/25/2036 (a)	272	34
Series 2006-120, IO, 6.50%, 12/25/2036	484	99
Series 2015-91, Class AC, 7.50%, 12/25/2036 (a)	3,234	3,561
Series 2006-126, Class AO, PO, 1/25/2037	479	425
Series 2007-1, Class SD, HB, IF, 26.61%, 2/25/2037 (a)	33	79
Series 2007-14, Class OP, PO, 3/25/2037	147	129
Series 2007-16, Class FC, 2.81%, 3/25/2037 (a)	77	80
Series 2007-22, Class SC, IF, IO, 4.02%, 3/25/2037 (a)	88	5
Series 2007-14, Class ES, IF, IO, 4.38%, 3/25/2037 (a)	629	87
Series 2009-63, Class P, 5.00%, 3/25/2037	43	45
Series 2007-18, Class MZ, 6.00%, 3/25/2037	587	627
Series 2007-39, Class EF, 2.31%, 5/25/2037 (a)	55	55
Series 2007-46, Class ZK, 5.50%, 5/25/2037	1,059	1,091
Series 2007-54, Class FA, 2.46%, 6/25/2037 (a)	202	203
Series 2007-54, Class WI, IF, IO, 4.04%, 6/25/2037 (a)	625	80
Series 2007-64, Class FB, 2.43%, 7/25/2037 (a)	272	272
Series 2007-72, Class EK, IF, IO, 4.34%, 7/25/2037 (a)	1,349	186
Series 2007-65, Class KI, IF, IO, 4.56%, 7/25/2037 (a)	312	36
Series 2007-60, Class AX, IF, IO, 5.09%, 7/25/2037 (a)	453	87
Series 2007-76, Class ZG, 6.00%, 8/25/2037	499	544
Series 2007-78, Class CB, 6.00%, 8/25/2037	154	168
Series 2007-79, Class SB, IF, 16.45%, 8/25/2037 (a)	47	63
Series 2007-88, Class VI, IF, IO, 4.48%, 9/25/2037 (a)	213	35
Series 2009-86, Class OT, PO, 10/25/2037	720	634
Series 2007-100, Class SM, IF, IO, 4.39%, 10/25/2037 (a)	572	73
Series 2007-91, Class ES, IF, IO, 4.40%, 10/25/2037 (a)	703	87

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-106, Class A7, 6.05%, 10/25/2037 (a)	102	109
Series 2007-112, Class SA, IF, IO, 4.39%, 12/25/2037 (a)	1,264	164
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (a)	1,302	47
Series 2008-1, Class BI, IF, IO, 3.85%, 2/25/2038 (a)	429	47
Series 2008-12, Class CO, PO, 3/25/2038	867	729
Series 2008-16, Class IS, IF, IO, 4.14%, 3/25/2038 (a)	225	27
Series 2008-10, Class XI, IF, IO, 4.17%, 3/25/2038 (a)	178	19
Series 2008-20, Class SA, IF, IO, 4.93%, 3/25/2038 (a)	385	61
Series 2009-79, Class UA, 7.00%, 3/25/2038	49	55
Series 2008-32, Class SA, IF, IO, 4.79%, 4/25/2038 (a)	66	7
Series 2008-27, Class SN, IF, IO, 4.84%, 4/25/2038 (a)	122	13
Series 2008-44, PO, 5/25/2038	25	21
Series 2008-53, Class CI, IF, IO, 5.14%, 7/25/2038 (a)	184	26
Series 2011-47, Class ZA, 5.50%, 7/25/2038	693	747
Series 2008-80, Class SA, IF, IO, 3.79%, 9/25/2038 (a)	353	37
Series 2008-81, Class SB, IF, IO, 3.79%, 9/25/2038 (a)	197	17
Series 2008-80, Class GP, 6.25%, 9/25/2038	34	37
Series 2010-148, Class MA, 4.00%, 2/25/2039	216	219
Series 2009-6, Class GS, IF, IO, 4.49%, 2/25/2039 (a)	185	27
Series 2009-4, Class BD, 4.50%, 2/25/2039	47	49
Series 2012-58, Class FA, 2.56%, 3/25/2039 (a)	899	904
Series 2009-17, Class QS, IF, IO, 4.59%, 3/25/2039 (a)	270	40
Series 2009-62, Class HJ, 6.00%, 5/25/2039	259	275
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	473	102
Series 2009-47, Class MT, 7.00%, 7/25/2039	36	40
Series 2009-69, PO, 9/25/2039	169	150
Series 2009-84, Class WS, IF, IO, 3.84%, 10/25/2039 (a)	163	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	298	56
Series 2009-92, Class AD, 6.00%, 11/25/2039	325	347
Series 2009-103, Class MB, 3.92%, 12/25/2039 (a)	1,196	1,279
Series 2009-99, Class SC, IF, IO, 4.12%, 12/25/2039 (a)	128	13
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	602	658
Series 2009-113, Class FB, 2.61%, 1/25/2040 (a)	174	176
Series 2009-112, Class ST, IF, IO, 4.19%, 1/25/2040 (a)	368	46
Series 2010-23, Class KS, IF, IO, 5.04%, 2/25/2040 (a)	330	31
Series 2010-1, Class WA, 6.22%, 2/25/2040 (a)	1,383	1,525
Series 2010-16, Class WB, 6.22%, 3/25/2040(a)	2,114	2,348
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	1,093	1,223
Series 2010-49, Class SC, IF, 8.53%, 3/25/2040 (a)	562	612
Series 2010-40, Class FJ, 2.66%, 4/25/2040 (a)	322	325
Series 2010-35, Class SB, IF, IO, 4.36%, 4/25/2040 (a)	316	38
Series 2010-43, Class FD, 2.66%, 5/25/2040 (a)	629	637
Series 2010-42, Class S, IF, IO, 4.34%, 5/25/2040 (a)	137	19
Series 2010-61, Class WA, 5.98%, 6/25/2040 (a)	426	465
Series 2010-68, Class SA, IF, IO, 2.94%, 7/25/2040 (a)	1,501	148
Series 2010-103, Class ME, 4.00%, 9/25/2040	1,085	1,101
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,775	1,962
Series 2010-125, Class SA, IF, IO, 2.38%, 11/25/2040 (a)	1,696	92
Series 2010-123, Class FL, 2.49%, 11/25/2040 (a)	139	140
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	2,882
Series 2010-147, Class SA, IF, IO, 4.47%, 1/25/2041 (a)	3,142	539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,798
Series 2011-30, Class LS, IO, 1.34%, 4/25/2041 (a)	1,216	64
Series 2011-75, Class FA, 2.61%, 8/25/2041 (a)	245	247
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,360	1,542
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,297	2,606
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,308	2,576
Series 2012-99, Class BY, 2.50%, 9/25/2042	2,563	2,281
Series 2003-7, Class A1, 6.50%, 12/25/2042	267	294
Series 2013-2, Class LZ, 3.00%, 2/25/2043	536	493
Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,292	4,311
Series 2013-92, PO, 9/25/2043	2,448	1,896
Series 2013-101, Class DO, PO, 10/25/2043	2,523	1,930
Series 2013-135, PO, 1/25/2044	4,222	3,213
Series 2015-85, Class HD, 3.00%, 11/25/2045	891	788
Series 2010-103, Class SB, IF, IO, 4.04%, 11/25/2049 (a)	888	76
Series 2011-2, Class WA, 5.81%, 2/25/2051 (a)	267	280
Series 2011-43, Class WA, 5.78%, 5/25/2051 (a)	374	404
Series 2011-58, Class WA, 5.43%, 7/25/2051 (a)	587	629
Series 2012-21, Class WA, 5.60%, 3/25/2052 (a)	1,190	1,281
FNMA REMIC Trust
Series 2004-W4, Class A7, 5.50%, 6/25/2034	1,027	1,089
Series 2007-W2, Class 1A1, 2.38%, 3/25/2037 (a)	310	310
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	155	169
Series 2007-W7, Class 1A4, HB, IF, 26.79%, 7/25/2037 (a)	25	38
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	616	646
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	2,224	53
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (a)	35	39
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (a)	244	255

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (a)	157	171
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	563	631
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	258	287
Series 2006-W3, Class 1AF1, 2.30%, 10/25/2046 (a)	195	194
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,431	1,576
FNMA STRIPS
Series 356, Class 39, IO, 5.00%, 1/25/2020	96	2
Series 368, Class 3, IO, 4.50%, 11/25/2020	8	—	(b)
Series 345, Class 24, IO, 5.00%, 8/25/2022 (a)	2	—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	95	13
Series 218, Class 2, IO, 7.50%, 4/25/2023	123	15
Series 265, Class 2, 9.00%, 3/25/2024	4	4
Series 300, Class 1, PO, 9/25/2024	125	117
Series 293, Class 1, PO, 12/25/2024	256	240
Series 285, Class 1, PO, 2/25/2027	7	7
Series 331, Class 13, IO, 7.00%, 11/25/2032	191	39
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	96	19
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	210	42
Series 356, Class 3, IO, 5.00%, 1/25/2035	264	53
Series 365, Class 8, IO, 5.50%, 5/25/2036	337	77
Series 373, Class 1, PO, 7/25/2036	2,064	1,758
Series 374, Class 5, IO, 5.50%, 8/25/2036	122	28
Series 393, Class 6, IO, 5.50%, 4/25/2037	60	10
Series 383, Class 32, IO, 6.00%, 1/25/2038	284	61
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	340	383
Series 2003-W8, Class 3F1, 2.46%, 5/25/2042 (a)	223	221
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	257	281
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	217	245
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	281	313
Series 2005-W3, Class 2AF, 2.28%, 3/25/2045 (a)	558	556
Series 2005-W4, Class 3A, 3.75%, 6/25/2045 (a)	1,482	1,564

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	208	225
Series 2006-W2, Class 1AF1, 2.28%, 2/25/2046 (a)	304	304
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.06%, 12/19/2033 (a)	586	590
Series 2003-J8, Class A, 5.25%, 12/25/2033	27	28
Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (a)	849	833
GNMA
Series 2002-33, Class SY, IF, 9.00%, 2/26/2023 (a)	11	13
Series 2008-36, Class AY, 5.00%, 4/16/2023	220	222
Series 1994-7, Class PQ, 6.50%, 10/16/2024	287	302
Series 1999-4, Class ZB, 6.00%, 2/20/2029	110	110
Series 2000-21, Class Z, 9.00%, 3/16/2030	236	236
Series 2002-31, Class SE, IF, IO, 5.44%, 4/16/2030 (a)	311	30
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	7	1
Series 2000-36, Class HC, 7.33%, 11/20/2030	19	22
Series 2001-21, Class PE, 6.50%, 5/16/2031	386	422
Series 2001-36, Class S, IF, IO, 5.99%, 8/16/2031 (a)	67	15
Series 2001-35, Class SA, IF, IO, 6.19%, 8/16/2031 (a)	64	1
Series 2002-24, Class AG, IF, IO, 5.89%, 4/16/2032 (a)	213	34
Series 2002-24, Class Z, 8.50%, 4/16/2032	192	221
Series 2002-24, Class SB, IF, 8.83%, 4/16/2032 (a)	60	66
Series 2002-41, Class LS, IF, 9.00%, 6/16/2032 (a)	42	51
Series 2002-45, Class QE, 6.50%, 6/20/2032	75	84
Series 2002-47, Class PG, 6.50%, 7/16/2032	90	102
Series 2010-14, Class AO, PO, 12/20/2032	63	61
Series 2003-11, Class SK, IF, IO, 5.64%, 2/16/2033 (a)	378	43
Series 2008-29, PO, 2/17/2033	84	80
Series 2003-24, PO, 3/16/2033	10	9
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	354	64

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-90, PO, 10/20/2033	27	24
Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	1,220	1,333
Series 2003-112, Class SA, IF, IO, 4.49%, 12/16/2033 (a)	416	55
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034 (a)	66	67
Series 2004-28, Class S, IF, 13.99%, 4/16/2034 (a)	101	133
Series 2004-46, Class AO, PO, 6/20/2034	140	121
Series 2004-73, Class AE, IF, 10.60%, 8/17/2034 (a)	60	64
Series 2010-103, Class WA, 5.72%, 8/20/2034 (a)	651	703
Series 2004-73, Class JL, IF, IO, 4.49%, 9/16/2034 (a)	1,360	185
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	34	36
Series 2004-90, Class SI, IF, IO, 4.02%, 10/20/2034 (a)	436	55
Series 2005-26, Class VI, IO, 5.50%, 1/20/2035	7	—	(b)
Series 2005-68, Class DP, IF, 11.46%, 6/17/2035 (a)	148	165
Series 2010-14, Class CO, PO, 8/20/2035	1,056	912
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035	1,389	268
Series 2005-68, Class KI, IF, IO, 4.22%, 9/20/2035 (a)	840	105
Series 2005-72, Class AZ, 5.50%, 9/20/2035	998	1,056
Series 2005-85, IO, 5.50%, 11/16/2035	342	78
Series 2010-14, Class BO, PO, 11/20/2035	161	137
Series 2006-16, Class OP, PO, 3/20/2036	147	131
Series 2006-22, Class AO, PO, 5/20/2036	97	86
Series 2006-38, Class SW, IF, IO, 4.42%, 6/20/2036 (a)	249	14
Series 2006-34, PO, 7/20/2036	88	77
Series 2006-59, Class SD, IF, IO, 4.62%, 10/20/2036 (a)	125	12
Series 2011-22, Class WA, 5.90%, 2/20/2037 (a)	1,740	1,913
Series 2007-57, PO, 3/20/2037	413	366
Series 2007-17, Class JO, PO, 4/16/2037	107	91
Series 2007-17, Class JI, IF, IO, 4.75%, 4/16/2037 (a)	782	117
Series 2010-129, Class AW, 6.04%, 4/20/2037 (a)	688	742

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-31, Class AO, PO, 5/16/2037	493	441
Series 2007-25, Class FN, 2.36%, 5/16/2037 (a)	82	81
Series 2007-28, Class BO, PO, 5/20/2037	20	17
Series 2007-26, Class SC, IF, IO, 4.12%, 5/20/2037 (a)	415	45
Series 2007-36, Class HO, PO, 6/16/2037	22	19
Series 2007-36, Class SE, IF, IO, 4.41%, 6/16/2037 (a)	436	52
Series 2007-36, Class SG, IF, IO, 4.39%, 6/20/2037 (a)	591	85
Series 2007-45, Class QA, IF, IO, 4.56%, 7/20/2037 (a)	169	19
Series 2007-40, Class SD, IF, IO, 4.67%, 7/20/2037 (a)	420	53
Series 2007-42, Class SB, IF, IO, 4.67%, 7/20/2037 (a)	414	48
Series 2007-50, Class AI, IF, IO, 4.70%, 8/20/2037 (a)	277	32
Series 2008-20, PO, 9/20/2037	95	89
Series 2007-53, Class SW, IF, 13.97%, 9/20/2037 (a)	56	66
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	333	38
Series 2009-79, Class OK, PO, 11/16/2037	288	249
Series 2007-74, Class SL, IF, IO, 4.48%, 11/16/2037 (a)	1,020	102
Series 2007-76, Class SA, IF, IO, 4.45%, 11/20/2037 (a)	321	39
Series 2007-79, Class SY, IF, IO, 4.47%, 12/20/2037 (a)	463	59
Series 2008-2, Class MS, IF, IO, 5.10%, 1/16/2038 (a)	235	34
Series 2008-1, PO, 1/20/2038	59	51
Series 2015-137, Class WA, 5.49%, 1/20/2038 (a)	536	582
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	787	163
Series 2008-10, Class S, IF, IO, 3.75%, 2/20/2038 (a)	185	20
Series 2009-106, Class ST, IF, IO, 3.92%, 2/20/2038 (a)	1,118	128
Series 2008-33, Class XS, IF, IO, 5.64%, 4/16/2038 (a)	173	26
Series 2008-36, Class SH, IF, IO, 4.22%, 4/20/2038 (a)	408	49
Series 2012-52, Class WA, 6.15%, 4/20/2038 (a)	4,323	4,816

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (a)	1,580	201
Series 2008-55, Class SA, IF, IO, 4.12%, 6/20/2038 (a)	201	21
Series 2008-62, Class SA, IF, IO, 4.07%, 7/20/2038 (a)	1,297	179
Series 2008-71, Class SC, IF, IO, 3.92%, 8/20/2038 (a)	77	7
Series 2012-59, Class WA, 5.56%, 8/20/2038 (a)	892	979
Series 2009-25, Class SE, IF, IO, 5.52%, 9/20/2038 (a)	195	28
Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	1,995	2,205
Series 2008-93, Class AS, IF, IO, 3.62%, 12/20/2038 (a)	307	27
Series 2008-96, Class SL, IF, IO, 3.92%, 12/20/2038 (a)	224	19
Series 2008-95, Class DS, IF, IO, 5.22%, 12/20/2038 (a)	787	105
Series 2011-163, Class WA, 5.85%, 12/20/2038 (a)	1,968	2,162
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	105	10
Series 2009-6, Class SA, IF, IO, 4.04%, 2/16/2039 (a)	261	31
Series 2009-10, Class SA, IF, IO, 3.87%, 2/20/2039 (a)	449	41
Series 2009-24, Class DS, IF, IO, 4.22%, 3/20/2039 (a)	87	2
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,406	270
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	272	60
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	330	87
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	104	20
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	242	54
Series 2009-102, Class SM, IF, IO, 4.34%, 6/16/2039 (a)	428	16
Series 2009-43, Class SA, IF, IO, 3.87%, 6/20/2039 (a)	293	32
Series 2009-42, Class SC, IF, IO, 4.00%, 6/20/2039 (a)	564	60
Series 2009-64, Class SN, IF, IO, 4.04%, 7/16/2039 (a)	512	47
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,908	2,077

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-67, Class SA, IF, IO, 3.99%, 8/16/2039 (a)	413	41
Series 2009-72, Class SM, IF, IO, 4.19%, 8/16/2039 (a)	780	94
Series 2009-104, Class AB, 7.00%, 8/16/2039	733	794
Series 2009-106, Class AS, IF, IO, 4.34%, 11/16/2039 (a)	868	97
Series 2010-14, Class QP, 6.00%, 12/20/2039	30	30
Series 2015-91, Class W, 5.24%, 5/20/2040 (a)	1,566	1,678
Series 2013-75, Class WA, 5.19%, 6/20/2040 (a)	807	867
Series 2011-137, Class WA, 5.56%, 7/20/2040 (a)	2,660	2,901
Series 2010-130, Class CP, 7.00%, 10/16/2040	596	668
Series 2010-157, Class OP, PO, 12/20/2040	1,737	1,424
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,069
Series 2012-24, Class WA, 5.57%, 7/20/2041 (a)	3,821	4,177
Series 2013-26, Class AK, 4.67%, 9/20/2041 (a)	1,962	2,050
Series 2014-188, Class W, 4.60%, 10/20/2041 (a)	2,108	2,196
Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	5,658	5,979
Series 2012-141, Class WC, 3.72%, 1/20/2042 (a)	3,571	3,632
Series 2012-141, Class WB, 3.97%, 9/16/2042 (a)	5,301	5,422
Series 2012-138, Class PT, 3.98%, 11/16/2042 (a)	5,020	5,130
Series 2013-54, Class WA, 4.75%, 11/20/2042 (a)	2,818	2,957
Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	1,881	2,081
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	8,296	1,616
Series 2012-H24, Class FG, 2.53%, 4/20/2060 (a)	846	846
Series 2013-H03, Class FA, 2.40%, 8/20/2060 (a)	139	139
Series 2013-H05, Class FB, 2.50%, 2/20/2062 (a)	187	187
Series 2013-H07, Class MA, 2.65%, 4/20/2062 (a)	1,511	1,512

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H02, Class HF, 2.40%, 11/20/2062 (a)	156	156
Series 2013-H01, Class JA, 2.42%, 1/20/2063 (a)	4,276	4,268
Series 2013-H04, Class SA, 2.52%, 2/20/2063 (a)	2,612	2,616
Series 2013-H08, Class FC, 2.55%, 2/20/2063 (a)	3,797	3,803
Series 2013-H08, Class BF, 2.50%, 3/20/2063 (a)	1,836	1,834
Series 2013-H07, Class HA, 2.51%, 3/20/2063 (a)	5,008	5,011
Series 2013-H09, Class HA, 1.65%, 4/20/2063	4,375	4,283
Series 2014-H17, Class FC, 2.60%, 7/20/2064 (a)	926	931
Series 2015-H32, Class FH, 2.76%, 12/20/2065 (a)	4,076	4,124
Series 2016-H07, Class FA, 2.85%, 3/20/2066 (a)	4,391	4,459
Series 2016-H13, Class FT, 2.68%, 5/20/2066 (a)	5,139	5,154
Series 2016-H13, Class FD, 2.78%, 5/20/2066 (a)	7,608	7,607
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (a)	2,231	2,255
Series 2016-H16, Class FC, 3.10%, 7/20/2066 (a)	7,804	7,882
Series 2016-H26, Class FC, 3.10%, 12/20/2066 (a)	1,731	1,774
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (a)	7,052	913
Series 2017-H11, Class XI, IO, 1.89%, 5/20/2067 (a)	18,993	2,308
Series 2017-H14, Class XI, IO, 1.60%, 6/20/2067 (a)	8,358	842
Series 2017-H14, Class AI, IO, 1.97%, 6/20/2067 (a)	10,014	1,099
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051 ‡	3,181	3,127
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	340	330
Series 2004-4, Class 1AF, 2.46%, 6/25/2034 (a) (c)	154	148
Series 2005-RP2, Class 1AF, 2.41%, 3/25/2035 (a) (c)	309	289
Series 2005-RP3, Class 1AF, 2.41%, 9/25/2035 (a) (c)	1,883	1,686

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-RP3, Class 1AS, IO, 2.48%, 9/25/2035 ‡ (a) (c)	856	57
Series 2006-RP2, Class 1AS2, IF, IO, 4.02%, 4/25/2036 ‡ (a) (c)	1,800	215
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.46%, 9/25/2032 (a)	13	13
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	335	344
Series 2003-13, Class 1A1, 4.12%, 10/25/2033 (a)	68	70
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	31	37
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	471	483
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	390	400
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	229	236
Series 2005-5F, Class 8A3, 2.56%, 6/25/2035 (a)	74	71
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	741	779
Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	147	122
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,522	2,154
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (c) (d)	3,325	3,350
4.25%, 6/25/2023 (a)	3,570	3,552
HERO Funding III (Cayman Islands)
Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	1,912	1,795
Impac CMB Trust Series 2005-2, Class 2M1, 2.84%, 4/25/2035 ‡ (a)	94	88
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	485	497
Impac Secured Assets Trust Series 2006-2, Class 2A1, 2.41%, 8/25/2036 (a)	502	493
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.68%, 3/25/2036 (a)	144	129
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 3.79%, 11/25/2033 (a)	390	399
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (a)	705	720
Series 2004-A3, Class 4A1, 4.54%, 7/25/2034 (a)	142	147

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A3, Class 6A1, 3.99%, 8/25/2034 (a)	155	154
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (a)	467	472
Series 2004-A4, Class 1A1, 4.64%, 9/25/2034 (a)	100	103
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	19
Series 2005-A1, Class 3A4, 4.00%, 2/25/2035 (a)	354	363
Series 2007-A1, Class 5A2, 3.84%, 7/25/2035 (a)	210	216
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (a)	312	283
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	163	157
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	515	384
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (a)	128	132
Series 2004-3, Class 4A2, 3.51%, 4/25/2034 (a)	100	93
Series 2004-4, Class 2A1, 3.47%, 5/25/2034 (a)	21	20
Series 2004-13, Class 3A7, 4.37%, 11/21/2034 (a)	667	684
Series 2004-15, Class 3A1, 4.09%, 12/25/2034 (a)	160	155
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	2	2
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	19	19
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	232	241
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	78	81
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	82	84
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	70	61
Series 2004-3, Class 30PO, PO, 4/25/2034 ‡	138	115
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	93	19
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	217	226
Series 2004-5, Class 30PO, PO, 6/25/2034 ‡	180	162

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	56		10
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	79		16
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	681		697
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	51		42
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	246		40
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	1,347		239
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018 ‡	—	(b)	—	(b)
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	6		5
Series 2004-8, PO, 8/25/2019 ‡	4		4
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	3		3
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	6		6
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	58		58
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	114		114
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	13		11
Series 2004-3, PO, 3/25/2034 ‡	11		10
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.41%, 5/25/2035 (a) (c)	1,725		1,404
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (c)	162		131
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 3.34%, 3/25/2028 (a)	174		174
Series 2003-E, Class A1, 2.68%, 10/25/2028 (a)	655		650
Series 2003-F, Class A1, 2.70%, 10/25/2028 (a)	1,038		1,028
Series 2004-D, Class A2, 3.24%, 9/25/2029 (a)	420		404
Series 2004-E, Class A2A, 3.15%, 11/25/2029 (a)	220		220
Series 2003-A5, Class 2A6, 4.35%, 8/25/2033 (a)	260		268
Series 2004-A4, Class A2, 4.09%, 8/25/2034 (a)	392		402
Series 2005-A1, Class 3A, 3.75%, 12/25/2034 (a)	39		40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-1, Class 2A1, 3.99%, 12/25/2034 (a)	323		325
Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4, Class 2A, 4.39%, 7/25/2033 (a)	111		109
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1		1
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.66%, 4/25/2034 (a)	434		456
MortgageIT Trust Series 2005-5, Class A1, 2.32%, 12/25/2035 (a)	109		108
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	347		347
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24
Series 2003-A1, Class A1, 5.50%, 5/25/2033	23		23
Series 2003-A1, Class A2, 6.00%, 5/25/2033	36		37
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	333		351
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	13		13
Series 2005-4, Class 2PO, PO, 10/25/2035 ‡	157		78
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81%, 5/25/2035 (a)	161		158
RALI Trust
Series 2002-QS16, Class A3, IF, 12.31%, 10/25/2017 (a)	—	(b)	—	(b)
Series 2003-QS3, Class A2, IF, 11.96%, 2/25/2018 (a)	1		1
Series 2003-QS9, Class A3, IF, IO, 5.49%, 5/25/2018 ‡ (a)	2		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(b)
Series 2003-QS12, Class A2A, IF, IO, 5.54%, 6/25/2018 ‡ (a)	1		—	(b)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	8		8
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	9		9
Series 2004-QA4, Class NB3, 4.91%, 9/25/2034 ‡ (a)	533		538
Series 2004-QA6, Class NB2, 4.04%, 12/26/2034 (a)	134		119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-QA6, Class A32, 4.99%, 5/25/2035 (a)	873	704
Series 2005-QA10, Class A31, 4.53%, 9/25/2035 (a)	121	107
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	226	210
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.68%, 11/25/2033 (a) (c)	234	238
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (c)	413	431
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a)(c)	3,430	3,427
Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (c)	3,571	3,567
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	4	4
Series 2003-A5, Class A1, 5.50%, 6/25/2033	164	165
Series 2004-IP2, Class 1A1, 3.79%, 12/25/2034 (a)	399	406
Series 2005-A2, Class A4, IF, IO, 2.99%, 3/25/2035 ‡ (a)	2,535	145
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	1,044	224
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	404	394
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	252	215
RFMSI Trust
Series 2003-S16, Class A3, 5.00%, 9/25/2018	2	2
Series 2005-SA4, Class 1A1, 4.05%, 9/25/2035 (a)	183	166
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 2.84%, 4/20/2033 (a)	430	422
Series 2004-8, Class A1, 2.78%, 9/20/2034 (a)	688	678
Series 2004-8, Class A2, 3.25%, 9/20/2034 (a)	692	688
Series 2004-9, Class A1, 2.76%, 10/20/2034 (a)	1,719	1,681
Series 2004-10, Class A1A, 2.70%, 11/20/2034 (a)	525	521

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.74%, 10/19/2034 (a)	786		776
Series 2005-AR5, Class A3, 2.33%, 7/19/2035 (a)	1,280		1,245
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 3.89%, 12/25/2033 (a)	958		963
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1APO, PO, 10/25/2033 ‡	130		120
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	324		329
Series 2003-34A, Class 3A3, 3.94%, 11/25/2033 (a)	271		273
Series 2004-5H, Class A4, 5.54%, 12/25/2033	746		763
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.70%, 9/25/2043 (a)	57		57
Series 2004-1, Class II2A, 2.69%, 3/25/2044 ‡ (a)	57		56
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,416		1,491
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	264		289
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	144		157
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	305		334
Series 1998-1, Class 2E, 7.00%, 3/15/2028	216		239
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A6, 4.50%, 9/25/2018	—	(b)	—	(b)
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	36		36
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	12		12
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	32		33
Series 2003-S1, Class A5, 5.50%, 4/25/2033	310		317
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	87		90
Series 2003-AR7, Class A7, 4.12%, 8/25/2033 (a)	302		310
Series 2003-AR8, Class A, 4.22%, 8/25/2033 (a)	267		270
Series 2003-AR9, Class 1A6, 3.90%, 9/25/2033 (a)	965		989

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-AR9, Class 2A, 4.09%, 9/25/2033 (a)	282	285
Series 2003-S9, Class P, PO, 10/25/2033 ‡	10	9
Series 2003-AR11, Class A6, 3.45%, 10/25/2033 (a)	712	723
Series 2003-S9, Class A8, 5.25%, 10/25/2033	709	723
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (a)	64	65
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (a)	431	440
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,197	1,242
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036 ‡ (a)	76	63
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020 ‡	50	48
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	76	74
Series 2005-2, Class 1A4, IF, IO, 2.99%, 4/25/2035 ‡ (a)	4,075	343
Series 2005-4, Class CB7, 5.50%, 6/25/2035	528	509
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	436	423
Series 2005-11, Class A4, IF, IO, 2.89%, 1/25/2036 ‡ (a)	5,861	505
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA4, Class 1P, PO, 4/25/2019 ‡	3	4
Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	315	341
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1, 4.47%, 6/25/2033 (a)	598	605
Series 2003-K, Class 1A1, 3.68%, 11/25/2033 (a)	118	120
Series 2003-K, Class 1A2, 3.68%, 11/25/2033 (a)	32	33
Series 2004-B, Class A1, 3.76%, 2/25/2034 (a)	64	64
Series 2005-AR16, Class 2A1, 3.80%, 2/25/2034 (a)	179	184
Series 2004-I, Class 1A1, 3.98%, 7/25/2034 (a)	652	668
Series 2004-S, Class A1, 4.38%, 9/25/2034 (a)	929	952

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	233

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-Q, Class 1A3, 4.57%, 9/25/2034 (a)	38	38
Series 2004-P, Class 2A1, 4.62%, 9/25/2034 (a)	1,107	1,138
Series 2004-U, Class A1, 4.24%, 10/25/2034 (a)	912	919
Series 2004-V, Class 1A1, 4.27%, 10/25/2034 (a)	253	257
Series 2004-EE, Class 2A1, 4.24%, 12/25/2034 (a)	307	313
Series 2004-EE, Class 2A2, 4.24%, 12/25/2034 (a)	38	40
Series 2004-EE, Class 3A1, 4.24%, 12/25/2034 (a)	235	244
Series 2005-AR8, Class 2A1, 4.07%, 6/25/2035 (a)	254	261
Series 2005-9, Class 1APO, PO, 10/25/2035 ‡	50	47
Series 2007-7, Class A7, 6.00%, 6/25/2037	327	326
Series 2007-11, Class A14, 6.00%, 8/25/2037	237	235

Total Collateralized Mortgage Obligations (Cost $452,357)		456,304

Commercial Mortgage-Backed Securities — 12.6%
Access PT Funding Trust
Series 2016-1, 7.00%, 2/15/2023 ‡	469	469
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (c)	1,120	1,104
Series 2014-520M, Class A, 4.33%, 8/15/2046 (a) (c)	1,000	1,010
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (c)	2,500	2,316
Series 2016-FR14, Class A, 3.03%, 2/27/2048 (a) (c)	5,185	4,875
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (a) (c)	1,985	1,828
Series 2015-FR11, Class A705, 1.42%, 9/27/2044 (a) (c)	2,795	2,782
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (c)	4,500	3,546
Series 2016-FR13, Class A, 1.67%, 8/27/2045 (a) (c)	6,365	5,567
Series 2015-FR11, Class AK25, 2.70%, 9/27/2045 (a) (c)	4,500	4,108
Series 2014-FRR5, Class A714, PO, 1/27/2047 (c)	3,000	2,702

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-FRR8, Class A, 2.20%, 11/26/2047 (a) (c)	3,585	2,966
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (c)	966	948
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	4,100	4,057
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (c)	3,575	3,365
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (c)	1,500	1,554
Series 2014-TWC, Class A, 2.92%, 2/13/2032 (a) (c)	2,500	2,502
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (c)	3,570	3,578
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (c)	1,247	1,223
Series 2006-GG7, Class AM, 5.95%, 7/10/2038 (a)	213	213
Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045 ‡ (a) (c)	140,351	1,428
Series 2012-CR2, Class XA, IO, 1.82%, 8/15/2045 ‡ (a)	4,928	261
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,529
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,556
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,584
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032 ‡ (a) (c)	7,969	7,924
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (c)	2,900	2,871
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (c)	1,700	1,625
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	1,500	1,456
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	203	202
Series KJ08, Class A2, 2.36%, 8/25/2022	1,981	1,941
Series KJ09, Class A2, 2.84%, 9/25/2022	2,069	2,047
Series KJ07, Class A2, 2.31%, 12/25/2022	4,358	4,229
Series KS01, Class A2, 2.52%, 1/25/2023	2,000	1,958
Series K029, Class A2, 3.32%, 2/25/2023 (a)	2,557	2,585

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KPLB, Class A, 2.77%, 5/25/2025	321	312
Series K065, Class A2, 3.24%, 4/25/2027	1,848	1,832
Series K065, Class AM, 3.33%, 5/25/2027	993	984
Series K070, Class A2, 3.30%, 11/25/2027 (a)	1,529	1,517
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,129
FNMA ACES
Series 2010-M1, Class A2, 4.45%, 9/25/2019	2,112	2,134
Series 2016- M2, Class AV2, 2.15%, 1/25/2023	5,000	4,814
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	2,500	2,545
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	1,640	1,632
Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	2,920
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,230	1,187
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (a)	2,271	2,265
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	3,091	3,007
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,239
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (a)	10,000	9,359
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (a)	7,777	7,585
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	2,860	2,782
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (a)	5,122	5,010
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (a)	4,377	4,240
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (a)	2,689	2,597
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (a)	1,255	1,200
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	3,872	3,702
FORT CRE LLC Series 2016-1A, Class D, 7.92%, 5/21/2036 (a) (c)	7,200	7,236
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (c)	6,000	5,877
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	3,099	3,012

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	1,830	1,746
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (c)	1,626	1,607
Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (c)	2,510	2,454
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (c)	5,075	4,943
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (c)	3,000	2,856
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (c)	5,545	5,385
Series 2015-K48, Class C, 3.76%, 8/25/2048 (a) (c)	5,000	4,695
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,855
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	2,100	2,063
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	991
Series 2016-K722, Class B, 3.97%, 7/25/2049 (a) (c)	5,250	5,205
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,834
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (c)	2,444	2,434
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031 ‡ (a) (c)	20,000	131
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.09%, 11/10/2039 ‡ (a) (c)	2,537	—	(b)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (a)	8,209	10
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	600	601
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.27%, 12/27/2046 (a) (c)	3,500	3,086
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047 (c)	6,900	6,844
Series 2014-FRR1, Class BK10, 2.52%, 11/27/2049 ‡ (a) (c)	1,500	1,438
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	235

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class XCL, IO, 0.39%, 2/15/2041 ‡ (a) (c)	2,591	—	(b)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3, 3.67%, 2/15/2047	1,000	1,009
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 3/15/2045	856	855
Series 2011-C3, Class A3, 4.05%, 7/15/2049	913	920
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (c)	813	790
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (c)	412	411
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,123	2,084
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045 (a) (c)	6,281	378
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	3,015	3,014
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	854
Series 2012-C2, Class XA, IO, 1.49%, 5/10/2063 ‡ (a) (c)	10,800	445
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,309
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (c)	2,500	2,531
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (c)	2,991	2,958
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class XC, IO, 0.10%, 3/15/2045 ‡ (a) (c)	5,506	—	(b)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028 (a) (c)	3,000	2,973
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,458	1,468
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (c)	1,250	1,281

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (a) (c)	750	735
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,200	1,207

Total Commercial Mortgage-Backed Securities (Cost $250,259)		249,096

Asset-Backed Securities — 12.0%
ABFC Trust Series 2005-AQ1, Class A4, 4.81%, 1/25/2034 ‡ (d)	494	504
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (c)	3,690	3,693
Ajax Mortgage Loan Trust
Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (c) (d)	2,582	2,573
Series 2017-A, Class A, 3.47%, 4/25/2057 ‡ (c) (d)	1,885	1,875
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (c)	1,878	1,863
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (c)	4,390	4,433
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (c)	3,030	3,229
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (c)	3,212	3,246
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (c)	4,085	4,295
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,647
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (c)	5,850	5,984
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	1,570	1,623
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (c)	3,650	3,821
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (c)	3,172	3,523
Series 2015-SFR2, Class A, 3.73%, 10/17/2045 ‡ (c)	1,903	1,918
Series 2015-SFR2, Class D, 5.04%, 10/17/2045 ‡ (c)	3,100	3,251
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (c)	3,600	3,952
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (c)	8,650	8,650

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-1, Class B, 6.25%, 2/15/2020 ‡ (c)	5,725	5,725
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (c)	3,570	3,525
Series 2015-2, Class A, 3.34%, 11/15/2048 (c)	2,536	2,528
Series 2016-1, Class A, 2.57%, 6/15/2049 (c)	2,385	2,327
Series 2016-1, Class B, 3.87%, 6/15/2049 ‡ (c)	2,000	1,964
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (c)	383	382
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (a)	41	40
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (c)	447	440
Camillo Issuer LLC
Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	3,935	3,926
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (c)	2,880	2,880
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (c) (d)	2,750	2,750
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (d)	1,103	1,082
Series 2003-4, Class 1A5, 5.25%, 5/25/2033 ‡ (d)	551	558
Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡ (d)	429	439
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (c) (d)	35	35
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HE1, Class A, 2.72%, 9/25/2033 ‡ (a) (c)	16	15
Series 2003-HE3, Class A, 2.82%, 12/25/2033 (a)	33	33
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (c)	951	937
Series 2016-2, Class A, 2.55%, 11/15/2048 (c)	1,861	1,821
CoreVest American Finance Trust Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (c)	2,200	2,293

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (c)	1,330	1,322
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (c)	907	885
Series 2018-1, Class B, 4.19%, 1/21/2031 (c)	5,726	5,727
FirstKey Lending Trust Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (c)	586	585
FNMA REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032 (d)	91	93
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (c)	1,917	1,919
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	601	609
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	2,239	2,237
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (c)	2,483	2,548
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	3,863	3,907
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	63	65
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	2,505	2,522
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	1,691	1,655
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	4,907	4,936
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	4,907	5,032
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	2,061	2,107
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	3,222	3,182
Hero Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (c)	1,909	1,900
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.26%, 3/25/2036 ‡ (a)	97	95
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.34%, 9/25/2026 ‡ (a) (c)	1,660	23
Series 2012-4, Class A, IO, 1.15%, 9/25/2037 ‡ (a) (c)	13,825	383
Series 2012-6, Class A, IO, 0.64%, 5/25/2039 ‡ (a) (c)	9,186	141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	237

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-2, Class A, IO, 3.21%, 7/25/2041 ‡ (a) (c)	2,986	305
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 2.81%, 2/25/2034 ‡ (a)	897	898
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (c)	3,383	3,383
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (c)	1,332	1,332
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032 ‡	78,812	545
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (c)	1,876	2,071
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (c)	716	727
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (c)	1,103	1,150
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.11%, 11/25/2033 ‡ (d)	338	341
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class DT2, 4.01%, 10/15/2049 ‡ (c)	6,106	6,037
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class DT1, 4.24%, 8/15/2049 (c)	2,705	2,705
Series 2016-T2, Class BT2, 3.26%, 8/16/2049 ‡ (c)	1,522	1,517
Series 2016-T2, Class DT2, 4.45%, 8/16/2049 ‡ (c)	3,025	3,025
Series 2018-T2, Class DT2, 4.53%, 8/15/2050 (c)	2,902	2,902
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (c)	7,178	7,088
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (c)	1,761	1,745
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (c)	3,745	3,720
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (c)	6,000	5,965
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (c)	2,070	2,073
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (c)	5,820	5,766
Series 2015-SFR3, Class C, 4.33%, 11/12/2032 (c)	2,000	2,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (c)	2,093	2,123
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (c)	4,350	4,462
Series 2017-SFR2, Class C, 3.40%, 12/17/2034 (c)	2,320	2,271
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 ‡ (a) (c)	3,026	2,998
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	479	215
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	806	791
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	2,286	2,324
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (c)	3,760	3,752
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.72%, 6/25/2033 (d)	95	96
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (d)	83	74
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class DT1, 3.88%, 11/16/2048 ‡ (c)	3,159	3,156
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	225	222
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	522	511
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (c)	1,247	1,230
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (c)	2,988	2,988
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (c) (d)	609	606
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (c) (d)	1,132	1,124
VOLT LXIX LLC Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 (c) (d)	1,733	1,731
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (c) (d)	1,303	1,303
VOLT LXVIII LLC Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 (c) (d)	2,070	2,069
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (a)	2,331	2,303
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (c) (d)	293	292

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	1,612	1,616
Westgate Resorts LLC
Series 2015-2A, Class A, 3.20%, 7/20/2028 (c)	1,502	1,501
Series 2015-2A, Class B, 4.00%, 7/20/2028 (c)	1,630	1,626
Series 2016-1A, Class B, 4.50%, 12/20/2028 (c)	3,872	3,856

Total Asset-Backed Securities (Cost $235,683)		236,207

U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds 4.38%, 2/15/2038	200	242
4.50%, 5/15/2038	200	246
3.63%, 8/15/2043	2,800	3,096
3.75%, 11/15/2043	30,865	34,823
U.S. Treasury STRIPS Bonds 6.45%, 11/15/2030 (g)	150	104
3.68%, 8/15/2031 (g)	300	204
3.13%, 2/15/2033 (g)	8,750	5,660
2.83%, 5/15/2033 (g)	15,000	9,633

Total U.S. Treasury Obligations (Cost $53,725)		54,008

CORPORATE BONDS — 0.1%
Wireless Telecommunication Services — 0.1%
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.42%, 5/20/2022 ‡ (h) (Cost $1,524)	1,524	1,524

	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
Short-Term Investments — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (i) (j) (Cost $49,353)	49,343	49,357

Total Investments — 99.9% (Cost $1,978,989)		1,968,190
Other Assets Less Liabilities — 0.1%		1,953

Net Assets — 100.0%		1,970,143

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(b)	Amount rounds to less than one thousand.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	239

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(e)	Defaulted security.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of August 31, 2018.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 41.0%
U.S. Treasury Notes
1.50%, 5/31/2019	10,000	9,934
1.63%, 6/30/2019	95,000	94,373
1.63%, 7/31/2019	33,000	32,754
1.00%, 8/31/2019	30,000	29,564
1.25%, 8/31/2019	35,000	34,578
1.50%, 10/31/2019	20,000	19,764
1.63%, 12/31/2019	20,000	19,757
1.38%, 1/31/2020	10,000	9,838
1.38%, 3/31/2020	85,000	83,406
1.13%, 4/30/2020	25,000	24,403
1.38%, 4/30/2020	30,000	29,404
2.38%, 4/30/2020	20,000	19,923
1.50%, 5/31/2020	55,000	53,956
1.63%, 7/31/2020	62,000	60,840
1.38%, 8/31/2020	70,000	68,291
1.38%, 9/30/2020	72,000	70,163
1.38%, 10/31/2020	120,000	116,789
1.75%, 12/31/2020	100,000	97,949
1.38%, 1/31/2021	115,000	111,532
1.13%, 2/28/2021	75,000	72,208
1.25%, 3/31/2021	75,000	72,352
2.38%, 4/15/2021	5,000	4,961
1.38%, 4/30/2021	60,000	57,991
2.25%, 4/30/2021	15,000	14,832
3.13%, 5/15/2021	20,000	20,223
1.38%, 5/31/2021	60,925	58,814
1.13%, 6/30/2021	52,250	50,034
2.13%, 6/30/2021	15,000	14,769
1.13%, 8/31/2021	10,000	9,548
2.00%, 10/31/2021	15,000	14,677
2.75%, 5/31/2023	909	909

Total U.S. Treasury Obligations (Cost $1,393,097)		1,378,536

Corporate Bonds — 30.0%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	2,903	2,975
Lockheed Martin Corp. 3.35%, 9/15/2021	1,280	1,288
Precision Castparts Corp. 2.25%, 6/15/2020	5,000	4,944
Textron, Inc. 5.95%, 9/21/2021	1,300	1,381

		10,588

Auto Components — 0.0% (b)
Aptiv plc 3.15%, 11/19/2020	1,000	991

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — 0.4%
BMW US Capital LLC (Germany) 3.40%, 8/13/2021 (a)	1,826	1,831
Daimler Finance North America LLC (Germany)
2.25%, 9/3/2019 (a)	1,750	1,739
2.25%, 3/2/2020 (a)	5,000	4,930
Hyundai Capital America 2.00%, 7/1/2019 (a)	859	849
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019 (a)	2,280	2,275
2.55%, 3/8/2021 (a)	2,620	2,566

		14,190

Banks — 8.8%
ABN AMRO Bank NV (Netherlands)
2.50%, 10/30/2018 (a)	6,346	6,345
2.45%, 6/4/2020 (a)	2,060	2,031
3.40%, 8/27/2021 (a)	3,700	3,697
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	250	249
2.88%, 1/25/2022 (a)	3,000	2,931
Australia & New Zealand Banking Group Ltd. (Australia) 4.88%, 1/12/2021 (a)	1,000	1,035
Bank of America Corp.
Series L, 2.60%, 1/15/2019	5,295	5,296
7.63%, 6/1/2019	10,590	10,961
Series L, 2.25%, 4/21/2020	6,000	5,926
5.63%, 7/1/2020	1,440	1,504
2.63%, 4/19/2021	7,951	7,825
5.00%, 5/13/2021	8,605	8,996
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	5,370	5,293
Bank of Montreal (Canada)
2.10%, 6/15/2020	2,000	1,969
3.10%, 7/13/2020	1,750	1,751
1.90%, 8/27/2021	1,570	1,513
Bank of Nova Scotia (The) (Canada)
2.15%, 7/14/2020	2,045	2,013
2.45%, 3/22/2021	5,107	5,004
3.13%, 4/20/2021	1,500	1,493
Banque Federative du Credit Mutuel SA (France) 2.20%, 7/20/2020 (a)	2,031	1,993
Barclays Bank plc (United Kingdom) 5.14%, 10/14/2020	1,310	1,344
10.18%, 6/12/2021 (a)	2,080	2,389
Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,772

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BB&T Corp.
5.25%, 11/1/2019	1,878	1,927
2.45%, 1/15/2020	2,790	2,774
2.05%, 5/10/2021	2,500	2,426
BNZ International Funding Ltd. (New Zealand)
2.35%, 3/4/2019 (a)	1,684	1,682
2.90%, 2/21/2022 (a)	1,000	976
Branch Banking & Trust Co. 2.85%, 4/1/2021	300	297
Canadian Imperial Bank of Commerce (Canada)
2.10%, 10/5/2020	1,615	1,580
2.70%, 2/2/2021	2,000	1,974
Capital One NA 2.35%, 1/31/2020	3,000	2,970
Citibank NA 2.13%, 10/20/2020	1,850	1,810
Citigroup, Inc.
2.50%, 9/26/2018	4,000	4,000
2.40%, 2/18/2020	16,290	16,140
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	2,500	2,464
Citizens Bank NA
2.30%, 12/3/2018	400	400
2.55%, 5/13/2021	3,640	3,553
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,420	1,373
Comerica, Inc. 3.70%, 7/31/2023	1,280	1,283
Commonwealth Bank of Australia (Australia)
2.25%, 3/13/2019	3,450	3,445
2.30%, 3/12/2020	2,050	2,029
Compass Bank 2.75%, 9/29/2019	1,564	1,559
Credit Agricole SA (France)
3.38%, 1/10/2022 (a)	2,460	2,430
3.75%, 4/24/2023 (a)	425	419
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.45%, 4/16/2021	5,211	5,198
Danske Bank A/S (Denmark)
1.65%, 9/6/2019 (a)	4,400	4,341
2.70%, 3/2/2022 (a)	800	776
Discover Bank 3.20%, 8/9/2021	3,000	2,972
Fifth Third Bancorp 3.50%, 3/15/2022	1,000	1,003
First Horizon National Corp. 3.50%, 12/15/2020	470	471
First Tennessee Bank NA 2.95%, 12/1/2019	700	699
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)	4,520	4,661
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	13,360	13,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,956
3.15%, 3/14/2021	803	799
ING Groep NV (Netherlands) 3.15%, 3/29/2022	1,400	1,380
KeyBank NA 2.50%, 11/22/2021	750	732
KeyCorp 2.90%, 9/15/2020	4,000	3,976
Lloyds Bank plc (United Kingdom)
2.70%, 8/17/2020	4,800	4,752
3.30%, 5/7/2021	1,300	1,299
Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	200	196
Manufacturers & Traders Trust Co.
2.30%, 1/30/2019	1,648	1,646
2.25%, 7/25/2019	1,000	996
2.10%, 2/6/2020	1,295	1,280
2.63%, 1/25/2021	2,000	1,971
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.54%, 7/26/2021	1,600	1,606
2.67%, 7/25/2022	3,535	3,428
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (a)	1,189	1,186
Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	1,000	981
MUFG Bank Ltd. (Japan)
2.15%, 9/14/2018 (a)	400	400
2.30%, 3/10/2019 (a)	1,800	1,797
MUFG Union Bank NA 2.63%, 9/26/2018	1,000	1,000
National City Corp. 6.88%, 5/15/2019	4,425	4,547
Nordea Bank AB (Sweden)
4.88%, 5/13/2021 (a)	700	721
3.75%, 8/30/2023 (a)	1,115	1,110
PNC Bank NA 2.30%, 6/1/2020	1,315	1,298
2.60%, 7/21/2020	1,000	992
2.50%, 1/22/2021	7,278	7,164
Regions Bank 2.75%, 4/1/2021	2,000	1,971
Regions Financial Corp. 3.20%, 2/8/2021	1,840	1,833
Royal Bank of Canada (Canada)
2.13%, 3/2/2020	5,960	5,895
3.20%, 4/30/2021	2,000	2,001
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	4,941
2.88%, 8/5/2021	1,000	976

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	975
Skandinaviska Enskilda Banken AB (Sweden) 2.63%, 11/17/2020 (a)	850	838
Societe Generale SA (France) 3.25%, 1/12/2022 (a)	2,850	2,796
Sumitomo Mitsui Banking Corp. (Japan) 2.51%, 1/17/2020	900	893
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 7/12/2022	1,510	1,471
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.95%, 9/19/2019 (a)	2,390	2,362
SunTrust Bank (ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (c)	1,610	1,610
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,125	3,097
Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	979
Toronto-Dominion Bank (The) (Canada)
3.00%, 6/11/2020	2,030	2,030
2.55%, 1/25/2021	3,000	2,960
2.13%, 4/7/2021	1,096	1,066
UBS Group Funding Switzerland AG (Switzerland)
3.00%, 4/15/2021 (a)	2,871	2,840
2.65%, 2/1/2022 (a)	3,626	3,519
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	7,648	7,566
2.50%, 3/4/2021	7,634	7,488
2.10%, 7/26/2021	8,248	7,971
2.63%, 7/22/2022	600	581
Westpac Banking Corp. (Australia) 2.60%, 11/23/2020	4,000	3,952

		294,786

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium) 2.65%, 2/1/2021	16,091	15,904
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,463
3.25%, 8/19/2021	350	348
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,022
Keurig Dr Pepper, Inc. 2.53%, 11/15/2021	1,255	1,214
Pernod Ricard SA (France)
5.75%, 4/7/2021 (a)	850	897
4.45%, 1/15/2022 (a)	600	617

		22,465

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.4%
AbbVie, Inc. 2.50%, 5/14/2020	9,065	8,981
Celgene Corp. 2.75%, 2/15/2023	1,500	1,443
Gilead Sciences, Inc.
2.05%, 4/1/2019	2,073	2,066
2.55%, 9/1/2020	1,490	1,477

		13,967

Building Products — 0.0% (b)
Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,043
Masco Corp. 3.50%, 4/1/2021	815	814

		1,857

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	5,040	4,959
2.05%, 5/3/2021	3,450	3,357
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	1,250	1,247
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	11,739
3.15%, 1/22/2021	1,325	1,295
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	27,314	28,226
2.88%, 2/25/2021	1,000	992
2.35%, 11/15/2021	1,200	1,163
3.00%, 4/26/2022	2,375	2,333
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	18,799	18,383
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	6,825	6,638
ING Bank NV (Netherlands) 2.45%, 3/16/2020 (a)	3,772	3,736
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019 (a)	7,574	7,565
Macquarie Group Ltd. (Australia)
3.00%, 12/3/2018 (a)	3,080	3,083
7.63%, 8/13/2019 (a)	446	464
Morgan Stanley
2.45%, 2/1/2019	990	990
7.30%, 5/13/2019	4,861	5,010
5.50%, 1/26/2020	5,400	5,579
2.65%, 1/27/2020	27,319	27,167
5.50%, 7/24/2020	4,115	4,285
5.75%, 1/25/2021	2,836	2,994
2.50%, 4/21/2021	6,706	6,569

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Nomura Holdings, Inc. (Japan)
2.75%, 3/19/2019	1,005	1,005
6.70%, 3/4/2020	1,650	1,730
State Street Corp. 1.95%, 5/19/2021	1,991	1,932
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	500	516
UBS AG (Switzerland) 2.20%, 6/8/2020 (a)	8,000	7,856

		160,813

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.38%, 9/27/2019 (a)	2,648	2,608
Dow Chemical Co. (The)
8.55%, 5/15/2019	805	836
3.00%, 11/15/2022	437	428
Mosaic Co. (The)
3.75%, 11/15/2021	200	200
3.25%, 11/15/2022	2,882	2,827
Nutrien Ltd. (Canada) 6.75%, 1/15/2019	1,540	1,562
RPM International, Inc. 6.13%, 10/15/2019	2,025	2,086
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	2,146	2,088

		12,635

Commercial Services & Supplies — 0.0% (b)
Republic Services, Inc. 5.50%, 9/15/2019	840	862

Consumer Finance — 2.1%
AerCap Ireland Capital DAC (Ireland)
3.75%, 5/15/2019	1,717	1,727
3.95%, 2/1/2022	1,105	1,104
4.63%, 7/1/2022	3,812	3,900
American Express Co.
8.13%, 5/20/2019	1,395	1,447
2.50%, 8/1/2022	2,000	1,926
American Express Credit Corp.
2.38%, 5/26/2020	1,000	988
Series F, 2.60%, 9/14/2020	2,001	1,985
2.25%, 5/5/2021	3,234	3,157
American Honda Finance Corp.
Series A, 2.15%, 3/13/2020	2,000	1,974
1.95%, 7/20/2020	2,095	2,054
Capital One Financial Corp. 3.05%, 3/9/2022	5,340	5,238
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,882
Ford Motor Credit Co. LLC
3.34%, 3/18/2021	13,226	12,959
3.34%, 3/28/2022	6,146	5,942

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
General Motors Financial Co., Inc.
2.40%, 5/9/2019	2,066	2,060
4.20%, 3/1/2021	11,821	11,984
3.45%, 1/14/2022	5,944	5,875
Toyota Motor Credit Corp. 1.90%, 4/8/2021	3,394	3,298

		69,500

Diversified Financial Services — 0.6%
AIG Global Funding
3.35%, 6/25/2021 (a)	1,685	1,685
2.70%, 12/15/2021 (a)	1,700	1,662
CK Hutchison International II Ltd. (Hong Kong) 2.25%, 9/29/2020 (a)	513	501
EDP Finance BV (Portugal) 4.13%, 1/15/2020 (a)	1,112	1,120
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	10,205
National Rural Utilities Cooperative Finance Corp. 2.35%, 6/15/2020	1,115	1,099
ORIX Corp. (Japan) 2.90%, 7/18/2022	908	882
Synchrony Bank 3.00%, 6/15/2022	2,145	2,065

		19,219

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.80%, 3/15/2022	4,754	4,794
3.00%, 6/30/2022	8,000	7,814
Orange SA (France)
2.75%, 2/6/2019	1,391	1,392
5.38%, 7/8/2019	1,893	1,933

		15,933

Electric Utilities — 0.9%
Arizona Public Service Co.
8.75%, 3/1/2019	400	412
2.20%, 1/15/2020	1,000	989
Atlantic City Electric Co. 7.75%, 11/15/2018	500	505
Cleveland Electric Illuminating Co. (The) 8.88%, 11/15/2018	5,365	5,428
Commonwealth Edison Co. 4.00%, 8/1/2020	880	894
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,882
Enel Finance International NV (Italy) 2.88%, 5/25/2022 (a)	3,100	2,981
Entergy Corp. 5.13%, 9/15/2020	444	456

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
6.50%, 9/1/2018	735	735
4.80%, 5/1/2021	310	318
Exelon Corp. 3.50%, 6/1/2022 (d)	850	840
Fortis, Inc. (Canada) 2.10%, 10/4/2021	375	359
Kentucky Utilities Co. 3.25%, 11/1/2020	530	531
NextEra Energy Capital Holdings, Inc. 2.70%, 9/15/2019	224	223
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (a)	631	642
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	380	378
Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,269
Public Service Co. of Oklahoma 5.15%, 12/1/2019	510	522
Southern California Edison Co. 1.85%, 2/1/2022	831	812
Southern Co. (The) 2.75%, 6/15/2020	2,610	2,586
Southwestern Electric Power Co. 6.45%, 1/15/2019	765	776
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,268

		29,806

Electronic Equipment, Instruments & Components — 0.0% (b)
Arrow Electronics, Inc. 6.00%, 4/1/2020	664	688

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 8/15/2021	826	823
2.77%, 12/15/2022	1,190	1,158
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	2,320	2,322

		4,303

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/2020	585	581
4.60%, 4/1/2022	1,000	1,032
American Tower Corp.
5.05%, 9/1/2020	1,152	1,188
3.30%, 2/15/2021	1,590	1,585
2.25%, 1/15/2022	1,000	958
Boston Properties LP 4.13%, 5/15/2021	2,548	2,600
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	5,868
Digital Realty Trust LP 3.40%, 10/1/2020	1,755	1,758
Duke Realty LP 3.88%, 2/15/2021	965	977
ERP Operating LP 2.38%, 7/1/2019	1,000	997

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Government Properties Income Trust 4.00%, 7/15/2022	1,804	1,791
HCP, Inc. 2.63%, 2/1/2020	5,410	5,371
National Retail Properties, Inc. 5.50%, 7/15/2021	2,390	2,503
Realty Income Corp. 3.25%, 10/15/2022	1,995	1,977
Simon Property Group LP 2.20%, 2/1/2019	3,739	3,735
VEREIT Operating Partnership LP 4.13%, 6/1/2021	1,208	1,223
WEA Finance LLC (Australia) 3.25%, 10/5/2020 (a)	1,000	998
Welltower, Inc.
6.13%, 4/15/2020	1,200	1,251
4.95%, 1/15/2021	1,870	1,924

		38,317

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada)
2.35%, 12/13/2019 (a)	1,095	1,084
Kroger Co. (The) 3.30%, 1/15/2021	455	456
2.80%, 8/1/2022	2,810	2,737

		4,277

Food Products — 0.5%
Bunge Ltd. Finance Corp. 8.50%, 6/15/2019	685	713
Cargill, Inc. 3.25%, 11/15/2021 (a)	2,775	2,771
Kraft Heinz Foods Co.
2.80%, 7/2/2020	1,300	1,289
3.50%, 6/6/2022	2,500	2,491
Mead Johnson Nutrition Co. (United Kingdom) 4.90%, 11/1/2019	2,665	2,722
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (a)	1,200	1,149
Mondelez International, Inc. 3.00%, 5/7/2020	1,500	1,498
Smithfield Foods, Inc.
2.70%, 1/31/2020 (a)	800	788
3.35%, 2/1/2022 (a)	2,341	2,264
Tyson Foods, Inc. 2.65%, 8/15/2019	3,000	2,993

		18,678

Gas Utilities — 0.3%
Atmos Energy Corp. 8.50%, 3/15/2019	314	323
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,450
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	675	671

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
2.80%, 11/15/2020	7,023	6,943

		10,387

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 2.35%, 11/22/2019	344	342
Becton Dickinson and Co.
2.13%, 6/6/2019	530	527
2.40%, 6/5/2020	960	944
Boston Scientific Corp. 6.00%, 1/15/2020	820	852
Edwards Lifesciences Corp. 2.88%, 10/15/2018	3,100	3,101
Medtronic, Inc. 2.50%, 3/15/2020	2,915	2,896
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,680

		11,342

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.20%, 3/15/2019	2,640	2,635
Allergan Sales LLC 5.00%, 12/15/2021 (a)	420	436
AmerisourceBergen Corp. 3.50%, 11/15/2021	845	848
Anthem, Inc.
4.35%, 8/15/2020	815	833
2.50%, 11/21/2020	833	820
Coventry Health Care, Inc. 5.45%, 6/15/2021	1,765	1,852
CVS Health Corp. 3.35%, 3/9/2021	8,745	8,747
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	3,250	3,229
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,014	3,055
Quest Diagnostics, Inc. 4.75%, 1/30/2020	1,340	1,370

		23,825

Hotels, Restaurants & Leisure — 0.0% (b)
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,076

Household Durables — 0.1%
Newell Brands, Inc. 3.15%, 4/1/2021	2,445	2,409

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	800	772

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
5.20%, 10/1/2019	260	266
3.40%, 3/15/2022	1,798	1,789

		2,055

Industrial Conglomerates — 0.1%
General Electric Co. 5.30%, 2/11/2021	1,325	1,389

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Conglomerates — continued
Roper Technologies, Inc.
6.25%, 9/1/2019	1,045	1,078
3.00%, 12/15/2020	830	826

		3,293

Insurance — 1.6%
Alterra Finance LLC 6.25%, 9/30/2020	1,490	1,574
American International Group, Inc.
2.30%, 7/16/2019	2,015	2,007
3.30%, 3/1/2021	2,000	1,999
Athene Global Funding
2.75%, 4/20/2020 (a)	2,905	2,870
4.00%, 1/25/2022 (a)	600	605
AXIS Specialty Finance LLC 5.88%, 6/1/2020	1,180	1,229
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	783	771
CNA Financial Corp. 5.88%, 8/15/2020	2,000	2,097
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/2020	1,150	1,190
5.13%, 4/15/2022	1,000	1,055
Jackson National Life Global Funding 2.30%, 4/16/2019 (a)	4,500	4,493
Liberty Mutual Group, Inc. 5.00%, 6/1/2021 (a)	800	828
Lincoln National Corp. 6.25%, 2/15/2020	470	489
Marsh & McLennan Cos., Inc. 2.35%, 9/10/2019	1,500	1,493
MassMutual Global Funding II 2.00%, 4/15/2021 (a)	2,272	2,208
Metropolitan Life Global Funding I 2.30%, 4/10/2019 (a)	4,000	3,994
Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (a)	707	735
New York Life Global Funding
2.15%, 6/18/2019 (a)	4,000	3,984
3.25%, 8/6/2021 (a)	1,200	1,204
Nuveen Finance LLC 2.95%, 11/1/2019 (a)	785	784
Pricoa Global Funding I 2.55%, 11/24/2020 (a)	4,417	4,352
Principal Life Global Funding II 1.50%, 4/18/2019 (a)	1,000	993
Protective Life Global Funding 1.56%, 9/13/2019 (a)	2,344	2,314
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (a)	1,388	1,374
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020 (a)	4,170	4,078
WR Berkley Corp.
5.38%, 9/15/2020	500	518
4.63%, 3/15/2022	655	676

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
XLIT Ltd. (Bermuda)
2.30%, 12/15/2018	2,050	2,047
5.75%, 10/1/2021	700	743

		52,704

IT Services — 0.2%
Visa, Inc. 2.15%, 9/15/2022	3,120	3,003
Western Union Co. (The) 3.60%, 3/15/2022	3,435	3,408

		6,411

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.70%, 5/1/2020	2,930	2,999

Machinery — 0.0%(b)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,290	1,290

Media — 0.4%
21st Century Fox America, Inc. 4.50%, 2/15/2021	2,655	2,733
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,781
Discovery Communications LLC
2.20%, 9/20/2019	248	246
2.75%, 11/15/2019(a)	1,177	1,170
NBCUniversal Media LLC 5.15%, 4/30/2020	2,000	2,068
Sky plc (United Kingdom) 2.63%, 9/16/2019(a)	556	553
Time Warner Cable LLC 5.00%, 2/1/2020	1,391	1,420
Warner Media LLC 4.00%, 1/15/2022	2,540	2,576

		14,547

Multi-Utilities — 0.2%
Ameren Corp. 2.70%, 11/15/2020	552	545
Berkshire Hathaway Energy Co.
2.40%, 2/1/2020	1,015	1,008
CMS Energy Corp. 6.25%, 2/1/2020	1,675	1,740
Sempra Energy 9.80%, 2/15/2019	2,736	2,820
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	500
TECO Finance, Inc. 5.15%, 3/15/2020	475	488

		7,101

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp. 6.95%, 6/15/2019	1,195	1,227
BP Capital Markets plc (United Kingdom)
2.32%, 2/13/2020	2,499	2,478
4.50%, 10/1/2020	470	483
4.74%, 3/11/2021	1,820	1,891
Buckeye Partners LP 2.65%, 11/15/2018	4,350	4,351

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Cenovus Energy, Inc. (Canada) 5.70%, 10/15/2019	6,290	6,442
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,358
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	515	513
Enbridge Energy Partners LP
5.20%, 3/15/2020	400	411
4.20%, 9/15/2021	750	758
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	390
Encana Corp. (Canada)
6.50%, 5/15/2019	670	686
3.90%, 11/15/2021	2,300	2,318
Energy Transfer Partners LP 9.00%, 4/15/2019	730	758
EnLink Midstream Partners LP 2.70%, 4/1/2019	3,875	3,856
Enterprise Products Operating LLC
Series N, 6.50%, 1/31/2019	5,000	5,075
5.25%, 1/31/2020	2,135	2,198
EOG Resources, Inc.
5.63%, 6/1/2019	3,450	3,522
4.40%, 6/1/2020	930	949
EQT Corp. 4.88%, 11/15/2021	928	956
Equinor ASA (Norway) 2.25%, 11/8/2019	2,480	2,466
Husky Energy, Inc. (Canada) 7.25%, 12/15/2019	2,660	2,796
Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	672
Magellan Midstream Partners LP
6.55%, 7/15/2019	1,775	1,830
4.25%, 2/1/2021	800	816
Marathon Oil Corp. 2.70%, 6/1/2020	1,763	1,744
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,352
ONEOK Partners LP 8.63%, 3/1/2019	446	458
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	426
Plains All American Pipeline LP
2.60%, 12/15/2019	1,001	993
5.75%, 1/15/2020	1,755	1,808
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021 (d)	1,250	1,304
Sinopec Group Overseas Development 2013 Ltd. (China) 2.50%, 10/17/2018 (a)	1,000	1,000
Spectra Energy Partners LP 2.95%, 9/25/2018	2,819	2,820
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	3,350	3,448

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada)
3.13%, 1/15/2019	4,454	4,461
3.80%, 10/1/2020	715	724
Western Gas Partners LP 4.00%, 7/1/2022	450	448
Williams Cos., Inc. (The)
5.25%, 3/15/2020	525	540
3.60%, 3/15/2022	2,717	2,711

		73,437

Pharmaceuticals — 0.3%
EMD Finance LLC (Germany) 2.40%, 3/19/2020 (a)	1,280	1,264
Mylan NV
2.50%, 6/7/2019	830	826
3.15%, 6/15/2021	1,610	1,586
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	2,040	2,017
2.40%, 9/23/2021	3,970	3,836
Teva Pharmaceutical Finance IV LLC (Israel) 2.25%, 3/18/2020	850	826

		10,355

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	3,000	2,959

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	500
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	1,000	1,030
Norfolk Southern Railway Co. 9.75%, 6/15/2020	1,200	1,338
Penske Truck Leasing Co. LP 2.50%, 6/15/2019 (a)	2,047	2,037
Ryder System, Inc.
2.35%, 2/26/2019	1,403	1,399
2.45%, 9/3/2019	1,865	1,855
2.50%, 5/11/2020	1,320	1,304
3.50%, 6/1/2021	645	647
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (a)	5,600	5,401

		15,511

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. 3.00%, 1/15/2022	4,452	4,341

Software — 0.1%
VMware, Inc. 2.30%, 8/21/2020	2,295	2,248

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,226
AutoZone, Inc. 2.50%, 4/15/2021	1,000	978
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	1,290	1,335

		3,539

Technology Hardware, Storage & Peripherals — 0.0% (b)
Dell International LLC 4.42%, 6/15/2021 (a)	500	508

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
2.75%, 12/2/2021	500	488
3.00%, 5/22/2022 (a)	5,850	5,703

		6,191

Tobacco — 0.1%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020 (a)	2,130	2,111

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.63%, 9/4/2018	1,915	1,915
2.13%, 1/15/2020	2,038	2,010
2.63%, 7/1/2022	1,417	1,363
Aviation Capital Group LLC 2.88%, 1/20/2022 (a)	4,280	4,157
International Lease Finance Corp.
5.88%, 4/1/2019	1,315	1,336
8.25%, 12/15/2020	1,700	1,867

		12,648

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (a) (d)	2,048	2,036

Total Corporate Bonds (Cost $1,022,866)		1,009,970

Asset-Backed Securities — 10.7%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/2020 (a)	434	434
Series 2018-2, Class A, 2.94%, 1/10/2022 (a)	3,672	3,673
AmeriCredit Automobile Receivables
Series 2016-1, Class A3, 1.81%, 10/8/2020	479	479
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2A, 1.51%, 5/18/2020	461	460
Series 2017-1, Class A3, 1.87%, 8/18/2021	1,597	1,587
Series 2017-2, Class A3, 1.98%, 12/20/2021	1,134	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-3, Class A3, 1.90%, 3/18/2022	3,967	3,921
Series 2018-2, Class A3, 3.15%, 3/20/2023	4,631	4,635
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,317
Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, 3.19%, 8/25/2032 ‡ (e)	23	23
Ascentium Equipment Receivables Trust Series 2017-2A, Class A2, 2.00%, 5/11/2020 (a)	1,658	1,650
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (e)	100	99
Series 2003-SD2, Class 2A, 4.27%, 6/25/2043 ‡ (e)	235	235
BXG Receivables Note Trust
Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	558	550
Capital Auto Receivables Asset Trust
Series 2016-2, Class A3, 1.46%, 6/22/2020	572	570
Series 2015-4, Class B, 2.39%, 11/20/2020	5,305	5,289
Capital One Multi-Asset Execution Trust
Series 2015-A7, Class A7, 1.45%, 8/16/2021	2,000	1,998
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (a)	201	201
Carmax Auto Owner Trust Series 2016-3, Class A3, 1.39%, 5/17/2021	851	843
CarMax Auto Owner Trust
Series 2017-3, Class A3, 1.97%, 4/15/2022	2,072	2,045
Series 2017-4, Class A3, 2.11%, 10/17/2022	1,272	1,254
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (a)	1,912	1,904
Centex Home Equity Loan Trust Series 2002-C, Class AF4, 4.98%, 6/25/2031 ‡ (d)	477	476
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3, 1.77%, 10/15/2020 (a)	4,390	4,385
Series 2016-AA, Class A4, 1.96%, 1/18/2022 (a)	3,500	3,487
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023 (a)	767	762
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024 (a)	2,615	2,601
CNH Equipment Trust
Series 2016-B, Class A3, 1.63%, 8/15/2021	852	845
Series 2017-B, Class A3, 1.86%, 9/15/2022	1,875	1,846
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	3,686	3,630

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Continental Airlines Pass-Through Trust
Series 2009-2, Class A, 7.25%, 11/10/2019	427	444
Series 2000-1, Class A-1, 8.05%, 11/1/2020	1,384	1,444
Series 2007-1, Class A, 5.98%, 4/19/2022	693	733
CPS Auto Receivables Trust
Series 2017-C, Class A, 1.78%, 9/15/2020 (a)	1,870	1,866
Series 2017-D, Class A, 1.87%, 3/15/2021 (a)	1,205	1,201
Series 2017-C, Class B, 2.30%, 7/15/2021 (a)	1,839	1,828
Series 2018-B, Class A, 2.72%, 9/15/2021 (a)	2,378	2,376
CPS Auto Trust
Series 2018-C, Class A, 2.87%, 9/15/2021 (a)	1,907	1,907
Credit Acceptance Auto Loan Trust
Series 2016-2A, Class A, 2.42%, 11/15/2023 (a)	2,077	2,074
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	3,041	3,026
Series 2017-2A, Class A, 2.55%, 2/17/2026 (a)	3,299	3,268
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	3,771	3,734
Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	1,077	1,067
Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	5,520	5,531
Series 2018-3A, Class A, 3.55%, 8/15/2027 (a)	6,492	6,491
CSFB Mortgage-Backed Pass-Through Certificates Series 2002-HE4, Class AF, 5.51%, 8/25/2032 ‡ (d)	65	67
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.96%, 10/25/2034 (e)	263	259
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,085	1,180
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,816	1,939
Drive Auto Receivables Trust
Series 2017-2, Class B, 2.25%, 6/15/2021	2,598	2,595
DT Auto Owner Trust
Series 2017-3A, Class A, 1.73%, 8/17/2020 (a)	851	849
Series 2017-4A, Class A, 1.85%, 8/17/2020 (a)	1,640	1,637

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-2A, Class B, 2.44%, 2/15/2021 (a)	2,938	2,935
Series 2017-3A, Class B, 2.40%, 5/17/2021 (a)	2,857	2,849
Series 2018-2A, Class A, 2.84%, 9/15/2021 (a)	4,153	4,152
Series 2018-1A, Class B, 3.04%, 1/18/2022 (a)	5,275	5,264
Series 2018-2A, Class B, 3.43%, 5/16/2022 (a)	3,000	3,001
Exeter Automobile Receivables Trust
Series 2016-3A, Class A, 1.84%, 11/16/2020 (a)	1,119	1,118
Series 2018-1A, Class A, 2.21%, 5/17/2021 (a)	3,420	3,412
Series 2018-2A, Class A, 2.79%, 7/15/2021 (a)	1,750	1,749
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	4,800	4,796
Series 2017-3A, Class A, 2.05%, 12/15/2021 (a)	1,083	1,078
Series 2018-3A, Class A, 2.90%, 1/18/2022 (a)	2,323	2,323
FHLMC Structured Pass-Through Securities Certificates
Series T-20, Class A6, 6.66%, 9/25/2029 (d)	3	3
Fifth Third Auto Trust
Series 2015-1, Class A3, 1.42%, 3/16/2020	775	773
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/2020 (a)	267	267
Series 2016-1A, Class A2, 2.26%, 4/15/2021 (a)	2,771	2,767
Series 2017-2A, Class A1, 1.86%, 10/15/2021 (a)	1,595	1,588
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (a)	1,105	1,097
Series 2018-1A, Class A1, 2.84%, 5/16/2022 (a)	2,077	2,076
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	910	911
Flagship Credit Auto Trust
Series 2016-3, Class A2, 2.05%, 11/15/2020 (a)	2,733	2,729
Series 2015-1, Class C, 3.76%, 6/15/2021 (a)	6,330	6,363
Series 2017-2, Class A, 1.85%, 7/15/2021 (a)	1,970	1,959

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1, Class A, 1.93%, 12/15/2021 (a)	800	798
Series 2017-4, Class A, 2.07%, 4/15/2022 (a)	2,032	2,018
Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	4,157	4,157
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	1,156	1,149
Series 2016-1, Class A, 2.31%, 8/15/2027 (a)	2,700	2,646
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (a)	488	488
Series 2018-2A, Class A, 3.25%, 4/18/2022 (a)	5,252	5,253
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	3,549	3,538
GM Financial Automobile Leasing Trust
Series 2016-3, Class A4, 1.78%, 5/20/2020	5,000	4,973
Series 2017-1, Class A3, 2.06%, 5/20/2020	3,215	3,201
Series 2017-3, Class A3, 2.01%, 11/20/2020	790	782
Series 2018-2, Class A3, 3.06%, 6/21/2021	781	782
Series 2017-3, Class A4, 2.12%, 9/20/2021	797	787
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (d)	306	306
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4, 1.68%, 4/15/2020 (a)	1,500	1,497
Series 2017-B, Class A3, 1.97%, 7/15/2020 (a)	850	844
Hyundai Auto Receivables Trust
Series 2015-B, Class A3, 1.12%, 11/15/2019	67	67
Series 2015-B, Class A4, 1.48%, 6/15/2021	3,416	3,404
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	19,222	19,222
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	4,442	4,445
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	3,868	3,858
Mercedes-Benz Auto Lease Trust Series 2017-A, Class A3, 1.79%, 4/15/2020	4,500	4,481
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.31%, 3/25/2033 ‡ (e)	302	291
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.42%, 12/7/2020 (e)	2,829	2,834

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3, 1.34%, 3/16/2020	443		441
Series 2016-B, Class A3, 1.32%, 1/15/2021	2,314		2,296
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (a)	2,208		2,211
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/2021 (a)	6,736		6,694
Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	2,720		2,725
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	10,490		10,358
Prosper Marketplace Issuance Trust Series 2017-1A, Class A, 2.56%, 6/15/2023 (a)	371		371
Series 2017-2A, Class A, 2.41%, 9/15/2023 (a)	801		800
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	2,791		2,792
Series 2018-2A, Class A, 3.35%, 10/15/2024 (a)	3,818		3,817
RASC Trust Series 2001-KS1, Class AI6, 6.35%, 3/25/2032 ‡	7		7
RBSHD Trust Series 2013-1A, Class A, 7.69%, 10/25/2047 ‡ (a) (d)	—	(f)	—	(f)
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	2,713		2,712
Santander Drive Auto Receivables Trust
Series 2018-1, Class A3, 2.32%, 8/16/2021	1,516		1,509
Series 2018-2, Class B, 3.03%, 9/15/2022	2,566		2,559
Santander Retail Auto Lease Trust
Series 2017-A, Class A3, 2.22%, 1/20/2021 (a)	2,880		2,853
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	1,725		1,720
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (a)	227		227
SoFi Consumer Loan Program LLC
Series 2017-3, Class A, 2.77%, 5/25/2026 (a)	1,181		1,172
Series 2017-6, Class A1, 2.20%, 11/25/2026 (a)	914		910
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1, 2.55%, 2/25/2027 (a)	2,558		2,548
Series 2018-3, Class A1, 3.20%, 8/25/2027 (a)	2,322		2,325

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.05%, 1/25/2041 (a)	1,476	1,463
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (a)	5,283	5,260
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022 (a)	1,460	1,459
Toyota Auto Receivables Owner Trust Series 2017-C, Class A3, 1.78%, 11/15/2021	3,125	3,075
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	6,323	6,132
United Auto Credit Securitization Trust Series 2018-2, Class A, 2.89%, 3/10/2021 (a)	3,760	3,760
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (a)	1,101	1,096
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	3,000	2,977
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (a)	2,137	2,105
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (a) (d)	1,452	1,445
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (d)	691	687
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (a) (d)	1,350	1,340
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (a) (d)	3,532	3,529
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.37%, 6/25/2048 ‡ (a) (d)	2,607	2,607
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 (a) (d)	4,388	4,388
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (d)	1,087	1,085
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2, 1.78%, 4/15/2020 (a)	1,131	1,130
Series 2017-2A, Class A2A, 1.80%, 7/15/2020 (a)	1,832	1,828
Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (a)	2,613	2,605
Series 2017-2A, Class B, 2.25%, 12/15/2020 (a)	8,824	8,775
Series 2018-2A, Class A2A, 2.84%, 9/15/2021 (a)	1,773	1,772
World Financial Network Credit Card Master Trust
Series 2012-D, Class A, 2.15%, 4/17/2023	3,900	3,879
Series 2017-A, Class A, 2.12%, 3/15/2024	3,235	3,185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-A, Class A, 3.07%, 12/16/2024	1,487	1,480
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.30%, 2/15/2022	9,328	9,225
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,586	1,555
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A3, 1.45%, 8/15/2019	2,669	2,662

Total Asset-Backed Securities (Cost $359,990)		358,422

U.S. Government Agency Securities — 8.4%
FHLB 2.00%, 9/14/2018	12,925	12,924
1.75%, 12/14/2018	30,345	30,304
0.88%, 8/5/2019	28,365	27,954
1.00%, 9/26/2019	23,950	23,579
FHLMC 0.88%, 7/19/2019	10,000	9,867
1.63%, 10/25/2019	25,650	25,387
1.50%, 1/17/2020	30,000	29,563
FNMA
1.00%, 8/28/2019	19,310	19,039
1.73%10/9/2019 (g)	27,665	26,882
1.25%, 8/17/2021	12,500	11,979
2.00%, 1/5/2022	33,500	32,624
Resolution Funding Corp. STRIPS 1.49%10/15/2019 (g)	32,690	31,749

Total U.S. Government Agency Securities (Cost $285,540)		281,851

Collateralized Mortgage Obligations — 5.3%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	24	24
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.11%, 10/25/2033 (e)	66	66
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	13
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	96	98
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	43	43
Series 2004-UST1, Class A6, 4.00%, 8/25/2034 (e)	883	866
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	69	69

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-8, Class 6A1, 4.50%, 12/25/2019	140		141
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.41%, 4/1/2037(e)	578		322
FHLMC — GNMA
Series 31, Class Z, 8.00%, 4/25/2024	242		259
Series 56, Class Z, 7.50%, 9/20/2026	58		64
FHLMC REMIC
Series 2750, Class DE, 4.50%, 2/15/2019	288		288
Series 2761, Class CB, 4.00%, 3/15/2019	36		36
Series 2843, Class BC, 5.00%, 8/15/2019	150		151
Series 17, Class I, 9.90%, 10/15/2019	—	(f)	—	(f)
Series 26, Class F, 9.50%, 2/15/2020	—	(f)	—	(f)
Series 23, Class F, 9.60%, 4/15/2020	—	(f)	—	(f)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 81, Class A, 8.13%, 11/15/2020	—	(f)	—	(f)
Series 85, Class C, 8.60%, 1/15/2021	1		1
Series 99, Class Z, 9.50%, 1/15/2021	1		1
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(f)	—	(f)
Series 1056, Class KZ, 6.50%, 3/15/2021	1		1
Series 1053, Class G, 7.00%, 3/15/2021	1		1
Series 1074, Class H, 8.50%, 5/15/2021	—	(f)	—	(f)
Series 1082, Class C, 9.00%, 5/15/2021	1		1
Series 1087, Class I, 8.50%, 6/15/2021	1		2
Series 1125, Class Z, 8.25%, 8/15/2021	6		6
Series 159, Class H, 4.50%, 9/15/2021	—	(f)	—	(f)
Series 189, Class D, 6.50%, 10/15/2021	—	(f)	—	(f)
Series 1142, Class IA, 7.00%, 10/15/2021	4		4
Series 1169, Class G, 7.00%, 11/15/2021	—	(f)	—	(f)
Series 2418, Class MF, 6.00%, 2/15/2022	147		152
Series 1343, Class LA, 8.00%, 8/15/2022	8		9
Series 1424, Class F, 1.48%, 11/15/2022 (e)	1		1
Series 1480, Class LZ, 7.50%, 3/15/2023	40		43
Series 3784, Class S, IF, IO, 4.54%, 7/15/2023 (e)	1,603		108
Series 1560, Class Z, 7.00%, 8/15/2023	96		102
Series 2682, Class JG, 4.50%, 10/15/2023	1,935		2,016
Series 1754, Class Z, 8.50%, 9/15/2024	42		47
Series 1779, Class Z, 8.50%, 4/15/2025	92		103
Series 2989, Class TG, 5.00%, 6/15/2025	3,237		3,377
Series 3005, Class ED, 5.00%, 7/15/2025	1,727		1,796
Series 1888, Class Z, 7.00%, 8/15/2026	149		160
Series 4141, Class BI, IO, 2.50%, 12/15/2027	10,568		786
Series 2995, Class FT, 2.31%, 5/15/2029 (e)	281		279

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3977, Class AB, 3.00%, 9/15/2029	1,981		1,986
Series 2638, Class JG, 5.00%, 2/15/2033	380		383
Series 3005, Class PV, IF, 9.49%, 10/15/2033 (e)	25		27
Series 2989, Class MU, IF, IO, 4.94%, 7/15/2034 (e)	2,933		376
Series 2976, Class HZ, 4.50%, 5/15/2035	639		653
Series 3002, Class BN, 5.00%, 7/15/2035	580		607
Series 3855, Class AM, 6.50%, 11/15/2036	5,005		5,486
Series 3305, Class IW, IF, IO, 4.39%, 4/15/2037 (e)	691		66
Series 3747, Class HI, IO, 4.50%, 7/15/2037	476		1
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	9,762		366
Series 4305, Class KA, 3.00%, 3/15/2038	4,243		4,229
Series 3429, Class S, IF, IO, 4.76%, 3/15/2038 (e)	1,017		106
Series 3546, Class A, 3.38%, 2/15/2039 (e)	1,255		1,279
Series 3572, Class JS, IF, IO, 4.74%, 9/15/2039 (e)	1,266		121
Series 3609, Class SA, IF, IO, 4.28%, 12/15/2039 (e)	4,788		577
Series 4088, Class LE, 4.00%, 10/15/2040	2,586		2,558
Series 4229, Class MA, 3.50%, 5/15/2041	16,478		16,637
Series 3939, Class BZ, 4.50%, 6/15/2041	7,002		7,275
Series 4374, Class NC, 3.75%, 2/15/2046 (d)	8,302		8,371
First Horizon Mortgage Pass-Through Trust Series 2004-7, Class 2A1, 4.75%, 12/25/2019	119		118
FNMA REMIC
Series 2003-92, Class HP, 4.50%, 9/25/2018	—	(f)	—	(f)
Series 1989-2, Class D, 8.80%, 1/25/2019	—	(f)	—	(f)
Series 1999-6, Class PB, 6.00%, 3/25/2019	88		88
Series 1989-27, Class Y, 6.90%, 6/25/2019	1		1
Series 2009-70, Class IN, IO, 4.50%, 8/25/2019	36		—	(f)
Series 1989-54, Class E, 8.40%, 8/25/2019	—	(f)	—	(f)
Series 1989-66, Class J, 7.00%, 9/25/2019	—	(f)	—	(f)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(f)	—	(f)
Series 1989-72, Class E, 9.35%, 10/25/2019	3		3
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(f)	—	(f)
Series 1989-96, Class H, 9.00%, 12/25/2019	—	(f)	—	(f)
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-12, Class G, 4.50%, 2/25/2020	1		1
Series 1990-19, Class G, 9.75%, 2/25/2020	1		1
Series 1990-58, Class J, 7.00%, 5/25/2020	2		2
Series 2010-60, IO, 4.00%, 6/25/2020	599		16
Series 1990-61, Class H, 7.00%, 6/25/2020	3		3

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1990-109, Class J, 7.00%, 9/25/2020	1		1
Series 1990-106, Class J, 8.50%, 9/25/2020	2		2
Series 1990-111, Class Z, 8.75%, 9/25/2020	1		1
Series 1990-123, Class G, 7.00%, 10/25/2020	1		1
Series 1990-117, Class E, 8.95%, 10/25/2020	1		1
Series 1990-132, Class Z, 7.00%, 11/25/2020	1		1
Series 1990-137, Class X, 9.00%, 12/25/2020	23		24
Series 1991-53, Class J, 7.00%, 5/25/2021	—	(f)	—	(f)
Series G-11, Class Z, 8.50%, 5/25/2021	1		1
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(f)	—	(f)
Series G92-19, Class M, 8.50%, 4/25/2022	54		57
Series 1992-96, Class B, PO, 5/25/2022	—	(f)	—	(f)
Series G92-40, Class ZC, 7.00%, 7/25/2022	2		2
Series G92-35, Class E, 7.50%, 7/25/2022	5		5
Series G92-35, Class EA, 8.00%, 7/25/2022	145		153
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1992-131, Class KB, 8.00%, 8/25/2022	307		327
Series G92-54, Class ZQ, 7.50%, 9/25/2022	3		3
Series 1992-185, Class L, 8.00%, 10/25/2022	322		344
Series G92-64, Class J, 8.00%, 11/25/2022	850		900
Series G92-66, Class K, 8.00%, 12/25/2022	368		390
Series 1993-235, Class G, PO, 9/25/2023	9		8
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (e)	1		1
Series 1994-15, Class ZK, 5.50%, 2/25/2024	671		693
Series 1994-43, Class PK, 6.35%, 2/25/2024	349		364
Series G94-6, Class PJ, 8.00%, 5/17/2024	317		341
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	18,925		1,977
Series 2008-72, IO, 5.00%, 8/25/2028	162		14
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,759		1,885
Series 2001-81, Class HE, 6.50%, 1/25/2032	4,590		5,074
Series 2002-64, Class PG, 5.50%, 10/25/2032	3,842		4,132
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	373		81
Series 2003-49, IO, 6.50%, 6/25/2033	529		126
Series 2004-60, Class PA, 5.50%, 4/25/2034	80		80
Series 2005-19, Class PA, 5.50%, 7/25/2034	1,170		1,192
Series 2004-72, Class F, 2.56%, 9/25/2034 (e)	341		344

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-101, Class AR, 5.50%, 1/25/2035	39		41
Series 2005-38, Class FK, 2.36%, 5/25/2035 (e)	1,034		1,033
Series 2006-4, Class PB, 6.00%, 9/25/2035	2,325		2,441
Series 2005-84, Class MB, 5.75%, 10/25/2035	51		55
Series 2006-58, Class ST, IF, IO, 5.09%, 7/25/2036 (e)	355		51
Series 2014-23, Class PA, 3.50%, 8/25/2036	10,550		10,646
Series 2007-16, Class FC, 2.81%, 3/25/2037 (e)	47		49
Series 2007-22, Class SC, IF, IO, 4.02%, 3/25/2037 (e)	114		7
Series 2007-33, Class MS, IF, IO, 4.53%, 4/25/2037 (e)	2,691		338
Series 2007-54, Class FA, 2.46%, 6/25/2037 (e)	337		339
Series 2013-55, Class BA, 3.00%, 6/25/2037	2,258		2,245
Series 2008-93, Class AM, 5.50%, 6/25/2037	495		504
Series 2007-85, Class SH, IF, IO, 4.44%, 9/25/2037 (e)	2,007		149
Series 2013-83, Class CA, 3.50%, 10/25/2037	8,642		8,700
Series 2007-106, Class A7, 6.05%, 10/25/2037 (e)	426		458
Series 2008-18, Class SE, IF, IO, 4.21%, 3/25/2038 (e)	231		26
Series 2013-92, Class A, 3.50%, 12/25/2038	7,373		7,428
Series 2010-58, Class MA, 5.50%, 12/25/2038	171		172
Series 2011-36, Class PA, 4.00%, 2/25/2039	120		120
Series 2009-29, Class LA, 1.39%, 5/25/2039 (e)	2,054		1,863
Series 2009-62, Class HJ, 6.00%, 5/25/2039	925		980
Series 2009-112, Class SW, IF, IO, 4.19%, 1/25/2040 (e)	5,614		682
Series 2013-1, Class BA, 3.00%, 2/25/2040	4,226		4,123
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,653		2,789
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	4,200		299
Series 2013-96, Class CA, 4.00%, 4/25/2041	2,444		2,509
Series 2013-9, Class CB, 5.50%, 4/25/2042	6,992		7,577
Series 2016-2, Class GA, 3.00%, 2/25/2046	4,739		4,642
FNMA REMIC Trust
Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA STRIPS
Series 351, Class 28, IO, 5.00%, 4/25/2019 (e)	18		—	(f)
Series 345, Class 22, IO, 4.50%, 5/25/2020 (e)	1		—	(f)
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)
Series 334, Class 17, IO, 6.50%, 2/25/2033 (e)	321		77
Series 334, Class 9, IO, 6.00%, 3/25/2033	715		144
Series 334, Class 13, IO, 6.00%, 3/25/2033 (e)	285		51
Series 356, Class 16, IO, 5.50%, 6/25/2035 (e)	222		43
Series 359, Class 16, IO, 5.50%, 10/25/2035 (e)	214		39
Series 369, Class 19, IO, 6.00%, 10/25/2036 (e)	279		44
Series 369, Class 26, IO, 6.50%, 10/25/2036 (e)	172		36
Series 386, Class 20, IO, 6.50%, 8/25/2038 (e)	358		78
Series 394, Class C3, IO, 6.50%, 9/25/2038	709		140
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.32%, 11/25/2046 (e)	3,223		3,228
GNMA
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	406		53
Series 2012-84, Class AB, 5.00%, 7/16/2033	335		336
Series 2006-23, Class S, IF, IO, 4.42%, 1/20/2036 (e)	1,985		40
Series 2006-26, Class S, IF, IO, 4.42%, 6/20/2036 (e)	8,499		1,164
Series 2007-16, Class KU, IF, IO, 4.57%, 4/20/2037 (e)	5,417		595
Series 2009-106, Class XL, IF, IO, 4.67%, 6/20/2037 (e)	5,153		415
Series 2008-75, Class SP, IF, IO, 5.39%, 8/20/2038 (e)	1,671		227
Series 2009-14, Class SA, IF, IO, 4.00%, 3/20/2039 (e)	4,916		438
Series 2009-14, Class KS, IF, IO, 4.22%, 3/20/2039 (e)	2,038		214
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	628		165
Series 2011-48, Class QA, 5.00%, 8/16/2039	1,430		1,452
Series 2010-14, Class QP, 6.00%, 12/20/2039	22		22
Series 2012-96, Class WP, 6.50%, 8/16/2042	6,561		7,234

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H05, Class FB, 2.50%, 2/20/2062 (e)	2,809		2,806
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	772		740
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (e)	1,420		1,434
MASTR Alternative Loan Trust
Series 2004-8, Class 7A1, 5.00%, 9/25/2019	131		131
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	10		10
MASTR Asset Securitization Trust
Series 2003-11, Class 10A1, 5.00%, 12/25/2018	4		4
Series 2004-6, Class 6A1, 4.50%, 7/25/2019	23		23
ML Trust XLIV Series 44, Class G, 9.00%, 8/20/2020 ‡	—	(f)	—	(f)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1,380		1,377
Series 2010-R3, Class 1A, 2.64%, 12/8/2020 (e)	7,652		7,731
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 2.32%, 12/25/2035 (e)	1,553		663
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	201		201
Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(f)	—	(f)
WaMu Mortgage Pass-Through Certificates Series 2003-S10, Class A4, 4.50%, 10/25/2018	8		8
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.68%, 11/25/2033 (e)	557		566
Series 2003-K, Class 1A2, 3.68%, 11/25/2033 (e)	9		9
Series 2003-M, Class A1, 3.73%, 12/25/2033 (e)	1,393		1,429
Series 2004-O, Class A1, 4.64%, 8/25/2034 (e)	571		587
Series 2004-EE, Class 2A2, 4.24%, 12/25/2034 (e)	374		385
Series 2004-EE, Class 3A2, 4.24%, 12/25/2034 (e)	717		745

Total Collateralized Mortgage Obligations (Cost $180,684)			176,650

Mortgage-Backed Securities — 3.6%
FHLMC
Pool # 611141, ARM, 3.61%, 1/1/2027 (e)	31		32
Pool # 786211, ARM, 5.75%, 1/1/2027 (e)	2		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 846774, ARM, 3.90%, 12/1/2027 (e)	35		36
Pool # 1B2844, ARM, 3.59%, 3/1/2035 (e)	72		75
Pool # 1L1380, ARM, 4.16%, 3/1/2035 (e)	2,756		2,961
Pool # 1L1379, ARM, 4.51%, 10/1/2035 (e)	1,025		1,091
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (e)	628		666
Pool # 1J1380, ARM, 4.60%, 3/1/2036 (e)	925		996
Pool # 1J1313, ARM, 4.19%, 6/1/2036 (e)	141		147
Pool # 1G1028, ARM, 4.56%, 7/1/2036 (e)	72		76
Pool # 1N0273, ARM, 4.29%, 8/1/2036 (e)	397		414
Pool # 1K0035, ARM, 4.60%, 8/1/2036 (e)	588		617
Pool # 1J1393, ARM, 3.64%, 10/1/2036 (e)	1,160		1,205
Pool # 1J1378, ARM, 3.39%, 11/1/2036 (e)	442		461
Pool # 1J1418, ARM, 3.44%, 12/1/2036 (e)	131		138
Pool # 1J1467, ARM, 3.49%, 12/1/2036 (e)	324		339
Pool # 1N0346, ARM, 4.07%, 12/1/2036 (e)	648		670
Pool # 1J1541, ARM, 3.70%, 1/1/2037 (e)	936		979
Pool # 1J1516, ARM, 3.58%, 2/1/2037 (e)	84		87
Pool # 1J1543, ARM, 4.26%, 2/1/2037 (e)	342		364
Pool # 1J1635, ARM, 3.54%, 3/1/2037 (e)	278		287
Pool # 1N1458, ARM, 3.65%, 3/1/2037 (e)	585		606
Pool # 1J1522, ARM, 4.15%, 3/1/2037 (e)	405		430
Pool # 1J1693, ARM, 3.55%, 4/1/2037 (e)	210		219
Pool # 1Q0339, ARM, 3.87%, 4/1/2037 (e)	69		72
Pool # 1Q0697, ARM, 3.79%, 5/1/2037 (e)	1,057		1,092
Pool # 1J1681, ARM, 4.60%, 6/1/2037 (e)	2,620		2,766
Pool # 1J1685, ARM, 4.62%, 6/1/2037 (e)	1,242		1,311
Pool # 847871, ARM, 3.33%, 8/1/2037 (e)	314		330
Pool # 1J2834, ARM, 3.65%, 8/1/2037 (e)	343		360
Pool # 1B3605, ARM, 4.03%, 8/1/2037 (e)	242		252
Pool # 1Q0476, ARM, 3.66%, 10/1/2037 (e)	321		337
Pool # 1J2945, ARM, 3.50%, 11/1/2037 (e)	59		62
Pool # 1Q0894, ARM, 4.25%, 1/1/2038 (e)	729		773
Pool # 1Q0722, ARM, 4.09%, 4/1/2038 (e)	611		645
FHLMC Gold Pools, 15 Year, Single Family
Pool # E99169, 4.00%, 9/1/2018	1		1
Pool # G12080, 4.50%, 10/1/2018	1		1
Pool # E01488, 5.00%, 10/1/2018	3		3
Pool # E01490, 5.00%, 11/1/2018	4		4
Pool # B10680, 6.00%, 11/1/2018	8		8
Pool # E01538, 5.00%, 12/1/2018	4		4
Pool # G12802, 6.00%, 2/1/2019	—	(f)	—	(f)
Pool # B13747, 5.00%, 4/1/2019	43		44
Pool # B13978, 4.00%, 5/1/2019	23		23
Pool # G12656, 4.00%, 7/1/2019	25		26
Pool # G11596, 5.50%, 8/1/2019	84		84

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G11652, 6.00%, 1/1/2020	73		73
Pool # G12859, 6.00%, 6/1/2020	2		2
Pool # G13056, 5.50%, 12/1/2020	80		80
Pool # G12880, 5.00%, 1/1/2021	177		178
Pool # G13621, 6.50%, 8/1/2021	6		6
Pool # J03447, 6.00%, 9/1/2021	50		50
Pool # G13821, 6.00%, 11/1/2021	194		198
Pool # J10285, 5.50%, 4/1/2022	63		64
Pool # G13274, 5.50%, 10/1/2023	1,273		1,314
Pool # G13301, 5.50%, 10/1/2023	3,111		3,209
Pool # J10284, 6.00%, 12/1/2023	73		75
Pool # G13433, 5.50%, 1/1/2024	438		455
Pool # J14494, 4.00%, 2/1/2026	7,677		7,880
Pool # J15974, 4.00%, 6/1/2026	2,617		2,686
FHLMC Gold Pools, 20 Year, Single Family
Pool # C90246, 6.00%, 1/1/2019	—	(f)	1
Pool # G30145, 6.50%, 2/1/2019	—	(f)	—	(f)
Pool # D93630, 6.50%, 6/1/2019	—	(f)	—	(f)
Pool # D93769, 6.50%, 7/1/2019	—	(f)	—	(f)
Pool # G30195, 6.50%, 5/1/2021	2		2
Pool # G30262, 6.00%, 10/1/2024	281		305
FHLMC Gold Pools, 30 Year, Single Family
Pool # A30588, 6.00%, 7/1/2032	155		168
Pool # G01665, 5.50%, 3/1/2034	3,939		4,285
Pool # G03073, 5.50%, 7/1/2037	1,966		2,115
Pool # G04772, 7.00%, 8/1/2038	207		236
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	325		343
Pool # G20028, 7.50%, 12/1/2036	5,093		5,558
FNMA
Pool # 70226, ARM, 2.02%, 1/1/2019 (e)	—	(f)	—	(f)
Pool # 116612, ARM, 3.62%, 3/1/2019 (e)	—	(f)	—	(f)
Pool # 326088, ARM, 3.42%, 5/1/2025 (e)	7		7
Pool # 325081, ARM, 3.85%, 10/1/2025 (e)	6		6
Pool # 409902, ARM, 4.08%, 6/1/2027 (e)	14		14
Pool # 52597, ARM, 2.48%, 7/1/2027 (e)	4		4
Pool # 725902, ARM, 3.40%, 9/1/2034 (e)	138		145
Pool # 810896, ARM, 3.92%, 1/1/2035 (e)	77		79
Pool # 865095, ARM, 4.78%, 10/1/2035 (e)	1,150		1,237
Pool # 848757, ARM, 3.51%, 12/1/2035 (e)	493		514
Pool # AD0295, ARM, 4.31%, 3/1/2036 (e)	1,489		1,593
Pool # 894571, ARM, 4.56%, 3/1/2036 (e)	1,603		1,724
Pool # 877009, ARM, 4.65%, 3/1/2036 (e)	1,816		1,954
Pool # 871502, ARM, 3.96%, 4/1/2036 (e)	56		57
Pool # 895687, ARM, 4.07%, 5/1/2036 (e)	242		252

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 886952, ARM, 4.55%, 6/1/2036 (e)	3		3
Pool # 882099, ARM, 4.11%, 7/1/2036 (e)	302		316
Pool # 886558, ARM, 3.64%, 8/1/2036 (e)	333		351
Pool # 884722, ARM, 4.21%, 8/1/2036 (e)	375		394
Pool # 745858, ARM, 4.48%, 8/1/2036 (e)	145		153
Pool # 745762, ARM, 4.53%, 8/1/2036 (e)	1		1
Pool # 887714, ARM, 4.66%, 8/1/2036 (e)	269		283
Pool # 894271, ARM, 3.27%, 10/1/2036 (e)	196		205
Pool # 882241, ARM, 3.99%, 10/1/2036 (e)	237		248
Pool # 870920, ARM, 3.37%, 12/1/2036 (e)	52		54
Pool # 905593, ARM, 3.60%, 12/1/2036 (e)	108		113
Pool # AD0296, ARM, 3.62%, 12/1/2036 (e)	945		983
Pool # 905196, ARM, 3.79%, 12/1/2036 (e)	184		195
Pool # 888143, ARM, 3.33%, 1/1/2037 (e)	119		123
Pool # 920954, ARM, 3.94%, 1/1/2037 (e)	1,114		1,150
Pool # 913984, ARM, 3.84%, 2/1/2037 (e)	673		695
Pool # 910178, ARM, 3.81%, 3/1/2037 (e)	852		894
Pool # 936588, ARM, 3.47%, 4/1/2037 (e)	208		212
Pool # 888750, ARM, 3.82%, 4/1/2037 (e)	218		229
Pool # 948208, ARM, 3.82%, 7/1/2037 (e)	1,187		1,218
Pool # 944105, ARM, 4.02%, 7/1/2037 (e)	16		17
Pool # 888620, ARM, 4.22%, 7/1/2037 (e)	115		120
Pool # 950385, ARM, 3.09%, 8/1/2037 (e)	25		26
Pool # 950382, ARM, 3.16%, 8/1/2037 (e)	1,473		1,498
Pool # 952182, ARM, 3.45%, 11/1/2037 (e)	406		423
Pool # AD0081, ARM, 3.58%, 11/1/2037 (e)	697		725
Pool # 995108, ARM, 3.69%, 11/1/2037 (e)	1,280		1,341
Pool # 966911, ARM, 3.57%, 12/1/2037 (e)	283		295
Pool # 914219, ARM, 4.08%, 3/1/2047 (e)	268		275
FNMA, 15 Year, Single Family
Pool # 734650, 4.00%, 9/1/2018	—	(f)	—	(f)
Pool # 739521, 4.00%, 9/1/2018	—	(f)	—	(f)
Pool # 740442, 4.00%, 9/1/2018	—	(f)	—	(f)
Pool # 738661, 4.00%, 9/1/2018	—	(f)	—	(f)
Pool # 740543, 4.00%, 10/1/2018	—	(f)	—	(f)
Pool # 740497, 4.00%, 10/1/2018	5		6
Pool # 755501, 4.50%, 11/1/2018	13		13
Pool # 255048, 4.00%, 12/1/2018	—	(f)	—	(f)
Pool # 888889, 4.50%, 12/1/2018	1		1
Pool # 888681, 5.00%, 12/1/2018	3		3
Pool # 725171, 4.00%, 1/1/2019	—	(f)	—	(f)
Pool # 255077, 5.00%, 1/1/2019	13		13
Pool # 725352, 4.50%, 4/1/2019	16		16
Pool # 255227, 4.50%, 5/1/2019	15		15
Pool # 735985, 5.00%, 6/1/2019	—	(f)	–	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities – continued
Pool # 725793, 5.50%, 9/1/2019	27		27
Pool # 735439, 6.00%, 9/1/2019	31		32
Pool # 725993, 6.00%, 9/1/2019	1		1
Pool # 735208, 6.00%, 10/1/2019	15		15
Pool # 785595, 5.00%, 12/1/2019	20		20
Pool # 735370, 5.50%, 1/1/2020	8		8
Pool # 745014, 6.00%, 5/1/2020	7		7
Pool # 889265, 5.50%, 6/1/2020	2		2
Pool # 888601, 5.50%, 6/1/2020	96		96
Pool # 735742, 5.00%, 7/1/2020	44		45
Pool # AD0452, 6.00%, 4/1/2021	203		205
Pool # 995886, 6.00%, 4/1/2021	26		26
Pool # 897937, 6.00%, 8/1/2021	443		456
Pool # 890129, 6.00%, 12/1/2021	234		239
Pool # 889094, 6.50%, 1/1/2023	427		444
Pool # 995286, 6.50%, 3/1/2023	32		33
Pool # AL0229, 5.50%, 9/1/2023	925		950
Pool # AA1035, 6.00%, 12/1/2023	132		135
Pool # AD0471, 5.50%, 1/1/2024	1,367		1,401
Pool # 995381, 6.00%, 1/1/2024	314		326
Pool # AE0081, 6.00%, 7/1/2024	1,152		1,202
Pool # AD0365, 5.50%, 9/1/2024	499		515
Pool # AD0662, 5.50%, 1/1/2025	2,516		2,616
Pool # AL2193, 5.50%, 7/1/2025	3,194		3,321
FNMA, 20 Year, Single Family
Pool # 252023, 6.50%, 10/1/2018	—	(f)	—	(f)
Pool # 252103, 6.00%, 11/1/2018	—	(f)	—	(f)
Pool # 252210, 6.50%, 2/1/2019	—	(f)	—	(f)
Pool # 252348, 6.50%, 3/1/2019	—	(f)	—	(f)
Pool # 252442, 6.50%, 5/1/2019	1		1
Pool # 252575, 6.00%, 7/1/2019	1		1
Pool # 252642, 6.50%, 8/1/2019	1		1
Pool # 535519, 7.00%, 8/1/2020	63		64
Pool # 253946, 7.00%, 8/1/2021	14		14
Pool # 254344, 6.50%, 6/1/2022	493		540
Pool # 745763, 6.50%, 3/1/2025	308		338
Pool # 256714, 5.50%, 5/1/2027	396		425
FNMA, 30 Year, FHA/VA
Pool # 415460, 8.50%, 3/1/2027	8		8
Pool # 801357, 5.50%, 8/1/2034	94		99
FNMA, 30 Year, Single Family
Pool # 545334, 8.50%, 9/1/2021	1		1
Pool # 479469, 10.00%, 2/1/2024	2		2
Pool # 250511, 6.50%, 3/1/2026	4		4
Pool # 457268, 9.50%, 7/1/2028	7		7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 555889, 8.00%, 12/1/2030	43	46
Pool # 254548, 5.50%, 12/1/2032	2,174	2,359
Pool # 555458, 5.50%, 5/1/2033	3,513	3,893
Pool # 735503, 6.00%, 4/1/2035	2,710	2,993
Pool # 889118, 5.50%, 4/1/2036	5,464	5,948
Pool # 745948, 6.50%, 10/1/2036	432	481
Pool # AD0249, 5.50%, 4/1/2037	3,817	4,157
Pool # 950302, 7.00%, 8/1/2037	814	937
Pool # 888890, 6.50%, 10/1/2037	1,282	1,442
Pool # 929005, 6.00%, 1/1/2038	771	843
Pool # 890268, 6.50%, 10/1/2038	2,209	2,481
Pool # 995149, 6.50%, 10/1/2038	1,360	1,531
FNMA, Other Pool # 745321, 4.50%, 12/1/2019	21	21
GNMA I, 15 Year, Single Family Pool # 782933, 6.50%, 10/15/2023	410	426
GNMA I, 30 Year, Single Family
Pool # 293363, 9.50%, 7/15/2020	7	7
Pool # 780010, 9.50%, 3/15/2023	2	2
Pool # 403964, 9.00%, 9/15/2024	3	4
Pool # 780831, 9.50%, 12/15/2024	10	11
Pool # 780115, 8.50%, 4/15/2025	6	6
Pool # 780965, 9.50%, 12/15/2025	38	39
Pool # 423946, 9.00%, 10/15/2026	1	1
Pool # 687926, 6.50%, 9/15/2038	2,729	3,175
GNMA II
Pool # 8642, ARM, 3.75%, 5/20/2020 (e)	3	3
Pool # 8785, ARM, 3.62%, 5/20/2021 (e)	1	1
Pool # 8807, ARM, 2.75%, 7/20/2021 (e)	9	9
Pool # 8938, ARM, 3.38%, 3/20/2022 (e)	6	6
Pool # 8046, ARM, 2.75%, 9/20/2022 (e)	16	16
Pool # 8746, ARM, 3.13%, 11/20/2025 (e)	45	46
Pool # 8790, ARM, 3.38%, 1/20/2026 (e)	17	18
Pool # 80053, ARM, 3.38%, 3/20/2027 (e)	1	1
Pool # 80152, ARM, 3.38%, 1/20/2028 (e)	1	1
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	8	9
Pool # 1989, 8.50%, 4/20/2025	12	13
Pool # 2285, 8.00%, 9/20/2026	12	14
Pool # 2499, 8.00%, 10/20/2027	4	4
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	8	9
Pool # 4224, 7.00%, 8/20/2038	2,001	2,245
Pool # 4245, 6.00%, 9/20/2038	1,922	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities – continued
Pool # 4247, 7.00%, 9/20/2038	2,405	2,773

TOTAL MORTGAGE-BACKED SECURITIES (Cost $121,536)		122,263

Commercial Mortgage-Backed Securities — 0.2%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,000	3,004
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	2,191	2,194
Morgan Stanley Re-REMIC Trust Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (a)	1,016	1,012
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ, 5.48%, 8/15/2039 (e)	1,652	1,657

Total Commercial Mortgage-Backed Securities (Cost $8,014)		7,867

	Shares (000)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (h) (i) (Cost $2,184)	2,184	2,184

Total Investments — 99.3% (Cost $3,373,911)		3,337,743
Other Assets Less Liabilities — 0.7%		23,942

NET ASSETS — 100.0%		3,361,685

Percentages indicated are based on net assets.

Abbreviations
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(f)	Amount rounds to less than one thousand.
(g)	The rate shown is the effective yield as of August 31, 2018.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 31.1%
U.S. Treasury Inflation Indexed Notes 0.13%, 4/15/2019	1,020	1,088
U.S. Treasury Notes
2.50%, 5/31/2020	9,060	9,041
2.50%, 6/30/2020	1,460	1,457
1.38%, 9/15/2020	88	86
1.75%, 11/15/2020	935	917
1.63%, 11/30/2020	390	381
1.88%, 12/15/2020	330	324
2.25%, 2/15/2021	7,690	7,612
2.38%, 3/15/2021	3,460	3,434
2.38%, 4/15/2021	5,850	5,804
2.63%, 5/15/2021	4,885	4,876
2.63%, 6/15/2021	7,495	7,481
2.63%, 7/15/2021	7,010	6,996
2.75%, 8/15/2021	5,595	5,602
2.63%, 2/28/2023	200	199
2.75%, 5/31/2023	120	120
2.75%, 8/31/2023	775	775

Total U.S. Treasury Obligations (Cost $56,330)		56,193

Corporate Bonds — 27.3%
Aerospace & Defense — 0.5%
General Dynamics Corp. 3.00%, 5/11/2021	210	210
L3 Technologies, Inc. 3.85%, 6/15/2023	65	65
Northrop Grumman Corp. 2.55%, 10/15/2022	140	136
Rockwell Collins, Inc.
3.10%, 11/15/2021	100	99
2.80%, 3/15/2022	50	49
3.20%, 3/15/2024	62	60
TransDigm, Inc. 6.50%, 7/15/2024	125	127
United Technologies Corp. 3.35%, 8/16/2021	195	195

		941

Airlines — 0.0% (a)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024	77	78

Automobiles — 0.2%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021 (b)	180	179
Daimler Finance North America LLC (Germany) 3.35%, 2/22/2023 (b)	150	148

		327

Banks — 7.2%
ABN AMRO Bank NV (Netherlands)
1.80%, 9/20/2019 (b)	200	198
2.45%, 6/4/2020 (b)	200	197

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
3.40%, 8/27/2021 (b)	200	200
ANZ New Zealand Int’l Ltd. (New Zealand)
2.20%, 7/17/2020 (b)	200	196
2.75%, 1/22/2021 (b)	200	197
Australia & New Zealand Banking Group Ltd. (Australia)
2.05%, 9/23/2019	250	248
2.13%, 8/19/2020	250	245
Bank of America Corp.
2.15%, 11/9/2020	200	196
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (c)	650	638
(ICE LIBOR USD 3 Month + 0.65%), 2.99%, 6/25/2022 (c)	215	216
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	340	331
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	125	125
Bank of Montreal (Canada) 2.35%, 9/11/2022	65	63
Bank of Nova Scotia (The) (Canada) 3.13%, 4/20/2021	160	159
Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	200	196
BB&T Corp. 3.20%, 9/3/2021	75	75
Capital One NA 1.85%, 9/13/2019	500	495
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	390	385
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	575	558
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	145	146
Citizens Bank NA 2.25%, 3/2/2020	500	493
Commonwealth Bank of Australia (Australia) 1.75%, 11/7/2019 (b)	400	395
Credit Agricole SA (France) 2.75%, 6/10/2020 (b)	250	248
3.75%, 4/24/2023 (b)	250	246
Discover Bank 3.10%, 6/4/2020	250	249
Fifth Third Bancorp 2.60%, 6/15/2022	100	97
HSBC Holdings plc (United Kingdom)
2.95%, 5/25/2021	200	198
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (c) (d) (e)	200	200
Huntington National Bank (The) 2.50%, 8/7/2022	250	241
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	200	200
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 2.98%, 7/26/2021 (c)	85	85

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	225	224
Mizuho Bank Ltd. (Japan) 2.40%, 3/26/2020 (b)	450	445
MUFG Bank Ltd. (Japan) 2.30%, 3/10/2019 (b)	300	299
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020	250	247
2.50%, 1/12/2021	250	246
National Bank of Canada (Canada) 2.15%, 6/12/2020	250	246
Nordea Bank AB (Sweden) 2.50%, 9/17/2020 (b)	200	197
Regions Financial Corp. 3.20%, 2/8/2021	100	100
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200	200
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	200	195
Skandinaviska Enskilda Banken AB (Sweden) 2.45%, 5/27/2020 (b)	200	197
Sumitomo Mitsui Banking Corp. (Japan)
2.51%, 1/17/2020	250	248
(ICE LIBOR USD 3 Month + 0.35%), 2.69%, 1/17/2020 (c)	250	251
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.93%, 3/9/2021	100	99
2.78%, 10/18/2022	65	63
3.10%, 1/17/2023	75	73
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (c)	285	285
SunTrust Banks, Inc. 2.90%, 3/3/2021	200	198
Svenska Handelsbanken AB (Sweden) 5.13%, 3/30/2020 (b)	250	258
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (c)	200	193
Wells Fargo & Co. 2.50%, 3/4/2021	200	196
3.07%, 1/24/2023	125	122
Series M, 3.45%, 2/13/2023	80	79
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (c) (d) (e)	150	152

Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021 (c)	250	250
Westpac Banking Corp. (Australia) 2.60%, 11/23/2020	150	148

		12,927

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	480	476
Constellation Brands, Inc. 2.70%, 5/9/2022	50	49
Molson Coors Brewing Co. 2.10%, 7/15/2021	75	72

		597

Biotechnology — 0.1%
Amgen, Inc. 2.65%, 5/11/2022	85	83
Celgene Corp. 2.75%, 2/15/2023	145	139

		222

Capital Markets — 2.1%
Credit Suisse AG (Switzerland) 3.00%, 10/29/2021	250	247
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	250	247
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (b) (c)	250	251
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	500	485
3.00%, 4/26/2022	300	295
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	140	137
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (e)	170	161
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	245	238
ING Bank NV (Netherlands) 2.45%, 3/16/2020 (b)	200	198
2.70%, 8/17/2020 (b)	200	198
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (b) (c)	135	129
Morgan Stanley
2.50%, 4/21/2021	200	196
2.63%, 11/17/2021	200	195
3.13%, 1/23/2023	215	211
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	355	354
UBS AG (Switzerland) 2.45%, 12/1/2020 (b)	200	196

		3,738

Chemicals — 0.4%
CF Industries, Inc.
3.40%, 12/1/2021 (b)	100	99
3.45%, 6/1/2023	125	120
Chevron Phillips Chemical Co. LLC
2.45%, 5/1/2020 (b)	200	198
3.30%, 5/1/2023 (b)	60	59

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Dow Chemical Co. (The) 4.13%, 11/15/2021	150	153
Mosaic Co. (The) 3.25%, 11/15/2022	60	59

		688

Commercial Services & Supplies — 0.1%
Garda World Security Corp. (Canada) 7.25%, 11/15/2021 (b)	175	172

Construction & Engineering — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	250	246

Construction Materials — 0.1%
Union Andina de Cementos SAA (Peru) 5.88%, 10/30/2021 (f)	200	204

Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 5/15/2021	150	152
5.00%, 10/1/2021	150	155
American Express Co.
2.20%, 10/30/2020	200	196
3.40%, 2/27/2023	140	139
(ICE LIBOR USD 3 Month + 0.75%), 3.10%, 8/3/2023 (c)	35	35
3.70%, 8/3/2023	35	35
Capital One Financial Corp.
2.50%, 5/12/2020	150	148
3.20%, 1/30/2023	125	122
Caterpillar Financial Services Corp. 3.45%, 5/15/2023	75	76
General Motors Financial Co., Inc.
3.10%, 1/15/2019	250	250
3.70%, 5/9/2023	125	123
HSBC USA, Inc. 2.75%, 8/7/2020	250	248
Springleaf Finance Corp. 7.75%, 10/1/2021	125	135
Synchrony Financial 4.25%, 8/15/2024	100	97
Toyota Motor Credit Corp. 2.95%, 4/13/2021	75	75

		1,986

Containers & Packaging — 0.1%
OI European Group BV 4.00%, 3/15/2023 (b)	12	12
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 5.84%, 7/15/2021 (b) (c)	200	202

		214

Distributors — 0.1%
Global Partners LP
6.25%, 7/15/2022	200	198

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — 0.5%
Federation des Caisses Desjardins du Quebec (Canada) 2.25%, 10/30/2020 (b)	200	196
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	400	392
National Rural Utilities Cooperative Finance Corp. 2.90%, 3/15/2021	100	99
Nationstar Mortgage LLC 6.50%, 7/1/2021	210	210

		897

Diversified Telecommunication Services — 0.6%
AT&T, Inc. 3.80%, 3/1/2024	255	253
CCO Holdings LLC 5.88%, 4/1/2024 (b)	100	102
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	250	268
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020 (b)	150	148
Level 3 Financing, Inc. 5.63%, 2/1/2023	160	162
Verizon Communications, Inc. 3.50%, 11/1/2024	125	124

		1,057

Electric Utilities — 1.2%
American Transmission Systems, Inc. 5.25%, 1/15/2022 (b)	200	210
Duke Energy Corp. 1.80%, 9/1/2021	200	192
Duke Energy Florida LLC 3.10%, 8/15/2021	100	100
Emera US Finance LP (Canada) 2.70%, 6/15/2021	150	146
Enel Finance International NV (Italy) 2.88%, 5/25/2022 (b)	200	192
Eversource Energy Series K, 2.75%, 3/15/2022	150	147
Fortis, Inc. (Canada) 2.10%, 10/4/2021	200	191
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
ITC Holdings Corp. 2.70%, 11/15/2022	170	164
LG&E & KU Energy LLC 3.75%, 11/15/2020	122	123
PNM Resources, Inc. 3.25%, 3/9/2021	69	69
PPL Capital Funding, Inc. 3.50%, 12/1/2022	100	100
Southern California Edison Co.
Series B, 2.40%, 2/1/2022	100	96
Series D, 3.40%, 6/1/2023	70	70
Terraform Global Operating LLC 6.13%, 3/1/2026 (b)	187	181
Xcel Energy, Inc. 4.70%, 5/15/2020	150	153

		2,154

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	50	49
Bristow Group, Inc. 8.75%, 3/1/2023 (b)	51	49
Nabors Industries, Inc. 4.63%, 9/15/2021	275	273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Noble Holding International Ltd. 7.88%, 2/1/2026 (b)	100	102
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (b)	75	75
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (b)	123	125
Transocean Guardian Ltd. 5.88%, 1/15/2024 (b)	40	40

		713

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.
5.90%, 11/1/2021	75	80
3.00%, 6/15/2023	110	106
Crown Castle International Corp. 4.88%, 4/15/2022	100	103
Equinix, Inc. 5.38%, 4/1/2023	150	153
HCP, Inc. 4.00%, 12/1/2022	75	76
Simon Property Group LP 2.63%, 6/15/2022	150	147
Ventas Realty LP 4.25%, 3/1/2022	147	150
Welltower, Inc. 4.95%, 1/15/2021	150	154

		969

Food & Staples Retailing — 0.3%
Safeway, Inc. 3.95%, 8/15/2020	475	462
SUPERVALU, Inc. 7.75%, 11/15/2022	158	164

		626

Food Products — 0.6%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	97
Cargill, Inc.
3.05%, 4/19/2021 (b)	105	104
3.25%, 3/1/2023 (b)	20	20
JBS USA LUX SA 5.88%, 7/15/2024 (b)	350	333
McCormick & Co., Inc. 2.70%, 8/15/2022	50	49
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (b)	400	387

		990

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
2.00%, 3/15/2020	100	99
2.90%, 11/30/2021	250	247
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 3.21%, 12/29/2020 (c)	200	201
2.89%, 6/6/2022	150	146
Mallinckrodt International Finance SA 4.88%, 4/15/2020 (b)	200	199
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	20	20

		912

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.80%, 6/15/2023	60	58
Anthem, Inc. 2.95%, 12/1/2022	75	73
Centene Corp. 5.63%, 2/15/2021	150	153
CVS Health Corp.
3.70%, 3/9/2023	380	379
4.10%, 3/25/2025	68	68
Elanco Animal Health, Inc. 3.91%, 8/27/2021 (b)	75	75
HCA, Inc. 5.38%, 2/1/2025	200	202

		1,008

Hotels, Restaurants & Leisure — 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (b)	12	12
Enterprise Development Authority (The) 12.00%, 7/15/2024 (b)	35	34
Jack Ohio Finance LLC 6.75%, 11/15/2021 (b)	250	259
Scientific Games International, Inc. 5.00%, 10/15/2025 (b)	319	303
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (b)	125	125

		733

Household Products — 0.1%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	200	193

Independent Power and Renewable Electricity Producers — 0.3%
Exelon Generation Co. LLC
2.95%, 1/15/2020	300	299
3.40%, 3/15/2022	225	224

		523

Industrial Conglomerates — 0.1%
General Electric Co. 2.20%, 1/9/2020	200	198

Insurance — 1.1%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	143	142
Jackson National Life Global Funding
2.25%, 4/29/2021 (b)	115	112
3.30%, 6/11/2021 (b)	250	250
Lincoln National Corp. 4.00%, 9/1/2023	15	15
MassMutual Global Funding II 2.35%, 4/9/2019 (b)	285	284
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020 (c) (d) (e)	150	153
Metropolitan Life Global Funding I 3.00%, 1/10/2023 (b)	100	98

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Pricoa Global Funding I 3.45%, 9/1/2023 (b)	150	150
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (c) (d) (e)	60	60
Protective Life Global Funding 2.16%, 9/25/2020 (b)	150	147
(ICE LIBOR USD 3 Month + 0.52%), 2.86%, 6/28/2021 (b) (c)	150	150
Reliance Standard Life Global Funding II 2.50%, 4/24/2019 (b)	295	295
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020 (b)	105	103

		1,959

IT Services — 0.1%
Alliance Data Systems Corp. 5.88%, 11/1/2021 (b)	250	256

Media — 0.4%
Charter Communications Operating LLC 4.91%, 7/23/2025	100	102
Comcast Corp.
3.00%, 2/1/2024	85	83
3.60%, 3/1/2024	40	40
CSC Holdings LLC 5.25%, 6/1/2024	260	252
DISH DBS Corp. 5.00%, 3/15/2023	250	222

		699

Metals & Mining — 0.2%
FMG Resources August 2006 Pty. Ltd. (Australia) 4.75%, 5/15/2022 (b)	215	211
Glencore Funding LLC (Switzerland) 3.00%, 10/27/2022 (b)	75	72

		283

Multi-Utilities — 0.7%
Ameren Corp. 2.70%, 11/15/2020	250	247
Berkshire Hathaway Energy Co. 2.40%, 2/1/2020	100	99
CMS Energy Corp. 5.05%, 3/15/2022	100	105
Consolidated Edison, Inc. 2.00%, 5/15/2021	150	146
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	249	241
NiSource, Inc. 2.65%, 11/17/2022	10	10
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	72
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.79%, 3/15/2021 (c)	195	195
2.90%, 2/1/2023	40	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
WEC Energy Group, Inc. 3.38%, 6/15/2021	100	100

		1,254

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp. 5.13%, 12/1/2022	125	126
Boardwalk Pipelines LP 4.95%, 12/15/2024	50	51
BP Capital Markets plc (United Kingdom) 2.52%, 9/19/2022	200	194
Buckeye Partners LP 4.35%, 10/15/2024	50	49
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	165	160
Chesapeake Energy Corp. 6.63%, 8/15/2020	5	5
Delek Logistics Partners LP 6.75%, 5/15/2025	200	200
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	73
Enterprise Products Operating LLC 2.85%, 4/15/2021	200	198
4.05%, 2/15/2022	150	153
EP Energy LLC 7.75%, 5/15/2026 (b)	145	148
EQT Corp. 2.50%, 10/1/2020	125	123
MPLX LP 4.88%, 12/1/2024	50	52
Oasis Petroleum, Inc. 6.88%, 1/15/2023	125	128
PBF Logistics LP 6.88%, 5/15/2023	200	204
Petroleos Mexicanos (Mexico) 4.88%, 1/24/2022	350	352
SemGroup Corp. 5.63%, 7/15/2022	200	198
Spectra Energy Partners LP 2.95%, 9/25/2018	300	300
Summit Midstream Holdings LLC 5.50%, 8/15/2022	200	199
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	150	154
4.25%, 4/1/2024	95	95
Sunoco LP 5.50%, 2/15/2026 (b)	65	62
TerraForm Power Operating LLC
4.25%, 1/31/2023 (b)	149	145
Ultra Resources, Inc. 6.88%, 4/15/2022 (b)	270	132
Williams Cos., Inc. (The) 4.50%, 11/15/2023	100	103

		3,604

Pharmaceuticals — 1.1%
Allergan Funding SCS 3.45%, 3/15/2022	300	298
Bausch Health Cos., Inc.
5.63%, 12/1/2021 (b)	150	149
5.50%, 11/1/2025 (b)	225	224
Bayer US Finance II LLC (Germany) 3.50%, 6/25/2021 (b)	400	400
EMD Finance LLC (Germany)
2.40%, 3/19/2020 (b)	150	148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
2.95%, 3/19/2022 (b)	150	147
Mylan NV 2.50%, 6/7/2019	110	109
Sanofi (France) 3.38%, 6/19/2023	75	75
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	300	290
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.76%, 8/20/2021 (c)	185	185

		2,025

Road & Rail — 0.3%
DAE Funding LLC (United Arab Emirates) 4.50%, 8/1/2022 (b)	125	123
Hertz Corp. (The) 7.38%, 1/15/2021	250	250
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	205	209
Ryder System, Inc. 3.50%, 6/1/2021	15	15

		597

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.50%, 12/5/2021	75	73
QUALCOMM, Inc. 2.90%, 5/20/2024	50	48

		121

Software — 0.2%
Oracle Corp. 2.50%, 5/15/2022	270	264
salesforce.com, Inc. 3.25%, 4/11/2023	50	50

		314

Specialty Retail — 0.1%
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (b)	200	194

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
4.42%, 6/15/2021 (b)	350	356
5.88%, 6/15/2021 (b)	185	190
5.45%, 6/15/2023 (b)	50	53
Western Digital Corp. 4.75%, 2/15/2026	200	196

		795

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France) 2.65%, 2/3/2021	500	490
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (b)	210	211

		701

Tobacco — 1.0%
Altria Group, Inc.
2.63%, 1/14/2020	350	348

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
2.85%, 8/9/2022	100	98
2.95%, 5/2/2023	100	98
BAT Capital Corp. (United Kingdom) 2.76%, 8/15/2022 (b)	390	378
Imperial Brands Finance plc (United Kingdom) 2.95%, 7/21/2020 (b)	200	199
3.75%, 7/21/2022 (b)	200	199
Philip Morris International, Inc.
2.38%, 8/17/2022	350	338
2.50%, 11/2/2022	95	92

		1,750

Trading Companies & Distributors — 0.2%
Air Lease Corp. 2.50%, 3/1/2021	160	156
Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	100	97
WESCO Distribution, Inc. 5.38%, 12/15/2021	150	152

		405

Wireless Telecommunication Services — 0.5%
Sprint Communications, Inc. 6.00%, 11/15/2022	175	177
Sprint Corp. 7.63%, 3/1/2026	280	294
T-Mobile US, Inc.
6.50%, 1/15/2024 ‡	100	—
4.50%, 2/1/2026 ‡	78	—
T-Mobile USA, Inc.
6.50%, 1/15/2024	100	104
4.50%, 2/1/2026	78	74
4.75%, 2/1/2028	78	74
4.75%, 2/1/2028 ‡	78	—
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	75	74
4.13%, 5/30/2025	45	45

		842

Total Corporate Bonds (Cost $49,938)		49,310

Commercial Mortgage-Backed Securities — 11.2%
Ashford Hospitality Trust
Series 2018-KEYS, Class B, 3.36%, 5/15/2035 ‡ (b) (g)	600	602
BHMS ATLS
Series 2018-ATLS, Class A, 3.31%, 7/15/2035 (b) (g)	500	500
BXMT Ltd.
Series 2017-FL1, Class B, 3.56%, 6/15/2035 ‡ (b) (g)	500	502

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-backed Securities — continued
Series 2017-FL1, Class D, 4.76%, 6/15/2035 ‡ (b) (g)	300	302
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B, 3.21%, 4/10/2028 (b)	324	323
Series 2015-SMRT, Class C, 3.52%, 4/10/2028 (b)	243	243
Series 2015-SMRT, Class D, 3.77%, 4/10/2028 ‡ (b)	206	206
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class C, 3.11%, 7/15/2032 (b) (g)	400	400
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.81%, 5/10/2048‡ (b) (g)	227	224
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.41%, 6/15/2033 ‡ (b) (g)	300	299
DBUBS Mortgage Trust
Series 2011-LC1A, Class C, 5.88%, 11/10/2046 (b) (g)	245	256
FHLMC Multifamily Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.50%, 1/25/2022 (g)	5,784	209
Series K721, Class X3, IO, 1.34%, 9/25/2022 (g)	6,071	287
Series K027, Class X1, IO, 0.91%, 1/25/2023 (g)	11,104	310
Series K033, Class X1, IO, 0.42%, 7/25/2023 (g)	53,564	721
Series K025, Class X3, IO, 1.81%, 11/25/2040 (g)	3,360	223
Series K042, Class X3, IO, 1.66%, 1/25/2043 (g)	6,375	542
Series K054, Class X3, IO, 1.65%, 4/25/2043 (g)	3,700	363
Series K068, Class X3, IO, 2.13%, 10/25/2044 (g)	3,368	491
Series K061, Class X3, IO, 2.04%, 12/25/2044 (g)	2,775	370
Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	2,537	369
Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	1,200	186
FREMF Mortgage Trust
Series 2017-KF36, Class B, 4.73%, 8/25/2024 (b) (g)	293	295
Series 2017-KF38, Class B, 4.58%, 9/25/2024 (b) (g)	296	298
Series 2017-KF39, Class B, 4.58%, 11/25/2024 (b) (g)	300	303
Series 2018-KF42, Class B, 4.28%, 12/25/2024 (b) (g)	300	300
Series 2010-K8, Class B, 5.44%, 9/25/2043 ‡ (b) (g)	1,050	1,086

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-K15, Class B, 5.12%, 8/25/2044 (b) (g)	135	141
Series 2012-K17, Class B, 4.49%, 12/25/2044 (b) (g)	280
Series 2012-K18, Class B, 4.40%, 1/25/2045 (b) (g)	385	394
Series 2012-K709, Class B, 3.87%, 4/25/2045 (b) (g)	325	326
Series 2012-K19, Class B, 4.17%, 5/25/2045 (b) (g)	300	305
Series 2012-K21, Class B, 4.07%, 7/25/2045 (b) (g)	530	538
Series 2012-K22, Class B, 3.81%, 8/25/2045 (b) (g)	190	191
Series 2011-K12, Class B, 4.49%, 1/25/2046 (b) (g)	500	512
Series 2011-K14, Class B, 5.35%, 2/25/2047 (b) (g)	1,100	1,152
Series 2014-K716, Class B, 4.08%, 8/25/2047 (b) (g)	250	253
Series 2011-K13, Class B, 4.77%, 1/25/2048 (b) (g)	600	618
Series 2011-K11, Class B, 4.57%, 12/25/2048 (b) (g)	305	313
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (g)	200	195
GNMA
Series 2015-115, IO, 0.59%, 7/16/2057 (g)	3,211	148
Series 2017-23, IO, 0.73%, 5/16/2059 (g)	3,682	225
GPMT Ltd. (Cayman Islands)
Series 2018-FL1, Class A, 2.97%, 11/21/2035 (b) (g)	390	390
GRACE Mortgage Trust
Series 2014-GRCE, Class B, 3.52%, 6/10/2028 (b)	500	501
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class C, 5.07%, 1/12/2037 ‡ (g)	300	304
Series 2005-LDP5, Class G, 5.90%, 12/15/2044 (b) (g)	310	315
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AJ, 6.48%, 7/15/2040 (g)	300	305
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class C, 5.05%, 4/15/2047 (g)	300	307
Morgan Stanley Capital I Trust
Series 2014-MP, Class B, 3.69%, 8/11/2033 (b)	400	406
Series 2018-SUN, Class B, 3.26%, 7/15/2035 (b) (g)	250	250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	265

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Nationslink Funding Corp.
Series 1999-LTL1, Class E, 5.00%, 1/22/2026 (b)	500	509
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043 (g)	400	404
Series 2007-C30, Class C, 5.48%, 12/15/2043 (g)	300	297
Series 2007-C33, Class AJ, 6.21%, 2/15/2051 (g)	137	136
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (g)	150	150
Series 2013-C12, Class B, 3.86%, 3/15/2048 (g)	150	149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,384)		20,233

Collateralized Mortgage Obligations — 11.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	349	352
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	340	342
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048 (b) (g)	484	484
CHL Mortgage Pass-Through Trust
Series 2006-HYB2, Class 2A1B, 3.63%, 4/20/2036 (g)	279	257
FHLMC REMIC
Series 3558, Class G, 4.00%, 8/15/2024	410	417
Series 3841, Class GW, 3.50%, 4/15/2026	1,500	1,521
Series 4120, Class JS, IF, IO, 4.14%, 10/15/2032 (g)	1,041	139
Series 3036, Class NE, 5.00%, 9/15/2035	288	306
Series 3294, Class NE, 5.50%, 3/15/2037	498	539
Series 4284, Class EJ, 3.00%, 10/15/2038	287	283
Series 3820, Class GJ, 3.50%, 12/15/2039	203	204
Series 3904, Class EC, 2.00%, 8/15/2040	146	142
Series 4012, Class JD, 1.75%, 12/15/2040	268	261
Series 4776, Class DJ, 4.00%, 4/15/2041	92	94
Series 4091, Class TA, 3.00%, 5/15/2041	198	196
Series 4048, Class CA, 2.00%, 9/15/2041	567	545
Series 4537, Class HA, 3.50%, 9/15/2041	216	218
Series 4454, Class B, 3.00%, 10/15/2041	103	102
Series 4467, Class DA, 3.00%, 11/15/2041	400	395
Series 4183, Class PA, 3.50%, 1/15/2043	1,048	1,056
Series 4800, Class PA, 3.50%, 7/15/2043	444	447

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4239, Class LD, 3.00%, 8/15/2043	187	184
Series 4480, Class QA, 3.00%, 11/15/2043	233	230
Series 4711, Class HA, 3.00%, 12/15/2043	154	151
Series 4623, Class EB, 2.50%, 12/15/2044	437	419
Series 4681, Class SD, IF, IO, 4.09%, 5/15/2047 (g)	1,009	175
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 2.81%, 3/25/2030 (g)	235	236
Series 2017-DNA3, Class M2, 4.56%, 3/25/2030 (g)	250	261
Series 2018-HQA1, Class M2, 4.36%, 9/25/2030 (g)	400	404
FNMA REMIC
Series 2015-80, Class CA, 3.00%, 4/25/2040	890	878
Series 2014-84, Class KA, 3.00%, 11/25/2040	978	969
Series 2015-55, Class QA, 3.50%, 10/25/2042	411	411
Series 2018-18, Class P, 3.50%, 4/25/2043	1,927	1,944
Series 2015-2, Class PA, 2.25%, 3/25/2044	270	259
Series 2016-63, Class JA, 2.50%, 12/25/2044	525	514
Series 2015-54, Class FA, 2.41%, 7/25/2045 (g)	159	158
Series 2016-40, Class FA, 2.71%, 7/25/2046 (g)	46	47
Series 2017-13, Class AS, IF, IO, 3.99%, 2/25/2047 (g)	1,029	190
Series 2017-47, Class ST, IF, IO, 4.04%, 6/25/2047 (g)	967	186
Series 2017-69, Class SH, IF, IO, 4.14%, 9/25/2047 (g)	1,049	193
Series 2017-46, Class LB, 3.50%, 12/25/2052	855	860
Series 2017-49, Class JA, 4.00%, 7/25/2053	440	452
Series 2017-96, Class KA, 3.00%, 1/25/2055	902	888
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	987
Series 2010-101, Class LE, 3.00%, 8/20/2039	251	251
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	649	140
LSTAR Securities Investment Ltd. (Cayman Islands)
Series 2017-7, Class A, 0.04%, 10/1/2022 (b) (g)	55	55
RALI Trust
Series 2003-QS12, Class A4, 3.35%, 6/25/2018	22	22
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR5, Class A6, 3.91%, 5/25/2035 (g)	245	247

Total Collateralized Mortgage Obligations (Cost $20,327)		20,011

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 10.7%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (b)	600	604
Series 2017-2, Class D, 3.69%, 6/12/2023 (b)	600	599
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	160	159
Series 2017-3, Class D, 3.18%, 7/18/2023	500	493
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	172	173
Citi Held For Asset Issuance
Series 2015-PM1, Class C, 5.01%, 12/15/2021 ‡ (b)	166	167
CLUB Credit Trust
Series 2017-P1, Class B, 3.56%, 9/15/2023 (b)	500	498
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	148	147
Series 2017-P2, Class B, 3.56%, 1/15/2024 ‡ (b)	250	248
CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	490	490
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	75	76
CPS Auto Receivables Trust
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	500	495
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023 (b)	130	132
Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	500	503
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	350	350
Series 2018-3A, Class C, 4.04%, 12/15/2027 (b)	350	350
Dell Equipment Finance Trust
Series 2017-2, Class A3, 2.19%, 10/24/2022 (b)	273	270
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	120	121
Drive Auto Receivables Trust
Series 2017-3, Class C, 2.80%, 7/15/2022	500	498
Series 2018-3, Class D, 4.30%, 9/16/2024	500	506
DT Auto Owner Trust
Series 2015-3A, Class D, 4.53%, 10/17/2022 (b)	400	404
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	350	350
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	300	298
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023 (b)	540	541
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023 (b)	800	800
Series 2017-4, Class D, 3.58%, 1/15/2024 (b)	300	295
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	350	348

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	175	175
Series 2018-1, Class B, 4.56%, 7/18/2024‡ (b)	200	200
GLS Auto Receivables Trust
Series 2018-2A, Class C, 4.17%, 4/15/2024 (b)	300	301
LendingClub Issuance Trust
Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (b)	250	253
Lendmark Funding Trust
Series 2017-2A, Class A, 2.80%, 5/20/2026 (b)	250	247
Series 2017-2A, Class B, 3.38%, 5/20/2026 ‡ (b)	400	395
Series 2017-2A, Class C, 4.33%, 5/20/2026 ‡ (b)	150	148
Marlette Funding Trust
Series 2017-3A, Class A, 2.36%, 12/15/2024 (b)	153	153
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	250	248
Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (b)	200	200
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-SD1, Class A, 2.86%, 8/25/20340 ‡ (g)	807	806
Nissan Auto Lease Trust
Series 2016-B, Class A3, 1.50%, 7/15/2019	141	141
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A3, 1.18%, 1/15/2021	825	817
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057 ‡ (b) (h)	270	266
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	150	149
Series 2017-3A, Class B, 3.36%, 11/15/2023 (b)	300	298
RASC Trust
Series 2006-KS4, Class A4, 2.30%, 6/25/2036 ‡ (g)	1,179	1,173
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	500	500
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (b)	192	190
Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (b)	300	297
Springleaf Funding Trust
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	500	499
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	29	28
US Airways Pass-Through Trust
Series 2012-2, Class A, 4.63%, 6/3/2025	103	106

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	267

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	140	140
VOLT LXIII LLC
Series 2017-NP10, Class A1, 3.00%, 10/25/2047 (b) (h)	248	245
Volvo Financial Equipment LLC
Series 2017-1A, Class A2, 1.55%, 10/15/2019 (b)	398	398
Westlake Automobile Receivables Trust
Series 2016-2A, Class D, 4.10%, 6/15/2021 (b)	500	505
Series 2018-3A, Class D, 4.00%, 10/16/2023 (b)	500	501

Total Asset-Backed Securities (Cost $19,362)		19,294

Mortgage-Backed Securities — 4.9%
FHLMC Gold Pools, 15 Year, Single Family
Pool # J16679, 3.00%, 9/1/2026	208	208
Pool # J17232, 3.00%, 11/1/2026	293	293
Pool # J17506, 3.00%, 12/1/2026	147	146
Pool # G14700, 3.00%, 1/1/2028	310	310
Pool # J24740, 3.00%, 7/1/2028	128	127
Pool # G15655, 3.00%, 10/1/2028	329	328
Pool # G15147, 3.00%, 8/1/2029	1,721	1,714
Pool # G16255, 2.50%, 7/1/2032	612	595
Pool # G16407, 2.50%, 1/1/2033	392	380
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91649, 3.00%, 4/1/2033	86	86
FNMA, 15 Year, Single Family
Pool # AL9552, 3.50%, 8/1/2031	825	837
Pool # AS9697, 3.50%, 5/1/2032	341	344
FNMA, 20 Year, Single Family
Pool # MA1446, 3.50%, 5/1/2033	437	443
Pool # MA1527, 3.00%, 8/1/2033	269	267
GNMA II, 30 Year, Single Family
Pool # MA5332, 5.00%, 7/20/2048	2,655	2,795

Total Mortgage-Backed Securities (Cost $8,945)		8,873

Foreign Government Securities — 0.7%
Arab Republic of Egypt (Egypt) 5.88%, 6/11/2025 (f)	200	187
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (f)	200	207
Provincia de Buenos Aires (Argentina) 10.88%, 1/26/2021 (f)	300	287
Republic of Belarus (Belarus) 6.88%, 2/28/2023 (f)	200	204

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Ukraine (Ukraine) 7.75%, 9/1/2019 (f)	100	100
7.75%, 9/1/2020 (f)	100	99
Ukreximbank Via Biz Finance plc (Ukraine) 9.63%, 4/27/2022 (f)	150	152

Total Foreign Government Securities (Cost $1,323)		1,236

	SHARES (000)
Short-Term Investments — 2.7%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (i) (j) (Cost $4,742)	4,742	4,742

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 2.04% 11/15/2018 (k) (Cost $214)	215	215

Total Short-Term Investments (Cost $4,956)		4,957

Total Investments — 99.7% (Cost $181,565)		180,107
Other Assets Less Liabilities — 0.3%		547

NET ASSETS — 100.0%		180,654

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Futures contracts outstanding as of August 31, 2018 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	105	12/2018	USD	22,192	(2)
U.S. Treasury 5 Year Note	94	12/2018	USD	10,655	(3)
U.S. Treasury 10 Year Note	3	12/2018	USD	360	— (l)
U.S. Treasury Ultra Bond	1	12/2018	USD	159	(1)

					(6)

Short Contracts
U.S. Treasury 10 Year Note	(64)	12/2018	USD	(7,690)	10
U.S. Treasury 10 Year Ultra Note	(44)	12/2018	USD	(5,629)	10

					20

					14

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.s
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.

(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2018.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2018.
(k)	The rate shown is the effective yield as of August 31, 2018.
(l)	Amount rounds to less than one thousand.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$28,575,321	$13,124,540	$1,290,539
Investments in affiliates, at value	328,346	958,113	49,419
Foreign currency, at value	—	602	—
Deposits at broker for futures contracts	—	1,305	—
Receivables:
Investment securities sold	5,162	7,588	87
Investment securities sold — delayed delivery securities	—	140,259	—
Fund shares sold	33,649	20,499	2,770
Interest and dividends from non-affiliates	131,681	79,200	4,055
Dividends from affiliates	580	1,682	65
Variation margin on futures contracts	—	1,284	—
Variation margin on centrally cleared swaps (net upfront payments of $0, $2,325 and $0, respectively)	—	2,484	—
Unrealized appreciation on forward foreign currency exchange contracts	—	978	—
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $498 and $0, respectively)	—	2,447	—
Other assets	—	125	—

Total Assets	29,074,739	14,341,106	1,346,935

LIABILITIES:
Payables:
Due to custodian	5,182	177	—	(a)
Investment securities purchased	1,861	28,818	—
Investment securities purchased — delayed delivery securities	70,529	460,423	—
Fund shares redeemed	13,276	8,355	3,493
Unrealized depreciation on forward foreign currency exchange contracts	—	103	—
Accrued liabilities:
Investment advisory fees	6,374	3,158	258
Administration fees	1,397	859	45
Distribution fees	784	406	128
Service fees	1,305	252	131
Custodian and accounting fees	281	179	28
Collateral management fees	—	11	—
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)
Deferred foreign capital gains tax	—	3	—
Audit fees	69	71	41
Other	155	18	33

Total Liabilities	101,213	502,833	4,157

Net Assets	$28,973,526	$13,838,273	$1,342,778

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$29,192,907	$14,098,742	$1,349,953
Accumulated undistributed (distributions in excess of) net investment income	1,249	1,001	(37)
Accumulated net realized gains (losses)	22,082	(46,777)	(2,219)
Net unrealized appreciation (depreciation)	(242,712)	(214,693)	(4,919)

Total Net Assets	$28,973,526	$13,838,273	$1,342,778

Net Assets:
Class A	$1,763,413	$1,294,768	$392,881
Class C	564,184	184,788	36,356
Class I	7,183,649	1,466,204	596,577
Class L	—	383,637	—
Class R2	97,216	20,807	45,695
Class R3	4,319	4,738	8,815
Class R4	5,942	2,868	3,747
Class R5	381,378	6,251	—
Class R6	18,973,425	10,474,212	258,707

Total	$28,973,526	$13,838,273	$1,342,778

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	156,315	160,624	38,320
Class C	49,683	22,791	3,557
Class I	637,285	181,973	58,224
Class L	—	47,549	—
Class R2	8,630	2,582	4,461
Class R3	384	589	860
Class R4	528	356	366
Class R5	33,881	776	—
Class R6	1,681,169	1,298,883	25,254

Net Asset Value (a):
Class A — Redemption price per share	$11.28	$8.06	$10.25
Class C — Offering price per share (b)	11.36	8.11	10.22
Class I — Offering and redemption price per share	11.27	8.06	10.25
Class L — Offering and redemption price per share	—	8.07	—
Class R2 — Offering and redemption price per share	11.26	8.06	10.24
Class R3 — Offering and redemption price per share	11.25	8.05	10.25
Class R4 — Offering and redemption price per share	11.26	8.05	10.25
Class R5 — Offering and redemption price per share	11.26	8.06	—
Class R6 — Offering and redemption price per share	11.29	8.06	10.24
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.72	$8.37	$10.65

Cost of investments in non-affiliates	$28,818,092	$13,338,371	$1,295,458
Cost of investments in affiliates	328,287	957,834	49,419
Cost of foreign currency	—	627	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$8,763,356	$1,367,139		$936,353
Investments in affiliates, at value	344,832	19,854		82,421
Investments in affiliates — restricted, at value	—	3,200		—
Cash	1,409	—		1
Foreign currency, at value	704	—		—
Receivables:
Investment securities sold	10,463	5,191		1,534
Investment securities sold — delayed delivery securities	227	—		—
Fund shares sold	5,500	1,622		1,223
Interest and dividends from non-affiliates	142,160	7,847		2,427
Dividends from affiliates	470	11		142
Variation margin on centrally cleared swaps (net upfront payments of $10,559, $0 and $0, respectively)	455	—		—
Outstanding OTC swap contracts, at value	—	9,444		—
Other assets	—	—		40

Total Assets	9,269,576	1,414,308		1,024,141

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Investment securities purchased	12,729	11,313		6,000
Investment securities purchased — delayed delivery securities	—	2,409		—
Fund shares redeemed	5,631	1,611		2,065
Variation margin on centrally cleared swaps	—	36		—
Outstanding OTC swap contracts, at value	—	7,388		—
Accrued liabilities:
Investment advisory fees	4,018	372		136
Administration fees	215	86		29
Distribution fees	235	9		39
Service fees	440	22		59
Custodian and accounting fees	138	54		40
Collateral management fees	8	12		—
Audit fees	82	57		43
Other	491	269		33

Total Liabilities	23,987	23,638		8,444

Net Assets	$9,245,589	$1,390,670		$1,015,697

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan High Yield Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$9,689,593	$1,456,656	$1,040,223
Accumulated undistributed (distributions in excess of) net investment income	(4,360)	— (a)	(82)
Accumulated net realized gains (losses)	(375,983)	(52,893)	(19,215)
Net unrealized appreciation (depreciation)	(63,661)	(13,093)	(5,229)

Total Net Assets	$9,245,589	$1,390,670	$1,015,697

Net Assets:
Class A	$648,510	$24,314	$139,331
Class C	144,841	5,740	16,473
Class I	3,409,329	191,391	203,603
Class R2	7,036	—	—
Class R3	252	—	—
Class R4	42	—	—
Class R5	67,064	13,601	—
Class R6	4,968,515	1,155,624	656,290

Total	$9,245,589	$1,390,670	$1,015,697

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	89,908	2,399	13,965
Class C	20,043	569	1,669
Class I	470,032	18,889	20,409
Class R2	977	—	—
Class R3	35	—	—
Class R4	6	—	—
Class R5	9,232	1,336	—
Class R6	684,808	113,873	65,691

Net Asset Value (b):
Class A — Redemption price per share	$7.21	$10.14	$9.98
Class C — Offering price per share (c)	7.23	10.08	9.87
Class I — Offering and redemption price per share	7.25	10.13	9.98
Class R2 — Offering and redemption price per share	7.20	—	—
Class R3 — Offering and redemption price per share	7.26	—	—
Class R4 — Offering and redemption price per share	7.25	—	—
Class R5 — Offering and redemption price per share	7.26	10.18	—
Class R6 — Offering and redemption price per share	7.26	10.15	9.99
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.49	$10.54	$10.21

Cost of investments in non-affiliates	$8,830,150	$1,382,252	$941,589
Cost of investments in affiliates	344,832	19,854	82,414
Cost of investments in affiliates — restricted	—	3,200	—
Cost of foreign currency	729	—	—

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$1,918,833	$3,335,559		$175,365
Investments in affiliates, at value	49,357	2,184		4,742
Receivables:
Investment securities sold	144	15,205		13
Investment securities sold — delayed delivery securities	—	—		8
Fund shares sold	1,673	4,441		616
Interest and dividends from non-affiliates	6,993	16,300		1,017
Dividends from affiliates	93	16		7
Tax reclaims	—	—		16
Variation margin on futures contracts	—	—		12
Other assets	1	—		15

Total Assets	1,977,094	3,373,705		181,811

LIABILITIES:
Payables:
Due to custodian	306	90		2
Investment securities purchased	6	7,907		776
Investment securities purchased — delayed delivery securities	5,031	—		—
Fund shares redeemed	971	2,575		237
Accrued liabilities:
Investment advisory fees	353	636		20
Administration fees	—	179		1
Distribution fees	31	66		19
Service fees	130	226		7
Custodian and accounting fees	81	69		11
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—	(a)
Audit fees	41	42		70
Other	1	230		14

Total Liabilities	6,951	12,020		1,157

Net Assets	$1,970,143	$3,361,685		$180,654

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$1,982,057	$3,418,156	$197,601
Accumulated undistributed (distributions in excess of) net investment income	173	(261)	(5)
Accumulated net realized gains (losses)	(1,288)	(20,042)	(15,498)
Net unrealized appreciation (depreciation)	(10,799)	(36,168)	(1,444)

Total Net Assets	$1,970,143	$3,361,685	$180,654

Net Assets:
Class A	$113,950	$210,253	$83,240
Class C	10,370	29,827	3,176
Class I	914,413	824,707	65,196
Class R6	931,410	2,296,898	29,042

Total	$1,970,143	$3,361,685	$180,654

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	10,159	19,710	8,905
Class C	951	2,777	341
Class I	83,650	77,205	6,977
Class R6	85,232	215,080	3,108

Net Asset Value (a):
Class A — Redemption price per share	$11.22	$10.67	$9.35
Class C — Offering price per share (b)	10.91	10.74	9.33
Class I — Offering and redemption price per share	10.93	10.68	9.34
Class R6 — Offering and redemption price per share	10.93	10.68	9.34
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.66	$10.92	$9.57

Cost of investments in non-affiliates	$1,929,636	$3,371,727	$176,823
Cost of investments in affiliates	49,353	2,184	4,742

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$473,626	$220,746	$19,167
Interest income from affiliates	2	2	— (a)
Dividend income from non-affiliates	—	63	—
Dividend income from affiliates	5,304	9,553	533
Foreign taxes withheld	—	(95)	—

Total investment income	478,932	230,269	19,700

EXPENSES:
Investment advisory fees	43,904	19,962	2,003
Administration fees	11,867	5,395	541
Distribution fees:
Class A	2,474	1,523	519
Class C	2,265	752	146
Class R2	251	54	122
Class R3	5	9	7
Service fees:
Class A	2,474	1,523	519
Class C	755	251	49
Class I	8,969	1,646	742
Class L	—	213	—
Class R2	126	27	61
Class R3	5	8	6
Class R4	7	2	3
Class R5	195	2	—
Custodian and accounting fees	573	467	50
Interest expense to affiliates	—	1	—
Professional fees	45	38	38
Collateral management fees	—	23	—
Trustees’ and Chief Compliance Officer’s fees	63	35	15
Printing and mailing costs	791	415	31
Registration and filing fees	200	136	79
Transfer agency fees (See Note 2.I.)	223	111	47
Other	212	108	16

Total expenses	75,404	32,701	4,994

Less fees waived	(12,014)	(3,435)	(1,116)
Less expense reimbursements	(76)	(7)	(2)

Net expenses	63,314	29,259	3,876

Net investment income (loss)	415,618	201,010	15,824

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,792)	(17,766	)(b)	163
Investments in affiliates	(48)	(17)		—
Options purchased	—	(878)		—
Futures contracts	—	198		—
Foreign currency transactions	—	(120)		—
Forward foreign currency exchange contracts	—	2,304		—
Options written	—	319		—
Swaps	—	(558)		—

Net realized gain (loss)	(4,840)	(16,518)		163

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(121,585)	(40,824	)(c)	(2,150)
Investments in affiliates	89	273		—
Options purchased	—	240		—
Futures contracts	—	(4,785)		—
Foreign currency translations	—	(147)		—
Forward foreign currency exchange contracts	—	436		—
Options written	—	(80)		—
Swaps	—	4,705		—

Change in net unrealized appreciation/depreciation	(121,496)	(40,182)		(2,150)

Net realized/unrealized gains (losses)	(126,336)	(56,700)		(1,987)

Change in net assets resulting from operations	$289,282	$144,310		$13,837

(a)	Amount rounds to less than one thousand.
(b)	Net of foreign capital gains tax of approximately $(4,000) for JPMorgan Core Plus Bond Fund.
(c)	Net of change in foreign capital gains tax of approximately $1,000 for JPMorgan Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$285,217	$20,783	$12,540
Interest income from affiliates	1	17	— (a)
Dividend income from non-affiliates	957	—	—
Dividend income from affiliates	2,330	144	744

Total investment income	288,505	20,944	13,284

EXPENSES:
Investment advisory fees	27,373	2,306	1,268
Administration fees	3,699	534	411
Distribution fees:
Class A	814	31	161
Class C	567	22	64
Class R2	18	—	—
Class R3	— (a)	—	—
Service fees:
Class A	814	31	161
Class C	189	7	21
Class I	4,305	275	266
Class R2	9	—	—
Class R3	— (a)	—	—
Class R4	— (a)	—	—
Class R5	35	6	—
Custodian and accounting fees	243	122	76
Interest expense to affiliates	2	—	—
Professional fees	105	53	39
Collateral management fees	16	24	—
Trustees’ and Chief Compliance Officer’s fees	28	14	14
Printing and mailing costs	474	15	9
Registration and filing fees	84	40	28
Transfer agency fees (See Note 2.J.)	753	8	24
Other	86	7	13

Total expenses	39,614	3,495	2,555

Less fees waived	(7,891)	(186)	(781)
Less expense reimbursements	(4)	—	—

Net expenses	31,719	3,309	1,774

Net investment income (loss)	256,786	17,635	11,510

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(21,531)	(1,410)	51
Investments in affiliates	—	— (a)	— (a)
Foreign currency transactions	(6)	—	—
Swaps	2,391	(1,062)	—

Net realized gain (loss)	(19,146)	(2,472)	51

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(65,375)	(4,219)	(198)
Investments in affiliates	—	7	17
Foreign currency translations	(39)	—	—
Swaps	2,681	5,123	—

Change in net unrealized appreciation/depreciation	(62,733)	911	(181)

Net realized/unrealized gains (losses)	(81,879)	(1,561)	(130)

Change in net assets resulting from operations	$174,907	$16,074	$11,380

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34,752	$37,998	$2,039
Interest income from affiliates	— (a)	— (a)	— (a)
Dividend income from affiliates	335	166	37

Total investment income	35,087	38,164	2,076

EXPENSES:
Investment advisory fees	3,427	4,401	166
Administration fees	794	1,428	54
Distribution fees:
Class A	141	346	54
Class C	42	122	9
Service fees:
Class A	141	346	54
Class C	14	41	3
Class I	1,125	1,135	76
Custodian and accounting fees	145	125	39
Interest expense to affiliates	1	—	—
Professional fees	21	52	62
Trustees’ and Chief Compliance Officer’s fees	16	19	13
Printing and mailing costs	24	31	7
Registration and filing fees	32	34	31
Transfer agency fees (See Note 2.J.)	18	27	2
Other	26	66	2

Total expenses	5,967	8,173	572

Less fees waived	(2,625)	(919)	(261)
Less expense reimbursements	—	(6)	— (a)

Net expenses	3,342	7,248	311

Net investment income (loss)	31,745	30,916	1,765

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	809	(7,478)	(420)
Investments in affiliates	1	—	—
Futures contracts	—	—	(157)
Swaps	—	—	— (a)

Net realized gain (loss)	810	(7,478)	(577)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(7,386)	3,386	(54)
Investments in affiliates	5	—	—
Futures contracts	—	—	43

Change in net unrealized appreciation/depreciation	(7,381)	3,386	(11)

Net realized/unrealized gains (losses)	(6,571)	(4,092)	(588)

Change in net assets resulting from operations	$25,174	$26,824	$1,177

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$415,618	$724,323	$201,010	$291,422
Net realized gain (loss)	(4,840)	80,280	(16,518)	(27,321)
Change in net unrealized appreciation/depreciation	(121,496)	(566,677)	(40,182)	(178,253)

Change in net assets resulting from operations	289,282	237,926	144,310	85,848

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(25,020)	(55,454)	(16,600)	(26,539)
From net realized gains	—	(5,145)	—	—
Class C
From net investment income	(5,793)	(13,800)	(1,983)	(4,616)
From net realized gains	—	(1,561)	—	—
Class I
From net investment income	(101,172)	(247,346)	(19,781)	(38,229)
From net realized gains	—	(17,163)	—	—
Class L
From net investment income	—	—	(6,196)	(28,652)
Class R2
From net investment income	(1,116)	(2,262)	(246)	(635)
From net realized gains	—	(241)	—	—
Class R3
From net investment income	(50)	(55)	(84)	(104)
From net realized gains	—	(7)	—	—
Class R4
From net investment income	(81)	(23)	(19)	(7)
From net realized gains	—	— (a)	—	—
Class R5
From net investment income	(5,593)	(11,649)	(67)	(21)
From net realized gains	—	(958)	—	—
Class R6
From net investment income	(283,220)	(391,520)	(154,105)	(187,871)
From net realized gains	—	(36,621)	—	—

Total distributions to shareholders	(422,045)	(783,805)	(199,081)	(286,674)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	601,547	1,509,821	1,968,654	3,690,087

NET ASSETS:
Change in net assets	468,784	963,942	1,913,883	3,489,261
Beginning of period	28,504,742	27,540,800	11,924,390	8,435,129

End of period	$28,973,526	$28,504,742	$13,838,273	$11,924,390

Accumulated undistributed (distributions in excess of) net investment income	$1,249	$7,676	$1,001	$(928)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Government Bond Fund		JPMorgan High Yield Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,824	$29,828	$256,786	$587,002
Net realized gain (loss)	163	(993)	(19,146)	47,479
Change in net unrealized appreciation/depreciation	(2,150)	(31,645)	(62,733)	(283,089)

Change in net assets resulting from operations	13,837	(2,810)	174,907	351,392

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,649)	(9,935)	(17,909)	(40,012)
From net realized gains	—	(412)	—	—
Class C
From net investment income	(316)	(814)	(3,725)	(9,159)
From net realized gains	—	(45)	—	—
Class I
From net investment income	(7,478)	(14,978)	(98,026)	(257,922)
From net realized gains	—	(540)	—	—
Class R2
From net investment income	(462)	(988)	(187)	(425)
From net realized gains	—	(49)	—	—
Class R3 (a)
From net investment income	(58)	(41)	(3)	— (b)
From net realized gains	—	(3)	—	—
Class R4 (a)
From net investment income	(29)	(7)	(1)	(1)
From net realized gains	—	— (b)	—	—
Class R5
From net investment income	—	—	(1,997)	(4,166)
Class R6
From net investment income	(3,092)	(3,037)	(140,308)	(277,660)
From net realized gains	—	(162)	—	—

Total distributions to shareholders	(16,084)	(31,011)	(262,156)	(589,345)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,619	(11,713)	309,880	(4,001,136)

NET ASSETS:
Change in net assets	28,372	(45,534)	222,631	(4,239,089)
Beginning of period	1,314,406	1,359,940	9,022,958	13,262,047

End of period	$1,342,778	$1,314,406	$9,245,589	$9,022,958

Accumulated undistributed (distributions in excess of) net investment income	$(37)	$223	$(4,360)	$1,010

(a)	Commencement of offering of class of shares effective August 21, 2017 for JPMorgan High Yield Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,635	$30,547	$11,510	$18,616
Net realized gain (loss)	(2,472)	(23,382)	51	(794)
Change in net unrealized appreciation/depreciation	911	(2,822)	(181)	(94)

Change in net assets resulting from operations	16,074	4,343	11,380	17,728

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(304)	(445)	(1,293)	(1,755)
Class C
From net investment income	(54)	(76)	(126)	(252)
Class I
From net investment income	(2,911)	(8,015)	(2,342)	(3,531)
Class R5
From net investment income	(158)	(116)	—	—
Class R6
From net investment income	(14,413)	(23,048)	(7,885)	(12,873)

Total distributions to shareholders	(17,840)	(31,700)	(11,646)	(18,411)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(48,540)	21,110	4,112	(174,107)

NET ASSETS:
Change in net assets	(50,306)	(6,247)	3,846	(174,790)
Beginning of period	1,440,976	1,447,223	1,011,851	1,186,641

End of period	$1,390,670	$1,440,976	$1,015,697	$1,011,851

Accumulated undistributed (distributions in excess of) net investment income	$—	$205	$(82)	$54

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,745	$70,793	$30,916	$59,497
Net realized gain (loss)	810	1,109	(7,478)	(8,457)
Change in net unrealized appreciation/depreciation	(7,381)	(37,784)	3,386	(41,606)

Change in net assets resulting from operations	25,174	34,118	26,824	9,434

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,653)	(3,490)	(1,866)	(5,073)
Class C
From net investment income	(140)	(361)	(144)	(321)
Class I
From net investment income	(14,759)	(31,048)	(7,432)	(17,124)
Class R6
From net investment income	(15,899)	(35,793)	(22,072)	(36,776)

Total distributions to shareholders	(32,451)	(70,692)	(31,514)	(59,294)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	12,545	(363,352)	(291,473)	(2,347,777)

NET ASSETS:
Change in net assets	5,268	(399,926)	(296,163)	(2,397,637)
Beginning of period	1,964,875	2,364,801	3,657,848	6,055,485

End of period	$1,970,143	$1,964,875	$3,361,685	$3,657,848

Accumulated undistributed (distributions in excess of) net investment income	$173	$879	$(261)	$337

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,765	$5,041
Net realized gain (loss)	(577)	(267)
Change in net unrealized appreciation/depreciation	(11)	(1,995)

Change in net assets resulting from operations	1,177	2,779

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(585)	(152)
Class C
From net investment income	(24)	(35)
Class I
From net investment income	(798)	(3,753)
Class R6
From net investment income	(359)	(1,153)

Total distributions to shareholders	(1,766)	(5,093)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	84,122	(65,946)

NET ASSETS:
Change in net assets	83,533	(68,260)
Beginning of period	97,121	165,381

End of period	$180,654	$97,121

Accumulated undistributed (distributions in excess of) net investment income	$(5)	$(4)

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$262,342	$601,278	$511,309	$390,059
Distributions reinvested	23,595	56,966	16,120	25,576
Cost of shares redeemed	(657,562)	(1,038,857)	(243,995)	(457,792)

Change in net assets resulting from Class A capital transactions	$(371,625)	$(380,613)	$283,434	$(42,157)

Class C
Proceeds from shares issued	$13,175	$57,458	$10,857	$34,177
Distributions reinvested	5,464	14,457	1,893	4,393
Cost of shares redeemed	(89,829)	(336,760)	(36,017)	(103,367)

Change in net assets resulting from Class C capital transactions	$(71,190)	$(264,845)	$(23,267)	$(64,797)

Class I
Proceeds from shares issued	$1,348,418	$3,245,608	$473,918	$1,069,484
Distributions reinvested	95,408	235,522	18,073	34,800
Cost of shares redeemed	(1,437,255)	(8,219,690)	(200,664)	(1,109,416)

Change in net assets resulting from Class I capital transactions	$6,571	$(4,738,560)	$291,327	$(5,132)

Class L
Proceeds from shares issued	$—	$—	$39,585	$581,420
Distributions reinvested	—	—	5,787	27,822
Cost of shares redeemed	—	—	(103,307)	(1,490,783)

Change in net assets resulting from Class L capital transactions	$—	$—	$(57,935)	$(881,541)

Class R2
Proceeds from shares issued	$8,461	$32,001	$2,855	$9,182
Distributions reinvested	1,019	2,276	156	356
Cost of shares redeemed	(14,137)	(42,276)	(4,673)	(21,086)

Change in net assets resulting from Class R2 capital transactions	$(4,657)	$(7,999)	$(1,662)	$(11,548)

Class R3
Proceeds from shares issued	$1,038	$3,638	$2,988	$8,942
Distributions reinvested	46	57	84	104
Cost of shares redeemed	(190)	(604)	(5,972)	(1,185)

Change in net assets resulting from Class R3 capital transactions	$894	$3,091	$(2,900)	$7,861

Class R4
Proceeds from shares issued	$596	$5,755	$2,112	$785
Distributions reinvested	81	23	19	7
Cost of shares redeemed	(345)	(82)	(44)	(27)

Change in net assets resulting from Class R4 capital transactions	$332	$5,696	$2,087	$765

Class R5
Proceeds from shares issued	$36,973	$116,105	$5,340	$1,839
Distributions reinvested	4,133	9,784	67	21
Cost of shares redeemed	(48,611)	(165,257)	(964)	(36)

Change in net assets resulting from Class R5 capital transactions	$(7,505)	$(39,368)	$4,443	$1,824

Class R6
Proceeds from shares issued	$2,385,146	$8,830,212	$2,024,924	$5,323,174
Distributions reinvested	276,848	408,744	153,874	186,415
Cost of shares redeemed	(1,613,267)	(2,306,537)	(705,671)	(824,777)

Change in net assets resulting from Class R6 capital transactions	$1,048,727	$6,932,419	$1,473,127	$4,684,812

Total change in net assets resulting from capital transactions	$601,547	$1,509,821	$1,968,654	$3,690,087

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class A
Issued	23,184	51,890	63,342	47,221
Reinvested	2,092	4,916	2,000	3,100
Redeemed	(58,360)	(89,666)	(30,273)	(55,544)

Change in Class A Shares	(33,084)	(32,860)	35,069	(5,223)

Class C
Issued	1,160	4,922	1,337	4,116
Reinvested	481	1,239	234	529
Redeemed	(7,909)	(28,831)	(4,441)	(12,436)

Change in Class C Shares	(6,268)	(22,670)	(2,870)	(7,791)

Class I
Issued	119,624	280,349	58,856	129,670
Reinvested	8,464	20,327	2,244	4,217
Redeemed	(127,392)	(707,461)	(24,903)	(133,062)

Change in Class I Shares	696	(406,785)	36,197	825

Class L
Issued	—	—	4,905	70,347
Reinvested	—	—	718	3,365
Redeemed	—	—	(12,815)	(178,227)

Change in Class L Shares	—	—	(7,192)	(104,515)

Class R2
Issued	750	2,758	355	1,113
Reinvested	91	197	19	43
Redeemed	(1,253)	(3,649)	(579)	(2,554)

Change in Class R2 Shares	(412)	(694)	(205)	(1,398)

Class R3
Issued	92	315	372	1,080
Reinvested	4	5	10	13
Redeemed	(17)	(53)	(744)	(144)

Change in Class R3 Shares	79	267	(362)	949

Class R4
Issued	54	501	263	96
Reinvested	7	2	2	1
Redeemed	(31)	(7)	(5)	(3)

Change in Class R4 Shares	30	496	260	94

Class R5
Issued	3,280	10,054	663	223
Reinvested	367	846	8	3
Redeemed	(4,313)	(14,287)	(119)	(4)

Change in Class R5 Shares	(666)	(3,387)	552	222

Class R6
Issued	210,720	760,815	250,437	640,779
Reinvested	24,529	35,286	19,089	22,599
Redeemed	(142,778)	(199,142)	(87,525)	(99,842)

Change in Class R6 Shares	92,471	596,959	182,001	563,536

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Government Bond Fund		JPMorgan High Yield Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$53,398	$131,688	$152,049	$242,743
Distributions reinvested	2,519	5,428	17,711	38,738
Cost of shares redeemed	(94,322)	(220,828)	(147,128)	(610,140)

Change in net assets resulting from Class A capital transactions	$(38,405)	$(83,712)	$22,632	$(328,659)

Class C
Proceeds from shares issued	$2,002	$6,572	$6,673	$16,721
Distributions reinvested	281	747	3,486	8,612
Cost of shares redeemed	(8,451)	(30,815)	(22,289)	(75,122)

Change in net assets resulting from Class C capital transactions	$(6,168)	$(23,496)	$(12,130)	$(49,789)

Class I
Proceeds from shares issued	$90,258	$265,451	$768,319	$1,761,361
Distributions reinvested	5,866	12,951	75,253	174,005
Cost of shares redeemed	(79,978)	(324,723)	(722,644)	(4,955,589)

Change in net assets resulting from Class I capital transactions	$16,146	$(46,321)	$120,928	$(3,020,223)

Class R2
Proceeds from shares issued	$6,130	$18,557	$869	$2,771
Distributions reinvested	291	630	148	308
Cost of shares redeemed	(11,395)	(24,913)	(1,699)	(3,696)

Change in net assets resulting from Class R2 capital transactions	$(4,974)	$(5,726)	$(682)	$(617)

Class R3 (a)
Proceeds from shares issued	$6,123	$3,788	$227	$20
Distributions reinvested	32	34	3	— (b)
Cost of shares redeemed	(1,040)	(534)	—	—

Change in net assets resulting from Class R3 capital transactions	$5,115	$3,288	$230	$20

Class R4 (a)
Proceeds from shares issued	$3,463	$801	$15	$27
Distributions reinvested	29	7	1	1
Cost of shares redeemed	(514)	(70)	— (b)	— (b)

Change in net assets resulting from Class R4 capital transactions	$2,978	$738	$16	$28

Class R5
Proceeds from shares issued	$—	$—	$9,153	$26,062
Distributions reinvested	—	—	1,900	3,920
Cost of shares redeemed	—	—	(15,662)	(26,127)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(4,609)	$3,855

Class R6
Proceeds from shares issued	$83,076	$190,833	$591,122	$2,427,255
Distributions reinvested	2,829	3,152	138,544	261,716
Cost of shares redeemed	(29,978)	(50,469)	(546,171)	(3,294,722)

Change in net assets resulting from Class R6 capital transactions	$55,927	$143,516	$183,495	$(605,751)

Total change in net assets resulting from capital transactions	$30,619	$(11,713)	$309,880	$(4,001,136)

(a)	Commencement of offering of class of shares effective August 21, 2017 for JPMorgan High Yield Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Government Bond Fund		JPMorgan High Yield Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class A
Issued	5,210	12,507	21,038	32,741
Reinvested	246	516	2,463	5,234
Redeemed	(9,204)	(20,982)	(20,375)	(82,507)

Change in Class A Shares	(3,748)	(7,959)	3,126	(44,532)

Class C
Issued	195	627	922	2,251
Reinvested	28	71	484	1,162
Redeemed	(827)	(2,940)	(3,082)	(10,117)

Change in Class C Shares	(604)	(2,242)	(1,676)	(6,704)

Class I
Issued	8,812	25,273	105,486	236,228
Reinvested	573	1,231	10,406	23,389
Redeemed	(7,807)	(30,728)	(99,572)	(666,140)

Change in Class I Shares	1,578	(4,224)	16,320	(406,523)

Class R2
Issued	599	1,764	121	373
Reinvested	28	60	21	42
Redeemed	(1,114)	(2,371)	(236)	(500)

Change in Class R2 Shares	(487)	(547)	(94)	(85)

Class R3 (a)
Issued	599	360	31	3
Reinvested	3	3	1	— (b)
Redeemed	(102)	(51)	—	—

Change in Class R3 Shares	500	312	32	3

Class R4 (a)
Issued	339	77	2	4
Reinvested	3	1	— (b)	— (b)
Redeemed	(50)	(7)	— (b)	— (b)

Change in Class R4 Shares	292	71	2	4

Class R5
Issued	—	—	1,258	3,490
Reinvested	—	—	262	526
Redeemed	—	—	(2,153)	(3,508)

Change in Class R5 Shares	—	—	(633)	508

Class R6
Issued	8,116	18,004	81,380	324,517
Reinvested	276	301	19,152	35,190
Redeemed	(2,927)	(4,817)	(75,094)	(443,295)

Change in Class R6 Shares	5,465	13,488	25,438	(83,588)

(a)	Commencement of offering of class of shares effective August 21, 2017 for JPMorgan High Yield Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,227	$11,323	$55,901	$59,846
Distributions reinvested	296	439	1,250	1,681
Cost of shares redeemed	(3,978)	(15,432)	(39,033)	(90,060)

Change in net assets resulting from Class A capital transactions	$1,545	$(3,670)	$18,118	$(28,533)

Class C
Proceeds from shares issued	$937	$1,742	$1,764	$3,939
Distributions reinvested	54	76	119	243
Cost of shares redeemed	(886)	(1,874)	(2,944)	(27,709)

Change in net assets resulting from Class C capital transactions	$105	$(56)	$(1,061)	$(23,527)

Class I
Proceeds from shares issued	$67,287	$119,209	$58,926	$79,389
Distributions reinvested	2,806	4,304	2,036	2,544
Cost of shares redeemed	(85,179)	(468,786)	(72,275)	(105,446)

Change in net assets resulting from Class I capital transactions	$(15,086)	$(345,273)	$(11,313)	$(23,513)

Class R5
Proceeds from shares issued	$10,181	$5,859	$—	$—
Distributions reinvested	25	32	—	—
Cost of shares redeemed	(2,532)	(559)	—	—

Change in net assets resulting from Class R5 capital transactions	$7,674	$5,332	$—	$—

Class R6
Proceeds from shares issued	$169,603	$514,485	$48,862	$86,371
Distributions reinvested	14,410	20,987	7,875	12,720
Cost of shares redeemed	(226,791)	(170,695)	(58,369)	(197,625)

Change in net assets resulting from Class R6 capital transactions	$(42,778)	$364,777	$(1,632)	$(98,534)

Total change in net assets resulting from capital transactions	$(48,540)	$21,110	$4,112	$(174,107)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
SHARE TRANSACTIONS:
Class A
Issued	517	1,103	5,602	5,972
Reinvested	29	43	125	168
Redeemed	(393)	(1,504)	(3,913)	(8,998)

Change in Class A Shares	153	(358)	1,814	(2,858)

Class C
Issued	93	170	179	397
Reinvested	5	8	12	25
Redeemed	(88)	(183)	(298)	(2,796)

Change in Class C Shares	10	(5)	(107)	(2,374)

Class I
Issued	6,637	11,616	5,907	7,936
Reinvested	277	419	204	254
Redeemed	(8,426)	(45,648)	(7,246)	(10,527)

Change in Class I Shares	(1,512)	(33,613)	(1,135)	(2,337)

Class R5
Issued	1,000	567	—	—
Reinvested	3	3	—	—
Redeemed	(250)	(55)	—	—

Change in Class R5 Shares	753	515	—	—

Class R6
Issued	16,711	50,085	4,892	8,601
Reinvested	1,423	2,042	789	1,269
Redeemed	(22,321)	(16,656)	(5,842)	(19,725)

Change in Class R6 Shares	(4,187)	35,471	(161)	(9,855)

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$22,757	$41,158	$73,569	$112,705
Distributions reinvested	1,632	3,352	1,804	4,986
Cost of shares redeemed	(19,091)	(76,049)	(251,348)	(260,753)

Change in net assets resulting from Class A capital transactions	$5,298	$(31,539)	$(175,975)	$(143,062)

Class C
Proceeds from shares issued	$525	$1,406	$1,531	$4,556
Distributions reinvested	134	345	137	306
Cost of shares redeemed	(2,093)	(7,751)	(6,723)	(58,967)

Change in net assets resulting from Class C capital transactions	$(1,434)	$(6,000)	$(5,055)	$(54,105)

Class I
Proceeds from shares issued	$149,896	$354,744	$70,185	$502,029
Distributions reinvested	11,993	24,627	7,271	9,195
Cost of shares redeemed	(132,761)	(496,184)	(262,000)	(2,354,349)

Change in net assets resulting from Class I capital transactions	$29,128	$(116,813)	$(184,544)	$(1,843,125)

Class R6
Proceeds from shares issued	$55,616	$176,644	$532,278	$1,581,425
Distributions reinvested	15,210	33,762	19,136	22,300
Cost of shares redeemed	(91,273)	(419,406)	(477,313)	(1,911,210)

Change in net assets resulting from Class R6 capital transactions	$(20,447)	$(209,000)	$74,101	$(307,485)

Total change in net assets resulting from capital transactions	$12,545	$(363,352)	$(291,473)	$(2,347,777)

SHARE TRANSACTIONS:
Class A
Issued	2,027	3,587	6,899	10,444
Reinvested	146	292	169	462
Redeemed	(1,702)	(6,638)	(23,561)	(24,203)

Change in Class A Shares	471	(2,759)	(16,493)	(13,297)

Class C
Issued	49	125	142	420
Reinvested	12	31	13	28
Redeemed	(192)	(694)	(626)	(5,430)

Change in Class C Shares	(131)	(538)	(471)	(4,982)

Class I
Issued	13,702	31,674	6,569	46,497
Reinvested	1,097	2,203	681	853
Redeemed	(12,133)	(44,294)	(24,526)	(217,644)

Change in Class I Shares	2,666	(10,417)	(17,276)	(170,294)

Class R6
Issued	5,088	15,715	49,850	146,199
Reinvested	1,392	3,020	1,792	2,068
Redeemed	(8,338)	(37,471)	(44,689)	(176,910)

Change in Class R6 Shares	(1,858)	(18,736)	6,953	(28,643)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	291

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$82,608	$8,924
Distributions reinvested	585	152
Cost of shares redeemed	(9,734)	(3,323)

Change in net assets resulting from Class A capital transactions	$73,459	$5,753

Class C
Proceeds from shares issued	$2,245	$627
Distributions reinvested	24	35
Cost of shares redeemed	(289)	(717)

Change in net assets resulting from Class C capital transactions	$1,980	$(55)

Class I
Proceeds from shares issued	$17,540	$25,601
Distributions reinvested	798	1,477
Cost of shares redeemed	(9,259)	(94,353)

Change in net assets resulting from Class I capital transactions	$9,079	$(67,275)

Class R6
Proceeds from shares issued	$6,399	$2,826
Distributions reinvested	359	266
Cost of shares redeemed	(7,154)	(7,461)

Change in net assets resulting from Class R6 capital transactions	$(396)	$(4,369)

Total change in net assets resulting from capital transactions	$84,122	$(65,946)

SHARE TRANSACTIONS:
Class A
Issued	8,829	943
Reinvested	63	16
Redeemed	(1,041)	(348)

Change in Class A Shares	7,851	611

Class C
Issued	241	65
Reinvested	3	4
Redeemed	(31)	(75)

Change in Class C Shares	213	(6)

Class I
Issued	1,873	2,680
Reinvested	85	155
Redeemed	(989)	(9,905)

Change in Class I Shares	969	(7,070)

Class R6
Issued	685	296
Reinvested	38	28
Redeemed	(764)	(776)

Change in Class R6 Shares	(41)	(452)

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED AUGUST 31, 2018 (Unaudited)

(Amounts in thousands)

JPMorgan Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$25,174

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(203,675)
Proceeds from disposition of investment securities	214,565
Purchase of short-term investments — affiliates, net	(24,620)
Change in unrealized (appreciation)/depreciation on investments	7,381
Net realized (gain)/loss on investments in non-affiliates	(809)
Net realized (gain)/loss on investments in affiliates	(1)
Net amortization (accretion) of income	2,486
Increase in interest and dividends receivable from non-affiliates	(316)
Increase in dividends receivable from affiliates	(67)
Increase in investment advisory fees payable	77
Increase in distribution fees payable	3
Increase in service fees payable	3
Increase in custodian and accounting fees payable	25
Decrease in other accrued expenses payable	(94)

Net cash provided (used) by operating activities	20,132

Cash flows provided (used) by financing activities:
Increase in due to custodian	306
Proceeds from shares issued	228,653
Payment for shares redeemed	(245,651)
Cash distributions paid to shareholders (net of reinvestments of $28,969)	(3,482)

Net cash provided (used) by financing activities	(20,174)

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	(42)
Restricted and unrestricted cash and foreign currency at beginning of period	42

Restricted and unrestricted cash and foreign currency at end of period	$—

Supplemental disclosure of cash flow information:

For the period ended August 31, 2018, the Fund paid approximately $1,000 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:	February 28, 2018	August 31, 2018
Cash	$42	$—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$11.33	$0.14	$(0.04)	$0.10	$(0.15)	$—	$(0.15)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)

Class C
Six Months Ended August 31, 2018 (Unaudited)	11.41	0.11	(0.05)	0.06	(0.11)	—	(0.11)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)

Class I
Six Months Ended August 31, 2018 (Unaudited)	11.32	0.16	(0.05)	0.11	(0.16)	—	(0.16)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (f)	(0.31)	(0.06)	(0.37)

Class R2
Six Months Ended August 31, 2018 (Unaudited)	11.32	0.12	(0.05)	0.07	(0.13)	—	(0.13)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)

Class R3
Six Months Ended August 31, 2018 (Unaudited)	11.30	0.14	(0.05)	0.09	(0.14)	—	(0.14)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Six Months Ended August 31, 2018 (Unaudited)	11.31	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Six Months Ended August 31, 2018 (Unaudited)	11.31	0.16	(0.05)	0.11	(0.16)	—	(0.16)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	11.34	0.17	(0.05)	0.12	(0.17)	—	(0.17)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.28	0.85%	$1,763,413	0.74%	2.53%	0.90%	13%
11.33	0.73	2,146,164	0.75	2.42	0.92	26
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15

11.36	0.54	564,184	1.35	1.92	1.40	13
11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15

11.27	0.98	7,183,649	0.49	2.78	0.65	13
11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15

11.26	0.59	97,216	1.09	2.18	1.16	13
11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15

11.25	0.81	4,319	0.84	2.43	0.89	13
11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

11.26	0.93	5,942	0.59	2.68	0.64	13
11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

11.26	1.01	381,378	0.44	2.83	0.50	13
11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15

11.29	1.06	18,973,425	0.34	2.93	0.39	13
11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$8.09	$0.11	$(0.03)	$0.08	$(0.11)	$—	$(0.11)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)

Class C
Six Months Ended August 31, 2018 (Unaudited)	8.14	0.08	(0.03)	0.05	(0.08)	—	(0.08)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)

Class I
Six Months Ended August 31, 2018 (Unaudited)	8.09	0.12	(0.03)	0.09	(0.12)	—	(0.12)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)

Class L
Six Months Ended August 31, 2018 (Unaudited)	8.10	0.12	(0.03)	0.09	(0.12)	—	(0.12)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.23)	—	(0.23)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)

Class R2
Six Months Ended August 31, 2018 (Unaudited)	8.09	0.09	(0.03)	0.06	(0.09)	—	(0.09)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)

Class R3
Six Months Ended August 31, 2018 (Unaudited)	8.08	0.10	(0.03)	0.07	(0.10)	—	(0.10)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (f) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Six Months Ended August 31, 2018 (Unaudited)	8.09	0.12	(0.05)	0.07	(0.11)	—	(0.11)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Six Months Ended August 31, 2018 (Unaudited)	8.09	0.12	(0.03)	0.09	(0.12)	—	(0.12)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	8.10	0.13	(0.05)	0.08	(0.12)	—	(0.12)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.06	0.98%	$1,294,768	0.73%	2.73%	0.91%	30%
8.09	0.98	1,016,261	0.74	2.65	0.92	42
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25

8.11	0.64	184,788	1.38	2.07	1.41	30
8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25

8.06	1.13	1,466,204	0.44	3.02	0.65	30
8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25

8.07	1.11	383,637	0.47	2.98	0.50	30
8.10	1.36	443,474	0.48	2.92	0.51	42
8.22	3.46	1,309,781	0.48	2.70	0.56	59
8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25

8.06	0.78	20,807	1.13	2.32	1.18	30
8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25

8.05	0.90	4,738	0.88	2.56	0.90	30
8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.05	0.91	2,868	0.63	2.84	0.66	30
8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.06	1.12	6,251	0.47	2.99	0.50	30
8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.06	1.04	10,474,212	0.38	3.08	0.40	30
8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$10.27	$0.11	(e)	$(0.01)	$0.10	$(0.12)	$—	$(0.12)
Year Ended February 28, 2018	10.54	0.22	(e)	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2017	10.86	0.22	(e)	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23	(e)	— (f)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)

Class C
Six Months Ended August 31, 2018 (Unaudited)	10.24	0.08	(e)	(0.02)	0.06	(0.08)	—	(0.08)
Year Ended February 28, 2018	10.50	0.15	(e)	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(e)	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	(e)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.26	0.13	(e)	(0.01)	0.12	(0.13)	—	(0.13)
Year Ended February 28, 2018	10.53	0.25	(e)	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(e)	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	(e)	— (f)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)

Class R2
Six Months Ended August 31, 2018 (Unaudited)	10.26	0.10	(e)	(0.02)	0.08	(0.10)	—	(0.10)
Year Ended February 28, 2018	10.53	0.19	(e)	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(e)	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	(e)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)

Class R3
Six Months Ended August 31, 2018 (Unaudited)	10.27	0.11	(e)	(0.02)	0.09	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.53	0.21	(e)	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (g) through February 28, 2017	10.90	0.09	(e)	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Six Months Ended August 31, 2018 (Unaudited)	10.26	0.12	(e)	(0.01)	0.11	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.53	0.24	(e)	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (g) through February 28, 2017	10.90	0.10	(e)	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	10.26	0.13	(e)	(0.01)	0.12	(0.14)	—	(0.14)
Year Ended February 28, 2018	10.53	0.26	(e)	(0.26)	— (f)	(0.26)	(0.01)	(0.27)
August 1, 2016 (g) through February 28, 2017	10.97	0.14	(e)	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.25	0.94%	$392,881	0.74%	2.21%	0.93%	4%
10.27	(0.43)	432,065	0.74	2.08	0.94	15
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5

10.22	0.63	36,356	1.35	1.60	1.42	4
10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5

10.25	1.18	596,577	0.47	2.48	0.67	4
10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5

10.24	0.76	45,695	1.09	1.86	1.19	4
10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5

10.25	0.90	8,815	0.84	2.11	0.92	4
10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

10.25	1.12	3,747	0.59	2.36	0.67	4
10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

10.24	1.15	258,707	0.34	2.61	0.42	4
10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$7.28	$0.19	$(0.06)	$0.13	$(0.20)	$—	$(0.20)
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)	—	(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—	(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	— (f)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)

Class C
Six Months Ended August 31, 2018 (Unaudited)	7.30	0.18	(0.07)	0.11	(0.18)	—	(0.18)
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	—	(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—	(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (f)	(0.36)
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)

Class I
Six Months Ended August 31, 2018 (Unaudited)	7.32	0.20	(0.06)	0.14	(0.21)	—	(0.21)
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—	(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)

Class R2
Six Months Ended August 31, 2018 (Unaudited)	7.27	0.18	(0.06)	0.12	(0.19)	—	(0.19)
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	—	(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—	(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (f)	(0.38)
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)

Class R3
Six Months Ended August 31, 2018 (Unaudited)	7.32	0.19	(0.05)	0.14	(0.20)	—	(0.20)
August 21, 2017 (g) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	—	(0.23)

Class R4
Six Months Ended August 31, 2018 (Unaudited)	7.32	0.20	(0.06)	0.14	(0.21)	—	(0.21)
August 21, 2017 (g) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	—	(0.24)

Class R5
Six Months Ended August 31, 2018 (Unaudited)	7.33	0.21	(0.07)	0.14	(0.21)	—	(0.21)
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	7.32	0.21	(0.06)	0.15	(0.21)	—	(0.21)
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	—	(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.21	1.82%	$648,510	0.99%	5.33%	1.22%	23%
7.28	3.30	632,060	0.99	5.27	1.23	47
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54

7.23	1.55	144,841	1.49	4.83	1.71	23
7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54

7.25	1.93	3,409,329	0.74	5.58	0.99	23
7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54

7.20	1.64	7,036	1.34	4.98	1.57	23
7.27	2.97	7,794	1.33	4.94	1.59	47
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54

7.26	1.90	252	1.09	5.23	1.43	23
7.32	1.34	20	1.09	5.20	1.25	47

7.25	1.89	42	0.84	5.47	1.05	23
7.32	1.49	27	0.84	5.47	1.01	47

7.26	1.96	67,064	0.69	5.63	0.81	23
7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54

7.26	2.15	4,968,515	0.59	5.73	0.70	23
7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$10.15	$0.12		$— (f)	$0.12	$(0.13)	$—	$(0.13)
Year Ended February 28, 2018	10.34	0.20		(0.19)	0.01	(0.20)	—	(0.20)
Year Ended February 28, 2017	10.14	0.18		0.19	0.37	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.37	0.13		(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12	(g)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)

Class C
Six Months Ended August 31, 2018 (Unaudited)	10.09	0.09		(0.01)	0.08	(0.09)	—	(0.09)
Year Ended February 28, 2018	10.29	0.13		(0.19)	(0.06)	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.09	0.11		0.20	0.31	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(g)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.15	0.13		(0.02)	0.11	(0.13)	—	(0.13)
Year Ended February 28, 2018	10.34	0.22		(0.19)	0.03	(0.22)	—	(0.22)
Year Ended February 28, 2017	10.14	0.20		0.19	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(g)	(0.13)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)

Class R5
Six Months Ended August 31, 2018 (Unaudited)	10.19	0.13		— (f)	0.13	(0.14)	—	(0.14)
Year Ended February 28, 2018	10.39	0.21		(0.19)	0.02	(0.22)	—	(0.22)
Year Ended February 28, 2017	10.18	0.20		0.20	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(g)	(0.14)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	10.16	0.14		(0.01)	0.13	(0.14)	—	(0.14)
Year Ended February 28, 2018	10.36	0.22		(0.19)	0.03	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.15	0.21		0.20	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(g)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.14	1.16%	$24,314	0.75%	2.42%		0.98%	28%
10.15	0.12	22,800	0.74	1.91		0.97	68
10.34	3.63	26,932	0.75	1.76		1.21	41
10.14	(0.85)	51,090	0.75	1.32		1.15	27
10.37	(0.18)	59,129	0.75	1.15	(g)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35

10.08	0.84	5,740	1.40	1.77		1.51	28
10.09	(0.63)	5,644	1.38	1.24		1.50	68
10.29	3.05	5,807	1.39	1.08		1.58	41
10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(g)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35

10.13	1.14	191,391	0.60	2.58		0.72	28
10.15	0.26	206,975	0.58	2.12		0.72	68
10.34	3.83	558,497	0.60	1.91		0.73	41
10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(g)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35

10.18	1.26	13,601	0.55	2.57		0.57	28
10.19	0.23	5,945	0.53	2.00		0.57	68
10.39	3.95	711	0.52	1.94		0.53	41
10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(g)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35

10.15	1.30	1,155,624	0.47	2.71		0.47	28
10.16	0.31	1,199,612	0.45	2.14		0.47	68
10.36	4.05	855,276	0.47	2.02		0.47	41
10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(g)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$9.98	$0.10	$— (f)	$0.10	$(0.10)
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)

Class C
Six Months Ended August 31, 2018 (Unaudited)	9.87	0.07	— (f)	0.07	(0.07)
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)

Class I
Six Months Ended August 31, 2018 (Unaudited)	9.98	0.11	— (f)	0.11	(0.11)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	9.99	0.12	— (f)	0.12	(0.12)
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.98	1.00%	$139,331	0.68%	1.94%	0.88%	14%
9.98	1.27	121,268	0.68	1.37	0.89	22
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23

9.87	0.75	16,473	1.18	1.43	1.39	14
9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23

9.98	1.12	203,603	0.43	2.18	0.62	14
9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23

9.99	1.22	656,290	0.23	2.39	0.37	14
9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$11.25	$0.17	(e)	$(0.03)	$0.14	$(0.17)	$—	$(0.17)
Year Ended February 28, 2018	11.45	0.34	(e)	(0.21)	0.13	(0.33)	—	(0.33)
Year Ended February 28, 2017	11.66	0.29	(e)	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30	(e)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)

Class C
Six Months Ended August 31, 2018 (Unaudited)	10.95	0.13	(e)	(0.03)	0.10	(0.14)	—	(0.14)
Year Ended February 28, 2018	11.15	0.27	(e)	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(e)	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	(e)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.97	0.18	(e)	(0.04)	0.14	(0.18)	—	(0.18)
Year Ended February 28, 2018	11.18	0.36	(e)	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(e)	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	(e)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	10.97	0.18	(e)	(0.03)	0.15	(0.19)	—	(0.19)
Year Ended February 28, 2018	11.17	0.37	(e)	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(e)	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	(e)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.22	1.22%	$113,950	0.64%	2.94%	0.97%	11%
11.25	1.12	109,033	0.65	2.95	0.98	14
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9

10.91	0.91	10,370	1.14	2.44	1.47	11
10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9

10.93	1.29	914,413	0.39	3.19	0.71	11
10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9

10.93	1.37	931,410	0.24	3.34	0.46	11
10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$10.68	$0.07	$— (f)	$0.07	$(0.08)	$—	$(0.08)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)

Class C
Six Months Ended August 31, 2018 (Unaudited)	10.75	0.05	(0.01)	0.04	(0.05)	—	(0.05)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (f)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)

Class I
Six Months Ended August 31, 2018 (Unaudited)	10.70	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	10.69	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (f)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.67	0.62%	$210,253	0.80%	1.36%	0.86%	25%
10.68	(0.16)	386,702	0.80	1.02	0.86	44
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38

10.74	0.36	29,827	1.30	0.87	1.36	25
10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38

10.68	0.65	824,707	0.55	1.62	0.60	25
10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38

10.68	0.87	2,296,898	0.30	1.87	0.35	25
10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2018 (Unaudited)	$9.40	$0.12	$(0.06)	$0.06	$(0.11)	$—	$(0.11)
Year Ended February 28, 2018	9.59	0.32	(0.19)	0.13	(0.32)	—	(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)	—	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)	0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (f) through February 28, 2014	10.00	0.41	(0.02)	0.39	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2018 (Unaudited)	9.38	0.09	(0.05)	0.04	(0.09)	—	(0.09)
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)	—	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)	—	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)	0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (f) through February 28, 2014	10.00	0.36	(0.02)	0.34	(0.29)	—	(0.29)

Class I
Six Months Ended August 31, 2018 (Unaudited)	9.39	0.13	(0.06)	0.07	(0.12)	—	(0.12)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)	—	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)	—	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)	0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (f) through February 28, 2014	10.00	0.43	(0.01)	0.42	(0.37)	—	(0.37)

Class R6
Six Months Ended August 31, 2018 (Unaudited)	9.39	0.13	(0.05)	0.08	(0.13)	—	(0.13)
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)	—	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)	—	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)	0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (f) through February 28, 2014	10.00	0.45	(0.01)	0.44	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$9.35	0.68%	$83,240	0.63%		2.49%		1.04%		47%
9.40	1.40	9,900	0.77		3.30		1.26		226
9.59	13.07	4,246	0.89		4.43		1.33		77
8.87	(5.03)	2,570	0.90		4.34		1.25		42
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(g)	4.13	(g)	1.45	(g)	66

9.33	0.41	3,176	1.13		1.99		1.61		47
9.38	0.88	1,207	1.29		2.87		1.77		226
9.57	12.55	1,283	1.39		3.93		1.91		77
8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(g)	3.62	(g)	2.15	(g)	66

9.34	0.78	65,196	0.38		2.74		0.83		47
9.39	1.65	56,434	0.55		3.70		0.97		226
9.58	13.34	125,336	0.64		4.68		1.01		77
8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(g)	4.36	(g)	1.15	(g)	66

9.34	0.81	29,042	0.32		2.81		0.58		47
9.39	1.75	29,580	0.42		3.71		0.72		226
9.58	13.51	34,516	0.49		4.83		0.75		77
8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(g)	4.49	(g)	0.78	(g)	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 9 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class L*, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Inflation Managed Bond Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified

*	Effective December 1, 2016, Class L is publicly offered on a limited basis.

The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.

The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of JPMorgan Inflation Managed Bond Fund (“Inflation Managed Bond Fund”) is to seek to maximize inflation protected total return.

The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.

The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital. Prior to September 29, 2017, the investment objective of Short Duration Core Plus Fund was to seek current income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,713,018	$1,009,198		$3,722,216
Collateralized Mortgage Obligations	—	2,492,026	165,660		2,657,686
Commercial Mortgage-Backed Securities	—	1,899,084	117,412		2,016,496
Corporate Bonds
Capital Markets	—	674,991	741		675,732
Wireless Telecommunication Services	—	49,056	16,784		65,840
Other Corporate Bonds	—	5,882,870	—		5,882,870

Total Corporate Bonds	—	6,606,917	17,525		6,624,442

Foreign Government Securities	—	259,274	—		259,274
Mortgage-Backed Securities	—	4,471,774	—		4,471,774
Municipal Bonds	—	78,969	—		78,969
Supranational	—	24,933	—		24,933
U.S. Government Agency Securities	—	622,025	—		622,025
U.S. Treasury Obligations	—	8,097,506	—		8,097,506
Short-Term Investments
Investment Companies	328,346	—	—		328,346

Total Investments in Securities	$328,346	$27,265,526	$1,309,795		$28,903,667

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$126		$126
Capital Markets	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	51		51
Insurance	—	—	16		16
Other Common Stocks	5,218	—	—		5,218

Total Common Stocks	5,218	—	193		5,411

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Capital Markets	—	—	55		55
Other Preferred Stocks	—	2,428	—		2,428

Total Preferred Stocks	—	2,428	55		2,483

Convertible Preferred Stock
Automobiles	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	1,752,815	670,538		2,423,353
Collateralized Mortgage Obligations	—	479,290	63,846		543,136
Commercial Mortgage-Backed Securities	—	1,099,821	132,570		1,232,391
Convertible Bonds
Other Convertible Bonds	—	1,909	—		1,909

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Core Plus Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Automobiles	$—	$35,956	$—	(a)	$35,956
Capital Markets	—	244,789	150		244,939
Communications Equipment	—	19,252	308		19,560
Electric Utilities	—	149,416	2		149,418
Energy Equipment & Services	—	52,844	483		53,327
Oil, Gas & Consumable Fuels	—	343,303	1,001		344,304
Pharmaceuticals	—	96,766	439		97,205
Wireless Telecommunication Services	—	54,531	5,134		59,665
Other Corporate Bonds	—	2,754,777	—		2,754,777

Total Corporate Bonds	—	3,751,634	7,517		3,759,151

Foreign Government Securities	—	187,387	—		187,387
Mortgage-Backed Securities	—	2,257,159	—		2,257,159
Municipal Bonds	—	14,443	—		14,443
Supranational	—	1,055	—		1,055
U.S. Government Agency Securities	—	197,825	—		197,825
U.S. Treasury Obligations	—	2,487,600	—		2,487,600
Loan Assignments
Media	—	1,828	—	(a)	1,828
Other Loan Assignments	—	9,336	—		9,336

Total Loan Assignments	—	11,164	—	(a)	11,164

Rights
Independent Power and Renewable Electricity Producers	—	—	73		73
Short-Term Investments
Investment Companies	958,113	—	—		958,113

Total Investments in Securities	963,331	12,244,530	874,792		14,082,653

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$978	$—		$978
Futures Contracts	247	—	—		247
Swaps	—	2,968	—		2,968

Total Appreciation in Other Financial Instruments	$247	$3,946	$—		$4,193

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(103)	$—		$(103)
Futures Contracts	(3,587)	—	—		(3,587)
Swaps	—	(1,458)	—		(1,458)

Total Depreciation in Other Financial Instruments	$(3,587)	$(1,561)	$—		$(5,148)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$49,419	$1,290,539	$—		$1,339,958

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$3,283		$3,283
Capital Markets	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	552		552
Insurance	—	—	71		71
Other Common Stocks	74,287	—	—		74,287

Total Common Stocks	74,287	—	3,906		78,193

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,968	—	—		6,968
Capital Markets	—	—	429		429
Other Preferred Stocks	—	27,127	—		27,127

Total Preferred Stocks	6,968	27,127	429		34,524

Convertible Preferred Stock
Automobiles	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	—	1		1
Convertible Bonds
Other Convertible Bonds	—	4,809	—		4,809
Corporate Bonds
Automobiles	—	42,324	—	(a)	42,324
Chemicals	—	214,382	—	(a)	214,382
Communications Equipment	—	63,024	2,390		65,414
Distributors	—	23,578	12,050		35,628
Diversified Telecommunication Services	—	610,427	8,563		618,990
Electric Utilities	—	34,793	148		34,941
Energy Equipment & Services	—	302,268	5,207		307,475
Oil, Gas & Consumable Fuels	—	935,720	2,821		938,541
Pharmaceuticals	—	244,036	1,523		245,559
Real Estate Management & Development	—	8,962	5,805		14,767
Wireless Telecommunication Services	—	304,175	—	(a)	304,175
Other Corporate Bonds	—	5,413,527	—		5,413,527

Total Corporate Bonds	—	8,197,216	38,507		8,235,723

Loan Assignments
Other Loan Assignments	—	399,801	—		399,801
Rights
Independent Power and Renewable Electricity Producers	—	—	1,972		1,972
Short-Term Investments
Investment Companies	344,832	—	—		344,832
U.S. Treasury Obligations	—	8,333	—		8,333

Total Short-Term Investments	344,832	8,333	—		353,165

Total Investments in Securities	$426,087	$8,637,286	$44,815		$9,108,188

Appreciation in Other Financial Instruments
Swaps	$—	$3,158	$—		$3,158

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$77,838	$2,902	$80,740
Collateralized Mortgage Obligations	—	134,307	40	134,347
Commercial Mortgage-Backed Securities	—	104,635	1	104,636
Corporate Bonds
Other Corporate Bonds	—	401,190	—	401,190
Foreign Government Securities	—	3,374	—	3,374
Mortgage-Backed Securities	—	121,039	—	121,039
U.S. Government Agency Securities	—	295,052	—	295,052
U.S. Treasury Obligations	—	226,761	—	226,761
Short-Term Investments
Investment Companies	23,054	—	—	23,054

Total Investments in Securities	$23,054	$1,364,196	$2,943	$1,390,193

Appreciation in Other Financial Instruments
Swaps	$—	$9,444	$—	$9,444

Depreciation in Other Financial Instruments
Swaps	$—	$(7,424)	$—	$(7,424)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$194,385	$50,694	$245,079
Collateralized Mortgage Obligations	—	447,653	2,701	450,354
Commercial Mortgage-Backed Securities	—	49,672	169	49,841
Corporate Bonds
Capital Markets	—	8,326	114	8,440
Other Corporate Bonds	—	136,859	—	136,859

Total Corporate Bonds	—	145,185	114	145,299

Mortgage-Backed Securities	—	45,780	—	45,780
Short-Term Investments
Investment Companies	82,421	—	—	82,421

Total Investments in Securities	$82,421	$882,675	$53,678	$1,018,774

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$92,137	$144,070	$236,207
Collateralized Mortgage Obligations	—	435,868	20,436	456,304
Commercial Mortgage-Backed Securities	—	228,653	20,443	249,096
Corporate Bonds
Wireless Telecommunication Services	—	—	1,524	1,524
Mortgage-Backed Securities	—	921,694	—	921,694
U.S. Treasury Obligations	—	54,008	—	54,008

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Mortgage-Backed Securities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investments
Investment Companies	$49,357	$—	$—		$49,357

Total Investments in Securities	$49,357	$1,732,360	$186,473		$1,968,190

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$324,400	$34,022		$358,422
Collateralized Mortgage Obligations	—	176,650	—	(a)	176,650
Commercial Mortgage-Backed Securities	—	7,867	—		7,867
Corporate Bonds
Other Corporate Bonds	—	1,009,970	—		1,009,970
Mortgage-Backed Securities	—	122,263	—		122,263
U.S. Government Agency Securities	—	281,851	—		281,851
U.S. Treasury Obligations	—	1,378,536	—		1,378,536
Short-Term Investments
Investment Companies	2,184	—	—		2,184

Total Investments in Securities	$2,184	$3,301,537	$34,022		$3,337,743

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$14,951	$4,343		$19,294
Other Collateralized Mortgage Obligations	—	20,011	—		20,011
Commercial Mortgage-Backed Securities	—	16,558	3,675		20,233
Corporate Bonds
Wireless Telecommunication Services	—	842	—	(c)	842
Other Corporate Bonds	—	48,468	—		48,468

Total Corporate Bonds	—	49,310	—	(c)	49,310

Foreign Government Securities	—	1,236	—		1,236
U.S. Treasury Obligations	—	56,193	—		56,193
Mortgage-Backed Securities	—	8,873	—		8,873
Short-Term Investments
Investment Companies	4,742	—	—		4,742
U.S. Treasury Obligations	—	215	—		215

Total Short-Term Investments	4,742	215	—		4,957

Total Investments in Securities	$4,742	$167,347	$8,018		$180,107

Appreciation in Other Financial Instruments
Futures Contracts	$20	$—	$—		$20

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—		$(6)

(a)	Amount rounds to less than one thousand.
(b)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

(c)	Value is zero.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the six months ended August 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$914,507		$803	$(3,109)	$(398)	$261,792	$(230,543)	$101,097	$(34,951)	$1,009,198
Collateralized Mortgage Obligations	128,082		75	(390)	(1,114)	50,370	(13,808)	2,445	—	165,660
Commercial Mortgage-Backed Securities	132,645		1,606	(1,103)	(1,050)	37,359	(39,824)	22,884	(35,105)	117,412
Corporate Bonds — Capital Markets	1,108		2	1	2	—	(372)	—	—	741
Corporate Bonds — Wireless Telecommunication Services	17,226		—	—	—	—	(442)	—	—	16,784
Loan Assignments — Hotels, Restaurants & Leisure	16,370		550	(187)	15	—	(16,748)	—	—	—

Total	$1,209,938		$3,036	$(4,788)	$(2,545)	$349,521	$(301,737)	$126,426	$(70,056)	$1,309,795

Core Plus Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$561,690		$763	$(1,734)	$(101)	$169,159	$(134,230)	$121,473	$(46,482)	$670,538
Collateralized Mortgage Obligations	67,309		87	(55)	11	—	(3,539)	33	—	63,846
Commercial Mortgage-Backed Securities	170,540		174	324	5	31,233	(14,040)	33,181	(88,847)	132,570
Common Stocks — Aerospace & Defense	—		—	(51)	—	177	—	—	—	126
Common Stocks — Capital Markets	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	—		—	51	—	—	—	—	—	51
Common Stocks — Insurance	15		—	1	—	—	—	—	—	16
Common Stocks — Specialty Retail	1		(139)	138	—	—	—	—	—	—
Convertible Bonds — Specialty Retail	—	(a)	(123)	141	—	—	(18)	—	—	—
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Capital Markets	225		— (a)	— (a)	— (a)	—	(75)	—	—	150
Corporate Bonds — Communications Equipment	422		—	(119)	5	—	—	—	—	308
Corporate Bonds — Electric Utilities	62		—	(19)	—	—	—	—	(41)	2

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Core Plus Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Corporate Bonds — Energy Equipment & Services	$504		$—	$(57)	$7	$29		$—	$—	$—	$483
Corporate Bonds — Oil, Gas & Consumable Fuels	4		—	12	(1)	—		—	986	—	1,001
Corporate Bonds — Pharmaceuticals	—		—	(219)	—	—		—	658	—	439
Corporate Bonds — Wireless Telecommunication Services	5,269		—	— (a)	—	—		(135)	—	—	5,134
Loan Assignments — Hotels, Restaurants & Leisure	5,886		211	(134)	63	—		(6,026)	—	—	—
Loan Assignments — Leisure Products	—		—	—	—	—		—	—	—	—
Loan Assignments — Media	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Capital Markets	153		—	(98)	—	—		—	—	—	55
Rights — Independent Power and Renewable Electricity Producers	75		—	(2)	—	—		—	—	—	73
Warrants — Specialty Retail	—	(a)	— (a)	— (a)	—	—		— (a)	—	—	—

Total	$812,155		$973	$(1,821)	$(11)	$200,598		$(158,063)	$156,331	$(135,370)	$874,792

High Yield Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$2		$—	$(1)	$—	$—	(a)	$—	$—	$—	$1
Common Stocks — Aerospace & Defense	—		—	(1,305)	—	4,588		—	—	—	3,283
Common Stocks — Capital Markets	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Diversified Financial Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	—		—	552	—	—		—	—	—	552
Common Stocks — Insurance	71		—	—	—	—		—	—	—	71
Common Stocks — Specialty Retail	2		(404)	402	—	—		— (a)	—	—	—
Convertible Bonds — Specialty Retail	—	(a)	(400)	459	—	—		(59)	—	—	—
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Building Products	4,605		(306)	216	10	—		(4,525)	—	—	—
Corporate Bonds — Chemicals	—	(a)	—	—	—	—		—	—	—	—	(a)

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

High Yield Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Corporate Bonds — Communications Equipment	$3,274		$—	$(925)	$41		$—	$—	$—	$—	$2,390
Corporate Bonds — Distributors	9,011		—	(115)	1		3,153	—	—	—	12,050
Corporate Bonds — Diversified Telecommunication Services	8,175		—	328	60		—	—	—	—	8,563
Corporate Bonds — Electric Utilities	1,690		—	(711)	—		1	—	—	(832)	148
Corporate Bonds — Energy Equipment & Services	5,447		—	(622)	75		307	—	—	—	5,207
Corporate Bonds — Oil, Gas & Consumable Fuels	20		—	51	(2)		—	—	2,752	—	2,821
Corporate Bonds — Pharmaceuticals	—		—	(761)	1		—	(1)	2,284	—	1,523
Corporate Bonds — Real Estate Management & Development	6,781		—	(3)	7		—	(980)	—	—	5,805
Corporate Bonds — Wireless Telecommunication Services	—		—	— (a)	—		—	—	—	—	—	(a)
Loan Assignments — Leisure Products	—		—	—	—		—	—	—	—	—
Preferred Stocks — Automobiles	—	(a)	—	(1)	1		—	—	—	—	—	(a)
Preferred Stocks — Capital Markets	1,190		—	(761)	—		—	—	—	—	429
Rights — Independent Power and Renewable Electricity Producers	2,028		—	(56)	—		—	—	—	—	1,972
Warrants — Specialty Retail	—	(a)	(2)	2	—		—	— (a)	—	—	—

Total	$42,296		$(1,112)	$(3,251)	$194		$8,049	$(5,565)	$5,036	$(832)	$44,815

Limited Duration Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$50,124		$—	$79	$4		$7,837	$(14,451)	$7,101	$—	$50,694
Collateralized Mortgage Obligations	4,699		—	51	—	(a)	—	(2,049)	—	—	2,701
Commercial Mortgage-Backed Securities	6,201		—	(17)	—		—	(6,015)	—	—	169
Corporate Bonds — Capital Markets	171		—	— (a)	—	(a)	—	(57)	—	—	114

Total	$61,195		$—	$113	$4		$7,837	$(22,572)	$7,101	$—	$53,678

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Mortgage-Backed Securities Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$146,842		$79	$(364)	$(333)	$11,978	$(17,458)	$17,093	$(13,767)	$144,070
Collateralized Mortgage Obligations	23,091		7	(874)	(947)	706	(2,903)	1,356	—	20,436
Commercial Mortgage-Backed Securities	57,688		33	(206)	(413)	1,920	(9,902)	4,724	(33,401)	20,443
Corporate Bonds — Wireless Telecommunication Services	1,564		—	—	—	—	(40)	—	—	1,524
Loan Assignments — Hotels, Restaurants & Leisure	1,932		—	(22)	1	—	(1,911)	—	—	—

Total	$231,117		$119	$(1,466)	$(1,692)	$14,604	$(32,214)	$23,173	$(47,168)	$186,473

Short Duration Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$41,189		$(47)	$73	$3	$2,634	$(9,830)	$—	$—	$34,022
Collateralized Mortgage Obligations	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$41,189		$(47)	$73	$3	$2,634	$(9,830)	$—	$—	$34,022

Short Duration Core Plus Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$2,130		$—	$(9)	$(1)	$2,551	$(785)	$457	$—	$4,343
Commercial Mortgage-Backed Securities	3,833		13	5	—	3,014	(286)	—	(2,904)	3,675
Corporate Bonds — Wireless Telecommunication Services	—		—	—	—	—	—	—	—	—	(b)

Total	$5,963		$13	$(4)	$(1)	$5,565	$(1,071)	$457	$(2,904)	$8,018

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

There were no significant transfers among any levels during the six months ended August 31, 2018 for Core Bond Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Bond Fund.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2018 for Core Plus Bond Fund and Mortgage-Backed Securities Fund.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the six months ended August 31, 2018 for Limited Duration Bond Fund and Short Duration Core Plus Fund.

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2018, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$(4,218)
Core Plus Bond Fund	(1,791)
High Yield Fund	(4,301)
Limited Duration Bond Fund	137
Mortgage-Backed Securities Fund	(1,000)
Short Duration Bond Fund	73
Short Duration Core Plus Fund	(4)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$455,216	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.39%)
			Constant Default Rate	0.00% - 30.00% (0.23%)
			Yield (Discount Rate of Cash Flows)	2.46% - 8.14% (4.06%)

Asset-Backed Securities	455,216

	11,189	Discounted Cash Flow	PSA Prepayment Model	254.00% (254.00%)
			Constant Prepayment Rate	0.00% - 29.23% (12.34%)
			Constant Default Rate	0.00% - 6.40% (3.16%)
			Yield (Discount Rate of Cash Flows)	(84.47)% - 199.00% (8.03%)

Collateralized Mortgage Obligations	11,189

	80,954	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.69%)
			Yield (Discount Rate of Cash Flows)	2.02% - 9.60% (4.52%)

Commercial Mortgage-Backed Securities	80,954

	741	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.11% (4.11%)
			Liquidity Discount	0.50% (0.50%)

Corporate Bonds	741

Total	$548,100

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $761,695,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$142		Terms of Exchange Offer	Expected Recovery	$0.01 - $8.23 ($8.23)
	—	(a)	Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)

Common Stocks	142

	55		Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Preferred Stocks	55

	1,449		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.11% - 32.07% (11.70%)
				Liquidity Discount	0.50% (0.50%)
	1		Pending Distribution Amount	Discount for potential outcome (c)	99.99% - 100.00% (99.99%)

Corporate Bonds	1,450

	423,945		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (25.08%)
				Constant Default Rate	0.00% - 30.00% (0.13%)
				Yield (Discount Rate of Cash Flows)	2.35% - 20.00% (4.18%)

Asset-Backed Securities	423,945

	156		Discounted Cash Flow	Constant Prepayment Rate	2.00% - 28.00% (13.30%)
				Constant Default Rate	0.00% - 5.91% (3.37%)
				Yield (Discount Rate of Cash Flows)	2.53% - 9.31% (3.80%)

Collateralized Mortgage Obligations	156

	95,100		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.54%)
				Yield (Discount Rate of Cash Flows)	2.02% - 7.80% (4.99%)

Collateralized Mortgage-Backed Securities	95,100

	—	(b)	Pending Distribution Amount	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(b)

Total	$520,848

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $353,944,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Amount rounds to less than 1,000.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepay-ment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,354		Terms of Exchange Offer/Restructuring	Expected Recovery	$0.01 - $8.23 ($8.23)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)
	—	(a)(c)	Market Comparable Companies	EBITDA Multiple (d)	6.5x (6.5x)

Common Stocks	3,354

	429		Market Comparable Companies	EBITDA Multiple (d)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	429

	25,768		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.37% - 32.07% (8.64%)
	2		Pending Distribution Amount	Discount for potential outcome (b)	99.99% - 100.00% (99.99%)

Corporate Bonds	25,770

	1		Discounted Cash Flow	Constant Prepayment Rate	5.00% (5.00%)
				Constant Default Rate	3.94% (3.94%)
				Yield (Discount Rate of Cash Flows)	20.00% (20.00%)

Asset-Backed Securities	1

Total	$29,554

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $15,261,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Amount rounds to less than 1,000.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at Zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$50,694	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (11.29%)
			Constant Default Rate	0.00% - 94.25% (1.51%)
			Yield (Discount Rate of Cash Flows)	2.27% - 22.29% (3.96%)

Asset-Backed Securities	50,694

	2,701	Discounted Cash Flow	PSA Prepayment Model	254.00% (254.00%)
			Constant Prepayment Rate	0.50% - 10.00% (9.00%)
			Constant Default Rate	0.00% - 4.92% (0.22%)
			Yield (Discount Rate of Cash Flows)	2.23% - 7.00% (3.15%)

Collateralized Mortgage Obligations	2,701

	169	Discounted Cash Flow	Constant Prepayment Rate	6.55% (6.55%)
			Constant Default Rate	3.90% (3.90%)
			Yield (Discount Rate of Cash Flows)	4.57% (4.57%)

Commercial Mortgage-Backed Securities	169

	114	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.11% (4.11%)
			Liquidity Discount	0.50% (0.50%)

Corporate Bonds	114

Total	$53,678

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$92,546	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (3.53%)
			Constant Default Rate	0.00% - 7.34% (0.26%)
			Yield (Discount Rate of Cash Flows)	2.44% - 6.14% (4.19%)

Asset-Backed Securities	92,546

	11,804	Discounted Cash Flow	PSA Prepayment Model	254.00% (254.00%)
			Constant Prepayment Rate	0.00% - 28.00% (12.90%)
			Constant Default Rate	0.00% - 14.00% (3.08%)
			Yield (Discount Rate of Cash Flows)	(84.47)% - 199.00% (6.91%)

Collateralized Mortgage Obligations	11,804

	18,227	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.17%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	2.02% - 7.71% (4.62%)

Commercial Mortgage-Backed Securities	18,227

Total	$122,577

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $63,896,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$14,801		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (10.02%)
				Constant Default Rate	0.00% - 30.00% (0.91%)
				Yield (Discount Rate of Cash Flows)	2.27% - 6.58% (3.82%)

Asset-Backed Securities	14,801

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	254.00% (254.00%)
				Yield (Discount Rate of Cash Flows)	4.50% (4.50%)

Collateralized Mortgage Obligations	—	(a)

Total	$14,801

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $19,221,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Amount rounds to less than 1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,343	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (15.25%)
			Yield (Discount Rate of Cash Flows)	3.30% - 4.77% (3.82%)

Asset-Backed Securities	4,343

	2,871	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.22% - 4.46% (3.83%)

Collateralized Mortgage Obligations	2,871

Total	$7,214

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $804,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund had delayed delivery securities outstanding as of August 31, 2018. The values of these securities held at August 31, 2018 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Mortgage-Backed Securities Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Mortgage-Backed Securities Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliate on the Statements of Operations.

At August 31, 2018, the Funds did not have any outstanding unfunded loan commitments.

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund purchased and/or sold (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — Core Plus Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Funds to interest risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Core Plus Bond Fund’s and Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of August 31, 2018 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received	Citibank, NA	$874	$(530)
		Morgan Stanley	1,325	(1,260)
Inflation Managed Bond Fund	Collateral Posted	Credit Suisse International	(2,181)	2,380
		Royal Bank of Scotland	(926)	820
	Collateral Received	Barclays Bank plc	42	(420)
		BNP Paribas	1,054	(830)
		Citibank, NA	1,040	(970)
		Deutsche Bank AG	1,125	(1,160)
		Morgan Stanley	1,674	(1,410)

The Funds may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index for all Urban Consumers upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$247	$—	$—	$—	$247
Foreign exchange contracts	Receivables	—	978	—	—	978
Credit contracts	Receivables	—	—	890	2,447	3,337

Total		$247	$978	$890	$2,447	$4,562

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(3,587)	$—	$—	$—	$(3,587)
Foreign exchange contracts	Payables	—	(103)	—	—	(103)

Total		$(3,587)	$(103)	$—	$—	$(3,690)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$13,717

(a)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)	OTC Swaps	Total
Interest rate contracts	Receivables	$—	$9,444	$9,444

Gross Liabilities:
Interest rate contracts	Payables	$(36)	$(7,388)	$(7,424)

(a)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$25	$(25)	$—		$—
Barclays Bank plc	1,918	(1,876)	(42	)(b)	—
BNP Paribas	1,054	—	(830	)(b)	224
Citibank, NA	1,727	(687)	(970	)(b)	70
Deutsche Bank AG	1,665	(540)	(1,125	)(b)	—
Morgan Stanley	2,785	(1,111)	(1,410	)(b)	264
Union Bank of Switzerland AG	270	—	—		270

	$9,444	$(4,239)	$(4,377)		$828

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted (b)		Net Amount Due To Counterparty (Not less than zero)
Bank of America NA	$67	$(25)	$—		$42
Barclays Bank plc	1,876	(1,876)	—		—
Citibank, NA	687	(687)	—		—
Credit Suisse International	2,181	—	(2,181	)(b)	—
Deutsche Bank AG	540	(540)	—		—
Morgan Stanley	1,111	(1,111)	—		—
Royal Bank of Scotland	926	—	(820	)(b)	106

	$7,388	$(4,239)	$(3,001)		$148

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

Short Duration Core Plus Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$20

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2018, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(559)	$198	$—	$—	$(361)
Foreign exchange contracts	—	—	2,304	—	2,304
Credit contracts	—	—	—	(558)	(558)

Total	$(559)	$198	$2,304	$(558)	$1,385

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$160	$(4,785)	$—	$—	$(4,625)
Foreign exchange contracts	—	—	436	—	436
Credit contracts	—	—	—	4,705	4,705

Total	$160	$(4,785)	$436	$4,705	$516

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$2,391

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$2,681

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(1,062)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$5,123

Short Duration Core Plus Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps		Total
Interest rate contracts	$(157)	$—		$(157)
Credit contracts	—	—	(a)	— (a)

Total	$(157)	$—	(a)	$(157)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$43

(a)	Amount rounds to less than one thousand.

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2018 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund	Inflation Managed Bond Fund	Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$1,537,645		$—	$—	$20,440
Average Notional Balance Short	187,215		—	—	12,027
Ending Notional Balance Long	1,539,680		—	—	33,366
Ending Notional Balance Short	160,725		—	—	13,319

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	11,105		—	—	—
Average Settlement Value Sold	47,546		—	—	—
Ending Settlement Value Purchased	9,646		—	—	—
Ending Settlement Value Sold	55,119		—	—	—

Exchange-Traded Options:
Average Number of Contracts Purchased	5,107	(a)	—	—	—
Average Number of Contracts Written	5,107	(a)	—	—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	65,000		—	—	—
Average Notional Balance — Sell Protection	—		175,714	—	—
Ending Notional Balance — Buy Protection	88,000		—	—	—
Ending Notional Balance — Sell Protection	—		174,000	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed rate	—		—	1,069,514	—
Ending Notional Balance — Pays Fixed Rate	—		—	1,112,200	—

(a)	For the period March 1, 2018 through March 31, 2018.

The Funds’ derivatives contracts held at August 31, 2018 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the tables below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Amounts in the tables below are in thousands.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Core Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (a)(b)	$807,610	$4,106,814	$4,586,119	$(48)	$89	$328,346	328,247	$5,304	$—

Core Plus Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (a)(b)	$654,304	$2,369,088	$2,065,535	$(17)	$273	$958,113	957,826	$9,553	$—

Government Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (a)(b)	$62,272	$136,890	$149,743	$—	$—	$49,419	49,419	$533	$—

High Yield Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82% (a)(b)	$258,478	$1,325,784	$1,239,430	$—	$—	$344,832	344,832	$2,330	$—

Inflation Managed Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (a)(b)	$17,633	$201,139	$195,725	$—	(c)	$7	$23,054	23,055	$144	$—

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

Limited Duration Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04%(a)(b)	$72,656	$201,557	$191,809	$—	(c)	$17	$82,421	82,397	$744	$—

Mortgage-Backed Securities Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04%(a)(b)	$24,731	$276,643	$252,023	$1	$5	$49,357	49,343	$335	$—

Short Duration Bond Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82%(a)(b)	$9,442	$774,373	$781,631	$—	$—	$2,184	2,184	$166	$—

Short Duration Core Plus Fund

	For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.82%(a)(b)	$1,893	$90,428	$87,579	$—	$—	$4,742	4,742	$37	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2018.
(c)	Amount rounds to less than one thousand.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

Inflation Managed Bond Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended August 31, 2018 are as follows:

	Class A	Class C		Class I	Class L	Class R2	Class R3		Class R4		Class R5		Class R6		Total
Core Bond Fund
Transfer agency fees	$68	$10		$60	n/a	$6	$—	(a)	$—	(a)	$3		$76		$223
Core Plus Bond Fund
Transfer agency fees	41	6		7	$2	4	—	(a)	—	(a)	—	(a)	51		111
Government Bond Fund
Transfer agency fees	29	1		8	n/a	7	—	(a)	—	(a)	n/a		2		47
High Yield Fund
Transfer agency fees	55	6		663	n/a	4	—	(a)	—	(a)	3		22		753
Inflation Managed Bond Fund
Transfer agency fees	1	1		2	n/a	n/a	n/a		n/a		—	(a)	4		8
Limited Duration Bond Fund
Transfer agency fees	9	2		2	n/a	n/a	n/a		n/a		n/a		11		24
Mortgage-Backed Securities Fund
Transfer agency fees	7	1		5	n/a	n/a	n/a		n/a		n/a		5		18
Short Duration Bond Fund
Transfer agency fees	12	2		3	n/a	n/a	n/a		n/a		n/a		10		27
Short Duration Core Plus Fund
Transfer agency fees	1	—	(a)	1	n/a	n/a	n/a		n/a		n/a		—	(a)	2

(a)	Amount rounds to less than one thousand.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Certain Funds are subject to a tax imposed on short-term and long-term capital gains on securities of issuers domiciled in India. Prior to April 1, 2018, certain Funds were only subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred foreign capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on the indirect transfers of Indian shares. Based upon current guidance from the Indian tax authorities, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

M. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.60
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration Core Plus Fund	0.25

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2018, the annualized effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$88	$—	(a)
Core Plus Bond Fund	93	—	(a)
Government Bond Fund	10	—	(a)
High Yield Fund	33	—	(a)
Inflation Managed Bond Fund	1	—
Limited Duration Bond Fund	5	—	(a)
Mortgage-Backed Securities Fund	8	—
Short Duration Bond Fund	14	—	(a)
Short Duration Core Plus Fund	1	—

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Core Plus Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	1.40%	0.50%	n/a	1.10%	0.85%	0.60%	0.45%	0.35%
Core Plus Bond Fund	0.75	1.40	0.46	0.49%	1.15	0.90	0.65	0.50	0.40
Government Bond Fund	0.75	1.48	0.48	n/a	1.10	0.85	0.60	n/a	0.35
High Yield Fund	1.00	1.50	0.75	n/a	1.35	1.10	0.85	0.70	0.60
Inflation Managed Bond Fund	0.75	1.40	0.60	n/a	n/a	n/a	n/a	0.55	0.50
Limited Duration Bond Fund	0.70	1.20	0.45	n/a	n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.80	1.30	0.55	n/a	n/a	n/a	n/a	n/a	0.30
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	n/a	0.33

The expense limitation agreements were in effect for the six months ended August 31, 2018 and are in place until at least June 30, 2019, except the expense limitation agreement for Inflation Managed Bond Fund is in effect until September 30, 2019.

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

For the six months ended August 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$3,948	$2,622	$4,714	$11,284	$76
Core Plus Bond Fund	132	88	2,197	2,417	7
Government Bond Fund	262	175	607	1,044	2
High Yield Fund	2,861	1,905	2,838	7,604	4
Inflation Managed Bond Fund	—	—	170	170	—
Limited Duration Bond Fund	364	242	96	702	—
Mortgage-Backed Securities Fund	1,278	794	520	2,592	—
Short Duration Bond Fund	529	352	14	895	6
Short Duration Core Plus Fund	104	51	102	257	—	(a)

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2018 were as follows (amounts in thousands):

Core Bond Fund	$730
Core Plus Bond Fund	1,018
Government Bond Fund	72
High Yield Fund	287
Inflation Managed Bond Fund	16
Limited Duration Bond Fund	79
Mortgage-Backed Securities Fund	33
Short Duration Bond Fund	24
Short Duration Core Plus Fund	4

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2018, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

4. Investment Transactions

During the six months ended August 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$3,442,920	$2,842,229	$968,921	$786,681
Core Plus Bond Fund	5,436,630	3,312,953	227,393	487,959
Government Bond Fund	95,329	41,034	16,615	5,635
High Yield Fund	2,143,189	1,972,936	—	—
Inflation Managed Bond Fund	266,708	172,748	92,252	237,895
Limited Duration Bond Fund	133,426	136,128	—	—
Mortgage-Backed Securities Fund	196,515	204,548	6,132	6,842
Short Duration Bond Fund	288,824	633,716	587,843	520,242
Short Duration Core Plus Fund	68,202	22,993	71,931	36,771

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$29,146,379	$216,288	$459,000	$(242,712)
Core Plus Bond Fund	14,298,032	72,853	287,360	(214,507)
Government Bond Fund	1,344,877	24,431	29,350	(4,919)
High Yield Fund	9,185,541	207,358	270,994	(63,636)
Inflation Managed Bond Fund	1,405,306	12,193	25,286	(13,093)
Limited Duration Bond Fund	1,024,003	3,089	8,318	(5,229)
Mortgage-Backed Securities Fund	1,978,989	24,995	35,794	(10,799)
Short Duration Bond Fund	3,373,911	3,217	39,385	(36,168)
Short Duration Core Plus Fund	181,565	279	1,723	(1,444)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2018, Core Bond Fund did not have any net capital loss carryforwards.

As of February 28, 2018, the following Fund had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

2019
Limited Duration Bond Fund	$6,963

As of February 28, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond Fund	$—	$7,964
Government Bond Fund	1,396	518
High Yield Fund	24,434	310,641
Inflation Managed Bond Fund	39,231	—
Limited Duration Bond Fund	—	11,375
Mortgage-Backed Securities Fund	401	1,613
Short Duration Bond Fund	7,416	—
Short Duration Core Plus Fund	3,287	10,998

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2018.

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2018, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	24.2%
Core Plus Bond Fund	—	29.7
High Yield Fund	—	28.1
Inflation Managed Bond Fund	12.3	44.4
Limited Duration Bond Fund	52.0	—

As of August 31, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	14.5%	—	—%
Core Plus Bond Fund	1	14.3	1	10.0
Government Bond Fund	—	—	2	23.1
High Yield Fund	1	12.8	—	—
Inflation Managed Bond Fund	1	12.9	—	—
Short Duration Bond Fund	1	42.1	—	—
Short Duration Core Plus Fund	1	34.8	2	38.5

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	343

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Certain derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has been raising interest rates, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

8. New Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18 (“ASU 2016-18”) Statement of Cash Flows (Topic 230) Restricted Cash, which clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Management has evaluated the implications of these changes and the amendments are included in the financial statements.

In March 2017, the FASB issued ASU 2017-08 Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

9. Subsequent Event

Effective October 5, 2018, the Funds may engage in securities lending to broker dealers or other financial institutions approved by the Funds. Citibank N.A. serves as lending agent for the Funds.

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2018, and continued to hold your shares at the end of the reporting period, August 31, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$1,008.50	$3.75	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,005.40	6.82	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,009.80	2.48	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Class R2
Actual	1,000.00	1,005.90	5.51	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R3
Actual	1,000.00	1,008.10	4.25	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R4
Actual	1,000.00	1,009.30	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R5
Actual	1,000.00	1,010.10	2.23	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,010.60	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	345

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,009.80	$3.70	0.73%
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class C
Actual	1,000.00	1,006.40	6.98	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class I
Actual	1,000.00	1,011.30	2.23	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class L
Actual	1,000.00	1,011.10	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R2
Actual	1,000.00	1,007.80	5.72	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R3
Actual	1,000.00	1,009.00	4.46	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R4
Actual	1,000.00	1,009.10	3.19	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class R5
Actual	1,000.00	1,011.20	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R6
Actual	1,000.00	1,010.40	1.93	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38

JPMorgan Government Bond Fund
Class A
Actual	1,000.00	1,009.40	3.75	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,006.30	6.83	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,011.80	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R2
Actual	1,000.00	1,007.60	5.52	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R3
Actual	1,000.00	1,009.00	4.25	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R4
Actual	1,000.00	1,011.20	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual	1,000.00	1,011.50	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Fund
Class A
Actual	$1,000.00	$1,018.20	$5.04	0.99%
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class C
Actual	1,000.00	1,015.50	7.57	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class I
Actual	1,000.00	1,019.30	3.77	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R2
Actual	1,000.00	1,016.40	6.81	1.34
Hypothetical	1,000.00	1,018.45	6.82	1.34
Class R3
Actual	1,000.00	1,019.00	5.55	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R4
Actual	1,000.00	1,018.90	4.27	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R5
Actual	1,000.00	1,019.60	3.51	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class R6
Actual	1,000.00	1,021.50	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

JPMorgan Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,011.60	3.80	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,008.40	7.09	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class I
Actual	1,000.00	1,011.40	3.04	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R5
Actual	1,000.00	1,012.60	2.79	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,013.00	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47

JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	1,010.00	3.45	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
Class C
Actual	1,000.00	1,007.50	5.97	1.18
Hypothetical	1,000.00	1,019.26	6.01	1.18
Class I
Actual	1,000.00	1,011.20	2.18	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	1,012.20	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	347

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	$1,000.00	$1,012.20	$3.25	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,009.10	5.77	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	1,012.90	1.98	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	1,013.70	1.22	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,006.20	4.05	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class C
Actual	1,000.00	1,003.60	6.57	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class I
Actual	1,000.00	1,006.50	2.78	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,008.70	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

JPMorgan Short Duration Core Plus Fund
Class A
Actual	1,000.00	1,006.80	3.19	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class C
Actual	1,000.00	1,004.10	5.71	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class I
Actual	1,000.00	1,007.80	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Class R6
Actual	1,000.00	1,008.10	1.62	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	349

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Inflation Managed Bond Fund and Short Duration Core Plus Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the fourth, fifth and fifth quintiles based upon the Peer Group, and in the third, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fifth quintile based upon the Peer Group, and in the third quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the fourth, third, and third quintiles based upon the Peer Group, and in the fourth, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fourth quintiles based upon the Peer Group, and in the third, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the second, first, and second quintiles based upon the Peer Group, and in the second, second, and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the second, first and second quintiles based upon the Peer Group, and in the first quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the High Yield Fund’s performance for Class A shares was in the fifth quintile based upon the Peer Group, and in the third quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees noted that the performance for Class I shares was in the fourth quintile based upon the Peer Group, and in the third quintile based on the Universe, for each of the one-, three-, and five-year periods ended

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	351

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Inflation Managed Bond Fund’s performance for Class A shares was in the fourth, first and first quintiles based upon the Peer Group, and in the fourth, third and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and first quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the fourth, fifth and second quintiles based upon the Peer Group, and in the fourth, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the third, fourth and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, first and third quintiles based upon the Peer Group, and in the second quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that performance for Class I shares was in the second, first and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that, based upon the Universe, the Short Duration Bond Fund’s performance was in the third quintile for Class A shares, and in the second, second and first quintiles for Class I shares, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A and Class I shares was in the first quintile based upon both the Peer Group and Universe for the one- and three-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including changes to the investment strategy that went into effect on September 29, 2017, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Caps currently in place for each Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2018

information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Government Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for Class A shares was in the fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the fourth and third quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe, and that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first and second quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Groups and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles based upon the Peer Groups and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, including changes to the Fund’s contractual advisory fee and Fee Caps effective September 29, 2017, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

AUGUST 31, 2018	J.P. MORGAN INCOME FUNDS	353

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. August 2018.	SAN-INC2-818

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 07, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 07, 2018